UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)
c/o: JPMorgan Chase & Co.
383 Madison Avenue, New York, NY		10179
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	March 31, 2023

Date of reporting period:	March 31, 2023

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.
MARCH 31, 2023
2023 Annual Report
iShares Trust
iShares Biotechnology ETF | IBB | NASDAQ
iShares Expanded Tech Sector ETF | IGM | NYSE Arca
iShares Expanded Tech-Software Sector ETF | IGV | Cboe BZX
iShares North American Natural Resources ETF | IGE | Cboe BZX
iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca
iShares Semiconductor ETF | SOXX | NASDAQ

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended March 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks declined, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, we believe that it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S.
dollar provides a supportive backdrop. We also see long-term opportunities in credit, where we believe that valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
15.62% (7.73)%
U.S. small cap equities
(Russell 2000
®
Index)
9.14 (11.61)
International equities
(MSCI Europe, Australasia,
Far East Index)
27.27 (1.38)
Emerging market equities
(MSCI Emerging Markets
Index)
14.04 (10.70)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
1.93 2.52
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.38 (6.90)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
4.89 (4.78)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.00 0.26
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
7.88 (3.35)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
2023
iShares Annual Report To Shareholders
4
iShares Trust
Domestic Market Overview
U.S. stocks declined for the 12 months ended March 31, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned -8.58%. Elevated inflation and rapid tightening of monetary policy dampened growth and weighed on equities. Higher interest rates drove bond yields higher and increased borrowing costs for businesses and consumers. Equities began to recover in the second half of the reporting period, as the broader economy remained resilient and the pace of inflation declined. In March 2023, two banks suddenly failed, representing the second and third largest bank failures in U.S. history by asset value. This drove concern among investors about the resiliency of the financial system in the face of rapidly rising interest rates. However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity, and equity prices recovered.
Inflation was a significant driver of the economic outlook. As the reporting period began, the consumer price index, a widely followed measure of inflation, stood at multi-
decade highs. Strong consumer spending and a tight labor market, along with continued supply chain disruptions in Asia, combined to drive prices higher. But the rate of inflation began to decline as the reporting period wore on, decelerating for nine consecutive months beginning in July 2022. Nonetheless, inflation remained elevated by historic standards, and higher prices negatively impacted both consumers and businesses.
The U.S. economy recovered from a decline in the first half of 2022 to post modest growth in the third and fourth quarters of 2022. Consumers continued to power the economy with growing spending, despite higher prices for many consumer goods and services. The strong labor market supported spending, as unemployment remained very low, at one point dropping to the lowest recorded level since 1969. Furthermore, the labor force participation rate—which measures the total proportion of employed persons of working age—rose, indicating that more people were being drawn into the labor force. Amid tightening labor supply, wages rose significantly, with the largest gains at the lower end of the wage spectrum.
To contain inflation, the U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates eight times over the course of the reporting period.
The pace of tightening accelerated as the Fed twice stepped up the increment of increase before reducing it again as inflation began to subside. The Fed also started to reduce the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. While the Fed indicated that more tightening could be needed to achieve its long-term inflation goal, it sounded a more cautious note about the potential for further interest rate increases near the end of the reporting period.
Despite economic headwinds, corporate profits remained robust, and many companies were able to sufficiently raise prices to preserve profit margins even in the face of rising labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022, and the yield curve (a graphical representation of U.S. Treasury rates at different maturities) inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

Fund Summary
as of March 31, 2023
5
Fund Summary
iShares
®
Biotechnology ETF
Investment Objective
The iShares Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S.-listed equities in the biotechnology sector, as represented by the ICE Biotechnology Index (the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through June 20, 2021 reflects the performance of the NASDAQ Biotechnology Index. Index performance beginning on June 21, 2021 reflects the performance of the ICE Biotechnology Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.46)% 4.15% 9.47% (0.46)% 22.54% 147.13%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.58) 4.13 9.47 (0.58) 22.44 147.07
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.09) 4.51 9.81 (0.09) 24.71 154.96
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,105.30 $ 2.36 $ 1,000.00 $ 1,022.69 $ 2.27 0.45%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
6
iShares
®
Biotechnology ETF
Portfolio Management Commentary
Biotechnology stocks ended flat for the reporting period. Rising interest rates increased financing costs for many biotechnology companies, as they typically carry high debt levels to fund research into new drugs. The higher interest rates and mounting inflation pressures also increased companies’ operating costs, weakening their ability to attract capital investments, particularly for those researching drugs with longer development periods before commercialization.
Stocks in the biotechnology sector, which constituted 78% of the Index on average during the reporting period, contributed the most to the Index’s performance. Strong drug sales and positive clinical trials from a few companies raised the Index overall. Biotechnology stocks are often volatile, as positive performance from long and costly clinical studies can potentially yield large sales opportunities, while poor outcomes can result in significant losses. The stock price of one biotechnology company climbed sharply after posting stronger sales for HIV and cancer drugs and positive revenues from its COVID-19 antiviral drug. The stock price of another biotechnology company rose due to strong sales of its cystic fibrosis drug, while yet another rose due to strong sales of its eczema drug.
Conversely, stocks in the life sciences tools and services industry, which constituted 18% of the Index on average during the reporting period, detracted from the Index. The stock price of one company in the sector dropped sharply after a federal jury ruled that it willfully infringed on a competitor’s patents and ordered it to pay $333 million. Stock in another company also fell sharply after it forecast that a fall in coronavirus-related services would slow sales growth.
Stocks in the healthcare providers and services industry and in the pharmaceuticals industry, which constituted on average a small percentage of the Index, also detracted from the performance.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Biotechnology .................................... 78.7%
Life Sciences Tools & Services ......................... 17.9
Pharmaceuticals .................................. 2.5
Other (each representing less than 1%) ................... 0.9
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Amgen, Inc. ..................................... 8.2%
Gilead Sciences, Inc. ............................... 8.1
Regeneron Pharmaceuticals, Inc. ....................... 8.0
Vertex Pharmaceuticals, Inc. .......................... 7.7
Moderna, Inc. .................................... 4.9
Biogen, Inc. ..................................... 3.8
Seagen, Inc. ..................................... 3.5
IQVIA Holdings, Inc. ................................ 3.5
Illumina, Inc. ..................................... 3.5
Mettler-Toledo International, Inc. ........................ 3.2
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2023
7
Fund Summary
iShares
®
Expanded Tech Sector ETF
Investment Objective
The iShares Expanded Tech Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector and select North American equities from communication services and consumer discretionary sectors, as represented by the S&P North American Expanded Technology Sector
Index
TM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Sector Index
TM
. Index Performance beginning on December
24, 2018 reflects the performance of the S&P North American Expanded Technology Sector Index
TM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (12.06)% 14.08% 17.41% (12.06)% 93.21% 397.72%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (12.22) 14.09 17.41 (12.22) 93.33 397.67
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (11.71) 14.55 17.93 (11.71) 97.24 420.19
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,232.90 $ 2.34 $ 1,000.00 $ 1,022.84 $ 2.12 0.42%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
8
iShares
®
Expanded Tech Sector ETF
Portfolio Management Commentary
Technology stocks declined notably during the reporting period, as growth slowed amid a return to pre-pandemic life, while economic turbulence further dampened investor enthusiasm toward the sector. The reopening of Main Street businesses encouraged consumers to spend more time out of the house and away from e-commerce. Recession concerns led enterprises to trim their technology spending in multiple areas. Interest rate hikes, namely in the U.S., encouraged investors to cycle away from technology stocks in favor of equities considered to be more resilient in an inflationary environment.
Companies in the U.S. internet and direct marketing retail industry were the largest detractors from the Index’s return, as the appetite for their services decreased amid a broad shift in consumption patterns, leading to a substantial slowdown in sales. Online shopping activity dropped significantly as more consumers opted to spend more in brick-and-mortar stores. Growth rates among streaming subscription services and digital advertising divisions also decelerated. Companies that expanded aggressively during the pandemic looked to trim excessive operational costs.
The U.S. interactive media and services industry also detracted from the Index’s return. Digital advertising revenues across search and video streaming websites declined, as businesses trimmed their spending amid economic uncertainty. This downturn in spending also impacted advertising brokerage services. Companies invested heavily in cloud computing as a means to diversify away from digital advertising, a strategy which incurred sizable operational costs.
Stocks linked to the U.S. IT services industry were notable detractors from the Index’s return. Transaction volume growth slumped among online payment providers, while competition for e-commerce activity tightened. In response, executives trimmed revenue forecasts, which were met with disappointment from investors. Sentiment toward
e-commerce technology providers also dampened amid headcount reductions and the impact of recent acquisitions on operating margins.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Software ....................................... 23.3%
Semiconductors & Semiconductor Equipment ............... 20.8
Interactive Media & Services .......................... 13.4
Technology Hardware, Storage & Peripherals ............... 9.5
Financial Services ................................. 8.7
Broadline Retail ................................... 8.4
IT Services ...................................... 5.4
Communications Equipment .......................... 3.1
Electronic Equipment, Instruments & Components ............ 2.9
Entertainment .................................... 2.5
Professional Services ............................... 1.7
Other (each representing less than 1%) ................... 0.3
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Microsoft Corp. ................................... 8.9%
Apple, Inc. ...................................... 8.5
Amazon.com, Inc. ................................. 8.1
NVIDIA Corp. .................................... 6.0
Alphabet, Inc., Class A .............................. 4.7
Meta Platforms, Inc., Class A .......................... 4.1
Alphabet, Inc., Class C, NVS .......................... 4.1
Visa, Inc., Class A ................................. 3.2
Mastercard , Inc., Class A ............................. 2.7
Broadcom, Inc. ................................... 2.4
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2023
9
Fund Summary
iShares
®
Expanded Tech-Software Sector ETF
Investment Objective
The iShares Expanded Tech-Software Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software industry and select North American equities from interactive home entertainment and interactive media and services industries, as represented by the S&P North American
Expanded Technology Software Index
TM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Sector Index
TM
. Index Performance beginning on December
24, 2018 reflects the performance of the S&P North American Expanded Technology Sector Index
TM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (11.55)% 12.57% 16.24% (11.55)% 80.78% 350.37%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (11.66) 12.60 16.25 (11.66) 80.99 350.76
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (11.23) 12.92 16.67 (11.23) 83.62 367.10
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,216.10 $ 2.32 $ 1,000.00 $ 1,022.84 $ 2.12 0.42%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
10
iShares
®
Expanded Tech-Software Sector ETF
Portfolio Management Commentary
North American technology and software companies declined notably during the reporting period as demand for enterprise software softened substantially amid economic turbulence. As schools reopened and more workers returned to the office, the need to support remote learning and working activity diminished. Businesses increasingly sought to cut costs as fears of a recession loomed. Interest rate hikes, namely in the U.S., also dampened sentiment for software stocks, as investors opted to move away from growth equities in an inflationary environment.
The U.S. software industry was the largest detractor from the Index’s performance during the reporting period, as worsening economic conditions dampened investor sentiment towards companies that showed signs of a slowdown in growth. Application software companies faced prolonged sales cycles. A strengthening U.S. dollar ate away at revenues from international sales, leading companies to adjust their outlooks. Large-scale acquisitions aimed at increasing market share were met with investor scrutiny about cost, questions about whether such deals were an optimal deployment of capital, and concerns over reports of U.S. regulators moving to block such transactions.
More broadly, demand for application software softened across the industry. Spending on infrastructure monitoring and analytics software declined as interest rates rose.
Sales of cybersecurity software also slowed, even as a variety of cybercrime vulnerabilities continued to loom for businesses. Cloud computing proved to be a point of tepid growth within the industry, as larger buyers increasingly deprioritized spending on these products and related projects. Small- and mid-sized businesses reduced their IT outlays.
The U.S. interactive media and services industry also detracted from the Index’s performance. Among social media companies, digital advertising revenues declined substantially. Difficulties in tracking user activity also weighed on demand.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Software ....................................... 93.5%
Entertainment .................................... 5.9
Other (each representing less than 1%) ................... 0.6
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Microsoft Corp. ................................... 8.9%
Adobe, Inc. ...................................... 8.9
Salesforce, Inc. ................................... 8.7
Oracle Corp. ..................................... 7.5
Intuit, Inc. ....................................... 6.6
ServiceNow , Inc. .................................. 5.0
Activision Blizzard, Inc. .............................. 3.2
Palo Alto Networks, Inc. ............................. 3.2
Synopsys, Inc. .................................... 3.1
Cadence Design Systems, Inc. ......................... 3.0
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2023
11
Fund Summary
iShares
®
North American Natural Resources ETF
Investment Objective
The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.19% 7.29% 2.52% 0.19% 42.18% 28.31%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.16 7.29 2.52 0.16 42.14 28.28
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.73 7.85 3.04 0.73 45.95 34.92
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,146.50 $ 2.25 $ 1,000.00 $ 1,022.84 $ 2.12 0.42%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
12
iShares
®
North American Natural Resources ETF
Portfolio Management Commentary
North American natural resources stocks advanced slightly during the reporting period due primarily to strength in the energy sector as oil and gas prices rose and fell amid sharp fluctuations in the price of energy products. Oil and natural gas prices surged in the aftermath of Russia’s invasion of Ukraine and began the reporting period at high levels. While prices subsequently fell as markets stabilized, the relatively high average prices of energy commodities supported profitability among energy producers.
Sanctions imposed on Russia led to a sharp reduction in Russian gas exports to Europe, and North American gas producers increased their European exports to partially make up for this disruption. However, an unseasonably warm winter weakened demand for natural gas, sending prices for the fuel sharply lower during the first three months of 2023. U.S. supplies of natural gas uncharacteristically outstripped demand during the winter months.
Oil, gas, and consumable fuels companies in the U.S. contributed the most to the Index’s performance as stocks in the sector rallied to record highs. Companies in the sector posted record profits and, flush with excess cash, rewarded shareholders by buying back their own stock and raising dividends. The industry also posted strong refining performance and made progress on some environmental goals.
Conversely, Canadian oil, gas, and consumable fuels companies detracted from the Index, particularly those that operate pipelines. A shortage of skilled workers, inflationary pressures, and contractor disputes added to escalating expenses for a planned pipeline from gas fields in British Columbia to a Pacific Ocean port. In addition, outages at
U.S. refineries and a global surplus of high sulfur fuel oil weakened demand for Western Canada Select crude oil.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Oil, Gas & Consumable Fuels ......................... 71.0%
Metals & Mining ................................... 12.4
Energy Equipment & Services ......................... 7.7
Containers & Packaging ............................. 6.1
Construction Materials .............................. 2.4
Other (each representing less than 1%) ................... 0.4
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Chevron Corp. .................................... 10.1%
Exxon Mobil Corp. ................................. 10.0
ConocoPhillips ................................... 4.2
Enbridge, Inc. .................................... 3.4
Schlumberger NV ................................. 3.1
EOG Resources, Inc. ............................... 3.0
Canadian Natural Resources Ltd. ....................... 2.7
Marathon Petroleum Corp. ........................... 2.7
Freeport-McMoRan, Inc. ............................. 2.6
Valero Energy Corp. ................................ 2.4
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2023
13
Fund Summary
iShares
®
North American Tech-Multimedia Networking ETF
Investment Objective
The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking Index
TM
(the “Index”). The Fund invests in
a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3.16)% 7.27% 9.88% (3.16)% 42.04% 156.50%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3.17) 7.28 9.88 (3.17) 42.08 156.51
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2.83) 7.63 10.26 (2.83) 44.46 165.62
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,109.00 $ 2.21 $ 1,000.00 $ 1,022.84 $ 2.12 0.42%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
14
iShares
®
North American Tech-Multimedia Networking ETF
Portfolio Management Commentary
North American technology and multimedia networking stocks declined for the reporting period, as corporate buyers decelerated their information technology spending amid recession concerns. The reopening of physical spaces meant corporations needed less infrastructure to support remote work and related digital services, both strong drivers of demand for networking equipment early in the coronavirus pandemic. Companies increasingly sought to delay purchases of networking software, reflecting an expected reversion in capital spending.
Companies in the communications industry, which comprised nearly all the stocks within the Index during the reporting period, faced multiple supply and demand imbalances that weighed on growth. For developers of enterprise network systems software, shortages of semiconductor components created supply-chain issues that led to a decrease in revenue. Investor sentiment softened as software companies, including those specializing in network analytics, posted declining sales amid a swift drop in demand from enterprise customers.
Growth among hardware developers—namely those focused on niche segments and heavily dependent on their largest enterprise clients—also slowed. A handful of these major buyers opted to trim their own inventories by postponing receipt of their orders, a decision that depressed revenues for makers of commercial lasers and other hardware suppliers. Upbeat expectations for demand for three-dimensional sensing products—a core component in smartphones—dampened, as market share declined amid increased competition.
Developers of satellite broadband technologies faced additional headwinds beyond broader macroeconomic weakness, despite the anticipated boost from commercial airliners’ decision to offer free Wi-Fi on flights. Plans to launch new high-capacity broadband satellites to power a global network were delayed. Regulators opened a probe into a merger between two major satellite internet providers, citing anti-competition concerns.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Communications Equipment .......................... 100.0%
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Arista Networks, Inc. ............................... 9.2%
Juniper Networks, Inc. .............................. 9.0
Motorola Solutions, Inc. ............................. 8.8
Cisco Systems, Inc. ................................ 8.7
F5, Inc. ........................................ 8.4
Extreme Networks, Inc. .............................. 4.7
Calix, Inc. ....................................... 4.7
Harmonic, Inc. .................................... 4.6
Ciena Corp. ..................................... 4.6
Viavi Solutions, Inc. ................................ 4.5
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2023
15
Fund Summary
iShares
®
Semiconductor ETF
Investment Objective
The iShares Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S.-listed equities in the semiconductor sector, as represented by the ICE Semiconductor Index (the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through June 20, 2021 reflects the performance of the PHLX Semiconductor Sector Index. Index performance beginning on June 21, 2021 reflects the performance of the ICE Semiconductor Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.67)% 21.21% 23.85% (4.67)% 161.66% 748.93%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.89) 21.21 23.84 (4.89) 161.63 748.62
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.27) 21.79 24.47 (4.27) 167.94 792.33
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,405.20 $ 2.22 $ 1,000.00 $ 1,023.09 $ 1.87 0.37%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
16
iShares
®
Semiconductor ETF
Portfolio Management Commentary
Stocks in the semiconductor industry declined for the reporting period, as momentum from pandemic-era drivers of demand slowed amid a reopening of the global economy.
Sales of personal computers decreased as businesses, schools, and governments satisfied their technology needs for remote working and learning. Appetite for graphics cards and other videogaming equipment softened as consumers spent more time away from home. A sharp correction in the cryptocurrency markets reduced demand for chips to power mining activity.
Persistent macroeconomic headwinds, namely inflation, weighed on growth among major semiconductor manufacturers. Corporate customers tightened their information technology budgets amid recessionary concerns, reducing spending on servers. Cost-of-living increases limited consumer spending power, which translated into diminished sales. Major chipmakers also faced increased competition for enterprise data center business, driving a decline in market share. Operating margins came under additional pressure as executives continued an aggressive expansion of physical manufacturing facilities, resulting in record-high capital expenses. In light of this, companies increasingly paused hiring and reduced their headcount.
A correction in supply and demand imbalances also weighed on growth among semiconductor companies. After years of aggressive ordering, customers slowed new purchases to reduce excess inventory. The price of memory chips—critical components for smartphones, computers, and data servers—dropped as inventories remained full.
The U.S. government, citing national security concerns, embarked on a campaign to increase domestic microchip manufacturing, while setting curbs on exports to China, a move that was seen as restrictive to growth. In response, the Chinese government announced plans for a cybersecurity review of major U.S. chipmakers, who depend heavily on the region for sales, sparking concern among investors.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Semiconductors & Semiconductor Equipment ............... 100.0%
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
NVIDIA Corp. .................................... 8.8%
Texas Instruments, Inc. .............................. 8.0
Broadcom, Inc. ................................... 7.9
Advanced Micro Devices, Inc. ......................... 7.0
QUALCOMM, Inc. ................................. 5.8
Intel Corp. ...................................... 4.8
Lam Research Corp. ............................... 4.0
Analog Devices, Inc. ................................ 4.0
ON Semiconductor Corp. ............................ 3.9
Applied Materials, Inc. .............................. 3.9
(a)
Excludes money market funds.

About Fund Performance
17
About Fund Performance / Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2023
iShares
®
Biotechnology ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 78.5%
2seventy bio, Inc.
(a)(b)
................ 335,171 $ 3,418,744
4D Molecular Therapeutics, Inc.
(b)
........ 219,144 3,767,085
89bio, Inc.
(a)(b)
..................... 338,310 5,152,461
Abcam plc, ADR
(a)(b)
................. 1,340,736 18,046,307
Absci Corp.
(a)(b)
.................... 439,417 768,980
ACADIA Pharmaceuticals, Inc.
(b)
......... 1,215,167 22,869,443
Actinium Pharmaceuticals, Inc.
(a)(b)
....... 194,124 1,834,472
Acumen Pharmaceuticals, Inc.
(a)(b)
........ 207,961 844,322
Adaptimmune Therapeutics plc, ADR
(a)(b)
... 823,278 897,373
ADC Therapeutics SA
(b)
.............. 486,100 947,895
Adicet Bio, Inc.
(b)
................... 220,523 1,270,212
ADMA Biologics, Inc.
(a)(b)
.............. 1,590,252 5,263,734
Affimed NV
(a)(b)
..................... 978,061 729,242
Agios Pharmaceuticals, Inc.
(a)(b)
......... 403,930 9,278,272
Akero Therapeutics, Inc.
(a)(b)
............ 291,653 11,158,644
Alaunos Therapeutics, Inc.
(a)(b)
.......... 1,682,451 1,059,944
Alector, Inc.
(b)
..................... 473,709 2,932,259
Alkermes plc
(b)
..................... 1,231,854 34,725,964
Allakos, Inc.
(a)(b)
.................... 353,050 1,571,073
Allogene Therapeutics, Inc.
(a)(b)
.......... 608,353 3,005,264
Allovir, Inc.
(a)(b)
..................... 285,035 1,123,038
Alnylam Pharmaceuticals, Inc.
(a)(b)
........ 938,639 188,028,164
Alpine Immune Sciences, Inc.
(b)
......... 204,863 1,581,542
Altimmune, Inc.
(a)(b)
.................. 374,440 1,580,137
ALX Oncology Holdings, Inc.
(a)(b)
......... 136,291 616,035
Amgen, Inc. ...................... 2,724,306 658,600,975
Amicus Therapeutics, Inc.
(a)(b)
........... 2,068,511 22,939,787
AnaptysBio, Inc.
(b)
.................. 196,335 4,272,250
Anavex Life Sciences Corp.
(a)(b)
......... 575,764 4,934,297
Annexon, Inc.
(a)(b)
................... 233,233 897,947
Apellis Pharmaceuticals, Inc.
(a)(b)
......... 720,800 47,543,968
Arbutus Biopharma Corp.
(b)
............ 873,188 2,645,760
Arcellx, Inc.
(b)
..................... 168,216 5,182,735
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 173,715 4,163,949
Arcus Biosciences, Inc.
(a)(b)
............ 354,484 6,465,788
Arcutis Biotherapeutics, Inc.
(a)(b)
......... 335,229 3,687,519
Argenx SE, ADR, NVS
(a)(b)
............. 324,317 120,834,028
Arrowhead Pharmaceuticals, Inc.
(b)
....... 791,293 20,098,842
ARS Pharmaceuticals, Inc.
(b)
........... 361,163 2,351,171
Ascendis Pharma A/S, ADR
(a)(b)
......... 327,715 35,137,602
Atara Biotherapeutics, Inc.
(a)(b)
.......... 713,350 2,068,715
Aurinia Pharmaceuticals, Inc.
(a)(b)
........ 982,249 10,765,449
Autolus Therapeutics plc, ADR
(a)(b)
........ 865,301 1,592,154
Avidity Biosciences, Inc.
(a)(b)
............ 459,914 7,059,680
Beam Therapeutics, Inc.
(a)(b)
............ 439,006 13,442,364
BeiGene Ltd., ADR
(a)(b)
............... 604,166 130,215,898
BELLUS Health, Inc.
(a)(b)
.............. 807,414 5,813,381
Bicycle Therapeutics plc, ADR
(b)
......... 166,531 3,542,114
BioAtla, Inc.
(a)(b)
.................... 274,016 734,363
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 1,398,380 11,662,489
Biogen, Inc.
(b)
..................... 1,094,878 304,408,930
BioMarin Pharmaceutical, Inc.
(b)
......... 1,386,922 134,864,295
Biomea Fusion, Inc.
(a)(b)
............... 187,396 5,811,150
BioNTech SE, ADR
(a)
................ 1,420,893 177,000,641
Bluebird Bio, Inc.
(a)(b)
................. 759,216 2,414,307
Blueprint Medicines Corp.
(a)(b)
........... 446,501 20,088,080
Bridgebio Pharma, Inc.
(a)(b)
............. 812,777 13,475,843
C4 Therapeutics, Inc.
(a)(b)
.............. 319,275 1,002,523
CareDx, Inc.
(a)(b)
.................... 393,465 3,596,270
Caribou Biosciences, Inc.
(a)(b)
........... 398,809 2,117,676
Centessa Pharmaceuticals plc, ADR
(a)(b)
.... 268,863 1,035,123
Century Therapeutics, Inc.
(a)(b)
.......... 182,717 634,028
Chinook Therapeutics, Inc.
(b)
........... 348,448 8,066,571
Security
Shares
Shares Value
Biotechnology (continued)
Cogent Biosciences, Inc.
(a)(b)
........... 456,100 $ 4,921,319
Coherus Biosciences, Inc.
(a)(b)
........... 552,501 3,779,107
Compass Pathways plc, ADR
(a)(b)
........ 250,334 2,485,817
Crinetics Pharmaceuticals, Inc.
(b)
........ 328,856 5,281,427
CRISPR Therapeutics AG
(a)(b)
........... 571,250 25,837,638
Cullinan Oncology, Inc.
(a)(b)
............. 166,088 1,699,080
CureVac NV
(a)(b)
.................... 695,020 4,844,289
Cytokinetics, Inc.
(a)(b)
................. 676,575 23,808,674
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 346,874 4,637,705
DBV Technologies SA, ADR, NVS
(a)(b)
..... 973,256 1,644,803
Deciphera Pharmaceuticals, Inc.
(a)(b)
...... 393,488 6,079,390
Denali Therapeutics, Inc.
(b)
............ 799,646 18,423,844
Design Therapeutics, Inc.
(b)
............ 247,300 1,426,921
Dyne Therapeutics, Inc.
(b)
............. 209,885 2,417,875
Editas Medicine, Inc.
(a)(b)
.............. 519,724 3,767,999
Eiger BioPharmaceuticals, Inc.
(a)(b)
....... 305,954 274,410
Emergent BioSolutions, Inc.
(b)
.......... 308,930 3,200,515
Enanta Pharmaceuticals, Inc.
(b)
......... 146,101 5,908,324
EQRx, Inc.
(a)(b)
..................... 1,911,213 3,707,753
Erasca, Inc.
(a)(b)
.................... 578,426 1,741,062
Evelo Biosciences, Inc.
(a)(b)
............. 416,675 75,293
Exelixis, Inc.
(a)(b)
.................... 2,406,646 46,712,999
Exscientia plc, ADR
(a)(b)
............... 657,142 3,482,853
Fate Therapeutics, Inc.
(a)(b)
............. 687,725 3,920,033
FibroGen, Inc.
(a)(b)
................... 661,083 12,335,809
Foghorn Therapeutics, Inc.
(b)
........... 136,287 844,979
G1 Therapeutics, Inc.
(a)(b)
.............. 322,955 865,519
Galapagos NV, ADR, NVS
(a)(b)
.......... 384,220 14,846,261
Generation Bio Co.
(a)(b)
............... 361,194 1,553,134
Genmab A/S, ADR, NVS
(a)(b)
............ 3,857,238 145,649,307
Geron Corp.
(a)(b)
.................... 2,851,750 6,188,298
Gilead Sciences, Inc. ................ 7,836,989 650,234,977
Gossamer Bio, Inc.
(a)(b)
............... 540,879 681,508
Gracell Biotechnologies, Inc., ADR
(a)(b)
..... 341,505 635,199
Graphite Bio, Inc.
(a)(b)
................ 209,008 512,070
GreenLight Biosciences Holdings PBC
(a)(b)
.. 652,089 281,963
Gritstone bio, Inc.
(a)(b)
................ 550,764 1,531,124
Halozyme Therapeutics, Inc.
(a)(b)
......... 1,019,026 38,916,603
Humacyte, Inc.
(a)(b)
.................. 383,266 1,184,292
Ideaya Biosciences, Inc.
(a)(b)
............ 310,517 4,263,398
IGM Biosciences, Inc.
(a)(b)
............. 135,245 1,858,266
I-Mab, ADR
(b)
..................... 481,033 1,664,374
Immuneering Corp., Class A
(a)(b)
......... 146,226 1,419,854
ImmunityBio, Inc.
(a)(b)
................. 647,505 1,178,459
Immunocore Holdings plc, ADR
(a)(b)
....... 258,933 12,801,648
ImmunoGen, Inc.
(a)(b)
................. 1,660,776 6,377,380
Immunovant, Inc.
(a)(b)
................. 398,181 6,175,787
Incyte Corp.
(b)
..................... 1,681,928 121,552,937
Inhibrx, Inc.
(a)(b)
.................... 224,765 4,241,316
Inovio Pharmaceuticals, Inc.
(a)(b)
......... 1,854,275 1,520,506
Insmed, Inc.
(a)(b)
.................... 1,005,948 17,151,413
Instil Bio, Inc.
(b)
.................... 467,761 309,096
Intellia Therapeutics, Inc.
(a)(b)
........... 607,749 22,650,805
Intercept Pharmaceuticals, Inc.
(a)(b)
....... 269,233 3,615,799
Invivyd, Inc.
(a)(b)
.................... 283,344 340,013
Ionis Pharmaceuticals, Inc.
(a)(b)
.......... 1,052,540 37,617,780
Iovance Biotherapeutics, Inc.
(b)
.......... 1,304,746 7,971,998
Ironwood Pharmaceuticals, Inc., Class A
(a)(b)
. 1,146,818 12,064,525
iTeos Therapeutics, Inc.
(b)
............. 219,534 2,987,858
IVERIC bio, Inc.
(a)(b)
................. 986,296 23,996,582
Karuna Therapeutics, Inc.
(b)
............ 216,483 39,321,972
Karyopharm Therapeutics, Inc.
(a)(b)
....... 801,156 3,116,497
Keros Therapeutics, Inc.
(a)(b)
............ 144,128 6,154,266
Kezar Life Sciences, Inc.
(a)(b)
........... 414,404 1,297,085
Kiniksa Pharmaceuticals Ltd., Class A
(b)
.... 257,716 2,773,024

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Biotechnology ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Kinnate Biopharma, Inc.
(b)
............. 170,607 $ 1,066,294
Kodiak Sciences, Inc.
(a)(b)
.............. 369,175 2,288,885
Krystal Biotech, Inc.
(a)(b)
............... 158,134 12,660,208
Kura Oncology, Inc.
(a)(b)
............... 490,078 5,993,654
Kymera Therapeutics, Inc.
(a)(b)
.......... 334,611 9,914,524
Legend Biotech Corp., ADR
(a)(b)
......... 967,967 46,675,369
Lineage Cell Therapeutics, Inc.
(a)(b)
....... 1,294,533 1,941,799
Lyell Immunopharma, Inc.
(a)(b)
........... 911,004 2,149,969
MacroGenics, Inc.
(b)
................. 454,216 3,256,729
Madrigal Pharmaceuticals, Inc.
(a)(b)
....... 99,472 24,098,087
MannKind Corp.
(a)(b)
................. 1,945,933 7,978,325
MeiraGTx Holdings plc
(b)
.............. 272,568 1,409,177
Mersana Therapeutics, Inc.
(a)(b)
.......... 595,835 2,448,882
Merus NV
(a)(b)
...................... 277,649 5,108,742
Mirati Therapeutics, Inc.
(b)
............. 404,867 15,052,955
Mirum Pharmaceuticals, Inc.
(b)
.......... 181,036 4,348,485
Moderna, Inc.
(a)(b)
................... 2,542,978 390,550,561
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 302,313 2,355,018
Morphic Holding, Inc.
(b)
............... 222,781 8,385,477
Myriad Genetics, Inc.
(a)(b)
.............. 591,993 13,751,997
Natera, Inc.
(b)
..................... 742,556 41,226,709
Neurocrine Biosciences, Inc.
(b)
.......... 720,278 72,906,539
Nkarta, Inc.
(a)(b)
.................... 286,202 1,016,017
Novavax, Inc.
(a)(b)
................... 630,889 4,372,061
Nurix Therapeutics, Inc.
(a)(b)
............ 319,627 2,838,288
Nuvalent, Inc., Class A
(a)(b)
............. 335,456 8,752,047
Omega Therapeutics, Inc.
(a)(b)
........... 127,853 770,954
PepGen, Inc.
(a)(b)
................... 148,765 1,819,396
PMV Pharmaceuticals, Inc.
(a)(b)
.......... 245,149 1,169,361
Poseida Therapeutics, Inc.
(a)(b)
.......... 432,396 1,331,780
Precigen, Inc.
(a)(b)
................... 983,952 1,042,989
Prelude Therapeutics, Inc.
(a)(b)
.......... 173,929 991,395
Prometheus Biosciences, Inc.
(b)
......... 268,302 28,794,171
Protagonist Therapeutics, Inc.
(b)
......... 330,818 7,608,814
Prothena Corp. plc
(b)
................. 371,203 17,992,209
PTC Therapeutics, Inc.
(a)(b)
............. 536,775 26,001,381
RAPT Therapeutics, Inc.
(a)(b)
............ 201,243 3,692,809
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
859,227 5,731,044
Regeneron Pharmaceuticals, Inc.
(a)(b)
...... 779,815 640,750,591
REGENXBIO, Inc.
(a)(b)
................ 295,651 5,590,760
Relay Therapeutics, Inc.
(a)(b)
............ 639,539 10,533,207
Repare Therapeutics, Inc.
(a)(b)
........... 240,277 2,364,326
Replimune Group, Inc.
(b)
.............. 295,819 5,224,164
REVOLUTION Medicines, Inc.
(a)(b)
........ 627,634 13,594,552
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 368,726 6,578,072
Rocket Pharmaceuticals, Inc.
(a)(b)
........ 557,633 9,552,253
Roivant Sciences Ltd.
(b)
............... 2,887,762 21,311,684
Sage Therapeutics, Inc.
(b)
............. 388,768 16,312,705
Sana Biotechnology, Inc.
(a)(b)
........... 638,925 2,089,285
Sangamo Therapeutics, Inc.
(a)(b)
......... 985,493 1,734,468
Sarepta Therapeutics, Inc.
(b)
........... 628,073 86,567,302
Scholar Rock Holding Corp.
(a)(b)
......... 288,930 2,311,440
Seagen, Inc.
(a)(b)
.................... 1,397,029 282,856,462
Selecta Biosciences, Inc.
(a)(b)
........... 798,491 1,109,902
Seres Therapeutics, Inc.
(a)(b)
............ 707,265 4,010,193
SpringWorks Therapeutics, Inc.
(a)(b)
....... 338,022 8,700,686
Stoke Therapeutics, Inc.
(b)
............. 182,195 1,517,684
Summit Therapeutics, Inc.
(a)(b)
........... 709,038 1,240,816
Sutro Biopharma, Inc.
(b)
............... 389,366 1,798,871
Syndax Pharmaceuticals, Inc.
(a)(b)
........ 439,723 9,286,950
Tango Therapeutics, Inc.
(a)(b)
............ 384,217 1,517,657
Travere Therapeutics, Inc.
(a)(b)
.......... 528,658 11,889,518
Twist Bioscience Corp.
(a)(b)
............. 416,274 6,277,412
Ultragenyx Pharmaceutical, Inc.
(b)
........ 496,179 19,896,778
uniQure NV
(a)(b)
.................... 302,599 6,094,344
Security
Shares
Shares Value
Biotechnology (continued)
United Therapeutics Corp.
(b)
............ 340,367 $ 76,228,593
UroGen Pharma Ltd.
(a)(b)
.............. 148,829 1,375,180
Vanda Pharmaceuticals, Inc.
(b)
.......... 413,099 2,804,942
Vaxcyte, Inc.
(b)
..................... 474,903 17,799,364
Veracyte, Inc.
(a)(b)
................... 539,380 12,028,174
Vertex Pharmaceuticals, Inc.
(b)
.......... 1,947,367 613,556,921
Verve Therapeutics, Inc.
(a)(b)
............ 287,470 4,145,317
Vir Biotechnology, Inc.
(a)(b)
............. 630,228 14,665,406
Voyager Therapeutics, Inc.
(a)(b)
.......... 188,625 1,454,299
Xencor, Inc.
(a)(b)
.................... 445,805 12,433,501
Xenon Pharmaceuticals, Inc.
(a)(b)
......... 457,457 16,372,386
Zai Lab Ltd., ADR
(a)(b)
................ 565,241 18,799,916
Zentalis Pharmaceuticals, Inc.
(a)(b)
........ 372,054 6,399,329
Zymeworks, Inc.
(a)(b)
................. 434,660 3,929,326
6,296,599,916
Chemicals — 0.1%
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 7,679,910 10,214,280
Health Care Equipment & Supplies — 0.6%
Novocure Ltd.
(a)(b)
................... 784,525 47,181,334
Health Care Providers & Services — 0.2%
(a)(b)
Castle Biosciences, Inc. .............. 191,887 4,359,673
Fulgent Genetics, Inc. ................ 141,649 4,422,282
Invitae Corp. ...................... 1,799,353 2,429,126
OPKO Health, Inc. .................. 3,169,247 4,627,101
15,838,182
Life Sciences Tools & Services — 17.9%
10X Genomics, Inc., Class A
(a)(b)
......... 664,922 37,095,998
AbCellera Biologics, Inc.
(a)(b)
............ 1,486,047 11,204,794
Adaptive Biotechnologies Corp.
(a)(b)
....... 1,063,565 9,391,279
Akoya Biosciences, Inc.
(a)(b)
............ 134,985 1,104,177
Bio-Techne Corp. ................... 1,176,921 87,315,769
Bruker Corp.
(a)
..................... 749,418 59,084,115
Charles River Laboratories International, Inc.
(a)
(b)
........................... 380,546 76,801,794
Codexis, Inc.
(a)(b)
................... 478,297 1,980,150
Cytek Biosciences, Inc.
(a)(b)
............ 821,712 7,551,533
Illumina, Inc.
(a)(b)
.................... 1,197,499 278,478,393
IQVIA Holdings, Inc.
(b)
................ 1,401,596 278,763,428
Maravai LifeSciences Holdings, Inc., Class A
(b)
822,727 11,526,405
MaxCyte, Inc.
(b)
.................... 678,646 3,359,298
Medpace Holdings, Inc.
(a)(b)
............ 180,545 33,951,487
Mettler-Toledo International, Inc.
(a)(b)
...... 165,726 253,595,583
NanoString Technologies, Inc.
(a)(b)
........ 351,122 3,476,108
Nautilus Biotechnology, Inc.
(b)
........... 376,947 1,044,143
Olink Holding AB, ADR
(a)(b)
............. 691,881 15,588,079
OmniAb, Inc., NVS
(b)(c)
............... 93,678 1
Pacific Biosciences of California, Inc.
(a)(b)
... 1,659,076 19,212,100
Quanterix Corp.
(b)
................... 253,523 2,857,204
Repligen Corp.
(a)(b)
.................. 393,114 66,184,673
Seer, Inc., Class A
(a)(b)
................ 301,946 1,165,512
Stevanato Group SpA
(a)
.............. 251,761 6,520,610
Syneos Health, Inc., Class A
(b)
.......... 779,180 27,754,392
Waters Corp.
(a)(b)
................... 449,935 139,313,374
1,434,320,399
Pharmaceuticals — 2.5%
(b)
Aclaris Therapeutics, Inc.
(a)
............ 390,840 3,161,896
Amylyx Pharmaceuticals, Inc.
(a)
......... 318,324 9,339,626
Arvinas, Inc. ...................... 347,479 9,493,126
ATAI Life Sciences NV
(a)
.............. 953,161 1,725,221
Atea Pharmaceuticals, Inc.
(a)
........... 560,810 1,878,713
Axsome Therapeutics, Inc.
(a)
........... 260,895 16,092,004
Cara Therapeutics, Inc.
(a)
............. 315,605 1,549,621

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Biotechnology ETF
20
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Pharmaceuticals (continued)
Cymabay Therapeutics, Inc.
(a)
.......... 686,091 $ 5,982,714
DICE Therapeutics, Inc.
(a)
............. 292,337 8,375,455
Edgewise Therapeutics, Inc. ........... 313,677 2,092,226
Fulcrum Therapeutics, Inc. ............ 394,174 1,123,396
Intra-Cellular Therapies, Inc. ........... 701,002 37,959,258
Ligand Pharmaceuticals, Inc. ........... 121,089 8,907,307
Marinus Pharmaceuticals, Inc.
(a)
......... 347,188 2,395,597
Nektar Therapeutics
(a)
................ 1,369,098 962,339
NGM Biopharmaceuticals, Inc.
(a)
......... 293,003 1,195,452
Nuvation Bio, Inc., Class A
(a)
........... 1,056,912 1,754,474
Phathom Pharmaceuticals, Inc.
(a)
........ 148,075 1,057,255
Pliant Therapeutics, Inc.
(a)
............. 368,529 9,802,871
Provention Bio, Inc. ................. 607,930 14,651,113
Reata Pharmaceuticals, Inc., Class A
(a)
.... 209,066 19,008,281
Revance Therapeutics, Inc.
(a)
........... 589,462 18,986,571
Tarsus Pharmaceuticals, Inc. ........... 141,771 1,782,061
Terns Pharmaceuticals, Inc.
(a)
........... 191,691 2,269,621
Theravance Biopharma, Inc.
(a)
.......... 443,376 4,810,630
Ventyx Biosciences, Inc.
(a)
............. 263,831 8,838,339
Verona Pharma plc, ADR
(a)
............ 316,691 6,359,155
WaVe Life Sciences Ltd.
(a)
............. 447,390 1,937,199
203,491,521
Total Common Stocks — 99.8%
(Cost: $10,871,302,763) ........................... 8,007,645,632
Preferred Stocks
Biotechnology — 0.1%
Grifols SA
(a)(b)
..................... 1,528,055 11,261,765
Total Preferred Stocks — 0.1%
(Cost: $27,012,859) .............................. 11,261,765
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(a)(b)
Achillion Pharmaceuticals, Inc., CVR
(c)
..... 4,112 $ 1,891
Akouos, Inc., CVR .................. 157,087 124,099
Total Rights — 0.0%
(Cost: $125,990) ................................ 125,990
Total Long-Term Investments — 99.9%
(Cost: $10,898,441,612) ........................... 8,019,033,387
Short-Term Securities
Money Market Funds — 10.7%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(f)
............ 852,092,861 852,348,490
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 8,598,879 8,598,879
Total Short-Term Securities — 10.7%
(Cost: $860,493,315) ............................. 860,947,369
Total Investments — 110.6%
(Cost: $11,758,934,927 ) ........................... 8,879,980,756
Liabilities in Excess of Other Assets — (10.6)% ........... (854,274,073)
Net Assets — 100.0% ..............................
$ 8,025,706,683
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 790,386,973 $ 61,554,000
(a)
$ — $ 41,736 $ 365,781 $ 852,348,490 852,092,861 $ 5,495,522
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 15,470,000 — (6,871,121)
(a)
— — 8,598,879 8,598,879 236,402 3
$ 41,736 $ 365,781 $ 860,947,369 $ 5,731,924 $ 3
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Biotechnology ETF
Schedules of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 33 06/16/23 $ 4,353 $ 118,288
Russell 2000 E-Mini Index .................................................... 19 06/16/23 1,723 37,480
$ 155,768
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 155,768 $ — $ — $ — $ 155,768
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (2,201,830) $ — $ — $ — $ (2,201,830)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 149,623 $ — $ — $ — $ 149,623
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 5,834,944

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Biotechnology ETF
22
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,007,645,631 $ — $ 1 $ 8,007,645,632
Preferred Stocks ......................................... 11,261,765 — — 11,261,765
Rights ................................................ — 124,099 1,891 125,990
Short-Term Securities
Money Market Funds ...................................... 860,947,369 — — 860,947,369
$ 8,879,854,765 $ 124,099 $ 1,892 $ 8,879,980,756
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 155,768 $ — $ — $ 155,768
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Broadline Retail — 8.4%
Amazon.com, Inc.
(a)(b)
................ 2,187,580 $ 225,955,138
eBay, Inc. ........................ 133,157 5,908,176
Etsy, Inc.
(a)(b)
...................... 30,841 3,433,528
Qurate Retail, Inc.
(b)
................. 82,247 81,244
235,378,086
Communications Equipment — 3.1%
ADTRAN Holdings, Inc. .............. 17,734 281,261
Arista Networks, Inc.
(b)
............... 60,735 10,194,977
Calix, Inc.
(b)
....................... 14,098 755,512
Cambium Networks Corp.
(b)
............ 2,811 49,811
Ciena Corp.
(b)
..................... 36,159 1,899,071
Cisco Systems, Inc. ................. 1,008,041 52,695,343
Clearfield, Inc.
(b)
.................... 2,764 128,747
CommScope Holding Co., Inc.
(b)
......... 53,044 337,890
Digi International, Inc.
(b)
............... 8,711 293,386
DZS, Inc.
(b)
....................... 4,204 33,170
Extreme Networks, Inc.
(b)
.............. 30,993 592,586
F5, Inc.
(b)
........................ 14,821 2,159,272
Harmonic, Inc.
(b)
.................... 25,813 376,612
Infinera Corp.
(b)
.................... 46,848 363,540
Juniper Networks, Inc. ............... 79,493 2,736,149
Lumentum Holdings, Inc.
(b)
............ 16,887 912,067
Motorola Solutions, Inc. .............. 41,028 11,739,342
NETGEAR, Inc.
(b)
................... 7,555 139,843
NetScout Systems, Inc.
(b)
............. 16,361 468,743
Ribbon Communications, Inc.
(b)
......... 22,062 75,452
Viasat, Inc.
(a)(b)
..................... 18,449 624,314
Viavi Solutions, Inc.
(b)
................ 55,742 603,686
87,460,774
Electronic Equipment, Instruments & Components — 2.9%
Advanced Energy Industries, Inc. ........ 9,256 907,088
Amphenol Corp., Class A ............. 145,904 11,923,275
Arrow Electronics, Inc.
(b)
.............. 14,301 1,785,766
Avnet, Inc. ....................... 22,660 1,024,232
Badger Meter, Inc. .................. 7,247 882,830
Belden, Inc. ...................... 10,599 919,675
Benchmark Electronics, Inc. ........... 8,989 212,949
CDW Corp. ....................... 33,222 6,474,636
Celestica, Inc.
(b)
.................... 24,494 315,973
Cognex Corp. ..................... 42,270 2,094,479
Coherent Corp.
(b)
................... 34,340 1,307,667
Corning, Inc. ...................... 186,790 6,589,951
ePlus, Inc.
(b)
...................... 6,689 328,029
Fabrinet
(b)
........................ 9,059 1,075,847
Insight Enterprises, Inc.
(a)(b)
............ 7,504 1,072,772
IPG Photonics Corp.
(b)
............... 7,961 981,671
Itron, Inc.
(b)
....................... 11,106 615,828
Jabil, Inc. ........................ 32,703 2,883,096
Keysight Technologies, Inc.
(b)
........... 43,762 7,066,688
Knowles Corp.
(a)(b)
.................. 22,744 386,648
Littelfuse, Inc. ..................... 6,026 1,615,510
Methode Electronics, Inc. ............. 9,055 397,333
Mirion Technologies, Inc., Class A
(a)(b)
..... 31,099 265,585
National Instruments Corp. ............ 31,807 1,667,005
Novanta, Inc.
(b)
.................... 8,661 1,377,878
OSI Systems, Inc.
(b)
................. 3,834 392,448
PC Connection, Inc. ................. 2,799 125,843
Plexus Corp.
(b)
..................... 6,828 666,208
Rogers Corp.
(b)
.................... 4,540 741,972
Sanmina Corp.
(b)
................... 14,220 867,278
TD SYNNEX Corp. .................. 10,122 979,708
TE Connectivity Ltd. ................. 77,651 10,183,929
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.
(b)
........... 11,501 $ 5,145,087
Trimble, Inc.
(b)
..................... 60,516 3,172,249
TTM Technologies, Inc.
(b)
.............. 24,724 333,527
Vishay Intertechnology, Inc. ............ 32,082 725,695
Vontier Corp. ...................... 39,119 1,069,513
Zebra Technologies Corp., Class A
(b)
...... 12,669 4,028,742
82,604,610
Entertainment — 2.5%
Activision Blizzard, Inc. ............... 174,756 14,957,366
Electronic Arts, Inc. ................. 63,926 7,699,887
Netflix, Inc.
(b)
...................... 109,279 37,753,709
Playtika Holding Corp.
(b)
.............. 23,111 260,230
ROBLOX Corp., Class A
(b)
............. 88,988 4,002,680
Take-Two Interactive Software, Inc.
(b)
...... 38,830 4,632,419
69,306,291
Financial Services — 8.7%
Affirm Holdings, Inc., Class A
(a)(b)
......... 52,484 591,495
AvidXchange Holdings, Inc.
(b)
........... 32,963 257,111
Block, Inc., Class A
(a)(b)
............... 131,872 9,053,013
Euronet Worldwide, Inc.
(b)
............. 11,665 1,305,314
EVERTEC, Inc. .................... 16,034 541,148
Fidelity National Information Services, Inc. .. 145,603 7,910,611
Fiserv, Inc.
(b)
...................... 155,823 17,612,674
FleetCor Technologies, Inc.
(b)
........... 18,097 3,815,752
Flywire Corp.
(b)
.................... 15,491 454,816
Global Payments, Inc. ............... 64,555 6,793,768
Jack Henry & Associates, Inc. .......... 17,884 2,695,476
Marqeta, Inc., Class A
(b)
.............. 109,243 499,241
Mastercard, Inc., Class A .............. 207,031 75,237,136
Nuvei Corp.
(a)(b)(c)
................... 15,749 685,475
Payoneer Global, Inc.
(b)
............... 47,314 297,132
PayPal Holdings, Inc.
(b)
............... 277,614 21,082,007
Remitly Global, Inc.
(b)
................ 24,086 408,258
Repay Holdings Corp., Class A
(b)
........ 18,139 119,173
Shift4 Payments, Inc., Class A
(a)(b)
........ 13,000 985,400
Toast, Inc., Class A
(b)
................ 76,548 1,358,727
Visa, Inc., Class A
(a)
................. 398,729 89,897,440
Western Union Co. (The) ............. 81,956 913,809
WEX, Inc.
(b)
....................... 10,644 1,957,325
244,472,301
Hotels, Restaurants & Leisure — 0.2%
(b)
DoorDash, Inc., Class A .............. 64,499 4,099,556
Sabre Corp.
(a)
..................... 80,644 345,963
4,445,519
Interactive Media & Services — 13.4%
Alphabet, Inc., Class A
(b)
.............. 1,258,120 130,504,788
Alphabet, Inc., Class C, NVS
(b)
.......... 1,096,770 114,064,080
Bumble, Inc., Class A
(b)
............... 23,120 451,996
Cargurus, Inc., Class A
(a)(b)
............. 22,278 416,153
IAC, Inc.
(b)
........................ 19,334 997,634
Match Group, Inc.
(b)
................. 68,446 2,627,642
Meta Platforms, Inc., Class A
(b)
.......... 546,155 115,752,091
Pinterest, Inc., Class A
(a)(b)
............. 145,477 3,967,158
Shutterstock, Inc. ................... 5,863 425,654
Snap, Inc., Class A, NVS
(b)
............ 240,990 2,701,498
TripAdvisor, Inc.
(b)
.................. 25,147 499,419
Yelp, Inc.
(a)(b)
...................... 17,016 522,391
Ziff Davis, Inc.
(b)
.................... 11,684 911,936
ZipRecruiter, Inc., Class A
(a)(b)
........... 12,847 204,781
ZoomInfo Technologies, Inc.
(b)
.......... 66,963 1,654,656
375,701,877

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Expanded Tech Sector ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 5.4%
Accenture plc, Class A ............... 154,524 $ 44,164,504
Akamai Technologies, Inc.
(b)
............ 38,572 3,020,188
CGI, Inc.
(a)(b)
...................... 51,949 5,001,130
Cloudflare, Inc., Class A
(a)(b)
............ 70,488 4,346,290
Cognizant Technology Solutions Corp., Class A 124,898 7,610,035
DigitalOcean Holdings, Inc.
(a)(b)
.......... 15,021 588,373
DXC Technology Co.
(b)
............... 55,853 1,427,603
EPAM Systems, Inc.
(b)
................ 14,112 4,219,488
Fastly, Inc., Class A
(a)(b)
............... 28,129 499,571
Gartner, Inc.
(b)
..................... 19,390 6,316,680
GoDaddy, Inc., Class A
(b)
.............. 38,035 2,956,080
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 12,490 143,135
International Business Machines Corp. .... 221,853 29,082,710
Kyndryl Holdings, Inc.
(b)
............... 49,525 730,989
MongoDB, Inc., Class A
(b)
............. 17,012 3,965,837
Okta, Inc., Class A
(b)
................. 37,599 3,242,538
Perficient, Inc.
(b)
.................... 8,574 618,957
Rackspace Technology, Inc.
(b)
.......... 12,744 23,959
Shopify, Inc., Class A
(a)(b)
.............. 293,399 14,065,548
Snowflake, Inc., Class A
(a)(b)
............ 70,233 10,836,250
Squarespace, Inc., Class A
(a)(b)
.......... 9,737 309,345
Thoughtworks Holding, Inc.
(a)(b)
.......... 16,178 119,070
Twilio, Inc., Class A
(b)
................ 42,803 2,851,964
VeriSign, Inc.
(b)
.................... 22,480 4,750,698
150,890,942
Professional Services — 1.7%
Automatic Data Processing, Inc. ......... 101,673 22,635,460
Broadridge Financial Solutions, Inc. ...... 28,879 4,232,795
Concentrix Corp. ................... 10,490 1,275,060
Conduent, Inc.
(b)
................... 42,718 146,523
CSG Systems International, Inc. ......... 7,504 402,965
ExlService Holdings, Inc.
(b)
............ 8,015 1,297,067
Genpact Ltd. ...................... 41,151 1,901,999
Maximus, Inc. ..................... 14,992 1,179,870
Paychex, Inc. ..................... 78,721 9,020,639
SS&C Technologies Holdings, Inc. ....... 53,778 3,036,844
TELUS International CDA, Inc.
(a)(b)
........ 17,140 346,742
TTEC Holdings, Inc. ................. 4,459 166,009
Verra Mobility Corp., Class A
(b)
.......... 34,512 583,943
46,225,916
Semiconductors & Semiconductor Equipment — 20.8%
Advanced Micro Devices, Inc.
(b)
......... 395,638 38,776,480
Allegro MicroSystems, Inc.
(b)
........... 15,821 759,250
Ambarella, Inc.
(b)
................... 9,154 708,703
Amkor Technology, Inc. ............... 24,547 638,713
Analog Devices, Inc. ................. 124,371 24,528,449
Applied Materials, Inc. ............... 206,873 25,410,211
Axcelis Technologies, Inc.
(b)
............ 8,085 1,077,326
Broadcom, Inc. .................... 102,541 65,784,153
Cirrus Logic, Inc.
(b)
.................. 13,632 1,491,068
Cohu, Inc.
(b)
...................... 11,794 452,772
Credo Technology Group Holding Ltd.
(b)
.... 22,363 210,659
Diodes, Inc.
(b)
..................... 11,259 1,044,385
Enphase Energy, Inc.
(b)
............... 33,353 7,013,469
Entegris, Inc.
(a)
.................... 36,570 2,999,106
First Solar, Inc.
(b)
................... 24,328 5,291,340
FormFactor, Inc.
(b)
.................. 18,877 601,232
Ichor Holdings Ltd.
(b)
................. 6,873 225,022
Impinj, Inc.
(a)(b)
..................... 5,153 698,335
Intel Corp. ....................... 1,015,132 33,164,362
KLA Corp. ........................ 33,980 13,563,797
Kulicke & Soffa Industries, Inc. .......... 13,878 731,232
Lam Research Corp. ................ 33,110 17,552,273
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.
(b)
.......... 33,631 $ 3,211,760
MACOM Technology Solutions Holdings, Inc.
(b)
12,651 896,197
Marvell Technology, Inc. .............. 209,357 9,065,158
MaxLinear, Inc.
(a)(b)
.................. 17,734 624,414
Microchip Technology, Inc. ............. 134,417 11,261,456
Micron Technology, Inc. ............... 267,751 16,156,095
MKS Instruments, Inc. ............... 14,161 1,254,948
Monolithic Power Systems, Inc. ......... 10,981 5,496,430
NVIDIA Corp.
(a)
.................... 603,632 167,670,861
NXP Semiconductors NV ............. 63,587 11,857,386
ON Semiconductor Corp.
(b)
............ 105,996 8,725,591
Onto Innovation, Inc.
(b)
............... 12,261 1,077,497
Power Integrations, Inc. .............. 13,849 1,172,179
Qorvo, Inc.
(b)
...................... 24,510 2,489,481
QUALCOMM, Inc. .................. 273,597 34,905,505
Rambus, Inc.
(b)
.................... 26,613 1,364,182
Semtech Corp.
(a)(b)
.................. 15,349 370,525
Silicon Laboratories, Inc.
(b)
............. 7,828 1,370,604
SiTime Corp.
(a)(b)
................... 3,932 559,248
Skyworks Solutions, Inc. .............. 39,009 4,602,282
SolarEdge Technologies, Inc.
(b)
.......... 13,716 4,168,978
Synaptics, Inc.
(b)
................... 9,617 1,068,929
Teradyne, Inc. ..................... 38,219 4,108,925
Texas Instruments, Inc. ............... 222,363 41,361,742
Ultra Clean Holdings, Inc.
(b)
............ 11,376 377,228
Universal Display Corp. .............. 10,572 1,640,034
Wolfspeed, Inc.
(a)(b)
.................. 30,341 1,970,648
581,550,620
Software — 23.3%
A10 Networks, Inc. .................. 15,821 245,067
ACI Worldwide, Inc.
(b)
................ 27,823 750,665
Adeia, Inc. ....................... 26,947 238,750
Adobe, Inc.
(b)
...................... 112,334 43,290,154
Agilysys, Inc.
(b)
.................... 4,902 404,464
Alarm.com Holdings, Inc.
(b)
............ 12,192 613,014
Altair Engineering, Inc., Class A
(a)(b)
....... 12,791 922,359
Alteryx, Inc., Class A
(b)
............... 14,929 878,422
ANSYS, Inc.
(b)
..................... 21,375 7,113,600
Appfolio, Inc., Class A
(a)(b)
............. 4,618 574,849
Appian Corp., Class A
(b)
.............. 10,005 444,022
AppLovin Corp., Class A
(b)
............. 30,472 479,934
Asana, Inc., Class A
(b)
................ 19,219 406,097
Aspen Technology, Inc.
(a)(b)
............. 7,190 1,645,575
Autodesk, Inc.
(b)
.................... 52,945 11,021,031
Bentley Systems, Inc., Class B .......... 48,015 2,064,165
BILL Holdings, Inc.
(b)
................. 23,547 1,910,604
Black Knight, Inc.
(b)
.................. 38,166 2,196,835
Blackbaud, Inc.
(b)
................... 10,757 745,460
BlackBerry Ltd.
(a)(b)
.................. 127,750 582,540
Blackline, Inc.
(b)
.................... 13,468 904,376
Box, Inc., Class A
(a)(b)
................ 35,237 943,999
C3.ai, Inc., Class A
(a)(b)
............... 20,944 703,090
Cadence Design Systems, Inc.
(b)
........ 67,311 14,141,368
Cerence, Inc.
(b)
.................... 9,979 280,310
Ceridian HCM Holding, Inc.
(b)
........... 37,651 2,756,806
Clear Secure, Inc., Class A ............ 18,597 486,683
CommVault Systems, Inc.
(b)
............ 11,026 625,615
Confluent, Inc., Class A
(b)
............. 38,063 916,176
Consensus Cloud Solutions, Inc.
(b)
....... 4,507 153,644
Crowdstrike Holdings, Inc., Class A
(b)
...... 53,561 7,351,783
Datadog, Inc., Class A
(a)(b)
............. 60,914 4,426,011
Descartes Systems Group, Inc. (The)
(a)(b)
... 20,995 1,692,407
Digital Turbine, Inc.
(a)(b)
............... 21,945 271,240
DocuSign, Inc.
(b)
................... 49,254 2,871,508

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Dolby Laboratories, Inc., Class A ........ 14,726 $ 1,257,895
DoubleVerify Holdings, Inc.
(b)
........... 21,441 646,446
Dropbox, Inc., Class A
(b)
.............. 66,769 1,443,546
Dynatrace, Inc.
(b)
................... 53,456 2,261,189
E2open Parent Holdings, Inc., Class A
(b)
... 40,173 233,807
Elastic NV
(b)
...................... 19,068 1,104,037
Envestnet, Inc.
(b)
................... 12,856 754,262
Everbridge, Inc.
(b)
................... 9,957 345,209
Fair Isaac Corp.
(b)
................... 6,184 4,345,435
Five9, Inc.
(b)
...................... 17,457 1,261,967
Fortinet, Inc.
(b)
..................... 159,110 10,574,451
Freshworks, Inc., Class A
(b)
............ 39,889 612,695
Gen Digital, Inc. .................... 139,577 2,395,141
Gitlab, Inc., Class A
(b)
................ 14,864 509,687
Guidewire Software, Inc.
(b)
............. 19,934 1,635,585
HubSpot, Inc.
(b)
.................... 11,920 5,110,700
Intapp, Inc.
(b)
...................... 3,743 167,836
InterDigital, Inc. .................... 6,665 485,878
Intuit, Inc. ........................ 68,933 30,732,399
Jamf Holding Corp.
(b)
................ 11,381 221,019
Lightspeed Commerce, Inc.
(a)(b)
.......... 33,061 501,866
LivePerson, Inc.
(b)
.................. 16,992 74,935
LiveRamp Holdings, Inc.
(b)
............. 15,757 345,551
Manhattan Associates, Inc.
(b)
........... 15,265 2,363,785
Marathon Digital Holdings, Inc.
(a)(b)
....... 28,294 246,724
Matterport, Inc., Class A
(a)(b)
............ 54,500 148,785
Microsoft Corp. .................... 863,096 248,830,578
MicroStrategy, Inc., Class A
(a)(b)
.......... 2,307 674,382
Model N, Inc.
(b)
.................... 8,254 276,261
Momentive Global, Inc.
(b)
.............. 30,165 281,138
N-able, Inc.
(b)
...................... 16,398 216,454
nCino, Inc.
(a)(b)
..................... 18,215 451,368
NCR Corp.
(b)
...................... 33,856 798,663
New Relic, Inc.
(b)
................... 14,383 1,082,896
Nutanix, Inc., Class A
(b)
............... 56,120 1,458,559
Open Text Corp.
(a)
.................. 66,904 2,579,149
Oracle Corp. ...................... 377,113 35,041,340
PagerDuty, Inc.
(a)(b)
.................. 20,374 712,683
Palantir Technologies, Inc., Class A
(a)(b)
.... 432,259 3,652,589
Palo Alto Networks, Inc.
(a)(b)
............ 74,192 14,819,110
Paycom Software, Inc.
(b)
.............. 11,831 3,596,742
Paycor HCM, Inc.
(b)
................. 11,757 311,796
Paylocity Holding Corp.
(b)
............. 10,053 1,998,335
Pegasystems, Inc. .................. 10,282 498,471
PowerSchool Holdings, Inc., Class A
(b)
..... 9,885 195,921
Procore Technologies, Inc.
(b)
........... 17,085 1,070,034
Progress Software Corp. .............. 10,537 605,351
PROS Holdings, Inc.
(a)(b)
.............. 10,533 288,604
PTC, Inc.
(b)
....................... 26,175 3,356,420
Q2 Holdings, Inc.
(b)
.................. 13,598 334,783
Qualtrics International, Inc., Class A
(a)(b)
.... 27,891 497,297
Qualys, Inc.
(b)
..................... 8,559 1,112,841
Rapid7, Inc.
(b)
..................... 14,314 657,156
RingCentral, Inc., Class A
(b)
............ 18,978 582,055
Roper Technologies, Inc. .............. 26,023 11,468,076
Salesforce, Inc.
(b)
................... 245,379 49,021,817
SentinelOne, Inc., Class A
(b)
............ 52,497 858,851
ServiceNow, Inc.
(b)
.................. 49,812 23,148,633
Smartsheet, Inc., Class A
(b)
............ 32,336 1,545,661
SolarWinds Corp.
(b)
................. 10,955 94,213
Splunk, Inc.
(b)
..................... 37,063 3,553,600
Sprout Social, Inc., Class A
(b)
........... 11,577 704,808
SPS Commerce, Inc.
(b)
............... 8,924 1,359,125
Sumo Logic, Inc.
(b)
.................. 27,513 329,606
Synopsys, Inc.
(b)
................... 37,400 14,445,750
Security
Shares
Shares Value
Software (continued)
Tenable Holdings, Inc.
(b)
.............. 27,850 $ 1,323,153
Teradata Corp.
(b)
................... 25,205 1,015,257
Tyler Technologies, Inc.
(b)
............. 10,217 3,623,357
UiPath, Inc., Class A
(b)
............... 86,467 1,518,360
Unity Software, Inc.
(a)(b)
............... 59,460 1,928,882
Varonis Systems, Inc.
(b)
............... 26,407 686,846
Verint Systems, Inc.
(b)
................ 15,913 592,600
VMware, Inc., Class A
(b)
.............. 51,151 6,386,202
Workday, Inc., Class A
(b)
.............. 49,567 10,237,568
Workiva, Inc., Class A
(b)
............... 11,324 1,159,691
Zeta Global Holdings Corp., Class A
(a)(b)
.... 31,048 336,250
Zoom Video Communications, Inc., Class A
(b)
53,045 3,916,843
Zscaler, Inc.
(a)(b)
.................... 20,897 2,441,396
Zuora, Inc., Class A
(b)
................ 29,791 294,335
652,805,309
Specialty Retail — 0.1%
(a)(b)
Chewy, Inc., Class A ................. 23,159 865,683
Overstock.com, Inc. ................. 11,896 241,132
Revolve Group, Inc., Class A ........... 9,913 260,712
Wayfair, Inc., Class A ................ 18,661 640,819
2,008,346
Technology Hardware, Storage & Peripherals — 9.5%
Apple, Inc. ....................... 1,446,153 238,470,630
Avid Technology, Inc.
(b)
............... 7,749 247,813
Corsair Gaming, Inc.
(b)
............... 9,773 179,335
Dell Technologies, Inc., Class C ......... 59,455 2,390,685
Hewlett Packard Enterprise Co. ......... 314,531 5,010,479
HP, Inc. ......................... 212,078 6,224,489
NetApp, Inc. ...................... 52,897 3,377,473
Pure Storage, Inc., Class A
(b)
........... 69,571 1,774,756
Seagate Technology Holdings plc ........ 47,107 3,114,715
Super Micro Computer, Inc.
(b)
........... 11,501 1,225,432
Western Digital Corp.
(b)
............... 78,649 2,962,708
Xerox Holdings Corp. ................ 27,740 427,196
265,405,711
Trading Companies & Distributors — 0.0%
Xometry, Inc., Class A
(b)
.............. 7,309 109,416
Total Long-Term Investments — 100.0%
(Cost: $2,581,490,098) ........................... 2,798,365,718
Short-Term Securities
Money Market Funds — 3.1%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(f)
............ 85,356,325 85,381,932
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 1,581,001 1,581,001
Total Short-Term Securities — 3.1%
(Cost: $86,936,344) .............................. 86,962,933
Total Investments — 103.1%
(Cost: $2,668,426,442 ) ........................... 2,885,328,651
Liabilities in Excess of Other Assets — (3.1)% ............ (85,644,673)
Net Assets — 100.0% ..............................
$ 2,799,683,978

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Expanded Tech Sector ETF
26
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 66,304,568 $ 19,026,447
(a)
$ — $ 47,305 $ 3,612 $ 85,381,932 85,356,325 $ 358,017
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,479,000 102,001
(a)
— — — 1,581,001 1,581,001 93,445 2
$ 47,305 $ 3,612 $ 86,962,933 $ 451,462 $ 2
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 4 06/16/23 $ 614 $ 38,697
S&P E-Mini Communication Services Index ........................................ 4 06/16/23 306 19,422
$ 58,119
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 58,119 $ — $ — $ — $ 58,119
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
27
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (160,882) $ — $ — $ — $ (160,882)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 10,267 $ — $ — $ — $ 10,267
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,204,994
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,798,365,718 $ — $ — $ 2,798,365,718
Short-Term Securities
Money Market Funds ...................................... 86,962,933 — — 86,962,933
$ 2,885,328,651 $ — $ — $ 2,885,328,651
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 58,119 $ — $ — $ 58,119
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2023
iShares
®
Expanded Tech-Software Sector ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 5.8%
Activision Blizzard, Inc. ............... 2,022,349 $ 173,092,851
Electronic Arts, Inc. ................. 739,769 89,105,176
Take-Two Interactive Software, Inc.
(a)(b)
.... 450,292 53,719,836
315,917,863
Interactive Media & Services — 0.6%
Snap, Inc., Class A, NVS
(b)
............ 2,791,315 31,290,641
Software — 93.5%
A10 Networks, Inc. .................. 182,593 2,828,366
ACI Worldwide, Inc.
(b)
................ 318,912 8,604,246
Adeia, Inc. ....................... 303,984 2,693,298
Adobe, Inc.
(b)
...................... 1,243,069 479,041,501
Agilysys, Inc.
(b)
.................... 56,502 4,661,980
Alarm.com Holdings, Inc.
(b)
............ 141,609 7,120,101
Altair Engineering, Inc., Class A
(a)(b)
....... 149,406 10,773,667
Alteryx, Inc., Class A
(b)
............... 174,874 10,289,586
ANSYS, Inc.
(b)
..................... 247,366 82,323,405
Appfolio, Inc., Class A
(a)(b)
............. 53,900 6,709,472
Appian Corp., Class A
(a)(b)
............. 116,876 5,186,957
AppLovin Corp., Class A
(a)(b)
............ 349,130 5,498,798
Asana, Inc., Class A
(a)(b)
............... 216,680 4,578,448
Aspen Technology, Inc.
(a)(b)
............. 82,943 18,983,164
Autodesk, Inc.
(b)
.................... 612,698 127,539,216
Bentley Systems, Inc., Class B
(a)
......... 558,816 24,023,500
BILL Holdings, Inc.
(a)(b)
................ 272,365 22,099,696
Black Knight, Inc.
(b)
.................. 443,608 25,534,076
Blackbaud, Inc.
(b)
................... 126,544 8,769,499
BlackBerry Ltd.
(a)(b)
.................. 1,481,876 6,757,355
Blackline, Inc.
(a)(b)
................... 154,336 10,363,662
Box, Inc., Class A
(b)
................. 407,514 10,917,300
C3.ai, Inc., Class A
(a)(b)
............... 242,288 8,133,608
Cadence Design Systems, Inc.
(b)
........ 778,954 163,650,446
Cerence, Inc.
(a)(b)
................... 114,839 3,225,828
Ceridian HCM Holding, Inc.
(a)(b)
.......... 437,278 32,017,495
Clear Secure, Inc., Class A ............ 221,041 5,784,643
CommVault Systems, Inc.
(b)
............ 127,056 7,209,157
Confluent, Inc., Class A
(a)(b)
............ 436,170 10,498,612
Consensus Cloud Solutions, Inc.
(a)(b)
...... 51,539 1,756,965
Crowdstrike Holdings, Inc., Class A
(b)
...... 619,839 85,079,101
Datadog, Inc., Class A
(b)
.............. 705,076 51,230,822
Descartes Systems Group, Inc. (The)
(a)(b)
... 241,302 19,451,354
Digital Turbine, Inc.
(a)(b)
............... 257,388 3,181,316
DocuSign, Inc.
(a)(b)
.................. 571,390 33,312,037
Dolby Laboratories, Inc., Class A ........ 170,898 14,598,107
DoubleVerify Holdings, Inc.
(a)(b)
.......... 248,031 7,478,135
Dropbox, Inc., Class A
(a)(b)
............. 767,560 16,594,647
Dynatrace, Inc.
(b)
................... 616,383 26,073,001
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 496,383 2,888,949
Elastic NV
(a)(b)
..................... 220,641 12,775,114
Envestnet, Inc.
(a)(b)
.................. 127,286 7,467,870
Everbridge, Inc.
(b)
................... 113,681 3,941,320
Fair Isaac Corp.
(b)
................... 71,444 50,202,984
Five9, Inc.
(b)
...................... 200,862 14,520,314
Fortinet, Inc.
(b)
..................... 1,841,285 122,371,801
Freshworks, Inc., Class A
(a)(b)
........... 457,081 7,020,764
Gen Digital, Inc. .................... 1,617,047 27,748,527
Gitlab, Inc., Class A
(b)
................ 178,516 6,121,314
Guidewire Software, Inc.
(a)(b)
............ 232,974 19,115,517
HubSpot, Inc.
(b)
.................... 137,950 59,146,062
Intapp, Inc.
(a)(b)
..................... 43,639 1,956,773
InterDigital, Inc.
(a)
................... 76,723 5,593,107
Intuit, Inc. ........................ 797,721 355,647,953
Jamf Holding Corp.
(b)
................ 128,768 2,500,675
Security
Shares
Shares Value
Software (continued)
Lightspeed Commerce, Inc.
(a)(b)
.......... 384,859 $ 5,842,160
LivePerson, Inc.
(b)
.................. 202,737 894,070
LiveRamp Holdings, Inc.
(b)
............. 183,638 4,027,181
Manhattan Associates, Inc.
(a)(b)
.......... 177,660 27,510,651
Marathon Digital Holdings, Inc.
(a)(b)
....... 319,559 2,786,554
Matterport, Inc., Class A
(b)
............. 629,807 1,719,373
Microsoft Corp. .................... 1,667,000 480,596,100
MicroStrategy, Inc., Class A
(a)(b)
.......... 27,194 7,949,350
Model N, Inc.
(b)
.................... 96,350 3,224,834
Momentive Global, Inc.
(b)
.............. 367,504 3,425,137
N-able, Inc.
(a)(b)
.................... 191,627 2,529,476
nCino, Inc.
(a)(b)
..................... 217,860 5,398,571
NCR Corp.
(b)
...................... 391,534 9,236,287
New Relic, Inc.
(b)
................... 166,847 12,561,911
Nutanix, Inc., Class A
(a)(b)
.............. 654,949 17,022,125
Open Text Corp.
(a)
.................. 768,726 29,634,387
Oracle Corp. ...................... 4,364,116 405,513,659
PagerDuty, Inc.
(a)(b)
.................. 232,300 8,125,854
Palantir Technologies, Inc., Class A
(a)(b)
.... 5,004,472 42,287,788
Palo Alto Networks, Inc.
(a)(b)
............ 858,580 171,492,769
Paycom Software, Inc.
(a)(b)
............. 136,997 41,648,458
Paycor HCM, Inc.
(a)(b)
................ 135,264 3,587,201
Paylocity Holding Corp.
(b)
............. 117,376 23,332,001
Pegasystems, Inc.
(a)
................. 116,595 5,652,526
PowerSchool Holdings, Inc., Class A
(b)
..... 115,192 2,283,105
Procore Technologies, Inc.
(b)
........... 196,678 12,317,943
Progress Software Corp. .............. 123,258 7,081,172
PROS Holdings, Inc.
(b)
............... 117,695 3,224,843
PTC, Inc.
(b)
....................... 302,396 38,776,239
Q2 Holdings, Inc.
(b)
.................. 164,500 4,049,990
Qualtrics International, Inc., Class A
(a)(b)
.... 319,603 5,698,521
Qualys, Inc.
(a)(b)
.................... 98,219 12,770,434
Rapid7, Inc.
(b)
..................... 168,066 7,715,910
RingCentral, Inc., Class A
(b)
............ 219,776 6,740,530
Roper Technologies, Inc. .............. 301,148 132,712,912
Salesforce, Inc.
(b)
................... 2,353,496 470,181,431
SentinelOne, Inc., Class A
(a)(b)
.......... 624,571 10,217,982
ServiceNow, Inc.
(b)
.................. 576,443 267,884,591
Smartsheet, Inc., Class A
(a)(b)
........... 373,716 17,863,625
SolarWinds Corp.
(b)
................. 137,087 1,178,948
Splunk, Inc.
(b)
..................... 427,866 41,023,792
Sprout Social, Inc., Class A
(a)(b)
.......... 134,091 8,163,460
SPS Commerce, Inc.
(b)
............... 102,609 15,627,351
Sumo Logic, Inc.
(b)
.................. 315,961 3,785,213
Synopsys, Inc.
(b)
................... 432,807 167,171,704
Tenable Holdings, Inc.
(b)
.............. 321,912 15,294,039
Teradata Corp.
(b)
................... 289,499 11,661,020
Tyler Technologies, Inc.
(a)(b)
............ 118,297 41,952,848
UiPath, Inc., Class A
(b)
............... 1,004,180 17,633,401
Unity Software, Inc.
(a)(b)
............... 693,675 22,502,817
Varonis Systems, Inc.
(a)(b)
.............. 305,350 7,942,153
Verint Systems, Inc.
(b)
................ 186,872 6,959,113
VMware, Inc., Class A
(b)
.............. 591,945 73,904,333
Workday, Inc., Class A
(b)
.............. 573,604 118,472,170
Workiva, Inc., Class A
(a)(b)
............. 130,292 13,343,204
Zeta Global Holdings Corp., Class A
(a)(b)
.... 356,389 3,859,693
Zoom Video Communications, Inc., Class A
(a)(b)
614,120 45,346,621
Zscaler, Inc.
(a)(b)
.................... 241,866 28,257,205
Zuora, Inc., Class A
(a)(b)
............... 356,063 3,517,902
5,036,706,249
Total Long-Term Investments — 99.9%
(Cost: $7,111,607,772) ............................ 5,383,914,753

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Expanded Tech-Software Sector ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(e)
............ 224,351,176 $ 224,418,482
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 5,186,304 5,186,304
Total Short-Term Securities — 4.3%
(Cost: $229,482,932) ............................. 229,604,786
Total Investments — 104.2%
(Cost: $7,341,090,704 ) ........................... 5,613,519,539
Liabilities in Excess of Other Assets — (4.2)% ............ (225,839,495)
Net Assets — 100.0% ..............................
$ 5,387,680,044
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 224,839,162 $ — $ (535,496)
(a)
$ 32,887 $ 81,929 $ 224,418,482 224,351,176 $ 1,629,489
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 3,730,000 1,456,304
(a)
— — — 5,186,304 5,186,304 125,402 3
$ 32,887 $ 81,929 $ 229,604,786 $ 1,754,891 $ 3
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 16 06/16/23 $ 2,457 $ 124,002
Russell 2000 E-Mini Index .................................................... 9 06/16/23 816 33,370
$ 157,372

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Expanded Tech-Software Sector ETF
30
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 157,372 $ — $ — $ — $ 157,372
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (542,312) $ — $ — $ — $ (542,312)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 32,122 $ — $ — $ — $ 32,122
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,901,585
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,383,914,753 $ — $ — $ 5,383,914,753
Short-Term Securities
Money Market Funds ...................................... 229,604,786 — — 229,604,786
$ 5,613,519,539 $ — $ — $ 5,613,519,539
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 157,372 $ — $ — $ 157,372
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
North American Natural Resources ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 2.4%
Eagle Materials, Inc. ................. 12,841 $ 1,884,417
Martin Marietta Materials, Inc. .......... 22,144 7,862,449
Summit Materials, Inc., Class A
(a)
........ 42,152 1,200,910
Vulcan Materials Co. ................ 47,400 8,131,944
19,079,720
Containers & Packaging — 6.1%
Amcor plc ........................ 529,915 6,030,433
AptarGroup, Inc. ................... 23,252 2,748,154
Avery Dennison Corp. ................ 28,886 5,168,572
Ball Corp. ........................ 111,958 6,170,005
Berry Global Group, Inc. .............. 43,389 2,555,612
Crown Holdings, Inc. ................ 42,821 3,541,725
Graphic Packaging Holding Co. ......... 109,701 2,796,279
Greif, Inc., Class A, NVS .............. 9,125 578,251
International Paper Co. ............... 126,907 4,576,266
O-I Glass, Inc.
(a)
.................... 54,979 1,248,573
Packaging Corp. of America ........... 33,017 4,583,750
Pactiv Evergreen, Inc. ............... 13,829 110,632
Sealed Air Corp. ................... 51,524 2,365,467
Silgan Holdings, Inc. ................. 29,797 1,599,205
Sonoco Products Co. ................ 34,864 2,126,704
WestRock Co. ..................... 90,702 2,763,690
48,963,318
Energy Equipment & Services — 7.7%
Baker Hughes Co., Class A ............ 358,783 10,354,477
Cactus, Inc., Class A ................ 22,912 944,662
ChampionX Corp. .................. 70,749 1,919,420
Halliburton Co. .................... 322,435 10,201,844
Helmerich & Payne, Inc. .............. 37,216 1,330,472
Liberty Energy, Inc., Class A ........... 53,678 687,615
NexTier Oilfield Solutions, Inc.
(a)(b)
........ 57,141 454,271
Noble Corp. plc
(a)(b)
.................. 34,953 1,379,595
NOV, Inc. ........................ 139,910 2,589,734
Patterson-UTI Energy, Inc. ............ 77,107 902,152
Schlumberger NV .................. 506,501 24,869,199
TechnipFMC plc
(a)
.................. 159,602 2,178,567
Transocean Ltd.
(a)(b)
................. 236,552 1,504,471
Valaris Ltd.
(a)
...................... 21,422 1,393,715
Weatherford International plc
(a)
.......... 22,977 1,363,685
62,073,879
Metals & Mining — 12.4%
Agnico Eagle Mines Ltd.
(b)
............. 162,606 8,288,028
Alamos Gold, Inc., Class A
(b)
........... 140,075 1,713,117
Alcoa Corp. ....................... 63,032 2,682,642
Arconic Corp.
(a)
.................... 36,500 957,395
B2Gold Corp. ..................... 382,634 1,507,578
Barrick Gold Corp.
(b)
................. 628,240 11,666,417
Compass Minerals International, Inc. ...... 12,229 419,332
First Majestic Silver Corp.
(b)
............ 85,075 613,391
Franco-Nevada Corp. ................ 68,355 9,966,159
Freeport-McMoRan, Inc. .............. 509,761 20,854,323
Hecla Mining Co. ................... 200,263 1,267,665
Kinross Gold Corp.
(b)
................ 435,213 2,049,853
Lithium Americas Corp.
(a)(b)
............ 38,172 830,623
MP Materials Corp., Class A
(a)
.......... 33,092 932,863
Newmont Corp. .................... 283,083 13,876,729
Novagold Resources, Inc.
(a)
............ 87,602 544,884
Pan American Silver Corp.
(b)
........... 74,989 1,364,800
Royal Gold, Inc. .................... 23,382 3,032,879
SSR Mining, Inc.
(b)
.................. 73,604 1,112,892
Teck Resources Ltd., Class B
(b)
......... 160,609 5,862,229
Security
Shares
Shares Value
Metals & Mining (continued)
Wheaton Precious Metals Corp.
(b)
........ 161,190 $ 7,762,910
Yamana Gold, Inc.
(b)
................. 342,303 2,002,473
99,309,182
Oil, Gas & Consumable Fuels — 70.8%
Antero Midstream Corp. .............. 119,297 1,251,425
Antero Resources Corp.
(a)
............. 98,350 2,270,901
APA Corp. ....................... 114,734 4,137,308
Arch Resources, Inc., Class A .......... 6,422 844,236
California Resources Corp. ............ 26,151 1,006,813
Callon Petroleum Co.
(a)(b)
.............. 18,151 606,969
Cameco Corp.
(b)
.................... 154,434 4,041,538
Canadian Natural Resources Ltd.
(b)
....... 394,913 21,858,434
Cenovus Energy, Inc.
(b)
............... 492,717 8,602,839
Cheniere Energy, Inc. ................ 88,683 13,976,441
Chesapeake Energy Corp. ............ 38,174 2,902,751
Chevron Corp. ..................... 497,430 81,160,678
Chord Energy Corp. ................. 14,820 1,994,772
Civitas Resources, Inc. ............... 18,492 1,263,743
CNX Resources Corp.
(a)(b)
............. 60,528 969,659
Comstock Resources, Inc.
(b)
............ 32,461 350,254
ConocoPhillips .................... 339,563 33,688,045
CONSOL Energy, Inc. ................ 11,685 680,885
Coterra Energy, Inc. ................. 281,201 6,900,672
Crescent Point Energy Corp. ........... 198,086 1,398,487
CVR Energy, Inc. ................... 10,479 343,502
Denbury, Inc.
(a)
.................... 17,739 1,554,469
Devon Energy Corp. ................. 233,137 11,799,064
Diamondback Energy, Inc. ............. 65,543 8,859,447
DT Midstream, Inc. .................. 34,461 1,701,340
Enbridge, Inc.
(b)
.................... 722,171 27,550,824
Enerplus Corp. .................... 77,424 1,115,680
Enviva, Inc. ....................... 11,037 318,749
EOG Resources, Inc. ................ 209,488 24,013,609
EQT Corp. ....................... 130,734 4,171,722
Equitrans Midstream Corp. ............ 154,774 894,594
Exxon Mobil Corp. .................. 731,628 80,230,326
Hess Corp. ....................... 98,961 13,096,499
HF Sinclair Corp. ................... 47,902 2,317,499
Kinder Morgan, Inc. ................. 705,527 12,353,778
Kosmos Energy Ltd.
(a)(b)
............... 163,002 1,212,735
Magnolia Oil & Gas Corp., Class A ....... 59,638 1,304,879
Marathon Oil Corp. .................. 226,533 5,427,731
Marathon Petroleum Corp. ............ 161,916 21,831,134
Matador Resources Co. .............. 39,981 1,905,095
Murphy Oil Corp. ................... 52,047 1,924,698
New Fortress Energy, Inc., Class A
(b)
...... 17,067 502,282
Northern Oil and Gas, Inc. ............. 26,577 806,612
Occidental Petroleum Corp. ............ 259,325 16,189,660
ONEOK, Inc. ...................... 159,403 10,128,467
Ovintiv, Inc. ....................... 87,527 3,157,974
PBF Energy, Inc., Class A ............. 40,710 1,765,186
PDC Energy, Inc. ................... 32,820 2,106,388
Peabody Energy Corp.
(a)(b)
............. 41,517 1,062,835
Pembina Pipeline Corp. .............. 196,457 6,365,207
Permian Resources Corp., Class A ....... 83,202 873,621
Phillips 66 ........................ 166,196 16,848,950
Pioneer Natural Resources Co. ......... 84,737 17,306,685
Range Resources Corp. .............. 86,065 2,278,140
SM Energy Co. .................... 43,684 1,230,141
Southwestern Energy Co.
(a)
............ 393,071 1,965,355
Suncor Energy, Inc.
(b)
................ 481,271 14,943,465
Targa Resources Corp. ............... 80,741 5,890,056
TC Energy Corp. ................... 363,018 14,125,030
Texas Pacific Land Corp.
(b)
............ 2,197 3,737,141

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
North American Natural Resources ETF
32
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. ................. 137,983 $ 19,262,427
Vermilion Energy, Inc. ................ 58,004 752,312
Williams Cos., Inc. (The) .............. 434,393 12,970,975
World Fuel Services Corp. ............. 22,009 562,330
568,665,463
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ............... 25,537 1,384,361
West Fraser Timber Co. Ltd. ........... 21,131 1,505,372
2,889,733
Total Long-Term Investments — 99.8%
(Cost: $841,367,290) ............................. 800,981,295
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(e)
............ 23,464,286 $ 23,471,325
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 865,116 865,116
Total Short-Term Securities — 3.0%
(Cost: $24,324,468) .............................. 24,336,441
Total Investments — 102.8%
(Cost: $865,691,758 ) ............................. 825,317,736
Liabilities in Excess of Other Assets — (2.8)% ............ (22,366,261)
Net Assets — 100.0% ..............................
$ 802,951,475
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 7,685,209 $ 15,767,427
(a)
$ — $ 7,940 $ 10,749 $ 23,471,325 23,464,286 $ 117,738
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,640,000 — (774,884)
(a)
— — 865,116 865,116 30,151 —
$ 7,940 $ 10,749 $ 24,336,441 $ 147,889 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 17 06/16/23 $ 1,484 $ 36,054
E-Mini Materials Select Sector Index ............................................. 4 06/16/23 345 16,231
$ 52,285

Schedule of Investments
(continued)
March 31, 2023
iShares
®
North American Natural Resources ETF
Schedules of Investments
33
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 52,285 $ — $ — $ — $ 52,285
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (399,925) $ — $ — $ — $ (399,925)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 35,114 $ — $ — $ — $ 35,114
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,652,820
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 800,981,295 $ — $ — $ 800,981,295
Short-Term Securities
Money Market Funds ...................................... 24,336,441 — — 24,336,441
$ 825,317,736 $ — $ — $ 825,317,736
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 52,285 $ — $ — $ 52,285
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2023
iShares
®
North American Tech-Multimedia Networking ETF
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 100.0%
ADTRAN Holdings, Inc. .............. 219,668 $ 3,483,935
Arista Networks, Inc.
(a)
............... 58,608 9,837,939
Calix, Inc.
(a)
....................... 93,159 4,992,391
Cambium Networks Corp.
(a)
............ 35,296 625,445
Ciena Corp.
(a)
..................... 92,915 4,879,896
Cisco Systems, Inc. ................. 178,490 9,330,565
Clearfield, Inc.
(a)
.................... 39,268 1,829,103
CommScope Holding Co., Inc.
(a)
......... 647,655 4,125,562
Digi International, Inc.
(a)(b)
............. 111,110 3,742,185
DZS, Inc.
(a)(b)
...................... 49,506 390,602
Extreme Networks, Inc.
(a)(b)
............ 261,765 5,004,947
F5, Inc.
(a)(b)
....................... 61,670 8,984,702
Harmonic, Inc.
(a)
.................... 341,534 4,982,981
Infinera Corp.
(a)(b)
................... 594,273 4,611,559
Juniper Networks, Inc. ............... 280,493 9,654,569
Lumentum Holdings, Inc.
(a)(b)
........... 87,904 4,747,695
Motorola Solutions, Inc. .............. 32,854 9,400,515
NETGEAR, Inc.
(a)(b)
.................. 89,832 1,662,790
NetScout Systems, Inc.
(a)
............. 166,329 4,765,326
Ribbon Communications, Inc.
(a)
......... 276,983 947,282
Viasat , Inc.
(a)(b)
..................... 130,217 4,406,543
Viavi Solutions, Inc.
(a)
................ 441,368 4,780,015
Total Long-Term Investments — 100.0%
(Cost: $113,800,889) ............................. 107,186,547
Short-Term Securities
Money Market Funds — 7.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(e)
............ 8,037,687 8,040,099
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 22,921 22,921
Total Short-Term Securities — 7.5%
(Cost: $8,061,207) .............................. 8,063,020
Total Investments — 107.5%
(Cost: $121,862,096 ) ............................. 115,249,567
Liabilities in Excess of Other Assets — (7.5)% ............ (8,044,087)
Net Assets — 100.0% ..............................
$ 107,205,480
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2023
iShares
®
North American Tech-Multimedia Networking ETF
Schedules of Investments
35
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 4,451,027 $ 3,585,879
(a)
$ — $ 2,036 $ 1,157 $ 8,040,099 8,037,687 $ 25,094
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 110,000 — (87,079)
(a)
— — 22,921 22,921 4,322 —
$ 2,036 $ 1,157 $ 8,063,020 $ 29,416 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (5,222) $ — $ — $ — $ (5,222)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (2,967) $ — $ — $ — $ (2,967)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 86,495
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 107,186,547 $ — $ — $ 107,186,547
Short-Term Securities
Money Market Funds ...................................... 8,063,020 — — 8,063,020
$ 115,249,567 $ — $ — $ 115,249,567

2023
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2023
iShares
®
Semiconductor ETF
36
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.8%
Advanced Micro Devices, Inc.
(a)(b)
........ 5,574,247 $ 546,331,948
Analog Devices, Inc. ................. 1,559,201 307,505,621
Applied Materials, Inc. ............... 2,462,907 302,518,867
ASE Technology Holding Co. Ltd., ADR, NVS 5,525,702 44,039,845
ASML Holding NV (Registered), ADR, NVS
(a)
415,334 282,722,007
Broadcom, Inc. .................... 962,718 617,622,106
Entegris, Inc.
(a)
.................... 1,282,552 105,182,089
Intel Corp. ....................... 11,474,793 374,881,487
KLA Corp. ........................ 754,035 300,988,151
Lam Research Corp. ................ 588,603 312,030,222
Lattice Semiconductor Corp.
(a)(b)
......... 1,170,040 111,738,820
Marvell Technology, Inc. .............. 6,335,917 274,345,206
Microchip Technology, Inc. ............. 3,530,379 295,775,153
Micron Technology, Inc. ............... 4,947,538 298,534,443
MKS Instruments, Inc.
(a)
.............. 497,277 44,068,688
Monolithic Power Systems, Inc.
(a)
........ 382,930 191,671,782
NVIDIA Corp.
(a)
.................... 2,464,391 684,533,888
NXP Semiconductors NV
(a)
............ 1,602,791 298,880,452
ON Semiconductor Corp.
(a)(b)
........... 3,695,471 304,211,173
Qorvo, Inc.
(a)(b)
..................... 857,120 87,057,678
QUALCOMM, Inc. .................. 3,545,896 452,385,412
Silicon Laboratories, Inc.
(a)(b)
............ 268,788 47,062,091
Skyworks Solutions, Inc. .............. 1,368,666 161,475,215
STMicroelectronics NV, ADR, NVS
(a)
...... 2,304,148 123,248,876
Synaptics, Inc.
(a)(b)
.................. 335,464 37,286,824
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR, NVS ..................... 2,946,638 274,096,267
Teradyne, Inc.
(a)
.................... 1,339,765 144,038,135
Texas Instruments, Inc. ............... 3,337,025 620,720,020
United Microelectronics Corp., ADR, NVS
(a)(b)
6,328,652 55,438,992
Wolfspeed, Inc.
(a)(b)
.................. 1,066,572 69,273,851
Total Long-Term Investments — 99.8%
(Cost: $8,355,486,034) ........................... 7,769,665,309
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(e)
............ 300,162,171 $ 300,252,220
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 12,751,014 12,751,014
Total Short-Term Securities — 4.0%
(Cost: $312,905,332) ............................. 313,003,234
Total Investments — 103.8%
(Cost: $8,668,391,366 ) ........................... 8,082,668,543
Liabilities in Excess of Other Assets — (3.8)% ............ (296,753,466)
Net Assets — 100.0% ..............................
$ 7,785,915,077
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 186,623,706 $ 113,370,312
(a)
$ — $ 181,572 $ 76,630 $ 300,252,220 300,162,171 $ 2,540,393
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 15,210,000 — (2,458,986)
(a)
— — 12,751,014 12,751,014 255,935 7
$ 181,572 $ 76,630 $ 313,003,234 $ 2,796,328 $ 7
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Semiconductor ETF
Schedules of Investments
37
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 80 06/16/23 $ 12,286 $ 659,593
Russell 2000 E-Mini Index .................................................... 28 06/16/23 2,539 81,722
$ 741,315
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 741,315 $ — $ — $ — $ 741,315
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (1,584,740) $ — $ — $ — $ (1,584,740)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (82,579) $ — $ — $ — $ (82,579)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 12,113,790

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Semiconductor ETF
38
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,769,665,309 $ — $ — $ 7,769,665,309
Short-Term Securities
Money Market Funds ...................................... 313,003,234 — — 313,003,234
$ 8,082,668,543 $ — $ — $ 8,082,668,543
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 741,315 $ — $ — $ 741,315
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
March 31, 2023
39
Financial Statements
See notes to financial statements.
iShares
Biotechnology
ETF
iShares
Expanded Tech
Sector ETF
iShares
Expanded Tech-
Software Sector
ETF
iShares North
American
Natural
Resources ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 8,019,033,387 $ 2,798,365,718 $ 5,383,914,753 $ 800,981,295
Investments, at value — affiliated
(c)
............................................ 860,947,369 86,962,933 229,604,786 24,336,441
Cash   ............................................................... 255,061 — — —
Cash pledged:
Futures contracts ...................................................... 351,000 61,000 210,000 171,000
Foreign currency, at value
(d)
................................................. — — — 179,197
Receivables: – – – –
Investments sold ...................................................... 10,045,884 93,339 — —
Securities lending income — affiliated ........................................ 368,993 37,085 130,988 8,884
Capital shares sold ..................................................... — 21,269 64,091 —
Dividends — unaffiliated ................................................. 356,701 489,558 18,343 1,144,119
Dividends — affiliated ................................................... 37,155 11,306 25,012 4,948
Variation margin on futures contracts ......................................... 77,890 14,220 50,263 14,549
Total assets ...........................................................
8,891,473,440 2,886,056,428 5,614,018,236 826,840,433
LIABILITIES
Bank overdraft .......................................................... — — — 155,866
Collateral on securities loaned ............................................... 852,166,471 85,431,880 224,546,756 23,436,406
Payables: – – – –
Investments purchased .................................................. 10,523,251 — — —
Capital shares redeemed ................................................. 33,947 16,706 31,599 15,420
Investment advisory fees ................................................. 3,043,088 923,864 1,759,837 281,266
Total liabilities ..........................................................
865,766,757 86,372,450 226,338,192 23,888,958
NET ASSETS ..........................................................
$ 8,025,706,683 $ 2,799,683,978 $ 5,387,680,044 $ 802,951,475
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 13,683,917,511 $ 2,701,985,336 $ 7,640,917,518 $ 1,350,499,638
Accumulated earnings (loss) ................................................ (5,658,210,828) 97,698,642 (2,253,237,474) (547,548,163)
NET ASSETS ..........................................................
$ 8,025,706,683 $ 2,799,683,978 $ 5,387,680,044 $ 802,951,475
NET ASSET VALUE
Shares outstanding ......................................................
62,100,000 8,250,000 17,700,000 20,500,000
Net asset value .........................................................
$ 129.24 $ 339.36 $ 304.39 $ 39.17
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated .......................................... $ 10,898,441,612 $ 2,581,490,098 $ 7,111,607,772 $ 841,367,290
(b)
  Securities loaned, at value ................................................ $ 846,002,080 $ 87,086,537 $ 230,179,615 $ 22,843,841
(c)
  Investments, at cost — affiliated ............................................ $ 860,493,315 $ 86,936,344 $ 229,482,932 $ 24,324,468
(d)
  Foreign currency, at cost ................................................. $ — $ — $ — $ 179,197

Statements of Assets and Liabilities
(continued)
March 31, 2023
2023
iShare Annual Report to Shareholders
40
See notes to financial statements.
iShares North
American Tech-
Multimedia
Networking ETF
iShares
Semiconductor
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 107,186,547 $ 7,769,665,309
Investments, at value — affiliated
(c)
........................................................................... 8,063,020 313,003,234
Cash   .............................................................................................. — 265,893
Cash pledged:
Futures contracts ..................................................................................... — 943,000
Receivables: – –
Securities lending income — affiliated ....................................................................... 2,175 119,309
Capital shares sold .................................................................................... — 184,509
Dividends — unaffiliated ................................................................................ 31,266 3,716,939
Dividends — affiliated .................................................................................. 485 39,282
Variation margin on futures contracts ........................................................................ — 222,839
Total assets ..........................................................................................
115,283,493 8,088,160,314
LIABILITIES
Collateral on securities loaned .............................................................................. 8,040,130 300,054,408
Payables: – –
Capital shares redeemed ................................................................................ 635 46,328
Investment advisory fees ................................................................................ 37,248 2,144,501
Total liabilities .........................................................................................
8,078,013 302,245,237
NET ASSETS .........................................................................................
$ 107,205,480 $ 7,785,915,077
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 192,261,710 $ 9,135,123,287
Accumulated loss ...................................................................................... (85,056,230) (1,349,208,210)
NET ASSETS .........................................................................................
$ 107,205,480 $ 7,785,915,077
NET ASSET VALUE
Shares outstanding .....................................................................................
1,500,000 17,500,000
Net asset value ........................................................................................
$ 71.47 $ 444.91
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 113,800,889 $ 8,355,486,034
(b)
  Securities loaned, at value ............................................................................... $ 8,008,598 $ 297,044,231
(c)
  Investments, at cost — affiliated ........................................................................... $ 8,061,207 $ 312,905,332

Statements of Operations
Year Ended March 31, 2023
41
Financial Statements
iShares
Biotechnology
ETF
iShares
Expanded Tech
Sector ETF
iShares
Expanded Tech-
Software Sector
ETF
iShares North
American
Natural
Resources ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 52,890,876 $ 24,629,592 $ 18,653,247 $ 33,340,573
Dividends — affiliated ................................................... 236,402 93,445 125,402 30,151
Securities lending income — affiliated — net ................................... 5,495,522 358,017 1,629,489 117,738
Foreign taxes withheld .................................................. (473,943) (52,072) (99,773) (1,170,427)
Total investment income ...................................................
58,148,857 25,028,982 20,308,365 32,318,035
EXPENSES
Investment advisory .................................................... 36,617,628 12,961,118 19,045,707 3,821,284
Total expenses .........................................................
36,617,628 12,961,118 19,045,707 3,821,284
Net investment income ....................................................
21,531,229 12,067,864 1,262,658 28,496,751
REALIZED AND UNREALIZED GAIN (LOSS) $ (114,307,210) $ (709,182,787) $ (556,702,287) $ (55,250,675)
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (571,899,264) $ (94,504,946) $ (353,629,185) $ (10,900,316)
Investments — affiliated ............................................... 41,736 47,305 32,887 7,940
Capital gain distributions from underlying funds — affiliated ........................ 3 2 3 —
Foreign currency transactions ........................................... — — — (38,917)
Futures contracts .................................................... (2,201,830) (160,882) (542,312) (399,925)
In-kind redemptions — unaffiliated
(a)
....................................... 406,747,890 489,193,716 19,991,317 103,740,052
(167,311,465) 394,575,195 (334,147,290) 92,408,834
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 52,488,850 (1,103,771,862) (222,669,047) (147,705,106)
Investments — affiliated ............................................... 365,781 3,612 81,929 10,749
Foreign currency translations ............................................ — — — (268)
Futures contracts .................................................... 149,623 10,267 32,122 35,114
53,004,254 (1,103,757,983) (222,554,996) (147,659,511)
Net realized and unrealized loss ..............................................
(114,307,211) (709,182,788) (556,702,286) (55,250,677)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................
$ (92,775,982) $ (697,114,924) $ (555,439,628) $ (26,753,926)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended March 31, 2023
2023
iShares Annual Report to Shareholders
42
iShares North
American
Tech-Multimedia
Networking ETF
iShares
Semiconductor
ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 809,563 $ 105,543,979
Dividends — affiliated .................................................................................. 4,322 255,935
Securities lending income — affiliated — net .................................................................. 25,094 2,540,393
Foreign taxes withheld ................................................................................. — (3,161,303)
Total investment income ..................................................................................
838,979 105,179,004
EXPENSES
Investment advisory ................................................................................... 459,340 26,548,407
Commitment costs .................................................................................... — 22,323
Total expenses ........................................................................................
459,340 26,570,730
Net investment income ...................................................................................
379,639 78,608,274
REALIZED AND UNREALIZED GAIN (LOSS) $ (8,964,794) $ (623,173,838)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (7,459,477) $ (500,412,432)
Investments — affiliated .............................................................................. 2,036 181,572
Capital gain distributions from underlying funds — affiliated ....................................................... — 7
Futures contracts ................................................................................... (5,222) (1,584,740)
In-kind redemptions — unaffiliated
(a)
...................................................................... 6,845,604 309,062,564
(617,059) (192,753,029)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ (8,345,925) (430,414,864)
Investments — affiliated .............................................................................. 1,157 76,630
Futures contracts ................................................................................... (2,967) (82,579)
(8,347,735) (430,420,813)
Net realized and unrealized loss .............................................................................
(8,964,794) (623,173,842)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................
$ (8,585,155) $ (544,565,568)
(a)
  See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
43
Financial Statements
See notes to financial statements.
iShares Biotechnology ETF iShares Expanded Tech Sector ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 21,531,229 $ 20,526,397 $ 12,067,864 $ 5,764,193
Net realized gain (loss) .................................................... (167,311,465) 622,010,093 394,575,195 351,991,955
Net change in unrealized appreciation (depreciation) ................................ 53,004,254 (1,958,746,176) (1,103,757,983) (25,134,610)
Net increase (decrease) in net assets resulting from operations ...........................
(92,775,982) (1,316,209,686) (697,114,924) 332,621,538
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(22,926,845) (20,365,764) (15,012,645) (6,535,033)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(465,468,446) 94,871,036 (969,167,551) 945,279,952
NET ASSETS
Total increase (decrease) in net assets ........................................... (581,171,273) (1,241,704,414) (1,681,295,120) 1,271,366,457
Beginning of year ..........................................................
8,606,877,956 9,848,582,370 4,480,979,098 3,209,612,641
End of year ..............................................................
$ 8,025,706,683 $ 8,606,877,956 $ 2,799,683,978 $ 4,480,979,098
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
iShares Annual Report to Shareholders
44
See notes to financial statements.
iShares Expanded Tech-Software Sector
ETF
iShares North American Natural
Resources ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................................ $ 1,262,658 $ (8,034,692) $ 28,496,751 $ 14,672,372
Net realized gain (loss) .................................................... (334,147,290) 1,245,446,708 92,408,834 (5,041,185)
Net change in unrealized appreciation (depreciation) ................................ (222,554,996) (1,376,833,197) (147,659,511) 222,174,980
Net increase (decrease) in net assets resulting from operations ...........................
(555,439,628) (139,421,181) (26,753,926) 231,806,167
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(366,961) — (29,227,112) (15,154,197)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
540,096,149 492,759,205 (83,209,205) 328,467,837
NET ASSETS
Total increase (decrease) in net assets ........................................... (15,710,440) 353,338,024 (139,190,243) 545,119,807
Beginning of year ..........................................................
5,403,390,484 5,050,052,460 942,141,718 397,021,911
End of year ..............................................................
$ 5,387,680,044 $ 5,403,390,484 $ 802,951,475 $ 942,141,718
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
45
Financial Statements
See notes to financial statements.
iShares North American Tech-Multimedia
Networking ETF iShares Semiconductor ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 379,639 $ 265,882 $ 78,608,274 $ 59,455,111
Net realized gain (loss) .................................................... (617,059) 12,218,899 (192,753,029) 1,557,162,546
Net change in unrealized appreciation (depreciation) ................................ (8,347,735) (2,027,174) (430,420,813) (982,288,405)
Net increase (decrease) in net assets resulting from operations ...........................
(8,585,155) 10,457,607 (544,565,568) 634,329,252
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(390,901) (284,071) (78,660,830) (61,257,081)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(46,790,846) 52,044,106 (543,707,282) 2,060,808,454
NET ASSETS
Total increase (decrease) in net assets ........................................... (55,766,902) 62,217,642 (1,166,933,680) 2,633,880,625
Beginning of year ..........................................................
162,972,382 100,754,740 8,952,848,757 6,318,968,132
End of year ..............................................................
$ 107,205,480 $ 162,972,382 $ 7,785,915,077 $ 8,952,848,757
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders
46
iShares Biotechnology ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year ................................
$ 130.21  $ 150.36  $ 107.98  $ 111.78  $ 106.73
Net investment income
(a)
.......................................
0.33  0.31  0.34  0.26  0.16
Net realized and unrealized gain (loss)
(b)
.............................
(0.94) (20.15) 42.43  (3.80) 5.08
Net increase (decrease) from investment operations ...................... (0.61) (19.84) 42.77  (3.54) 5.24
Distributions from net investment income
(c)
............................. (0.36) (0.31) (0.39) (0.26) (0.19)
Net asset value, end of year ..................................... $ 129.24  $ 130.21  $ 150.36  $ 107.98  $ 111.78
Total Return
(d)
(0.46)% — — — —
Based on net asset value ........................................ (0.46)% (13.22)% 39.63% (3.17)% 4.92%
Ratios to Average Net Assets
(e)
Total expenses ...............................................
0.45% 0.44% 0.45% 0.46% 0.47%
Net investment income ..........................................
0.26% 0.21% 0.24% 0.24% 0.15%
Supplemental Data
Net assets, end of year (000) ...................................... $ 8,025,707  $ 8,606,878  $ 9,848,582  $ 6,343,965  $ 8,026,142
Portfolio turnover rate
(f)
.......................................... 13% 46% 34% 29% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
47
Financial Highlights
iShares Expanded Tech Sector ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .................................
$ 387.96  $ 360.63  $ 212.15  $ 206.22  $ 179.48
Net investment income
(a)
........................................
1.20  0.64  0.86  1.26  1.09
Net realized and unrealized gain (loss)
(b)
..............................
(48.17) 27.37  148.55  6.00  26.69
Net increase (decrease) from investment operations ....................... (46.97) 28.01  149.41  7.26  27.78
Distributions from net investment income
(c)
.............................. (1.63) (0.68) (0.93) (1.33) (1.04)
Net asset value, end of year ...................................... $ 339.36  $ 387.96  $ 360.63  $ 212.15  $ 206.22
Total Return
(d)
(12.06)% — — — —
Based on net asset value ......................................... (12.06)% 7.76% 70.51% 3.51% 15.52%
Ratios to Average Net Assets
(e)
Total expenses ................................................
0.41% 0.40% 0.43% 0.46% 0.46%
Net investment income ...........................................
0.38% 0.16% 0.28% 0.56% 0.56%
Supplemental Data
Net assets, end of year (000) ....................................... $ 2,799,684  $ 4,480,979  $ 3,209,613  $ 1,707,788  $ 1,587,932
Portfolio turnover rate
(f)
........................................... 9% 8% 9% 10% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders
48
iShares Expanded Tech-Software Sector ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year ................................
$ 344.16  $ 341.22  $ 209.77  $ 210.77  $ 169.69
Net investment income (loss)
(a)
...................................
0.08  (0.56) (0.31) 1.28
(b)
0.24
Net realized and unrealized gain (loss)
(c)
.............................
(39.83) 3.50  131.83  (1.06) 41.10
Net increase (decrease) from investment operations ...................... (39.75) 2.94  131.52  0.22  41.34
Distributions from net investment income
(d)
............................. (0.02) —  (0.07) (1.22) (0.26)
Net asset value, end of year ..................................... $ 304.39  $ 344.16  $ 341.22  $ 209.77  $ 210.77
Total Return
(e)
(11.55)% — — — —
Based on net asset value ........................................ (11.55)% 0.86% 62.70% 0.13% 24.39%
Ratios to Average Net Assets
(f)
Total expenses ...............................................
0.41% 0.40% 0.43% 0.46% 0.46%
Net investment income (loss) ......................................
0.03% (0.15)% (0.10)% 0.57%
(b)
0.13%
Supplemental Data
Net assets, end of year (000) ...................................... $ 5,387,680  $ 5,403,390  $ 5,050,052  $ 3,031,151  $ 2,729,463
Portfolio turnover rate
(g)
.......................................... 13% 15% 22% 18% 18%
(a)
Based on average shares outstanding.
(b)
Includes a one-time special distribution from NortonLifeLock Inc. Excluding such special distribution, the net investment income would have been $(0.07) per share and (0.03)% of average net assets.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
49
Financial Highlights
iShares North American Natural Resources ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .................................
$ 40.44  $ 27.57  $ 16.65  $ 31.40  $ 33.08
Net investment income
(a)
........................................
1.22  0.93  0.70  0.78  0.65
Net realized and unrealized gain (loss)
(b)
..............................
(1.22) 12.85  11.04  (13.82) (1.59)
Net increase (decrease) from investment operations ....................... 0.00  13.78  11.74  (13.04) (0.94)
Distributions from net investment income
(c)
.............................. (1.27) (0.91) (0.82) (1.71) (0.74)
Net asset value, end of year ...................................... $ 39.17  $ 40.44  $ 27.57  $ 16.65  $ 31.40
Total Return
(d)
0.19% — — — —
Based on net asset value ......................................... 0.19% 50.84% 71.57% (43.54)% (2.87)%
Ratios to Average Net Assets
(e)
Total expenses ................................................
0.41% 0.40% 0.43% 0.46% 0.46%
Net investment income ...........................................
3.08% 2.92% 3.14% 2.72% 1.94%
Supplemental Data
Net assets, end of year (000) ....................................... $ 802,951  $ 942,142  $ 397,022  $ 294,696  $ 761,370
Portfolio turnover rate
(f)
........................................... 11% 15% 14% 16% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders
50
iShares North American Tech-Multimedia Networking ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .................................
$ 74.08  $ 67.17  $ 43.34  $ 56.49  $ 51.48
Net investment income
(a)
........................................
0.24  0.16  0.29  0.26  0.23
Net realized and unrealized gain (loss)
(b)
..............................
(2.60) 6.91  23.83  (13.10) 5.04
Net increase (decrease) from investment operations ....................... (2.36) 7.07  24.12  (12.84) 5.27
Distributions from net investment income
(c)
.............................. (0.25) (0.16) (0.29) (0.31) (0.26)
Net asset value, end of year ...................................... $ 71.47  $ 74.08  $ 67.17  $ 43.34  $ 56.49
Total Return
(d)
(3.16)% — — — —
Based on net asset value ......................................... (3.16)% 10.53% 55.89% (22.80)% 10.27%
Ratios to Average Net Assets
(e)
Total expenses ................................................
0.41% 0.40% 0.43% 0.46% 0.46%
Net investment income ...........................................
0.34% 0.22% 0.52% 0.47% 0.44%
Supplemental Data
Net assets, end of year (000) ....................................... $ 107,205  $ 162,972  $ 100,755  $ 43,335  $ 132,758
Portfolio turnover rate
(f)
........................................... 31% 37% 38% 33% 29%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
51
Financial Highlights
iShares Semiconductor ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .................................
$ 472.45  $ 424.09  $ 204.97  $ 189.61  $ 180.13
Net investment income
(a)
........................................
4.48  3.56  3.35  3.13  2.66
Net realized and unrealized gain (loss)
(b)
..............................
(27.46) 48.37  218.90  15.50  9.12
Net increase (decrease) from investment operations ....................... (22.98) 51.93  222.25  18.63  11.78
Distributions from net investment income
(c)
.............................. (4.56) (3.57) (3.13) (3.27) (2.30)
Net asset value, end of year ...................................... $ 444.91  $ 472.45  $ 424.09  $ 204.97  $ 189.61
Total Return
(d)
(4.67)% — — — —
Based on net asset value ......................................... (4.67)% 12.23% 108.93% 9.80% 6.61%
Ratios to Average Net Assets
(e)
Total expenses ................................................
0.39% 0.40% 0.43% 0.46% 0.46%
Net investment income ...........................................
1.17% 0.76% 1.02% 1.42% 1.50%
Supplemental Data
Net assets, end of year (000) ....................................... $ 7,785,915  $ 8,952,849  $ 6,318,968  $ 2,141,965  $ 1,061,836
Portfolio turnover rate
(f)
........................................... 18% 32% 23% 14% 26%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
2023
iShares Annual Report To Shareholders
52
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  March 31, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
Biotechnology ....................................................................................................... Non-diversified
Expanded Tech Sector ................................................................................................. Non-diversified
Expanded Tech-Software Sector ........................................................................................... Non-diversified
North American Natural Resources ......................................................................................... Diversified
North American Tech-Multimedia Networking .................................................................................. Non-diversified
Semiconductor ...................................................................................................... Non-diversified

Notes to Financial Statements
(continued)
53
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(continued)
2023
iShares Annual Report To Shareholders
54
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
Biotechnology
Barclays Bank PLC ..................................... $ 20,911,810 $ (20,911,810) $ – $ –
Barclays Capital, Inc. ................................... 5,215,087 (5,215,087) – –
BNP Paribas SA ....................................... 132,300,923 (131,716,299) – 584,624
BofA Securities, Inc. .................................... 57,522,872 (57,522,872) – –
Citadel Clearing LLC .................................... 11,152,752 (11,152,752) – –
Citigroup Global Markets, Inc. .............................. 42,459,454 (42,459,454) – –
Credit Suisse Securities (USA) LLC .......................... 3,864 (3,864) – –
Goldman Sachs & Co. LLC ............................... 66,730,206 (66,730,206) – –
HSBC Bank PLC ...................................... 2,305,423 (2,305,423) – –
J.P. Morgan Securities LLC ............................... 265,040,582 (265,040,582) – –
Jefferies LLC ......................................... 21,999,839 (21,999,839) – –
Mizuho Securities USA LLC ............................... 94,640 (94,640) – –
Morgan Stanley ....................................... 42,340,256 (42,340,256) – –
National Financial Services LLC ............................ 14,890,059 (14,890,059) – –
Natixis SA ........................................... 19,559,126 (18,947,600) – 611,526
Nomura Securities International, Inc. ......................... 58,553 (58,553) – –
Pershing LLC ......................................... 11,883,794 (11,660,362) – 223,432
RBC Capital Markets LLC ................................ 12,064,033 (11,942,642) – 121,391
Scotia Capital (USA), Inc. ................................ 960,943 (960,943) – –
SG Americas Securities LLC .............................. 2,118,041 (2,118,041) – –
State Street Bank & Trust Co. .............................. 17,595,281 (16,929,170) – 666,111
Toronto-Dominion Bank .................................. 71,960,510 (71,960,510) – –
UBS AG ............................................ 13,620,120 (13,552,217) – 67,903
UBS Securities LLC .................................... 2,128,352 (2,128,352) – –
Virtu Americas LLC ..................................... 515,573 (515,573) – –
Wells Fargo Bank N.A. .................................. 7,274,328 (7,118,261) – 156,067
Wells Fargo Securities LLC ............................... 3,295,659 (3,293,729) – 1,930
$ 846,002,080 $ (843,569,096) $ – $ 2,432,984
Expanded Tech Sector
Barclays Bank PLC ..................................... $ 4,714,286 $ (4,714,286) $ – $ –
Barclays Capital, Inc. ................................... 268,742 (258,958) – 9,784
BMO Capital Markets Corp. ............................... 365,407 (348,345) – 17,062
BNP Paribas SA ....................................... 15,827,277 (15,685,243) – 142,034
BofA Securities, Inc. .................................... 1,015,973 (992,312) – 23,661
Citadel Clearing LLC .................................... 313,434 (313,434) – –
Citigroup Global Markets, Inc. .............................. 12,317,155 (12,097,494) – 219,661
Goldman Sachs & Co. LLC ............................... 14,623,599 (13,947,699) – 675,900
HSBC Bank PLC ...................................... 7,002,136 (6,880,758) – 121,378
J.P. Morgan Securities LLC ............................... 2,739,546 (2,739,546) – –
Jefferies LLC ......................................... 37,070 (37,054) – 16
Morgan Stanley ....................................... 3,135,973 (3,079,135) – 56,838
National Financial Services LLC ............................ 789,193 (713,322) – 75,871
RBC Capital Markets LLC ................................ 4,196,392 (4,098,202) – 98,190
Scotia Capital (USA), Inc. ................................ 3,985,800 (3,944,831) – 40,969
SG Americas Securities LLC .............................. 338,541 (333,392) – 5,149
State Street Bank & Trust Co. .............................. 298,786 (297,652) – 1,134
Toronto-Dominion Bank .................................. 10,511,116 (10,428,306) – 82,810
UBS AG ............................................ 654,807 (653,995) – 812
UBS Securities LLC .................................... 1,770,997 (1,636,841) – 134,156

Notes to Financial Statements
(continued)
55
Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
Expanded Tech Sector (continued)
Virtu Americas LLC ..................................... 1,342,359 (1,329,429) – 12,930
Wells Fargo Bank N.A. .................................. 545,010 (545,010) – –
Wells Fargo Securities LLC ............................... 292,938 (284,985) – 7,953
$ 87,086,537 $ (85,360,229) $ – $ 1,726,308
Expanded Tech-Software Sector
Barclays Bank PLC ..................................... $ 15,260,373 $ (15,029,108) $ – $ 231,265
Barclays Capital, Inc. ................................... 1,804,376 (1,677,647) – 126,729
BNP Paribas SA ....................................... 11,090,572 (10,987,533) – 103,039
BofA Securities, Inc. .................................... 8,196,508 (7,968,150) – 228,358
Citadel Clearing LLC .................................... 5,600,030 (5,600,030) – –
Citigroup Global Markets, Inc. .............................. 1,241,394 (1,241,394) – –
Credit Suisse Securities (USA) LLC .......................... 177,246 (175,877) – 1,369
Goldman Sachs & Co. LLC ............................... 61,431,596 (60,491,407) – 940,189
HSBC Bank PLC ...................................... 34,692,281 (33,493,203) – 1,199,078
J.P. Morgan Securities LLC ............................... 33,888,930 (33,230,364) – 658,566
Jefferies LLC ......................................... 1,208,565 (1,149,935) – 58,630
Morgan Stanley ....................................... 33,163,522 (31,270,427) – 1,893,095
National Financial Services LLC ............................ 4,931,490 (4,894,605) – 36,885
Natixis SA ........................................... 554,819 (522,122) – 32,697
Nomura Securities International, Inc. ......................... 231,525 (231,525) – –
RBC Capital Markets LLC ................................ 212,807 (211,454) – 1,353
Scotia Capital (USA), Inc. ................................ 1,267,738 (1,267,738) – –
SG Americas Securities LLC .............................. 15,420 (15,420) – –
State Street Bank & Trust Co. .............................. 2,990,366 (2,990,366) – –
Toronto-Dominion Bank .................................. 4,644,172 (4,644,172) – –
UBS AG ............................................ 2,213,684 (2,071,582) – 142,102
UBS Securities LLC .................................... 2,817,038 (2,633,595) – 183,443
Virtu Americas LLC ..................................... 63,543 (63,543) – –
Wells Fargo Bank N.A. .................................. 2,427,838 (2,385,125) – 42,713
Wells Fargo Securities LLC ............................... 53,782 (53,782) – –
$ 230,179,615 $ (224,300,104) $ – $ 5,879,511
North American Natural Resources
Barclays Bank PLC ..................................... $ 333,802 $ (333,802) $ – $ –
Barclays Capital, Inc. ................................... 24,539 (24,539) – –
BNP Paribas SA ....................................... 8,199,919 (8,199,919) – –
BofA Securities, Inc. .................................... 1,078,125 (1,078,125) – –
Citigroup Global Markets, Inc. .............................. 825,551 (825,551) – –
Credit Suisse Securities (USA) LLC .......................... 311,740 (311,740) – –
Deutsche Bank Securities, Inc. ............................. 522 (522) – –
Goldman Sachs & Co. LLC ............................... 887,519 (887,519) – –
HSBC Bank PLC ...................................... 76,300 (76,300) – –
J.P. Morgan Securities LLC ............................... 473,670 (473,670) – –
Jefferies LLC ......................................... 2,659,151 (2,659,151) – –
Morgan Stanley ....................................... 602,892 (602,892) – –
Nomura Securities International, Inc. ......................... 202,272 (202,272) – –
RBC Capital Markets LLC ................................ 1,107,000 (1,107,000) – –
SG Americas Securities LLC .............................. 156,644 (156,644) – –
State Street Bank & Trust Co. .............................. 554,936 (554,936) – –
Toronto-Dominion Bank .................................. 725,567 (725,567) – –
UBS AG ............................................ 749,259 (749,259) – –
UBS Securities LLC .................................... 3,753,304 (3,753,304) – –
Wells Fargo Bank N.A. .................................. 106,569 (106,569) – –
Wells Fargo Securities LLC ............................... 14,560 (14,560) – –
$ 22,843,841 $ (22,843,841) $ – $ –
North American Tech-Multimedia Networking
Goldman Sachs & Co. LLC ............................... $ 1,092,180 $ (1,081,977) $ – $ 10,203
J.P. Morgan Securities LLC ............................... 1,050,643 (1,050,643) – –
Jefferies LLC ......................................... 516,282 (516,282) – –
Morgan Stanley ....................................... 3,371,310 (3,337,424) – 33,886
Scotia Capital (USA), Inc. ................................ 1,552,000 (1,552,000) – –
SG Americas Securities LLC .............................. 413,559 (410,623) – 2,936
Wells Fargo Securities LLC ............................... 12,624 (12,624) – –
$ 8,008,598 $ (7,961,573) $ – $ 47,025
Semiconductor
Barclays Bank PLC ..................................... $ 2,018,666 $ (2,018,666) $ – $ –

Notes to Financial Statements
(continued)
2023
iShares Annual Report To Shareholders
56
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
Semiconductor (continued)
BNP Paribas SA ....................................... 2,567,796 (2,567,796) – –
BofA Securities, Inc. .................................... 3,138,513 (3,138,513) – –
Citadel Clearing LLC .................................... 6,486,189 (6,486,189) – –
Credit Suisse Securities (USA) LLC .......................... 122,006 (122,006) – –
Goldman Sachs & Co. LLC ............................... 26,186,478 (26,186,478) – –
HSBC Bank PLC ...................................... 19,701,382 (19,701,382) – –
J.P. Morgan Securities LLC ............................... 205,902,078 (205,902,078) – –
Jefferies LLC ......................................... 563,664 (563,664) – –
Morgan Stanley ....................................... 16,047,117 (16,047,117) – –
National Financial Services LLC ............................ 861,984 (861,984) – –
RBC Capital Markets LLC ................................ 3,696,159 (3,696,159) – –
State Street Bank & Trust Co. .............................. 8,816,768 (8,816,768) – –
Toronto-Dominion Bank .................................. 5,066 (5,066) – –
Virtu Americas LLC ..................................... 748,781 (748,781) – –
Wells Fargo Bank N.A. .................................. 181,584 (181,584) – –
$ 297,044,231 $ (297,044,231) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.4800%
Over $121 billion, up to and including $181 billion ............................................................................ 0.4560
Over $181 billion, up to and including $231 billion ............................................................................ 0.4332
Over $231 billion, up to and including $281 billion ............................................................................ 0.4116
Over $281 billion .................................................................................................. 0.3910

Notes to Financial Statements
(continued)
57
Notes to Financial Statements
For its investment advisory services to each of the iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares North American Natural
Resources ETF and iShares North American Tech-Multimedia Networking ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Effective December 16, 2022, for its investment advisory services to the iShares Semiconductor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Prior to December 16, 2022, for its investment advisory services to the iShares Semiconductor ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion ................................................................................................... 0.4800%
Over $10 billion, up to and including $20 billion .............................................................................. 0.4300
Over $20 billion, up to and including $30 billion .............................................................................. 0.3800
Over $30 billion, up to and including $40 billion .............................................................................. 0.3420
Over $40 billion ................................................................................................... 0.3078
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion ................................................................................................... 0.3500%
Over $10 billion, up to and including $20 billion .............................................................................. 0.3500
Over $20 billion, up to and including $30 billion .............................................................................. 0.3500
Over $30 billion, up to and including $40 billion .............................................................................. 0.3420
Over $40 billion ................................................................................................... 0.3078
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion ................................................................................................... 0.4800%
Over $10 billion, up to and including $20 billion .............................................................................. 0.4300
Over $20 billion, up to and including $30 billion .............................................................................. 0.3800
Over $30 billion, up to and including $40 billion .............................................................................. 0.3420
Over $40 billion ................................................................................................... 0.3078
iShares ETF Amounts
Biotechnology ........................................................................................................... $ 1,629,210
Expanded Tech Sector ..................................................................................................... 127,046
Expanded Tech-Software Sector ............................................................................................... 487,742
North American Natural Resources ............................................................................................. 42,451
North American Tech-Multimedia Networking ...................................................................................... 8,940
Semiconductor .......................................................................................................... 706,021

Notes to Financial Statements
(continued)
2023
iShares Annual Report To Shareholders
58
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2023, permanent differences attributable to net operating loss, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Biotechnology ........................................................................ $ 126,743,933 $ 334,307,187 $ (54,993,735)
Expanded Tech Sector .................................................................. 118,295,981 110,550,536 (52,019,385)
Expanded Tech-Software Sector ............................................................ 120,884,682 130,056,409 (91,881,698)
North American Natural Resources .......................................................... 13,248,840 10,806,443 (1,784,368)
North American Tech-Multimedia Networking ................................................... 18,754,392 12,598,206 (1,833,652)
Semiconductor ....................................................................... 421,104,362 187,591,146 (73,441,594)
iShares ETF Purchases Sales
Biotechnology ........................................................................................ $ 1,079,163,321 $ 1,084,512,595
Expanded Tech Sector .................................................................................. 281,362,318 287,483,664
Expanded Tech-Software Sector ............................................................................ 635,900,215 633,844,113
North American Natural Resources .......................................................................... 103,538,102 103,942,459
North American Tech-Multimedia Networking ................................................................... 35,237,697 35,496,297
Semiconductor ....................................................................................... 1,229,448,803 1,231,981,008
iShares ETF
In-kind
Purchases
In-kind
Sales
Biotechnology ........................................................................................ $ 5,895,630,521 $ 6,361,022,712
Expanded Tech Sector .................................................................................. 291,445,286 1,258,469,190
Expanded Tech-Software Sector ............................................................................ 10,522,514,826 9,988,575,724
North American Natural Resources .......................................................................... 334,212,844 417,006,524
North American Tech-Multimedia Networking ................................................................... 21,048,907 67,470,179
Semiconductor ....................................................................................... 9,878,975,079 10,421,149,682
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Biotechnology ............................................................................. $ 390,835,754 $ (390,835,754)
Expanded Tech Sector ....................................................................... 488,945,653 (488,945,653)
Expanded Tech-Software Sector ................................................................. 2,843,069 (2,843,069)
North American Natural Resources ............................................................... 96,198,199 (96,198,199)
North American Tech-Multimedia Networking ........................................................ 6,415,785 (6,415,785)
Semiconductor ............................................................................ 303,545,659 (303,545,659)
—

Notes to Financial Statements
(continued)
59
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of March 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
As of March 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Semiconductor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”)
with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit
Agreement.
During the year ended March 31, 2023, the Fund did not borrow under the Syndicated Credit Agreement.
iShares ETF
Year Ended
03/31/23
Year Ended
03/31/22
Biotechnology
Ordinary income ........................................................................................... $ 22,926,845 $ 20,365,764
Expanded Tech Sector
Ordinary income ........................................................................................... $ 15,012,645 $ 6,535,033
Expanded Tech-Software Sector
Ordinary income ........................................................................................... $ 366,961 $ —
North American Natural Resources
Ordinary income ........................................................................................... $ 29,227,112 $ 15,154,197
North American Tech-Multimedia Networking
Ordinary income ........................................................................................... $ 390,901 $ 284,071
Semiconductor
Ordinary income ........................................................................................... $ 78,660,830 $ 61,257,081
iShares ETF
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-Year
Losses
(c)
Total
Biotechnology ......................................................... $ (2,690,738,576) $ (2,966,863,761) $ (608,491) $ (5,658,210,828)
Expanded Tech Sector ................................................... (114,307,739) 212,006,381 — 97,698,642
Expanded Tech-Software Sector ............................................. (441,797,378) (1,810,955,022) (485,074) (2,253,237,474)
North American Natural Resources ........................................... (498,272,318) (49,275,845) — (547,548,163)
North American Tech-Multimedia Networking .................................... (78,086,958) (6,969,272) — (85,056,230)
Semiconductor ........................................................ (721,302,528) (627,905,682) — (1,349,208,210)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Biotechnology ................................................... $ 11,846,844,517 $ 317,378,722 $ (3,284,242,483) $ (2,966,863,761)
Expanded Tech Sector .............................................. 2,673,322,269 452,263,904 (240,257,523) 212,006,381
Expanded Tech-Software Sector ....................................... 7,424,474,561 70,914,152 (1,881,869,174) (1,810,955,022)
North American Natural Resources ..................................... 874,594,944 65,907,177 (115,184,385) (49,277,208)
North American Tech-Multimedia Networking ............................... 122,218,839 9,851,506 (16,820,778) (6,969,272)
Semiconductor ................................................... 8,710,574,224 342,290,399 (970,196,080) (627,905,681)

Notes to Financial Statements
(continued)
2023
iShares Annual Report To Shareholders
60
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Notes to Financial Statements
(continued)
61
Notes to Financial Statements
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/23
Year Ended
03/31/22
iShares ETF Shares Amount Shares Amount
Biotechnology
Shares sold 47,300,000 $ 5,905,319,995 69,600,000 $ 10,694,874,817
Shares redeemed (51,300,000) (6,370,788,441) (69,000,000) (10,600,003,781)
(4,000,000) $ (465,468,446) 600,000 $ 94,871,036
Expanded Tech Sector
Shares sold 950,000 $ 292,277,292 4,000,000 $ 1,487,473,141
Shares redeemed (4,250,000) (1,261,444,843) (1,350,000) (542,193,189)
(3,300,000) $ (969,167,551) 2,650,000 $ 945,279,952
Expanded Tech-Software Sector
Shares sold 38,550,000 $ 10,559,918,140 41,050,000 $ 15,779,096,632
Shares redeemed (36,550,000) (10,019,821,991) (40,150,000) (15,286,337,427)
2,000,000 $ 540,096,149 900,000 $ 492,759,205
North American Natural Resources
Shares sold 8,300,000 $ 339,579,091 11,400,000 $ 402,445,296
Shares redeemed (11,100,000) (422,788,296) (2,500,000) (73,977,459)
(2,800,000) $ (83,209,205) 8,900,000 $ 328,467,837
North American Tech-Multimedia Networking
Shares sold 300,000 $ 21,073,892 1,450,000 $ 106,155,183
Shares redeemed (1,000,000) (67,864,738) (750,000) (54,111,077)
(700,000) $ (46,790,846) 700,000 $ 52,044,106
Semiconductor
Shares sold 25,800,000 $ 9,899,375,994 22,350,000 $ 10,465,399,629
Shares redeemed (27,250,000) (10,443,083,276) (18,300,000) (8,404,591,175)
(1,450,000) $ (543,707,282) 4,050,000 $ 2,060,808,454

Report of Independent Registered Public Accounting Firm
2023
ISHARES ANNUAL REPORT TO SHAREHOLDERS
62
To the Board of Trustees of
iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2023, the related statements of operations for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2023 and each of the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 25, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Biotechnology ETF
iShares Expanded Tech Sector ETF
iShares Expanded Tech-Software Sector ETF
iShares North American Natural Resources ETF
iShares North American Tech-Multimedia Networking ETF
iShares Semiconductor ETF

Important Tax Information
(unaudited)
63
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Biotechnology ..................................................................................................... $ 48,768,056
Expanded Tech Sector ............................................................................................... 27,313,983
Expanded Tech-Software Sector ......................................................................................... 15,493,110
North American Natural Resources ....................................................................................... 33,101,449
North American Tech-Multimedia Networking ................................................................................ 802,607
Semiconductor .................................................................................................... 96,649,128
iShares ETF
Dividends-Received
Deduction
Biotechnology ....................................................................................................... 100.00%
Expanded Tech Sector ................................................................................................. 100.00
North American Natural Resource s ......................................................................................... 85.52
North American Tech-Multimedia Networking .................................................................................. 100.00
Semiconductor ...................................................................................................... 100.00

Statement Regarding Liquidity Risk Management Program
(unaudited)
2023
iShares Annual Report to Shareholders
64
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Biotechnology ETF, iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF,
iShares North American Natural Resources ETF, iShares North American Tech-Multimedia Networking ETF and iShares Semiconductor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
65
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
March 31, 2023
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (“AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). Rather, the Company is only required to comply with certain disclosure, reporting and transparency obligations of AIFMD because it has registered the iShares Biotechnology
ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
The Company is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Biotechnology
(a)
....................... $ 0.346105 $ — $ 0.008973 $ 0.355078 97% —% 3% 100%
Expanded Tech Sector
(a)
................. 1.267550 — 0.365287 1.632837 78 — 22 100
Semiconductor ....................... 4.564560 — — 4.564560 100 — — 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Supplemental Information
(unaudited) (continued)
2023
iShares Annual Report to Shareholders
66
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2022 was USD 4,121 million. This figure is comprised of fixed remuneration of USD 685 million and variable remuneration of USD 3,436 million. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2022, to its senior management was
USD 2,958 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 970 million.
These figures relate to the entire Company and not to the Fund.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Biotechnology ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Trustee and Officer Information
(unaudited)
67
Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust, and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 380 funds as of March 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles
Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of
BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since
2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since
2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since
2019).
Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s
ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth
Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc.
(2014-2015); Senior Partner, McKinsey & Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani (1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee,
Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and
President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee
(2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the
Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State
Investment Funds Committee (since 2022).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).

Trustee and Officer Information
(unaudited) (continued)
2023
iShares Annual Report to Shareholders
68
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton (1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).
John E.
Martinez (1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting,
Stanford University Graduate School of Business (2001-2017); Professor of Law (by
courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic
Affairs and Head of MBA Program, Stanford University Graduate School of Business
(2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since
2023).
Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-
2023).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock
Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of
PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO
Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts
Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park
(1967)
Chief Compliance
Officer (since
2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020- 2021); Head of Developed Markets
Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core
Portfolio Management (since 2020).
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Independent Trustees
(continued)

General Information
69
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2023
iShares Annual Report to Shareholders
70
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
S&P Standard & Poor's

iS-AR-313-0323
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or S&P Dow
Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the
iShares Funds. BlackRock is not affiliated with the companies listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2023
2023 Annual Report
iShares Trust
iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended March 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks declined, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, we believe that it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S.
dollar provides a supportive backdrop. We also see long-term opportunities in credit, where we believe that valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
15.62% (7.73)%
U.S. small cap equities
(Russell 2000
®
Index)
9.14 (11.61)
International equities
(MSCI Europe, Australasia,
Far East Index)
27.27 (1.38)
Emerging market equities
(MSCI Emerging Markets
Index)
14.04 (10.70)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
1.93 2.52
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.38 (6.90)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
4.89 (4.78)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.00 0.26
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
7.88 (3.35)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
2023
iShares Annual Report To Shareholders
4
iShares Trust
Domestic Market Overview
U.S. stocks declined for the 12 months ended March 31, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned -8.58%. Elevated inflation and rapid tightening of monetary policy dampened growth and weighed on equities. Higher interest rates drove bond yields higher and increased borrowing costs for businesses and consumers. Equities began to recover in the second half of the reporting period, as the broader economy remained resilient and the pace of inflation declined. In March 2023, two banks suddenly failed, representing the second and third largest bank failures in U.S. history by asset value. This drove concern among investors about the resiliency of the financial system in the face of rapidly rising interest rates. However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity, and equity prices recovered.
Inflation was a significant driver of the economic outlook. As the reporting period began, the consumer price index, a widely followed measure of inflation, stood at multi-
decade highs. Strong consumer spending and a tight labor market, along with continued supply chain disruptions in Asia, combined to drive prices higher. But the rate of inflation began to decline as the reporting period wore on, decelerating for nine consecutive months beginning in July 2022. Nonetheless, inflation remained elevated by historic standards, and higher prices negatively impacted both consumers and businesses.
The U.S. economy recovered from a decline in the first half of 2022 to post modest growth in the third and fourth quarters of 2022. Consumers continued to power the economy with growing spending, despite higher prices for many consumer goods and services. The strong labor market supported spending, as unemployment remained very low, at one point dropping to the lowest recorded level since 1969. Furthermore, the labor force participation rate—which measures the total proportion of employed persons of working age—rose, indicating that more people were being drawn into the labor force. Amid tightening labor supply, wages rose significantly, with the largest gains at the lower end of the wage spectrum.
To contain inflation, the U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates eight times over the course of the reporting period.
The pace of tightening accelerated as the Fed twice stepped up the increment of increase before reducing it again as inflation began to subside. The Fed also started to reduce the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. While the Fed indicated that more tightening could be needed to achieve its long-term inflation goal, it sounded a more cautious note about the potential for further interest rate increases near the end of the reporting period.
Despite economic headwinds, corporate profits remained robust, and many companies were able to sufficiently raise prices to preserve profit margins even in the face of rising labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022, and the yield curve (a graphical representation of U.S. Treasury rates at different maturities) inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

Fund Summary
as of March 31, 2023
5
Fund Summary
iShares
®
S&P Mid-Cap 400 Growth ETF
Investment Objective
The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth Index
TM
(“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6.51)% 6.58% 9.46% (6.51)% 37.52% 146.82%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6.37) 6.55 9.46 (6.37) 37.35 146.83
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6.41) 6.78 9.67 (6.41) 38.82 151.61
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,141.50 $ 0.91 $ 1,000.00 $ 1,024.08 $ 0.86 0.17%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
6
iShares
®
S&P Mid-Cap 400 Growth ETF
Portfolio Management Commentary
Growth-oriented mid-capitalization U.S. stocks declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. Mid-capitalization growth stocks, which derive a significant portion of their price from investors’ expectations of future growth, faced significant headwinds relative to other equities. Growth stocks are particularly sensitive to interest rates, which rose notably as the Fed sharply tightened monetary policy.
The healthcare sector detracted the most from the Index’s return, primarily due to weakness in the healthcare equipment and supplies industry. Companies faced challenges meeting demand for medical supplies and equipment amid a surge in elective medical procedures postponed earlier in the pandemic. High inflation raised input costs for device manufacturers, and supply chain disruptions continued to constrain the industry. Healthcare providers also declined amid staffing shortages and higher financing costs.
The financials sector detracted significantly from the Index’s performance amid tightening financial conditions. The banking industry faced significant challenges, as the potential impact of a slowing economy outweighed the benefits of being able to charge more for loans. Bank stocks were pressured late in the reporting period after the sudden failure of two regional banks.
The real estate sector also detracted, as higher interest rates and changing usage patterns weighed on the equity real estate investment trusts (“REITs”) industry. REITs typically take on substantial debt to finance the purchase of properties, and higher interest rates make financing more expensive for REITs.
On the upside, industrials stocks contributed to the Index’s return, as the capital goods industry benefited from government incentives that encouraged investments in additional industrial capacity. Increased demand for non-fatal weapons for use in policing supported the aerospace and defense industry, while the machinery industry benefited from increased efficiency and supply chain improvements.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 24.7%
Consumer Discretionary ............................ 13.0
Health Care .................................... 11.4
Financials ...................................... 11.1
Information Technology ............................. 9.7
Materials ...................................... 8.4
Energy ........................................ 6.9
Real Estate ..................................... 4.9
Consumer Staples ................................ 4.2
Utilities ........................................ 3.8
Communication Services ............................ 1.9
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Axon Enterprise, Inc. ............................... 1.4%
Reliance Steel & Aluminum Co. ........................ 1.4
Lattice Semiconductor Corp. .......................... 1.2
Builders FirstSource, Inc. ............................ 1.2
Hubbell, Inc. ..................................... 1.2
Deckers Outdoor Corp. .............................. 1.1
Carlisle Cos., Inc. ................................. 1.1
Toro Co. (The) .................................... 1.1
RPM International, Inc. .............................. 1.0
Watsco, Inc. ..................................... 1.0
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2023
7
Fund Summary
iShares
®
S&P Mid-Cap 400 Value ETF
Investment Objective
The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.14)% 7.96% 9.36% (4.14)% 46.65% 144.74%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.29) 7.95 9.36 (4.29) 46.57 144.63
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.02) 8.17 9.59 (4.02) 48.12 149.78
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,155.30 $ 0.97 $ 1,000.00 $ 1,024.03 $ 0.91 0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
8
iShares
®
S&P Mid-Cap 400 Value ETF
Portfolio Management Commentary
Value-oriented mid-capitalization U.S. stocks declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. Mid-capitalization growth stocks, which derive a significant portion of their price from investors’ expectations of future growth, faced significant headwinds relative to other equities. Growth stocks are particularly sensitive to interest rates, which rose notably as the Fed sharply tightened monetary policy.
The real estate sector detracted the most from the Index’s return, as higher interest rates and changing usage patterns weighed on equity real estate investment trusts
(“REITs”). REITs typically take on substantial debt in order to finance the purchase of the properties they manage, and higher interest rates make financing more expensive for REITs. Furthermore, higher interest rates also meant increased bond yields, making dividend yields from REITs comparatively less attractive to income-oriented investors, although many REITs raised dividends during the reporting period. An ongoing oversupply of office space due to the shift toward remote work and more stringent lending standards after the failure of two banks late in the reporting period negatively affected office REITs. In addition, analysts’ concerns about the solvency of several large tenants of medical facilities negatively impacted the healthcare REIT industry.
The financials sector also detracted significantly from the Index’s performance amid tightening financial conditions. The banking industry faced significant challenges as the potential impact of a slowing economy outweighed the benefits of being able to charge more for loans. Bank stocks were further pressured late in the reporting period after the sudden failure of two regional banks.
On the upside, the consumer staples sector contributed to the Index’s return. While high inflation raised costs for food distributors, their ability to pass cost increases on to customers supported industry profits.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 18.8%
Financials ...................................... 18.1
Consumer Discretionary ............................ 17.5
Information Technology ............................. 11.1
Real Estate ..................................... 10.5
Health Care .................................... 7.4
Materials ...................................... 5.4
Consumer Staples ................................ 4.5
Utilities ........................................ 3.9
Communication Services ............................ 2.2
Energy ........................................ 0.6
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Jabil, Inc. ....................................... 1.1%
Cleveland-Cliffs, Inc. ............................... 0.9
Regal Rexnord Corp. ............................... 0.9
Reinsurance Group of America, Inc. ..................... 0.8
Lear Corp. ...................................... 0.8
Ciena Corp. ..................................... 0.7
Alcoa Corp. ...................................... 0.7
Fortune Brands Innovations, Inc. ....................... 0.7
Unum Group ..................................... 0.7
Healthcare Realty Trust, Inc., Class A .................... 0.7
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2023
9
Fund Summary
iShares
®
S&P Small-Cap 600 Growth ETF
Investment Objective
The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the
Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (11.09)% 5.80% 9.91% (11.09)% 32.56% 157.23%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (11.10) 5.76 9.89 (11.10) 32.34 156.81
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (10.91) 6.05 10.12 (10.91) 34.16 162.22
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,091.50 $ 0.94 $ 1,000.00 $ 1,024.03 $ 0.91 0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
10
iShares
®
S&P Small-Cap 600 Growth ETF
Portfolio Management Commentary
Growth-oriented small-capitalization U.S. stocks declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. The financials sector detracted the most from the Index’s performance amid tightening financial conditions. The banking industry faced significant challenges, as the potential impact of a slowing economy outweighed the benefits of being able to charge more for loans. While bank profitability is typically supported by higher interest rates, persistently high inflation led to significant tightening from the Fed, and investors became concerned about the long-term effect of this tightening on loan growth and credit losses. Bank stocks were further pressured late in the reporting period after the sudden failure of two regional banks.
Stocks in the healthcare sector also detracted from the Index’s performance, primarily due to weakness in the healthcare providers industry amid labor market tightness and higher financing costs. Staffing shortages reduced capacity, as employee burnout restricted labor supply and an aging population increased demand for services. Higher interest rates and more challenging market conditions weighed on the biotechnology industry. Companies shut down less promising development projects and engaged in layoffs and other cost-cutting measures to conserve cash.
The real estate sector also detracted significantly, as higher interest rates and changing usage patterns weighed on equity real estate investment trusts (“REITs”). REITs typically take on substantial debt to finance the purchase of the properties they manage, and higher interest rates make financing more expensive for REITs.
On the upside, industrials stocks contributed to the Index’s return, as the capital goods industry benefited from government incentives that encouraged investments in additional industrial capacity. The consumer staples sector also contributed, driven by new product development and non-traditional advertising techniques among personal care products companies.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 19.1%
Information Technology ............................. 18.2
Financials ...................................... 14.8
Health Care .................................... 13.3
Consumer Discretionary ............................ 8.8
Consumer Staples ................................ 6.4
Materials ...................................... 6.4
Energy ........................................ 5.5
Real Estate ..................................... 3.3
Utilities ........................................ 2.6
Communication Services ............................ 1.6
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Rambus, Inc. .................................... 1.2%
SPS Commerce, Inc. ............................... 1.2
Applied Industrial Technologies, Inc. ..................... 1.2
Ensign Group, Inc. (The) ............................. 1.2
Comfort Systems USA, Inc. ........................... 1.1
Axcelis Technologies, Inc. ............................ 1.0
Onto Innovation, Inc. ............................... 0.9
Fabrinet ........................................ 0.9
Aerojet Rocketdyne Holdings, Inc. ...................... 0.9
Diodes, Inc. ..................................... 0.9
(a)
Excludes money market funds.

About Fund Performance
11
About Fund Performance / Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.
(a)
............... 452,250 $ 101,688,413
Curtiss-Wright Corp. ................. 256,364 45,186,719
Mercury Systems, Inc.
(a)(b)
............. 225,387 11,521,783
158,396,915
Automobile Components — 1.3%
Autoliv, Inc. ....................... 165,679 15,467,791
Fox Factory Holding Corp.
(a)(b)
.......... 282,884 34,333,631
Gentex Corp. ..................... 720,987 20,209,266
Visteon Corp.
(a)
.................... 188,297 29,530,619
99,541,307
Automobiles — 0.3%
Harley-Davidson, Inc. ................ 560,236 21,272,161
Banks — 3.5%
Bank of Hawaii Corp. ................ 136,203 7,093,452
Cathay General Bancorp .............. 248,836 8,589,819
Columbia Banking System, Inc. ......... 723,311 15,493,322
Commerce Bancshares, Inc. ........... 518,035 30,227,342
Cullen/Frost Bankers, Inc. ............. 288,580 30,399,017
East West Bancorp, Inc. .............. 481,552 26,726,136
First Financial Bankshares, Inc. ......... 459,912 14,671,193
First Horizon Corp. .................. 2,366,322 42,073,205
Fulton Financial Corp. ................ 548,994 7,587,097
Glacier Bancorp, Inc. ................ 399,603 16,787,322
Hancock Whitney Corp. .............. 281,411 10,243,361
International Bancshares Corp. ......... 215,695 9,236,060
SouthState Corp. ................... 288,286 20,543,260
United Bankshares, Inc. .............. 425,550 14,979,360
254,649,946
Beverages — 0.5%
(a)(b)
Boston Beer Co., Inc. (The), Class A, NVS .. 43,620 14,337,894
Celsius Holdings, Inc. ................ 270,122 25,105,139
39,443,033
Biotechnology — 3.0%
(a)
Arrowhead Pharmaceuticals, Inc. ........ 348,700 8,856,980
Exelixis, Inc. ...................... 2,169,168 42,103,551
Halozyme Therapeutics, Inc.
(b)
.......... 903,416 34,501,457
Neurocrine Biosciences, Inc. ........... 646,119 65,400,165
United Therapeutics Corp.
(b)
............ 304,884 68,281,821
219,143,974
Broadline Retail — 0.1%
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 190,228 11,021,810
Building Products — 4.6%
Advanced Drainage Systems, Inc.
(b)
...... 322,657 27,170,946
Builders FirstSource, Inc.
(a)
............ 984,523 87,405,952
Carlisle Cos., Inc. .................. 345,951 78,209,143
Lennox International, Inc. ............. 133,952 33,659,458
Owens Corning .................... 337,197 32,303,473
Simpson Manufacturing Co., Inc. ........ 285,047 31,252,553
Trex Co., Inc.
(a)(b)
................... 388,590 18,912,675
UFP Industries, Inc. ................. 412,515 32,782,567
341,696,767
Capital Markets — 2.2%
Affiliated Managers Group, Inc. ......... 166,234 23,675,046
Evercore, Inc., Class A ............... 119,224 13,756,065
Federated Hermes, Inc., Class B ........ 389,446 15,632,363
Interactive Brokers Group, Inc., Class A .... 384,913 31,778,417
Jefferies Financial Group, Inc. .......... 1,211,229 38,444,409
Security
Shares
Shares Value
Capital Markets (continued)
SEI Investments Co. ................. 682,531 $ 39,279,659
162,565,959
Chemicals — 3.8%
Ashland, Inc. ...................... 223,682 22,974,378
Axalta Coating Systems Ltd.
(a)(b)
......... 663,274 20,090,570
Cabot Corp. ...................... 376,336 28,842,391
Chemours Co. (The) ................. 564,713 16,907,507
Ingevity Corp.
(a)(b)
................... 234,636 16,781,167
NewMarket Corp. ................... 24,252 8,851,495
Olin Corp. ........................ 823,424 45,700,032
RPM International, Inc. ............... 863,538 75,335,055
Valvoline, Inc. ..................... 528,344 18,460,339
Westlake Corp. .................... 230,314 26,711,818
280,654,752
Commercial Services & Supplies — 1.4%
Brink's Co. (The) ................... 146,188 9,765,359
Clean Harbors, Inc.
(a)
................ 336,540 47,977,142
MSA Safety, Inc. ................... 135,390 18,074,565
Tetra Tech, Inc. .................... 203,196 29,851,524
105,668,590
Communications Equipment — 0.3%
Calix, Inc.
(a)
....................... 380,389 20,385,047
Construction & Engineering — 1.9%
AECOM ......................... 502,187 42,344,408
EMCOR Group, Inc. ................. 318,843 51,840,683
Valmont Industries, Inc. ............... 142,759 45,580,094
139,765,185
Construction Materials — 0.5%
Eagle Materials, Inc. ................. 241,383 35,422,955
Consumer Finance — 0.6%
FirstCash Holdings, Inc. .............. 250,547 23,894,667
SLM Corp. ....................... 1,608,225 19,925,908
43,820,575
Consumer Staples Distribution & Retail — 2.0%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 512,918 39,017,672
Casey's General Stores, Inc. ........... 249,281 53,959,365
Performance Food Group Co.
(a)
......... 469,464 28,327,458
Sprouts Farmers Market, Inc.
(a)(b)
........ 383,316 13,427,560
US Foods Holding Corp.
(a)
............. 384,327 14,197,039
148,929,094
Containers & Packaging — 1.0%
AptarGroup, Inc. ................... 205,001 24,229,068
Silgan Holdings, Inc. ................. 559,755 30,042,051
Sonoco Products Co. ................ 332,273 20,268,653
74,539,772
Diversified Consumer Services — 1.8%
Grand Canyon Education, Inc.
(a)
......... 204,919 23,340,274
H&R Block, Inc.
(b)
................... 1,019,382 35,933,215
Service Corp. International ............ 1,028,874 70,765,954
130,039,443
Diversified Telecommunication Services — 0.7%
Iridium Communications, Inc. ........... 840,636 52,060,588
Electric Utilities — 1.2%
IDACORP, Inc. .................... 179,422 19,436,785
OGE Energy Corp. .................. 1,339,623 50,450,202
PNM Resources, Inc. ................ 355,470 17,304,280
87,191,267

Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 2.2%
Acuity Brands, Inc.
(b)
................. 107,075 $ 19,565,815
Hubbell, Inc. ...................... 358,560 87,241,233
nVent Electric plc ................... 1,114,764 47,867,966
SunPower Corp.
(a)(b)
................. 316,900 4,385,896
Vicor Corp.
(a)(b)
..................... 64,902 3,046,500
162,107,410
Electronic Equipment, Instruments & Components — 2.0%
Belden, Inc.
(b)
..................... 286,012 24,817,261
Cognex Corp.
(b)
.................... 601,763 29,817,357
Littelfuse, Inc. ..................... 102,680 27,527,481
National Instruments Corp. ............ 506,548 26,548,181
Novanta, Inc.
(a)(b)
................... 238,468 37,937,874
146,648,154
Energy Equipment & Services — 1.5%
ChampionX Corp.
(b)
................. 1,329,619 36,072,563
NOV, Inc. ........................ 2,628,418 48,652,017
Valaris Ltd.
(a)(b)
..................... 402,930 26,214,626
110,939,206
Entertainment — 0.4%
World Wrestling Entertainment, Inc., Class A
(b)
290,423 26,504,003
Financial Services — 1.0%
(a)
Euronet Worldwide, Inc.
(b)
............. 154,197 17,254,644
WEX, Inc. ........................ 291,259 53,559,618
70,814,262
Food Products — 1.5%
Darling Ingredients, Inc.
(a)(b)
............ 1,072,125 62,612,100
Flowers Foods, Inc. ................. 811,342 22,238,884
Lancaster Colony Corp. .............. 132,792 26,940,841
111,791,825
Gas Utilities — 1.2%
National Fuel Gas Co. ............... 430,257 24,843,039
New Jersey Resources Corp. ........... 421,984 22,449,549
ONE Gas, Inc. ..................... 361,731 28,659,947
Spire, Inc. ........................ 172,541 12,102,026
88,054,561
Ground Transportation — 1.8%
Avis Budget Group, Inc.
(a)(b)
............ 166,491 32,432,447
Knight-Swift Transportation Holdings, Inc. .. 538,119 30,446,773
Landstar System, Inc. ................ 240,443 43,101,812
Saia, Inc.
(a)(b)
...................... 100,781 27,420,494
133,401,526
Health Care Equipment & Supplies — 3.8%
(a)
Globus Medical, Inc., Class A
(b)
......... 521,035 29,511,422
Haemonetics Corp.
(b)
................ 337,469 27,925,560
Inari Medical, Inc.
(b)
................. 323,391 19,966,160
Lantheus Holdings, Inc.
(b)
............. 460,787 38,042,575
Masimo Corp.
(b)
.................... 203,981 37,642,654
Penumbra, Inc.
(b)
................... 160,136 44,628,302
QuidelOrtho Corp.
(b)
................. 196,506 17,506,720
Shockwave Medical, Inc. .............. 241,809 52,431,445
STAAR Surgical Co.
(b)
................ 218,762 13,989,830
281,644,668
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.
(a)(b)
.......... 352,559 25,472,388
Chemed Corp. ..................... 67,565 36,333,079
Encompass Health Corp. ............. 307,114 16,614,867
HealthEquity, Inc.
(a)(b)
................ 565,511 33,201,151
Option Care Health, Inc.
(a)
............. 1,120,176 35,587,991
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Progyny, Inc.
(a)(b)
................... 185,609 $ 5,961,761
153,171,237
Health Care REITs — 0.3%
Omega Healthcare Investors, Inc. ........ 767,279 21,031,117
Hotels, Restaurants & Leisure — 3.8%
Aramark ......................... 713,644 25,548,455
Boyd Gaming Corp. ................. 312,710 20,050,965
Choice Hotels International, Inc.
(b)
........ 109,709 12,856,798
Churchill Downs, Inc.
(b)
............... 220,215 56,606,266
Hilton Grand Vacations, Inc.
(a)
.......... 271,648 12,069,321
Light & Wonder, Inc., Class A
(a)
.......... 287,807 17,282,810
Papa John's International, Inc.
(b)
......... 96,741 7,248,803
Texas Roadhouse, Inc. ............... 447,764 48,385,378
Wendy's Co. (The) .................. 1,138,657 24,799,949
Wingstop, Inc.
(b)
.................... 200,269 36,765,383
Wyndham Hotels & Resorts, Inc. ........ 307,948 20,894,272
282,508,400
Household Durables — 0.9%
Tempur Sealy International, Inc. ......... 1,140,375 45,033,409
TopBuild Corp.
(a)
................... 113,586 23,641,790
68,675,199
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.
(b)
............ 206,787 17,529,334
Industrial REITs — 1.3%
EastGroup Properties, Inc. ............ 160,320 26,504,103
First Industrial Realty Trust, Inc. ......... 450,247 23,953,140
Rexford Industrial Realty, Inc. .......... 721,488 43,036,759
93,494,002
Insurance — 3.0%
American Financial Group, Inc. ......... 208,631 25,348,666
Hanover Insurance Group, Inc. (The) ..... 140,318 18,030,863
Kinsale Capital Group, Inc.
(b)
........... 145,189 43,578,478
Primerica, Inc.
(b)
.................... 170,529 29,371,915
RenaissanceRe Holdings Ltd. .......... 163,939 32,843,539
RLI Corp.
(b)
....................... 270,925 36,008,642
Selective Insurance Group, Inc. ......... 403,932 38,506,838
223,688,941
Leisure Products — 0.8%
Brunswick Corp. ................... 286,023 23,453,886
Polaris, Inc.
(b)
..................... 189,292 20,941,374
YETI Holdings, Inc.
(a)(b)
............... 318,179 12,727,160
57,122,420
Life Sciences Tools & Services — 1.6%
Bruker Corp.
(b)
..................... 395,204 31,157,883
Medpace Holdings, Inc.
(a)
............. 168,581 31,701,657
Repligen Corp.
(a)(b)
.................. 345,432 58,156,932
121,016,472
Machinery — 5.1%
AGCO Corp. ...................... 215,113 29,083,278
Chart Industries, Inc.
(a)(b)
.............. 127,854 16,032,892
Crane Holdings Co. ................. 159,712 18,127,312
Donaldson Co., Inc. ................. 521,234 34,057,429
Graco, Inc. ....................... 732,927 53,511,000
ITT, Inc. ......................... 255,036 22,009,607
Lincoln Electric Holdings, Inc. .......... 386,234 65,312,169
Middleby Corp. (The)
(a)
............... 172,815 25,336,407
Timken Co. (The) ................... 217,044 17,736,836
Toro Co. (The) ..................... 700,236 77,838,234

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Watts Water Technologies, Inc., Class A .... 94,832 $ 15,962,122
375,007,286
Media — 0.9%
New York Times Co. (The), Class A ....... 550,013 21,384,506
Nexstar Media Group, Inc. ............. 252,370 43,574,204
64,958,710
Metals & Mining — 2.8%
Commercial Metals Co. ............... 438,238 21,429,838
MP Materials Corp., Class A
(a)(b)
......... 616,633 17,382,884
Reliance Steel & Aluminum Co. ......... 392,609 100,798,435
Royal Gold, Inc. .................... 439,166 56,964,222
Worthington Industries, Inc. ............ 99,048 6,403,453
202,978,832
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Annaly Capital Management, Inc. ........ 3,132,749 59,866,833
Multi-Utilities — 0.2%
Black Hills Corp. ................... 225,816 14,248,990
Office REITs — 0.1%
Corporate Office Properties Trust ........ 391,520 9,282,939
Oil, Gas & Consumable Fuels — 5.4%
Antero Midstream Corp. .............. 2,239,464 23,491,977
Antero Resources Corp.
(a)(b)
............ 1,848,136 42,673,460
Chord Energy Corp. ................. 211,262 28,435,865
CNX Resources Corp.
(a)(b)
............. 1,136,547 18,207,483
DT Midstream, Inc. .................. 646,448 31,915,138
Equitrans Midstream Corp. ............ 1,329,957 7,687,152
HF Sinclair Corp. ................... 395,382 19,128,581
Matador Resources Co. .............. 751,388 35,803,638
Murphy Oil Corp. ................... 978,068 36,168,955
PBF Energy, Inc., Class A ............. 764,870 33,164,763
PDC Energy, Inc. ................... 616,824 39,587,764
Range Resources Corp. .............. 1,617,321 42,810,487
Southwestern Energy Co.
(a)
............ 7,373,505 36,867,525
395,942,788
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ............... 480,322 26,038,256
Personal Care Products — 0.2%
BellRing Brands, Inc.
(a)
............... 367,111 12,481,774
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc
(a)
............ 421,207 61,635,220
Professional Services — 4.1%
CACI International, Inc., Class A
(a)(b)
...... 100,529 29,784,732
Concentrix Corp. ................... 285,785 34,737,167
ExlService Holdings, Inc.
(a)
............ 221,315 35,815,407
Exponent, Inc. ..................... 233,593 23,286,886
FTI Consulting, Inc.
(a)(b)
............... 230,371 45,463,717
Genpact Ltd. ...................... 640,924 29,623,507
Insperity, Inc. ...................... 237,726 28,895,595
KBR, Inc. ........................ 918,034 50,537,772
Science Applications International Corp. ... 244,559 26,280,310
304,425,093
Retail REITs — 1.1%
Agree Realty Corp. ................. 408,880 28,053,257
Brixmor Property Group, Inc. ........... 981,884 21,130,143
National Retail Properties, Inc. .......... 642,592 28,370,437
77,553,837
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 3.9%
Allegro MicroSystems, Inc.
(a)(b)
.......... 169,811 $ 8,149,230
Amkor Technology, Inc. ............... 670,832 17,455,048
Cirrus Logic, Inc.
(a)(b)
................. 369,881 40,457,584
Lattice Semiconductor Corp.
(a)
.......... 916,846 87,558,793
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 345,000 24,439,800
Power Integrations, Inc. .............. 380,762 32,227,696
Silicon Laboratories, Inc.
(a)(b)
............ 112,964 19,778,867
SiTime Corp.
(a)(b)
................... 58,035 8,254,318
Universal Display Corp. .............. 183,150 28,412,059
Wolfspeed, Inc.
(a)(b)
.................. 374,984 24,355,211
291,088,606
Software — 3.1%
(a)
Blackbaud, Inc. .................... 137,165 9,505,534
CommVault Systems, Inc. ............. 200,012 11,348,681
Dynatrace, Inc. .................... 1,450,274 61,346,590
Envestnet, Inc.
(b)
................... 174,424 10,233,456
Manhattan Associates, Inc.
(b)
........... 242,659 37,575,746
Paylocity Holding Corp. ............... 276,142 54,891,507
Qualys, Inc.
(b)
..................... 231,291 30,072,456
Teradata Corp. .................... 314,056 12,650,176
227,624,146
Specialized REITs — 2.2%
CubeSmart ....................... 810,262 37,450,310
Lamar Advertising Co., Class A ......... 326,497 32,613,785
Life Storage, Inc. ................... 346,997 45,487,837
National Storage Affiliates Trust ......... 266,287 11,125,471
PotlatchDeltic Corp. ................. 307,364 15,214,518
Rayonier, Inc. ..................... 541,106 17,997,185
159,889,106
Specialty Retail — 2.1%
AutoNation, Inc.
(a)(b)
................. 104,981 14,105,247
Dick's Sporting Goods, Inc. ............ 199,913 28,365,656
Five Below, Inc.
(a)(b)
.................. 256,281 52,786,198
Murphy USA, Inc. .................. 133,925 34,559,346
Williams-Sonoma, Inc.
(b)
.............. 213,497 25,974,045
155,790,492
Technology Hardware, Storage & Peripherals — 0.4%
Super Micro Computer, Inc.
(a)(b)
.......... 249,427 26,576,447
Textiles, Apparel & Luxury Goods — 1.8%
(a)
Crocs, Inc.
(b)
...................... 413,151 52,238,813
Deckers Outdoor Corp. ............... 176,326 79,267,353
131,506,166
Trading Companies & Distributors — 1.3%
GATX Corp. ...................... 122,756 13,505,615
MSC Industrial Direct Co., Inc., Class A .... 158,426 13,307,784
Watsco, Inc.
(b)
..................... 222,511 70,794,100
97,607,499
Water Utilities — 0.9%
Essential Utilities, Inc. ................ 1,596,665 69,694,427
Total Long-Term Investments — 99.8%
(Cost: $6,353,744,896) ........................... 7,360,549,324

Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(e)
............ 464,330,432 $ 464,469,730
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 8,491,759 8,491,759
Total Short-Term Securities — 6.4%
(Cost: $472,690,493) ............................. 472,961,489
Total Investments — 106.2%
(Cost: $6,826,435,389 ) ........................... 7,833,510,813
Liabilities in Excess of Other Assets — (6.2)% ............ (457,758,802)
Net Assets — 100.0% ..............................
$ 7,375,752,011
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 349,751,835 $ 114,419,140
(a)
$ — $ 64,605 $ 234,150 $ 464,469,730 464,330,432 $ 5,239,588
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 8,035,000 456,759
(a)
— — — 8,491,759 8,491,759 278,731 6
$ 64,605 $ 234,150 $ 472,961,489 $ 5,518,319 $ 6
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 48 06/16/23 $ 12,143 $ 295,000

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF
16
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 198,494 $ 20,973
(c)
$ 219,895 0.0%
(d)
Monthly HSBC Bank plc
(e)
02/10/28 490,801 2,761
(f)
493,788 0.0
(d)
Monthly
JPMorgan Chase
Bank NA
(g)
05/10/23 70,774 (3,105)
(h)
67,690 0.0
(d)
$ 20,629 $ 781,373
(b) (e) (g)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $(428) of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $(226) of net dividends and financing fees.
(h)
Amount includes $(21) of net dividends and financing fees.
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Software
Envestnet, Inc. ........... 3,748 $ 219,895 100.0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 219,895
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Software
Envestnet, Inc. ........... 3,089 181,232 36.7
Banks
United Bankshares, Inc. ..... 3,443 121,194 24.5
Insurance
American Financial Group, Inc. 1,575 191,362 38.8
Total Reference Entity — Long ............ 493,788
Net Value of Reference Entity — HSBC Bank plc $ 493,788
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date May 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
United Bankshares, Inc. ..... 1,923 $ 67,690 100.0%
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 67,690

Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
17
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 23,734 $ (3,105)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 295,000 $ — $ — $ — $ 295,000
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 23,734 — — — 23,734
$ — $ — $ 318,734 $ — $ — $ — $ 318,734
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 3,105 — — — 3,105
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (1,380,345) $ — $ — $ — $ (1,380,345)
Swaps .............................. — — (128,532) — — — (128,532)
$ — $ — $ (1,508,877) $ — $ — $ — $ (1,508,877)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (145,682) $ — $ — $ — $ (145,682)
Swaps .............................. — — 3,763 — — — 3,763
$ — $ — $ (141,919) $ — $ — $ — $ (141,919)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 11,065,570
Total return swaps
Average notional value ............................................................................................... $ 573,755
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 213,600 $ —
Swaps — OTC
(a)
.................................................................................... 23,734 3,105
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 237,334 $ 3,105
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(213,600) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 23,734 $ 3,105

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF
18
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Received
Cash Collateral
Received
Net Amount of
Derivative Assets
(b)
Goldman Sachs Bank USA .......................... $ 20,973 $ — $ — $ — $ 20,973
HSBC Bank plc .................................. 2,761 — — — 2,761
$ 23,734 $ — $ — $ — $ 23,734
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Pledged
Cash Collateral
Pledged
Net Amount of
Derivative Liabilities
(c)
JPMorgan Chase Bank NA .......................... $ 3,105 $ — $ — $ — $  3,105
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,360,549,324 $ — $ — $ 7,360,549,324
Short-Term Securities
Money Market Funds ...................................... 472,961,489 — — 472,961,489
$ 7,833,510,813 $ — $ — $ 7,833,510,813
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 295,000 $ 23,734 $ — $ 318,734
Liabilities
Equity contracts ........................................... — (3,105) — (3,105)
$ 295,000 $ 20,629 $ — $ 315,629
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
Hexcel Corp. ...................... 601,513 $ 41,053,262
Mercury Systems, Inc.
(a)(b)
............. 174,756 8,933,527
Woodward, Inc. .................... 426,261 41,505,034
91,491,823
Air Freight & Logistics — 0.6%
GXO Logistics, Inc.
(a)(b)
............... 846,691 42,724,028
Automobile Components — 2.5%
Adient plc
(a)(b)
...................... 679,541 27,833,999
Autoliv , Inc. ....................... 376,581 35,157,602
Dana, Inc. ........................ 908,335 13,670,442
Gentex Corp. ..................... 905,116 25,370,402
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 2,015,153 22,206,986
Lear Corp. ....................... 421,812 58,838,556
183,077,987
Automobiles — 0.6%
Harley-Davidson, Inc. ................ 350,547 13,310,270
Thor Industries, Inc. ................. 382,214 30,439,523
43,749,793
Banks — 8.8%
Associated Banc-Corp. ............... 1,071,185 19,259,906
Bank of Hawaii Corp. ................ 139,771 7,279,274
Bank OZK ....................... 784,706 26,836,945
Cadence Bank .................... 1,198,485 24,880,549
Cathay General Bancorp .............. 255,324 8,813,784
Columbia Banking System, Inc. ......... 711,162 15,233,090
Commerce Bancshares, Inc. ........... 259,315 15,131,030
Cullen/Frost Bankers, Inc.
(a)
............ 151,310 15,938,995
East West Bancorp, Inc. .............. 492,023 27,307,277
First Financial Bankshares , Inc. ......... 434,608 13,863,995
First Horizon Corp. .................. 1,299,790 23,110,266
FNB Corp. ....................... 2,568,053 29,789,415
Fulton Financial Corp. ................ 612,414 8,463,561
Glacier Bancorp, Inc. ................ 363,034 15,251,058
Hancock Whitney Corp. .............. 311,005 11,320,582
Home BancShares , Inc. .............. 1,347,852 29,261,867
International Bancshares Corp. ......... 147,417 6,312,396
New York Community Bancorp, Inc. ...... 4,861,098 43,944,326
Old National Bancorp ................ 2,086,697 30,090,171
PacWest Bancorp
(a)
................. 836,910 8,143,134
Pinnacle Financial Partners, Inc. ......... 545,003 30,062,366
Prosperity Bancshares, Inc. ............ 651,709 40,093,138
SouthState Corp. ................... 231,886 16,524,196
Synovus Financial Corp. .............. 1,038,837 32,027,345
Texas Capital Bancshares, Inc.
(a)(b)
....... 343,583 16,821,824
UMB Financial Corp. ................ 309,813 17,882,406
United Bankshares , Inc. .............. 500,150 17,605,280
Valley National Bancorp .............. 2,994,228 27,666,667
Webster Financial Corp. .............. 1,241,499 48,939,891
Wintrust Financial Corp. .............. 433,906 31,653,443
659,508,177
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
20,937 6,881,992
Coca-Cola Consolidated, Inc. ........... 32,925 17,617,509
24,499,501
Biotechnology — 0.1%
Arrowhead Pharmaceuticals, Inc.
(a)(b)
...... 403,238 10,242,245
Broadline Retail — 1.0%
Kohl's Corp. ...................... 787,109 18,528,546
Macy's, Inc. ...................... 1,935,667 33,854,816
Security
Shares
Shares Value
Broadline Retail (continued)
Nordstrom, Inc. .................... 797,885 $ 12,981,589
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 211,268 12,240,868
77,605,819
Building Products — 1.8%
Advanced Drainage Systems, Inc.
(a)
...... 103,006 8,674,135
Fortune Brands Innovations, Inc. ........ 914,894 53,731,725
Lennox International, Inc. ............. 87,384 21,957,852
Owens Corning .................... 307,060 29,416,348
Trex Co., Inc.
(a)(b)
................... 367,444 17,883,499
131,663,559
Capital Markets — 1.8%
Affiliated Managers Group, Inc. ......... 91,179 12,985,713
Evercore , Inc., Class A ............... 127,275 14,684,989
Federated Hermes, Inc., Class B ........ 187,648 7,532,191
Interactive Brokers Group, Inc., Class A
(a)
... 322,468 26,622,958
Janus Henderson Group plc ........... 944,143 25,151,970
Stifel Financial Corp. ................ 751,759 44,421,439
131,399,260
Chemicals — 2.0%
Ashland, Inc. ...................... 117,231 12,040,796
Avient Corp. ...................... 610,846 25,142,421
Axalta Coating Systems Ltd.
(a)(b)
......... 866,875 26,257,644
Chemours Co. (The) ................. 454,252 13,600,305
NewMarket Corp. ................... 22,055 8,049,634
Scotts Miracle- Gro Co. (The) ........... 291,011 20,295,107
Sensient Technologies Corp. ........... 300,466 23,003,677
Valvoline, Inc. ..................... 661,445 23,110,888
151,500,472
Commercial Services & Supplies — 1.1%
Brink's Co. (The) ................... 175,121 11,698,083
MSA Safety, Inc. ................... 118,126 15,769,821
Ritchie Bros Auctioneers, Inc. .......... 4 225
Stericycle, Inc.
(b)
................... 656,737 28,640,301
Tetra Tech, Inc. .................... 163,054 23,954,263
80,062,693
Communications Equipment — 1.1%
(b)
Ciena Corp. ...................... 1,058,758 55,605,970
Lumentum Holdings, Inc.
(a)
............ 489,403 26,432,656
82,038,626
Construction & Engineering — 2.1%
AECOM ......................... 456,229 38,469,229
Fluor Corp.
(a)(b)
..................... 1,014,719 31,364,964
MasTec , Inc.
(a)(b)
.................... 422,889 39,937,637
MDU Resources Group, Inc. ........... 1,451,124 44,230,260
154,002,090
Consumer Finance — 0.2%
Navient Corp. ..................... 721,485 11,536,545
Consumer Staples Distribution & Retail — 1.8%
(b)
BJ's Wholesale Club Holdings, Inc. ....... 411,823 31,327,376
Grocery Outlet Holding Corp.
(a)
.......... 630,662 17,822,508
Performance Food Group Co.
(a)
......... 613,042 36,990,954
Sprouts Farmers Market, Inc.
(a)
.......... 346,446 12,136,004
US Foods Holding Corp.
(a)
............. 1,051,748 38,851,571
137,128,413
Containers & Packaging — 0.8%
AptarGroup, Inc. ................... 246,498 29,133,599
Greif, Inc., Class A, NVS .............. 182,139 11,542,148

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Sonoco Products Co. ................ 340,402 $ 20,764,522
61,440,269
Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B .......... 27,341 16,290,861
Diversified Telecommunication Services — 0.5%
Frontier Communications Parent, Inc.
(a)(b)
... 1,591,786 36,244,967
Electric Utilities — 1.6%
ALLETE, Inc. ..................... 407,235 26,213,717
Hawaiian Electric Industries, Inc. ........ 781,802 30,021,197
IDACORP, Inc. .................... 169,977 18,413,609
PNM Resources, Inc. ................ 232,047 11,296,048
Portland General Electric Co. ........... 637,515 31,168,108
117,112,679
Electrical Equipment — 2.0%
Acuity Brands, Inc.
(a)
................. 114,166 20,861,553
EnerSys ......................... 291,893 25,359,664
Regal Rexnord Corp. ................ 471,897 66,410,065
SunPower Corp.
(a)(b)
................. 270,207 3,739,665
Sunrun , Inc.
(a)(b)
.................... 1,522,102 30,670,355
Vicor Corp.
(a)(b)
..................... 90,516 4,248,821
151,290,123
Electronic Equipment, Instruments & Components — 5.1%
Arrow Electronics, Inc.
(b)
.............. 415,832 51,924,942
Avnet, Inc. ....................... 651,002 29,425,290
Cognex Corp.
(a)
.................... 592,877 29,377,055
Coherent Corp.
(a)(b)
.................. 991,990 37,774,979
IPG Photonics Corp.
(a)(b)
.............. 229,049 28,244,032
Jabil, Inc.
(a)
....................... 950,735 83,816,798
Littelfuse , Inc. ..................... 67,021 17,967,660
National Instruments Corp. ............ 390,684 20,475,749
TD SYNNEX Corp. .................. 298,947 28,935,080
Vishay Intertechnology , Inc. ............ 923,065 20,879,730
Vontier Corp.
(a)
.................... 1,125,573 30,773,166
379,594,481
Financial Services — 2.0%
Essent Group Ltd. .................. 768,984 30,797,809
Euronet Worldwide, Inc.
(a)(b)
............ 171,182 19,155,266
MGIC Investment Corp. .............. 2,102,004 28,208,894
Voya Financial, Inc. ................. 692,086 49,456,465
Western Union Co. (The) ............. 2,096,574 23,376,800
150,995,234
Food Products — 1.4%
Flowers Foods, Inc. ................. 506,295 13,877,546
Ingredion, Inc. ..................... 468,735 47,684,411
Pilgrim's Pride Corp.
(b)
............... 321,682 7,456,589
Post Holdings, Inc.
(a)(b)
................ 382,788 34,401,158
103,419,704
Gas Utilities — 1.6%
National Fuel Gas Co. ............... 197,168 11,384,480
New Jersey Resources Corp.
(a)
......... 241,588 12,852,482
Southwest Gas Holdings, Inc. .......... 464,080 28,981,796
Spire, Inc. ........................ 190,826 13,384,536
UGI Corp. ........................ 1,495,090 51,969,328
118,572,622
Ground Transportation — 2.0%
Hertz Global Holdings, Inc.
(a)(b)
.......... 1,148,447 18,708,201
Knight-Swift Transportation Holdings, Inc. .. 573,741 32,462,266
Ryder System, Inc.
(a)
................ 358,836 32,022,525
Saia, Inc.
(a)(b)
...................... 81,335 22,129,627
Security
Shares
Shares Value
Ground Transportation (continued)
Werner Enterprises, Inc. .............. 418,886 $ 19,055,124
XPO, Inc.
(a)(b)
...................... 821,637 26,210,220
150,587,963
Health Care Equipment & Supplies — 3.4%
(b)
Enovis Corp.
(a)
..................... 340,866 18,232,922
Envista Holdings Corp.
(a)
.............. 1,164,523 47,605,700
ICU Medical, Inc.
(a)
.................. 143,961 23,747,807
Integra LifeSciences Holdings Corp.
(a)
..... 518,962 29,793,609
LivaNova plc ...................... 381,305 16,617,272
Masimo Corp.
(a)
.................... 127,473 23,523,868
Neogen Corp.
(a)
.................... 1,543,863 28,592,343
Omnicell , Inc.
(a)
.................... 318,096 18,662,692
Penumbra, Inc.
(a)
................... 100,377 27,974,066
QuidelOrtho Corp. .................. 171,504 15,279,291
STAAR Surgical Co. ................. 110,453 7,063,469
257,093,039
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.
(b)
........... 272,221 19,667,968
Amedisys , Inc.
(a)(b)
.................. 231,482 17,025,501
Chemed Corp. ..................... 33,903 18,231,338
Encompass Health Corp. ............. 383,892 20,768,557
Patterson Cos., Inc. ................. 615,461 16,475,891
Progyny , Inc.
(a)(b)
................... 337,192 10,830,607
R1 RCM, Inc.
(a)(b)
................... 978,930 14,683,950
Tenet Healthcare Corp.
(b)
.............. 771,586 45,847,640
163,531,452
Health Care REITs — 2.1%
Healthcare Realty Trust, Inc., Class A ..... 2,715,121 52,483,289
Medical Properties Trust, Inc.
(a)
.......... 4,276,748 35,154,869
Omega Healthcare Investors, Inc.
(a)
....... 851,117 23,329,117
Physicians Realty Trust ............... 1,626,173 24,278,763
Sabra Health Care REIT, Inc. ........... 1,652,071 18,998,816
154,244,854
Hotel & Resort REITs — 0.3%
Park Hotels & Resorts, Inc. ............ 1,601,824 19,798,545
Hotels, Restaurants & Leisure — 2.9%
Aramark ......................... 1,097,086 39,275,679
Boyd Gaming Corp. ................. 231,699 14,856,540
Choice Hotels International, Inc.
(a)
........ 81,385 9,537,508
Hilton Grand Vacations, Inc.
(a)(b)
......... 276,881 12,301,823
Light & Wonder, Inc., Class A
(a)(b)
........ 360,372 21,640,339
Marriott Vacations Worldwide Corp. ....... 273,554 36,891,492
Papa John's International, Inc.
(a)
......... 125,722 9,420,349
Penn Entertainment, Inc.
(a)(b)
........... 1,107,620 32,852,009
Travel + Leisure Co. ................. 580,993 22,774,926
Wyndham Hotels & Resorts, Inc. ........ 302,034 20,493,007
220,043,672
Household Durables — 2.2%
Helen of Troy Ltd.
(a)(b)
................ 170,922 16,266,647
KB Home ........................ 581,524 23,365,634
Leggett & Platt, Inc.
(a)
................ 947,017 30,190,902
Taylor Morrison Home Corp.
(b)
.......... 773,864 29,608,037
Toll Brothers, Inc. ................... 733,813 44,050,794
TopBuild Corp.
(a)(b)
.................. 107,053 22,282,011
165,764,025
Household Products — 0.2%
Energizer Holdings, Inc. .............. 473,238 16,421,359
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.
(a)
............ 153,290 12,994,393

Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs — 1.1%
EastGroup Properties, Inc. ............ 139,700 $ 23,095,204
First Industrial Realty Trust, Inc. ......... 462,676 24,614,363
Rexford Industrial Realty, Inc. .......... 580,612 34,633,506
82,343,073
Insurance — 4.8%
American Financial Group, Inc.
(a)
........ 274,880 33,397,920
Brighthouse Financial, Inc.
(b)
........... 486,425 21,456,207
CNO Financial Group, Inc. ............. 814,601 18,075,996
First American Financial Corp. .......... 740,214 41,200,311
Hanover Insurance Group, Inc. (The) ..... 103,937 13,355,904
Kemper Corp. ..................... 455,663 24,906,540
Old Republic International Corp. ......... 1,968,120 49,143,956
Primerica, Inc. ..................... 81,473 14,032,910
Reinsurance Group of America, Inc. ...... 475,642 63,146,232
RenaissanceRe Holdings Ltd. .......... 137,049 27,456,397
Unum Group ...................... 1,334,108 52,777,312
358,949,685
Interactive Media & Services — 0.6%
(b)
TripAdvisor, Inc. .................... 746,479 14,825,073
Ziff Davis, Inc.
(a)
.................... 337,163 26,315,572
41,140,645
IT Services — 0.3%
Kyndryl Holdings, Inc.
(b)
............... 1,458,706 21,530,501
Leisure Products — 1.6%
Brunswick Corp. ................... 211,785 17,366,370
Mattel, Inc.
(a)(b)
..................... 2,528,980 46,558,522
Polaris, Inc.
(a)
..................... 186,307 20,611,143
Topgolf Callaway Brands Corp.
(a)(b)
....... 987,669 21,353,404
YETI Holdings, Inc.
(a)(b)
............... 276,055 11,042,200
116,931,639
Life Sciences Tools & Services — 1.1%
Azenta , Inc.
(b)
..................... 494,019 22,043,128
Bruker Corp. ...................... 292,141 23,032,396
Sotera Health Co.
(a)(b)
................ 702,920 12,589,297
Syneos Health, Inc., Class A
(b)
.......... 733,108 26,113,307
83,778,128
Machinery — 4.4%
AGCO Corp.
(a)
..................... 211,728 28,625,626
Chart Industries, Inc.
(a)(b)
.............. 166,755 20,911,077
Crane Holdings Co. ................. 169,991 19,293,978
Donaldson Co., Inc. ................. 312,091 20,392,026
Esab Corp. ....................... 369,326 21,816,087
Flowserve Corp. ................... 933,322 31,732,948
Graco , Inc. ....................... 421,246 30,755,170
ITT, Inc.
(a)
........................ 318,153 27,456,604
Middleby Corp. (The)
(b)
............... 199,621 29,266,435
Oshkosh Corp. .................... 466,796 38,828,091
Terex Corp. ....................... 480,883 23,265,119
Timken Co. (The) ................... 240,515 19,654,886
Watts Water Technologies, Inc., Class A .... 93,408 15,722,435
327,720,482
Marine Transportation — 0.4%
Kirby Corp.
(b)
...................... 426,710 29,741,687
Media — 1.1%
Cable One, Inc.
(a)
................... 34,347 24,111,594
John Wiley & Sons, Inc., Class A ........ 304,559 11,807,752
New York Times Co. (The), Class A ....... 588,362 22,875,515
TEGNA, Inc. ...................... 1,589,483 26,878,158
85,673,019
Security
Shares
Shares Value
Metals & Mining — 2.5%
Alcoa Corp. ....................... 1,262,542 $ 53,733,788
Cleveland-Cliffs, Inc.
(a)(b)
.............. 3,675,975 67,380,622
Commercial Metals Co. ............... 367,138 17,953,048
United States Steel Corp. ............. 1,617,162 42,207,928
Worthington Industries, Inc. ............ 110,733 7,158,888
188,434,274
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc. ........... 2,019,550 35,725,840
Multi-Utilities — 0.5%
Black Hills Corp. ................... 222,474 14,038,109
NorthWestern Corp. ................. 411,631 23,816,970
37,855,079
Office REITs — 1.4%
Corporate Office Properties Trust ........ 386,384 9,161,165
Cousins Properties, Inc. .............. 1,079,539 23,080,544
Douglas Emmett, Inc. ................ 1,252,349 15,441,463
Highwoods Properties, Inc. ............ 749,544 17,381,925
Kilroy Realty Corp. .................. 750,734 24,323,782
Vornado Realty Trust ................ 1,147,890 17,643,069
107,031,948
Oil, Gas & Consumable Fuels — 0.6%
Chord Energy Corp. ................. 71,496 9,623,362
Equitrans Midstream Corp. ............ 1,673,955 9,675,460
HF Sinclair Corp. ................... 536,551 25,958,337
45,257,159
Passenger Airlines — 0.2%
JetBlue Airways Corp.
(b)
.............. 2,307,368 16,797,639
Personal Care Products — 0.7%
(a)(b)
BellRing Brands, Inc. ................ 561,441 19,088,994
Coty, Inc., Class A .................. 2,611,841 31,498,802
50,587,796
Pharmaceuticals — 0.5%
Perrigo Co. plc .................... 961,276 34,480,970
Professional Services — 2.1%
ASGN, Inc.
(b)
...................... 355,496 29,388,854
CACI International, Inc., Class A
(b)
....... 60,537 17,935,902
Exponent, Inc. ..................... 112,266 11,191,798
Genpact Ltd. ...................... 515,540 23,828,259
ManpowerGroup , Inc. ................ 360,178 29,725,490
Maximus, Inc. ..................... 433,905 34,148,324
Science Applications International Corp. ... 128,383 13,796,037
160,014,664
Real Estate Management & Development — 0.7%
Jones Lang LaSalle, Inc.
(a)(b)
............ 338,654 49,270,770
Residential REITs — 0.9%
Apartment Income REIT Corp. .......... 1,062,514 38,048,626
Independence Realty Trust, Inc. ......... 1,599,378 25,638,030
63,686,656
Retail REITs — 2.0%
Agree Realty Corp. ................. 195,523 13,414,833
Brixmor Property Group, Inc. ........... 1,089,688 23,450,085
Kite Realty Group Trust ............... 1,560,903 32,654,091
Macerich Co. (The) ................. 1,535,528 16,276,597
National Retail Properties, Inc. .......... 607,602 26,825,628
Spirit Realty Capital, Inc. .............. 996,870 39,715,301
152,336,535

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 2.1%
Allegro MicroSystems , Inc.
(a)(b)
.......... 282,817 $ 13,572,388
MKS Instruments, Inc. ............... 408,317 36,185,053
Silicon Laboratories, Inc.
(b)
............. 107,234 18,775,601
SiTime Corp.
(a)(b)
................... 52,975 7,534,634
Synaptics , Inc.
(b)
................... 280,667 31,196,137
Universal Display Corp. .............. 114,553 17,770,607
Wolfspeed , Inc.
(a)(b)
.................. 487,503 31,663,320
156,697,740
Software — 2.2%
(b)
ACI Worldwide, Inc. ................. 800,576 21,599,540
Aspen Technology, Inc.
(a)
.............. 207,984 47,601,298
Blackbaud , Inc.
(a)
................... 172,274 11,938,588
CommVault Systems, Inc.
(a)
............ 105,271 5,973,077
Envestnet , Inc.
(a)
................... 167,145 9,806,397
Manhattan Associates, Inc.
(a)
........... 187,483 29,031,743
NCR Corp.
(a)
...................... 986,381 23,268,728
Teradata Corp. .................... 391,629 15,774,816
164,994,187
Specialized REITs — 2.1%
CubeSmart ....................... 737,580 34,090,948
EPR Properties .................... 536,440 20,438,364
Lamar Advertising Co., Class A ......... 273,541 27,324,010
Life Storage, Inc. ................... 236,734 31,033,460
National Storage Affiliates Trust ......... 318,898 13,323,558
PotlatchDeltic Corp. ................. 247,229 12,237,836
Rayonier, Inc. ..................... 472,173 15,704,474
154,152,650
Specialty Retail — 3.7%
AutoNation, Inc.
(a)(b)
................. 131,585 17,679,761
Dick's Sporting Goods, Inc. ............ 213,685 30,319,765
Five Below, Inc.
(a)(b)
.................. 122,605 25,252,952
Foot Locker, Inc. ................... 565,106 22,429,057
GameStop Corp., Class A
(a)(b)
........... 1,804,241 41,533,628
Gap, Inc. (The) .................... 1,508,382 15,144,155
Lithia Motors, Inc., Class A
(a)
........... 195,094 44,662,869
RH
(a)(b)
.......................... 133,388 32,486,647
Victoria's Secret & Co.
(a)(b)
............. 575,823 19,664,355
Williams-Sonoma, Inc. ............... 247,219 30,076,664
279,249,853
Technology Hardware, Storage & Peripherals — 0.3%
Super Micro Computer, Inc.
(a)(b)
.......... 66,511 7,086,747
Xerox Holdings Corp. ................ 798,326 12,294,220
19,380,967
Textiles, Apparel & Luxury Goods — 2.6%
Capri Holdings Ltd.
(a)(b)
............... 897,170 42,166,990
Carter's, Inc.
(a)
..................... 271,875 19,553,250
Columbia Sportswear Co.
(a)
............ 253,062 22,836,315
PVH Corp. ....................... 452,321 40,328,940
Skechers USA, Inc., Class A
(b)
.......... 957,728 45,511,235
Under Armour , Inc., Class A
(a)(b)
......... 1,342,835 12,743,504
Under Armour , Inc., Class C, NVS
(a)(b)
..... 1,357,357 11,578,255
194,718,489
Trading Companies & Distributors — 0.9%
GATX Corp. ...................... 120,293 13,234,636
MSC Industrial Direct Co., Inc., Class A .... 168,499 14,153,916
Univar Solutions, Inc.
(b)
............... 1,164,517 40,793,030
68,181,582
Total Long-Term Investments — 99.6%
(Cost: $7,774,380,966) ........................... 7,434,334,930
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(e)
............ 621,085,574 $ 621,271,900
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 24,164,805 24,164,805
Total Short-Term Securities — 8.6%
(Cost: $645,255,446) ............................. 645,436,705
Total Investments — 108.2%
(Cost: $8,419,636,412 ) ........................... 8,079,771,635
Liabilities in Excess of Other Assets — (8.2)% ............ (614,063,645)
Net Assets — 100.0% ..............................
$ 7,465,707,990
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
23
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 216,208,372 $ 404,872,250
(a)
$ — $ (3,711) $ 194,989 $ 621,271,900 621,085,574 $ 1,971,327
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 18,588,000 5,576,805
(a)
— — — 24,164,805 24,164,805 461,225 15
$ (3,711) $ 194,989 $ 645,436,705 $ 2,432,552 $ 15
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 61 06/16/23 $ 15,431 $ 526,181
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 1,519,144 $ 129,243
(c)
$ 1,648,426 0.0%
(d)
Monthly HSBC Bank plc
(e)
02/10/28 4,164,454 233,972
(f)
4,301,887 0.1
Monthly
JPMorgan Chase
Bank NA
(g)
04/12/23 8,530,737 (379,304)
(h)
8,136,725 0.1
$ (16,089) $ 14,087,038
(b) (e) (g)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $(39) of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $96,539 of net dividends and financing fees.
(h)
Amount includes $14,708 of net dividends and financing fees.

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
24
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank ........... 12,558 $ 260,704 15.8%
Software
Envestnet , Inc. ........... 23,653 1,387,722 84.2
Total Reference Entity — Long ............ 1,648,426
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 1,648,426
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank ........... 9,937 206,292 4.8
Software
Envestnet , Inc. ........... 11,329 664,673 15.4
Mortgage Real Estate
Investment Trusts (REITs)
Starwood Property Trust, Inc. . 193,947 3,430,922 79.8
Total Reference Entity — Long ............ 4,301,887
Net Value of Reference Entity — HSBC Bank plc $ 4,301,887
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date April 12, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank ........... 85,905 1,783,388 21.9
Financial Services
Western Union Co. (The) .... 569,806 6,353,337 78.1
Total Reference Entity — Long ............ 8,136,725
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 8,136,725
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 363,215 $ (379,304)

Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
25
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 526,181 $ — $ — $ — $ 526,181
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 363,215 — — — 363,215
$ — $ — $ 889,396 $ — $ — $ — $ 889,396
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 379,304 — — — 379,304
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (2,862,084) $ — $ — $ — $ (2,862,084)
Swaps .............................. — — (1,042,065) — — — (1,042,065)
$ — $ — $ (3,904,149) $ — $ — $ — $ (3,904,149)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (173,800) $ — $ — $ — $ (173,800)
Swaps .............................. — — (88,235) — — — (88,235)
$ — $ — $ (262,035) $ — $ — $ — $ (262,035)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 15,420,713
Total return swaps
Average notional value ............................................................................................... $ 9,274,000
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 271,468 $ —
Swaps — OTC
(a)
.................................................................................... 363,215 379,304
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 634,683 $ 379,304
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(271,468) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 363,215 $ 379,304
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
26
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Received
Cash Collateral
Received
( b)
Net Amount of
Derivative Assets
(c )
Goldman Sachs Bank USA .......................... $ 129,243 $ — $ — $ — $ 129,243
HSBC Bank plc .................................. 233,972 — — — 233,972
$ 363,215 $ — $ — $ — $ 363,215
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Pledged
Cash Collateral
Pledged
(b )
Net Amount of
Derivative Liabilities
JPMorgan Chase Bank NA .......................... $ 379,304 $ — $ — $ (379,304) $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,434,334,930 $ — $ — $ 7,434,334,930
Short-Term Securities
Money Market Funds ...................................... 645,436,705 — — 645,436,705
$ 8,079,771,635 $ — $ — $ 8,079,771,635
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 526,181 $ 363,215 $ — $ 889,396
Liabilities
Equity contracts ........................................... — (379,304) — (379,304)
$ 526,181 $ (16,089) $ — $ 510,092
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 819,991 $ 46,058,895
AeroVironment , Inc.
(a)(b)
............... 272,105 24,941,144
Moog, Inc., Class A ................. 189,507 19,092,830
90,092,869
Air Freight & Logistics — 0.9%
Forward Air Corp. .................. 287,494 30,980,354
Hub Group, Inc., Class A
(a)(b)
........... 158,796 13,329,336
44,309,690
Automobile Components — 1.4%
Dorman Products, Inc.
(a)
.............. 305,563 26,357,864
Gentherm , Inc.
(a)
................... 219,359 13,253,671
LCI Industries ..................... 137,671 15,125,913
XPEL, Inc.
(a)(b)(c)
.................... 211,953 14,402,206
69,139,654
Automobiles — 0.2%
Winnebago Industries, Inc.
(b)
........... 151,601 8,747,378
Banks — 10.1%
Ameris Bancorp .................... 430,088 15,732,619
Atlantic Union Bankshares Corp. ........ 253,495 8,885,000
Axos Financial, Inc.
(a)
................ 311,877 11,514,499
BancFirst Corp. .................... 188,016 15,624,130
Bancorp, Inc. (The)
(a)(b)
............... 602,307 16,774,250
Banner Corp. ..................... 370,216 20,128,644
Berkshire Hills Bancorp, Inc. ........... 233,265 5,845,621
City Holding Co. ................... 160,861 14,619,048
Community Bank System, Inc. .......... 287,431 15,087,253
Customers Bancorp, Inc.
(a)
............. 164,780 3,051,726
CVB Financial Corp. ................. 1,423,086 23,737,074
Dime Community Bancshares, Inc. ....... 350,271 7,958,157
FB Financial Corp. .................. 189,071 5,876,327
First Bancorp ..................... 251,467 8,932,108
First BanCorp ..................... 1,978,168 22,590,679
First Commonwealth Financial Corp. ...... 585,297 7,275,242
First Financial Bancorp ............... 554,740 12,076,690
First Hawaiian, Inc. ................. 716,021 14,771,513
Hanmi Financial Corp. ............... 328,629 6,102,640
Heritage Financial Corp. .............. 376,867 8,064,954
Independent Bank Corp. .............. 212,314 13,932,045
Lakeland Financial Corp. .............. 274,382 17,187,288
National Bank Holdings Corp., Class A .... 268,272 8,976,381
NBT Bancorp, Inc. .................. 463,330 15,618,854
Northfield Bancorp, Inc. .............. 245,063 2,886,842
Northwest Bancshares, Inc. ............ 693,862 8,347,160
OFG Bancorp ..................... 514,605 12,834,249
Park National Corp. ................. 156,565 18,563,912
Pathward Financial, Inc.
(b)
............. 215,266 8,931,386
Preferred Bank .................... 141,770 7,770,414
S&T Bancorp, Inc. .................. 290,318 9,130,501
Seacoast Banking Corp. of Florida ....... 486,335 11,526,139
ServisFirst Bancshares, Inc. ........... 528,632 28,879,166
Southside Bancshares, Inc. ............ 189,272 6,283,830
Stellar Bancorp, Inc. ................. 486,488 11,972,470
Tompkins Financial Corp. ............. 86,686 5,739,480
Triumph Financial, Inc.
(a)(b)
............. 148,249 8,607,337
TrustCo Bank Corp. ................. 130,059 4,154,084
Trustmark Corp. ................... 433,422 10,705,523
United Community Banks, Inc. .......... 763,174 21,460,453
Veritex Holdings, Inc. ................ 286,333 5,228,441
Washington Federal, Inc. .............. 313,830 9,452,560
Security
Shares
Shares Value
Banks (continued)
Westamerica BanCorp ............... 291,074 $ 12,894,578
505,731,267
Beverages — 0.5%
MGP Ingredients, Inc.
(b)
............... 166,665 16,119,839
National Beverage Corp.
(a)
............. 171,282 9,029,987
25,149,826
Biotechnology — 3.4%
(a)
Anika Therapeutics, Inc.
(b)
............. 81,774 2,348,549
Arcus Biosciences, Inc.
(b)
.............. 562,735 10,264,286
Avid Bioservices , Inc.
(b)
............... 463,927 8,703,271
Catalyst Pharmaceuticals, Inc.
(b)
......... 1,036,228 17,180,660
Coherus Biosciences, Inc.
(b)
............ 353,257 2,416,278
Cytokinetics, Inc.
(b)
.................. 1,023,553 36,018,830
Dynavax Technologies Corp.
(b)
.......... 1,285,532 12,611,069
Eagle Pharmaceuticals, Inc. ........... 75,069 2,129,708
Enanta Pharmaceuticals, Inc.
(b)
......... 82,948 3,354,417
Ironwood Pharmaceuticals, Inc., Class A
(b)
.. 912,015 9,594,398
iTeos Therapeutics, Inc. .............. 267,759 3,644,200
REGENXBIO, Inc. .................. 408,800 7,730,408
uniQure NV
(b)
..................... 444,624 8,954,727
Vericel Corp. ...................... 292,102 8,564,431
Vir Biotechnology, Inc.
(b)
.............. 820,695 19,097,573
Xencor , Inc.
(b)
..................... 648,153 18,076,987
170,689,792
Building Products — 1.8%
AAON, Inc. ....................... 454,586 43,953,920
Apogee Enterprises, Inc. .............. 136,659 5,910,502
Griffon Corp. ...................... 513,868 16,448,915
Insteel Industries, Inc.
(b)
.............. 97,058 2,700,154
PGT Innovations, Inc.
(a)(b)
.............. 647,612 16,261,537
Quanex Building Products Corp. ......... 204,432 4,401,421
89,676,449
Capital Markets — 1.5%
Avantax , Inc.
(a)
..................... 429,947 11,316,205
B Riley Financial, Inc.
(b)
............... 85,777 2,435,209
Brightsphere Investment Group, Inc. ...... 181,244 4,273,733
Donnelley Financial Solutions, Inc.
(a)(b)
..... 135,052 5,518,225
Piper Sandler Cos. .................. 148,261 20,550,457
StoneX Group, Inc.
(a)
................ 189,843 19,654,446
Virtus Investment Partners, Inc. ......... 37,497 7,139,054
WisdomTree , Inc. ................... 674,420 3,952,101
74,839,430
Chemicals — 4.0%
American Vanguard Corp. ............. 300,112 6,566,451
Balchem Corp. .................... 347,580 43,961,918
FutureFuel Corp. ................... 158,650 1,170,837
Hawkins, Inc. ..................... 204,507 8,953,316
HB Fuller Co. ..................... 371,788 25,448,889
Innospec , Inc. ..................... 267,672 27,481,884
Livent Corp.
(a)(b)
.................... 1,940,155 42,140,167
Quaker Chemical Corp.
(b)
............. 147,569 29,211,284
Stepan Co. ....................... 148,405 15,290,167
200,224,913
Commercial Services & Supplies — 0.7%
Brady Corp., Class A, NVS ............ 325,002 17,462,357
Liquidity Services, Inc.
(a)
.............. 142,398 1,875,382
UniFirst Corp. ..................... 96,349 16,979,584
36,317,323

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment — 2.1%
ADTRAN Holdings, Inc. .............. 526,190 $ 8,345,373
Clearfield, Inc.
(a)(b)
................... 136,387 6,352,906
Digi International, Inc.
(a)(b)
............. 386,242 13,008,630
Extreme Networks, Inc.
(a)
.............. 1,398,613 26,741,481
Harmonic, Inc.
(a)
.................... 1,186,442 17,310,189
NetScout Systems, Inc.
(a)(b)
............ 729,166 20,890,606
Viavi Solutions, Inc.
(a)
................ 1,266,031 13,711,116
106,360,301
Construction & Engineering — 2.2%
Arcosa , Inc. ...................... 345,396 21,797,942
Comfort Systems USA, Inc. ............ 386,800 56,457,328
Dycom Industries, Inc.
(a)(b)
............. 217,393 20,358,854
MYR Group, Inc.
(a)
.................. 89,636 11,295,032
109,909,156
Consumer Staples Distribution & Retail — 0.3%
Andersons, Inc. (The) ................ 147,841 6,108,790
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 227,908 7,760,268
13,869,058
Containers & Packaging — 0.5%
Myers Industries, Inc. ................ 393,862 8,440,463
O-I Glass, Inc.
(a)
.................... 768,533 17,453,384
25,893,847
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc.
(a)(b)
....... 491,798 18,993,239
Frontdoor , Inc.
(a)
.................... 457,876 12,765,583
Mister Car Wash, Inc.
(a)(b)
.............. 440,733 3,799,118
Perdoceo Education Corp.
(a)
........... 456,552 6,131,493
Strategic Education, Inc. .............. 137,037 12,310,034
Stride, Inc.
(a)(b)
..................... 443,191 17,395,247
71,394,714
Diversified REITs — 0.1%
Armada Hoffler Properties, Inc. ......... 475,089 5,610,801
Diversified Telecommunication Services — 0.4%
ATN International, Inc. ............... 115,671 4,733,257
Cogent Communications Holdings, Inc. .... 272,811 17,383,517
22,116,774
Electric Utilities — 0.4%
Otter Tail Corp. .................... 274,678 19,850,979
Electrical Equipment — 0.7%
Encore Wire Corp.
(b)
................. 198,403 36,770,028
Electronic Equipment, Instruments & Components — 4.3%
Advanced Energy Industries, Inc.
(b)
....... 404,344 39,625,712
Arlo Technologies, Inc.
(a)
.............. 477,365 2,892,832
Badger Meter, Inc. .................. 316,581 38,565,897
CTS Corp. ....................... 345,095 17,068,399
ePlus , Inc.
(a)(b)
..................... 140,368 6,883,647
Fabrinet
(a)
........................ 395,972 47,025,635
Methode Electronics, Inc. ............. 202,568 8,888,684
OSI Systems, Inc.
(a)
................. 86,270 8,830,597
Plexus Corp.
(a)
..................... 299,472 29,219,483
Sanmina Corp.
(a)
................... 290,359 17,708,995
216,709,881
Energy Equipment & Services — 1.9%
Core Laboratories NV
(b)
............... 243,111 5,360,598
Dril -Quip, Inc.
(a)(b)
................... 194,019 5,566,405
Helmerich & Payne, Inc. .............. 655,498 23,434,054
Nabors Industries Ltd.
(a)
.............. 65,941 8,038,867
NexTier Oilfield Solutions, Inc.
(a)(b)
........ 775,878 6,168,230
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Oceaneering International, Inc.
(a)
........ 779,096 $ 13,735,462
Patterson-UTI Energy, Inc. ............ 1,594,737 18,658,423
RPC, Inc. ........................ 904,086 6,952,421
US Silica Holdings, Inc.
(a)
............. 473,868 5,657,984
93,572,444
Financial Services — 1.2%
EVERTEC, Inc. .................... 458,823 15,485,276
Mr Cooper Group, Inc.
(a)
.............. 749,286 30,698,247
NMI Holdings, Inc., Class A
(a)
........... 462,299 10,323,137
Payoneer Global, Inc.
(a)
............... 928,309 5,829,781
62,336,441
Food Products — 3.0%
Cal-Maine Foods, Inc. ................ 410,774 25,012,029
Hostess Brands, Inc., Class A
(a)
......... 1,448,156 36,030,121
J & J Snack Foods Corp. .............. 162,022 24,014,901
John B Sanfilippo & Son, Inc. ........... 58,831 5,701,901
Simply Good Foods Co. (The)
(a)
......... 914,702 36,377,699
Tootsie Roll Industries, Inc.
(b)
........... 200,503 9,004,590
TreeHouse Foods, Inc.
(a)
.............. 256,350 12,927,730
149,068,971
Gas Utilities — 0.5%
Chesapeake Utilities Corp. ............ 105,983 13,564,764
Northwest Natural Holding Co. .......... 242,639 11,539,911
25,104,675
Ground Transportation — 0.4%
Heartland Express, Inc. ............... 326,863 5,203,659
Marten Transport Ltd. ................ 623,872 13,070,118
18,273,777
Health Care Equipment & Supplies — 2.5%
CONMED Corp.
(b)
.................. 161,238 16,746,179
Cutera , Inc.
(a)(b)
.................... 136,522 3,224,650
Embecta Corp. .................... 291,796 8,205,303
Glaukos Corp.
(a)(b)
................... 345,908 17,329,991
LeMaitre Vascular, Inc. ............... 145,121 7,469,378
Merit Medical Systems, Inc.
(a)
........... 615,650 45,527,317
Mesa Laboratories, Inc.
(b)
............. 33,626 5,875,471
Tandem Diabetes Care, Inc.
(a)
.......... 417,264 16,945,091
Zynex , Inc.
(a)
...................... 233,617 2,803,404
124,126,784
Health Care Providers & Services — 3.2%
AdaptHealth Corp.
(a)(b)
................ 829,256 10,307,652
Addus HomeCare Corp.
(a)
............. 174,344 18,612,965
Agiliti , Inc.
(a)(b)
..................... 161,395 2,579,092
AMN Healthcare Services, Inc.
(a)
......... 468,733 38,886,090
CorVel Corp.
(a)
..................... 64,050 12,187,434
Cross Country Healthcare, Inc.
(a)(b)
....... 384,490 8,581,817
Ensign Group, Inc. (The)
(b)
............. 602,811 57,592,563
Fulgent Genetics, Inc.
(a)(b)
............. 95,675 2,986,973
US Physical Therapy, Inc. ............. 85,582 8,379,334
160,113,920
Health Care REITs — 0.7%
CareTrust REIT, Inc. ................. 668,398 13,087,233
Community Healthcare Trust, Inc. ........ 152,316 5,574,766
LTC Properties, Inc. ................. 284,184 9,983,384
Universal Health Realty Income Trust ..... 89,921 4,326,099
32,971,482
Health Care Technology — 1.1%
Certara , Inc.
(a)(b)
.................... 660,973 15,936,059
Computer Programs & Systems, Inc.
(a)
..... 81,287 2,454,867
HealthStream , Inc.
(a)
................. 166,811 4,520,578

Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
NextGen Healthcare, Inc.
(a)(b)
........... 579,901 $ 10,096,077
Simulations Plus, Inc.
(b)
............... 117,041 5,142,782
Veradigm , Inc.
(a)(b)
................... 1,181,406 15,417,348
53,567,711
Hotels, Restaurants & Leisure — 2.0%
Bloomin ' Brands, Inc. ................ 551,388 14,143,102
Chuy's Holdings, Inc.
(a)
............... 104,870 3,759,589
Dave & Buster's Entertainment, Inc.
(a)
..... 255,246 9,390,500
Dine Brands Global, Inc. .............. 101,497 6,865,257
Golden Entertainment, Inc.
(a)
........... 144,456 6,285,281
Jack in the Box, Inc. ................. 222,793 19,514,439
Monarch Casino & Resort, Inc. .......... 143,310 10,626,436
Ruth's Hospitality Group, Inc. ........... 170,088 2,792,845
Sabre Corp.
(a)(b)
.................... 1,347,123 5,779,158
Shake Shack, Inc., Class A
(a)(b)
.......... 213,636 11,854,662
Six Flags Entertainment Corp.
(a)
......... 343,460 9,173,817
100,185,086
Household Durables — 1.3%
Cavco Industries, Inc.
(a)
............... 87,383 27,765,074
Ethan Allen Interiors, Inc. ............. 246,170 6,759,828
Green Brick Partners, Inc.
(a)
............ 293,218 10,280,223
Installed Building Products, Inc. ......... 167,524 19,102,762
63,907,887
Household Products — 0.5%
Central Garden & Pet Co.
(a)
............ 50,056 2,055,299
Central Garden & Pet Co., Class A, NVS
(a)
.. 213,224 8,330,662
WD-40 Co. ....................... 95,528 17,008,760
27,394,721
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc. ...... 302,498 22,986,823
Insurance — 1.6%
American Equity Investment Life Holding Co. 389,664 14,218,839
AMERISAFE, Inc. .................. 113,696 5,565,419
Assured Guaranty Ltd. ............... 330,707 16,624,641
Employers Holdings, Inc. .............. 135,074 5,631,235
Palomar Holdings, Inc.
(a)(b)
............. 272,800 15,058,560
Safety Insurance Group, Inc. ........... 87,457 6,517,296
Trupanion , Inc.
(a)(b)
.................. 380,562 16,322,304
79,938,294
Interactive Media & Services — 0.8%
Cars.com, Inc.
(a)
.................... 669,387 12,919,169
QuinStreet , Inc.
(a)(b)
.................. 286,133 4,540,931
Shutterstock , Inc. ................... 124,366 9,028,972
Yelp, Inc.
(a)
....................... 437,906 13,443,714
39,932,786
IT Services — 0.3%
Perficient , Inc.
(a)
.................... 213,709 15,427,653
Leisure Products — 0.3%
Sturm Ruger & Co., Inc. .............. 116,299 6,680,215
Vista Outdoor, Inc.
(a)(b)
................ 274,812 7,615,040
14,295,255
Life Sciences Tools & Services — 0.2%
(a)
BioLife Solutions, Inc.
(b)
............... 369,310 8,032,492
OmniAb , Inc., NVS
(d)
................. 153,006 2
8,032,494
Machinery — 6.6%
Alamo Group, Inc. .................. 81,347 14,980,864
Albany International Corp., Class A ....... 336,266 30,048,730
Security
Shares
Shares Value
Machinery (continued)
Enerpac Tool Group Corp., Class A
(b)
...... 407,891 $ 10,401,220
EnPro Industries, Inc. ................ 225,011 23,376,393
ESCO Technologies, Inc. ............. 189,910 18,126,909
Federal Signal Corp. ................ 655,865 35,554,442
Franklin Electric Co., Inc. ............. 420,838 39,600,856
Hillenbrand, Inc. ................... 750,616 35,676,778
Lindsay Corp. ..................... 119,055 17,992,782
Mueller Industries, Inc.
(b)
.............. 615,066 45,195,050
SPX Technologies, Inc.
(a)(b)
............. 303,028 21,387,716
Standex International Corp. ............ 87,697 10,737,621
Titan International, Inc.
(a)
.............. 549,325 5,756,926
Trinity Industries, Inc. ................ 518,933 12,641,208
Wabash National Corp. ............... 298,402 7,337,705
328,815,200
Marine Transportation — 0.5%
Matson, Inc. ...................... 409,038 24,407,297
Media — 0.2%
TechTarget , Inc.
(a)(b)
................. 289,533 10,457,932
Metals & Mining — 1.6%
ATI, Inc.
(a)(b)
....................... 867,865 34,245,953
Haynes International, Inc. ............. 90,989 4,557,639
Kaiser Aluminum Corp. ............... 172,246 12,854,719
Materion Corp. .................... 126,495 14,673,420
TimkenSteel Corp.
(a)
................. 183,361 3,362,840
Warrior Met Coal, Inc. ................ 312,404 11,468,351
81,162,922
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
ARMOUR Residential REIT, Inc. ......... 1,758,420 9,231,705
Invesco Mortgage Capital, Inc. .......... 171,492 1,901,846
11,133,551
Multi-Utilities — 0.2%
Unitil Corp. ....................... 173,940 9,921,538
Oil, Gas & Consumable Fuels — 3.6%
Callon Petroleum Co.
(a)(b)
.............. 276,062 9,231,513
Civitas Resources, Inc. ............... 561,555 38,376,669
Comstock Resources, Inc. ............. 992,920 10,713,607
CONSOL Energy, Inc. ................ 353,282 20,585,742
CVR Energy, Inc. ................... 173,530 5,688,313
Dorian LPG Ltd. .................... 346,378 6,906,777
Northern Oil and Gas, Inc. ............. 802,817 24,365,496
Ranger Oil Corp., Class A ............. 206,364 8,427,906
REX American Resources Corp.
(a)
....... 165,142 4,721,410
SM Energy Co. .................... 1,328,193 37,401,915
Talos Energy, Inc.
(a)(b)
................ 380,121 5,640,996
Vital Energy, Inc.
(a)(b)
................. 181,471 8,264,189
180,324,533
Paper & Forest Products — 0.2%
Mercer International, Inc. .............. 186,929 1,827,231
Sylvamo Corp. .................... 197,597 9,140,837
10,968,068
Passenger Airlines — 0.1%
Sun Country Airlines Holdings, Inc.
(a)
...... 351,733 7,210,527
Personal Care Products — 1.9%
Edgewell Personal Care Co. ........... 266,554 11,307,221
elf Beauty, Inc.
(a)
................... 547,630 45,097,330
Inter Parfums , Inc. .................. 192,938 27,443,501
Medifast , Inc. ..................... 118,386 12,273,077
96,121,129

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals — 2.8%
(a)
Amphastar Pharmaceuticals, Inc. ........ 408,141 $ 15,305,288
ANI Pharmaceuticals, Inc.
(b)
............ 68,561 2,723,243
Cara Therapeutics, Inc.
(b)
............. 492,029 2,415,862
Collegium Pharmaceutical, Inc.
(b)
........ 362,302 8,691,625
Corcept Therapeutics, Inc.
(b)
........... 1,034,696 22,411,515
Harmony Biosciences Holdings, Inc. ...... 320,228 10,455,444
Innoviva , Inc.
(b)
.................... 677,708 7,624,215
Ligand Pharmaceuticals, Inc. ........... 93,518 6,879,184
Nektar Therapeutics ................. 972,604 683,643
Pacira BioSciences , Inc.
(b)
............. 496,271 20,252,820
Prestige Consumer Healthcare, Inc. ...... 376,488 23,579,444
Supernus Pharmaceuticals, Inc.
(b)
........ 585,049 21,196,325
142,218,608
Professional Services — 1.5%
CSG Systems International, Inc. ......... 325,501 17,479,404
Korn Ferry ....................... 273,492 14,150,476
NV5 Global, Inc.
(a)
.................. 134,551 13,989,268
TTEC Holdings, Inc. ................. 101,914 3,794,258
Verra Mobility Corp., Class A
(a)(b)
......... 1,507,620 25,508,930
74,922,336
Real Estate Management & Development — 0.6%
Kennedy-Wilson Holdings, Inc. .......... 455,566 7,557,840
Marcus & Millichap, Inc. .............. 267,650 8,594,242
St. Joe Co. (The) ................... 366,328 15,242,908
31,394,990
Residential REITs — 0.3%
NexPoint Residential Trust, Inc. ......... 130,036 5,678,672
Veris Residential, Inc.
(a)
............... 482,230 7,059,847
12,738,519
Retail REITs — 0.8%
Getty Realty Corp.
(b)
................. 289,134 10,417,498
Saul Centers, Inc. .................. 79,370 3,095,430
Tanger Factory Outlet Centers, Inc. ....... 619,936 12,169,344
Urban Edge Properties ............... 646,448 9,735,507
Urstadt Biddle Properties, Inc., Class A .... 178,192 3,130,833
38,548,612
Semiconductors & Semiconductor Equipment — 6.6%
Alpha & Omega Semiconductor Ltd.
(a)
..... 241,589 6,510,824
Axcelis Technologies, Inc.
(a)(b)
........... 354,503 47,237,525
CEVA, Inc.
(a)
...................... 152,481 4,639,997
Cohu , Inc.
(a)
...................... 340,529 13,072,908
Diodes, Inc.
(a)
..................... 491,999 45,637,827
Kulicke & Soffa Industries, Inc.
(b)
......... 613,038 32,300,972
MaxLinear , Inc.
(a)
................... 783,066 27,571,754
Onto Innovation, Inc.
(a)
............... 535,588 47,067,473
PDF Solutions, Inc.
(a)
................ 319,923 13,564,735
Photronics , Inc.
(a)
................... 666,705 11,053,969
Rambus, Inc.
(a)
.................... 1,162,553 59,592,468
Ultra Clean Holdings, Inc.
(a)(b)
........... 270,084 8,955,986
Veeco Instruments, Inc.
(a)(b)
............ 555,495 11,737,609
328,944,047
Software — 4.5%
8x8, Inc.
(a)
........................ 565,777 2,359,290
A10 Networks, Inc. .................. 692,410 10,725,431
Agilysys , Inc.
(a)(b)
................... 215,407 17,773,232
Alarm.com Holdings, Inc.
(a)
............ 539,430 27,122,540
Consensus Cloud Solutions, Inc.
(a)(b)
...... 129,496 4,414,519
Digital Turbine, Inc.
(a)(b)
............... 624,169 7,714,729
DoubleVerify Holdings, Inc.
(a)(b)
.......... 946,047 28,523,317
InterDigital , Inc. .................... 291,206 21,228,917
LivePerson , Inc.
(a)
.................. 393,115 1,733,637
Security
Shares
Shares Value
Software (continued)
LiveRamp Holdings, Inc.
(a)
............. 386,327 $ 8,472,151
N-able, Inc.
(a)
...................... 491,929 6,493,463
OneSpan , Inc.
(a)
.................... 186,655 3,266,462
Progress Software Corp. .............. 468,478 26,914,061
SPS Commerce, Inc.
(a)
............... 389,839 59,372,480
226,114,229
Specialized REITs — 0.4%
Four Corners Property Trust, Inc. ........ 608,280 16,338,401
Uniti Group, Inc. ................... 1,151,874 4,089,153
20,427,554
Specialty Retail — 2.0%
Academy Sports & Outdoors, Inc.
(b)
....... 397,644 25,946,271
Asbury Automotive Group, Inc.
(a)(b)
........ 107,728 22,622,880
Boot Barn Holdings, Inc.
(a)(b)
............ 196,631 15,069,800
Buckle, Inc. (The) .................. 220,051 7,853,620
Haverty Furniture Cos., Inc. ............ 72,691 2,319,570
Hibbett, Inc. ...................... 72,797 4,293,567
Leslie's, Inc.
(a)(b)
.................... 1,047,793 11,536,201
National Vision Holdings, Inc.
(a)(b)
........ 494,063 9,308,147
98,950,056
Technology Hardware, Storage & Peripherals — 0.2%
(a)(b)
Avid Technology, Inc. ................ 211,515 6,764,250
Corsair Gaming, Inc. ................ 243,032 4,459,637
11,223,887
Textiles, Apparel & Luxury Goods — 0.2%
Oxford Industries, Inc. ............... 112,387 11,866,943
Tobacco — 0.2%
Vector Group Ltd. .................. 628,824 7,552,176
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc. ...... 417,507 59,340,270
Boise Cascade Co. ................. 426,330 26,965,372
86,305,642
Water Utilities — 1.5%
American States Water Co.
(b)
........... 275,848 24,520,128
California Water Service Group ......... 367,654 21,397,463
Middlesex Water Co. ................ 97,032 7,580,140
SJW Group ....................... 288,746 21,982,233
75,479,964
Wireless Telecommunication Services — 0.1%
Gogo , Inc.
(a)(b)
..................... 458,591 6,649,569
Total Long-Term Investments — 99.2%
(Cost: $4,643,046,293) ........................... 4,968,501,163

Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.8%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(g)
............ 306,774,594 $ 306,866,627
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 32,602,986 32,602,986
Total Short-Term Securities — 6.8%
(Cost: $339,272,528) ............................. 339,469,613
Total Investments — 106.0%
(Cost: $4,982,318,821 ) ........................... 5,307,970,776
Liabilities in Excess of Other Assets — (6.0)% ............ (302,709,039)
Net Assets — 100.0% ..............................
$ 5,005,261,737
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 219,232,582 $ 87,451,761
(a)
$ — $ 27,656 $ 154,628 $ 306,866,627 306,774,594 $ 1,039,595
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 23,330,000 9,272,986
(a)
— — — 32,602,986 32,602,986 1,510,017 109
$ 27,656 $ 154,628 $ 339,469,613 $ 2,549,612 $ 109
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 168 06/16/23 $ 15,233 $ 336,301

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
32
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 3,411,144 $ (22,397)
(c)
$ 3,359,882 0.1%
Monthly HSBC Bank plc
(d)
02/10/28 9,476,645 (88,479)
(e)
9,412,439 0.2
Monthly
JPMorgan Chase
Bank NA
(f)
05/10/23 8,047,297 (503,112)
(g)
7,527,372 0.2
$ (613,988) $ 20,299,693
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $28,865 of net dividends and financing fees.
(e)
Amount includes $(24,273) of net dividends and financing fees.
(g)
Amount includes $16,813 of net dividends and financing fees.

Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
33
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Retail REITs
Getty Realty Corp. ........ 6,376 $ 229,727 6.8%
Banks
Atlantic Union Bankshares Corp. 1,409 49,385 1.5
Berkshire Hills Bancorp, Inc. .. 45,007 1,127,875 33.6
Community Bank System, Inc. . 13,685 718,326 21.4
First Financial Bancorp ..... 9,556 208,034 6.2
Independent Bank Corp. .... 4,016 263,530 7.8
Lakeland Financial Corp. .... 224 14,031 0.4
Northwest Bancshares, Inc. .. 20,998 252,606 7.5
United Community Banks, Inc. 2,404 67,601 2.0
2,701,388
Gas Utilities
Chesapeake Utilities Corp. ... 3,350 428,767 12.8
Total Reference Entity — Long ............ 3,359,882
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 3,359,882
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Retail REITs
Getty Realty Corp. ........ 1,139 41,038 0.4
Banks
Atlantic Union Bankshares Corp. 60,265 2,112,288 22.4
Banner Corp. ............ 396 21,531 0.2
Community Bank System, Inc. . 1,371 71,964 0.8
Customers Bancorp, Inc. .... 216 4,000 0.0
(a)
First BanCorp ............ 12,949 459,949 4.9
First Commonwealth Financial
Corp. ............... 26,886 334,193 3.6
Hanmi Financial Corp. ...... 1,088 20,204 0.2
Independent Bank Corp. .... 11,823 775,825 8.2
Northfield Bancorp, Inc. ..... 1,237 14,572 0.2
Pathward Financial, Inc. ..... 631 26,180 0.3
Southside Bancshares, Inc. .. 1,275 42,330 0.5
TrustCo Bank Corp. ........ 277 8,847 0.1
Trustmark Corp. .......... 852 21,044 0.2
United Community Banks, Inc. 41,357 1,162,959 12.4
Washington Federal, Inc. .... 59,600 1,795,152 19.1
6,871,038
Gas Utilities
Chesapeake Utilities Corp. ... 19,219 2,459,840 26.1
Insurance
Employers Holdings, Inc. .... 972 40,523 0.4
Total Reference Entity — Long ............ 9,412,439
Net Value of Reference Entity — HSBC Bank plc $ 9,412,439
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date May 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp .......... 1,352 $ 49,456 0.7%
Axos Financial, Inc. ........ 44 1,624 0.0
(a)
Bancorp, Inc. (The) ........ 15 418 0.0
(a)
City Holding Co. .......... 5 454 0.0
(a)
Community Bank System, Inc. . 28,816 1,512,552 20.1
CVB Financial Corp. ....... 1,626 27,122 0.4
First BanCorp ............ 2,106 24,051 0.3
Heritage Financial Corp. ..... 3,067 65,634 0.9
Independent Bank Corp. .... 28,551 1,873,517 24.9
NBT Bancorp, Inc. ......... 1,400 47,194 0.6
OFG Bancorp ............ 30 748 0.0
(a)
Preferred Bank/Los Angeles CA 1,174 64,347 0.9
S&T Bancorp, Inc. ......... 956 30,066 0.4
Seacoast Banking Corp. of
Florida .............. 3,135 74,299 1.0
Triumph Financial, Inc. ...... 1,017 59,047 0.8
TrustCo Bank Corp. ........ 6,014 192,087 2.5
Trustmark Corp. .......... 20,808 513,958 6.8
Washington Federal, Inc. .... 1,597 48,102 0.6
Westamerica Bancorp ...... 1,000 44,300 0.6
4,628,976
Water Utilities
Middlesex Water Co. ....... 25,062 1,957,843 26.0
Insurance
Employers Holdings, Inc. .... 16,485 687,260 9.1
Safety Insurance Group, Inc. .. 3,399 253,293 3.4
940,553
Total Reference Entity — Long ............ 7,527,372
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 7,527,372
(a)
Rounds to less than 0.1%.

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
34
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ — $ (613,988)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 336,301 $ — $ — $ — $ 336,301
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 613,988 — — — 613,988
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (1,605,914) $ — $ — $ — $ (1,605,914)
Swaps .............................. — — (6,884,391) — — — (6,884,391)
$ — $ — $ (8,490,305) $ — $ — $ — $ (8,490,305)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 56,538 $ — $ — $ — $ 56,538
Swaps .............................. — — (901,445) — — — (901,445)
$ — $ — $ (844,907) $ — $ — $ — $ (844,907)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 14,747,265
Total return swaps
Average notional value ............................................................................................... $ 50,879,199

Schedule of Investments
(continued)
March 31, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
35
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 237,187 $ —
Swaps — OTC
(a)
.................................................................................... — 613,988
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 237,187 $ 613,988
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(237,187) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 613,988
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund's derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Pledged
Cash Collateral
Pledged
(b)
Net Amount of
Derivative Liabilities
Goldman Sachs Bank USA .......................... $ 22,397 $ — $ — $ (22,397) $ —
HSBC Bank plc .................................. 88,479 — — (88,479) —
JPMorgan Chase Bank NA .......................... 503,112 — — (503,112) —
$ 613,988 $ — $ — $ (613,988) $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,962,007,698 $ 6,493,463 $ 2 $ 4,968,501,163
Short-Term Securities
Money Market Funds ...................................... 339,469,613 — — 339,469,613
$ 5,301,477,311 $ 6,493,463 $ 2 $ 5,307,970,776
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 336,301 $ — $ — $ 336,301
Liabilities
Equity contracts ........................................... — (613,988) — (613,988)
$ 336,301 $ (613,988) $ — $ (277,687)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

March 31, 2023
2023
iShares Annual Report to Shareholders
36
See notes to financial statements.
iShares S&P
Mid-Cap 400
Growth ETF
iShares S&P
Mid-Cap 400
Value ETF
iShares S&P
Small-Cap 600
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 7,360,549,324 $ 7,434,334,930 $ 4,968,501,163
Investments, at value — affiliated
(c)
............................................................ 472,961,489 645,436,705 339,469,613
Cash   ............................................................................... 96,021 282,377 —
Cash pledged:
Collateral — OTC derivatives .............................................................. — 1,160,000 3,960,000
Futures contracts ...................................................................... 768,470 976,510 979,000
Receivables: – – –
Investments sold ...................................................................... — 3,143,025 8,554,195
Securities lending income — affiliated ........................................................ 106,522 341,171 132,775
Dividends — unaffiliated ................................................................. 6,385,487 11,490,433 3,867,127
Dividends — affiliated ................................................................... 39,998 73,250 140,085
Variation margin on futures contracts ......................................................... 213,600 271,468 237,187
Unrealized appreciation on: – – –
OTC swaps .......................................................................... 23,734 363,215 —
Total assets ...........................................................................
7,841,144,645 8,097,873,084 5,325,841,145
LIABILITIES
Bank overdraft .......................................................................... — — 663,495
Collateral on securities loaned ............................................................... 464,310,037 621,235,476 306,665,740
Payables: – – –
Investments purchased .................................................................. — 8,680,343 9,237,482
Swaps   ............................................................................ 49,551 712,311 2,631,191
Investment advisory fees ................................................................. 1,029,941 1,157,660 767,512
Unrealized depreciation on: – – –
OTC swaps .......................................................................... 3,105 379,304 613,988
Total liabilities ..........................................................................
465,392,634 632,165,094 320,579,408
NET ASSETS ..........................................................................
$ 7,375,752,011 $ 7,465,707,990 $ 5,005,261,737
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 7,245,057,378 $ 8,661,299,673 $ 5,376,423,750
Accumulated earnings (loss) ................................................................ 130,694,633 (1,195,591,683) (371,162,013)
NET ASSETS ..........................................................................
$ 7,375,752,011 $ 7,465,707,990 $ 5,005,261,737
NET ASSET VALUE
Shares outstanding ......................................................................
103,100,000 72,600,000 45,450,000
Net asset value .........................................................................
$ 71.54 $ 102.83 $ 110.13
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated .......................................................... $ 6,353,744,896 $ 7,774,380,966 $ 4,643,046,293
(b)
  Securities loaned, at value ................................................................ $ 461,044,059 $ 622,210,953 $ 303,442,306
(c)
  Investments, at cost — affiliated ............................................................ $ 472,690,493 $ 645,255,446 $ 339,272,528

Statements of Operations
Year Ended March 31, 2023
37
Financial Statements
See notes to financial statements.
iShares S&P
Mid-Cap 400
Growth ETF
iShares S&P
Mid-Cap 400
Value ETF
iShares S&P
Small-Cap 600
Growth ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 81,060,013 $ 149,538,267 $ 67,133,939
Dividends — affiliated ................................................................... 278,731 461,225 1,510,017
Securities lending income — affiliated — net ................................................... 5,239,588 1,971,327 1,039,595
Foreign taxes withheld .................................................................. — — (138,772)
Total investment income ...................................................................
86,578,332 151,970,819 69,544,779
EXPENSES
Investment advisory .................................................................... 11,718,004 13,499,951 9,371,600
Total expenses .........................................................................
11,718,004 13,499,951 9,371,600
Net investment income ....................................................................
74,860,328 138,470,868 60,173,179
REALIZED AND UNREALIZED GAIN (LOSS) $ (549,132,114) $ (565,988,191) $ (698,905,777)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (530,349,518) $ (466,895,889) $ (403,006,662)
Investments — affiliated ............................................................... 64,605 (3,711) 27,656
Capital gain distributions from underlying funds — affiliated ........................................ 6 15 109
Futures contracts .................................................................... (1,380,345) (2,862,084) (1,605,914)
In-kind redemptions — unaffiliated
(a)
....................................................... 119,713,642 911,031,659 256,614,973
Swaps   .......................................................................... (128,532) (1,042,065) (6,884,391)
(412,080,142) 440,227,925 (154,854,229)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (137,144,203) (1,006,149,069) (543,361,270)
Investments — affiliated ............................................................... 234,150 194,989 154,628
Futures contracts .................................................................... (145,682) (173,800) 56,538
Swaps   .......................................................................... 3,763 (88,235) (901,445)
(137,051,972) (1,006,216,115) (544,051,549)
Net realized and unrealized loss ..............................................................
(549,132,114) (565,988,190) (698,905,778)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................
$ (474,271,786) $ (427,517,322) $ (638,732,599)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2023
iShares Annual Report to Shareholders
38
See notes to financial statements.
iShares S&P Mid-Cap 400 Growth ETF iShares S&P Mid-Cap 400 Value ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 74,860,328 $ 46,202,656 $ 138,470,868 $ 140,131,066
Net realized gain (loss) .................................................... (412,080,142) 820,642,500 440,227,925 1,238,986,386
Net change in unrealized appreciation (depreciation) ................................ (137,051,972) (929,840,004) (1,006,216,115) (657,010,902)
Net increase (decrease) in net assets resulting from operations ...........................
(474,271,786) (62,994,848) (427,517,322) 722,106,550
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(78,339,399) (48,128,780) (146,561,202) (146,686,532)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
387,654,126 (355,452,658) (366,336,297) (278,917,161)
NET ASSETS
Total increase (decrease) in net assets ........................................... (164,957,059) (466,576,286) (940,414,821) 296,502,857
Beginning of year ..........................................................
7,540,709,070 8,007,285,356 8,406,122,811 8,109,619,954
End of year ..............................................................
$ 7,375,752,011 $ 7,540,709,070 $ 7,465,707,990 $ 8,406,122,811
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
39
Financial Statements
See notes to financial statements.
iShares S&P Small-Cap 600 Growth ETF
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 60,173,179 $ 45,742,922
Net realized gain (loss) .................................................................................. (154,854,229) 513,299,340
Net change in unrealized appreciation (depreciation) .............................................................. (544,051,549) (630,385,805)
Net decrease in net assets resulting from operations ................................................................
(638,732,599) (71,343,543)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .......................................................
(57,057,739) (43,375,063)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...............................................
62,317,079 (438,169,835)
NET ASSETS
Total decrease in net assets ................................................................................ (633,473,259) (552,888,441)
Beginning of year ........................................................................................
5,638,734,996 6,191,623,437
End of year ............................................................................................
$ 5,005,261,737 $ 5,638,734,996
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders
40
iShares S&P Mid-Cap 400 Growth ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Net asset value, beginning of year ................................
$ 77.42  $ 78.31  $ 44.65  $ 54.76  $ 54.55
Net investment income
(b)
.......................................
0.75  0.46  0.44  0.57  0.55
Net realized and unrealized gain (loss)
(c)
.............................
(5.85) (0.87) 33.69  (10.05) 0.24
Net increase (decrease) from investment operations ...................... (5.10) (0.41) 34.13  (9.48) 0.79
Distributions
(d)
– – – – –
From net investment income ....................................
(0.78) (0.48) (0.47) (0.63) (0.56)
From net realized gain .........................................
—  —  —  —  (0.02)
Total distributions ............................................. (0.78) (0.48) (0.47) (0.63) (0.58)
Net asset value, end of year ..................................... $ 71.54  $ 77.42  $ 78.31  $ 44.65  $ 54.76
Total Return
(e)
(6.51)% — — — —
Based on net asset value ........................................ (6.51)% (0.54)% 76.68% (17.49)% 1.45%
Ratios to Average Net Assets
(f)
Total expenses ...............................................
0.17% 0.17% 0.20% 0.24% 0.24%
Net investment income ..........................................
1.08% 0.57% 0.70% 1.01% 1.01%
Supplemental Data
Net assets, end of year (000) ...................................... $ 7,375,752  $ 7,540,709  $ 8,007,285  $ 5,260,096  $ 7,490,758
Portfolio turnover rate
(g)
.......................................... 54% 45% 50% 51% 50%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
41
Financial Highlights
iShares S&P Mid-Cap 400 Value ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Net asset value, beginning of year .................................
$ 109.53  $ 101.82  $ 54.92  $ 78.47  $ 77.19
Net investment income
(b)
........................................
1.89  1.73  1.36  1.51  1.31
Net realized and unrealized gain (loss)
(c)
..............................
(6.56) 7.80  46.95  (23.42) 1.31
Net increase (decrease) from investment operations ....................... (4.67) 9.53  48.31  (21.91) 2.62
Distributions from net investment income
(d)
.............................. (2.03) (1.82) (1.41) (1.64) (1.34)
Net asset value, end of year ...................................... $ 102.83  $ 109.53  $ 101.82  $ 54.92  $ 78.47
Total Return
(e)
(4.14)% — — — —
Based on net asset value ......................................... (4.14)% 9.42% 88.83% (28.36)% 3.35%
Ratios to Average Net Assets
(f)
Total expenses ................................................
0.18% 0.18% 0.21% 0.25% 0.25%
Net investment income ...........................................
1.85% 1.61% 1.78% 1.90% 1.65%
Supplemental Data
Net assets, end of year (000) ....................................... $ 7,465,708  $ 8,406,123  $ 8,109,620  $ 3,811,032  $ 6,355,685
Portfolio turnover rate
(g)
........................................... 41% 38% 43% 46% 44%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders
42
iShares S&P Small-Cap 600 Growth ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Net asset value, beginning of year ................................
$ 125.31  $ 127.93  $ 69.20  $ 89.29  $ 86.92
Net investment income
(b)
.......................................
1.30  0.98  0.72  0.81  0.72
Net realized and unrealized gain (loss)
(c)
.............................
(15.24) (2.67) 58.76  (20.00) 2.40
Net increase (decrease) from investment operations ...................... (13.94) (1.69) 59.48  (19.19) 3.12
Distributions from net investment income
(d)
............................. (1.24) (0.93) (0.75) (0.90) (0.75)
Net asset value, end of year ..................................... $ 110.13  $ 125.31  $ 127.93  $ 69.20  $ 89.29
Total Return
(e)
(11.09)% — — — —
Based on net asset value ........................................ (11.09)% (1.35)% 86.30% (21.68)% 3.59%
Ratios to Average Net Assets
(f)
Total expenses ...............................................
0.18% 0.18% 0.21% 0.25% 0.25%
Net investment income ..........................................
1.16% 0.75% 0.73% 0.89% 0.77%
Supplemental Data
Net assets, end of year (000) ...................................... $ 5,005,262  $ 5,638,735  $ 6,191,623  $ 3,515,154  $ 5,580,221
Portfolio turnover rate
(g)
.......................................... 54% 44% 52% 64% 45%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
43
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  March 31, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
S&P Mid-Cap 400 Growth ............................................................................................... Diversified
S&P Mid-Cap 400 Value ................................................................................................ Diversified
S&P Small-Cap 600 Growth .............................................................................................. Diversified

Notes to Financial Statements
(continued)
2023
iShares Annual Report To Shareholders
44
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the

Notes to Financial Statements
(continued)
45
Notes to Financial Statements
value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA :
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
S&P Mid-Cap 400 Growth
Barclays Bank PLC ..................................... $ 3,441,235 $ (3,441,235) $ – $ –
Barclays Capital, Inc. ................................... 4,755,225 (4,732,261) – 22,964
BNP Paribas SA ....................................... 46,618,898 (46,618,898) – –
BofA Securities, Inc. .................................... 66,442,390 (66,442,390) – –
Citadel Clearing LLC .................................... 20,744,110 (20,744,110) – –
Citigroup Global Markets, Inc. .............................. 4,816,476 (4,816,476) – –
Goldman Sachs & Co. LLC ............................... 126,963,893 (126,963,893) – –
HSBC Bank PLC ...................................... 861,406 (848,210) – 13,196
J.P. Morgan Securities LLC ............................... 45,105,936 (45,105,936) – –
Morgan Stanley ....................................... 39,448,990 (39,448,990) – –
National Financial Services LLC ............................ 918,813 (918,813) – –
Natixis SA ........................................... 14,402,301 (14,402,301) – –
RBC Capital Markets LLC ................................ 1,947,698 (1,947,698) – –
Scotia Capital (USA), Inc. ................................ 10,934,597 (10,934,597) – –
SG Americas Securities LLC .............................. 1,439,956 (1,438,549) – 1,407
State Street Bank & Trust Co. .............................. 6,001,450 (6,001,450) – –
Toronto-Dominion Bank .................................. 50,877,813 (50,877,813) – –
UBS AG ............................................ 9,340,255 (9,340,255) – –
UBS Securities LLC .................................... 3,551,181 (3,551,181) – –
Virtu Americas LLC ..................................... 627,088 (626,015) – 1,073
Wells Fargo Bank N.A. .................................. 1,291,800 (1,291,800) – –
Wells Fargo Securities LLC ............................... 512,548 (512,548) – –
$ 461,044,059 $ (461,005,419) $ – $ 38,640
S&P Mid-Cap 400 Value
Barclays Bank PLC ..................................... $ 28,684,530 $ (28,684,530) $ – $ –
Barclays Capital, Inc. ................................... 645,890 (637,913) – 7,977
BMO Capital Markets Corp. ............................... 118,640 (118,640) – –
BNP Paribas SA ....................................... 54,683,777 (54,519,042) – 164,735
BofA Securities, Inc. .................................... 18,679,273 (18,422,125) – 257,148
Citadel Clearing LLC .................................... 15,013,266 (15,006,030) – 7,236
Citigroup Global Markets, Inc. .............................. 58,725,101 (58,725,101) – –
Credit Suisse Securities (USA) LLC .......................... 46,612 (46,298) – 314
Goldman Sachs & Co. LLC ............................... 132,984,990 (132,916,583) – 68,407
HSBC Bank PLC ...................................... 10,293,330 (10,226,643) – 66,687
J.P. Morgan Securities LLC ............................... 80,347,373 (79,761,481) – 585,892
Jefferies LLC ......................................... 1,456,057 (1,456,057) – –
Morgan Stanley ....................................... 115,807,678 (115,308,651) – 499,027
National Financial Services LLC ............................ 3,296,435 (3,284,493) – 11,942
Natixis SA ........................................... 9,194,747 (9,130,778) – 63,969
Pershing LLC ......................................... 457,041 (457,041) – –
RBC Capital Markets LLC ................................ 58,804,399 (58,804,399) – –
Scotia Capital (USA), Inc. ................................ 22,922 (22,686) – 236
State Street Bank & Trust Co. .............................. 4,334,922 (4,334,922) – –
Toronto-Dominion Bank .................................. 5,186,011 (5,164,527) – 21,484
UBS AG ............................................ 20,693,725 (20,663,627) – 30,098
UBS Securities LLC .................................... 307,612 (307,612) – –
Virtu Americas LLC ..................................... 623,967 (623,967) – –
Wells Fargo Bank N.A. .................................. 1,105,655 (1,105,655) – –
Wells Fargo Securities LLC ............................... 697,000 (694,341) – 2,659
$ 622,210,953 $ (620,423,142) $ – $ 1,787,811
S&P Small-Cap 600 Growth
Barclays Bank PLC ..................................... $ 7,469,553 $ (7,469,553) $ – $ –
Barclays Capital, Inc. ................................... 1,738,120 (1,738,120) – –
BMO Capital Markets Corp. ............................... 11,040 (10,957) – 83
BNP Paribas SA ....................................... 69,120,562 (69,120,562) – –
BofA Securities, Inc. .................................... 20,939,692 (20,939,692) – –
Citadel Clearing LLC .................................... 7,558,821 (7,558,821) – –

Notes to Financial Statements
(continued)
2023
iShares Annual Report To Shareholders
46
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF and iShares S&P Small-Cap 600 Growth ETF to
obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-
income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
S&P Small-Cap 600 Growth (continued)
Citigroup Global Markets, Inc. .............................. 424,255 (415,153) – 9,102
Goldman Sachs & Co. LLC ............................... 68,834,337 (68,834,337) – –
HSBC Bank PLC ...................................... 6,352,768 (6,352,768) – –
J.P. Morgan Securities LLC ............................... 21,540,024 (21,540,024) – –
Jefferies LLC ......................................... 92,125 (92,125) – –
Morgan Stanley ....................................... 38,447,569 (38,447,569) – –
National Financial Services LLC ............................ 11,859,985 (11,859,985) – –
Natixis SA ........................................... 7,291,436 (7,291,436) – –
RBC Capital Markets LLC ................................ 16,262,708 (16,262,708) – –
Scotia Capital (USA), Inc. ................................ 5,324,827 (5,324,827) – –
State Street Bank & Trust Co. .............................. 6,956,106 (6,956,106) – –
Toronto-Dominion Bank .................................. 3,697,758 (3,697,758) – –
UBS AG ............................................ 569,685 (569,685) – –
UBS Securities LLC .................................... 5,040,123 (5,040,123) – –
Wells Fargo Bank N.A. .................................. 3,238,328 (3,238,328) – –
Wells Fargo Securities LLC ............................... 672,484 (672,484) – –
$ 303,442,306 $ (303,433,121) $ – $ 9,185
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
47
Notes to Financial Statements
instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.1800%
Over $121 billion, up to and including $181 billion ............................................................................ 0.1710
Over $181 billion, up to and including $231 billion ............................................................................ 0.1624
Over $231 billion, up to and including $281 billion ............................................................................ 0.1543
Over $281 billion .................................................................................................. 0.1465

Notes to Financial Statements
(continued)
2023
iShares Annual Report To Shareholders
48
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Investment Advisory Fees
S&P Mid-Cap 400 Value ............................................................................................. 0.18%
S&P Small-Cap 600 Growth ........................................................................................... 0.18
iShares ETF Amounts
S&P Mid-Cap 400 Growth ................................................................................................... $ 1,438,343
S&P Mid-Cap 400 Value .................................................................................................... 624,119
S&P Small-Cap 600 Growth .................................................................................................. 386,702
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
S&P Mid-Cap 400 Growth ................................................................ $ 2,042,018,279 $ 1,893,131,980 $ (547,193,213)
S&P Mid-Cap 400 Value ................................................................. 1,733,984,926 2,302,170,855 (307,182,323)
S&P Small-Cap 600 Growth ............................................................... 1,629,463,715 1,176,779,355 (211,094,896)

Notes to Financial Statements
(continued)
49
Notes to Financial Statements
7. Purchases and Sales
For the year ended March 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2023, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF Purchases Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 3,773,885,848 $ 3,768,218,751
S&P Mid-Cap 400 Value ................................................................................. 3,216,850,817 3,172,303,242
S&P Small-Cap 600 Growth ............................................................................... 2,781,465,036 2,789,978,262
iShares ETF
In-kind
Purchases
In-kind
Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 853,899,308 $ 468,652,925
S&P Mid-Cap 400 Value ................................................................................. 5,501,536,651 5,909,282,311
S&P Small-Cap 600 Growth ............................................................................... 1,018,676,771 958,341,129
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
S&P Mid-Cap 400 Growth ..................................................................... $ 116,063,810 $ (116,063,810)
S&P Mid-Cap 400 Value ...................................................................... 877,510,634 (877,510,634)
S&P Small-Cap 600 Growth .................................................................... 254,481,814 (254,481,814)
—
iShares ETF
Year Ended
03/31/23
Year Ended
03/31/22
S&P Mid-Cap 400 Growth
Ordinary income ........................................................................................... $ 78,339,399 $ 48,128,780
S&P Mid-Cap 400 Value
Ordinary income ........................................................................................... $ 146,561,202 $ 146,686,532
S&P Small-Cap 600 Growth
Ordinary income ........................................................................................... $ 57,057,739 $ 43,375,063
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-Year
Losses
(c)
Total
S&P Mid-Cap 400 Growth ................................... $ 3,667,796 $ (840,254,575) $ 967,281,412 $ — $ 130,694,633
S&P Mid-Cap 400 Value .................................... — (779,295,226) (416,296,457) — (1,195,591,683)
S&P Small-Cap 600 Growth .................................. — (659,211,964) 291,915,835 (3,865,884) (371,162,013)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the accounting for swap agreements and the characterization of corporate actions.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

Notes to Financial Statements
(continued)
2023
iShares Annual Report To Shareholders
50
As of March 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
S&P Mid-Cap 400 Growth ........................................... $ 6,866,229,401 $ 1,267,019,482 $ (299,738,070) $ 967,281,412
S&P Mid-Cap 400 Value ............................................. 8,496,068,092 418,470,113 (834,766,570) (416,296,457)
S&P Small-Cap 600 Growth .......................................... 5,016,054,941 707,779,135 (415,863,300) 291,915,835

Notes to Financial Statements
(continued)
51
Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/23
Year Ended
03/31/22
iShares ETF Shares Amount Shares Amount
S&P Mid-Cap 400 Growth
Shares sold 12,450,000 $ 859,514,551 21,850,000 $ 1,790,788,361
Shares redeemed (6,750,000) (471,860,425) (26,700,000) (2,146,241,019)
5,700,000 $ 387,654,126 (4,850,000) $ (355,452,658)
S&P Mid-Cap 400 Value
Shares sold 54,750,000 $ 5,605,015,121 29,700,000 $ 3,198,148,426
Shares redeemed (58,900,000) (5,971,351,418) (32,600,000) (3,477,065,587)
(4,150,000) $ (366,336,297) (2,900,000) $ (278,917,161)
S&P Small-Cap 600 Growth
Shares sold 10,100,000 $ 1,134,905,279 8,450,000 $ 1,117,417,618
Shares redeemed (9,650,000) (1,072,588,200) (11,850,000) (1,555,587,453)
450,000 $ 62,317,079 (3,400,000) $ (438,169,835)

Report of Independent Registered Public Accounting Firm
2023
ISHARES ANNUAL REPORT TO SHAREHOLDERS
52
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2023, the related statements of operations for the year ended March 31,
2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2023 and each of the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 25, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares S&P Mid-Cap 400 Growth ETF
iShares S&P Mid-Cap 400 Value ETF
iShares S&P Small-Cap 600 Growth ETF

Important Tax Information
53
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2023:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
S&P Mid-Cap 400 Growth ............................................................................................. $ 71,849,763
S&P Mid-Cap 400 Value .............................................................................................. 115,291,124
S&P Small-Cap 600 Growth ............................................................................................ 52,404,337
iShares ETF
Qualified Business
Income
S&P Mid-Cap 400 Growth ............................................................................................. $ 7,265,094
S&P Mid-Cap 400 Value .............................................................................................. 13,879,827
S&P Small-Cap 600 Growth ............................................................................................ 6,846,957
iShares ETF
Dividends-Received
Deduction
S&P Mid-Cap 400 Growth ............................................................................................... 86.90%
S&P Mid-Cap 400 Value ................................................................................................ 78.06
S&P Small-Cap 600 Growth .............................................................................................. 93.31

Statement Regarding Liquidity Risk Management Program
(unaudited)
2023
iShares Annual Report to Shareholders
54
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF and iShares S&P Small-Cap 600 Growth
ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
55
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
March 31, 2023
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
S&P Mid-Cap 400 Growth ................ $ 0.784578 $ — $ — $ 0.784578 100% —% —% 100%
S&P Mid-Cap 400 Value ................. 2.030310 — — 2.030310 100 — — 100
S&P Small-Cap 600 Growth ............... 1.241723 — — 1.241723 100 — — 100

Trustee and Officer Information
(unaudited)
2023
iShares Annual Report to Shareholders
56
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust, and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 380 funds as of March 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles
Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of
BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since
2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since
2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since
2019).
Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s
ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth
Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc.
(2014-2015); Senior Partner, McKinsey & Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani (1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee,
Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and
President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee
(2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the
Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State
Investment Funds Committee (since 2022).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).

Trustee and Officer Information
(unaudited) (continued)
57
Trustee and Officer Information
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton (1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).
John E.
Martinez (1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting,
Stanford University Graduate School of Business (2001-2017); Professor of Law (by
courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic
Affairs and Head of MBA Program, Stanford University Graduate School of Business
(2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since
2023).
Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-
2023).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock
Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of
PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO
Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts
Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park
(1967)
Chief Compliance
Officer (since
2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020- 2021); Head of Developed Markets
Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core
Portfolio Management (since 2020).
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Independent Trustees
(continued)

General Information
2023
iShares Annual Report to Shareholders
58
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
59
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's

iS-AR-321-0323
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2023
2023 Annual Report
iShares Trust
iShares Core S&P 500 ETF | IVV | NYSE Arca
iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended March 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks declined, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, we believe that it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S.
dollar provides a supportive backdrop. We also see long-term opportunities in credit, where we believe that valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
15.62% (7.73)%
U.S. small cap equities
(Russell 2000
®
Index)
9.14 (11.61)
International equities
(MSCI Europe, Australasia,
Far East Index)
27.27 (1.38)
Emerging market equities
(MSCI Emerging Markets
Index)
14.04 (10.70)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
1.93 2.52
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.38 (6.90)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
4.89 (4.78)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.00 0.26
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
7.88 (3.35)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
2023
iShares Annual Report To Shareholders
4
iShares Trust
Domestic Market Overview
U.S. stocks declined for the 12 months ended March 31, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned -8.58%. Elevated inflation and rapid tightening of monetary policy dampened growth and weighed on equities. Higher interest rates drove bond yields higher and increased borrowing costs for businesses and consumers. Equities began to recover in the second half of the reporting period, as the broader economy remained resilient and the pace of inflation declined. In March 2023, two banks suddenly failed, representing the second and third largest bank failures in U.S. history by asset value. This drove concern among investors about the resiliency of the financial system in the face of rapidly rising interest rates. However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity, and equity prices recovered.
Inflation was a significant driver of the economic outlook. As the reporting period began, the consumer price index, a widely followed measure of inflation, stood at multi-
decade highs. Strong consumer spending and a tight labor market, along with continued supply chain disruptions in Asia, combined to drive prices higher. But the rate of inflation began to decline as the reporting period wore on, decelerating for nine consecutive months beginning in July 2022. Nonetheless, inflation remained elevated by historic standards, and higher prices negatively impacted both consumers and businesses.
The U.S. economy recovered from a decline in the first half of 2022 to post modest growth in the third and fourth quarters of 2022. Consumers continued to power the economy with growing spending, despite higher prices for many consumer goods and services. The strong labor market supported spending, as unemployment remained very low, at one point dropping to the lowest recorded level since 1969. Furthermore, the labor force participation rate—which measures the total proportion of employed persons of working age—rose, indicating that more people were being drawn into the labor force. Amid tightening labor supply, wages rose significantly, with the largest gains at the lower end of the wage spectrum.
To contain inflation, the U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates eight times over the course of the reporting period.
The pace of tightening accelerated as the Fed twice stepped up the increment of increase before reducing it again as inflation began to subside. The Fed also started to reduce the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. While the Fed indicated that more tightening could be needed to achieve its long-term inflation goal, it sounded a more cautious note about the potential for further interest rate increases near the end of the reporting period.
Despite economic headwinds, corporate profits remained robust, and many companies were able to sufficiently raise prices to preserve profit margins even in the face of rising labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022, and the yield curve (a graphical representation of U.S. Treasury rates at different maturities) inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

Fund Summary
as of March 31, 2023
5
Fund Summary
iShares
®
Core S&P 500 ETF
Investment Objective
The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P
500
®
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (7.76)% 11.15% 12.20% (7.76)% 69.67% 216.10%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (7.86) 11.14 12.20 (7.86) 69.55 216.24
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (7.73) 11.19 12.24 (7.73) 69.94 217.36
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,156.10 $ 0.16 $ 1,000.00 $ 1,024.78 $ 0.15 0.03%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report to Shareholders
6
iShares
®
Core S&P 500 ETF
Portfolio Management Commentary
Large-capitalization U.S. stocks declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. The consumer discretionary sector detracted the most from the Index’s return, led by the internet and direct marketing retail industry. The sharp rise in e-commerce that boosted the industry early in the pandemic waned as more workers returned to the office and brick-and-mortar retailers gained market share. Excess warehouse capacity and slowing revenue growth from data cloud services further pressured the industry’s profitability. The automobiles industry also declined amid concerns about the market for electric vehicles (“EVs”) in the weakening economy. Additionally, while EV sales continued to grow, production did not meet analysts’ expectations.
The communication services sector also detracted from the Index’s performance, as the rising interest rate environment negatively impacted the interactive media and services industry. Demand for online advertisements slowed, as businesses cut back on marketing expenditures in a more challenging economic environment. Stiff competition among companies producing disruptive new artificial intelligence products also pressured the industry, as analysts attempted to chart the potential impact of the new technologies.
The financials sector also detracted amid tightening financial conditions. The banking industry declined, as the potential impact of a slowing economy outweighed the benefits of being able to charge more for loans, and two regional banks failed suddenly late in the reporting period. The financial services industry also faced headwinds due to weak economic growth, declining prices for stocks and bonds, and concerns about the balance sheet liquidity of a large discount broker.
On the upside, energy sector stocks contributed to the Index’s return. Relatively high average prices of energy commodities following Russia’s invasion of Ukraine supported profitability in the oil, gas, and consumable fuels industry.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 26.1%
Health Care .................................... 14.2
Financials ...................................... 12.9
Consumer Discretionary ............................ 10.1
Industrials ...................................... 8.7
Communication Services ............................ 8.1
Consumer Staples ................................ 7.2
Energy ........................................ 4.6
Utilities ........................................ 2.9
Materials ...................................... 2.6
Real Estate ..................................... 2.6
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Apple, Inc. ...................................... 7.1%
Microsoft Corp. ................................... 6.2
Amazon.com, Inc. ................................. 2.7
NVIDIA Corp. .................................... 2.0
Alphabet, Inc., Class A .............................. 1.8
Tesla, Inc. ....................................... 1.6
Berkshire Hathaway, Inc., Class B ...................... 1.6
Alphabet, Inc., Class C, NVS .......................... 1.6
Meta Platforms, Inc., Class A .......................... 1.4
Exxon Mobil Corp. ................................. 1.3
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2023
7
Fund Summary
iShares
®
Core S&P Total U.S. Stock Market ETF
Investment Objective
The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Total Market Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500
®
. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market Index
TM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (8.76)% 10.31% 11.71% (8.76)% 63.35% 202.61%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (8.79) 10.30 11.71 (8.79) 63.27 202.71
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (8.77) 10.32 11.73 (8.77) 63.37 203.22
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,149.40 $ 0.16 $ 1,000.00 $ 1,024.78 $ 0.15 0.03%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
8
iShares
®
Core S&P Total U.S. Stock Market ETF
Portfolio Management Commentary
U.S. stocks declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. The consumer discretionary sector detracted the most from the Index’s return, primarily due to weakness in the internet and direct marketing retail industry. The pandemic-related rise in e-commerce waned, as more workers returned to the office and brick-and-mortar retailers gained market share. Excess warehouse capacity weighed on industry cash flow. Slowing revenue growth from data cloud services further pressured the industry’s profitability, as business customers tried to reduce expenditures amid economic uncertainty.
Stocks in the automobiles industry also declined amid concerns about the market for electric vehicles (“EVs”) in the weakening economy. While EV sales continued to grow, production did not meet analysts’ expectations, and price discounts on some new models negatively impacted revenues.
The information technology sector detracted significantly from the Index’s return, as sharply higher interest rates lowered the current value of future earnings. The software and services industry declined, as cuts to corporate information technology budgets reduced revenue growth. Slowing growth in cloud-based software sales, which provide software companies with steady revenue streams, further constrained earnings. Changing consumer behavior patterns pressured the IT services industry, as a return to in-
person spending meant slowing revenue growth for companies that provide online payment platforms.
The communication services sector also declined, as the rising interest rate environment negatively impacted the interactive media and services industry, particularly high-
valuation stocks with growth prospects. Demand for online advertisements slowed during the reporting period, as businesses cut back on marketing expenditures in a more challenging economic environment. Stiff competition among companies producing disruptive new artificial intelligence products also pressured the industry, as analysts attempted to chart the potential impact of the new technologies.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 24.8%
Health Care .................................... 14.0
Financials ...................................... 13.4
Consumer Discretionary ............................ 10.4
Industrials ...................................... 9.9
Communication Services ............................ 7.5
Consumer Staples ................................ 6.6
Energy ........................................ 4.6
Real Estate ..................................... 3.1
Materials ...................................... 2.9
Utilities ........................................ 2.8
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Apple, Inc. ...................................... 6.1%
Microsoft Corp. ................................... 5.3
Amazon.com, Inc. ................................. 2.3
NVIDIA Corp. .................................... 1.7
Alphabet, Inc., Class A .............................. 1.5
Tesla, Inc. ....................................... 1.4
Berkshire Hathaway, Inc., Class B ...................... 1.4
Alphabet, Inc., Class C, NVS .......................... 1.3
Meta Platforms, Inc., Class A .......................... 1.2
Exxon Mobil Corp. ................................. 1.1
(a)
Excludes money market funds.

About Fund Performance
9
About Fund Performance / Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2023
iShares
®
Core S&P 500 ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
Boeing Co. (The)
(a)(b)
................. 4,992,067 $ 1,060,464,793
General Dynamics Corp. .............. 1,997,683 455,891,237
Howmet Aerospace, Inc.
(a)
............. 3,268,620 138,491,429
Huntington Ingalls Industries, Inc. ........ 353,457 73,172,668
L3Harris Technologies, Inc. ............ 1,690,241 331,692,894
Lockheed Martin Corp. ............... 2,017,024 953,507,756
Northrop Grumman Corp. ............. 1,277,166 589,693,086
Raytheon Technologies Corp. .......... 13,004,743 1,273,554,482
Textron, Inc.
(a)
..................... 1,853,296 130,898,296
TransDigm Group, Inc. ............... 460,446 339,371,724
5,346,738,365
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.
(a)
......... 1,044,953 103,836,980
Expeditors International of Washington, Inc.
(a)
1,412,695 155,565,973
FedEx Corp. ...................... 2,061,328 470,992,835
United Parcel Service, Inc., Class B ...... 6,478,792 1,256,820,860
1,987,216,648
Automobile Components — 0.1%
Aptiv plc
(a)(b)
....................... 2,405,284 269,848,812
BorgWarner, Inc. ................... 2,078,433 102,071,845
371,920,657
Automobiles — 1.9%
Ford Motor Co. .................... 34,757,308 437,942,081
General Motors Co. ................. 12,380,512 454,117,180
Tesla, Inc.
(a)(b)
..................... 23,875,218 4,953,152,726
5,845,211,987
Banks — 3.1%
Bank of America Corp. ............... 61,958,809 1,772,021,937
Citigroup, Inc. ..................... 17,193,881 806,221,080
Citizens Financial Group, Inc. .......... 4,371,966 132,776,607
Comerica, Inc. ..................... 1,162,627 50,481,264
Fifth Third Bancorp ................. 6,066,577 161,613,611
First Republic Bank
(a)
................ 1,655,227 23,156,626
Huntington Bancshares, Inc. ........... 12,810,442 143,476,950
JPMorgan Chase & Co. .............. 26,038,735 3,393,107,558
KeyCorp ......................... 8,285,369 103,732,820
M&T Bank Corp. ................... 1,502,794 179,689,079
PNC Financial Services Group, Inc. (The) .. 3,559,798 452,450,326
Regions Financial Corp. .............. 8,291,324 153,886,973
Truist Financial Corp. ................ 11,778,593 401,650,021
US Bancorp ...................... 12,367,853 445,861,101
Wells Fargo & Co. .................. 33,826,602 1,264,438,383
Zions Bancorp NA .................. 1,330,435 39,819,920
9,524,384,256
Beverages — 1.8%
Brown-Forman Corp., Class B, NVS ...... 1,623,398 104,335,789
Coca-Cola Co. (The) ................ 34,550,755 2,143,183,333
Constellation Brands, Inc., Class A ....... 1,441,295 325,574,128
Keurig Dr Pepper, Inc. ............... 7,543,462 266,133,339
Molson Coors Beverage Co., Class B ..... 1,668,872 86,247,305
Monster Beverage Corp.
(a)(b)
............ 6,762,173 365,224,964
PepsiCo, Inc. ..................... 12,226,210 2,228,838,083
5,519,536,941
Biotechnology — 2.3%
AbbVie, Inc. ...................... 15,699,226 2,501,985,648
Amgen, Inc. ...................... 4,740,226 1,145,949,635
Biogen, Inc.
(b)
..................... 1,278,335 355,415,480
Gilead Sciences, Inc. ................ 11,069,904 918,469,935
Incyte Corp.
(a)(b)
.................... 1,642,806 118,725,590
Security
Shares
Shares Value
Biotechnology (continued)
Moderna, Inc.
(a)(b)
................... 2,933,007 $ 450,451,215
Regeneron Pharmaceuticals, Inc.
(b)
....... 954,381 784,186,236
Vertex Pharmaceuticals, Inc.
(a)(b)
......... 2,282,237 719,064,412
6,994,248,151
Broadline Retail — 2.8%
Amazon.com, Inc.
(b)
................. 79,141,586 8,174,534,418
eBay, Inc. ........................ 4,817,319 213,744,444
Etsy, Inc.
(a)(b)
...................... 1,115,770 124,218,674
8,512,497,536
Building Products — 0.4%
Allegion plc ....................... 779,836 83,231,896
AO Smith Corp. .................... 1,126,245 77,879,842
Carrier Global Corp. ................. 7,405,290 338,792,018
Johnson Controls International plc ....... 6,100,728 367,385,840
Masco Corp. ...................... 1,999,202 99,400,323
Trane Technologies plc ............... 2,033,548 374,132,161
1,340,822,080
Capital Markets — 2.8%
Ameriprise Financial, Inc. ............. 934,769 286,506,698
Bank of New York Mellon Corp. (The) ..... 6,529,524 296,701,571
BlackRock, Inc.
(c)
................... 1,329,436 889,552,216
Cboe Global Markets, Inc. ............. 941,725 126,417,164
Charles Schwab Corp. (The) ........... 13,540,539 709,253,433
CME Group, Inc., Class A ............. 3,193,349 611,590,200
FactSet Research Systems, Inc. ......... 339,564 140,949,621
Franklin Resources, Inc. .............. 2,531,837 68,207,689
Goldman Sachs Group, Inc. (The) ....... 3,006,152 983,342,381
Intercontinental Exchange, Inc. ......... 4,961,039 517,386,757
Invesco Ltd. ...................... 4,037,341 66,212,392
MarketAxess Holdings, Inc. ............ 334,127 130,740,554
Moody's Corp. ..................... 1,398,637 428,010,895
Morgan Stanley .................... 11,598,119 1,018,314,848
MSCI, Inc. ....................... 709,811 397,274,119
Nasdaq, Inc. ...................... 3,009,256 164,516,026
Northern Trust Corp. ................. 1,850,285 163,065,617
Raymond James Financial, Inc. ......... 1,720,548 160,475,512
S&P Global, Inc. ................... 2,922,372 1,007,546,194
State Street Corp. .................. 3,098,391 234,517,215
T. Rowe Price Group, Inc.
(a)
............ 1,991,168 224,802,867
8,625,383,969
Chemicals — 1.8%
Air Products & Chemicals, Inc. .......... 1,971,467 566,225,037
Albemarle Corp.
(a)
.................. 1,039,996 229,880,716
Celanese Corp. .................... 885,514 96,423,620
CF Industries Holdings, Inc. ............ 1,741,617 126,249,816
Corteva, Inc. ...................... 6,327,871 381,633,900
Dow, Inc. ........................ 6,257,390 343,030,120
DuPont de Nemours, Inc. ............. 4,066,849 291,877,753
Eastman Chemical Co. ............... 1,054,616 88,946,313
Ecolab, Inc. ...................... 2,199,774 364,128,590
FMC Corp. ....................... 1,118,232 136,569,674
International Flavors & Fragrances, Inc. .... 2,263,367 208,139,229
Linde plc ........................ 4,372,341 1,554,104,885
LyondellBasell Industries NV, Class A ..... 2,254,689 211,692,750
Mosaic Co. (The) ................... 3,022,546 138,674,411
PPG Industries, Inc. ................. 2,086,404 278,701,846
Sherwin-Williams Co. (The) ............ 2,093,428 470,539,812
5,486,818,472
Commercial Services & Supplies — 0.5%
Cintas Corp. ...................... 766,766 354,767,293
Copart, Inc.
(a)(b)
.................... 3,805,403 286,204,359
Republic Services, Inc. ............... 1,823,376 246,556,903

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P 500 ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Rollins, Inc.
(a)
..................... 2,054,747 $ 77,114,655
Waste Management, Inc. .............. 3,297,153 537,996,455
1,502,639,665
Communications Equipment — 0.9%
Arista Networks, Inc.
(b)
............... 2,197,238 368,828,371
Cisco Systems, Inc. ................. 36,468,613 1,906,396,744
F5, Inc.
(a)(b)
....................... 533,704 77,755,336
Juniper Networks, Inc. ............... 2,875,893 98,988,237
Motorola Solutions, Inc. .............. 1,484,297 424,701,901
2,876,670,589
Construction & Engineering — 0.1%
Quanta Services, Inc.
(a)
............... 1,268,576 211,395,505
Construction Materials — 0.1%
(a)
Martin Marietta Materials, Inc. .......... 551,204 195,710,492
Vulcan Materials Co. ................ 1,179,858 202,416,439
398,126,931
Consumer Finance — 0.5%
American Express Co. ............... 5,285,077 871,773,451
Capital One Financial Corp. ............ 3,384,885 325,490,542
Discover Financial Services ............ 2,370,243 234,274,818
Synchrony Financial ................. 3,879,661 112,820,542
1,544,359,353
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. .............. 3,939,085 1,957,213,164
Dollar General Corp. ................ 1,984,706 417,701,225
Dollar Tree, Inc.
(a)(b)
................. 1,845,694 264,949,374
Kroger Co. (The) ................... 5,782,620 285,487,949
Sysco Corp. ...................... 4,506,130 348,008,420
Target Corp. ...................... 4,086,273 676,809,397
Walgreens Boots Alliance, Inc. .......... 6,354,999 219,755,865
Walmart, Inc. ...................... 12,448,895 1,835,589,568
6,005,514,962
Containers & Packaging — 0.3%
Amcor plc ........................ 13,189,624 150,097,921
Avery Dennison Corp. ................ 718,806 128,615,958
Ball Corp.
(a)
....................... 2,786,766 153,578,674
International Paper Co. ............... 3,157,387 113,855,375
Packaging Corp. of America ........... 821,465 114,043,986
Sealed Air Corp. ................... 1,284,176 58,956,520
WestRock Co. ..................... 2,260,603 68,880,574
788,029,008
Distributors — 0.1%
Genuine Parts Co. .................. 1,251,369 209,366,547
LKQ Corp. ....................... 2,253,169 127,889,873
Pool Corp.
(a)
...................... 346,686 118,719,154
455,975,574
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ........................ 63,276,923 1,218,080,768
Verizon Communications, Inc. .......... 37,283,357 1,449,949,753
2,668,030,521
Electric Utilities — 1.9%
Alliant Energy Corp. ................. 2,228,384 118,995,706
American Electric Power Co., Inc. ........ 4,561,685 415,067,718
Constellation Energy Corp. ............ 2,903,029 227,887,777
Duke Energy Corp. ................. 6,835,455 659,416,344
Edison International ................. 3,389,994 239,299,676
Entergy Corp. ..................... 1,806,352 194,616,364
Evergy, Inc. ....................... 2,037,642 124,540,679
Eversource Energy ................. 3,091,999 241,979,842
Security
Shares
Shares Value
Electric Utilities (continued)
Exelon Corp. ...................... 8,821,696 $ 369,540,845
FirstEnergy Corp. .................. 4,821,816 193,161,949
NextEra Energy, Inc. ................ 17,640,509 1,359,730,434
NRG Energy, Inc. ................... 2,045,155 70,128,365
PG&E Corp.
(a)(b)
.................... 14,292,709 231,113,105
Pinnacle West Capital Corp. ........... 1,004,347 79,584,456
PPL Corp. ....................... 6,536,460 181,648,223
Southern Co. (The) ................. 9,664,421 672,450,413
Xcel Energy, Inc. ................... 4,858,040 327,626,218
5,706,788,114
Electrical Equipment — 0.6%
AMETEK, Inc.
(a)
.................... 2,038,694 296,283,399
Eaton Corp. plc .................... 3,530,459 604,908,845
Emerson Electric Co. ................ 5,072,470 442,015,036
Generac Holdings, Inc.
(a)(b)
............. 562,243 60,727,867
Rockwell Automation, Inc. ............. 1,018,923 299,002,954
1,702,938,101
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A ............. 5,278,459 431,355,669
CDW Corp. ....................... 1,201,893 234,236,927
Corning, Inc. ...................... 6,757,602 238,408,199
Keysight Technologies, Inc.
(b)
........... 1,583,177 255,651,422
TE Connectivity Ltd. ................. 2,809,257 368,434,056
Teledyne Technologies, Inc.
(a)(b)
......... 416,086 186,140,233
Trimble, Inc.
(a)(b)
.................... 2,189,358 114,766,146
Zebra Technologies Corp., Class A
(a)(b)
..... 458,323 145,746,714
1,974,739,366
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A ............ 8,930,487 257,733,855
Halliburton Co. .................... 8,025,733 253,934,192
Schlumberger NV .................. 12,607,351 619,020,934
1,130,688,981
Entertainment — 1.4%
Activision Blizzard, Inc. ............... 6,322,279 541,123,860
Electronic Arts, Inc. ................. 2,312,650 278,558,692
Live Nation Entertainment, Inc.
(a)(b)
....... 1,265,503 88,585,210
Netflix, Inc.
(b)
...................... 3,953,447 1,365,836,870
Take-Two Interactive Software, Inc.
(a)(b)
.... 1,407,512 167,916,182
Walt Disney Co. (The)
(b)
.............. 16,216,991 1,623,807,309
Warner Bros Discovery, Inc.
(a)(b)
......... 19,617,265 296,220,701
4,362,048,824
Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B
(b)
...... 15,994,292 4,938,557,541
Fidelity National Information Services, Inc. .. 5,267,576 286,187,404
Fiserv, Inc.
(a)(b)
..................... 5,637,297 637,183,680
FleetCor Technologies, Inc.
(a)(b)
.......... 654,719 138,047,501
Global Payments, Inc. ............... 2,335,441 245,781,811
Jack Henry & Associates, Inc. .......... 647,935 97,656,763
Mastercard, Inc., Class A .............. 7,489,889 2,721,900,562
PayPal Holdings, Inc.
(b)
............... 10,043,449 762,699,517
Visa, Inc., Class A
(a)
................. 14,425,116 3,252,286,653
13,080,301,432
Food Products — 1.2%
Archer-Daniels-Midland Co. ............ 4,856,453 386,865,046
Bunge Ltd. ....................... 1,329,827 127,025,075
Campbell Soup Co. ................. 1,781,156 97,927,957
Conagra Brands, Inc. ................ 4,231,072 158,919,064
General Mills, Inc. .................. 5,234,127 447,308,494
Hershey Co. (The) .................. 1,304,669 331,920,840
Hormel Foods Corp. ................. 2,570,880 102,526,695
JM Smucker Co. (The) ............... 946,644 148,973,366

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P 500 ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Kellogg Co. ....................... 2,272,224 $ 152,148,119
Kraft Heinz Co. (The) ................ 7,068,120 273,324,200
Lamb Weston Holdings, Inc. ........... 1,277,177 133,490,540
McCormick & Co., Inc., NVS ........... 2,225,701 185,200,580
Mondelez International, Inc., Class A ...... 12,102,405 843,779,677
Tyson Foods, Inc., Class A ............ 2,535,463 150,403,665
3,539,813,318
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 1,270,911 142,799,560
Ground Transportation — 0.8%
CSX Corp. ....................... 18,663,559 558,786,957
JB Hunt Transport Services, Inc. ........ 736,737 129,267,874
Norfolk Southern Corp. ............... 2,022,068 428,678,416
Old Dominion Freight Line, Inc.
(a)
........ 804,245 274,118,866
Union Pacific Corp. ................. 5,431,755 1,093,195,011
2,484,047,124
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories ................. 15,478,127 1,567,315,140
Align Technology, Inc.
(a)(b)
.............. 644,889 215,483,210
Baxter International, Inc. .............. 4,480,117 181,713,546
Becton Dickinson & Co. .............. 2,520,246 623,861,695
Boston Scientific Corp.
(a)(b)
............. 12,714,985 636,130,700
Cooper Cos., Inc. (The)
(a)
............. 438,142 163,584,697
Dentsply Sirona, Inc. ................ 1,907,837 74,939,837
Dexcom, Inc.
(a)(b)
................... 3,430,270 398,528,769
Edwards Lifesciences Corp.
(b)
.......... 5,488,442 454,058,807
GE HealthCare Technologies, Inc.
(a)(b)
..... 3,223,275 264,405,248
Hologic, Inc.
(a)(b)
.................... 2,188,725 176,630,108
IDEXX Laboratories, Inc.
(b)
............. 735,201 367,659,316
Insulet Corp.
(a)(b)
.................... 616,531 196,648,728
Intuitive Surgical, Inc.
(b)
............... 3,110,506 794,640,968
Medtronic plc ..................... 11,808,341 951,988,451
ResMed, Inc. ..................... 1,304,134 285,592,305
STERIS plc ....................... 881,373 168,589,027
Stryker Corp. ..................... 2,993,062 854,429,409
Teleflex, Inc.
(a)
..................... 416,398 105,477,777
Zimmer Biomet Holdings, Inc. .......... 1,862,917 240,688,876
8,722,366,614
Health Care Providers & Services — 3.0%
AmerisourceBergen Corp. ............. 1,436,376 229,978,161
Cardinal Health, Inc. ................. 2,287,122 172,677,711
Centene Corp.
(a)(b)
.................. 4,889,170 309,044,436
Cigna Group (The) .................. 2,651,435 677,521,185
CVS Health Corp. .................. 11,399,351 847,085,773
DaVita, Inc.
(a)(b)
.................... 486,879 39,490,756
Elevance Health, Inc. ................ 2,120,118 974,851,458
HCA Healthcare, Inc. ................ 1,882,293 496,323,018
Henry Schein, Inc.
(a)(b)
................ 1,203,293 98,116,511
Humana, Inc. ..................... 1,109,414 538,576,120
Laboratory Corp. of America Holdings ..... 786,521 180,443,648
McKesson Corp. ................... 1,215,631 432,825,418
Molina Healthcare, Inc.
(a)(b)
............. 518,425 138,673,503
Quest Diagnostics, Inc. ............... 985,379 139,411,421
UnitedHealth Group, Inc. .............. 8,294,435 3,919,867,037
Universal Health Services, Inc., Class B
(a)
.. 569,558 72,390,822
9,267,276,978
Health Care REITs — 0.2%
Healthpeak Properties, Inc. ............ 4,853,895 106,640,073
Ventas, Inc. ...................... 3,550,831 153,928,524
Welltower, Inc. ..................... 4,194,692 300,717,469
561,286,066
Security
Shares
Shares Value
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............ 6,347,465 $ 104,669,698
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.
(b)
.............. 344,351 913,360,036
Caesars Entertainment, Inc.
(b)
.......... 1,904,753 92,970,994
Carnival Corp.
(a)(b)
................... 8,896,177 90,296,196
Chipotle Mexican Grill, Inc.
(a)(b)
.......... 245,223 418,911,999
Darden Restaurants, Inc. ............. 1,080,388 167,633,002
Domino's Pizza, Inc. ................. 314,255 103,663,297
Expedia Group, Inc.
(a)(b)
............... 1,312,284 127,330,916
Hilton Worldwide Holdings, Inc. ......... 2,365,349 333,206,714
Las Vegas Sands Corp.
(b)
............. 2,917,403 167,604,802
Marriott International, Inc., Class A ....... 2,388,489 396,584,713
McDonald's Corp. .................. 6,501,918 1,818,001,292
MGM Resorts International ............ 2,793,149 124,071,678
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 3,745,697 50,379,625
Royal Caribbean Cruises Ltd.
(a)(b)
........ 1,948,599 127,243,515
Starbucks Corp. .................... 10,202,620 1,062,398,821
Wynn Resorts Ltd.
(b)
................. 915,360 102,437,938
Yum! Brands, Inc. .................. 2,485,633 328,302,407
6,424,397,945
Household Durables — 0.3%
DR Horton, Inc.
(a)
................... 2,774,013 270,993,330
Garmin Ltd. ....................... 1,361,136 137,365,845
Lennar Corp., Class A ................ 2,250,744 236,575,702
Mohawk Industries, Inc.
(a)(b)
............ 468,523 46,955,375
Newell Brands, Inc. ................. 3,337,429 41,517,617
NVR, Inc.
(a)(b)
...................... 26,849 149,607,729
PulteGroup, Inc. ................... 2,002,668 116,715,491
Whirlpool Corp. .................... 483,801 63,871,408
1,063,602,497
Household Products — 1.5%
Church & Dwight Co., Inc. ............. 2,164,859 191,395,184
Clorox Co. (The) ................... 1,096,550 173,518,072
Colgate-Palmolive Co. ............... 7,414,374 557,190,206
Kimberly-Clark Corp. ................ 2,996,113 402,138,287
Procter & Gamble Co. (The) ........... 20,942,668 3,113,965,305
4,438,207,054
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ................... 5,929,550 142,783,564
Industrial Conglomerates — 0.8%
3M Co. .......................... 4,886,906 513,662,690
General Electric Co.
(a)
................ 9,669,832 924,435,939
Honeywell International, Inc. ........... 5,931,243 1,133,579,162
2,571,677,791
Industrial REITs — 0.3%
Prologis, Inc. ...................... 8,194,405 1,022,415,912
Insurance — 2.2%
Aflac, Inc. ........................ 4,970,222 320,678,723
Allstate Corp. (The) ................. 2,334,710 258,709,215
American International Group, Inc. ....... 6,595,600 332,154,416
Aon plc, Class A ................... 1,823,370 574,890,327
Arch Capital Group Ltd.
(a)(b)
............ 3,283,439 222,847,005
Arthur J Gallagher & Co. .............. 1,882,795 360,197,511
Assurant, Inc. ..................... 471,293 56,588,151
Brown & Brown, Inc. ................. 2,086,663 119,816,190
Chubb Ltd. ....................... 3,684,486 715,453,492
Cincinnati Financial Corp. ............. 1,395,357 156,391,613
Everest Re Group Ltd. ............... 347,702 124,484,270
Globe Life, Inc. .................... 802,791 88,323,066
Hartford Financial Services Group, Inc. (The) 2,797,222 194,938,401

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P 500 ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Lincoln National Corp. ............... 1,366,186 $ 30,698,199
Loews Corp.
(a)
..................... 1,731,510 100,462,210
Marsh & McLennan Cos., Inc. .......... 4,394,208 731,855,342
MetLife, Inc. ...................... 5,850,692 338,989,095
Principal Financial Group, Inc. .......... 2,020,063 150,131,082
Progressive Corp. (The) .............. 5,192,301 742,810,581
Prudential Financial, Inc.
(a)
............. 3,266,805 270,295,446
Travelers Cos., Inc. (The) ............. 2,051,522 351,651,386
Willis Towers Watson plc .............. 947,687 220,223,505
WR Berkley Corp. .................. 1,808,282 112,583,637
6,575,172,863
Interactive Media & Services — 4.8%
(b)
Alphabet, Inc., Class A ............... 52,872,800 5,484,495,544
Alphabet, Inc., Class C, NVS ........... 46,092,009 4,793,568,936
Match Group, Inc.
(a)
................. 2,479,462 95,186,546
Meta Platforms, Inc., Class A ........... 19,758,631 4,187,644,254
14,560,895,280
IT Services — 1.2%
Accenture plc, Class A ............... 5,590,360 1,597,780,792
Akamai Technologies, Inc.
(a)(b)
........... 1,395,874 109,296,934
Cognizant Technology Solutions Corp., Class A 4,518,512 275,312,936
DXC Technology Co.
(a)(b)
.............. 2,020,191 51,636,082
EPAM Systems, Inc.
(a)(b)
.............. 510,580 152,663,420
Gartner, Inc.
(a)(b)
.................... 701,529 228,537,102
International Business Machines Corp. .... 8,026,134 1,052,145,906
VeriSign, Inc.
(a)(b)
................... 813,238 171,861,587
3,639,234,759
Leisure Products — 0.0%
Hasbro, Inc. ...................... 1,153,716 61,943,012
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc. ............. 2,626,409 363,337,421
Bio-Rad Laboratories, Inc., Class A
(b)
...... 191,133 91,556,530
Bio-Techne Corp. ................... 1,396,168 103,581,704
Charles River Laboratories International, Inc.
(a)
(b)
........................... 451,690 91,160,076
Danaher Corp. .................... 5,818,779 1,466,565,059
Illumina, Inc.
(a)(b)
.................... 1,396,391 324,730,727
IQVIA Holdings, Inc.
(a)(b)
............... 1,648,503 327,870,762
Mettler-Toledo International, Inc.
(a)(b)
...... 196,253 300,308,303
PerkinElmer, Inc. ................... 1,121,352 149,431,367
Thermo Fisher Scientific, Inc. ........... 3,481,627 2,006,705,354
Waters Corp.
(a)(b)
................... 527,394 163,297,004
West Pharmaceutical Services, Inc. ...... 657,224 227,708,399
5,616,252,706
Machinery — 1.8%
Caterpillar, Inc. .................... 4,619,781 1,057,190,684
Cummins, Inc. ..................... 1,254,366 299,642,950
Deere & Co. ...................... 2,400,542 991,135,781
Dover Corp. ...................... 1,240,281 188,448,295
Fortive Corp.
(a)
..................... 3,132,757 213,560,045
IDEX Corp.
(a)
...................... 669,535 154,682,671
Illinois Tool Works, Inc. ............... 2,464,422 599,963,536
Ingersoll Rand, Inc.
(a)
................ 3,594,610 209,134,410
Nordson Corp. ..................... 477,144 106,050,026
Otis Worldwide Corp. ................ 3,682,873 310,834,481
PACCAR, Inc. ..................... 4,633,902 339,201,626
Parker-Hannifin Corp. ................ 1,138,627 382,703,921
Pentair plc ....................... 1,460,292 80,710,339
Snap-on, Inc. ..................... 471,490 116,406,166
Stanley Black & Decker, Inc. ........... 1,313,327 105,827,890
Westinghouse Air Brake Technologies Corp. . 1,614,467 163,158,035
Security
Shares
Shares Value
Machinery (continued)
Xylem, Inc. ....................... 1,600,159 $ 167,536,647
5,486,187,503
Media — 0.8%
Charter Communications, Inc., Class A
(a)(b)
.. 935,029 334,375,721
Comcast Corp., Class A .............. 37,343,093 1,415,676,656
DISH Network Corp., Class A
(a)(b)
........ 2,226,837 20,776,389
Fox Corp., Class A, NVS
(a)
............. 2,635,816 89,749,535
Fox Corp., Class B .................. 1,221,604 38,248,421
Interpublic Group of Cos., Inc. (The) ...... 3,449,027 128,441,765
News Corp., Class A, NVS
(a)
........... 3,398,155 58,686,137
News Corp., Class B ................ 1,043,873 18,194,706
Omnicom Group, Inc. ................ 1,799,542 169,768,792
Paramount Global, Class B, NVS ........ 4,483,247 100,021,241
2,373,939,363
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. .............. 12,688,447 519,084,367
Newmont Corp. .................... 7,046,204 345,404,920
Nucor Corp. ...................... 2,245,939 346,930,197
Steel Dynamics, Inc. ................. 1,480,637 167,400,819
1,378,820,303
Multi-Utilities — 0.8%
Ameren Corp. ..................... 2,294,977 198,263,063
CenterPoint Energy, Inc. .............. 5,588,542 164,638,447
CMS Energy Corp. .................. 2,585,609 158,704,681
Consolidated Edison, Inc. ............. 3,150,194 301,379,060
Dominion Energy, Inc. ................ 7,397,167 413,575,607
DTE Energy Co. ................... 1,719,881 188,395,765
NiSource, Inc. ..................... 3,605,332 100,805,083
Public Service Enterprise Group, Inc. ..... 4,429,296 276,609,535
Sempra Energy .................... 2,790,401 421,797,015
WEC Energy Group, Inc. .............. 2,800,209 265,431,811
2,489,600,067
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 1,398,255 175,606,846
Boston Properties, Inc. ............... 1,266,352 68,534,970
244,141,816
Oil, Gas & Consumable Fuels — 4.2%
APA Corp. ....................... 2,853,996 102,915,096
Chevron Corp. ..................... 15,792,159 2,576,648,662
ConocoPhillips .................... 10,864,444 1,077,861,489
Coterra Energy, Inc. ................. 6,999,394 171,765,129
Devon Energy Corp. ................. 5,803,063 293,693,018
Diamondback Energy, Inc. ............. 1,631,440 220,521,745
EOG Resources, Inc. ................ 5,214,381 597,724,494
EQT Corp. ....................... 3,258,362 103,974,331
Exxon Mobil Corp. .................. 36,556,466 4,008,782,062
Hess Corp.
(a)
...................... 2,463,222 325,982,799
Kinder Morgan, Inc. ................. 17,561,337 307,499,011
Marathon Oil Corp. .................. 5,637,654 135,078,190
Marathon Petroleum Corp. ............ 4,030,272 543,401,574
Occidental Petroleum Corp.
(a)
........... 6,454,922 402,980,780
ONEOK, Inc. ...................... 3,967,710 252,108,293
Phillips 66 ........................ 4,136,810 419,389,798
Pioneer Natural Resources Co. ......... 2,109,224 430,787,910
Targa Resources Corp. ............... 2,009,588 146,599,445
Valero Energy Corp. ................. 3,438,976 480,081,050
Williams Cos., Inc. (The) .............. 10,812,490 322,860,951
12,920,655,827
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)(b)
............. 1,131,317 47,470,061
American Airlines Group, Inc.
(a)(b)
........ 5,775,881 85,194,245

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P 500 ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
Delta Air Lines, Inc.
(b)
................ 5,692,432 $ 198,779,725
Southwest Airlines Co. ............... 5,275,624 171,668,805
United Airlines Holdings, Inc.
(a)(b)
......... 2,902,227 128,423,545
631,536,381
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 2,056,674 506,887,874
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co. .............. 18,874,414 1,308,185,634
Catalent, Inc.
(a)(b)
................... 1,598,679 105,049,197
Eli Lilly & Co. ..................... 7,001,005 2,404,285,137
Johnson & Johnson ................. 23,209,404 3,597,457,620
Merck & Co., Inc. ................... 22,507,305 2,394,552,179
Organon & Co. .................... 2,260,429 53,165,290
Pfizer, Inc. ....................... 49,830,731 2,033,093,825
Viatris, Inc. ....................... 10,765,296 103,562,148
Zoetis, Inc., Class A ................. 4,137,451 688,637,344
12,687,988,374
Professional Services — 0.8%
Automatic Data Processing, Inc. ......... 3,678,326 818,905,717
Broadridge Financial Solutions, Inc. ...... 1,044,794 153,135,457
CoStar Group, Inc.
(a)(b)
................ 3,610,273 248,567,296
Equifax, Inc.
(a)
..................... 1,087,475 220,583,429
Jacobs Solutions, Inc. ................ 1,124,854 132,181,593
Leidos Holdings, Inc. ................ 1,213,411 111,706,617
Paychex, Inc. ..................... 2,847,941 326,345,559
Robert Half International, Inc. ........... 956,068 77,030,399
Verisk Analytics, Inc.
(a)
............... 1,388,307 266,360,581
2,354,816,648
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)(b)
.......... 2,804,745 204,213,483
Residential REITs — 0.3%
AvalonBay Communities, Inc. .......... 1,241,875 208,709,512
Camden Property Trust ............... 977,684 102,500,391
Equity Residential .................. 3,023,491 181,409,460
Essex Property Trust, Inc. ............. 573,490 119,939,699
Invitation Homes, Inc. ................ 5,156,245 161,029,531
Mid-America Apartment Communities, Inc. .. 1,025,145 154,837,901
UDR, Inc. ........................ 2,745,306 112,722,264
1,041,148,758
Retail REITs — 0.3%
Federal Realty Investment Trust ......... 649,956 64,235,152
Kimco Realty Corp. ................. 5,490,439 107,228,274
Realty Income Corp. ................. 5,567,370 352,525,868
Regency Centers Corp. .............. 1,367,193 83,644,868
Simon Property Group, Inc. ............ 2,902,387 324,980,272
932,614,434
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.
(a)(b)
........ 14,313,263 1,402,842,907
Analog Devices, Inc. ................. 4,499,462 887,383,896
Applied Materials, Inc. ............... 7,484,228 919,287,725
Broadcom, Inc. .................... 3,709,659 2,379,894,635
Enphase Energy, Inc.
(a)(b)
.............. 1,206,645 253,733,311
First Solar, Inc.
(a)(b)
.................. 880,137 191,429,798
Intel Corp. ....................... 36,725,093 1,199,808,788
KLA Corp. ........................ 1,229,306 490,702,076
Lam Research Corp. ................ 1,197,837 634,997,350
Microchip Technology, Inc. ............. 4,862,925 407,415,856
Micron Technology, Inc. ............... 9,686,618 584,490,530
Monolithic Power Systems, Inc. ......... 397,255 198,842,018
NVIDIA Corp. ..................... 21,838,008 6,065,943,482
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV
(a)
............ 2,300,396 $ 428,966,344
ON Semiconductor Corp.
(a)(b)
........... 3,834,678 315,670,693
Qorvo, Inc.
(b)
...................... 886,720 90,064,150
QUALCOMM, Inc. .................. 9,898,115 1,262,801,512
Skyworks Solutions, Inc. .............. 1,411,251 166,499,393
SolarEdge Technologies, Inc.
(a)(b)
........ 496,203 150,820,902
Teradyne, Inc.
(a)
.................... 1,382,689 148,652,894
Texas Instruments, Inc. ............... 8,044,614 1,496,378,650
19,676,626,910
Software — 9.4%
Adobe, Inc.
(b)
...................... 4,064,022 1,566,152,158
ANSYS, Inc.
(a)(b)
.................... 773,318 257,360,231
Autodesk, Inc.
(a)(b)
................... 1,915,413 398,712,370
Cadence Design Systems, Inc.
(b)
........ 2,435,166 511,604,025
Ceridian HCM Holding, Inc.
(a)(b)
.......... 1,365,823 100,005,560
Fair Isaac Corp.
(a)(b)
................. 223,309 156,917,001
Fortinet, Inc.
(a)(b)
.................... 5,756,234 382,559,312
Gen Digital, Inc. .................... 5,049,576 86,650,724
Intuit, Inc. ........................ 2,493,832 1,111,825,121
Microsoft Corp. .................... 66,080,421 19,050,985,374
Oracle Corp. ...................... 13,643,097 1,267,716,573
Paycom Software, Inc.
(a)(b)
............. 428,029 130,125,096
PTC, Inc.
(a)(b)
...................... 944,840 121,156,833
Roper Technologies, Inc. .............. 941,457 414,890,685
Salesforce, Inc.
(b)
................... 8,877,249 1,773,496,805
ServiceNow, Inc.
(a)(b)
................. 1,802,084 837,464,477
Synopsys, Inc.
(a)(b)
.................. 1,353,048 522,614,790
Tyler Technologies, Inc.
(a)(b)
............ 369,641 131,089,484
28,821,326,619
Specialized REITs — 1.2%
American Tower Corp. ............... 4,133,297 844,597,909
Crown Castle, Inc. .................. 3,843,816 514,456,333
Digital Realty Trust, Inc. .............. 2,552,392 250,925,658
Equinix, Inc. ...................... 821,501 592,335,081
Extra Space Storage, Inc. ............. 1,188,860 193,700,960
Iron Mountain, Inc.
(a)
................. 2,580,722 136,546,001
Public Storage ..................... 1,403,276 423,985,811
SBA Communications Corp., Class A ...... 958,457 250,224,369
VICI Properties, Inc. ................. 8,910,012 290,644,591
Weyerhaeuser Co. .................. 6,505,170 196,000,772
3,693,417,485
Specialty Retail — 2.2%
Advance Auto Parts, Inc. .............. 526,022 63,969,536
AutoZone, Inc.
(b)
................... 166,604 409,537,623
Bath & Body Works, Inc. .............. 2,027,711 74,173,669
Best Buy Co., Inc. .................. 1,748,131 136,826,213
CarMax, Inc.
(a)(b)
.................... 1,402,820 90,173,270
Home Depot, Inc. (The) .............. 9,047,535 2,670,108,529
Lowe's Cos., Inc. ................... 5,368,103 1,073,459,557
O'Reilly Automotive, Inc.
(a)(b)
............ 553,539 469,943,540
Ross Stores, Inc. ................... 3,057,053 324,445,035
TJX Cos., Inc. (The) ................. 10,257,676 803,791,491
Tractor Supply Co. .................. 980,608 230,482,104
Ulta Beauty, Inc.
(b)
.................. 451,708 246,483,504
6,593,394,071
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc. ....................... 132,027,812 21,771,386,198
Hewlett Packard Enterprise Co. ......... 11,379,017 181,267,741
HP, Inc. ......................... 7,672,499 225,187,846
NetApp, Inc. ...................... 1,913,683 122,188,659
Seagate Technology Holdings plc ........ 1,704,683 112,713,640

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P 500 ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(b)
............... 2,834,689 $ 106,782,734
22,519,526,818
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B ................. 11,058,059 1,356,160,355
Ralph Lauren Corp., Class A ........... 365,852 42,683,953
Tapestry, Inc. ...................... 2,095,709 90,346,015
VF Corp. ........................ 2,929,067 67,104,925
1,556,295,248
Tobacco — 0.7%
Altria Group, Inc. ................... 15,850,621 707,254,709
Philip Morris International, Inc. .......... 13,761,775 1,338,332,619
2,045,587,328
Trading Companies & Distributors — 0.3%
Fastenal Co. ...................... 5,067,425 273,336,905
United Rentals, Inc.
(a)
................ 615,738 243,684,471
WW Grainger, Inc. .................. 399,209 274,979,151
792,000,527
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 1,713,019 250,940,153
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.
(a)(b)
................. 5,257,980 $ 761,565,823
Total Long-Term Investments — 99.7%
(Cost: $289,750,787,893) .......................... 304,865,100,542
Short-Term Securities
Money Market Funds — 1.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(e)
............ 2,492,468,387 2,493,216,128
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 528,291,394 528,291,394
Total Short-Term Securities — 1.0%
(Cost: $3,019,922,809) ........................... 3,021,507,522
Total Investments — 100.7%
(Cost: $292,770,710,702 ) .......................... 307,886,608,064
Liabilities in Excess of Other Assets — (0.7)% ............ (2,231,062,577)
Net Assets — 100.0% ..............................
$ 305,655,545,487
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,352,577,512 $ 1,138,942,280
(a)
$ — $ 554,401 $ 1,141,935 $ 2,493,216,128 2,492,468,387 $ 7,369,118
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 533,120,000 — (4,828,606)
(a)
— — 528,291,394 528,291,394 14,606,759 341
BlackRock, Inc. ............ 944,757,890 251,028,574 (195,248,413) 50,060,693 (161,046,528) 889,552,216 1,329,436 25,533,844 —
$ 50,615,094 $ (159,904,593) $ 3,911,059,738 $ 47,509,721 $ 341
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P 500 ETF
16
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3,768 06/16/23 $ 779,552 $ 41,059,134
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 41,059,134 $ — $ — $ — $ 41,059,134
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (121,340,034) $ — $ — $ — $ (121,340,034)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (1,773,908) $ — $ — $ — $ (1,773,908)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 704,979,575

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P 500 ETF
Schedules of Investments
17
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 304,865,100,542 $ — $ — $ 304,865,100,542
Short-Term Securities
Money Market Funds ...................................... 3,021,507,522 — — 3,021,507,522
$ 307,886,608,064 $ — $ — $ 307,886,608,064
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 41,059,134 $ — $ — $ 41,059,134
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
AAR Corp.
(a)
...................... 35,578 $ 1,940,780
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 73,330 4,118,946
AeroVironment, Inc.
(a)
................ 27,912 2,558,414
Air Industries Group
(a)
................ 2 8
Archer Aviation, Inc., Class A
(a)(b)
......... 164,497 470,461
Astra Space, Inc., Class A
(a)(b)
........... 154,629 65,717
Astronics Corp.
(a)
................... 37,481 500,746
Axon Enterprise, Inc.
(a)
............... 68,498 15,401,775
Boeing Co. (The)
(a)
.................. 573,193 121,763,389
BWX Technologies, Inc. .............. 89,212 5,623,924
Byrna Technologies, Inc.
(a)(b)
............ 34,871 264,671
Cadre Holdings, Inc. ................. 15,387 331,436
Curtiss-Wright Corp. ................. 38,837 6,845,410
Ducommun, Inc.
(a)(b)
................. 9,273 507,326
General Dynamics Corp. .............. 227,026 51,809,603
HEICO Corp.
(b)
.................... 38,696 6,618,564
HEICO Corp., Class A ................ 72,179 9,809,126
Hexcel Corp. ...................... 85,251 5,818,381
Howmet Aerospace, Inc. .............. 370,661 15,704,907
Huntington Ingalls Industries, Inc. ........ 40,463 8,376,650
Kaman Corp. ..................... 26,989 616,969
Kratos Defense & Security Solutions, Inc.
(a)(b)
126,055 1,699,221
L3Harris Technologies, Inc. ............ 193,856 38,042,301
Lockheed Martin Corp. ............... 230,634 109,027,611
Maxar Technologies, Inc. .............. 74,968 3,827,866
Mercury Systems, Inc.
(a)
.............. 63,675 3,255,066
Momentus, Inc., Class A
(a)
............. 90 53
Moog, Inc., Class A ................. 29,035 2,925,276
National Presto Industries, Inc. .......... 8,224 592,868
Northrop Grumman Corp. ............. 146,183 67,495,615
Parsons Corp.
(a)
.................... 29,258 1,309,003
Raytheon Technologies Corp. .......... 1,487,323 145,653,541
Rocket Lab USA, Inc.
(a)(b)
.............. 259,223 1,047,261
SIFCO Industries, Inc.
(a)(b)
............. 614 1,846
Spirit AeroSystems Holdings, Inc., Class A .. 107,348 3,706,726
Textron, Inc.
(b)
..................... 210,736 14,884,284
TransDigm Group, Inc. ............... 52,680 38,827,794
Triumph Group, Inc.
(a)
................ 85,267 988,245
V2X, Inc.
(a)
....................... 9,290 368,999
Virgin Galactic Holdings, Inc.
(a)(b)
......... 291,896 1,182,179
VirTra, Inc.
(a)
...................... 9 36
Woodward, Inc. .................... 63,495 6,182,508
700,165,502
Air Freight & Logistics — 0.6%
Air T, Inc.
(a)(b)
...................... 379 9,172
Air Transport Services Group, Inc.
(a)
...... 57,094 1,189,268
CH Robinson Worldwide, Inc. .......... 119,359 11,860,704
Expeditors International of Washington, Inc. . 160,474 17,671,397
FedEx Corp. ...................... 236,245 53,979,620
Forward Air Corp. .................. 27,983 3,015,448
GXO Logistics, Inc.
(a)
................ 121,985 6,155,363
Hub Group, Inc., Class A
(a)
............. 32,973 2,767,753
United Parcel Service, Inc., Class B ...... 743,701 144,270,557
240,919,282
Automobile Components — 0.3%
Adient plc
(a)(b)
...................... 95,962 3,930,604
American Axle & Manufacturing Holdings, Inc.
(a)
108,089 844,175
Aptiv plc
(a)
........................ 276,333 31,001,799
Autoliv, Inc. ....................... 79,218 7,395,793
BorgWarner, Inc. ................... 237,431 11,660,236
Cooper-Standard Holdings, Inc.
(a)(b)
....... 15,930 226,843
Dana, Inc. ........................ 137,796 2,073,830
Security
Shares
Shares Value
Automobile Components (continued)
Dorman Products, Inc.
(a)
.............. 27,709 $ 2,390,178
Fox Factory Holding Corp.
(a)
............ 43,491 5,278,503
Garrett Motion, Inc.
(a)(b)
............... 70,933 543,347
Gentex Corp. ..................... 237,699 6,662,703
Gentherm, Inc.
(a)
................... 33,577 2,028,722
Goodyear Tire & Rubber Co. (The)
(a)
...... 296,916 3,272,014
Holley, Inc.
(a)(b)
..................... 72 197
LCI Industries ..................... 26,892 2,954,624
Lear Corp. ....................... 61,517 8,581,006
Luminar Technologies, Inc., Class A
(a)(b)
.... 254,688 1,652,925
Mobileye Global, Inc., Class A
(a)(b)
........ 47,081 2,037,195
Modine Manufacturing Co.
(a)
........... 62,827 1,448,162
Motorcar Parts of America, Inc.
(a)
........ 36 268
Patrick Industries, Inc.
(b)
.............. 26,085 1,794,909
QuantumScape Corp., Class A
(a)(b)
....... 267,801 2,190,612
Solid Power, Inc., Class A
(a)(b)
........... 110,842 333,635
Spruce Power Holding Corp., Class A
(a)(b)
... 94,134 77,190
Standard Motor Products, Inc. .......... 25,271 932,753
Stoneridge, Inc.
(a)
................... 27,111 506,976
Superior Industries International, Inc.
(a)
.... 71,776 355,291
Visteon Corp.
(a)
.................... 28,529 4,474,203
XPEL, Inc.
(a)(c)
..................... 22,788 1,548,445
106,197,138
Automobiles — 1.7%
Arcimoto, Inc.
(a)
.................... 45 63
Canoo, Inc., Class A
(a)(b)
.............. 259,139 169,114
Faraday Future Intelligent Electric, Inc.
(a)(b)
.. 108,670 38,480
Fisker, Inc., Class A
(a)(b)
............... 155,713 956,078
Ford Motor Co. .................... 4,009,110 50,514,786
General Motors Co. ................. 1,425,093 52,272,411
Harley-Davidson, Inc. ................ 132,727 5,039,644
Lordstown Motors Corp., Class A
(a)(b)
...... 243 161
Lucid Group, Inc.
(a)(b)
................. 664,135 5,339,645
Mullen Automotive, Inc.
(a)(b)
............ 356,686 46,833
Rivian Automotive, Inc., Class A
(a)(b)
....... 555,887 8,605,131
Tesla, Inc.
(a)
....................... 2,737,728 567,969,051
Thor Industries, Inc. ................. 53,354 4,249,113
Winnebago Industries, Inc. ............ 30,977 1,787,373
Workhorse Group, Inc.
(a)(b)
............. 131,290 174,616
697,162,499
Banks — 3.4%
1895 Bancorp of Wisconsin, Inc.
(a)(b)
...... 2,115 17,005
1st Source Corp. ................... 18,826 812,342
Affinity Bancshares, Inc.
(a)
............. 2,365 33,867
Amalgamated Financial Corp. .......... 17,917 316,952
Amerant Bancorp, Inc., Class A ......... 29,462 641,093
American National Bankshares, Inc. ...... 19,169 607,657
Ameris Bancorp .................... 45,805 1,675,547
Arrow Financial Corp. ................ 17,895 445,764
Associated Banc-Corp. ............... 151,242 2,719,331
Atlantic Union Bankshares Corp. ........ 76,721 2,689,071
Auburn National BanCorp, Inc. .......... 595 13,483
Axos Financial, Inc.
(a)
................ 54,417 2,009,076
Banc of California, Inc. ............... 59,743 748,580
BancFirst Corp. .................... 18,673 1,551,726
Bancorp, Inc. (The)
(a)
................ 33,568 934,869
Bank First Corp.
(b)
.................. 9,103 669,799
Bank of America Corp. ............... 7,123,776 203,739,994
Bank of Hawaii Corp. ................ 40,686 2,118,927
Bank of Marin Bancorp ............... 22,394 490,205
Bank of South Carolina Corp. ........... 960 15,187
Bank of the James Financial Group, Inc. ... 852 8,955
Bank OZK ....................... 118,370 4,048,254

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
BankFinancial Corp. ................. 8,258 $ 72,257
BankUnited, Inc. ................... 54,708 1,235,307
Bankwell Financial Group, Inc. .......... 9,368 232,888
Banner Corp. ..................... 19,279 1,048,199
Bar Harbor Bankshares .............. 17,492 462,663
BayCom Corp. .................... 26,388 450,707
BCB Bancorp, Inc. .................. 11,564 151,835
Berkshire Hills Bancorp, Inc. ........... 41,358 1,036,431
Blue Ridge Bankshares, Inc. ........... 50,313 513,193
BOK Financial Corp. ................. 29,810 2,516,262
Bridgewater Bancshares, Inc.
(a)
......... 24,929 270,230
Broadway Financial Corp.
(a)(b)
........... 15,957 16,755
Brookline Bancorp, Inc.
(b)
.............. 55,340 581,070
Business First Bancshares, Inc. ......... 24,936 427,154
Byline Bancorp, Inc. ................. 28,995 626,872
C&F Financial Corp. ................. 11,253 581,893
Cadence Bank .................... 126,467 2,625,455
Cambridge Bancorp ................. 8,041 521,137
Camden National Corp. .............. 26,152 946,441
Capital City Bank Group, Inc. ........... 15,424 452,077
Capitol Federal Financial, Inc. .......... 134,257 903,550
Capstar Financial Holdings, Inc. ......... 36,552 553,763
Carter Bankshares, Inc.
(a)
............. 24,309 340,326
Cathay General Bancorp .............. 75,710 2,613,509
CB Financial Services, Inc. ............ 33,776 733,277
CF Bankshares, Inc.
(b)
................ 1,726 33,657
Citigroup, Inc. ..................... 1,970,817 92,411,609
Citizens & Northern Corp. ............. 11,097 237,254
Citizens Community Bancorp, Inc. ....... 799 8,477
Citizens Financial Group, Inc. .......... 509,392 15,470,235
Citizens Holding Co. ................. 828 10,002
City Holding Co. ................... 12,074 1,097,285
Civista Bancshares, Inc. .............. 11,159 188,364
CNB Financial Corp. ................. 20,075 385,440
Coastal Financial Corp.
(a)(b)
............ 10,415 375,044
Codorus Valley Bancorp, Inc. ........... 11,630 241,323
Colony Bankcorp, Inc. ............... 66,707 680,411
Columbia Banking System, Inc. ......... 224,739 4,813,909
Columbia Financial, Inc.
(a)(b)
............ 33,413 610,790
Comerica, Inc. ..................... 137,041 5,950,320
Commerce Bancshares, Inc. ........... 115,681 6,749,986
Community Bank System, Inc. .......... 43,616 2,289,404
Community Trust Bancorp, Inc. ......... 18,988 720,595
Community West Bancshares .......... 8,450 106,892
ConnectOne Bancorp, Inc. ............ 34,439 608,882
CrossFirst Bankshares, Inc.
(a)(b)
......... 70,986 743,933
Cullen/Frost Bankers, Inc. ............. 69,629 7,334,719
Customers Bancorp, Inc.
(a)
............. 20,514 379,919
CVB Financial Corp. ................. 110,929 1,850,296
Dime Community Bancshares, Inc. ....... 42,589 967,622
Eagle Bancorp Montana, Inc. ........... 43,889 619,274
Eagle Bancorp, Inc. ................. 21,612 723,354
East West Bancorp, Inc. .............. 145,057 8,050,663
Eastern Bankshares, Inc. ............. 163,280 2,060,594
Enterprise Financial Services Corp. ...... 37,523 1,673,151
Equity Bancshares, Inc., Class A ........ 16,023 390,481
Esquire Financial Holdings, Inc. ......... 21,851 854,374
Evans Bancorp, Inc. ................. 22,887 768,202
Farmers & Merchants Bancorp, Inc. ...... 20,044 487,470
Farmers National Banc Corp. ........... 84,847 1,072,464
FB Financial Corp. .................. 34,884 1,084,195
Fidelity D&D Bancorp, Inc.
(b)
........... 8,567 391,169
Fifth Third Bancorp ................. 707,562 18,849,452
Financial Institutions, Inc. ............. 13,481 259,914
First Bancorp ..................... 50,031 1,777,101
Security
Shares
Shares Value
Banks (continued)
First BanCorp ..................... 130,725 $ 1,492,879
First Bancshares, Inc. (The) ............ 30,564 789,468
First Busey Corp. ................... 57,952 1,178,744
First Business Financial Services, Inc. ..... 9,973 304,276
First Capital, Inc. ................... 978 25,086
First Citizens BancShares, Inc., Class A .... 12,110 11,784,241
First Commonwealth Financial Corp. ...... 43,678 542,918
First Community Bankshares, Inc. ....... 17,571 440,154
First Financial Bancorp ............... 65,509 1,426,131
First Financial Bankshares, Inc. ......... 131,801 4,204,452
First Financial Corp. ................. 10,385 389,230
First Foundation, Inc. ................ 64,182 478,156
First Hawaiian, Inc. ................. 134,598 2,776,757
First Horizon Corp. .................. 543,428 9,662,150
First Internet Bancorp ................ 22,322 371,661
First Interstate BancSystem, Inc., Class A .. 89,918 2,684,951
First Merchants Corp. ................ 60,295 1,986,720
First Mid Bancshares, Inc. ............. 24,998 680,446
First National Corp. ................. 3,235 51,145
First of Long Island Corp. (The) ......... 28,741 388,003
First Republic Bank
(b)
................ 188,350 2,635,016
First Savings Financial Group, Inc. ....... 31,356 504,518
First Seacoast Bancorp
(b)
............. 1,794 15,464
First US Bancshares, Inc. ............. 9 67
First Western Financial, Inc.
(a)
.......... 25,364 502,207
Flushing Financial Corp. .............. 29,716 442,471
FNB Corp. ....................... 377,542 4,379,487
Franklin Financial Services Corp. ........ 26,384 782,022
Fulton Financial Corp. ................ 169,021 2,335,870
German American Bancorp, Inc. ......... 28,150 939,365
Glacier Bancorp, Inc.
(b)
............... 124,981 5,250,452
Glen Burnie Bancorp ................ 598 4,330
Great Southern Bancorp, Inc. ........... 9,161 464,279
Greene County Bancorp, Inc.
(b)
.......... 20,620 467,662
Hancock Whitney Corp. .............. 83,194 3,028,262
HarborOne Bancorp, Inc. ............. 66,209 807,750
Hawthorn Bancshares, Inc. ............ 9 210
Heartland Financial USA, Inc. .......... 45,844 1,758,576
Heritage Commerce Corp. ............. 76,593 638,020
Heritage Financial Corp. .............. 21,867 467,954
Hilltop Holdings, Inc. ................. 44,348 1,315,805
Hingham Institution for Savings (The) ..... 1,507 351,794
HMN Financial, Inc. ................. 848 16,341
Home BancShares, Inc. .............. 190,871 4,143,809
Home Federal Bancorp, Inc. of Louisiana ... 506 8,637
HomeTrust Bancshares, Inc. ........... 17,928 440,850
Hope Bancorp, Inc. ................. 84,149 826,343
Horizon Bancorp, Inc. ................ 39,870 440,962
Huntington Bancshares, Inc. ........... 1,489,452 16,681,862
HV Bancorp, Inc.
(a)
.................. 1,371 41,171
IF Bancorp, Inc. .................... 697 10,831
Independent Bank Corp. .............. 57,896 2,744,282
Independent Bank Group, Inc. .......... 35,848 1,661,555
International Bancshares Corp. ......... 53,480 2,290,014
John Marshall Bancorp, Inc. ........... 24,836 536,458
JPMorgan Chase & Co. .............. 2,984,956 388,969,616
Kearny Financial Corp. ............... 81,627 662,811
Kentucky First Federal Bancorp ......... 844 5,275
KeyCorp ......................... 959,880 12,017,698
Lake Shore Bancorp, Inc. ............. 652 6,579
Lakeland Bancorp, Inc. ............... 65,863 1,030,097
Lakeland Financial Corp.
(b)
............ 24,660 1,544,702
Landmark Bancorp, Inc. .............. 904 18,677
Limestone Bancorp, Inc. .............. 457 10,196
Live Oak Bancshares, Inc. ............. 36,261 883,681

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
M&T Bank Corp. ................... 174,270 $ 20,837,464
Macatawa Bank Corp. ............... 30,240 309,053
Magyar Bancorp, Inc. ................ 871 9,233
Malvern Bancorp, Inc.
(a)(b)
............. 8,417 127,896
Mercantile Bank Corp. ............... 17,638 539,370
Meridian Corp. .................... 54,504 686,750
Metropolitan Bank Holding Corp.
(a)
....... 11,545 391,260
Mid Penn Bancorp, Inc. ............... 13,164 337,130
Midland States Bancorp, Inc. ........... 24,972 534,900
Mid-Southern Bancorp, Inc. ............ 2,439 27,707
MidWestOne Financial Group, Inc. ....... 15,873 387,619
MVB Financial Corp.
(b)
............... 11,023 227,515
National Bank Holdings Corp., Class A .... 37,993 1,271,246
National Bankshares, Inc. ............. 9,738 306,357
NBT Bancorp, Inc. .................. 36,179 1,219,594
New York Community Bancorp, Inc. ...... 690,397 6,241,189
Nicolet Bankshares, Inc.
(a)(b)
............ 13,838 872,486
Northeast Bank
(b)
................... 22,098 743,819
Northeast Community Bancorp, Inc., NVS
(b)
. 63,711 835,888
Northfield Bancorp, Inc. .............. 34,171 402,534
Northrim BanCorp, Inc. ............... 9,329 440,142
Northwest Bancshares, Inc. ............ 93,733 1,127,608
Norwood Financial Corp. .............. 28,646 842,765
Oak Valley Bancorp ................. 8,420 199,217
OceanFirst Financial Corp. ............ 60,034 1,109,428
Oconee Federal Financial Corp. ......... 212 3,922
OFG Bancorp ..................... 34,848 869,109
Ohio Valley Banc Corp. ............... 29,341 686,873
Old National Bancorp ................ 295,208 4,256,899
Old Point Financial Corp. ............. 28,506 678,728
Old Second Bancorp, Inc. ............. 41,883 588,875
Origin Bancorp, Inc. ................. 36,170 1,162,866
Orrstown Financial Services, Inc. ........ 12,146 241,220
Pacific Premier Bancorp, Inc. ........... 80,724 1,938,990
PacWest Bancorp .................. 119,516 1,162,891
Park National Corp. ................. 14,723 1,745,706
Pathfinder Bancorp, Inc. .............. 713 12,314
Pathward Financial, Inc. .............. 26,264 1,089,693
Patriot National Bancorp, Inc.
(a)
......... 59 520
PCB Bancorp ..................... 38,959 564,516
Peapack-Gladstone Financial Corp. ...... 13,689 405,468
Penns Woods Bancorp, Inc. ............ 11,180 258,258
Peoples Bancorp of North Carolina, Inc. ... 26,485 841,428
Peoples Bancorp, Inc. ............... 26,725 688,169
Peoples Financial Services Corp. ........ 9 390
Pinnacle Financial Partners, Inc. ......... 80,983 4,467,022
Plumas Bancorp ................... 8,257 281,233
PNC Financial Services Group, Inc. (The) .. 412,226 52,393,925
Ponce Financial Group, Inc.
(a)
.......... 79,890 627,137
Popular, Inc. ...................... 73,736 4,233,184
Premier Financial Corp. .............. 43,227 896,096
Primis Financial Corp. ................ 21,894 210,839
Princeton Bancorp, Inc. ............... 18,082 573,561
Prosperity Bancshares, Inc. ............ 94,092 5,788,540
Provident Financial Services, Inc. ........ 61,828 1,185,861
QCR Holdings, Inc. ................. 24,212 1,063,149
RBB Bancorp ..................... 27,575 427,413
Red River Bancshares, Inc. ............ 14,051 675,994
Regions Financial Corp. .............. 1,001,555 18,588,861
Renasant Corp. .................... 43,757 1,338,089
Republic First Bancorp, Inc.
(a)(b)
......... 38,894 52,896
S&T Bancorp, Inc. .................. 19,099 600,664
Salisbury Bancorp, Inc. ............... 31,625 762,162
Sandy Spring Bancorp, Inc. ............ 52,318 1,359,222
Seacoast Banking Corp. of Florida ....... 87,834 2,081,666
Security
Shares
Shares Value
Banks (continued)
ServisFirst Bancshares, Inc. ........... 48,644 $ 2,657,422
Shore Bancshares, Inc. ............... 20,930 298,880
Simmons First National Corp., Class A .... 111,564 1,951,254
SmartFinancial, Inc. ................. 17,022 393,889
Sound Financial Bancorp, Inc. .......... 15,695 580,872
South Plains Financial, Inc. ............ 35,067 750,784
Southern First Bancshares, Inc.
(a)
........ 9,159 281,181
Southern Missouri Bancorp, Inc. ......... 8,336 311,850
Southside Bancshares, Inc. ............ 22,706 753,839
SouthState Corp. ................... 78,574 5,599,183
Stellar Bancorp, Inc. ................. 43,106 1,060,839
Sterling Bancorp, Inc.
(a)
............... 61,242 346,630
Stock Yards Bancorp, Inc. ............. 30,843 1,700,683
Summit State Bank ................. 954 13,232
Synovus Financial Corp. .............. 155,205 4,784,970
Territorial Bancorp, Inc. ............... 17,230 332,711
Texas Capital Bancshares, Inc.
(a)
........ 55,580 2,721,197
Tompkins Financial Corp. ............. 12,689 840,139
Towne Bank ...................... 77,707 2,070,892
TriCo Bancshares .................. 36,153 1,503,603
Triumph Financial, Inc.
(a)(b)
............. 21,017 1,220,247
Truist Financial Corp. ................ 1,354,174 46,177,333
Trustmark Corp.
(b)
.................. 60,524 1,494,943
UMB Financial Corp. ................ 44,802 2,585,971
Union Bankshares, Inc.
(b)
.............. 808 17,865
United Bancorp, Inc. ................. 9 131
United Bankshares, Inc. .............. 137,151 4,827,715
United Community Banks, Inc. .......... 95,674 2,690,353
Univest Financial Corp. ............... 32,210 764,665
US Bancorp ...................... 1,434,188 51,702,477
Valley National Bancorp .............. 434,032 4,010,456
Veritex Holdings, Inc. ................ 32,479 593,067
Village Bank and Trust Financial Corp. .... 113 6,414
Virginia National Bankshares Corp. ....... 25,072 901,589
Washington Federal, Inc. .............. 66,416 2,000,450
Washington Trust Bancorp, Inc. ......... 23,992 831,563
Webster Financial Corp. .............. 176,487 6,957,118
Wells Fargo & Co. .................. 3,891,576 145,467,111
WesBanco, Inc. .................... 64,029 1,965,690
Westamerica BanCorp ............... 18,425 816,227
Western Alliance Bancorp
(b)
............ 110,976 3,944,087
Wintrust Financial Corp. .............. 73,670 5,374,226
WSFS Financial Corp. ............... 60,818 2,287,365
Zions Bancorp NA .................. 156,677 4,689,343
1,408,403,732
Beverages — 1.6%
Alkaline Water Co., Inc. (The)
(a)(b)
........ 189 30
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
9,282 3,050,993
Brown-Forman Corp., Class A .......... 55,480 3,616,741
Brown-Forman Corp., Class B, NVS ...... 188,989 12,146,323
Celsius Holdings, Inc.
(a)(b)
.............. 40,413 3,755,984
Coca-Cola Co. (The) ................ 3,947,241 244,847,359
Coca-Cola Consolidated, Inc. ........... 4,737 2,534,674
Constellation Brands, Inc., Class A ....... 166,362 37,579,512
Duckhorn Portfolio, Inc. (The)
(a)(b)
........ 36,690 583,371
Eastside Distilling, Inc.
(a)(b)
............. 8,489 2,971
Keurig Dr Pepper, Inc. ............... 856,895 30,231,256
MGP Ingredients, Inc.
(b)
............... 15,535 1,502,545
Molson Coors Beverage Co., Class B
(b)
.... 190,788 9,859,924
Monster Beverage Corp.
(a)
............. 776,353 41,930,826
National Beverage Corp.
(a)
............. 23,575 1,242,874
PepsiCo, Inc. ..................... 1,398,316 254,913,007
Vita Coco Co., Inc. (The)
(a)(b)
........... 24,190 474,608

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Beverages (continued)
Willamette Valley Vineyards, Inc.
(a)
....... 794 $ 4,891
648,277,889
Biotechnology — 2.8%
2seventy bio, Inc.
(a)
................. 30,591 312,028
4D Molecular Therapeutics, Inc.
(a)
........ 42,185 725,160
89bio, Inc.
(a)
...................... 24,260 369,480
Aadi Bioscience, Inc.
(a)(b)
.............. 18 130
AbbVie, Inc. ...................... 1,799,591 286,800,818
Abeona Therapeutics, Inc.
(a)(b)
.......... 1,142 3,220
ACADIA Pharmaceuticals, Inc.
(a)
......... 119,119 2,241,820
Aceragen, Inc.
(a)
.................... 9 21
Achieve Life Sciences, Inc.
(a)
........... 154 1,047
Acorda Therapeutics, Inc.
(a)(b)
........... 7,725 4,527
Actinium Pharmaceuticals, Inc.
(a)(b)
....... 12,452 117,671
Adicet Bio, Inc.
(a)(b)
.................. 63,326 364,758
ADMA Biologics, Inc.
(a)
............... 303,119 1,003,324
Adverum Biotechnologies, Inc.
(a)(b)
........ 108 77
Aeglea BioTherapeutics, Inc.
(a)
.......... 33,552 9,730
Agenus, Inc.
(a)
..................... 238,294 362,207
AgeX Therapeutics, Inc.
(a)(b)
............ 7,511 4,980
Agios Pharmaceuticals, Inc.
(a)(b)
......... 55,279 1,269,759
AIM ImmunoTech, Inc.
(a)
.............. 9,167 3,942
Akebia Therapeutics, Inc.
(a)
............ 225 126
Akero Therapeutics, Inc.
(a)
............. 30,493 1,166,662
Alaunos Therapeutics, Inc.
(a)
........... 279 176
Aldeyra Therapeutics, Inc.
(a)(b)
........... 79,537 789,802
Alector, Inc.
(a)(b)
.................... 92,480 572,451
Alkermes plc
(a)
..................... 166,488 4,693,297
Allakos, Inc.
(a)(b)
.................... 94,033 418,447
Allogene Therapeutics, Inc.
(a)(b)
.......... 81,960 404,882
Allovir, Inc.
(a)
...................... 54 213
Alnylam Pharmaceuticals, Inc.
(a)(b)
........ 125,503 25,140,761
Alpine Immune Sciences, Inc.
(a)
......... 53,683 414,433
Altimmune, Inc.
(a)(b)
.................. 51,152 215,861
ALX Oncology Holdings, Inc.
(a)
.......... 36 163
Amgen, Inc. ...................... 543,230 131,325,853
Amicus Therapeutics, Inc.
(a)
............ 276,421 3,065,509
AnaptysBio, Inc.
(a)
.................. 24,905 541,933
Anavex Life Sciences Corp.
(a)(b)
......... 107,875 924,489
Anika Therapeutics, Inc.
(a)(b)
............ 17,407 499,929
Anixa Biosciences, Inc.
(a)
.............. 150,974 649,188
Annexon, Inc.
(a)(b)
................... 40,374 155,440
Annovis Bio, Inc.
(a)
.................. 9 139
Apellis Pharmaceuticals, Inc.
(a)(b)
......... 96,121 6,340,141
Applied Molecular Transport, Inc.
(a)
....... 16,500 5,280
Applied Therapeutics, Inc.
(a)(b)
........... 9,735 7,896
Aprea Therapeutics, Inc.
(a)
............. 726 3,231
Aptevo Therapeutics, Inc.
(a)(b)
........... 1,033 2,107
Aptinyx, Inc.
(a)
..................... 57,034 7,118
AquaBounty Technologies, Inc.
(a)(b)
....... 108 64
Aravive, Inc.
(a)(b)
.................... 1,635 3,270
Arbutus Biopharma Corp.
(a)
............ 113,530 343,996
ARCA biopharma, Inc.
(a)(b)
............. 48 96
Arcellx, Inc.
(a)(b)
.................... 27,368 843,208
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 23,757 569,455
Arcus Biosciences, Inc.
(a)
.............. 62,944 1,148,099
Arcutis Biotherapeutics, Inc.
(a)(b)
......... 40,721 447,931
Ardelyx, Inc.
(a)
..................... 244,688 1,172,056
Aridis Pharmaceuticals, Inc.
(a)
.......... 72 23
Armata Pharmaceuticals, Inc.
(a)(b)
........ 5 8
Arrowhead Pharmaceuticals, Inc.
(a)
....... 117,748 2,990,799
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 30,212 196,680
Assembly Biosciences, Inc.
(a)
........... 54 45
Astria Therapeutics, Inc.
(a)(b)
............ 3,402 45,247
Security
Shares
Shares Value
Biotechnology (continued)
Atara Biotherapeutics, Inc.
(a)
........... 93,926 $ 272,385
Athenex, Inc.
(a)(b)
................... 4,454 5,924
Athersys, Inc.
(a)(b)
................... 360,393 443,283
Atreca, Inc., Class A
(a)
................ 45 51
aTyr Pharma, Inc.
(a)(b)
................ 7,383 15,504
Avalo Therapeutics, Inc.
(a)(b)
............ 4,739 8,293
Avid Bioservices, Inc.
(a)
............... 76,484 1,434,840
Avidity Biosciences, Inc.
(a)
............. 70,390 1,080,486
Avita Medical, Inc.
(a)(b)
................ 25,146 351,290
Avrobio, Inc.
(a)(b)
.................... 45 45
Beam Therapeutics, Inc.
(a)(b)
............ 61,280 1,876,394
Bellicum Pharmaceuticals, Inc.
(a)(b)
....... 6,790 2,241
BioAtla, Inc.
(a)(b)
.................... 45 121
Biocept, Inc.
(a)
..................... 189 64
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 180,189 1,502,776
Biogen, Inc.
(a)
..................... 146,572 40,751,413
Biohaven Ltd.
(a)
.................... 65,110 889,403
BioMarin Pharmaceutical, Inc.
(a)
......... 191,134 18,585,870
Bio-Path Holdings, Inc.
(a)(b)
............. 260 361
Bioxcel Therapeutics, Inc.
(a)(b)
........... 21,577 402,627
Black Diamond Therapeutics, Inc.
(a)(b)
..... 20,261 38,293
Bluebird Bio, Inc.
(a)(b)
................. 86,361 274,628
Blueprint Medicines Corp.
(a)
............ 64,983 2,923,585
Bolt Biotherapeutics, Inc.
(a)(b)
........... 25,293 35,157
BrainStorm Cell Therapeutics, Inc.
(a)(b)
..... 18,317 60,446
Bridgebio Pharma, Inc.
(a)(b)
............. 112,936 1,872,479
C4 Therapeutics, Inc.
(a)(b)
.............. 39,117 122,827
Cabaletta Bio, Inc.
(a)(b)
................ 7,568 62,587
Calyxt, Inc.
(a)
...................... 63 22
Capricor Therapeutics, Inc.
(a)(b)
.......... 91,426 385,818
Cardiff Oncology, Inc.
(a)
............... 37,986 62,677
CareDx, Inc.
(a)
..................... 48,333 441,764
Caribou Biosciences, Inc.
(a)(b)
........... 40,608 215,628
Carisma Therapeutics, Inc.
(b)
........... 8,447 26,186
Catalyst Biosciences, Inc. ............. 7,670 1,588
Catalyst Pharmaceuticals, Inc.
(a)(b)
........ 101,096 1,676,172
Celldex Therapeutics, Inc.
(a)(b)
........... 47,747 1,717,937
Cellectar Biosciences, Inc.
(a)
........... 5 7
CEL-SCI Corp.
(a)(b)
.................. 63 146
Cerevel Therapeutics Holdings, Inc.
(a)(b)
.... 64,908 1,583,106
Checkpoint Therapeutics, Inc.
(a)(b)
........ 12,035 27,079
Chimerix, Inc.
(a)
.................... 84,090 105,953
Chinook Therapeutics, Inc.
(a)
........... 45,459 1,052,376
Cidara Therapeutics, Inc.
(a)(b)
........... 9,662 12,271
Cogent Biosciences, Inc.
(a)
............. 90,602 977,596
Cohbar, Inc.
(a)(c)
.................... 9 16
Coherus Biosciences, Inc.
(a)
............ 88,768 607,173
Compass Therapeutics, Inc.
(a)(b)
......... 121,284 396,599
ContraFect Corp.
(a)(b)
................. 208 381
Corbus Pharmaceuticals Holdings, Inc.
(a)
... 9 65
Corvus Pharmaceuticals, Inc.
(a)
......... 8,636 7,859
Crinetics Pharmaceuticals, Inc.
(a)(b)
....... 44,462 714,060
CRISPR Therapeutics AG
(a)(b)
........... 82,930 3,750,924
CTI BioPharma Corp.
(a)
............... 92,329 387,782
Cue Biopharma, Inc.
(a)
............... 30,128 107,557
Cullinan Oncology, Inc.
(a)
.............. 22,786 233,101
Curis, Inc.
(a)(b)
..................... 98,033 58,428
Cyclacel Pharmaceuticals, Inc.
(a)
......... 4,308 2,472
Cyclerion Therapeutics, Inc.
(a)
.......... 16,590 7,198
Cytokinetics, Inc.
(a)(b)
................. 96,621 3,400,093
CytomX Therapeutics, Inc.
(a)
........... 180 272
Day One Biopharmaceuticals, Inc.
(a)
...... 34,221 457,535
Deciphera Pharmaceuticals, Inc.
(a)
....... 54,802 846,691
Denali Therapeutics, Inc.
(a)
............ 111,450 2,567,808
DermTech, Inc.
(a)
................... 36 132

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
DiaMedica Therapeutics, Inc.
(a)
.......... 8,877 $ 13,582
Disc Medicine, Inc.
(a)
................. 9 191
Dominari Holdings, Inc.
(a)(b)
............ 2,453 7,899
Dyadic International, Inc.
(a)(b)
........... 10,838 19,292
Dynavax Technologies Corp.
(a)(b)
......... 137,663 1,350,474
Dyne Therapeutics, Inc.
(a)
............. 42,382 488,241
Eagle Pharmaceuticals, Inc.
(a)
.......... 8,748 248,181
Editas Medicine, Inc.
(a)(b)
.............. 70,562 511,575
Eiger BioPharmaceuticals, Inc.
(a)(b)
....... 26,945 24,167
Eledon Pharmaceuticals, Inc.
(a)
.......... 17 40
Emergent BioSolutions, Inc.
(a)(b)
......... 45,151 467,764
Enanta Pharmaceuticals, Inc.
(a)
......... 25,126 1,016,095
Entrada Therapeutics, Inc.
(a)(b)
.......... 17,391 252,170
EQRx, Inc.
(a)(b)
..................... 225,180 436,849
Equillium, Inc.
(a)
.................... 5,869 4,284
Erasca, Inc.
(a)(b)
.................... 133,136 400,739
Eterna Therapeutics, Inc.
(a)(b)
........... 958 3,353
Exact Sciences Corp.
(a)(b)
.............. 180,017 12,206,953
Exagen, Inc.
(a)(b)
.................... 5,835 14,179
Exelixis, Inc.
(a)
..................... 339,566 6,590,976
Exicure, Inc.
(a)
..................... 7,115 6,196
Fate Therapeutics, Inc.
(a)
.............. 100,005 570,028
FibroGen, Inc.
(a)(b)
................... 90,658 1,691,678
First Wave BioPharma, Inc.
(a)(b)
.......... 376 1,008
Forte Biosciences, Inc.
(a)
.............. 7,158 7,230
Fortress Biotech, Inc.
(a)(b)
.............. 100,422 82,346
Frequency Therapeutics, Inc.
(a)
.......... 38,221 19,225
Fresh Tracks Therapeutics, Inc.
(a)
........ 21 14
G1 Therapeutics, Inc.
(a)
............... 38,479 103,124
Galectin Therapeutics, Inc.
(a)(b)
.......... 35,593 74,745
Galera Therapeutics, Inc.
(a)(b)
........... 11,725 30,016
Generation Bio Co.
(a)
................ 54 232
Geron Corp.
(a)
..................... 375,501 814,837
Gilead Sciences, Inc. ................ 1,267,963 105,202,890
GlycoMimetics, Inc.
(a)
................ 43,559 54,884
Gossamer Bio, Inc.
(a)
................ 72,217 90,993
GreenLight Biosciences Holdings PBC
(a)
... 88,166 38,123
Gritstone bio, Inc.
(a)(b)
................ 77,669 215,920
Halozyme Therapeutics, Inc.
(a)
.......... 137,097 5,235,734
Harpoon Therapeutics, Inc.
(a)(b)
.......... 27 20
Heron Therapeutics, Inc.
(a)(b)
............ 96,849 146,242
Histogen, Inc.
(a)
.................... 67 81
Homology Medicines, Inc.
(a)(b)
........... 54 56
Hookipa Pharma, Inc.
(a)
............... 11,465 8,438
Horizon Therapeutics plc
(a)
............ 230,370 25,142,582
Humanigen, Inc.
(a)(b)
................. 108,374 15,552
iBio, Inc.
(a)
........................ 126 262
Icosavax, Inc.
(a)(b)
................... 27 157
Ideaya Biosciences, Inc.
(a)
............. 36,253 497,754
IGM Biosciences, Inc.
(a)
............... 9 124
ImmuCell Corp.
(a)
................... 736 3,790
Immunic, Inc.
(a)(b)
................... 11,579 17,253
ImmunityBio, Inc.
(a)(b)
................. 105,186 191,439
ImmunoGen, Inc.
(a)
.................. 197,990 760,282
Immunovant, Inc.
(a)
.................. 51,440 797,834
Imunon, Inc.
(a)(b)
.................... 8,529 10,661
Incyte Corp.
(a)
..................... 191,688 13,853,292
Infinity Pharmaceuticals, Inc.
(a)
.......... 72,764 11,642
Inhibrx, Inc.
(a)
..................... 25,818 487,186
Inmune Bio, Inc.
(a)(b)
................. 5,111 33,017
Inovio Pharmaceuticals, Inc.
(a)(b)
......... 245,993 201,714
Insmed, Inc.
(a)(b)
.................... 157,350 2,682,817
Intellia Therapeutics, Inc.
(a)
............ 83,023 3,094,267
Intercept Pharmaceuticals, Inc.
(a)
........ 30,110 404,377
Invivyd, Inc.
(a)(b)
.................... 201,009 241,211
Security
Shares
Shares Value
Biotechnology (continued)
Ionis Pharmaceuticals, Inc.
(a)(b)
.......... 145,734 $ 5,208,533
Iovance Biotherapeutics, Inc.
(a)
.......... 140,034 855,608
Ironwood Pharmaceuticals, Inc., Class A
(a)(b)
. 156,090 1,642,067
iTeos Therapeutics, Inc.
(a)
............. 33,370 454,166
IVERIC bio, Inc.
(a)
................... 128,985 3,138,205
Janux Therapeutics, Inc.
(a)(b)
............ 29,701 359,382
Jounce Therapeutics, Inc.
(a)
............ 22,587 41,786
KalVista Pharmaceuticals, Inc.
(a)
......... 18 141
Karuna Therapeutics, Inc.
(a)
............ 29,220 5,307,521
Karyopharm Therapeutics, Inc.
(a)(b)
....... 81,852 318,404
Keros Therapeutics, Inc.
(a)
............. 26,172 1,117,544
Kezar Life Sciences, Inc.
(a)
............. 48,035 150,350
Kineta, Inc.
(b)
...................... 46 152
Kiniksa Pharmaceuticals Ltd., Class A
(a)
.... 27 291
Kinnate Biopharma, Inc.
(a)
............. 18 112
Kodiak Sciences, Inc.
(a)
............... 36 223
Kronos Bio, Inc.
(a)
................... 63 92
Krystal Biotech, Inc.
(a)(b)
............... 21,953 1,757,557
Kura Oncology, Inc.
(a)
................ 66,021 807,437
Kymera Therapeutics, Inc.
(a)(b)
.......... 48,660 1,441,796
Larimar Therapeutics, Inc.
(a)(b)
........... 1,212 5,490
Lexicon Pharmaceuticals, Inc.
(a)(b)
........ 254,276 617,891
Lineage Cell Therapeutics, Inc.
(a)(b)
....... 108,483 162,725
Lisata Therapeutics, Inc.
(a)(b)
............ 556 1,807
Lumos Pharma, Inc.
(a)(b)
............... 2,356 7,987
Lyell Immunopharma, Inc.
(a)(b)
........... 141,602 334,181
MacroGenics, Inc.
(a)
................. 66,293 475,321
Madrigal Pharmaceuticals, Inc.
(a)
........ 13,094 3,172,152
Magenta Therapeutics, Inc.
(a)(b)
.......... 19,778 15,718
MannKind Corp.
(a)(b)
................. 291,155 1,193,736
Marker Therapeutics, Inc.
(a)
............ 9 6
Matinas BioPharma Holdings, Inc.
(a)
...... 243 114
MediciNova, Inc.
(a)(b)
................. 29,927 64,642
MEI Pharma, Inc.
(a)
.................. 189 43
Merrimack Pharmaceuticals, Inc.
(a)(b)
...... 9,961 122,421
Mersana Therapeutics, Inc.
(a)
........... 79,621 327,242
MiMedx Group, Inc.
(a)
................ 83,992 286,413
Minerva Neurosciences, Inc.
(a)
.......... 2,258 3,613
Mirati Therapeutics, Inc.
(a)(b)
............ 52,651 1,957,564
Mirum Pharmaceuticals, Inc.
(a)
.......... 24,818 596,128
Moderna, Inc.
(a)
.................... 335,728 51,561,106
Molecular Templates, Inc.
(a)
............ 63 24
Moleculin Biotech, Inc.
(a)
.............. 7,240 6,950
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 30,794 239,885
Morphic Holding, Inc.
(a)
............... 38,607 1,453,167
Mustang Bio, Inc.
(a)
.................. 99 36
Myriad Genetics, Inc.
(a)
............... 93,967 2,182,853
NanoViricides, Inc.
(a)
................. 1,651 1,935
Natera, Inc.
(a)
..................... 112,455 6,243,502
Navidea Biopharmaceuticals, Inc.
(a)
....... 7,522 1,956
Neoleukin Therapeutics, Inc.
(a)
.......... 54 38
NeuBase Therapeutics, Inc.
(a)
........... 7,078 1,309
Neurocrine Biosciences, Inc.
(a)
.......... 99,528 10,074,224
NextCure, Inc.
(a)
.................... 19,819 29,332
NightHawk Biosciences, Inc.
(a)(b)
......... 12,274 10,735
Nkarta, Inc.
(a)(b)
.................... 35,888 127,402
Novavax, Inc.
(a)(b)
................... 79,663 552,065
Nurix Therapeutics, Inc.
(a)(b)
............ 44,732 397,220
Nuvalent, Inc., Class A
(a)(b)
............. 24,699 644,397
Ocugen, Inc.
(a)(b)
.................... 206,426 176,102
Olema Pharmaceuticals, Inc.
(a)(b)
......... 36 125
OncoSec Medical, Inc.
(a)
.............. 56 144
Oncternal Therapeutics, Inc.
(a)
.......... 90 71
Oragenics, Inc.
(a)(b)
.................. 994 3,270
Organogenesis Holdings, Inc., Class A
(a)
... 69,024 147,021

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Organovo Holdings, Inc.
(a)(b)
............ 5,007 $ 10,965
Orgenesis, Inc.
(a)(b)
.................. 11,825 13,954
ORIC Pharmaceuticals, Inc.
(a)(b)
......... 190,870 1,087,959
Ovid therapeutics, Inc.
(a)(b)
............. 35,946 92,741
Palatin Technologies, Inc.
(a)(b)
........... 126,575 348,081
Passage Bio, Inc.
(a)
................. 24,922 23,868
PDL BioPharma, Inc.
(a)(d)
.............. 135,868 85,597
PDS Biotechnology Corp.
(a)(b)
........... 20,319 124,962
Perspective Therapeutics, Inc.
(a)(b)
........ 805,395 513,842
Pieris Pharmaceuticals, Inc.
(a)
.......... 108 105
Plus Therapeutics, Inc.
(a)
.............. 9 3
PMV Pharmaceuticals, Inc.
(a)
........... 45 215
Point Biopharma Global, Inc.
(a)(b)
......... 96,848 704,085
PolarityTE, Inc.
(a)
................... 1,977 949
Poseida Therapeutics, Inc.
(a)(b)
.......... 51,918 159,907
Praxis Precision Medicines, Inc.
(a)
........ 351 284
Precigen, Inc.
(a)(b)
................... 108,222 114,715
Precision BioSciences, Inc.
(a)
........... 92,362 69,604
Prelude Therapeutics, Inc.
(a)
............ 9 51
Prometheus Biosciences, Inc.
(a)
......... 35,692 3,830,465
Protagonist Therapeutics, Inc.
(a)
......... 50,081 1,151,863
Protara Therapeutics, Inc.
(a)
............ 3,853 11,944
Prothena Corp. plc
(a)
................. 41,339 2,003,701
PTC Therapeutics, Inc.
(a)
.............. 75,061 3,635,955
Puma Biotechnology, Inc.
(a)
............ 30,679 94,798
Qualigen Therapeutics, Inc.
(a)(b)
.......... 57 53
Quince Therapeutics, Inc.
(a)
............ 27 42
RAPT Therapeutics, Inc.
(a)
............. 30,897 566,960
Recursion Pharmaceuticals, Inc., Class A
(a)
. 132,399 883,101
Regeneron Pharmaceuticals, Inc.
(a)
....... 109,362 89,859,475
REGENXBIO, Inc.
(a)
................. 52,473 992,264
Regulus Therapeutics, Inc.
(a)
........... 45 38
Relay Therapeutics, Inc.
(a)(b)
............ 92,678 1,526,407
Replimune Group, Inc.
(a)
.............. 56,442 996,766
REVOLUTION Medicines, Inc.
(a)(b)
........ 99,105 2,146,614
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 42,280 754,275
Rigel Pharmaceuticals, Inc.
(a)
........... 207 273
Rocket Pharmaceuticals, Inc.
(a)(b)
........ 58,842 1,007,963
Roivant Sciences Ltd.
(a)(b)
............. 110,086 812,435
Sage Therapeutics, Inc.
(a)(b)
............ 52,561 2,205,460
Salarius Pharmaceuticals, Inc.
(a)
......... 32 61
Sana Biotechnology, Inc.
(a)(b)
........... 82,824 270,834
Sangamo Therapeutics, Inc.
(a)
.......... 114,562 201,629
Sarepta Therapeutics, Inc.
(a)(b)
.......... 90,333 12,450,597
Savara, Inc.
(a)(b)
.................... 29,402 57,334
Scholar Rock Holding Corp.
(a)(b)
......... 28,569 228,552
Seagen, Inc.
(a)
..................... 139,524 28,249,424
Selecta Biosciences, Inc.
(a)(b)
........... 217,829 302,782
SELLAS Life Sciences Group, Inc.
(a)(b)
..... 2 3
Seres Therapeutics, Inc.
(a)(b)
............ 93,231 528,620
Shattuck Labs, Inc.
(a)(b)
............... 20,534 60,370
Soleno Therapeutics, Inc.
(a)
............ 39 83
Solid Biosciences, Inc.
(a)
.............. 4,310 20,429
Soligenix, Inc.
(a)(b)
................... 1,115 2,197
Sonnet BioTherapeutics Holdings, Inc.
(a)
... 2 1
Spectrum Pharmaceuticals, Inc.
(a)
........ 145,164 108,873
Spero Therapeutics, Inc.
(a)(b)
............ 37,266 54,036
SpringWorks Therapeutics, Inc.
(a)(b)
....... 44,774 1,152,483
Stoke Therapeutics, Inc.
(a)
............. 22,702 189,108
Sutro Biopharma, Inc.
(a)
............... 72 333
Syndax Pharmaceuticals, Inc.
(a)
......... 84,656 1,787,935
Synlogic, Inc.
(a)(b)
................... 3,734 2,360
Syros Pharmaceuticals, Inc.
(a)
.......... 18 48
T2 Biosystems, Inc.
(a)(b)
............... 1,498 689
Tango Therapeutics, Inc.
(a)(b)
............ 63 249
Security
Shares
Shares Value
Biotechnology (continued)
Taysha Gene Therapies, Inc.
(a)
.......... 90 $ 72
TCR2 Therapeutics, Inc.
(a)
............. 36,026 54,039
Tempest Therapeutics, Inc.
(a)
........... 88 204
TG Therapeutics, Inc.
(a)(b)
.............. 148,189 2,228,763
Theriva Biologics, Inc.
(a)(b)
............. 109 76
Tonix Pharmaceuticals Holding Corp.
(a)(b)
... 38,947 23,022
Tracon Pharmaceuticals, Inc.
(a)(b)
......... 6,425 12,143
Travere Therapeutics, Inc.
(a)
............ 63,531 1,428,812
Trevena, Inc.
(a)
..................... 4,088 2,862
Twist Bioscience Corp.
(a)(b)
............. 52,782 795,953
Ultragenyx Pharmaceutical, Inc.
(a)
........ 70,988 2,846,619
uniQure NV
(a)(b)
.................... 37,850 762,299
United Therapeutics Corp.
(a)
............ 45,296 10,144,492
Vaccinex, Inc.
(a)(b)
................... 2,566 1,025
Vanda Pharmaceuticals, Inc.
(a)
.......... 64,695 439,279
Vaxart, Inc.
(a)(b)
..................... 119,379 90,334
Vaxcyte, Inc.
(a)
..................... 63,983 2,398,083
VBI Vaccines, Inc.
(a)
................. 297 90
Veracyte, Inc.
(a)(b)
................... 75,881 1,692,146
Verastem, Inc.
(a)(b)
................... 124,251 51,589
Vericel Corp.
(a)
..................... 45,616 1,337,461
Vertex Pharmaceuticals, Inc.
(a)
.......... 262,868 82,821,821
Verve Therapeutics, Inc.
(a)(b)
............ 42,525 613,211
Viking Therapeutics, Inc.
(a)
............. 82,146 1,367,731
Vir Biotechnology, Inc.
(a)
.............. 74,924 1,743,481
Viracta Therapeutics, Inc.
(a)
............ 149,304 237,393
Viridian Therapeutics, Inc.
(a)
............ 45,181 1,149,405
VistaGen Therapeutics, Inc.
(a)(b)
......... 181,599 22,645
Vor BioPharma, Inc.
(a)(b)
............... 25,888 139,277
Voyager Therapeutics, Inc.
(a)(b)
.......... 28,374 218,764
vTv Therapeutics, Inc., Class A
(a)(b)
....... 8,839 7,140
Vyant Bio, Inc.
(a)
.................... 51 30
X4 Pharmaceuticals, Inc.
(a)
............ 19,833 17,255
XBiotech, Inc.
(a)
.................... 8,798 30,353
Xencor, Inc.
(a)
..................... 57,314 1,598,487
Yield10 Bioscience, Inc.
(a)(b)
............ 7 19
Y-mAbs Therapeutics, Inc.
(a)
............ 33,157 166,117
Zentalis Pharmaceuticals, Inc.
(a)(b)
........ 40,534 697,185
1,142,888,201
Broadline Retail — 2.4%
Amazon.com, Inc.
(a)
................. 9,076,197 937,480,388
Big Lots, Inc. ...................... 38,379 420,634
ContextLogic, Inc., Class A
(a)(b)
.......... 1,051,122 468,590
Dillard's, Inc., Class A
(b)
............... 3,515 1,081,495
eBay, Inc. ........................ 555,660 24,654,634
Etsy, Inc.
(a)(b)
...................... 128,066 14,257,588
Groupon, Inc.
(a)
.................... 27 114
iMedia Brands, Inc., Class A
(a)(b)
......... 2,509 1,279
Kohl's Corp. ...................... 119,378 2,810,158
Macy's, Inc. ...................... 276,391 4,834,079
Nordstrom, Inc. .................... 121,764 1,981,100
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 60,958 3,531,906
Qurate Retail, Inc.
(a)
................. 366,013 361,548
991,883,513
Building Products — 0.6%
AAON, Inc. ....................... 42,525 4,111,742
Advanced Drainage Systems, Inc.
(b)
...... 62,746 5,283,841
Allegion plc ....................... 88,965 9,495,234
American Woodmark Corp.
(a)
........... 17,758 924,659
AO Smith Corp. .................... 130,510 9,024,767
Apogee Enterprises, Inc. .............. 26,044 1,126,403
Armstrong World Industries, Inc. ......... 44,611 3,178,088
AZEK Co., Inc. (The), Class A
(a)(b)
........ 111,523 2,625,251

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
AZZ, Inc. ........................ 48,088 $ 1,983,149
Builders FirstSource, Inc.
(a)
............ 146,919 13,043,469
Carlisle Cos., Inc. .................. 52,443 11,855,789
Carrier Global Corp. ................. 849,286 38,854,834
CSW Industrials, Inc. ................ 18,157 2,522,552
Fortune Brands Innovations, Inc. ........ 131,455 7,720,352
Gibraltar Industries, Inc.
(a)
............. 37,595 1,823,358
Griffon Corp. ...................... 44,852 1,435,713
Hayward Holdings, Inc.
(a)(b)
............. 116,467 1,364,993
Insteel Industries, Inc. ................ 27,728 771,393
Janus International Group, Inc.
(a)
........ 66,380 654,507
JELD-WEN Holding, Inc.
(a)
............. 81,734 1,034,752
Jewett-Cameron Trading Co. Ltd.
(a)
....... 566 3,260
Johnson Controls International plc ....... 697,747 42,018,324
Lennox International, Inc. ............. 32,226 8,097,749
Masco Corp. ...................... 226,486 11,260,884
Masonite International Corp.
(a)(b)
......... 25,180 2,285,589
Masterbrand, Inc.
(a)
................. 134,872 1,084,371
Owens Corning .................... 94,792 9,081,074
PGT Innovations, Inc.
(a)
............... 74,439 1,869,163
Quanex Building Products Corp. ......... 35,711 768,858
Resideo Technologies, Inc.
(a)
........... 143,782 2,628,335
Simpson Manufacturing Co., Inc. ........ 45,438 4,981,822
Tecnoglass, Inc. .................... 20,416 856,655
Trane Technologies plc ............... 231,771 42,641,229
Trex Co., Inc.
(a)(b)
................... 111,794 5,441,014
UFP Industries, Inc. ................. 61,967 4,924,517
View, Inc., Class A
(a)(b)
................ 92,878 46,439
Zurn Elkay Water Solutions Corp. ........ 150,966 3,224,634
260,048,763
Capital Markets — 3.0%
Affiliated Managers Group, Inc. ......... 36,863 5,250,028
Ameriprise Financial, Inc. ............. 106,735 32,714,278
Ares Management Corp., Class A ........ 158,072 13,189,528
Artisan Partners Asset Management, Inc.,
Class A ....................... 66,794 2,136,072
Ashford, Inc.
(a)
..................... 329 4,175
AssetMark Financial Holdings, Inc.
(a)
...... 21,453 674,697
Avantax, Inc.
(a)
..................... 53,659 1,412,305
B Riley Financial, Inc. ................ 17,043 483,851
Bank of New York Mellon Corp. (The) ..... 750,142 34,086,453
BGC Partners, Inc., Class A ............ 379,449 1,984,518
BlackRock, Inc.
(e)
................... 152,397 101,971,881
Blackstone, Inc., Class A .............. 724,251 63,618,208
Blue Owl Capital, Inc., Class A .......... 389,118 4,311,427
Bridge Investment Group Holdings, Inc., Class
A ........................... 27,102 307,066
Brightsphere Investment Group, Inc. ...... 51,907 1,223,967
Carlyle Group, Inc. (The) .............. 219,767 6,825,963
Cboe Global Markets, Inc. ............. 107,439 14,422,611
Charles Schwab Corp. (The) ........... 1,554,470 81,423,139
CME Group, Inc., Class A ............. 366,114 70,118,153
Cohen & Steers, Inc. ................ 30,458 1,948,094
Coinbase Global, Inc., Class A
(a)(b)
........ 162,551 10,983,571
Diamond Hill Investment Group, Inc. ...... 2,611 429,718
Donnelley Financial Solutions, Inc.
(a)
...... 26,980 1,102,403
Evercore, Inc., Class A ............... 36,261 4,183,794
FactSet Research Systems, Inc. ......... 38,653 16,044,474
Federated Hermes, Inc., Class B ........ 85,364 3,426,511
Focus Financial Partners, Inc., Class A
(a)
... 58,877 3,053,950
Forge Global Holdings, Inc.
(a)(b)
.......... 102,307 179,037
Franklin Resources, Inc. .............. 289,675 7,803,845
GCM Grosvenor, Inc., Class A .......... 64,587 504,425
Goldman Sachs Group, Inc. (The) ....... 343,869 112,482,989
Security
Shares
Shares Value
Capital Markets (continued)
Hamilton Lane, Inc., Class A ........... 39,715 $ 2,938,116
Houlihan Lokey, Inc., Class A ........... 50,970 4,459,365
Interactive Brokers Group, Inc., Class A .... 103,665 8,558,582
Intercontinental Exchange, Inc. ......... 569,608 59,404,418
Invesco Ltd. ...................... 460,751 7,556,316
Janus Henderson Group plc ........... 134,473 3,582,361
Jefferies Financial Group, Inc. .......... 187,104 5,938,681
KKR & Co., Inc. .................... 588,750 30,921,150
Lazard Ltd., Class A ................. 116,400 3,854,004
LPL Financial Holdings, Inc. ............ 81,050 16,404,520
MarketAxess Holdings, Inc. ............ 38,396 15,023,971
Moelis & Co., Class A ................ 66,379 2,551,609
Moody's Corp. ..................... 160,303 49,055,924
Morgan Stanley .................... 1,326,760 116,489,528
Morningstar, Inc. ................... 25,316 5,139,908
MSCI, Inc. ....................... 81,406 45,562,124
Nasdaq, Inc. ...................... 345,597 18,893,788
Northern Trust Corp. ................. 212,825 18,756,267
Open Lending Corp., Class A
(a)(b)
........ 98,497 693,419
Oppenheimer Holdings, Inc., Class A, NVS . 7,314 286,343
P10, Inc., Class A .................. 69,809 705,769
Perella Weinberg Partners, Class A ....... 66,424 604,458
Piper Sandler Cos. .................. 14,304 1,982,677
PJT Partners, Inc., Class A ............ 26,934 1,944,365
Raymond James Financial, Inc. ......... 198,945 18,555,600
Robinhood Markets, Inc., Class A
(a)(b)
...... 518,036 5,030,130
S&P Global, Inc. ................... 335,313 115,605,863
Safeguard Scientifics, Inc.
(a)
............ 11,136 19,154
Sculptor Capital Management, Inc., Class A . 27 232
SEI Investments Co. ................. 103,871 5,977,776
Siebert Financial Corp.
(a)(b)
............. 45 86
Star Holdings
(a)
.................... 17,326 301,294
State Street Corp. .................. 358,402 27,127,447
StepStone Group, Inc., Class A ......... 51,467 1,249,104
Stifel Financial Corp. ................ 107,653 6,361,216
StoneX Group, Inc.
(a)
................ 17,514 1,813,224
T. Rowe Price Group, Inc. ............. 229,878 25,953,226
TPG, Inc., Class A .................. 55,279 1,621,333
Tradeweb Markets, Inc., Class A ......... 114,364 9,037,043
Victory Capital Holdings, Inc., Class A ..... 27,054 791,871
Virtu Financial, Inc., Class A ............ 91,715 1,733,414
Virtus Investment Partners, Inc. ......... 7,943 1,512,268
WisdomTree, Inc. ................... 83,886 491,572
1,242,790,647
Chemicals — 1.8%
AdvanSix, Inc. ..................... 27,950 1,069,647
Air Products & Chemicals, Inc. .......... 225,545 64,778,779
Albemarle Corp. ................... 119,593 26,434,837
American Vanguard Corp. ............. 26,726 584,765
Amyris, Inc.
(a)(b)
.................... 243,131 330,658
Ashland, Inc. ...................... 50,404 5,176,995
Aspen Aerogels, Inc.
(a)
............... 66,635 496,431
Avient Corp. ...................... 93,509 3,848,830
Axalta Coating Systems Ltd.
(a)(b)
......... 216,665 6,562,783
Balchem Corp. .................... 33,980 4,297,790
Cabot Corp. ...................... 57,020 4,370,013
Celanese Corp. .................... 102,523 11,163,729
CF Industries Holdings, Inc. ............ 200,791 14,555,340
Chase Corp. ...................... 8,809 922,567
Chemours Co. (The) ................. 153,003 4,580,910
Corteva, Inc. ...................... 725,249 43,739,767
Danimer Scientific, Inc., Class A
(a)(b)
....... 71,980 248,331
Diversey Holdings Ltd.
(a)(b)
............. 47,515 384,396
Dow, Inc. ........................ 717,176 39,315,588

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
DuPont de Nemours, Inc. ............. 468,550 $ 33,627,834
Eastman Chemical Co. ............... 123,199 10,390,604
Ecolab, Inc. ...................... 253,116 41,898,292
Ecovyst, Inc.
(a)
..................... 58,943 651,320
Element Solutions, Inc. ............... 228,071 4,404,051
Flotek Industries, Inc.
(a)(b)
.............. 64,534 44,528
FMC Corp. ....................... 127,526 15,574,750
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 1,258,665 1,674,024
Hawkins, Inc. ..................... 18,290 800,736
HB Fuller Co. ..................... 58,004 3,970,374
Huntsman Corp. ................... 189,993 5,198,209
Ingevity Corp.
(a)(b)
................... 35,656 2,550,117
Innospec, Inc. ..................... 26,513 2,722,090
International Flavors & Fragrances, Inc. .... 259,575 23,870,517
Intrepid Potash, Inc.
(a)(b)
............... 9 248
Koppers Holdings, Inc. ............... 18,465 645,721
Linde plc ........................ 500,080 177,748,435
Livent Corp.
(a)(b)
.................... 185,027 4,018,786
LSB Industries, Inc.
(a)(b)
............... 65,050 671,967
LyondellBasell Industries NV, Class A ..... 257,429 24,170,009
Mativ Holdings, Inc. ................. 52,342 1,123,783
Minerals Technologies, Inc. ............ 36,058 2,178,624
Mosaic Co. (The) ................... 344,123 15,788,363
NewMarket Corp. ................... 6,892 2,515,442
Northern Technologies International Corp. .. 1,726 20,419
Olin Corp. ........................ 123,835 6,872,843
Origin Materials, Inc., Class A
(a)(b)
........ 128,850 550,190
Orion Engineered Carbons SA .......... 62,323 1,626,007
Perimeter Solutions SA
(a)(b)
............ 149,689 1,209,487
PPG Industries, Inc. ................. 239,028 31,929,360
PureCycle Technologies, Inc.
(a)(b)
......... 120,921 846,447
Quaker Chemical Corp.
(b)
............. 14,637 2,897,394
Rayonier Advanced Materials, Inc.
(a)
...... 64,171 402,352
RPM International, Inc. ............... 131,541 11,475,637
Scotts Miracle-Gro Co. (The) ........... 44,146 3,078,742
Sensient Technologies Corp. ........... 45,333 3,470,695
Sherwin-Williams Co. (The) ............ 240,140 53,976,268
Stepan Co. ....................... 25,014 2,577,192
Trinseo plc ....................... 34,040 709,734
Tronox Holdings plc, Class A ........... 140,087 2,014,451
Valvoline, Inc. ..................... 179,453 6,270,088
Westlake Corp. .................... 34,233 3,970,343
742,998,629
Commercial Services & Supplies — 0.6%
ABM Industries, Inc. ................. 70,726 3,178,426
ACCO Brands Corp. ................. 101,012 537,384
ACV Auctions, Inc., Class A
(a)(b)
.......... 112,897 1,457,500
Aqua Metals, Inc.
(a)(b)
................ 81 81
Aris Water Solutions, Inc., Class A ....... 36 280
Aurora Innovation, Inc., Class A
(a)(b)
....... 293,855 408,459
Brady Corp., Class A, NVS ............ 41,723 2,241,777
Brink's Co. (The) ................... 47,085 3,145,278
Casella Waste Systems, Inc., Class A
(a)
.... 51,647 4,269,141
CECO Environmental Corp.
(a)
........... 29,366 410,830
Charah Solutions, Inc.
(a)(b)
............. 885 1,850
Cimpress plc
(a)(b)
................... 18,346 803,922
Cintas Corp. ...................... 87,486 40,478,023
Clean Harbors, Inc.
(a)
................ 49,240 7,019,654
CompX International, Inc.
(b)
............ 257 4,647
Copart, Inc.
(a)
..................... 432,406 32,521,255
CoreCivic, Inc.
(a)
................... 136,192 1,252,966
Deluxe Corp. ...................... 46,097 737,552
Driven Brands Holdings, Inc.
(a)(b)
......... 64,052 1,941,416
DSS, Inc.
(a)(b)
...................... 90 19
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Ennis, Inc. ....................... 26,749 $ 564,136
Fuel Tech, Inc.
(a)
................... 18,160 23,245
GEO Group, Inc. (The)
(a)
.............. 144,555 1,140,539
Harsco Corp.
(a)
.................... 81,826 558,872
Healthcare Services Group, Inc. ......... 73,272 1,016,283
Heritage-Crystal Clean, Inc.
(a)
........... 17,539 624,564
HNI Corp. ........................ 42,017 1,169,753
Interface, Inc. ..................... 54,399 441,720
JanOne, Inc.
(a)
..................... 173 197
KAR Auction Services, Inc.
(a)
........... 120,513 1,648,618
Kimball International, Inc., Class B ....... 43,966 545,178
Liquidity Services, Inc.
(a)
.............. 27 356
Matthews International Corp., Class A ..... 36,788 1,326,575
MillerKnoll, Inc. .................... 76,820 1,570,969
Montrose Environmental Group, Inc.
(a)(b)
.... 26,454 943,614
MSA Safety, Inc. ................... 37,138 4,957,923
Odyssey Marine Exploration, Inc.
(a)
....... 8,475 27,544
Performant Financial Corp.
(a)(b)
.......... 49,338 167,749
Perma-Fix Environmental Services, Inc.
(a)(b)
. 9,842 115,939
Quad/Graphics, Inc., Class A
(a)(b)
......... 26,519 113,767
Quest Resource Holding Corp.
(a)(b)
....... 9,552 58,649
Republic Services, Inc. ............... 206,892 27,975,936
Rollins, Inc. ....................... 235,877 8,852,464
SP Plus Corp.
(a)
.................... 18,133 621,781
Steelcase, Inc., Class A .............. 99,075 834,212
Stericycle, Inc.
(a)
................... 99,304 4,330,647
Team, Inc.
(a)(b)
..................... 2,791 15,294
Tetra Tech, Inc. .................... 55,321 8,127,208
UniFirst Corp. ..................... 14,548 2,563,794
Viad Corp.
(a)
...................... 18,408 383,623
VSE Corp. ....................... 10,589 475,446
Waste Management, Inc. .............. 375,065 61,199,356
232,806,411
Communications Equipment — 0.9%
ADTRAN Holdings, Inc. .............. 76,932 1,220,141
Applied Optoelectronics, Inc.
(a)(b)
......... 21,114 46,662
Arista Networks, Inc.
(a)
............... 250,636 42,071,759
Aviat Networks, Inc.
(a)(b)
............... 14,922 514,212
BK Technologies Corp. ............... 18 51
Calix, Inc.
(a)(b)
...................... 57,774 3,096,109
Cambium Networks Corp.
(a)
............ 10,461 185,369
Casa Systems, Inc.
(a)(b)
............... 27,958 35,507
Ciena Corp.
(a)
..................... 150,176 7,887,243
Cisco Systems, Inc. ................. 4,198,413 219,472,040
Clearfield, Inc.
(a)
.................... 11,847 551,833
ClearOne, Inc.
(a)
.................... 9 14
CommScope Holding Co., Inc.
(a)
......... 206,926 1,318,119
Comtech Telecommunications Corp. ...... 25,754 321,410
Digi International, Inc.
(a)(b)
............. 35,709 1,202,679
DZS, Inc.
(a)
....................... 14,658 115,652
EMCORE Corp.
(a)(b)
................. 23,564 27,099
Extreme Networks, Inc.
(a)
.............. 144,507 2,762,974
F5, Inc.
(a)
........................ 62,286 9,074,447
Genasys, Inc.
(a)(b)
................... 31,258 92,211
Harmonic, Inc.
(a)(b)
.................. 125,020 1,824,042
Infinera Corp.
(a)(b)
................... 219,631 1,704,336
Inseego Corp.
(a)(b)
................... 76,460 44,530
Juniper Networks, Inc. ............... 328,888 11,320,325
KVH Industries, Inc.
(a)
................ 18 205
Lantronix, Inc.
(a)(b)
................... 104,259 452,484
Lumentum Holdings, Inc.
(a)
............ 69,564 3,757,152
Motorola Solutions, Inc. .............. 169,075 48,377,430
NETGEAR, Inc.
(a)
................... 35,920 664,879
NetScout Systems, Inc.
(a)
............. 70,960 2,033,004

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
Optical Cable Corp.
(a)
................ 9 $ 39
Ribbon Communications, Inc.
(a)
......... 139,231 476,170
Ubiquiti, Inc. ...................... 4,586 1,245,970
Viasat, Inc.
(a)(b)
..................... 82,784 2,801,410
Viavi Solutions, Inc.
(a)
................ 228,811 2,478,023
Vislink Technologies, Inc.
(a)(b)
........... 4 1
367,175,531
Construction & Engineering — 0.3%
AECOM ......................... 139,165 11,734,393
Ameresco, Inc., Class A
(a)(b)
............ 33,099 1,629,133
API Group Corp.
(a)
.................. 210,810 4,739,009
Arcosa, Inc. ...................... 47,311 2,985,797
Argan, Inc. ....................... 12,085 489,080
Comfort Systems USA, Inc. ............ 36,027 5,258,501
Construction Partners, Inc., Class A
(a)
..... 46,594 1,255,242
Dycom Industries, Inc.
(a)(b)
............. 29,077 2,723,061
EMCOR Group, Inc. ................. 49,033 7,972,276
Fluor Corp.
(a)
...................... 144,121 4,454,780
Granite Construction, Inc. ............. 44,539 1,829,662
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 54,994 298,617
MasTec, Inc.
(a)
..................... 59,683 5,636,463
Matrix Service Co.
(a)
................. 27,156 146,642
MDU Resources Group, Inc. ........... 208,651 6,359,683
MYR Group, Inc.
(a)
.................. 18,507 2,332,067
Northwest Pipe Co.
(a)
................ 10,010 312,612
Orbital Infrastructure Group, Inc.
(a)(b)
...... 43,518 6,349
Orion Group Holdings, Inc.
(a)(b)
.......... 27,357 70,855
Primoris Services Corp. .............. 60,080 1,481,573
Quanta Services, Inc. ................ 144,363 24,056,650
Sterling Infrastructure, Inc.
(a)
........... 30,700 1,162,916
Tutor Perini Corp.
(a)
................. 42,494 262,188
Valmont Industries, Inc. ............... 20,976 6,697,217
WillScot Mobile Mini Holdings Corp.
(a)
..... 211,834 9,930,778
103,825,544
Construction Materials — 0.1%
Eagle Materials, Inc. ................. 37,302 5,474,069
Martin Marietta Materials, Inc. .......... 63,624 22,590,337
Summit Materials, Inc., Class A
(a)(b)
....... 121,452 3,460,167
Vulcan Materials Co. ................ 135,443 23,236,601
54,761,174
Consumer Finance — 0.5%
Ally Financial, Inc. .................. 302,859 7,719,876
American Express Co. ............... 606,294 100,008,195
Atlanticus Holdings Corp.
(a)
............ 9 244
Bread Financial Holdings, Inc. .......... 48,318 1,465,002
Capital One Financial Corp. ............ 386,113 37,128,626
Credit Acceptance Corp.
(a)(b)
............ 6,086 2,653,739
Discover Financial Services ............ 275,634 27,243,665
Encore Capital Group, Inc.
(a)(b)
.......... 23,655 1,193,395
Enova International, Inc.
(a)
............. 30,163 1,340,142
EZCORP, Inc., Class A, NVS
(a)
.......... 54,160 465,776
FirstCash Holdings, Inc. .............. 38,088 3,632,453
Green Dot Corp., Class A
(a)(b)
........... 39,318 675,483
LendingClub Corp.
(a)
................. 112,826 813,475
LendingTree, Inc.
(a)
.................. 10,677 284,649
Navient Corp. ..................... 107,533 1,719,453
Nelnet, Inc., Class A ................. 18,220 1,674,236
NerdWallet, Inc., Class A
(a)
............. 32,174 520,575
OneMain Holdings, Inc. ............... 123,733 4,588,020
Oportun Financial Corp.
(a)
............. 153 591
PRA Group, Inc.
(a)
.................. 45,270 1,763,719
PROG Holdings, Inc.
(a)(b)
.............. 61,242 1,456,947
SLM Corp. ....................... 255,116 3,160,887
Security
Shares
Shares Value
Consumer Finance (continued)
SoFi Technologies, Inc.
(a)(b)
............ 827,328 $ 5,021,881
Synchrony Financial ................. 443,233 12,889,216
Upstart Holdings, Inc.
(a)(b)
.............. 77,995 1,239,340
World Acceptance Corp.
(a)
............. 5,759 479,667
219,139,252
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A .......... 162,569 3,378,184
Andersons, Inc. (The) ................ 37,323 1,542,186
BJ's Wholesale Club Holdings, Inc.
(a)
...... 134,546 10,234,914
Casey's General Stores, Inc. ........... 38,378 8,307,302
Chefs' Warehouse, Inc. (The)
(a)
......... 34,455 1,173,193
Costco Wholesale Corp. .............. 453,504 225,332,533
Dollar General Corp. ................ 227,469 47,873,126
Dollar Tree, Inc.
(a)(b)
................. 211,097 30,302,974
Fresh Market, Inc. (The), NVS
(a)(d)
........ 7,280 —
Grocery Outlet Holding Corp.
(a)(b)
......... 97,415 2,752,948
HF Foods Group, Inc.
(a)
............... 34,445 135,024
Ingles Markets, Inc., Class A ........... 14,492 1,285,440
Kroger Co. (The) ................... 661,557 32,661,069
MedAvail Holdings, Inc.
(a)(b)
............ 25 7
Performance Food Group Co.
(a)
......... 157,790 9,521,049
PriceSmart, Inc. .................... 29,421 2,103,013
Rite Aid Corp.
(a)(b)
................... 59,424 133,110
SpartanNash Co. ................... 42,676 1,058,365
Sprouts Farmers Market, Inc.
(a)(b)
........ 107,328 3,759,700
Sysco Corp. ...................... 517,789 39,988,844
Target Corp. ...................... 470,946 78,002,786
United Natural Foods, Inc.
(a)
............ 59,019 1,555,151
US Foods Holding Corp.
(a)
............. 207,460 7,663,572
Walgreens Boots Alliance, Inc. .......... 729,338 25,220,508
Walmart, Inc. ...................... 1,433,270 211,335,662
Weis Markets, Inc. .................. 16,939 1,434,225
746,754,885
Containers & Packaging — 0.4%
Amcor plc ........................ 1,537,671 17,498,696
AptarGroup, Inc. ................... 66,178 7,821,578
Avery Dennison Corp. ................ 82,063 14,683,533
Ball Corp. ........................ 325,996 17,965,639
Berry Global Group, Inc. .............. 126,730 7,464,397
Crown Holdings, Inc. ................ 122,959 10,169,939
Cryptyde, Inc.
(a)
.................... 20,097 1,672
Graphic Packaging Holding Co. ......... 301,783 7,692,449
Greif, Inc., Class A, NVS .............. 20,259 1,283,813
Greif, Inc., Class B .................. 9,030 690,975
International Paper Co. ............... 360,510 12,999,991
Myers Industries, Inc. ................ 52,609 1,127,411
O-I Glass, Inc.
(a)
.................... 155,025 3,520,618
Packaging Corp. of America ........... 94,233 13,082,367
Pactiv Evergreen, Inc. ............... 45 360
Ranpak Holdings Corp., Class A
(a)(b)
...... 37,385 195,150
Sealed Air Corp. ................... 146,583 6,729,625
Silgan Holdings, Inc. ................. 84,804 4,551,431
Sonoco Products Co. ................ 101,288 6,178,568
TriMas Corp. ...................... 45,337 1,263,089
WestRock Co. ..................... 265,597 8,092,740
143,014,041
Distributors — 0.1%
Educational Development Corp.
(a)
........ 1,390 4,086
Funko, Inc., Class A
(a)
................ 27,176 256,270
Genuine Parts Co. .................. 142,796 23,891,199
Greenlane Holdings, Inc., Class A
(a)
...... 365 133
LKQ Corp. ....................... 257,367 14,608,151

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Distributors (continued)
Pool Corp. ....................... 39,650 $ 13,577,746
52,337,585
Diversified Consumer Services — 0.1%
2U, Inc.
(a)(b)
....................... 81,619 559,090
ADT, Inc. ........................ 231,957 1,677,049
Adtalem Global Education, Inc.
(a)
........ 49,354 1,906,051
American Public Education, Inc.
(a)
........ 17,927 97,164
Beachbody Co., Inc. (The), Class A
(a)(b)
.... 147,877 71,306
Bright Horizons Family Solutions, Inc.
(a)
.... 61,614 4,743,662
Carriage Services, Inc. ............... 17,968 548,383
Chegg, Inc.
(a)(b)
.................... 126,386 2,060,092
Coursera, Inc.
(a)
.................... 80,456 926,853
Duolingo, Inc., Class A
(a)(b)
............. 26,349 3,757,104
European Wax Center, Inc., Class A ...... 35,037 665,703
Frontdoor, Inc.
(a)
.................... 88,468 2,466,488
Graham Holdings Co., Class B .......... 3,708 2,209,375
Grand Canyon Education, Inc.
(a)
......... 29,675 3,379,982
H&R Block, Inc.
(b)
................... 157,693 5,558,678
Laureate Education, Inc., Class A ........ 129,614 1,524,261
Mister Car Wash, Inc.
(a)(b)
.............. 80,040 689,945
OneSpaWorld Holdings Ltd.
(a)(b)
......... 85,942 1,030,445
Perdoceo Education Corp.
(a)
........... 64,090 860,729
Regis Corp.
(a)
..................... 36 40
Rover Group, Inc., Class A
(a)
........... 75,438 341,734
Service Corp. International ............ 145,867 10,032,732
Strategic Education, Inc.
(b)
............. 24,383 2,190,325
Stride, Inc.
(a)
...................... 40,635 1,594,924
Udemy, Inc.
(a)
..................... 63,112 557,279
Universal Technical Institute, Inc.
(a)
....... 110,963 818,907
WW International, Inc.
(a)
.............. 103,875 427,965
XWELL, Inc.
(a)
..................... 72 26
50,696,292
Diversified REITs — 0.1%
Alexander & Baldwin, Inc. ............. 63,442 1,199,688
American Assets Trust, Inc. ............ 52,860 982,667
Armada Hoffler Properties, Inc. ......... 63,631 751,482
Broadstone Net Lease, Inc. ............ 184,177 3,132,851
CTO Realty Growth, Inc. .............. 29,595 510,810
Empire State Realty Trust, Inc., Class A
(b)
... 126,343 819,966
Essential Properties Realty Trust, Inc. ..... 155,525 3,864,796
Gladstone Commercial Corp. ........... 52,976 669,087
Global Net Lease, Inc. ............... 105,401 1,355,457
One Liberty Properties, Inc. ............ 17,559 402,628
Safehold, Inc. ..................... 38,736 1,137,688
WP Carey, Inc. .................... 211,829 16,406,156
31,233,276
Diversified Telecommunication Services — 0.8%
Anterix, Inc.
(a)(b)
.................... 26,826 886,331
AST SpaceMobile, Inc., Class A
(a)(b)
....... 80,163 407,228
AT&T, Inc. ........................ 7,249,928 139,561,114
ATN International, Inc. ............... 9,282 379,819
Bandwidth, Inc., Class A
(a)
............. 28,401 431,695
Charge Enterprises, Inc.
(a)(b)
............ 144 158
Cogent Communications Holdings, Inc. .... 43,407 2,765,894
Consolidated Communications Holdings, Inc.
(a)
73,468 189,548
EchoStar Corp., Class A
(a)(b)
............ 45,474 831,720
Frontier Communications Parent, Inc.
(a)
.... 225,844 5,142,468
Globalstar, Inc.
(a)(b)
.................. 627,140 727,482
IDT Corp., Class B
(a)
................. 20,799 708,830
Iridium Communications, Inc. ........... 127,283 7,882,636
Liberty Global plc, Class A
(a)
............ 176,476 3,441,282
Liberty Global plc, Class C, NVS
(a)
....... 259,334 5,285,227
Liberty Latin America Ltd., Class A
(a)
...... 53,688 446,147
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Liberty Latin America Ltd., Class C, NVS
(a)
.. 152,726 $ 1,261,517
Lumen Technologies, Inc. ............. 959,250 2,542,013
Ooma, Inc.
(a)
...................... 20,600 257,706
Radius Global Infrastructure, Inc., Class A
(a)
. 80,490 1,180,788
Verizon Communications, Inc. .......... 4,271,970 166,136,913
340,466,516
Electric Utilities — 1.7%
ALLETE, Inc. ..................... 62,505 4,023,447
Alliant Energy Corp. ................. 257,797 13,766,360
American Electric Power Co., Inc. ........ 522,993 47,587,133
Avangrid, Inc.
(b)
.................... 74,270 2,961,888
Constellation Energy Corp. ............ 331,968 26,059,488
Duke Energy Corp. ................. 780,588 75,303,324
Edison International ................. 389,471 27,492,758
Entergy Corp. ..................... 206,955 22,297,332
Evergy, Inc. ....................... 234,315 14,321,333
Eversource Energy ................. 352,944 27,621,397
Exelon Corp. ...................... 1,008,702 42,254,527
FirstEnergy Corp. .................. 556,184 22,280,731
Genie Energy Ltd., Class B ............ 18,070 249,727
Hawaiian Electric Industries, Inc. ........ 108,678 4,173,235
IDACORP, Inc. .................... 52,889 5,729,465
MGE Energy, Inc. ................... 34,652 2,691,421
NextEra Energy, Inc. ................ 2,022,523 155,896,073
NRG Energy, Inc. ................... 235,051 8,059,899
OGE Energy Corp. .................. 202,994 7,644,754
Otter Tail Corp.
(b)
................... 42,542 3,074,510
PG&E Corp.
(a)
..................... 1,651,924 26,711,611
Pinnacle West Capital Corp. ........... 117,145 9,282,570
PNM Resources, Inc. ................ 78,999 3,845,671
Portland General Electric Co. ........... 90,405 4,419,900
PPL Corp. ....................... 759,564 21,108,284
Southern Co. (The) ................. 1,109,275 77,183,355
Xcel Energy, Inc. ................... 554,496 37,395,210
693,435,403
Electrical Equipment — 0.7%
Acuity Brands, Inc.
(b)
................. 33,368 6,097,335
Advent Technologies Holdings, Inc.
(a)(b)
.... 72 76
Allied Motion Technologies, Inc. ......... 12,119 468,399
American Superconductor Corp.
(a)(b)
...... 45 221
AMETEK, Inc. ..................... 230,745 33,534,171
Array Technologies, Inc.
(a)(b)
............ 144,501 3,161,682
Atkore, Inc.
(a)(b)
..................... 38,706 5,437,419
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 60,256 365,151
Beam Global
(a)(b)
................... 7,872 125,243
Blink Charging Co.
(a)(b)
................ 36,438 315,189
Bloom Energy Corp., Class A
(a)(b)
........ 181,688 3,621,042
Broadwind, Inc.
(a)(b)
.................. 18,088 69,458
Capstone Green Energy Corp.
(a)(b)
........ 1,371 1,823
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 273,056 2,858,896
Eaton Corp. plc .................... 403,039 69,056,702
Emerson Electric Co. ................ 578,905 50,445,782
Encore Wire Corp.
(b)
................. 18,794 3,483,092
Energous Corp.
(a)
................... 53,351 28,809
Energy Focus, Inc.
(a)
................. 18 10
Energy Vault Holdings, Inc.
(a)
........... 81 173
EnerSys ......................... 42,543 3,696,136
Enovix Corp.
(a)(b)
.................... 124,219 1,852,105
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 90 231
Espey Mfg. & Electronics Corp. ......... 612 12,393
Fluence Energy, Inc., Class A
(a)(b)
........ 43,395 878,749
FuelCell Energy, Inc.
(a)(b)
.............. 419,782 1,196,379
Generac Holdings, Inc.
(a)(b)
............. 63,988 6,911,344

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
GrafTech International Ltd. ............ 258,643 $ 1,257,005
Heliogen, Inc.
(a)
.................... 261 63
Hubbell, Inc. ...................... 54,054 13,151,879
Ideal Power, Inc.
(a)
.................. 636 6,646
LSI Industries, Inc. .................. 27,988 389,873
NEXTracker, Inc., Class A
(a)(b)
........... 33,769 1,224,464
nVent Electric plc ................... 169,363 7,272,447
Ocean Power Technologies, Inc.
(a)(b)
...... 15 8
Orion Energy Systems, Inc.
(a)(b)
.......... 27,585 55,998
Pineapple Energy, Inc.
(a)
.............. 18 29
Pioneer Power Solutions, Inc.
(a)
......... 9 32
Plug Power, Inc.
(a)(b)
................. 533,038 6,247,205
Powell Industries, Inc. ................ 9,139 389,230
Preformed Line Products Co. ........... 3,377 432,391
Regal Rexnord Corp. ................ 67,171 9,452,975
Rockwell Automation, Inc. ............. 116,110 34,072,479
Sensata Technologies Holding plc ........ 155,085 7,757,352
Servotronics, Inc.
(a)
.................. 113 1,198
SES AI Corp., Class A
(a)(b)
............. 149,167 440,043
Shoals Technologies Group, Inc., Class A
(a)(b)
134,434 3,063,751
Stem, Inc.
(a)(b)
..................... 150,532 853,516
SunPower Corp.
(a)(b)
................. 82,317 1,139,267
Sunrun, Inc.
(a)(b)
.................... 219,418 4,421,273
Sunworks, Inc.
(a)(b)
.................. 45 65
Thermon Group Holdings, Inc.
(a)
......... 53,269 1,327,463
TPI Composites, Inc.
(a)(b)
.............. 38,780 506,079
Ultralife Corp.
(a)
.................... 9 36
Vertiv Holdings Co., Class A ........... 313,593 4,487,516
Vicor Corp.
(a)
...................... 24,721 1,160,404
Westwater Resources, Inc.
(a)
........... 23,663 26,266
292,754,963
Electronic Equipment, Instruments & Components — 0.9%
908 Devices, Inc.
(a)(b)
................. 18,198 156,503
ADDvantage Technologies Group, Inc.
(a)
... 9 10
Advanced Energy Industries, Inc.
(b)
....... 36,842 3,610,516
Aeva Technologies, Inc.
(a)
............. 91,828 109,275
AEye, Inc., Class A
(a)
................ 252 79
Akoustis Technologies, Inc.
(a)(b)
.......... 52,885 162,886
Amphenol Corp., Class A ............. 598,837 48,936,960
Arlo Technologies, Inc.
(a)
.............. 76,204 461,796
Arrow Electronics, Inc.
(a)
.............. 55,957 6,987,351
Astrotech Corp.
(a)
................... 48 512
Avnet, Inc. ....................... 90,221 4,077,989
Badger Meter, Inc. .................. 29,732 3,621,952
Bel Fuse, Inc., Class A ............... 246 8,935
Bel Fuse, Inc., Class B, NVS ........... 10,030 376,927
Belden, Inc. ...................... 44,778 3,885,387
Benchmark Electronics, Inc. ........... 46,337 1,097,724
CDW Corp. ....................... 136,743 26,649,843
Cemtrex, Inc.
(a)(b)
................... 23 190
ClearSign Technologies Corp.
(a)
......... 7,116 5,679
Coda Octopus Group, Inc.
(a)(b)
.......... 44,926 325,713
Cognex Corp. ..................... 174,472 8,645,088
Coherent Corp.
(a)(b)
.................. 140,527 5,351,268
Corning, Inc. ...................... 776,171 27,383,313
CTS Corp. ....................... 38,713 1,914,745
Data I/O Corp.
(a)
.................... 9 45
Digital Ally, Inc.
(a)(b)
.................. 75,560 349,087
ePlus, Inc.
(a)
...................... 27,214 1,334,575
Fabrinet
(a)
........................ 36,468 4,330,940
FARO Technologies, Inc.
(a)
............. 18,066 444,604
Frequency Electronics, Inc. ............ 9 62
Identiv, Inc.
(a)(b)
..................... 22,259 136,670
Insight Enterprises, Inc.
(a)(b)
............ 29,341 4,194,589
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
IPG Photonics Corp.
(a)
............... 34,828 $ 4,294,641
Iteris, Inc.
(a)
....................... 27,122 127,202
Itron, Inc.
(a)
....................... 54,655 3,030,620
Jabil, Inc.
(b)
....................... 136,401 12,025,112
Keysight Technologies, Inc.
(a)
........... 181,053 29,236,438
Kimball Electronics, Inc.
(a)(b)
............ 20,879 503,184
Knowles Corp.
(a)(b)
.................. 92,460 1,571,820
LGL Group, Inc. (The)
(a)(b)
............. 449 1,922
LightPath Technologies, Inc., Class A
(a)
.... 9,920 13,987
Lightwave Logic, Inc.
(a)(b)
.............. 118,117 617,752
Littelfuse, Inc. ..................... 25,667 6,881,066
Methode Electronics, Inc. ............. 36,582 1,605,218
MicroVision, Inc.
(a)(b)
................. 148,135 395,520
Mirion Technologies, Inc., Class A
(a)(b)
..... 165,399 1,412,507
M-Tron Industries, Inc.
(a)(b)
............. 224 2,408
Napco Security Technologies, Inc.
(a)
...... 37,701 1,416,804
National Instruments Corp. ............ 129,586 6,791,602
Neonode, Inc.
(a)(b)
................... 2,003 15,243
nLight, Inc.
(a)
...................... 42,556 433,220
Novanta, Inc.
(a)(b)
................... 35,790 5,693,831
OSI Systems, Inc.
(a)
................. 16,257 1,664,066
Ouster, Inc., Class A
(a)(b)
.............. 246,236 206,026
PAR Technology Corp.
(a)(b)
............. 38,833 1,318,769
PC Connection, Inc. ................. 16,321 733,792
Plexus Corp.
(a)
..................... 27,077 2,641,903
Powerfleet, Inc.
(a)(b)
.................. 18,032 61,850
Research Frontiers, Inc.
(a)(b)
............ 18,351 31,380
Rogers Corp.
(a)
.................... 18,013 2,943,865
Sanmina Corp.
(a)
................... 57,330 3,496,557
ScanSource, Inc.
(a)
.................. 28,676 872,897
SmartRent, Inc., Class A
(a)(b)
............ 154,118 393,001
TD SYNNEX Corp. .................. 43,015 4,163,422
TE Connectivity Ltd. ................. 320,175 41,990,951
Teledyne Technologies, Inc.
(a)
........... 48,072 21,505,490
Tingo Group, Inc.
(a)(b)
................. 51,903 54,498
Trimble, Inc.
(a)(b)
.................... 254,179 13,324,063
TTM Technologies, Inc.
(a)
.............. 102,586 1,383,885
Vishay Intertechnology, Inc. ............ 128,399 2,904,385
Vishay Precision Group, Inc.
(a)
.......... 9,860 411,754
Vontier Corp. ...................... 163,141 4,460,275
Wireless Telecom Group, Inc.
(a)
......... 18 33
Zebra Technologies Corp., Class A
(a)
...... 53,565 17,033,670
352,227,842
Energy Equipment & Services — 0.5%
Archrock, Inc. ..................... 136,668 1,335,246
Baker Hughes Co., Class A ............ 1,024,592 29,569,725
Bristow Group, Inc.
(a)
................ 34,830 780,192
Cactus, Inc., Class A ................ 65,542 2,702,297
ChampionX Corp. .................. 202,005 5,480,396
Core Laboratories NV
(b)
............... 45,280 998,424
Diamond Offshore Drilling, Inc.
(a)
......... 94,792 1,141,296
DMC Global, Inc.
(a)(b)
................. 15,954 350,509
Dril-Quip, Inc.
(a)
.................... 34,797 998,326
ENGlobal Corp.
(a)(b)
.................. 17,556 8,418
Enservco Corp.
(a)(b)
.................. 36 17
Expro Group Holdings NV
(a)
............ 81,171 1,490,300
Geospace Technologies Corp.
(a)
......... 18 127
Gulf Island Fabrication, Inc.
(a)(b)
.......... 10,004 37,015
Halliburton Co. .................... 931,388 29,469,116
Helix Energy Solutions Group, Inc.
(a)
...... 138,151 1,069,289
Helmerich & Payne, Inc. .............. 108,844 3,891,173
Independence Contract Drilling, Inc.
(a)
..... 1,071 3,492
KLX Energy Services Holdings, Inc.
(a)
..... 18 210
Liberty Energy, Inc., Class A ........... 158,836 2,034,689

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Mammoth Energy Services, Inc.
(a)
........ 27 $ 114
MIND Technology, Inc.
(a)
.............. 9,773 5,017
Nabors Industries Ltd.
(a)
.............. 11,352 1,383,922
Natural Gas Services Group, Inc.
(a)(b)
...... 60,222 620,889
Newpark Resources, Inc.
(a)
............ 90 347
NexTier Oilfield Solutions, Inc.
(a)(b)
........ 166,302 1,322,101
Nine Energy Service, Inc.
(a)(b)
........... 18 100
Noble Corp. plc
(a)(b)
.................. 96,766 3,819,354
NOV, Inc. ........................ 413,338 7,650,886
Oceaneering International, Inc.
(a)
........ 108,340 1,910,034
Oil States International, Inc.
(a)
........... 70,822 589,947
Patterson-UTI Energy, Inc. ............ 225,093 2,633,588
ProFrac Holding Corp., Class A
(a)(b)
....... 35,322 447,530
ProPetro Holding Corp.
(a)
.............. 83,458 600,063
Ranger Energy Services, Inc.
(a)
......... 5,768 58,776
RPC, Inc. ........................ 84,177 647,321
Schlumberger NV .................. 1,446,876 71,041,612
SEACOR Marine Holdings, Inc.
(a)
........ 45,984 349,938
Select Energy Services, Inc., Class A ..... 175,578 1,222,023
Smart Sand, Inc.
(a)
.................. 144 253
Solaris Oilfield Infrastructure, Inc., Class A .. 36 307
Superior Drilling Products, Inc.
(a)(b)
........ 9 8
TechnipFMC plc
(a)
.................. 456,702 6,233,982
Tidewater, Inc.
(a)(b)
.................. 50,664 2,233,269
Transocean Ltd.
(a)(b)
................. 672,654 4,278,079
US Silica Holdings, Inc.
(a)
............. 71,059 848,444
Valaris Ltd.
(a)(b)
..................... 62,052 4,037,103
Weatherford International plc
(a)
.......... 65,259 3,873,122
197,168,386
Entertainment — 1.4%
Activision Blizzard, Inc. ............... 723,737 61,944,650
AMC Entertainment Holdings, Inc., Class A
(a)(b)
507,680 2,543,477
Chicken Soup For The Soul Entertainment,
Inc.
(a)
......................... 4,116 8,232
Cinedigm Corp., Class A
(a)(b)
............ 90,074 37,831
Cinemark Holdings, Inc.
(a)(b)
............ 108,927 1,611,030
CuriosityStream, Inc., Class A
(a)
......... 63 85
Electronic Arts, Inc. ................. 263,378 31,723,880
Endeavor Group Holdings, Inc., Class A
(a)(b)
. 177,232 4,241,162
Gaia, Inc., Class A
(a)(b)
................ 18 50
Genius Brands International, Inc.
(a)
....... 45 123
Liberty Media Corp.-Liberty Braves, Class A
(a)(b)
19,699 681,191
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(a)
........................ 35,861 1,208,157
Liberty Media Corp.-Liberty Formula One,
Class A
(a)
...................... 24,227 1,635,323
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 211,410 15,819,810
Lions Gate Entertainment Corp., Class A
(a)(b)
. 57,423 635,673
Lions Gate Entertainment Corp., Class B,
NVS
(a)
........................ 116,121 1,205,336
Live Nation Entertainment, Inc.
(a)
........ 144,764 10,133,480
LiveOne, Inc.
(a)(b)
................... 90 103
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 26,037 1,538,005
Madison Square Garden Sports Corp. ..... 17,818 3,471,837
Marcus Corp. (The)
(b)
................ 29,340 469,440
Netflix, Inc.
(a)
...................... 453,768 156,767,769
Playtika Holding Corp.
(a)
.............. 103,466 1,165,027
ROBLOX Corp., Class A
(a)(b)
............ 371,547 16,712,184
Roku, Inc., Class A
(a)(b)
............... 126,038 8,295,821
Sciplay Corp., Class A
(a)(b)
............. 35,258 597,976
Skillz, Inc., Class A
(a)(b)
............... 278,692 165,320
Take-Two Interactive Software, Inc.
(a)
...... 161,877 19,311,926
Security
Shares
Shares Value
Entertainment (continued)
Walt Disney Co. (The)
(a)
.............. 1,862,068 $ 186,448,869
Warner Bros Discovery, Inc.
(a)(b)
......... 2,262,063 34,157,151
Warner Music Group Corp., Class A ...... 118,081 3,940,363
World Wrestling Entertainment, Inc., Class A 41,710 3,806,455
570,277,736
Financial Services — 4.0%
Acacia Research Corp.
(a)(b)
............. 30,005 115,819
Affirm Holdings, Inc., Class A
(a)(b)
......... 221,210 2,493,037
Alerus Financial Corp. ............... 17,004 272,914
A-Mark Precious Metals, Inc. ........... 20,718 717,879
Apollo Global Management, Inc. ......... 447,759 28,280,458
AvidXchange Holdings, Inc.
(a)
........... 161,725 1,261,455
Berkshire Hathaway, Inc., Class B
(a)
...... 1,833,826 566,230,454
Block, Inc., Class A
(a)(b)
............... 550,248 37,774,525
Cannae Holdings, Inc.
(a)
.............. 82,087 1,656,516
Cantaloupe, Inc.
(a)
.................. 85,352 486,506
Cass Information Systems, Inc. ......... 10,607 459,389
Enact Holdings, Inc. ................. 29,551 675,536
Equitable Holdings, Inc. .............. 349,288 8,868,422
Essent Group Ltd. .................. 109,105 4,369,655
Euronet Worldwide, Inc.
(a)(b)
............ 50,790 5,683,401
EVERTEC, Inc. .................... 63,526 2,144,003
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 9,137 1,216,957
Fidelity National Information Services, Inc. .. 605,558 32,899,966
Fiserv, Inc.
(a)
...................... 647,116 73,143,522
FleetCor Technologies, Inc.
(a)(b)
.......... 76,410 16,111,049
FlexShopper, Inc.
(a)
................. 9 8
Flywire Corp.
(a)
.................... 63,832 1,874,108
Global Payments, Inc. ............... 269,137 28,323,978
I3 Verticals, Inc., Class A
(a)(b)
........... 33,851 830,365
Impac Mortgage Holdings, Inc.
(a)
......... 9 3
International Money Express, Inc.
(a)
....... 39,239 1,011,581
Jack Henry & Associates, Inc. .......... 74,738 11,264,511
Jackson Financial, Inc., Class A ......... 59,755 2,235,435
LM Funding America, Inc.
(a)
............ 2,949 2,301
Marqeta, Inc., Class A
(a)
.............. 446,667 2,041,268
Mastercard, Inc., Class A .............. 858,183 311,872,284
Merchants Bancorp ................. 30,760 800,990
MGIC Investment Corp. .............. 300,606 4,034,133
MoneyGram International, Inc.
(a)(b)
........ 91,493 953,357
Mr Cooper Group, Inc.
(a)
.............. 71,567 2,932,100
NMI Holdings, Inc., Class A
(a)
........... 80,148 1,789,705
Payoneer Global, Inc.
(a)
............... 192,400 1,208,272
PayPal Holdings, Inc.
(a)
............... 1,157,247 87,881,337
Paysign, Inc.
(a)(b)
.................... 36 131
PennyMac Financial Services, Inc. ....... 29,291 1,746,037
Radian Group, Inc. .................. 165,839 3,665,042
Remitly Global, Inc.
(a)(b)
............... 94,895 1,608,470
Repay Holdings Corp., Class A
(a)
........ 90,961 597,614
Rocket Cos., Inc., Class A
(a)(b)
........... 148,012 1,340,989
Shift4 Payments, Inc., Class A
(a)(b)
........ 53,503 4,055,527
TFS Financial Corp. ................. 63,927 807,398
Toast, Inc., Class A
(a)(b)
............... 325,159 5,771,572
Usio, Inc.
(a)
....................... 7,698 13,395
UWM Holdings Corp., Class A
(b)
......... 92,585 454,592
Velocity Financial, Inc.
(a)
.............. 72,198 651,948
Visa, Inc., Class A .................. 1,651,714 372,395,438
Voya Financial, Inc. ................. 96,181 6,873,094
Walker & Dunlop, Inc. ................ 31,191 2,375,819
Waterstone Financial, Inc. ............. 29,663 448,801
Western Union Co. (The) ............. 352,566 3,931,111

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
WEX, Inc.
(a)
....................... 43,961 $ 8,083,988
1,658,738,165
Food Products — 1.1%
Alico, Inc. ........................ 16,389 396,614
AppHarvest, Inc.
(a)
.................. 61,020 37,363
Arcadia Biosciences, Inc.
(a)
............ 2 15
Archer-Daniels-Midland Co. ............ 554,297 44,155,299
B&G Foods, Inc.
(b)
.................. 80,181 1,245,211
Benson Hill, Inc.
(a)
.................. 217,551 250,184
Beyond Meat, Inc.
(a)(b)
................ 60,528 982,369
Bunge Ltd. ....................... 152,929 14,607,778
Calavo Growers, Inc. ................ 19,608 564,122
Cal-Maine Foods, Inc. ................ 36,041 2,194,536
Campbell Soup Co. ................. 196,284 10,791,694
Conagra Brands, Inc. ................ 485,854 18,248,676
Darling Ingredients, Inc.
(a)(b)
............ 163,925 9,573,220
Farmer Bros Co.
(a)(b)
................. 6,760 26,094
Flowers Foods, Inc. ................. 207,489 5,687,273
Fresh Del Monte Produce, Inc. .......... 33,556 1,010,371
Freshpet, Inc.
(a)(b)
................... 48,971 3,241,390
General Mills, Inc. .................. 597,990 51,104,225
Hain Celestial Group, Inc. (The)
(a)(b)
....... 91,259 1,565,092
Hershey Co. (The) .................. 147,660 37,566,181
Hormel Foods Corp. ................. 299,287 11,935,566
Hostess Brands, Inc., Class A
(a)
......... 135,803 3,378,779
Ingredion, Inc. ..................... 65,913 6,705,329
J & J Snack Foods Corp. .............. 16,827 2,494,098
JM Smucker Co. (The) ............... 109,336 17,206,206
John B Sanfilippo & Son, Inc. ........... 10,990 1,065,151
Kellogg Co.
(b)
..................... 256,180 17,153,813
Kraft Heinz Co. (The) ................ 805,845 31,162,026
Lamb Weston Holdings, Inc. ........... 143,346 14,982,524
Lancaster Colony Corp. .............. 20,528 4,164,721
Limoneira Co. ..................... 9,777 162,885
McCormick & Co., Inc., NVS ........... 260,115 21,644,169
Mission Produce, Inc.
(a)
............... 51,740 574,831
Mondelez International, Inc., Class A ...... 1,377,532 96,041,531
Pilgrim's Pride Corp.
(a)
............... 36,421 844,239
Post Holdings, Inc.
(a)
................. 53,123 4,774,164
RiceBran Technologies
(a)
.............. 915 851
Rocky Mountain Chocolate Factory, Inc.
(a)
.. 9 48
S&W Seed Co.
(a)
................... 45 65
Seaboard Corp. .................... 260 980,203
Seneca Foods Corp., Class A
(a)
......... 8,402 439,173
Simply Good Foods Co. (The)
(a)
......... 84,869 3,375,240
Sovos Brands, Inc.
(a)(b)
............... 53,676 895,316
Tattooed Chef, Inc., Class A
(a)(b)
......... 72 102
Tootsie Roll Industries, Inc. ............ 18,490 830,386
TreeHouse Foods, Inc.
(a)
.............. 51,004 2,572,132
Tyson Foods, Inc., Class A ............ 290,031 17,204,639
Utz Brands, Inc., Class A
(b)
............ 87,061 1,433,895
Vital Farms, Inc.
(a)
.................. 20,634 315,700
Whole Earth Brands, Inc., Class A
(a)
...... 63 161
465,585,650
Gas Utilities — 0.1%
Atmos Energy Corp. ................. 143,051 16,073,210
Chesapeake Utilities Corp. ............ 16,100 2,060,639
National Fuel Gas Co. ............... 94,020 5,428,715
New Jersey Resources Corp. ........... 97,458 5,184,766
Northwest Natural Holding Co. .......... 51,127 2,431,600
ONE Gas, Inc. ..................... 54,001 4,278,499
Southwest Gas Holdings, Inc. .......... 64,458 4,025,402
Spire, Inc. ........................ 52,899 3,710,336
Security
Shares
Shares Value
Gas Utilities (continued)
UGI Corp. ........................ 216,169 $ 7,514,034
50,707,201
Ground Transportation — 1.0%
ArcBest Corp. ..................... 26,586 2,457,078
Avis Budget Group, Inc.
(a)
............. 25,205 4,909,934
Covenant Logistics Group, Inc., Class A .... 8,412 297,953
CSX Corp. ....................... 2,129,276 63,750,523
Daseke, Inc.
(a)
..................... 111,571 862,444
FTAI Infrastructure, Inc. ............... 100,116 300,348
Heartland Express, Inc. ............... 47,435 755,165
Hertz Global Holdings, Inc.
(a)(b)
.......... 174,689 2,845,684
JB Hunt Transport Services, Inc. ........ 84,332 14,796,893
Knight-Swift Transportation Holdings, Inc. .. 166,231 9,405,350
Landstar System, Inc.
(b)
............... 37,730 6,763,480
Lyft, Inc., Class A
(a)
.................. 337,162 3,125,492
Marten Transport Ltd. ................ 66,157 1,385,989
Norfolk Southern Corp. ............... 231,053 48,983,236
Old Dominion Freight Line, Inc. ......... 91,828 31,298,655
RXO, Inc.
(a)(b)
...................... 116,601 2,290,044
Ryder System, Inc. .................. 48,782 4,353,306
Saia, Inc.
(a)(b)
...................... 26,658 7,253,109
Schneider National, Inc., Class B ........ 45,788 1,224,829
TuSimple Holdings, Inc., Class A
(a)(b)
...... 143,715 211,261
Uber Technologies, Inc.
(a)(b)
............ 2,039,550 64,653,735
U-Haul Holding Co. ................. 96,943 5,077,561
Union Pacific Corp. ................. 621,234 125,029,555
Werner Enterprises, Inc. .............. 58,154 2,645,425
XPO, Inc.
(a)
....................... 114,300 3,646,170
408,323,219
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories ................. 1,779,630 180,205,334
Accelerate Diagnostics, Inc.
(a)(b)
......... 28,134 19,694
Acutus Medical, Inc.
(a)
................ 19,259 14,521
Aethlon Medical, Inc.
(a)
............... 415 160
Align Technology, Inc.
(a)
............... 74,028 24,735,716
Alphatec Holdings, Inc.
(a)
.............. 70,340 1,097,304
AngioDynamics, Inc.
(a)
............... 49,293 509,690
Apollo Endosurgery, Inc.
(a)
............. 36 357
Apyx Medical Corp.
(a)(b)
............... 31,222 89,919
Artivion, Inc.
(a)
..................... 54,220 710,282
Asensus Surgical, Inc.
(a)(b)
............. 228,256 150,192
Aspira Women's Health, Inc.
(a)(b)
......... 42,731 15,640
AtriCure, Inc.
(a)
.................... 47,429 1,965,932
Atrion Corp. ...................... 1,560 979,540
Avanos Medical, Inc.
(a)
............... 51,328 1,526,495
AxoGen, Inc.
(a)
..................... 44,374 419,334
Axonics, Inc.
(a)
..................... 55,662 3,036,919
Baxter International, Inc. .............. 520,477 21,110,547
Becton Dickinson & Co. .............. 288,003 71,292,263
Beyond Air, Inc.
(a)(b)
.................. 18,517 124,990
Biolase, Inc.
(a)
..................... 81 23
Biomerica, Inc.
(a)(b)
.................. 8,043 15,040
Bioventus, Inc., Class A
(a)
............. 117 125
Boston Scientific Corp.
(a)
.............. 1,449,056 72,496,272
Butterfly Network, Inc., Class A
(a)(b)
....... 134,988 253,777
Cardiovascular Systems, Inc.
(a)
.......... 42,517 844,388
Cerus Corp.
(a)(b)
.................... 216,358 642,583
Chembio Diagnostics, Inc.
(a)(b)
.......... 8,950 3,958
ClearPoint Neuro, Inc.
(a)(b)
............. 77,291 652,336
Co-Diagnostics, Inc.
(a)(b)
............... 36 53
Conformis, Inc.
(a)
................... 3,179 5,086
CONMED Corp. .................... 30,911 3,210,416
Cooper Cos., Inc. (The) .............. 50,975 19,032,026

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Cutera, Inc.
(a)
..................... 18,034 $ 425,963
CytoSorbents Corp.
(a)(b)
............... 26,348 88,793
Dentsply Sirona, Inc. ................ 218,125 8,567,950
Dexcom, Inc.
(a)
.................... 394,356 45,816,280
Eargo, Inc.
(a)
...................... 9 42
Edwards Lifesciences Corp.
(a)
.......... 629,747 52,098,969
Ekso Bionics Holdings, Inc.
(a)
........... 18 30
ElectroCore, Inc.
(a)(b)
................. 2,221 12,216
Electromed, Inc.
(a)
.................. 9 94
Embecta Corp. .................... 56,884 1,599,578
Enovis Corp.
(a)(b)
.................... 53,417 2,857,275
Envista Holdings Corp.
(a)(b)
............. 163,564 6,686,496
Figs, Inc., Class A
(a)(b)
................ 133,223 824,650
GE HealthCare Technologies, Inc.
(a)
...... 369,640 30,321,569
Glaukos Corp.
(a)(b)
................... 55,048 2,757,905
Globus Medical, Inc., Class A
(a)
......... 78,496 4,446,013
Haemonetics Corp.
(a)
................ 53,135 4,396,921
Helius Medical Technologies, Inc.
(a)(b)
...... 1,941 503
Heska Corp.
(a)
..................... 9,576 934,809
Hologic, Inc.
(a)
..................... 248,104 20,021,993
ICU Medical, Inc.
(a)(b)
................. 20,118 3,318,665
IDEXX Laboratories, Inc.
(a)
............. 84,598 42,305,768
Inari Medical, Inc.
(a)
................. 49,453 3,053,228
Inogen, Inc.
(a)
..................... 18,378 229,357
Inspire Medical Systems, Inc.
(a)
......... 29,292 6,856,378
Insulet Corp.
(a)(b)
.................... 70,375 22,446,810
Integer Holdings Corp.
(a)(b)
............. 36,734 2,846,885
Integra LifeSciences Holdings Corp.
(a)
..... 72,020 4,134,668
Intuitive Surgical, Inc.
(a)
............... 357,200 91,253,884
InVivo Therapeutics Holdings Corp.
(a)
..... 1 1
iRhythm Technologies, Inc.
(a)
........... 31,715 3,933,611
IRIDEX Corp.
(a)
.................... 9,632 20,035
Kewaunee Scientific Corp.
(a)
........... 262 4,121
KORU Medical Systems, Inc.
(a)
.......... 17,394 73,403
Lantheus Holdings, Inc.
(a)
............. 70,384 5,810,903
LeMaitre Vascular, Inc. ............... 25,172 1,295,603
LENSAR, Inc.
(a)
.................... 9 22
LivaNova plc
(a)
..................... 55,648 2,425,140
LogicMark, Inc.
(a)
................... 25 4
Masimo Corp.
(a)(b)
................... 49,039 9,049,657
Medtronic plc ..................... 1,353,603 109,127,474
Merit Medical Systems, Inc.
(a)
........... 57,703 4,267,137
Mesa Laboratories, Inc. .............. 5,009 875,223
Microbot Medical, Inc.
(a)(b)
............. 17 35
Milestone Scientific, Inc.
(a)(b)
............ 9,820 8,838
Motus GI Holdings, Inc.
(a)(b)
............ 530 514
Neogen Corp.
(a)
.................... 225,784 4,181,520
NeuroMetrix, Inc.
(a)
.................. 10 15
Neuronetics, Inc.
(a)(b)
................. 36 105
Nevro Corp.
(a)
..................... 38,039 1,375,110
Novocure Ltd.
(a)(b)
................... 93,112 5,599,756
NuVasive, Inc.
(a)
.................... 53,072 2,192,404
Omnicell, Inc.
(a)(b)
................... 43,863 2,573,442
OraSure Technologies, Inc.
(a)
........... 65,213 394,539
Orthofix Medical, Inc.
(a)(b)
.............. 41,173 689,648
OrthoPediatrics Corp.
(a)
............... 15,814 700,402
Outset Medical, Inc.
(a)(b)
............... 48,921 900,146
Owlet, Inc., Class A
(a)
................ 171 55
Paragon 28, Inc.
(a)
.................. 25,620 437,333
PAVmed, Inc.
(a)
.................... 126 47
Penumbra, Inc.
(a)(b)
.................. 39,666 11,054,518
Predictive Oncology, Inc.
(a)
............. 6 2
PROCEPT BioRobotics Corp.
(a)(b)
........ 41,545 1,179,878
Pro-Dex, Inc.
(a)(b)
................... 613 10,145
Pulmonx Corp.
(a)
................... 39,450 441,051
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
QuidelOrtho Corp.
(a)
................. 54,515 $ 4,856,741
ResMed, Inc. ..................... 149,165 32,665,643
Rockwell Medical, Inc.
(a)(b)
............. 5,817 10,529
Senseonics Holdings, Inc.
(a)(b)
........... 421,429 299,215
Shockwave Medical, Inc.
(a)(b)
........... 36,631 7,942,700
SI-BONE, Inc.
(a)
.................... 33,820 665,239
Sientra, Inc.
(a)(b)
.................... 11,315 17,425
Sight Sciences, Inc.
(a)(b)
............... 27,397 239,450
Silk Road Medical, Inc.
(a)
.............. 43,321 1,695,151
SiNtx Technologies, Inc.
(a)
............. 1 2
SmileDirectClub, Inc., Class A
(a)(b)
........ 76,192 32,763
STAAR Surgical Co.
(a)(b)
............... 50,765 3,246,422
Stereotaxis, Inc.
(a)(b)
................. 41,977 85,633
STERIS plc ....................... 102,348 19,577,125
Strata Skin Sciences, Inc.
(a)(b)
........... 1,191 1,310
Stryker Corp. ..................... 342,801 97,859,402
Surgalign Holdings, Inc.
(a)(b)
............ 1,805 2,888
Surmodics, Inc.
(a)
................... 14,074 320,606
Tactile Systems Technology, Inc.
(a)
....... 17,892 293,787
Tandem Diabetes Care, Inc.
(a)(b)
......... 68,471 2,780,607
Tela Bio, Inc.
(a)(b)
.................... 3,109 33,080
Teleflex, Inc. ...................... 48,766 12,352,915
ThermoGenesis Holdings, Inc.
(a)
......... 1 3
TransMedics Group, Inc.
(a)(b)
............ 33,010 2,499,847
Treace Medical Concepts, Inc.
(a)
......... 46,259 1,165,264
UFP Technologies, Inc.
(a)(b)
............. 8,451 1,097,278
Vapotherm, Inc.
(a)(b)
.................. 45 30
Varex Imaging Corp.
(a)
............... 37,255 677,668
Venus Concept, Inc.
(a)(b)
............... 15,783 3,460
ViewRay, Inc.
(a)
.................... 140,576 486,393
Vivani Medical, Inc.
(a)(b)
............... 293,596 293,596
VolitionRX Ltd.
(a)(b)
.................. 9,812 18,741
Xtant Medical Holdings, Inc.
(a)
.......... 143 91
Zimmer Biomet Holdings, Inc. .......... 213,157 27,539,884
Zimvie, Inc.
(a)
...................... 20,949 151,461
Zomedica Corp.
(a)(b)
................. 1,026 217
Zynex, Inc.
(a)
...................... 16,642 199,704
1,151,198,711
Health Care Providers & Services — 2.8%
23andMe Holding Co., Class A
(a)(b)
....... 373,291 851,103
Acadia Healthcare Co., Inc.
(a)
........... 96,335 6,960,204
Accolade, Inc.
(a)(b)
................... 57,402 825,441
AdaptHealth Corp.
(a)(b)
................ 77,291 960,727
Addus HomeCare Corp.
(a)(b)
............ 16,501 1,761,647
Agiliti, Inc.
(a)(b)
..................... 36,116 577,134
agilon health, Inc.
(a)(b)
................ 199,315 4,733,731
Alignment Healthcare, Inc.
(a)
........... 83,724 532,485
Amedisys, Inc.
(a)
................... 34,448 2,533,650
AmerisourceBergen Corp. ............. 164,141 26,280,616
AMN Healthcare Services, Inc.
(a)
......... 45,918 3,809,357
Apollo Medical Holdings, Inc.
(a)(b)
......... 37,630 1,372,366
Brookdale Senior Living, Inc.
(a)(b)
......... 236,744 698,395
Cano Health, Inc., Class A
(a)(b)
.......... 234 213
Cardinal Health, Inc. ................. 263,026 19,858,463
CareMax, Inc., Class A
(a)
.............. 99 264
Castle Biosciences, Inc.
(a)
............. 27,608 627,254
Centene Corp.
(a)
................... 566,554 35,811,878
Chemed Corp. ..................... 15,109 8,124,865
Cigna Group (The) .................. 303,632 77,587,085
Clover Health Investments Corp.
(a)(b)
...... 275,962 233,215
Community Health Systems, Inc.
(a)
....... 126,188 618,321
CorVel Corp.
(a)
..................... 9,243 1,758,758
Cross Country Healthcare, Inc.
(a)
........ 35,556 793,610
CVS Health Corp. .................. 1,307,836 97,185,293

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
DaVita, Inc.
(a)(b)
.................... 56,863 $ 4,612,158
DocGo, Inc.
(a)
..................... 99,133 857,500
Elevance Health, Inc. ................ 242,906 111,690,608
Encompass Health Corp. ............. 101,519 5,492,178
Enhabit, Inc.
(a)(b)
.................... 50,451 701,773
Ensign Group, Inc. (The) .............. 58,298 5,569,791
Enzo Biochem, Inc.
(a)(b)
............... 37,350 90,760
Fulgent Genetics, Inc.
(a)(b)
............. 17,914 559,275
GeneDx Holdings Corp., Class A
(a)(b)
...... 954,826 348,511
Great Elm Group, Inc.
(a)
.............. 6,972 15,826
Guardant Health, Inc.
(a)
............... 111,929 2,623,616
HCA Healthcare, Inc. ................ 215,376 56,790,344
HealthEquity, Inc.
(a)
.................. 84,703 4,972,913
Henry Schein, Inc.
(a)(b)
................ 136,612 11,139,342
Hims & Hers Health, Inc., Class A
(a)
....... 125,457 1,244,533
Humana, Inc. ..................... 127,371 61,833,526
Invitae Corp.
(a)(b)
.................... 214,696 289,840
Laboratory Corp. of America Holdings ..... 90,480 20,757,922
LifeStance Health Group, Inc.
(a)(b)
........ 74,785 555,653
McKesson Corp. ................... 138,996 49,489,526
ModivCare, Inc.
(a)
................... 13,854 1,164,844
Molina Healthcare, Inc.
(a)
.............. 59,283 15,857,610
National HealthCare Corp. ............. 12,847 746,025
National Research Corp. .............. 19,506 848,706
NeoGenomics, Inc.
(a)
................ 123,884 2,156,820
Oak Street Health, Inc.
(a)(b)
............. 118,285 4,575,264
Ontrak, Inc.
(a)(b)
.................... 18 9
OPKO Health, Inc.
(a)(b)
................ 425,508 621,242
Option Care Health, Inc.
(a)
............. 169,452 5,383,490
Owens & Minor, Inc.
(a)
................ 83,629 1,216,802
Patterson Cos., Inc. ................. 91,912 2,460,484
Pediatrix Medical Group, Inc.
(a)
.......... 91,441 1,363,385
Pennant Group, Inc. (The)
(a)
............ 25,218 360,113
PetIQ, Inc., Class A
(a)(b)
............... 19,962 228,365
Premier, Inc., Class A ................ 122,267 3,957,783
Privia Health Group, Inc.
(a)(b)
............ 47,555 1,312,994
Progyny, Inc.
(a)
..................... 80,932 2,599,536
Psychemedics Corp. ................ 9 47
Quest Diagnostics, Inc. ............... 112,393 15,901,362
R1 RCM, Inc.
(a)
.................... 133,748 2,006,220
RadNet, Inc.
(a)
..................... 54,826 1,372,295
Regional Health Properties, Inc.
(a)
........ 885 3,018
Select Medical Holdings Corp. .......... 102,715 2,655,183
Star Equity Holdings, Inc.
(a)(b)
........... 1,268 1,179
Surgery Partners, Inc.
(a)(b)
............. 72,458 2,497,627
Talkspace, Inc.
(a)(b)
.................. 198 138
Tenet Healthcare Corp.
(a)
.............. 112,406 6,679,165
UnitedHealth Group, Inc. .............. 953,434 450,583,374
Universal Health Services, Inc., Class B ... 65,918 8,378,178
US Physical Therapy, Inc. ............. 16,215 1,587,611
1,170,650,539
Health Care REITs — 0.3%
CareTrust REIT, Inc. ................. 98,218 1,923,108
Community Healthcare Trust, Inc. ........ 46,312 1,695,019
Diversified Healthcare Trust ............ 329,412 444,706
Global Medical REIT, Inc. ............. 54,268 494,382
Healthcare Realty Trust, Inc., Class A ..... 384,527 7,432,907
Healthpeak Properties, Inc. ............ 575,965 12,653,951
LTC Properties, Inc. ................. 57,467 2,018,816
Medical Properties Trust, Inc.
(b)
.......... 618,887 5,087,251
National Health Investors, Inc. .......... 44,832 2,312,435
Omega Healthcare Investors, Inc. ........ 237,040 6,497,266
Physicians Realty Trust ............... 227,628 3,398,486
Sabra Health Care REIT, Inc. ........... 253,402 2,914,123
Security
Shares
Shares Value
Health Care REITs (continued)
Universal Health Realty Income Trust ..... 12,290 $ 591,272
Ventas, Inc. ...................... 408,096 17,690,962
Welltower, Inc. ..................... 481,964 34,551,999
99,706,683
Health Care Technology — 0.1%
American Well Corp., Class A
(a)(b)
........ 388,422 916,676
CareCloud, Inc.
(a)
................... 6,982 23,390
Certara, Inc.
(a)(b)
.................... 102,299 2,466,429
Computer Programs & Systems, Inc.
(a)
..... 9,275 280,105
Definitive Healthcare Corp., Class A
(a)(b)
.... 40,240 415,679
Doximity, Inc., Class A
(a)(b)
............. 121,191 3,924,165
Evolent Health, Inc., Class A
(a)
.......... 93,283 3,027,033
GoodRx Holdings, Inc., Class A
(a)
........ 63,622 397,638
Health Catalyst, Inc.
(a)
................ 67,037 782,322
HealthStream, Inc.
(a)
................. 26,548 719,451
HTG Molecular Diagnostics, Inc.
(a)
....... 9 24
iCAD, Inc.
(a)(b)
..................... 24,060 29,834
Multiplan Corp., Class A
(a)
............. 261 277
NextGen Healthcare, Inc.
(a)
............ 80,097 1,394,489
OptimizeRx Corp.
(a)
................. 27 395
Phreesia, Inc.
(a)
.................... 54,129 1,747,825
Schrodinger, Inc.
(a)(b)
................. 63,570 1,673,798
SCWorx Corp.
(a)
.................... 5,712 1,999
Sharecare, Inc., Class A
(a)(b)
............ 284,393 403,838
Simulations Plus, Inc. ................ 19,525 857,929
Streamline Health Solutions, Inc.
(a)(b)
...... 19,135 34,443
Tabula Rasa HealthCare, Inc.
(a)
......... 27 151
Teladoc Health, Inc.
(a)(b)
............... 176,080 4,560,472
Veeva Systems, Inc., Class A
(a)(b)
........ 143,347 26,345,745
Veradigm, Inc.
(a)
.................... 127,428 1,662,935
51,667,042
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. ............ 215,431 3,343,489
Ashford Hospitality Trust, Inc.
(a)
......... 27,234 87,421
Braemar Hotels & Resorts, Inc. ......... 133,180 514,075
Chatham Lodging Trust ............... 93,937 985,399
DiamondRock Hospitality Co. ........... 195,296 1,587,756
Hersha Hospitality Trust, Class A ........ 45 302
Host Hotels & Resorts, Inc. ............ 728,272 12,009,205
Park Hotels & Resorts, Inc. ............ 244,727 3,024,826
Pebblebrook Hotel Trust
(b)
............. 134,721 1,891,483
RLJ Lodging Trust .................. 172,691 1,830,525
Ryman Hospitality Properties, Inc. ....... 56,449 5,065,169
Service Properties Trust .............. 150,750 1,501,470
Sotherly Hotels, Inc.
(a)
................ 9 18
Summit Hotel Properties, Inc. ........... 101,798 712,586
Sunstone Hotel Investors, Inc. .......... 226,531 2,238,126
Xenia Hotels & Resorts, Inc. ........... 103,750 1,358,088
36,149,938
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc., Class A
(a)(b)
..... 63,136 575,169
Airbnb, Inc., Class A
(a)(b)
............... 404,269 50,291,064
Allied Gaming & Entertainment, Inc.
(a)
..... 9 11
Aramark ......................... 270,324 9,677,599
Ark Restaurants Corp. ............... 295 5,103
Bally's Corp.
(a)(b)
.................... 25,638 500,454
BJ's Restaurants, Inc.
(a)
............... 26,536 773,259
Bloomin' Brands, Inc. ................ 89,360 2,292,084
Booking Holdings, Inc.
(a)
.............. 39,483 104,725,104
Bowlero Corp.
(a)(b)
................... 34,768 589,318
Boyd Gaming Corp. ................. 80,450 5,158,454
Brinker International, Inc.
(a)(b)
........... 42,142 1,601,396
Caesars Entertainment, Inc.
(a)
.......... 225,707 11,016,759

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Canterbury Park Holding Corp. .......... 598 $ 14,642
Carnival Corp.
(a)(b)
................... 1,014,656 10,298,758
Cheesecake Factory, Inc. (The) ......... 61,627 2,160,026
Chipotle Mexican Grill, Inc.
(a)
........... 28,068 47,948,284
Choice Hotels International, Inc. ......... 25,928 3,038,502
Churchill Downs, Inc.
(b)
............... 33,371 8,578,016
Chuy's Holdings, Inc.
(a)(b)
.............. 17,947 643,400
Cracker Barrel Old Country Store, Inc. ..... 24,676 2,803,194
Darden Restaurants, Inc. ............. 124,366 19,296,629
Dave & Buster's Entertainment, Inc.
(a)
..... 46,243 1,701,280
Denny's Corp.
(a)(b)
................... 81,263 906,895
Dine Brands Global, Inc. .............. 17,957 1,214,611
Domino's Pizza, Inc. ................. 36,273 11,965,374
DoorDash, Inc., Class A
(a)
............. 268,851 17,088,170
DraftKings, Inc., Class A
(a)(b)
............ 463,886 8,980,833
Dutch Bros, Inc., Class A
(a)(b)
........... 34,894 1,103,697
Everi Holdings, Inc.
(a)
................ 108,167 1,855,064
Expedia Group, Inc.
(a)
................ 151,677 14,717,219
Fiesta Restaurant Group, Inc.
(a)
......... 35,989 295,830
Flanigan's Enterprises, Inc. ............ 198 5,599
Full House Resorts, Inc.
(a)
............. 21,333 154,238
GAN Ltd.
(a)
....................... 63 81
Golden Entertainment, Inc.
(a)
........... 33,446 1,455,235
Hilton Grand Vacations, Inc.
(a)
.......... 80,511 3,577,104
Hilton Worldwide Holdings, Inc. ......... 271,518 38,248,741
Hyatt Hotels Corp., Class A
(a)(b)
.......... 48,822 5,457,811
Inspired Entertainment, Inc.
(a)
........... 24,199 309,505
Jack in the Box, Inc. ................. 21,326 1,867,944
Krispy Kreme, Inc. .................. 67,504 1,049,687
Kura Sushi USA, Inc., Class A
(a)(b)
........ 3,208 211,215
Las Vegas Sands Corp.
(a)
............. 334,419 19,212,372
Life Time Group Holdings, Inc.
(a)(b)
........ 56,643 904,022
Light & Wonder, Inc., Class A
(a)
.......... 94,835 5,694,842
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 24,664 235,788
Marriott International, Inc., Class A ....... 274,009 45,496,454
Marriott Vacations Worldwide Corp. ....... 38,348 5,171,611
McDonald's Corp. .................. 742,889 207,719,193
MGM Resorts International ............ 323,185 14,355,878
Monarch Casino & Resort, Inc. .......... 13,540 1,003,991
Noodles & Co., Class A
(a)
............. 18,534 89,890
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 427,250 5,746,512
ONE Group Hospitality, Inc. (The)
(a)
....... 17,529 141,985
Papa John's International, Inc. .......... 34,201 2,562,681
Penn Entertainment, Inc.
(a)(b)
........... 156,220 4,633,485
Planet Fitness, Inc., Class A
(a)
.......... 84,187 6,538,804
Playa Hotels & Resorts NV
(a)(b)
.......... 170,081 1,632,778
Portillo's, Inc., Class A
(a)
.............. 48,970 1,046,489
Rave Restaurant Group, Inc.
(a)
.......... 3,285 4,796
RCI Hospitality Holdings, Inc. ........... 9,244 722,603
Red Robin Gourmet Burgers, Inc.
(a)(b)
...... 18 258
Red Rock Resorts, Inc., Class A ......... 49,597 2,210,538
Royal Caribbean Cruises Ltd.
(a)
......... 225,561 14,729,133
Rush Street Interactive, Inc., Class A
(a)
.... 66,060 205,447
Ruth's Hospitality Group, Inc. ........... 35,830 588,329
Sabre Corp.
(a)(b)
.................... 326,630 1,401,243
SeaWorld Entertainment, Inc.
(a)(b)
........ 39,986 2,451,542
Shake Shack, Inc., Class A
(a)
........... 39,365 2,184,364
Six Flags Entertainment Corp.
(a)
......... 74,419 1,987,731
Soho House & Co., Inc., Class A
(a)(b)
...... 65,728 429,861
Starbucks Corp. .................... 1,168,197 121,644,354
Sweetgreen, Inc., Class A
(a)(b)
........... 71,310 559,070
Target Hospitality Corp.
(a)
............. 16,966 222,933
Texas Roadhouse, Inc. ............... 67,839 7,330,682
Travel + Leisure Co. ................. 90,965 3,565,828
Vacasa, Inc., Class A
(a)(b)
.............. 135 130
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc. ................... 40,985 $ 9,577,375
Wendy's Co. (The) .................. 172,834 3,764,325
Wingstop, Inc. ..................... 30,335 5,568,899
Wyndham Hotels & Resorts, Inc. ........ 92,731 6,291,798
Wynn Resorts Ltd.
(a)
................. 105,570 11,814,339
Xponential Fitness, Inc., Class A
(a)
....... 25,730 781,935
Yum! Brands, Inc. .................. 276,962 36,581,141
950,958,787
Household Durables — 0.5%
Aterian, Inc.
(a)(b)
.................... 40,683 34,991
Bassett Furniture Industries, Inc. ........ 19,049 339,072
Beazer Homes USA, Inc.
(a)(b)
........... 29,262 464,681
Cavco Industries, Inc.
(a)
............... 8,960 2,846,950
Century Communities, Inc. ............ 28,778 1,839,490
Cricut, Inc., Class A
(b)
................ 28,320 288,864
DR Horton, Inc. .................... 317,273 30,994,399
Emerson Radio Corp.
(a)
............... 18 10
Ethan Allen Interiors, Inc. ............. 29,158 800,679
Flexsteel Industries, Inc. .............. 39,568 762,080
Garmin Ltd. ....................... 153,797 15,521,193
GoPro, Inc., Class A
(a)
................ 116,683 586,915
Green Brick Partners, Inc.
(a)
............ 28,801 1,009,763
Hamilton Beach Brands Holding Co., Class A 28 287
Helen of Troy Ltd.
(a)(b)
................ 23,951 2,279,417
Hooker Furnishings Corp. ............. 9,822 178,662
Hovnanian Enterprises, Inc., Class A
(a)
..... 6,224 422,236
Installed Building Products, Inc. ......... 23,508 2,680,617
iRobot Corp.
(a)
..................... 27,469 1,198,747
KB Home ........................ 83,083 3,338,275
La-Z-Boy, Inc. ..................... 46,292 1,346,171
Leggett & Platt, Inc. ................. 136,753 4,359,686
Lennar Corp., Class A ................ 256,019 26,910,157
Lennar Corp., Class B ............... 16,241 1,450,484
LGI Homes, Inc.
(a)(b)
................. 19,521 2,225,980
Lovesac Co. (The)
(a)(b)
................ 19,714 569,735
M/I Homes, Inc.
(a)(b)
.................. 27,746 1,750,495
MDC Holdings, Inc. ................. 55,455 2,155,536
Meritage Homes Corp. ............... 36,370 4,246,561
Mohawk Industries, Inc.
(a)
............. 53,456 5,357,360
Nephros, Inc.
(a)
.................... 4,131 4,503
Newell Brands, Inc. ................. 381,286 4,743,198
Nova Lifestyle, Inc.
(a)
................ 2,790 1,682
NVR, Inc.
(a)
....................... 3,061 17,056,474
PulteGroup, Inc. ................... 230,952 13,459,883
Purple Innovation, Inc.
(a)(b)
............. 54,591 144,120
Skyline Champion Corp.
(a)
............. 52,180 3,925,501
Sonos, Inc.
(a)(b)
..................... 125,146 2,455,365
Taylor Morrison Home Corp.
(a)
.......... 109,925 4,205,730
Tempur Sealy International, Inc. ......... 167,580 6,617,734
Toll Brothers, Inc. ................... 106,864 6,415,046
TopBuild Corp.
(a)
................... 33,126 6,894,846
Traeger, Inc.
(a)(b)
.................... 40,484 166,389
Tri Pointe Homes, Inc.
(a)
.............. 106,189 2,688,705
Tupperware Brands Corp.
(a)(b)
........... 45 113
Vizio Holding Corp., Class A
(a)(b)
......... 81,884 751,695
Vuzix Corp.
(a)(b)
.................... 61,651 255,235
Whirlpool Corp. .................... 55,353 7,307,703
Yunhong CTI Ltd.
(a)
................. 230 366
193,053,781
Household Products — 1.3%
Central Garden & Pet Co.
(a)
............ 9 369
Central Garden & Pet Co., Class A, NVS
(a)(b)
. 44,857 1,752,563
Church & Dwight Co., Inc. ............. 248,625 21,980,936

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products (continued)
Clorox Co. (The) ................... 124,912 $ 19,766,075
Colgate-Palmolive Co. ............... 840,237 63,143,811
Energizer Holdings, Inc. .............. 65,954 2,288,604
Kimberly-Clark Corp. ................ 341,974 45,899,750
Procter & Gamble Co. (The) ........... 2,408,118 358,063,065
Reynolds Consumer Products, Inc. ....... 49,036 1,348,490
Spectrum Brands Holdings, Inc. ......... 45,513 3,013,871
WD-40 Co. ....................... 16,137 2,873,193
520,130,727
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ................... 681,266 16,404,885
Clearway Energy, Inc., Class A .......... 35,780 1,074,474
Clearway Energy, Inc., Class C ......... 88,658 2,777,655
Montauk Renewables, Inc.
(a)
........... 79,425 625,075
Ormat Technologies, Inc. .............. 50,252 4,259,862
Sunnova Energy International, Inc.
(a)(b)
..... 96,157 1,501,972
Vistra Corp. ...................... 379,224 9,101,376
35,745,299
Industrial Conglomerates — 0.7%
3M Co. .......................... 559,275 58,785,395
General Electric Co.
(b)
................ 1,108,112 105,935,507
Honeywell International, Inc. ........... 682,981 130,531,329
295,252,231
Industrial REITs — 0.4%
Americold Realty Trust, Inc. ............ 271,803 7,732,795
EastGroup Properties, Inc. ............ 42,876 7,088,260
First Industrial Realty Trust, Inc. ......... 133,517 7,103,104
Indus Realty Trust, Inc.
(b)
.............. 8,639 572,679
Industrial Logistics Properties Trust ....... 81 249
Innovative Industrial Properties, Inc. ...... 28,695 2,180,533
LXP Industrial Trust ................. 266,266 2,745,202
Plymouth Industrial REIT, Inc. .......... 36,878 774,807
Prologis, Inc. ...................... 941,044 117,414,060
Rexford Industrial Realty, Inc. .......... 189,381 11,296,577
STAG Industrial, Inc. ................ 175,402 5,932,096
Terreno Realty Corp. ................ 71,141 4,595,709
167,436,071
Insurance — 2.2%
Aflac, Inc. ........................ 569,138 36,720,784
Allstate Corp. (The) ................. 268,167 29,715,585
Ambac Financial Group, Inc.
(a)
.......... 43,855 678,875
American Equity Investment Life Holding Co. 70,400 2,568,896
American Financial Group, Inc. ......... 71,678 8,708,877
American International Group, Inc. ....... 756,192 38,081,829
AMERISAFE, Inc. .................. 19,477 953,399
Aon plc, Class A ................... 209,700 66,116,313
Arch Capital Group Ltd.
(a)
............. 377,476 25,619,296
Argo Group International Holdings Ltd. .... 38,174 1,118,116
Arthur J Gallagher & Co. .............. 215,525 41,232,088
Assurant, Inc. ..................... 54,324 6,522,683
Assured Guaranty Ltd. ............... 63,032 3,168,619
Atlantic American Corp.
(b)
............. 749 1,835
Axis Capital Holdings Ltd. ............. 80,117 4,367,979
Brighthouse Financial, Inc.
(a)
........... 73,900 3,259,729
Brown & Brown, Inc. ................. 239,406 13,746,692
BRP Group, Inc., Class A
(a)(b)
........... 75,501 1,922,255
Chubb Ltd. ....................... 421,688 81,883,376
Cincinnati Financial Corp. ............. 161,255 18,073,460
CNA Financial Corp. ................. 27,208 1,061,928
CNO Financial Group, Inc. ............. 129,440 2,872,274
Conifer Holdings, Inc.
(a)
............... 833 1,283
Donegal Group, Inc., Class A ........... 10,734 164,015
Security
Shares
Shares Value
Insurance (continued)
eHealth, Inc.
(a)
..................... 26,009 $ 243,444
Employers Holdings, Inc. .............. 20,555 856,938
Enstar Group Ltd.
(a)
................. 14,344 3,324,796
Erie Indemnity Co., Class A, NVS ........ 25,918 6,004,164
Everest Re Group Ltd. ............... 39,880 14,277,838
F&G Annuities & Life, Inc. ............. 18,993 344,153
FG Financial Group, Inc., NVS
(a)
......... 9 24
Fidelity National Financial, Inc. .......... 275,130 9,610,291
First American Financial Corp. .......... 105,352 5,863,892
Genworth Financial, Inc., Class A
(a)
....... 438,516 2,201,350
Globe Life, Inc. .................... 91,686 10,087,294
GoHealth, Inc., Class A
(a)(b)
............ 3,681 59,927
Goosehead Insurance, Inc., Class A
(a)
..... 23,410 1,222,002
Hagerty, Inc., Class A
(a)(b)
.............. 69,286 605,560
Hanover Insurance Group, Inc. (The) ..... 36,389 4,675,986
Hartford Financial Services Group, Inc. (The) 321,733 22,421,573
HCI Group, Inc. .................... 8,056 431,802
Hippo Holdings, Inc.
(a)(b)
............... 15,262 247,702
Horace Mann Educators Corp. .......... 20,403 683,092
ICC Holdings, Inc.
(a)(b)
................ 1,139 17,928
James River Group Holdings Ltd. ........ 23,359 482,363
Kemper Corp. ..................... 64,117 3,504,635
Kingstone Cos., Inc. ................. 8,340 11,426
Kinsale Capital Group, Inc. ............ 21,914 6,577,487
Lemonade, Inc.
(a)(b)
.................. 41,608 593,330
Lincoln National Corp. ............... 154,978 3,482,356
Loews Corp. ...................... 199,835 11,594,427
Markel Corp.
(a)
..................... 13,919 17,780,270
Marsh & McLennan Cos., Inc. .......... 502,851 83,749,834
MBIA, Inc.
(a)(b)
..................... 72,546 671,776
Mercury General Corp. ............... 29,527 937,187
MetLife, Inc. ...................... 677,334 39,244,732
National Western Life Group, Inc., Class A
(b)
. 2,907 705,296
Old Republic International Corp. ......... 284,129 7,094,701
Oscar Health, Inc., Class A
(a)
........... 181,145 1,184,688
Palomar Holdings, Inc.
(a)(b)
............. 24,933 1,376,302
Primerica, Inc.
(b)
.................... 37,116 6,392,860
Principal Financial Group, Inc. .......... 231,993 17,241,720
ProAssurance Corp. ................. 36,192 668,828
Progressive Corp. (The) .............. 595,081 85,132,288
Prudential Financial, Inc. .............. 376,855 31,180,983
Reinsurance Group of America, Inc. ...... 68,563 9,102,424
RenaissanceRe Holdings Ltd. .......... 44,286 8,872,257
RLI Corp. ........................ 40,983 5,447,050
Root, Inc., Class A
(a)(b)
................ 3,123 14,085
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 84,552 3,402,372
Safety Insurance Group, Inc. ........... 11,476 855,191
Selective Insurance Group, Inc. ......... 61,914 5,902,262
Selectquote, Inc.
(a)
.................. 124,757 270,723
SiriusPoint Ltd.
(a)
................... 83,394 677,993
Stewart Information Services Corp. ....... 16,242 655,365
Tiptree, Inc. ...................... 35,619 518,969
Travelers Cos., Inc. (The) ............. 235,729 40,406,308
Trupanion, Inc.
(a)(b)
.................. 34,372 1,474,215
Unico American Corp.
(a)
.............. 619 644
United Fire Group, Inc. ............... 20,329 539,735
United Insurance Holdings Corp.
(a)
....... 10,388 29,294
Universal Insurance Holdings, Inc. ....... 26,597 484,597
Unum Group ...................... 192,198 7,603,353
White Mountains Insurance Group Ltd. .... 2,585 3,560,812
Willis Towers Watson plc .............. 109,941 25,548,090
WR Berkley Corp. .................. 207,110 12,894,669
919,607,839

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services — 4.2%
Alphabet, Inc., Class A
(a)
.............. 6,070,359 $ 629,678,339
Alphabet, Inc., Class C, NVS
(a)
.......... 5,274,037 548,499,848
Angi, Inc., Class A
(a)(b)
................ 70,630 160,330
Bumble, Inc., Class A
(a)
............... 96,183 1,880,378
Cargurus, Inc., Class A
(a)(b)
............. 101,718 1,900,092
Cars.com, Inc.
(a)(b)
.................. 72,557 1,400,350
DHI Group, Inc.
(a)(b)
.................. 37,353 144,930
Eventbrite, Inc., Class A
(a)(b)
............ 81,488 699,167
EverQuote, Inc., Class A
(a)
............. 17,928 249,199
fuboTV, Inc.
(a)(b)
.................... 195,236 236,236
IAC, Inc.
(a)
........................ 85,337 4,403,389
IZEA Worldwide, Inc.
(a)(b)
.............. 39,446 25,676
Liberty TripAdvisor Holdings, Inc., Class A
(a)
. 72 62
Match Group, Inc.
(a)
................. 289,027 11,095,747
MediaAlpha, Inc., Class A
(a)
............ 18,680 279,826
Meta Platforms, Inc., Class A
(a)
.......... 2,265,274 480,102,172
Pinterest, Inc., Class A
(a)
.............. 606,715 16,545,118
QuinStreet, Inc.
(a)(b)
.................. 46,208 733,321
Rumble, Inc.
(a)(b)
.................... 94,192 941,920
Shutterstock, Inc. ................... 24,249 1,760,477
Snap, Inc., Class A, NVS
(a)(b)
........... 1,001,921 11,231,535
Super League Gaming, Inc.
(a)(b)
.......... 24,386 13,529
Travelzoo
(a)(b)
...................... 9 54
TripAdvisor, Inc.
(a)
.................. 106,072 2,106,590
TrueCar, Inc.
(a)
..................... 82,243 189,159
Vimeo, Inc.
(a)
...................... 160,567 614,972
Vinco Ventures, Inc.
(a)(b)
............... 567 182
Yelp, Inc.
(a)
....................... 73,876 2,267,993
Zedge, Inc., Class B
(a)(b)
............... 10,012 19,523
Ziff Davis, Inc.
(a)(b)
................... 46,079 3,596,466
ZipRecruiter, Inc., Class A
(a)(b)
........... 69,281 1,104,339
ZoomInfo Technologies, Inc.
(a)(b)
......... 274,458 6,781,857
1,728,662,776
IT Services — 1.3%
Accenture plc, Class A ............... 640,252 182,990,424
Akamai Technologies, Inc.
(a)(b)
........... 159,343 12,476,557
BigCommerce Holdings, Inc.
(a)
.......... 59,549 532,368
Brightcove, Inc.
(a)(b)
.................. 35,668 158,723
Cloudflare, Inc., Class A
(a)(b)
............ 294,980 18,188,467
Cognizant Technology Solutions Corp., Class A 521,562 31,778,773
CSP, Inc. ........................ 681 9,241
DigitalOcean Holdings, Inc.
(a)(b)
.......... 61,408 2,405,351
DXC Technology Co.
(a)
............... 231,406 5,914,737
Edgio, Inc.
(a)
...................... 162 128
EPAM Systems, Inc.
(a)
................ 58,346 17,445,454
Fastly, Inc., Class A
(a)(b)
............... 115,604 2,053,127
Gartner, Inc.
(a)
..................... 80,461 26,211,780
GoDaddy, Inc., Class A
(a)
.............. 157,632 12,251,159
Grid Dynamics Holdings, Inc., Class A
(a)
.... 47,490 544,235
Hackett Group, Inc. (The) ............. 26,642 492,344
Inpixon
(a)
........................ 1 —
International Business Machines Corp. .... 918,798 120,445,230
Kyndryl Holdings, Inc.
(a)
............... 223,551 3,299,613
MongoDB, Inc., Class A
(a)(b)
............ 70,659 16,472,026
Okta, Inc., Class A
(a)
................. 155,114 13,377,031
Perficient, Inc.
(a)
.................... 36,193 2,612,773
PFSweb, Inc. ..................... 17,379 73,687
Rackspace Technology, Inc.
(a)(b)
......... 54,453 102,372
Snowflake, Inc., Class A
(a)(b)
............ 292,770 45,171,483
Squarespace, Inc., Class A
(a)(b)
.......... 47,869 1,520,798
Thoughtworks Holding, Inc.
(a)(b)
.......... 50,433 371,187
Tucows, Inc., Class A
(a)(b)
.............. 9 175
Twilio, Inc., Class A
(a)
................ 180,612 12,034,178
Unisys Corp.
(a)
..................... 68,993 267,693
Security
Shares
Shares Value
IT Services (continued)
VeriSign, Inc.
(a)
.................... 92,494 $ 19,546,757
548,747,871
Leisure Products — 0.1%
Acushnet Holdings Corp.
(b)
............ 32,770 1,669,304
American Outdoor Brands, Inc.
(a)(b)
....... 12,608 124,063
AMMO, Inc.
(a)(b)
.................... 117 230
Brunswick Corp. ................... 73,545 6,030,690
Hasbro, Inc. ...................... 140,179 7,526,210
JAKKS Pacific, Inc.
(a)
................ 36 623
Johnson Outdoors, Inc., Class A ......... 8,420 530,544
Latham Group, Inc.
(a)(b)
............... 30,116 86,132
Malibu Boats, Inc., Class A
(a)
........... 18,166 1,025,471
Marine Products Corp. ............... 29,115 384,027
MasterCraft Boat Holdings, Inc.
(a)
........ 17,932 545,671
Mattel, Inc.
(a)
...................... 354,992 6,535,403
Nautilus, Inc.
(a)(b)
................... 27,430 36,756
Peloton Interactive, Inc., Class A
(a)(b)
...... 338,910 3,843,239
Polaris, Inc.
(b)
..................... 54,167 5,992,495
Smith & Wesson Brands, Inc. ........... 54,243 667,731
Sturm Ruger & Co., Inc. .............. 16,049 921,855
Topgolf Callaway Brands Corp.
(a)
........ 140,416 3,035,794
Vista Outdoor, Inc.
(a)(b)
................ 54,848 1,519,838
YETI Holdings, Inc.
(a)(b)
............... 87,953 3,518,120
43,994,196
Life Sciences Tools & Services — 1.7%
10X Genomics, Inc., Class A
(a)(b)
......... 99,879 5,572,249
Adaptive Biotechnologies Corp.
(a)(b)
....... 108,736 960,139
Agilent Technologies, Inc. ............. 304,195 42,082,336
Applied DNA Sciences, Inc.
(a)
........... 366 414
Avantor, Inc.
(a)
..................... 684,974 14,480,350
Azenta, Inc.
(a)
..................... 72,629 3,240,706
BioLife Solutions, Inc.
(a)
............... 29,213 635,383
Bionano Genomics, Inc.
(a)(b)
............ 282,720 313,819
Bio-Rad Laboratories, Inc., Class A
(a)(b)
.... 21,782 10,434,014
Bio-Techne Corp. ................... 161,196 11,959,131
Bruker Corp. ...................... 101,373 7,992,247
Champions Oncology, Inc.
(a)
............ 9 36
Charles River Laboratories International, Inc.
(a)
51,554 10,404,628
ChromaDex Corp.
(a)(b)
................ 81 124
Codexis, Inc.
(a)
..................... 72 298
CryoPort, Inc.
(a)(b)
................... 50,648 1,215,552
Cytek Biosciences, Inc.
(a)(b)
............ 94,944 872,535
Danaher Corp. .................... 665,736 167,792,102
Illumina, Inc.
(a)
..................... 161,538 37,565,662
Inotiv, Inc.
(a)(b)
..................... 10,927 47,314
IQVIA Holdings, Inc.
(a)
................ 190,041 37,797,255
Maravai LifeSciences Holdings, Inc., Class A
(a)
(b)
........................... 119,639 1,676,142
MaxCyte, Inc.
(a)
.................... 150,345 744,208
Medpace Holdings, Inc.
(a)
............. 25,902 4,870,871
Mettler-Toledo International, Inc.
(a)
....... 22,564 34,527,658
NanoString Technologies, Inc.
(a)
......... 51,384 508,702
Nautilus Biotechnology, Inc.
(a)(b)
......... 130,518 361,535
OmniAb, Inc.
(a)
..................... 104,141 383,239
OmniAb, Inc., NVS
(a)(d)
............... 14,200 —
Pacific Biosciences of California, Inc.
(a)(b)
... 235,148 2,723,014
PerkinElmer, Inc. ................... 127,931 17,048,085
Personalis, Inc.
(a)(b)
.................. 33,963 93,738
PhenomeX, Inc.
(a)
................... 90 104
Quanterix Corp.
(a)
................... 33,030 372,248
Quantum-Si, Inc., Class A
(a)
............ 108 190
Repligen Corp.
(a)(b)
.................. 52,763 8,883,179
Seer, Inc., Class A
(a)
................. 54 209

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
SomaLogic, Inc., Class A
(a)(b)
........... 147,488 $ 376,094
Sotera Health Co.
(a)(b)
................ 110,324 1,975,903
Standard BioTools, Inc.
(a)(b)
............. 62,371 121,624
Syneos Health, Inc., Class A
(a)
.......... 102,145 3,638,405
Thermo Fisher Scientific, Inc. ........... 398,641 229,764,713
Waters Corp.
(a)
.................... 60,433 18,711,870
West Pharmaceutical Services, Inc. ...... 75,586 26,188,281
706,336,306
Machinery — 2.0%
3D Systems Corp.
(a)(b)
................ 125,021 1,340,225
AGCO Corp. ...................... 63,016 8,519,763
AgEagle Aerial Systems, Inc.
(a)(b)
......... 103,676 46,654
Alamo Group, Inc. .................. 10,436 1,921,894
Albany International Corp., Class A ....... 35,212 3,146,544
Allison Transmission Holdings, Inc. ....... 92,314 4,176,285
Astec Industries, Inc. ................ 22,202 915,832
Barnes Group, Inc. .................. 76,509 3,081,783
Blue Bird Corp.
(a)
................... 23,633 482,822
Caterpillar, Inc. .................... 529,214 121,105,332
Chart Industries, Inc.
(a)(b)
.............. 43,950 5,511,330
CIRCOR International, Inc.
(a)
........... 18,826 585,865
Columbus McKinnon Corp. ............ 36,466 1,355,077
Crane Holdings Co. ................. 48,437 5,497,599
Cummins, Inc. ..................... 143,414 34,258,736
Deere & Co. ...................... 274,804 113,461,076
Desktop Metal, Inc., Class A
(a)(b)
......... 218,914 503,502
Donaldson Co., Inc. ................. 128,624 8,404,292
Douglas Dynamics, Inc. .............. 19,393 618,443
Dover Corp. ...................... 141,596 21,514,096
Energy Recovery, Inc.
(a)
.............. 64,960 1,497,328
Enerpac Tool Group Corp., Class A ....... 57,766 1,473,033
EnPro Industries, Inc. ................ 25,150 2,612,833
Esab Corp. ....................... 52,241 3,085,876
ESCO Technologies, Inc. ............. 27,263 2,602,253
Evoqua Water Technologies Corp.
(a)
...... 118,883 5,910,863
Federal Signal Corp. ................ 63,056 3,418,266
Flowserve Corp. ................... 138,387 4,705,158
Fortive Corp. ...................... 356,534 24,304,923
Franklin Electric Co., Inc. ............. 38,817 3,652,680
FreightCar America, Inc.
(a)(b)
............ 9,839 30,698
Gates Industrial Corp. plc
(a)(b)
........... 97,723 1,357,372
Gorman-Rupp Co. (The) .............. 18,268 456,700
Graco, Inc. ....................... 174,856 12,766,237
Graham Corp.
(a)
.................... 10,324 135,038
Greenbrier Cos., Inc. (The) ............ 35,929 1,155,836
Helios Technologies, Inc.
(b)
............ 36,472 2,385,269
Hillenbrand, Inc. ................... 73,405 3,488,940
Hillman Solutions Corp.
(a)
............. 203,810 1,716,080
Hydrofarm Holdings Group, Inc.
(a)
........ 35,738 61,827
Hyliion Holdings Corp., Class A
(a)
........ 112,576 222,900
Hyster-Yale Materials Handling, Inc. ...... 9,148 456,394
Hyzon Motors, Inc., Class A
(a)(b)
......... 91,818 74,841
IDEX Corp. ....................... 75,558 17,456,165
Illinois Tool Works, Inc. ............... 278,679 67,844,403
Ingersoll Rand, Inc. ................. 414,246 24,100,832
ITT, Inc. ......................... 83,826 7,234,184
John Bean Technologies Corp. .......... 33,814 3,695,532
Kadant, Inc.
(b)
..................... 13,253 2,763,516
Kennametal, Inc. ................... 82,282 2,269,338
Lincoln Electric Holdings, Inc. .......... 57,340 9,696,194
Lindsay Corp. ..................... 12,877 1,946,101
LiqTech International, Inc.
(a)(b)
........... 11,586 5,444
Luxfer Holdings plc ................. 48,551 820,512
Manitowoc Co., Inc. (The)
(a)
............ 44,461 759,838
Security
Shares
Shares Value
Machinery (continued)
Markforged Holding Corp.
(a)
............ 117 $ 112
Microvast Holdings, Inc.
(a)
............. 234 290
Middleby Corp. (The)
(a)
............... 56,618 8,300,765
Miller Industries, Inc. ................ 11,188 395,496
Mueller Industries, Inc. ............... 54,328 3,992,021
Mueller Water Products, Inc., Class A ..... 163,264 2,275,900
Nikola Corp.
(a)(b)
.................... 322,689 390,454
NN, Inc.
(a)(b)
....................... 29,634 31,708
Nordson Corp. ..................... 54,328 12,074,941
Omega Flex, Inc.
(b)
.................. 4,919 548,173
Oshkosh Corp. .................... 67,093 5,580,796
Otis Worldwide Corp. ................ 418,771 35,344,272
PACCAR, Inc. ..................... 526,401 38,532,553
Parker-Hannifin Corp. ................ 129,937 43,673,125
Pentair plc ....................... 167,296 9,246,450
Proterra, Inc.
(a)(b)
................... 179,088 272,214
Proto Labs, Inc.
(a)(b)
.................. 27,123 899,127
RBC Bearings, Inc.
(a)(b)
............... 30,677 7,139,458
REV Group, Inc. ................... 25,335 303,767
Shyft Group, Inc. (The) ............... 36,137 822,117
Snap-on, Inc. ..................... 52,553 12,974,810
SPX Technologies, Inc.
(a)
.............. 45,855 3,236,446
Standex International Corp. ............ 20,574 2,519,081
Stanley Black & Decker, Inc. ........... 152,162 12,261,214
Symbotic, Inc.
(a)
.................... 23,464 535,918
Taylor Devices, Inc.
(a)
................ 702 14,068
Tennant Co. ...................... 19,346 1,325,781
Terex Corp. ....................... 68,364 3,307,450
Timken Co. (The) ................... 63,926 5,224,033
Titan International, Inc.
(a)
.............. 45,311 474,859
Toro Co. (The) ..................... 105,592 11,737,607
Trinity Industries, Inc. ................ 102,379 2,493,952
Twin Disc, Inc.
(a)
.................... 9,196 88,466
Wabash National Corp. ............... 55,600 1,367,204
Watts Water Technologies, Inc., Class A .... 27,337 4,601,364
Westinghouse Air Brake Technologies Corp. . 182,293 18,422,531
Xylem, Inc. ....................... 183,330 19,194,651
822,213,728
Marine Transportation — 0.0%
Eagle Bulk Shipping, Inc. ............. 9,765 444,307
Genco Shipping & Trading Ltd. .......... 50,433 789,781
Kirby Corp.
(a)
...................... 62,302 4,342,449
Matson, Inc. ...................... 38,004 2,267,699
7,844,236
Media — 0.9%
Altice USA, Inc., Class A
(a)(b)
............ 220,963 755,694
AMC Networks, Inc., Class A
(a)
.......... 33,199 583,638
Boston Omaha Corp., Class A
(a)(b)
........ 20,846 493,425
Cable One, Inc. .................... 5,385 3,780,270
Cardlytics, Inc.
(a)
................... 34,094 115,749
Charter Communications, Inc., Class A
(a)(b)
.. 107,503 38,444,148
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 423,983 508,780
Comcast Corp., Class A .............. 4,281,829 162,324,137
comScore, Inc.
(a)(b)
.................. 47,001 57,811
Cumulus Media, Inc., Class A
(a)
......... 45 166
Daily Journal Corp.
(a)
................ 3,356 956,326
DallasNews Corp. .................. 5,103 22,555
DISH Network Corp., Class A
(a)(b)
........ 254,634 2,375,735
Entravision Communications Corp., Class A . 54,768 331,346
EW Scripps Co. (The), Class A, NVS
(a)(b)
... 53,999 508,131
Fox Corp., Class A, NVS
(b)
............. 306,601 10,439,764
Fox Corp., Class B .................. 136,079 4,260,634
Gannett Co., Inc.
(a)(b)
................. 144,268 269,781

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Gray Television, Inc. ................. 84,094 $ 733,300
iHeartMedia, Inc., Class A
(a)(b)
........... 112,084 437,128
Integral Ad Science Holding Corp.
(a)(b)
..... 37,198 530,815
Interpublic Group of Cos., Inc. (The) ...... 399,476 14,876,486
John Wiley & Sons, Inc., Class A ........ 45,472 1,762,949
Liberty Broadband Corp., Class A
(a)
....... 18,239 1,497,787
Liberty Broadband Corp., Class C, NVS
(a)(b)
. 121,344 9,913,805
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
75,684 2,125,963
Liberty Media Corp.-Liberty SiriusXM, Class C,
NVS
(a)
........................ 160,618 4,495,698
Magnite, Inc.
(a)(b)
.................... 112,940 1,045,824
Marchex, Inc., Class B
(a)
.............. 27,423 49,910
Mediaco Holding, Inc., Class A
(a)
......... 858 1,012
National CineMedia, Inc. .............. 90,926 12,011
New York Times Co. (The), Class A ....... 171,522 6,668,775
News Corp., Class A, NVS ............ 388,116 6,702,763
News Corp., Class B ................ 117,364 2,045,655
Nexstar Media Group, Inc. ............. 37,396 6,456,793
Omnicom Group, Inc. ................ 206,527 19,483,757
Paramount Global, Class B, NVS ........ 535,631 11,949,928
PubMatic, Inc., Class A
(a)(b)
............. 37,236 514,602
Quotient Technology, Inc.
(a)(b)
........... 176,727 579,665
Saga Communications, Inc., Class A ...... 9 200
Scholastic Corp., NVS ............... 36,044 1,233,426
Sinclair Broadcast Group, Inc., Class A .... 44,580 764,993
Sirius XM Holdings, Inc.
(b)
............. 710,184 2,819,431
Stagwell, Inc., Class A
(a)
.............. 113,067 838,957
TechTarget, Inc.
(a)(b)
................. 28,375 1,024,905
TEGNA, Inc. ...................... 238,902 4,039,833
Thryv Holdings, Inc.
(a)(b)
............... 31,362 723,208
Trade Desk, Inc. (The), Class A
(a)(b)
....... 455,823 27,764,179
Urban One, Inc., Class A
(a)(b)
........... 233 1,759
WideOpenWest, Inc.
(a)(b)
.............. 71,415 759,141
358,082,748
Metals & Mining — 0.6%
5E Advanced Materials, Inc.
(a)
.......... 36 195
Alcoa Corp. ....................... 183,071 7,791,502
Alpha Metallurgical Resources, Inc. ...... 14,576 2,273,856
Ampco-Pittsburgh Corp.
(a)
............. 9,038 22,143
Arconic Corp.
(a)
.................... 96,557 2,532,690
ATI, Inc.
(a)
........................ 134,204 5,295,690
Carpenter Technology Corp. ........... 52,087 2,331,414
Century Aluminum Co.
(a)
.............. 55,693 556,930
Cleveland-Cliffs, Inc.
(a)(b)
.............. 522,053 9,569,231
Coeur Mining, Inc.
(a)(b)
................ 300,536 1,199,139
Commercial Metals Co. ............... 118,986 5,818,415
Compass Minerals International, Inc. ...... 36,862 1,263,998
Freeport-McMoRan, Inc. .............. 1,453,487 59,462,153
Gatos Silver, Inc.
(a)
.................. 63 411
Gold Resource Corp. ................ 69,440 72,912
Golden Minerals Co.
(a)(b)
.............. 91,934 18,663
Haynes International, Inc. ............. 10,797 540,822
Hecla Mining Co.
(b)
.................. 591,466 3,743,980
Hycroft Mining Holding Corp., Class A
(a)(b)
... 83,010 35,894
Kaiser Aluminum Corp. ............... 18,926 1,412,447
Materion Corp. .................... 22,160 2,570,560
McEwen Mining, Inc.
(a)(b)
.............. 31,128 263,654
MP Materials Corp., Class A
(a)(b)
......... 94,633 2,667,704
Newmont Corp. .................... 812,211 39,814,583
Nucor Corp. ...................... 256,329 39,595,141
Olympic Steel, Inc. .................. 9,648 503,722
Paramount Gold Nevada Corp.
(a)
........ 153 53
Piedmont Lithium, Inc.
(a)(b)
............. 17,566 1,054,838
Ramaco Resources, Inc. .............. 8,354 73,599
Security
Shares
Shares Value
Metals & Mining (continued)
Reliance Steel & Aluminum Co. ......... 59,463 $ 15,266,531
Royal Gold, Inc. .................... 66,250 8,593,288
Ryerson Holding Corp. ............... 17,504 636,796
Schnitzer Steel Industries, Inc., Class A .... 27,182 845,360
Solitario Zinc Corp.
(a)(b)
............... 36,240 23,987
Steel Dynamics, Inc. ................. 169,025 19,109,967
SunCoke Energy, Inc. ................ 100,307 900,757
TimkenSteel Corp.
(a)
................. 36,615 671,519
United States Antimony Corp.
(a)(b)
........ 72,286 27,281
United States Steel Corp.
(b)
............ 232,994 6,081,143
Warrior Met Coal, Inc. ................ 54,952 2,017,288
Worthington Industries, Inc. ............ 35,674 2,306,324
246,966,580
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc. ...... 18,240 104,880
AGNC Investment Corp. .............. 578,932 5,835,635
Annaly Capital Management, Inc. ........ 473,852 9,055,312
Apollo Commercial Real Estate Finance, Inc. 129,838 1,208,792
Arbor Realty Trust, Inc. ............... 189,625 2,178,791
Ares Commercial Real Estate Corp. ...... 55,013 500,068
Arlington Asset Investment Corp., Class A
(a)
. 110,503 316,039
ARMOUR Residential REIT, Inc. ......... 344,041 1,806,215
Blackstone Mortgage Trust, Inc., Class A ... 171,759 3,065,898
BrightSpire Capital, Inc., Class A ........ 117,556 693,580
Broadmark Realty Capital, Inc. .......... 134,095 630,246
Cherry Hill Mortgage Investment Corp.
(b)
... 17,280 95,386
Chimera Investment Corp. ............. 258,268 1,456,631
Claros Mortgage Trust, Inc. ............ 123,227 1,435,595
Dynex Capital, Inc. .................. 47,253 572,706
Ellington Financial, Inc. ............... 54,592 666,568
Ellington Residential Mortgage REIT ...... 11,216 81,877
Franklin BSP Realty Trust, Inc. .......... 91,530 1,091,953
Granite Point Mortgage Trust, Inc. ....... 54 268
Great Ajax Corp. ................... 20,528 135,074
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 91,883 2,627,854
Invesco Mortgage Capital, Inc. .......... 39,634 439,541
KKR Real Estate Finance Trust, Inc. ...... 66,332 755,521
Ladder Capital Corp., Class A .......... 114,422 1,081,288
Manhattan Bridge Capital, Inc. .......... 879 4,553
MFA Financial, Inc. .................. 96,639 958,659
New York Mortgage Trust, Inc. .......... 94,261 938,840
Orchid Island Capital, Inc. ............. 81,386 873,272
PennyMac Mortgage Investment Trust ..... 88,294 1,088,665
Ready Capital Corp. ................. 99,570 1,012,627
Redwood Trust, Inc. ................. 111,430 751,038
Rithm Capital Corp. ................. 479,932 3,839,456
Starwood Property Trust, Inc. ........... 322,795 5,710,244
TPG RE Finance Trust, Inc. ............ 70,866 514,487
Two Harbors Investment Corp. .......... 108,800 1,600,448
Western Asset Mortgage Capital Corp. .... 5,028 45,906
53,173,913
Multi-Utilities — 0.7%
Ameren Corp. ..................... 261,947 22,629,601
Avista Corp. ...................... 69,253 2,939,790
Black Hills Corp. ................... 66,470 4,194,257
CenterPoint Energy, Inc. .............. 641,490 18,898,295
CMS Energy Corp. .................. 294,185 18,057,075
Consolidated Edison, Inc. ............. 361,668 34,600,778
Dominion Energy, Inc. ................ 852,739 47,676,638
DTE Energy Co. ................... 197,092 21,589,458
NiSource, Inc. ..................... 408,964 11,434,633
NorthWestern Corp. ................. 57,091 3,303,285

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc. ..... 507,737 $ 31,708,176
Sempra Energy .................... 318,731 48,179,378
Unitil Corp. ....................... 16,115 919,200
WEC Energy Group, Inc. .............. 319,613 30,296,116
296,426,680
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 162,143 20,363,539
Boston Properties, Inc. ............... 158,337 8,569,198
Brandywine Realty Trust .............. 180,927 855,785
City Office REIT, Inc. ................ 64,092 442,235
Corporate Office Properties Trust ........ 106,997 2,536,899
Cousins Properties, Inc. .............. 147,700 3,157,826
Douglas Emmett, Inc. ................ 170,645 2,104,053
Easterly Government Properties, Inc.
(b)
.... 92,339 1,268,738
Equity Commonwealth ............... 110,858 2,295,869
Highwoods Properties, Inc. ............ 108,968 2,526,968
Hudson Pacific Properties, Inc. .......... 153,920 1,023,568
JBG SMITH Properties ............... 119,034 1,792,652
Kilroy Realty Corp. .................. 109,602 3,551,105
Office Properties Income Trust .......... 43,377 533,537
Orion Office REIT, Inc. ............... 55,333 370,731
Paramount Group, Inc. ............... 192,078 875,876
Piedmont Office Realty Trust, Inc., Class A .. 125,553 916,537
Postal Realty Trust, Inc., Class A ........ 59,828 910,582
SL Green Realty Corp.
(b)
.............. 70,846 1,666,298
Vornado Realty Trust ................ 164,824 2,533,345
58,295,341
Oil, Gas & Consumable Fuels — 4.1%
Aemetis, Inc.
(a)(b)
................... 63 146
Amplify Energy Corp.
(a)
............... 70,753 486,073
Antero Midstream Corp. .............. 318,584 3,341,946
Antero Resources Corp.
(a)
............. 287,231 6,632,164
APA Corp. ....................... 325,900 11,751,954
Arch Resources, Inc., Class A .......... 19,213 2,525,741
Barnwell Industries, Inc. .............. 9 20
Berry Corp. ....................... 47,755 374,877
California Resources Corp.
(b)
........... 76,530 2,946,405
Callon Petroleum Co.
(a)(b)
.............. 55,373 1,851,673
Camber Energy, Inc.
(a)
............... 1 2
Cheniere Energy, Inc. ................ 253,361 39,929,694
Chesapeake Energy Corp. ............ 108,565 8,255,283
Chevron Corp. ..................... 1,809,639 295,260,699
Chord Energy Corp. ................. 40,995 5,517,927
Civitas Resources, Inc. ............... 51,105 3,492,516
Clean Energy Fuels Corp.
(a)(b)
........... 232,447 1,013,469
CNX Resources Corp.
(a)(b)
............. 183,081 2,932,958
Comstock Resources, Inc. ............. 94,508 1,019,741
ConocoPhillips .................... 1,247,119 123,726,676
CONSOL Energy, Inc. ................ 32,934 1,919,064
Coterra Energy, Inc. ................. 809,551 19,866,381
Crescent Energy Co, Class A ........... 37,979 429,542
CVR Energy, Inc. ................... 27,198 891,550
Delek US Holdings, Inc. .............. 74,045 1,699,333
Denbury, Inc.
(a)
.................... 51,503 4,513,208
Devon Energy Corp. ................. 666,548 33,733,994
Diamondback Energy, Inc. ............. 186,104 25,155,678
Dorian LPG Ltd. .................... 41,465 826,812
DT Midstream, Inc. .................. 99,414 4,908,069
Earthstone Energy, Inc., Class A
(a)(b)
...... 35,599 463,143
Enviva, Inc. ....................... 30,446 879,280
EOG Resources, Inc. ................ 598,594 68,616,830
EQT Corp. ....................... 371,778 11,863,436
Equitrans Midstream Corp. ............ 420,633 2,431,259
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Evolution Petroleum Corp. ............. 30,741 $ 193,976
Excelerate Energy, Inc., Class A
(b)
........ 31,675 701,284
Exxon Mobil Corp. .................. 4,186,828 459,127,558
Gevo, Inc.
(a)(b)
..................... 274,232 422,317
Green Plains, Inc.
(a)
................. 22,860 708,431
Gulfport Energy Corp.
(a)(b)
............. 14,583 1,166,640
Hallador Energy Co.
(a)(b)
............... 20,677 190,022
Harvest Natural Resources, Inc., NVS
(a)(d)
... 8,626 3,019
Hess Corp. ....................... 281,758 37,287,854
HF Sinclair Corp. ................... 136,417 6,599,854
HighPeak Energy, Inc.
(b)
.............. 18,576 427,248
Houston American Energy Corp.
(a)
....... 18 47
International Seaways, Inc. ............ 40,983 1,708,171
Kinder Morgan, Inc. ................. 2,032,654 35,591,771
Kinetik Holdings, Inc., Class A .......... 20,916 654,671
Kosmos Energy Ltd.
(a)
................ 478,597 3,560,762
Lightbridge Corp.
(a)(b)
................. 12,065 49,225
Magnolia Oil & Gas Corp., Class A ....... 164,699 3,603,614
Marathon Oil Corp. .................. 643,910 15,428,084
Marathon Petroleum Corp. ............ 456,024 61,485,716
Matador Resources Co. .............. 113,766 5,420,950
Murphy Oil Corp. ................... 155,927 5,766,180
NACCO Industries, Inc., Class A ......... 15,497 558,977
New Fortress Energy, Inc., Class A ....... 50,662 1,490,983
NextDecade Corp.
(a)(b)
................ 105,248 523,082
Northern Oil and Gas, Inc. ............. 76,716 2,328,331
Occidental Petroleum Corp. ............ 737,317 46,030,700
ONEOK, Inc. ...................... 464,181 29,494,061
Overseas Shipholding Group, Inc., Class A
(a)
212,148 827,377
Ovintiv, Inc. ....................... 249,961 9,018,593
Par Pacific Holdings, Inc.
(a)
............ 55,003 1,606,088
PBF Energy, Inc., Class A ............. 115,713 5,017,316
PDC Energy, Inc. ................... 93,017 5,969,831
Peabody Energy Corp.
(a)(b)
............. 118,855 3,042,688
Permian Resources Corp., Class A ....... 213,341 2,240,080
Phillips 66 ........................ 472,286 47,880,355
Pioneer Natural Resources Co. ......... 242,145 49,455,695
Range Resources Corp. .............. 250,153 6,621,550
Ranger Oil Corp., Class A ............. 26,444 1,079,973
REX American Resources Corp.
(a)
....... 26,577 759,836
SandRidge Energy, Inc.
(a)
............. 25,931 373,666
SilverBow Resources, Inc.
(a)(b)
.......... 19,099 436,412
Sitio Royalties Corp., Class A ........... 80,123 1,810,780
SM Energy Co. .................... 134,080 3,775,693
Southwestern Energy Co.
(a)
............ 1,116,100 5,580,500
Talos Energy, Inc.
(a)
................. 62,067 921,074
Targa Resources Corp. ............... 229,497 16,741,806
Tellurian, Inc.
(a)(b)
................... 602,770 741,407
Texas Pacific Land Corp. .............. 6,232 10,600,757
Uranium Energy Corp.
(a)(b)
............. 394,586 1,136,408
US Energy Corp. ................... 18 32
VAALCO Energy, Inc. ................ 90,769 411,184
Valero Energy Corp. ................. 390,983 54,581,227
Vertex Energy, Inc.
(a)(b)
............... 86,552 855,134
Vital Energy, Inc.
(a)(b)
................. 18,054 822,179
Vitesse Energy, Inc. ................. 22,016 418,964
W&T Offshore, Inc.
(a)(b)
............... 93,121 473,055
Williams Cos., Inc. (The) .............. 1,249,415 37,307,532
World Fuel Services Corp. ............. 73,671 1,882,294
1,682,170,557
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)
............. 18,095 604,735
Louisiana-Pacific Corp. ............... 71,980 3,902,036
Mercer International, Inc. .............. 44,794 437,861

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products (continued)
Sylvamo Corp. .................... 36,166 $ 1,673,039
6,617,671
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
............... 127,331 5,342,809
Allegiant Travel Co.
(a)
................ 16,526 1,520,062
American Airlines Group, Inc.
(a)
.......... 654,115 9,648,196
Blade Air Mobility, Inc., Class A
(a)(b)
....... 78,961 266,888
Delta Air Lines, Inc.
(a)
................ 647,313 22,604,170
Frontier Group Holdings, Inc.
(a)
.......... 47,173 464,182
Hawaiian Holdings, Inc.
(a)(b)
............ 66,312 607,418
JetBlue Airways Corp.
(a)
.............. 436,673 3,178,979
Joby Aviation, Inc., Class A
(a)(b)
.......... 266,254 1,155,542
SkyWest, Inc.
(a)
.................... 55,157 1,222,831
Southwest Airlines Co. ............... 605,633 19,707,298
Spirit Airlines, Inc. .................. 110,525 1,897,714
Sun Country Airlines Holdings, Inc.
(a)
...... 27,389 561,475
United Airlines Holdings, Inc.
(a)
.......... 331,360 14,662,680
Wheels Up Experience, Inc., Class A
(a)(b)
... 189 120
82,840,364
Personal Care Products — 0.2%
Beauty Health Co. (The), Class A
(a)(b)
...... 107,158 1,353,406
BellRing Brands, Inc.
(a)
............... 140,342 4,771,628
Coty, Inc., Class A
(a)(b)
................ 371,235 4,477,094
Edgewell Personal Care Co. ........... 54,981 2,332,294
elf Beauty, Inc.
(a)
................... 51,172 4,214,014
Estee Lauder Cos., Inc. (The), Class A .... 235,886 58,136,464
Herbalife Nutrition Ltd.
(a)(b)
............. 109,403 1,761,388
Honest Co., Inc. (The)
(a)(b)
............. 49,462 89,032
Inter Parfums, Inc. .................. 18,027 2,564,160
LifeMD, Inc.
(a)(b)
.................... 45 77
Mannatech, Inc. .................... 256 4,288
Medifast, Inc. ..................... 12,194 1,264,152
Natural Alternatives International, Inc.
(a)(b)
... 880 8,122
Nature's Sunshine Products, Inc.
(a)
....... 9,069 92,594
Nu Skin Enterprises, Inc., Class A ........ 48,074 1,889,789
Olaplex Holdings, Inc.
(a)
.............. 57,934 247,378
United-Guardian, Inc. ................ 18 167
USANA Health Sciences, Inc.
(a)
......... 11,387 716,242
Veru, Inc.
(a)(b)
...................... 52,366 60,745
83,983,034
Pharmaceuticals — 3.7%
9 Meters Biopharma, Inc.
(a)(b)
........... 4,804 6,678
AcelRx Pharmaceuticals, Inc.
(a)(b)
........ 9 6
Acer Therapeutics, Inc.
(a)(b)
............. 18 14
Aclaris Therapeutics, Inc.
(a)(b)
........... 57,971 468,985
Adamis Pharmaceuticals Corp.
(a)
........ 55,409 6,422
Agile Therapeutics, Inc.
(a)
............. 14,758 3,306
Amphastar Pharmaceuticals, Inc.
(a)
....... 43,087 1,615,762
Amylyx Pharmaceuticals, Inc.
(a)
......... 40,310 1,182,695
ANI Pharmaceuticals, Inc.
(a)
............ 12,347 490,423
Aquestive Therapeutics, Inc.
(a)(b)
......... 9,458 10,782
Arvinas, Inc.
(a)
..................... 48,126 1,314,802
Assertio Holdings, Inc.
(a)(b)
............. 31,224 198,897
Atea Pharmaceuticals, Inc.
(a)(b)
.......... 115,544 387,072
Athira Pharma, Inc.
(a)
................ 45 112
Avenue Therapeutics, Inc.
(a)(b)
........... 513 600
Axsome Therapeutics, Inc.
(a)(b)
.......... 34,966 2,156,703
Aytu BioPharma, Inc.
(a)(b)
.............. 1,266 2,848
Baudax Bio, Inc.
(a)
.................. 2 3
Bristol-Myers Squibb Co. .............. 2,164,073 149,991,900
Cara Therapeutics, Inc.
(a)
............. 54 265
CASI Pharmaceuticals Holdings, Inc.
(a)(b)
... 2,669 6,139
Cassava Sciences, Inc.
(a)(b)
............ 42,810 1,032,577
Security
Shares
Shares Value
Pharmaceuticals (continued)
Catalent, Inc.
(a)
.................... 182,184 $ 11,971,311
cbdMD, Inc.
(a)
..................... 117 23
Citius Pharmaceuticals, Inc.
(a)(b)
......... 263,997 308,876
Clearside Biomedical, Inc.
(a)(b)
........... 44,328 46,101
Collegium Pharmaceutical, Inc.
(a)
........ 35,735 857,283
Corcept Therapeutics, Inc.
(a)(b)
.......... 108,374 2,347,381
CorMedix, Inc.
(a)(b)
.................. 34,275 141,898
Cumberland Pharmaceuticals, Inc.
(a)
...... 9 18
Cymabay Therapeutics, Inc.
(a)(b)
......... 108,554 946,591
Dare Bioscience, Inc.
(a)
............... 99 103
DICE Therapeutics, Inc.
(a)(b)
............ 37,646 1,078,558
Durect Corp.
(a)(b)
.................... 13,889 62,917
Edgewise Therapeutics, Inc.
(a)
.......... 40,802 272,149
Elanco Animal Health, Inc.
(a)
............ 482,616 4,536,590
Eli Lilly & Co. ..................... 804,843 276,399,183
Eloxx Pharmaceuticals, Inc.
(a)(b)
......... 1,131 2,839
Esperion Therapeutics, Inc.
(a)(b)
.......... 66,086 105,077
Eton Pharmaceuticals, Inc.
(a)(b)
.......... 10,690 41,156
Evoke Pharma, Inc.
(a)
................ 9 17
Evolus, Inc.
(a)(b)
.................... 35,336 298,943
Eyenovia, Inc.
(a)(b)
................... 10,910 38,512
EyePoint Pharmaceuticals, Inc.
(a)
........ 108 318
Fulcrum Therapeutics, Inc.
(a)(b)
.......... 38,052 108,448
Harmony Biosciences Holdings, Inc.
(a)
..... 30,073 981,883
Harrow Health, Inc.
(a)(b)
............... 39,913 844,559
Hepion Pharmaceuticals, Inc.
(a)(b)
........ 55,958 43,451
Hoth Therapeutics, Inc.
(a)
.............. 1 2
Innoviva, Inc.
(a)(b)
................... 82,267 925,504
Intra-Cellular Therapies, Inc.
(a)
.......... 87,777 4,753,125
Jaguar Health, Inc.
(a)(b)
............... 9 6
Jazz Pharmaceuticals plc
(a)
............ 65,239 9,546,423
Johnson & Johnson ................. 2,655,488 411,600,640
Kala Pharmaceuticals, Inc.
(a)(b)
.......... 9 135
Kiora Pharmaceuticals, Inc.
(a)
........... 1 3
Lannett Co., Inc.
(a)(b)
................. 9 16
Ligand Pharmaceuticals, Inc.
(a)
.......... 18,707 1,376,087
Lipocine, Inc.
(a)
.................... 119 38
Liquidia Corp.
(a)
.................... 48,105 332,406
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 28,661 197,761
Merck & Co., Inc. ................... 2,578,320 274,307,465
MyMD Pharmaceuticals, Inc.
(a)(b)
......... 2 3
Nektar Therapeutics
(a)
................ 180,278 126,717
NGM Biopharmaceuticals, Inc.
(a)
......... 54 220
NovaBay Pharmaceuticals, Inc.
(a)
........ 20 34
Novan, Inc.
(a)(b)
..................... 15,248 19,822
Nuvation Bio, Inc., Class A
(a)
........... 153 254
Ocular Therapeutix, Inc.
(a)
............. 80,903 426,359
Ocuphire Pharma, Inc.
(a)
.............. 27 101
Omeros Corp.
(a)(b)
................... 56,227 261,456
Onconova Therapeutics, Inc.
(a)
.......... 3 2
Organon & Co. .................... 256,353 6,029,423
Pacira BioSciences, Inc.
(a)
............. 46,279 1,888,646
Paratek Pharmaceuticals, Inc.
(a)(b)
........ 306,562 778,667
Perrigo Co. plc .................... 138,364 4,963,117
Pfizer, Inc. ....................... 5,713,048 233,092,358
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 15,068 107,586
Phibro Animal Health Corp., Class A ...... 26,913 412,307
Pliant Therapeutics, Inc.
(a)(b)
............ 44,420 1,181,572
PLx Pharma, Inc.
(a)(b)
................. 30,251 3,936
Prestige Consumer Healthcare, Inc.
(a)
..... 54,491 3,412,771
ProPhase Labs, Inc. ................. 49,481 377,045
Provention Bio, Inc.
(a)
................ 81,128 1,955,185
Pulmatrix, Inc.
(a)
.................... 1 3
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 28,165 2,560,762
Relmada Therapeutics, Inc.
(a)
........... 22,221 50,219

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
40
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Revance Therapeutics, Inc.
(a)(b)
.......... 83,336 $ 2,684,253
Royalty Pharma plc, Class A ........... 397,909 14,336,661
RVL Pharmaceuticals plc
(a)
............ 12,458 14,202
Satsuma Pharmaceuticals, Inc.
(a)
........ 13,119 9,164
Scilex Holding Co.(Acquired 01/06/23, cost
$526,994)
(a)(b)(f)
.................. 50,286 407,647
scPharmaceuticals, Inc.
(a)(b)
............ 2,486 22,548
SCYNEXIS, Inc.
(a)
.................. 45 135
Seelos Therapeutics, Inc.
(a)(b)
........... 117 81
SIGA Technologies, Inc. .............. 63 362
Societal CDMO, Inc.
(a)(b)
.............. 18,588 22,120
Sonoma Pharmaceuticals, Inc.
(a)
......... 609 595
Supernus Pharmaceuticals, Inc.
(a)
........ 54,129 1,961,094
Terns Pharmaceuticals, Inc.
(a)(b)
......... 50,964 603,414
TFF Pharmaceuticals, Inc.
(a)
............ 17,742 12,159
Theravance Biopharma, Inc.
(a)(b)
......... 52,823 573,130
Titan Pharmaceuticals, Inc.
(a)
........... 60 50
Trevi Therapeutics, Inc.
(a)(b)
............ 6,402 11,844
Ventyx Biosciences, Inc.
(a)(b)
............ 28,075 940,512
Viatris, Inc. ....................... 1,227,913 11,812,523
VYNE Therapeutics, Inc.
(a)(b)
............ 4,103 12,637
WaVe Life Sciences Ltd.
(a)
............. 59,182 256,258
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 129,978 211,864
Zevra Therapeutics, Inc.
(a)(b)
............ 58,215 320,182
Zoetis, Inc., Class A ................. 474,815 79,028,209
Zynerba Pharmaceuticals, Inc.
(a)
......... 33,840 14,551
1,534,255,547
Professional Services — 1.0%
Alight, Inc., Class A
(a)
................ 341,920 3,149,083
ASGN, Inc.
(a)
...................... 52,426 4,334,057
Atlas Technical Consultants, Inc.
(a)
....... 31,086 378,938
Automatic Data Processing, Inc. ......... 420,787 93,679,810
Barrett Business Services, Inc. .......... 8,818 781,628
BGSF, Inc. ....................... 24,674 262,778
Booz Allen Hamilton Holding Corp. ....... 133,210 12,347,235
Broadridge Financial Solutions, Inc. ...... 119,615 17,531,971
CACI International, Inc., Class A
(a)(b)
...... 23,670 7,012,948
CBIZ, Inc.
(a)
....................... 50,470 2,497,760
Clarivate plc
(a)(b)
.................... 454,306 4,265,933
Concentrix Corp.
(b)
.................. 43,015 5,228,473
Conduent, Inc.
(a)
................... 180,645 619,612
CoStar Group, Inc.
(a)
................. 414,676 28,550,443
CRA International, Inc. ............... 9,064 977,281
CSG Systems International, Inc. ......... 30,740 1,650,738
Dun & Bradstreet Holdings, Inc. ......... 220,651 2,590,443
Equifax, Inc.
(b)
..................... 124,766 25,307,535
Exela Technologies, Inc.
(a)(b)
............ 32,172 1,252
ExlService Holdings, Inc.
(a)
............ 33,829 5,474,547
Exponent, Inc. ..................... 53,948 5,378,076
First Advantage Corp.
(a)(b)
............. 83,105 1,160,146
Forrester Research, Inc.
(a)
............. 10,599 342,878
Franklin Covey Co.
(a)
................ 17,421 670,186
FTI Consulting, Inc.
(a)(b)
............... 34,862 6,880,016
GEE Group, Inc.
(a)(b)
................. 802 333
Genpact Ltd. ...................... 170,808 7,894,746
Heidrick & Struggles International, Inc. .... 18,052 548,059
HireRight Holdings Corp.
(a)
............ 30,476 323,350
Hudson Global, Inc.
(a)
................ 2,027 45,222
Huron Consulting Group, Inc.
(a)
.......... 19,505 1,567,617
ICF International, Inc. ................ 18,285 2,005,865
Insperity, Inc. ...................... 34,022 4,135,374
Jacobs Solutions, Inc. ................ 129,763 15,248,450
KBR, Inc. ........................ 137,438 7,565,962
Kelly Services, Inc., Class A, NVS ....... 27,585 457,635
Security
Shares
Shares Value
Professional Services (continued)
Kforce, Inc. ....................... 22,323 $ 1,411,707
Korn Ferry ....................... 55,009 2,846,166
Legalzoom.com, Inc.
(a)(b)
.............. 109,664 1,028,648
Leidos Holdings, Inc. ................ 138,546 12,754,545
ManpowerGroup, Inc. ................ 51,722 4,268,617
Maximus, Inc. ..................... 61,129 4,810,852
NV5 Global, Inc.
(a)
.................. 12,725 1,323,018
Paychex, Inc. ..................... 326,887 37,457,981
Planet Labs PBC
(a)(b)
................. 185,316 728,292
Red Violet, Inc.
(a)
................... 38,129 671,070
Resources Connection, Inc. ............ 36,400 620,984
Robert Half International, Inc. ........... 109,611 8,831,358
Science Applications International Corp. ... 54,678 5,875,698
SS&C Technologies Holdings, Inc. ....... 224,903 12,700,272
Sterling Check Corp.
(a)(b)
.............. 27 301
TaskUS, Inc., Class A
(a)(b)
.............. 41,178 594,610
TransUnion ....................... 199,652 12,406,375
TriNet Group, Inc.
(a)(b)
................ 37,008 2,983,215
TrueBlue, Inc.
(a)
.................... 37,328 664,438
TTEC Holdings, Inc. ................. 17,645 656,923
Upwork, Inc.
(a)
..................... 120,252 1,361,253
Verisk Analytics, Inc.
(b)
............... 158,384 30,387,554
Verra Mobility Corp., Class A
(a)
.......... 141,077 2,387,023
Willdan Group, Inc.
(a)(b)
............... 8,824 137,831
417,775,111
Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA
(a)
....... 18 83
AMREP Corp.
(a)(b)
................... 692 9,681
Anywhere Real Estate, Inc.
(a)(b)
.......... 116,004 612,501
Avalon GloboCare Corp.
(a)(b)
............ 2,501 4,952
CBRE Group, Inc., Class A
(a)
........... 320,333 23,323,446
Compass, Inc., Class A
(a)(b)
............ 261,055 843,208
Comstock Holding Cos., Inc., Class A
(a)(b)
... 285 1,442
Cushman & Wakefield plc
(a)(b)
........... 163,287 1,721,045
DigitalBridge Group, Inc., Class A ........ 164,891 1,977,043
Doma Holdings, Inc.
(a)(b)
............... 180 73
Douglas Elliman, Inc. ................ 109,385 340,187
eXp World Holdings, Inc. .............. 102,691 1,303,149
Forestar Group, Inc.
(a)
................ 35,086 545,938
FRP Holdings, Inc.
(a)
................. 8,408 486,655
Howard Hughes Corp. (The)
(a)(b)
......... 34,665 2,773,200
InterGroup Corp. (The)
(a)
.............. 126 5,667
Jones Lang LaSalle, Inc.
(a)
............. 48,956 7,122,608
JW Mays, Inc.
(a)
.................... 106 4,812
Kennedy-Wilson Holdings, Inc. .......... 135,666 2,250,699
Marcus & Millichap, Inc. .............. 26,659 856,020
Newmark Group, Inc., Class A .......... 160,659 1,137,466
Opendoor Technologies, Inc.
(a)(b)
......... 643,685 1,132,886
RE/MAX Holdings, Inc., Class A ......... 18,381 344,828
Redfin Corp.
(a)
..................... 107,592 974,784
RMR Group, Inc. (The), Class A ......... 11,112 291,579
Seritage Growth Properties, Class A
(a)
..... 36,577 287,861
St. Joe Co. (The)
(b)
.................. 39,551 1,645,717
Tejon Ranch Co.
(a)
.................. 13,327 243,484
WeWork, Inc., Class A
(a)(b)
............. 240,858 187,219
Zillow Group, Inc., Class A
(a)
........... 58,892 2,573,581
Zillow Group, Inc., Class C, NVS
(a)(b)
...... 165,343 7,352,803
60,354,617
Residential REITs — 0.4%
ACRE Realty Investors, Inc., NVS
(a)(d)
..... 2,715 —
American Homes 4 Rent, Class A ........ 311,040 9,782,208
Apartment Income REIT Corp. .......... 152,839 5,473,165

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs (continued)
Apartment Investment and Management Co.,
Class A ....................... 153,060 $ 1,177,031
AvalonBay Communities, Inc. .......... 143,519 24,119,803
Bluerock Homes Trust, Inc., Class A
(a)
..... 2,821 55,912
Camden Property Trust ............... 113,815 11,932,365
Centerspace ...................... 17,212 940,291
Clipper Realty, Inc. .................. 44,349 254,563
Elme Communities .................. 88,314 1,577,288
Equity LifeStyle Properties, Inc. ......... 177,328 11,904,029
Equity Residential .................. 350,101 21,006,060
Essex Property Trust, Inc. ............. 66,149 13,834,402
Independence Realty Trust, Inc. ......... 222,420 3,565,393
Invitation Homes, Inc. ................ 596,871 18,640,281
Mid-America Apartment Communities, Inc. .. 116,678 17,623,045
NexPoint Residential Trust, Inc. ......... 28,821 1,258,613
Sun Communities, Inc. ............... 125,498 17,680,158
UDR, Inc. ........................ 316,426 12,992,452
UMH Properties, Inc. ................ 49,452 731,395
Veris Residential, Inc.
(a)
............... 91,072 1,333,294
175,881,748
Retail REITs — 0.4%
Acadia Realty Trust ................. 71,655 999,587
Agree Realty Corp.
(b)
................ 86,733 5,950,751
Alexander's, Inc. ................... 1,605 310,969
Brixmor Property Group, Inc. ........... 302,433 6,508,358
CBL & Associates Properties, Inc. ........ 34,914 895,195
Federal Realty Investment Trust ......... 71,970 7,112,795
Getty Realty Corp. .................. 43,403 1,563,810
InvenTrust Properties Corp. ............ 65,787 1,539,416
Kimco Realty Corp. ................. 626,694 12,239,334
Kite Realty Group Trust ............... 235,072 4,917,706
Macerich Co. (The) ................. 217,473 2,305,214
National Retail Properties, Inc. .......... 179,150 7,909,472
Necessity Retail REIT, Inc. (The), Class A .. 109,427 687,202
NETSTREIT Corp. .................. 55,846 1,020,865
Phillips Edison & Co., Inc. ............. 112,160 3,658,659
Realty Income Corp. ................. 634,861 40,199,398
Regency Centers Corp. .............. 157,911 9,660,995
Retail Opportunity Investments Corp. ..... 124,516 1,738,243
RPT Realty ....................... 86,877 826,200
Saul Centers, Inc. .................. 10,412 406,068
Simon Property Group, Inc. ............ 332,915 37,276,493
SITE Centers Corp. ................. 187,195 2,298,755
Spirit Realty Capital, Inc. .............. 141,290 5,628,994
Tanger Factory Outlet Centers, Inc. ....... 123,652 2,427,289
Urban Edge Properties ............... 116,322 1,751,809
Urstadt Biddle Properties, Inc., Class A .... 32,941 578,773
Wheeler REIT, Inc.
(a)
................. 736 935
Whitestone REIT ................... 33,239 305,799
160,719,084
Semiconductors & Semiconductor Equipment — 5.9%
ACM Research, Inc., Class A
(a)
.......... 33,918 396,841
Advanced Micro Devices, Inc.
(a)
......... 1,641,700 160,903,017
Aehr Test Systems
(a)
................. 23,441 727,140
Allegro MicroSystems, Inc.
(a)
........... 65,052 3,121,845
Alpha & Omega Semiconductor Ltd.
(a)
..... 27,602 743,874
Ambarella, Inc.
(a)
................... 39,973 3,094,710
Amkor Technology, Inc. ............... 107,065 2,785,831
Amtech Systems, Inc.
(a)
............... 9,262 88,359
Analog Devices, Inc. ................. 512,660 101,106,805
Applied Materials, Inc. ............... 856,112 105,156,237
Atomera, Inc.
(a)(b)
................... 23,471 149,510
Axcelis Technologies, Inc.
(a)
............ 33,221 4,426,698
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
AXT, Inc.
(a)(b)
...................... 36,237 $ 144,223
Broadcom, Inc. .................... 424,323 272,220,177
CEVA, Inc.
(a)
...................... 30,785 936,788
Cirrus Logic, Inc.
(a)
.................. 55,866 6,110,623
Cohu, Inc.
(a)
...................... 62,822 2,411,737
Credo Technology Group Holding Ltd.
(a)(b)
... 93,650 882,183
Diodes, Inc.
(a)
..................... 47,470 4,403,317
eMagin Corp.
(a)(b)
................... 29,902 62,196
Enphase Energy, Inc.
(a)(b)
.............. 138,056 29,030,416
Entegris, Inc. ...................... 154,142 12,641,185
First Solar, Inc.
(a)
................... 100,515 21,862,012
FormFactor, Inc.
(a)
.................. 75,328 2,399,197
GSI Technology, Inc.
(a)(b)
.............. 18,341 31,546
Ichor Holdings Ltd.
(a)
................. 24,084 788,510
Impinj, Inc.
(a)(b)
..................... 21,820 2,957,046
indie Semiconductor, Inc., Class A
(a)(b)
..... 90,665 956,516
Intel Corp. ....................... 4,212,898 137,635,378
KLA Corp. ........................ 140,386 56,037,880
Kopin Corp.
(a)
..................... 135 147
Kulicke & Soffa Industries, Inc. .......... 57,620 3,035,998
Lam Research Corp. ................ 137,807 73,054,247
Lattice Semiconductor Corp.
(a)
.......... 138,977 13,272,303
MACOM Technology Solutions Holdings, Inc.
(a)
53,536 3,792,490
Marvell Technology, Inc. .............. 875,736 37,919,369
MaxLinear, Inc.
(a)
................... 71,633 2,522,198
Meta Materials, Inc.
(a)
................ 432 176
Microchip Technology, Inc. ............. 555,349 46,527,139
Micron Technology, Inc. ............... 1,108,335 66,876,934
MKS Instruments, Inc. ............... 58,302 5,166,723
Monolithic Power Systems, Inc. ......... 45,562 22,805,603
Navitas Semiconductor Corp.
(a)(b)
........ 86,868 635,005
NVE Corp. ....................... 8,852 734,627
NVIDIA Corp. ..................... 2,503,665 695,443,027
NXP Semiconductors NV ............. 263,772 49,186,884
ON Semiconductor Corp.
(a)
............ 439,378 36,169,597
Onto Innovation, Inc.
(a)
............... 50,558 4,443,037
PDF Solutions, Inc.
(a)
................ 37,779 1,601,830
Peraso, Inc.
(a)
..................... 293 160
Photronics, Inc.
(a)
................... 61,303 1,016,404
Pixelworks, Inc.
(a)(b)
.................. 27,120 40,138
Power Integrations, Inc. .............. 60,423 5,114,203
Qorvo, Inc.
(a)
...................... 102,682 10,429,411
QUALCOMM, Inc. .................. 1,133,263 144,581,693
QuickLogic Corp.
(a)(b)
................. 3,444 20,526
Rambus, Inc.
(a)
.................... 110,620 5,670,381
Rigetti Computing, Inc.
(a)(b)
............. 171 124
Semtech Corp.
(a)
................... 62,740 1,514,544
Silicon Laboratories, Inc.
(a)(b)
............ 32,585 5,705,308
SiTime Corp.
(a)(b)
................... 17,368 2,470,251
Skyworks Solutions, Inc. .............. 162,082 19,122,434
SMART Global Holdings, Inc.
(a)(b)
........ 70,058 1,207,800
SolarEdge Technologies, Inc.
(a)(b)
........ 57,166 17,375,606
Synaptics, Inc.
(a)
................... 44,340 4,928,391
Teradyne, Inc. ..................... 158,416 17,031,304
Texas Instruments, Inc. ............... 924,696 172,002,703
Trio-Tech International
(a)
.............. 311 1,462
Ultra Clean Holdings, Inc.
(a)(b)
........... 46,058 1,527,283
Universal Display Corp. .............. 44,836 6,955,409
Veeco Instruments, Inc.
(a)
............. 52,758 1,114,777
Wolfspeed, Inc.
(a)(b)
.................. 128,488 8,345,296
2,423,574,739
Software — 9.5%
8x8, Inc.
(a)(b)
....................... 118,071 492,356
A10 Networks, Inc. .................. 71,017 1,100,053

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
42
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
ACI Worldwide, Inc.
(a)
................ 117,684 $ 3,175,114
Adeia, Inc. ....................... 107,626 953,566
Adobe, Inc.
(a)
...................... 466,073 179,610,552
Agilysys, Inc.
(a)
.................... 20,544 1,695,085
Akerna Corp.
(a)
.................... 605 472
Alarm.com Holdings, Inc.
(a)
............ 55,099 2,770,378
Alkami Technology, Inc.
(a)
............. 36,865 466,711
Altair Engineering, Inc., Class A
(a)(b)
....... 52,488 3,784,910
Alteryx, Inc., Class A
(a)
............... 63,594 3,741,871
American Software, Inc., Class A ........ 32,619 411,326
Amplitude, Inc., Class A
(a)
............. 52,686 655,414
ANSYS, Inc.
(a)
..................... 88,315 29,391,232
Appfolio, Inc., Class A
(a)
.............. 19,217 2,392,132
Appian Corp., Class A
(a)(b)
............. 39,165 1,738,143
AppLovin Corp., Class A
(a)
............. 120,236 1,893,717
Asana, Inc., Class A
(a)(b)
............... 78,579 1,660,374
Aspen Technology, Inc.
(a)(b)
............. 29,446 6,739,306
Asure Software, Inc.
(a)(b)
............... 7,306 105,937
Atlassian Corp., Class A
(a)(b)
............ 152,769 26,149,470
AudioEye, Inc.
(a)
.................... 2,856 20,278
Autodesk, Inc.
(a)
.................... 219,488 45,688,622
AvePoint, Inc., Class A
(a)(b)
............. 93,609 385,669
Aware, Inc.
(a)
...................... 18 31
Bentley Systems, Inc., Class B
(b)
......... 199,058 8,557,503
BILL Holdings, Inc.
(a)(b)
................ 98,215 7,969,165
Black Knight, Inc.
(a)
.................. 160,020 9,210,751
Blackbaud, Inc.
(a)
................... 47,316 3,278,999
Blackline, Inc.
(a)
.................... 56,513 3,794,848
Box, Inc., Class A
(a)(b)
................ 148,895 3,988,897
Braze, Inc., Class A
(a)(b)
............... 32,800 1,133,896
BSQUARE Corp.
(a)
.................. 9,417 10,453
C3.ai, Inc., Class A
(a)(b)
............... 86,277 2,896,319
Cadence Design Systems, Inc.
(a)
........ 278,347 58,477,921
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 130,155 1,167,490
Cerence, Inc.
(a)
.................... 37,216 1,045,397
Ceridian HCM Holding, Inc.
(a)
........... 160,390 11,743,756
Cleanspark, Inc.
(a)
.................. 25,812 71,757
Clear Secure, Inc., Class A
(b)
........... 82,507 2,159,208
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
61,279 978,013
CommVault Systems, Inc.
(a)
............ 48,860 2,772,316
Confluent, Inc., Class A
(a)(b)
............ 158,336 3,811,148
Consensus Cloud Solutions, Inc.
(a)
....... 15,562 530,509
CoreCard Corp.
(a)(b)
................. 9 271
Couchbase, Inc.
(a)
.................. 24,785 348,477
Crowdstrike Holdings, Inc., Class A
(a)
...... 223,140 30,628,196
Cvent Holding Corp.
(a)(b)
............... 90,260 754,574
Datadog, Inc., Class A
(a)
.............. 253,447 18,415,459
Digimarc Corp.
(a)(b)
.................. 13,205 259,478
Digital Turbine, Inc.
(a)(b)
............... 90,188 1,114,724
DocuSign, Inc.
(a)(b)
.................. 206,280 12,026,124
Dolby Laboratories, Inc., Class A ........ 59,339 5,068,737
Domo, Inc., Class B
(a)
................ 29,652 420,762
DoubleVerify Holdings, Inc.
(a)(b)
.......... 74,773 2,254,406
Dropbox, Inc., Class A
(a)
.............. 263,265 5,691,789
Dynatrace, Inc.
(a)
................... 227,005 9,602,312
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 202,047 1,175,914
Ebix, Inc. ........................ 27 356
eGain Corp.
(a)
..................... 18,205 138,176
Elastic NV
(a)
...................... 78,036 4,518,284
EngageSmart, Inc.
(a)
................. 30,035 578,174
Envestnet, Inc.
(a)
................... 47,342 2,777,555
Everbridge, Inc.
(a)
................... 39,411 1,366,379
Expensify, Inc., Class A
(a)
............. 44,894 365,886
Fair Isaac Corp.
(a)
................... 25,378 17,832,867
Five9, Inc.
(a)(b)
..................... 71,394 5,161,072
Security
Shares
Shares Value
Software (continued)
ForgeRock, Inc., Class A
(a)
............. 39,597 $ 815,698
Fortinet, Inc.
(a)
..................... 660,572 43,901,615
Freshworks, Inc., Class A
(a)(b)
........... 157,674 2,421,873
Gen Digital, Inc. .................... 586,527 10,064,803
Gitlab, Inc., Class A
(a)(b)
............... 65,774 2,255,390
Greenidge Generation Holdings, Inc.
(a)(b)
... 6,833 3,089
Guidewire Software, Inc.
(a)
............. 85,160 6,987,378
HashiCorp, Inc., Class A
(a)(b)
............ 90,198 2,641,899
HubSpot, Inc.
(a)
.................... 49,986 21,431,498
Informatica, Inc., Class A
(a)(b)
........... 40,544 664,922
Instructure Holdings, Inc.
(a)
............ 17,215 445,869
Intapp, Inc.
(a)(b)
..................... 15,199 681,523
Intellicheck, Inc.
(a)(b)
................. 12,262 30,655
InterDigital, Inc.
(b)
................... 28,109 2,049,146
Intrusion, Inc.
(a)(b)
................... 215,194 253,929
Intuit, Inc. ........................ 286,518 127,738,320
Inuvo, Inc.
(a)(b)
..................... 19,143 5,584
Issuer Direct Corp.
(a)(b)
................ 318 6,686
Jamf Holding Corp.
(a)(b)
............... 43,763 849,877
Latch, Inc.
(a)(b)
..................... 90,688 69,113
LivePerson, Inc.
(a)
.................. 62,703 276,520
LiveRamp Holdings, Inc.
(a)
............. 66,932 1,467,819
Manhattan Associates, Inc.
(a)
........... 63,959 9,904,051
Marathon Digital Holdings, Inc.
(a)(b)
....... 124,867 1,088,840
Marin Software, Inc.
(a)(b)
............... 3,737 3,403
Matterport, Inc., Class A
(a)
............. 209,953 573,172
Microsoft Corp. .................... 7,573,591 2,183,466,285
MicroStrategy, Inc., Class A
(a)(b)
.......... 9,891 2,891,337
Mitek Systems, Inc.
(a)
................ 65,769 630,725
Model N, Inc.
(a)(b)
................... 33,885 1,134,131
Momentive Global, Inc.
(a)
.............. 132,186 1,231,974
N-able, Inc.
(a)(b)
.................... 84,720 1,118,304
nCino, Inc.
(a)(b)
..................... 82,114 2,034,785
NCR Corp.
(a)
...................... 135,521 3,196,940
New Relic, Inc.
(a)
................... 61,657 4,642,156
Nutanix, Inc., Class A
(a)
............... 237,254 6,166,231
Oblong, Inc.
(a)
..................... 75 123
Olo, Inc., Class A
(a)(b)
................. 135,073 1,102,196
ON24, Inc.
(a)
...................... 37,352 327,204
OneSpan, Inc.
(a)
.................... 30,782 538,685
Oracle Corp. ...................... 1,562,809 145,216,212
PagerDuty, Inc.
(a)(b)
.................. 94,585 3,308,583
Palantir Technologies, Inc., Class A
(a)(b)
.... 1,815,881 15,344,194
Palo Alto Networks, Inc.
(a)(b)
............ 308,325 61,584,836
Paycom Software, Inc.
(a)
.............. 48,844 14,849,064
Paycor HCM, Inc.
(a)(b)
................ 48,023 1,273,570
Paylocity Holding Corp.
(a)
............. 42,107 8,370,030
Pegasystems, Inc. .................. 43,350 2,101,608
Phunware, Inc.
(a)(b)
.................. 69,254 49,170
Porch Group, Inc.
(a)(b)
................ 84,917 121,431
PowerSchool Holdings, Inc., Class A
(a)
..... 39,618 785,229
Procore Technologies, Inc.
(a)(b)
.......... 72,040 4,511,865
Progress Software Corp. .............. 46,298 2,659,820
PROS Holdings, Inc.
(a)
............... 38,122 1,044,543
PTC, Inc.
(a)
....................... 109,533 14,045,417
Q2 Holdings, Inc.
(a)
.................. 71,871 1,769,464
Qualtrics International, Inc., Class A
(a)(b)
.... 120,290 2,144,771
Qualys, Inc.
(a)(b)
.................... 36,246 4,712,705
Rapid7, Inc.
(a)
..................... 64,446 2,958,716
Rekor Systems, Inc.
(a)
................ 54 68
Remark Holdings, Inc.
(a)(b)
............. 5,193 7,114
Rimini Street, Inc.
(a)(b)
................ 129,361 532,967
RingCentral, Inc., Class A
(a)
............ 82,473 2,529,447
Riot Platforms, Inc.
(a)(b)
............... 191,287 1,910,957
Roper Technologies, Inc. .............. 107,314 47,292,207

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Salesforce, Inc.
(a)
................... 1,018,268 $ 203,429,581
Samsara, Inc., Class A
(a)
.............. 116,845 2,304,183
SeaChange International, Inc.
(a)
......... 32,736 11,913
SecureWorks Corp., Class A
(a)
.......... 9,243 79,213
SEMrush Holdings, Inc., Class A
(a)
....... 67,873 682,124
SentinelOne, Inc., Class A
(a)(b)
.......... 220,702 3,610,685
ServiceNow, Inc.
(a)
.................. 207,106 96,246,300
ShotSpotter, Inc.
(a)(b)
................. 8,070 317,312
Smartsheet, Inc., Class A
(a)
............ 136,528 6,526,038
Smith Micro Software, Inc.
(a)(b)
.......... 15,943 18,494
SolarWinds Corp.
(a)
................. 38,021 326,981
SoundHound AI, Inc., Class A
(a)(b)
........ 279 770
Splunk, Inc.
(a)
..................... 155,991 14,956,417
Sprinklr, Inc., Class A
(a)(b)
.............. 74,381 963,978
Sprout Social, Inc., Class A
(a)(b)
.......... 50,075 3,048,566
SPS Commerce, Inc.
(a)
............... 36,216 5,515,697
SRAX, Inc., NVS
(a)(b)
................. 10,903 654
Sumo Logic, Inc.
(a)(b)
................. 123,576 1,480,441
Synchronoss Technologies, Inc.
(a)(b)
....... 56,984 53,565
Synopsys, Inc.
(a)
................... 155,182 59,939,048
Telos Corp.
(a)
...................... 63 159
Tenable Holdings, Inc.
(a)
.............. 113,312 5,383,453
Teradata Corp.
(a)
................... 101,137 4,073,798
Terawulf, Inc.
(a)(b)
................... 17,238 16,166
Tyler Technologies, Inc.
(a)
............. 42,471 15,061,915
UiPath, Inc., Class A
(a)
............... 371,661 6,526,367
Unity Software, Inc.
(a)(b)
............... 246,968 8,011,642
Upland Software, Inc.
(a)
............... 22,787 97,984
Varonis Systems, Inc.
(a)
............... 113,074 2,941,055
Verb Technology Co., Inc.
(a)
............ 121,989 14,627
Verint Systems, Inc.
(a)
................ 64,426 2,399,224
Veritone, Inc.
(a)(b)
................... 31,801 185,400
Vertex, Inc., Class A
(a)(b)
............... 34,760 719,184
Viant Technology, Inc., Class A
(a)
......... 18 78
VirnetX Holding Corp.
(a)
............... 54,222 71,031
VMware, Inc., Class A
(a)
.............. 212,243 26,498,539
WM Technology, Inc., Class A
(a)(b)
........ 69,487 59,008
Workday, Inc., Class A
(a)(b)
............. 205,859 42,518,118
Workiva, Inc., Class A
(a)(b)
............. 45,464 4,655,968
Xperi, Inc.
(a)(b)
..................... 42,982 469,793
Yext, Inc.
(a)
....................... 114,289 1,098,317
Zeta Global Holdings Corp., Class A
(a)(b)
.... 143,176 1,550,596
Zoom Video Communications, Inc., Class A
(a)
221,033 16,321,077
Zscaler, Inc.
(a)(b)
.................... 87,534 10,226,597
Zuora, Inc., Class A
(a)(b)
............... 133,302 1,317,024
3,893,087,853
Specialized REITs — 1.2%
American Tower Corp. ............... 473,859 96,828,348
Crown Castle, Inc. .................. 441,774 59,127,032
CubeSmart ....................... 222,210 10,270,546
Digital Realty Trust, Inc. .............. 293,530 28,856,934
EPR Properties .................... 82,107 3,128,277
Equinix, Inc. ...................... 93,893 67,700,609
Extra Space Storage, Inc. ............. 135,377 22,056,975
Farmland Partners, Inc. .............. 116,496 1,246,507
Four Corners Property Trust, Inc. ........ 84,923 2,281,032
Gaming and Leisure Properties, Inc. ...... 260,811 13,577,821
Gladstone Land Corp.
(b)
.............. 45,780 762,237
Iron Mountain, Inc. .................. 294,038 15,557,551
Lamar Advertising Co., Class A ......... 90,341 9,024,162
Life Storage, Inc. ................... 85,704 11,234,937
National Storage Affiliates Trust ......... 90,366 3,775,491
Outfront Media, Inc. ................. 145,487 2,361,254
PotlatchDeltic Corp. ................. 81,811 4,049,644
Security
Shares
Shares Value
Specialized REITs (continued)
Power REIT
(a)
..................... 239 $ 893
Public Storage ..................... 159,661 48,239,974
Rayonier, Inc. ..................... 147,241 4,897,236
SBA Communications Corp., Class A ...... 110,160 28,759,471
Uniti Group, Inc. ................... 262,072 930,356
VICI Properties, Inc. ................. 982,714 32,056,131
Weyerhaeuser Co. .................. 742,776 22,379,841
489,103,259
Specialty Retail — 2.2%
1-800-Flowers.com, Inc., Class A
(a)
....... 52,753 606,659
Abercrombie & Fitch Co., Class A
(a)
....... 54,277 1,506,187
Academy Sports & Outdoors, Inc. ........ 80,864 5,276,376
Advance Auto Parts, Inc. .............. 59,938 7,289,060
American Eagle Outfitters, Inc. .......... 176,367 2,370,372
America's Car-Mart, Inc.
(a)(b)
............ 9,730 770,713
Arko Corp. ....................... 85,515 726,022
Asbury Automotive Group, Inc.
(a)
......... 22,289 4,680,690
AutoNation, Inc.
(a)(b)
................. 33,165 4,456,049
AutoZone, Inc.
(a)
................... 18,951 46,584,401
Barnes & Noble Education, Inc.
(a)
........ 37,852 57,535
Bath & Body Works, Inc. .............. 237,989 8,705,638
Bed Bath & Beyond, Inc.
(a)(b)
............ 94,726 40,486
Best Buy Co., Inc. .................. 201,370 15,761,230
Big 5 Sporting Goods Corp.
(b)
........... 16,489 126,800
Boot Barn Holdings, Inc.
(a)(b)
............ 30,059 2,303,722
Buckle, Inc. (The) .................. 25,845 922,408
Build-A-Bear Workshop, Inc. ........... 12,996 302,027
Burlington Stores, Inc.
(a)
.............. 66,512 13,442,075
Caleres, Inc. ...................... 46,491 1,005,600
Camping World Holdings, Inc., Class A .... 39,493 824,219
CarMax, Inc.
(a)(b)
.................... 161,121 10,356,858
CarParts.com, Inc.
(a)(b)
................ 34,147 182,345
Carvana Co., Class A
(a)(b)
.............. 110,788 1,084,615
Cato Corp. (The), Class A ............. 36,692 324,357
Chewy, Inc., Class A
(a)(b)
.............. 93,887 3,509,496
Chico's FAS, Inc.
(a)(b)
................. 135,072 742,896
Children's Place, Inc. (The)
(a)
........... 18,512 745,108
Conn's, Inc.
(a)(b)
.................... 27 164
Designer Brands, Inc., Class A .......... 70,369 615,025
Destination XL Group, Inc.
(a)(b)
.......... 54,745 301,645
Dick's Sporting Goods, Inc. ............ 60,166 8,536,954
EVgo, Inc., Class A
(a)(b)
............... 86,086 670,610
Five Below, Inc.
(a)(b)
.................. 57,423 11,827,415
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 110,265 10,830,228
Foot Locker, Inc. ................... 79,866 3,169,882
Franchise Group, Inc. ................ 34,755 947,074
GameStop Corp., Class A
(a)(b)
........... 259,637 5,976,844
Gap, Inc. (The) .................... 219,620 2,204,985
Genesco, Inc.
(a)
.................... 12,544 462,623
Group 1 Automotive, Inc.
(b)
............. 14,761 3,342,186
GrowGeneration Corp.
(a)(b)
............. 64,222 219,639
Guess?, Inc. ...................... 37,806 735,705
Haverty Furniture Cos., Inc. ............ 16,639 530,950
Hibbett, Inc. ...................... 16,435 969,336
Home Depot, Inc. (The) .............. 1,035,688 305,652,243
Kirkland's, Inc.
(a)
................... 18 51
Lazydays Holdings, Inc.
(a)(b)
............ 3,257 38,009
Leslie's, Inc.
(a)(b)
.................... 150,158 1,653,240
Lithia Motors, Inc., Class A ............ 27,546 6,306,106
Lowe's Cos., Inc. ................... 614,744 122,930,358
MarineMax, Inc.
(a)(b)
................. 19,783 568,761
Monro, Inc. ....................... 35,577 1,758,571
Murphy USA, Inc. .................. 19,052 4,916,369
National Vision Holdings, Inc.
(a)(b)
........ 81,637 1,538,041

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
44
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
ODP Corp. (The)
(a)(b)
................. 40,982 $ 1,843,370
OneWater Marine, Inc., Class A
(a)
........ 19,565 547,233
O'Reilly Automotive, Inc.
(a)
............. 63,175 53,634,312
Overstock.com, Inc.
(a)(b)
............... 45,686 926,055
Penske Automotive Group, Inc.
(b)
........ 24,269 3,441,587
Petco Health & Wellness Co., Inc.
(a)(b)
..... 89,431 804,879
PetMed Express, Inc. ................ 25,501 414,136
RealReal, Inc. (The)
(a)(b)
............... 33,458 42,157
Revolve Group, Inc., Class A
(a)(b)
......... 40,042 1,053,105
RH
(a)
........................... 19,484 4,745,328
Ross Stores, Inc. ................... 349,808 37,125,123
Sally Beauty Holdings, Inc.
(a)
........... 108,234 1,686,286
Shift Technologies, Inc.
(a)(b)
............. 18 20
Shoe Carnival, Inc. .................. 17,640 452,466
Signet Jewelers Ltd. ................. 46,932 3,650,371
Sleep Number Corp.
(a)
............... 24,575 747,326
Sonic Automotive, Inc., Class A ......... 16,968 922,041
Sportsman's Warehouse Holdings, Inc.
(a)
... 36 305
Stitch Fix, Inc., Class A
(a)(b)
............. 72,887 372,453
ThredUp, Inc., Class A
(a)(b)
............. 76,055 192,419
TJX Cos., Inc. (The) ................. 1,174,045 91,998,166
Tractor Supply Co. .................. 112,152 26,360,206
TravelCenters of America, Inc.
(a)
......... 12,719 1,100,193
Ulta Beauty, Inc.
(a)
.................. 51,582 28,146,750
Upbound Group, Inc. ................ 53,355 1,307,731
Urban Outfitters, Inc.
(a)
............... 62,086 1,721,024
Victoria's Secret & Co.
(a)(b)
............. 86,472 2,953,019
Vroom, Inc.
(a)(b)
..................... 100,797 90,586
Warby Parker, Inc., Class A
(a)(b)
.......... 57,290 606,701
Wayfair, Inc., Class A
(a)(b)
.............. 77,942 2,676,528
Williams-Sonoma, Inc. ............... 67,023 8,154,018
Winmark Corp. .................... 3,469 1,111,572
Xcel Brands, Inc.
(a)
.................. 315 193
Zumiez, Inc.
(a)(b)
.................... 27,733 511,397
910,746,014
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc. ....................... 15,132,468 2,495,343,973
Avid Technology, Inc.
(a)(b)
.............. 39,424 1,260,780
Corsair Gaming, Inc.
(a)(b)
.............. 44,378 814,336
Dell Technologies, Inc., Class C ......... 248,191 9,979,760
Eastman Kodak Co.
(a)(b)
............... 61,984 254,135
Hewlett Packard Enterprise Co. ......... 1,304,031 20,773,214
HP, Inc. ......................... 883,220 25,922,507
Immersion Corp. ................... 30,028 268,450
Intevac, Inc.
(a)
..................... 18,942 138,845
IonQ, Inc.
(a)(b)
...................... 139,428 857,482
NetApp, Inc. ...................... 220,366 14,070,369
One Stop Systems, Inc.
(a)
............. 10,021 24,852
Pure Storage, Inc., Class A
(a)
........... 296,230 7,556,827
Quantum Corp.
(a)(b)
.................. 108 124
Seagate Technology Holdings plc ........ 194,724 12,875,151
Super Micro Computer, Inc.
(a)
........... 46,517 4,956,386
TransAct Technologies, Inc.
(a)(b)
.......... 8,969 55,518
Turtle Beach Corp.
(a)(b)
................ 30,051 301,111
Western Digital Corp.
(a)
............... 331,274 12,479,092
Xerox Holdings Corp. ................ 118,639 1,827,041
2,609,759,953
Textiles, Apparel & Luxury Goods — 0.7%
Allbirds, Inc., Class A
(a)
............... 162 194
Capri Holdings Ltd.
(a)
................ 126,076 5,925,572
Carter's, Inc. ...................... 40,056 2,880,828
Columbia Sportswear Co. ............. 37,245 3,360,989
Crocs, Inc.
(a)
...................... 62,653 7,921,845
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Culp, Inc. ........................ 13 $ 68
Deckers Outdoor Corp.
(a)
.............. 26,822 12,057,830
G-III Apparel Group Ltd.
(a)
............. 37,069 576,423
Hanesbrands, Inc. .................. 365,088 1,920,363
Jerash Holdings US, Inc.
(b)
............. 1,955 9,228
Kontoor Brands, Inc. ................. 46,522 2,251,200
Levi Strauss & Co., Class A ............ 97,972 1,786,030
Lululemon Athletica, Inc.
(a)
............. 118,001 42,974,784
Movado Group, Inc. ................. 11,771 338,652
NIKE, Inc., Class B ................. 1,265,959 155,257,212
Oxford Industries, Inc. ............... 15,860 1,674,657
PLBY Group, Inc.
(a)(b)
................ 23,849 47,221
PVH Corp. ....................... 65,177 5,811,181
Ralph Lauren Corp., Class A ........... 41,627 4,856,622
Skechers USA, Inc., Class A
(a)
.......... 133,999 6,367,632
Steven Madden Ltd. ................. 82,008 2,952,288
Tapestry, Inc. ...................... 240,668 10,375,197
Under Armour, Inc., Class A
(a)
........... 191,433 1,816,699
Under Armour, Inc., Class C, NVS
(a)
...... 198,016 1,689,077
VF Corp. ........................ 333,400 7,638,194
Vince Holding Corp.
(a)
................ 896 6,209
Wolverine World Wide, Inc. ............ 83,463 1,423,044
281,919,239
Tobacco — 0.6%
22nd Century Group, Inc.
(a)(b)
........... 152,359 117,164
Altria Group, Inc. ................... 1,814,353 80,956,431
Philip Morris International, Inc. .......... 1,573,253 152,998,854
Turning Point Brands, Inc. ............. 12,141 254,961
Universal Corp. .................... 24,931 1,318,600
Vector Group Ltd. .................. 125,374 1,505,742
237,151,752
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A .............. 108,717 4,280,188
Alta Equipment Group, Inc., Class A ...... 33,248 526,981
Applied Industrial Technologies, Inc. ...... 39,106 5,558,136
Beacon Roofing Supply, Inc.
(a)(b)
......... 51,474 3,029,245
BlueLinx Holdings, Inc.
(a)
.............. 8,800 598,048
Boise Cascade Co. ................. 39,873 2,521,967
Core & Main, Inc., Class A
(a)(b)
.......... 67,864 1,567,658
Custom Truck One Source, Inc.
(a)(b)
....... 99,119 673,018
Distribution Solutions Group, Inc.
(a)
....... 15,255 693,492
DXP Enterprises, Inc.
(a)
............... 11,477 308,961
Fastenal Co. ...................... 576,137 31,076,830
Ferguson plc ...................... 207,903 27,807,026
FTAI Aviation Ltd. ................... 100,108 2,799,020
GATX Corp. ...................... 36,529 4,018,921
Global Industrial Co. ................. 12,805 343,686
GMS, Inc.
(a)
....................... 45,493 2,633,590
H&E Equipment Services, Inc. .......... 34,157 1,510,764
Herc Holdings, Inc. .................. 25,195 2,869,710
Hudson Technologies, Inc.
(a)(b)
.......... 27,482 239,918
IGC Pharma, Inc.
(a)(b)
................ 37,978 12,894
McGrath RentCorp .................. 27,833 2,597,097
MRC Global, Inc.
(a)
.................. 84,248 818,891
MSC Industrial Direct Co., Inc., Class A .... 48,403 4,065,852
NOW, Inc.
(a)
...................... 108,636 1,211,291
Rush Enterprises, Inc., Class A ......... 39,878 2,177,339
Rush Enterprises, Inc., Class B ......... 14,639 876,729
SiteOne Landscape Supply, Inc.
(a)(b)
....... 45,801 6,268,783
Titan Machinery, Inc.
(a)
............... 18,040 549,318
Transcat, Inc.
(a)
.................... 8,837 789,939
Triton International Ltd. ............... 57,663 3,645,455
United Rentals, Inc.
(b)
................ 70,237 27,796,995

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Univar Solutions, Inc.
(a)
............... 165,490 $ 5,797,115
Veritiv Corp. ...................... 14,883 2,011,289
Watsco, Inc.
(b)
..................... 34,040 10,830,166
WESCO International, Inc. ............. 44,596 6,891,866
Willis Lease Finance Corp.
(a)(b)
.......... 8,341 456,920
WW Grainger, Inc. .................. 45,578 31,394,582
Xometry, Inc., Class A
(a)(b)
............. 30,477 456,241
201,705,921
Water Utilities — 0.1%
American States Water Co. ............ 37,316 3,317,019
American Water Works Co., Inc. ......... 199,366 29,205,125
Artesian Resources Corp., Class A, NVS ... 8,810 487,722
Cadiz, Inc.
(a)
...................... 30,624 123,721
California Water Service Group ......... 55,987 3,258,444
Essential Utilities, Inc. ................ 241,833 10,556,011
Middlesex Water Co. ................ 16,133 1,260,310
Pure Cycle Corp.
(a)
.................. 18,772 177,395
SJW Group ....................... 28,902 2,200,309
York Water Co. (The) ................ 16,322 729,593
51,315,649
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)
...................... 58,473 847,858
Shenandoah Telecommunications Co.
(b)
.... 48,097 914,805
Spok Holdings, Inc. ................. 27 274
Telephone and Data Systems, Inc. ....... 107,137 1,126,010
T-Mobile US, Inc.
(a)(b)
................. 604,974 87,624,434
United States Cellular Corp.
(a)
.......... 25,588 530,439
91,043,820
Total Common Stocks — 99.7%
(Cost: $34,806,166,997) ........................... 41,069,472,822
Rights
Banks — 0.0%
Contra CVR Bioblast PH, CVR
(a)(b)(d)
...... 167,980 2
Biotechnology — 0.0%
(a)(d)
Catalyst Biosciences, Inc., CVR ......... 7,839 —
Contra Aduro Biotech I, CVR ........... 4,142 10,517
Contra Miragen Therape, CVR .......... 119 —
Disc Medicine, Inc., CVR
(b)
............ 47,740 —
Oncternal Therapeutics, Inc., CVR
(b)
...... 722 740
Progenics Pharmaceuticals, Inc., CVR
(b)
... 10,240 11,776
Qualigen Therapeutics, Inc., CVR
(b)
....... 14,465 978
Sting Agonist, CVR ................. 11,084 3,768
Sting Antagonist, CVR ............... 11,084 4,434
32,213
Chemicals — 0.0%
Ikonics Corp., CVR
(a)
................ 237 462
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a)(d)
........ 2,058 —
Financial Services — 0.0%
Contra Costa County Board of Education,
CVR
(a)(d)
....................... 266 37
Security
Shares
Shares Value
Pharmaceuticals — 0.0%
(a)
Contran Corp., CVR
(b)
................ 97 $ 3
Seelos Therapeutics, Inc., CVR
(d)
........ 43 23
26
Total Rights — 0.0%
(Cost: $2,458) ................................. 32,740
Warrants
Biotechnology — 0.0%
Salarius Pharmaceuticals, Inc. (Issued/
Exercisable 07/02/21, 1 Share for 1 Warrant,
Expires 01/20/25, Strike Price USD 15.17)
(a)
(b)(d)
.......................... 19,965 —
Total Warrants — 0.0%
(Cost: $—) .................................... —
Total Long-Term Investments — 99.7%
(Cost: $34,806,169,455) ........................... 41,069,505,562
Short-Term Securities
Money Market Funds — 2.7%
(e)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(h)
............ 1,046,918,621 1,047,232,697
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 84,512,098 84,512,098
Total Short-Term Securities — 2.7%
(Cost: $1,131,151,765) ........................... 1,131,744,795
Total Investments — 102.4%
(Cost: $35,937,321,220 ) ........................... 42,201,250,357
Liabilities in Excess of Other Assets — (2.4)% ............ (1,007,780,786)
Net Assets — 100.0% ..............................
$ 41,193,469,571
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $407,647, representing less than 0.05% of its net assets as of period end, and an original cost of $526,994.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
46
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 780,950,442 $ 265,746,895
(a)
$ — $ 50,000 $ 485,360 $ 1,047,232,697 1,046,918,621 $ 10,446,398
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 77,230,000 7,282,098
(a)
— — — 84,512,098 84,512,098 2,006,702 26
BlackRock, Inc. ............ 105,831,432 26,305,749 (18,062,656) 6,546,387 (18,649,031) 101,971,881 152,397 2,898,647 —
$ 6,596,387 $ (18,163,671) $ 1,233,716,676 $ 15,351,747 $ 26
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 518 06/16/23 $ 107,168 $ 5,550,799
S&P Midcap 400 E-Mini Index ................................................. 39 06/16/23 9,866 239,545
$ 5,790,344
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 5,790,344 $ — $ — $ — $ 5,790,344
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (14,912,412) $ — $ — $ — $ (14,912,412)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 1,047,097 $ — $ — $ — $ 1,047,097

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
47
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 103,666,988
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 41,068,975,905 $ 408,301 $ 88,616 $ 41,069,472,822
Rights ................................................ — 465 32,275 32,740
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 1,131,744,795 — — 1,131,744,795
$ 42,200,720,700 $ 408,766 $ 120,891 $ 42,201,250,357
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 5,790,344 $ — $ — $ 5,790,344
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

March 31, 2023
2023
iShares Annual Report to Shareholders
48
See notes to financial statements.
iShares Core
S&P 500 ETF
iShares Core
S&P Total U.S.
Stock Market
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 303,975,548,326 $ 40,967,533,681
Investments, at value — affiliated
(c)
........................................................................... 3,911,059,738 1,233,716,676
Cash   .............................................................................................. 565,222 —
Cash pledged:
Futures contracts ..................................................................................... 42,624,800 7,069,790
Receivables: – –
Investments sold ..................................................................................... — 401,610
Securities lending income — affiliated ....................................................................... 680,366 1,023,558
Capital shares sold .................................................................................... 2,492,441 165,088
Dividends — unaffiliated ................................................................................ 220,002,148 30,769,961
Dividends — affiliated .................................................................................. 2,502,619 300,424
Variation margin on futures contracts ........................................................................ 10,886,285 1,669,277
Total assets ..........................................................................................
308,166,361,945 42,242,650,065
LIABILITIES
Bank overdraft ......................................................................................... — 1,080,794
Collateral on securities loaned .............................................................................. 2,491,112,508 1,047,086,440
Payables: – –
Capital shares redeemed ................................................................................ 12,155,072 —
Investment advisory fees ................................................................................ 7,548,878 1,013,260
Total liabilities .........................................................................................
2,510,816,458 1,049,180,494
NET ASSETS .........................................................................................
$ 305,655,545,487 $ 41,193,469,571
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 299,294,581,592 $ 35,777,418,635
Accumulated earnings ................................................................................... 6,360,963,895 5,416,050,936
NET ASSETS .........................................................................................
$ 305,655,545,487 $ 41,193,469,571
NET ASSET VALUE
Shares outstanding .....................................................................................
743,250,000 454,900,000
Net asset value ........................................................................................
$ 411.24 $ 90.56
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 288,849,401,440 $ 34,717,948,399
(b)
  Securities loaned, at value ............................................................................... $ 2,486,211,992 $ 1,044,055,354
(c)
  Investments, at cost — affiliated ........................................................................... $ 3,921,309,262 $ 1,219,372,821

Statements of Operations
Year Ended March 31, 2023
49
Financial Statements
See notes to financial statements.
iShares Core
S&P 500 ETF
iShares Core
S&P Total U.S.
Stock Market
ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 4,993,156,724 $ 659,671,692
Dividends — affiliated .................................................................................. 40,140,603 4,905,349
Securities lending income — affiliated — net .................................................................. 7,369,118 10,446,398
Foreign taxes withheld ................................................................................. (1,245,652) (169,041)
Total investment income ..................................................................................
5,039,420,793 674,854,398
EXPENSES
Investment advisory ................................................................................... 89,077,676 12,169,788
Total expenses ........................................................................................
89,077,676 12,169,788
Net investment income ...................................................................................
4,950,343,117 662,684,610
REALIZED AND UNREALIZED GAIN (LOSS) $ (30,190,616,618) $ (4,462,401,968)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ (2,640,860,969) (448,044,470)
Investments — affiliated .............................................................................. (594,906) (31,879)
Capital gain distributions from underlying funds — affiliated ....................................................... 341 26
Futures contracts ................................................................................... (121,340,034) (14,912,412)
In-kind redemptions — unaffiliated
(a)
...................................................................... 22,113,568,384 3,145,198,361
In-kind redemptions — affiliated
(a)
........................................................................ 51,210,000 6,628,266
19,401,982,816 2,688,837,892
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ (49,430,920,932) (7,134,123,287)
Investments — affiliated .............................................................................. (159,904,593) (18,163,671)
Futures contracts ................................................................................... (1,773,908) 1,047,097
(49,592,599,433) (7,151,239,861)
Net realized and unrealized loss .............................................................................
(30,190,616,617) (4,462,401,969)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................
$ (25,240,273,500) $ (3,799,717,359)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2023
iShares Annual Report to Shareholders
50
See notes to financial statements.
iShares Core S&P 500 ETF iShares Core S&P Total U.S. Stock Market ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ...................................... $ 4,950,343,117 $ 4,095,945,590 $ 662,684,610 $ 545,410,098
Net realized gain .......................................... 19,401,982,816 30,797,260,452 2,688,837,892 1,039,334,103
Net change in unrealized appreciation (depreciation) .................. (49,592,599,433) 6,431,314,059 (7,151,239,861) 2,713,687,958
Net increase (decrease) in net assets resulting from operations .............
(25,240,273,500) 41,324,520,101 (3,799,717,359) 4,298,432,159
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...........
(4,916,354,006) (4,093,331,529) (664,521,474) (551,777,171)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...........
2,846,350,227 33,794,619,676 915,103,627 4,930,473,507
NET ASSETS
Total increase (decrease) in net assets ............................. (27,310,277,279) 71,025,808,248 (3,549,135,206) 8,677,128,495
Beginning of year ............................................
332,965,822,766 261,940,014,518 44,742,604,777 36,065,476,282
End of year ................................................
$ 305,655,545,487 $ 332,965,822,766 $ 41,193,469,571 $ 44,742,604,777
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
51
Financial Highlights
iShares Core S&P 500 ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .................................
$ 453.38  $ 397.36  $ 258.44  $ 284.57  $ 265.21
Net investment income
(a)
........................................
6.66  5.98  5.60  5.90  5.38
Net realized and unrealized gain (loss)
(b)
..............................
(42.24) 55.94  139.01  (25.20) 19.43
Net increase (decrease) from investment operations ....................... (35.58) 61.92  144.61  (19.30) 24.81
Distributions from net investment income
(c)
.............................. (6.56) (5.90) (5.69) (6.83) (5.45)
Net asset value, end of year ...................................... $ 411.24  $ 453.38  $ 397.36  $ 258.44  $ 284.57
Total Return
(d)
(7.76)% — — — —
Based on net asset value ......................................... (7.76)% 15.61% 56.31% (7.01)% 9.46%
Ratios to Average Net Assets
(e)
Total expenses ................................................
0.03% 0.03% 0.03% 0.04% 0.04%
Net investment income ...........................................
1.67% 1.35% 1.64% 1.96% 1.95%
Supplemental Data
Net assets, end of year (000) ....................................... $ 305,655,545  $ 332,965,823  $ 261,940,015  $ 162,018,956  $ 169,347,166
Portfolio turnover rate
(f)
........................................... 3% 3% 5% 4% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders
52
iShares Core S&P Total U.S. Stock Market ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .................................
$ 100.92  $ 91.51  $ 57.19  $ 64.40  $ 60.42
Net investment income
(a)
........................................
1.43  1.29  1.20  1.27  1.19
Net realized and unrealized gain (loss)
(b)
..............................
(10.35) 9.41  34.37  (7.09) 4.00
Net increase (decrease) from investment operations ....................... (8.92) 10.70  35.57  (5.82) 5.19
Distributions from net investment income
(c)
.............................. (1.44) (1.29) (1.25) (1.39) (1.21)
Net asset value, end of year ...................................... $ 90.56  $ 100.92  $ 91.51  $ 57.19  $ 64.40
Total Return
(d)
(8.76)% — — — —
Based on net asset value ......................................... (8.76)% 11.70% 62.58% (9.28)% 8.68%
Ratios to Average Net Assets
(e)
Total expenses ................................................
0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income ...........................................
1.62% 1.29% 1.54% 1.88% 1.90%
Supplemental Data
Net assets, end of year (000) ....................................... $ 41,193,470  $ 44,742,605  $ 36,065,476  $ 21,439,033  $ 18,750,686
Portfolio turnover rate
(f)
........................................... 4% 4% 5% 4% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
53
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
iShares ETF
Diversification
Classification
Core S&P 500 ....................................................................................................... Diversified
Core S&P Total U.S. Stock Market ......................................................................................... Diversified

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders
54
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
55
Notes to Financial Statements
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA :
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
Core S&P 500
Barclays Bank PLC ..................................... $ 91,779,766 $ (91,779,766) $ – $ –
Barclays Capital, Inc. ................................... 7,263,586 (7,263,586) – –
BMO Capital Markets Corp. ............................... 328,900 (328,900) – –
BNP Paribas SA ....................................... 120,727,518 (120,727,518) – –
BofA Securities, Inc. .................................... 171,922,344 (171,922,344) – –
Citadel Clearing LLC .................................... 28,981,158 (28,981,158) – –
Citigroup Global Markets, Inc. .............................. 77,725,682 (77,725,682) – –
Credit Suisse Securities (USA) LLC .......................... 169,547 (169,547) – –
Goldman Sachs & Co. LLC ............................... 471,580,241 (471,580,241) – –
HSBC Bank PLC ...................................... 123,228,670 (123,228,670) – –
J.P. Morgan Securities LLC ............................... 248,721,812 (247,578,686) – 1,143,126
Jefferies LLC ......................................... 11,404,357 (11,250,333) – 154,024
Morgan Stanley ....................................... 236,226,189 (236,226,189) – –
National Financial Services LLC ............................ 45,710,000 (45,710,000) – –
Natixis SA ........................................... 707,893 (707,893) – –
Nomura Securities International, Inc. ......................... 665,840 (665,840) – –
RBC Capital Markets LLC ................................ 358,463,591 (353,578,804) – 4,884,787
Scotia Capital (USA), Inc. ................................ 14,347,446 (14,347,446) – –
SG Americas Securities LLC .............................. 35,838,186 (35,838,186) – –
Toronto-Dominion Bank .................................. 341,730,830 (341,644,764) – 86,066
UBS AG ............................................ 78,462,170 (78,462,170) – –
UBS Securities LLC .................................... 5,830,476 (5,830,476) – –
Virtu Americas LLC ..................................... 3,524,574 (3,524,574) – –
Wells Fargo Bank N.A. .................................. 7,339,802 (7,339,802) – –
Wells Fargo Securities LLC ............................... 3,531,414 (3,531,414) – –
$ 2,486,211,992 $ (2,479,943,989) $ – $ 6,268,003
Core S&P Total U.S. Stock Market
Barclays Bank PLC ..................................... $ 69,049,699 $ (69,049,699) $ – $ –
Barclays Capital, Inc. ................................... 6,018,738 (5,792,869) – 225,869
BMO Capital Markets Corp. ............................... 584,069 (576,094) – 7,975
BNP Paribas SA ....................................... 110,951,384 (109,962,459) – 988,925
BofA Securities, Inc. .................................... 30,641,379 (30,641,379) – –
Citadel Clearing LLC .................................... 15,803,278 (15,771,328) – 31,950
Citigroup Global Markets, Inc. .............................. 75,033,083 (74,188,196) – 844,887
Credit Suisse Securities (USA) LLC .......................... 1,277,914 (1,277,914) – –
Deutsche Bank Securities, Inc. ............................. 5,488 (5,488) – –
Goldman Sachs & Co. LLC ............................... 200,641,004 (200,127,665) – 513,339
HSBC Bank PLC ...................................... 35,068,357 (35,068,357) – –
ING Financial Markets LLC ............................... 119 (119) – –
J.P. Morgan Securities LLC ............................... 103,947,173 (103,947,173) – –
Jefferies LLC ......................................... 18,361,007 (18,351,999) – 9,008
Morgan Stanley ....................................... 110,523,197 (110,523,197) – –
National Financial Services LLC ............................ 9,856,359 (9,856,359) – –
Natixis SA ........................................... 29,825,091 (29,577,145) – 247,946
Nomura Securities International, Inc. ......................... 201,326 (201,326) – –
Pershing LLC ......................................... 753,948 (753,948) – –
RBC Capital Markets LLC ................................ 16,460,789 (16,372,657) – 88,132
Scotia Capital (USA), Inc. ................................ 68,407,780 (68,407,780) – –
SG Americas Securities LLC .............................. 4,032,035 (4,032,035) – –
State Street Bank & Trust Co. .............................. 10,596,243 (10,596,243) – –
Toronto-Dominion Bank .................................. 61,265,929 (61,265,929) – –
UBS AG ............................................ 19,500,772 (19,500,772) – –
UBS Securities LLC .................................... 22,750,404 (22,626,861) – 123,543
Virtu Americas LLC ..................................... 4,635,482 (4,625,927) – 9,555

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders
56
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
Core S&P Total U.S. Stock Market (continued)
Wells Fargo Bank N.A. .................................. 7,412,387 (7,411,948) – 439
Wells Fargo Securities LLC ............................... 10,450,920 (10,450,920) – –
$ 1,044,055,354 $ (1,040,963,786) $ – $ 3,091,568
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
Core S&P 500 .................................................................................................... 0.03%
Core S&P Total U.S. Stock Market ...................................................................................... 0.03

Notes to Financial Statements
(continued)
57
Notes to Financial Statements
fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Amounts
Core S&P 500 ........................................................................................................... $ 2,816,248
Core S&P Total U.S. Stock Market ............................................................................................. 2,897,380
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core S&P 500 ........................................................................ $ 2,869,023,891 $ 1,200,809,905 $ (633,222,236)
Core S&P Total U.S. Stock Market .......................................................... 244,213,752 266,832,805 (86,255,862)
iShares ETF Purchases Sales
Core S&P 500 ........................................................................................ $ 9,886,046,465 $ 9,889,391,559
Core S&P Total U.S. Stock Market .......................................................................... 1,826,580,726 1,824,945,910
iShares ETF
In-kind
Purchases
In-kind
Sales
Core S&P 500 ........................................................................................ $ 65,770,405,444 $ 62,929,927,361
Core S&P Total U.S. Stock Market .......................................................................... 8,096,461,444 7,189,525,308

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders
58
The tax character of distributions paid was as follows:
As of March 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of March 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Core S&P 500 ............................................................................. $ 21,940,484,161 $ (21,940,484,161)
Core S&P Total U.S. Stock Market ............................................................... 3,136,702,567 (3,136,702,567)
—
iShares ETF
Year Ended
03/31/23
Year Ended
03/31/22
Core S&P 500
Ordinary income ........................................................................................... $ 4,916,354,006 $ 4,093,331,529
Core S&P Total U.S. Stock Market
Ordinary income ........................................................................................... $ 664,521,474 $ 551,777,171
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Core S&P 500 ......................................................... $ 36,603,274 $ (7,049,586,471) $ 13,373,947,092 $ 6,360,963,895
Core S&P Total U.S. Stock Market ........................................... 7,231,107 (662,909,533) 6,071,729,362 5,416,050,936
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and the timing and recognition of realized gains (losses) for tax purposes.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core S&P 500 ................................................... $ 294,512,660,972 $ 37,226,932,795 $ (23,852,985,703) $ 13,373,947,092
Core S&P Total U.S. Stock Market ...................................... 36,129,520,995 9,133,396,422 (3,061,667,060) 6,071,729,362

Notes to Financial Statements
(continued)
59
Notes to Financial Statements
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Year Ended
03/31/23
Year Ended
03/31/22
iShares ETF Shares Amount Shares Amount
Core S&P 500
Shares sold 165,050,000 $ 66,040,882,304 233,500,000 $ 104,876,081,561
Shares redeemed (156,200,000) (63,194,532,077) (158,300,000) (71,081,461,885)
8,850,000 $ 2,846,350,227 75,200,000 $ 33,794,619,676
Core S&P Total U.S. Stock Market
Shares sold 96,250,000 $ 8,153,486,233 67,200,000 $ 6,724,020,212
Shares redeemed (84,700,000) (7,238,382,606) (17,950,000) (1,793,546,705)
11,550,000 $ 915,103,627 49,250,000 $ 4,930,473,507

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders
60
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
61
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2023, the related statements of operations for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2023 and each of the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 25, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Core S&P 500 ETF
iShares Core S&P Total U.S. Stock Market ETF

Important Tax Information
(unaudited)
2023
iShares Annual Report to Shareholders
62
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2023:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Core S&P 500 ..................................................................................................... $ 4,775,408,065
Core S&P Total U.S. Stock Market ....................................................................................... 616,729,632
iShares ETF
Qualified Business
Income
Core S&P 500 ..................................................................................................... $ 149,948,822
Core S&P Total U.S. Stock Market ....................................................................................... 27,298,504
iShares ETF
Dividends-Received
Deduction
Core S&P 500 ....................................................................................................... 92.78%
Core S&P Total U.S. Stock Market ......................................................................................... 89.14

Statement Regarding Liquidity Risk Management Program
(unaudited)
63
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core S&P 500 ETF and iShares Core S&P Total U.S. Stock Market ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
2023
iShares Annual Report to Shareholders
64
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
March 31, 2023
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (“AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). Rather, the Company is only required to comply with certain disclosure, reporting and transparency obligations of AIFMD because it has registered the iShares Core S&P 500
ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
The Company is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Core S&P 500 ........................ $ 6.560103 $ — $ — $ 6.560103 100% —% —% 100%
Core S&P Total U.S. Stock Market .......... 1.435031 — — 1.435031 100 — — 100

Supplemental Information
(unaudited) (continued)
65
Supplemental Information
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2022 was USD 4,121 million. This figure is comprised of fixed remuneration of USD 685 million and variable remuneration of USD 3,436 million. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2022, to its senior management was
USD 2,958 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 970 million.
These figures relate to the entire Company and not to the Fund.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Core S&P 500 ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Trustee and Officer Information
2023
iShares Annual Report to Shareholders
66
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust, and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 380 funds as of March 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles
Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of
BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since
2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since
2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since
2019).
Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s
ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth
Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc.
(2014-2015); Senior Partner, McKinsey & Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani (1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee,
Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and
President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee
(2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the
Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State
Investment Funds Committee (since 2022).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).

Trustee and Officer Information
(continued)
67
Trustee and Officer Information
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton (1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).
John E.
Martinez (1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting,
Stanford University Graduate School of Business (2001-2017); Professor of Law (by
courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic
Affairs and Head of MBA Program, Stanford University Graduate School of Business
(2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since
2023).
Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-
2023).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock
Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of
PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO
Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts
Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park
(1967)
Chief Compliance
Officer (since
2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020- 2021); Head of Developed Markets
Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core
Portfolio Management (since 2020).
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Independent Trustees
(continued)

General Information
2023
iShares Annual Report to Shareholders
68
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
69
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's

iS-AR-319-0323
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and S&P
Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2023
2023 Annual Report
iShares Trust
iShares Russell 2000 ETF | IWM | NYSE Arca
iShares Russell 2000 Growth ETF | IWO | NYSE Arca
iShares Russell 2000 Value ETF | IWN | NYSE Arca

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended March 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks declined, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, we believe that it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S.
dollar provides a supportive backdrop. We also see long-term opportunities in credit, where we believe that valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
15.62% (7.73)%
U.S. small cap equities
(Russell 2000
®
Index)
9.14 (11.61)
International equities
(MSCI Europe, Australasia,
Far East Index)
27.27 (1.38)
Emerging market equities
(MSCI Emerging Markets
Index)
14.04 (10.70)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
1.93 2.52
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.38 (6.90)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
4.89 (4.78)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.00 0.26
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
7.88 (3.35)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
2023
iShares Annual Report To Shareholders
4
iShares Trust
Domestic Market Overview
U.S. stocks declined for the 12 months ended March 31, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned -8.58%. Elevated inflation and rapid tightening of monetary policy dampened growth and weighed on equities. Higher interest rates drove bond yields higher and increased borrowing costs for businesses and consumers. Equities began to recover in the second half of the reporting period, as the broader economy remained resilient and the pace of inflation declined. In March 2023, two banks suddenly failed, representing the second and third largest bank failures in U.S. history by asset value. This drove concern among investors about the resiliency of the financial system in the face of rapidly rising interest rates. However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity, and equity prices recovered.
Inflation was a significant driver of the economic outlook. As the reporting period began, the consumer price index, a widely followed measure of inflation, stood at multi-
decade highs. Strong consumer spending and a tight labor market, along with continued supply chain disruptions in Asia, combined to drive prices higher. But the rate of inflation began to decline as the reporting period wore on, decelerating for nine consecutive months beginning in July 2022. Nonetheless, inflation remained elevated by historic standards, and higher prices negatively impacted both consumers and businesses.
The U.S. economy recovered from a decline in the first half of 2022 to post modest growth in the third and fourth quarters of 2022. Consumers continued to power the economy with growing spending, despite higher prices for many consumer goods and services. The strong labor market supported spending, as unemployment remained very low, at one point dropping to the lowest recorded level since 1969. Furthermore, the labor force participation rate—which measures the total proportion of employed persons of working age—rose, indicating that more people were being drawn into the labor force. Amid tightening labor supply, wages rose significantly, with the largest gains at the lower end of the wage spectrum.
To contain inflation, the U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates eight times over the course of the reporting period.
The pace of tightening accelerated as the Fed twice stepped up the increment of increase before reducing it again as inflation began to subside. The Fed also started to reduce the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. While the Fed indicated that more tightening could be needed to achieve its long-term inflation goal, it sounded a more cautious note about the potential for further interest rate increases near the end of the reporting period.
Despite economic headwinds, corporate profits remained robust, and many companies were able to sufficiently raise prices to preserve profit margins even in the face of rising labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022, and the yield curve (a graphical representation of U.S. Treasury rates at different maturities) inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

Fund Summary
as of March 31, 2023
5
Fund Summary
iShares
®
Russell 2000 ETF
Investment Objective
The  iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell
2000
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (11.63)% 4.63% 8.02% (11.63)% 25.42% 116.28%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (11.67) 4.62 8.02 (11.67) 25.36 116.24
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (11.61) 4.71 8.04 (11.61) 25.87 116.61
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,091.40 $ 0.99 $ 1,000.00 $ 1,023.98 $ 0.96 0.19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
6
iShares
®
Russell 2000 ETF
Portfolio Management Commentary
Small-capitalization U.S. stocks declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. Stocks in the healthcare sector detracted the most from the Index’s return, primarily due to weakness in the biotechnology industry. Higher interest rates weighed on the industry, as biotechnology companies typically depend on financing for development of new drugs. Companies shut down less promising development projects and engaged in layoffs and other cost-cutting measures to conserve cash. Companies in the healthcare equipment and supplies industry declined amid challenges in meeting demand. Higher input costs, a tight labor market, and supply chain disruptions weighed on the industry. Labor market tightness, along with higher financing costs, also weighed on healthcare providers. Staffing shortages reduced capacity, while an aging population increased demand for services.
The financials sector detracted notably from the Index’s performance amid tightening financial conditions. The banking industry faced significant challenges as the potential impact of a slowing economy outweighed the benefits of being able to charge more for loans. Persistently high inflation led to significant tightening from the Fed, and investors became concerned about the long-term effect on loan growth and credit losses. Bank stocks were further pressured late in the reporting period after the failure of several banks serving technology startup and cryptocurrency companies.
The real estate sector also detracted, as higher interest rates and changing usage patterns weighed on equity real estate investment trusts (“REITs”). REITs typically take on substantial debt to finance the purchase of the properties they manage, and higher interest rates make financing more expensive for REITs. Higher interest rates also meant increased bond yields, making dividend yields from REITs comparatively less attractive to income-oriented investors.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 17.1%
Financials ...................................... 16.1
Health Care .................................... 16.0
Information Technology ............................. 12.4
Consumer Discretionary ............................ 11.3
Energy ........................................ 6.5
Real Estate ..................................... 6.3
Materials ...................................... 4.5
Consumer Staples ................................ 3.8
Utilities ........................................ 3.3
Communication Services ............................ 2.7
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Iridium Communications, Inc. .......................... 0.3%
Shockwave Medical, Inc. ............................. 0.3
EMCOR Group, Inc. ................................ 0.3
Crocs, Inc. ...................................... 0.3
Texas Roadhouse, Inc. .............................. 0.3
Saia, Inc. ....................................... 0.3
Inspire Medical Systems, Inc. .......................... 0.3
RBC Bearings, Inc. ................................ 0.3
Kinsale Capital Group, Inc. ........................... 0.3
Apellis Pharmaceuticals, Inc. .......................... 0.3
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2023
7
Fund Summary
iShares
®
Russell 2000 Growth ETF
Investment Objective
The  iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000
®
Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (10.55)% 4.22% 8.53% (10.55)% 22.93% 126.76%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (10.54) 4.20 8.53 (10.54) 22.87 126.73
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (10.60) 4.26 8.49 (10.60) 23.19 125.92
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,104.60 $ 1.26 $ 1,000.00 $ 1,023.73 $ 1.21 0.24%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
8
iShares
®
Russell 2000 Growth ETF
Portfolio Management Commentary
Growth-oriented small-capitalization U.S. stocks declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. The healthcare sector detracted the most from the Index’s return, primarily due to weakness in the healthcare equipment and supplies industry. Medical device makers faced challenges in meeting generally high demand for medical supplies and equipment amid higher input costs, a tight labor market, and supply chain disruptions.
Labor market tightness, along with higher financing costs, also weighed on healthcare providers. Staffing shortages reduced capacity, while an aging population increased demand for services. Significant debt in the industry posed additional challenges. The biotechnology industry also declined. Higher interest rates and more challenging market conditions weighed on the industry. Companies shut down less promising development projects and engaged in layoffs and other cost-cutting measures to conserve cash. The passage of a new law that authorized Medicare to negotiate some prescription drug prices also increased uncertainty in the industry, as the extent of potential discounts remained unknown.
The information technology sector detracted significantly from the Index’s return. Interest rates rose sharply during the reporting period, which reduced the current value of future earnings. Furthermore, increased concerns about economic growth worked against investors’ growth expectations for the sector. Since consumers and businesses often seek to reduce spending on technology products and services during a downturn, high inflation and slow growth weighed on the sector. The software and services industry was the primary source of weakness in the sector, as cuts to corporate advertising and information technology budgets reduced revenue growth. The failure of a bank that served a large number of software and technology companies also worked against the industry, particularly smaller companies that faced potentially tighter financing.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Health Care .................................... 21.6%
Industrials ...................................... 19.8
Information Technology ............................. 18.4
Consumer Discretionary ............................ 11.4
Financials ...................................... 6.6
Energy ........................................ 6.5
Materials ...................................... 4.7
Consumer Staples ................................ 4.7
Communication Services ............................ 2.5
Real Estate ..................................... 2.2
Utilities ........................................ 1.6
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Iridium Communications, Inc. .......................... 0.6%
Shockwave Medical, Inc. ............................. 0.6
EMCOR Group, Inc. ................................ 0.6
Crocs, Inc. ...................................... 0.6
Texas Roadhouse, Inc. .............................. 0.6
Saia, Inc. ....................................... 0.6
Inspire Medical Systems, Inc. .......................... 0.6
Kinsale Capital Group, Inc. ........................... 0.5
Apellis Pharmaceuticals, Inc. .......................... 0.5
Karuna Therapeutics, Inc. ............................ 0.5
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2023
9
Fund Summary
iShares
®
Russell 2000 Value ETF
Investment Objective
The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000
®
 Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (13.04)% 4.38% 7.08% (13.04)% 23.88% 98.27%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (13.16) 4.36 7.07 (13.16) 23.79 98.08
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (12.96) 4.55 7.22 (12.96) 24.90 100.76
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,077.00 $ 1.24 $ 1,000.00 $ 1,023.73 $ 1.21 0.24%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
10
iShares
®
Russell 2000 Value ETF
Portfolio Management Commentary
Value-oriented small-capitalization U.S. stocks declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. The financials sector detracted the most from the Index’s performance amid tightening financial conditions. The banking industry faced significant challenges, as the potential impact of a slowing economy outweighed the benefits of being able to charge more for loans. While bank profitability is typically supported by higher interest rates, persistently high inflation led to significant tightening from the Fed, and investors became concerned about the long-term effect of this tightening on loan growth and credit losses. Bank stocks were further pressured late in the reporting period after the sudden failure of two regional banks led to government intervention to cover depositors and prevent a contagion effect. Despite government actions, these bank failures weighed heavily on the industry, as markets digested the long-term implications of the disruption, including a potential slowdown in lending activity.
The real estate sector detracted significantly from the Index’s return, as higher interest rates and changing usage patterns weighed on equity real estate investment trusts
(“REITs”). REITs typically take on substantial debt to finance the purchase of properties they manage, and higher interest rates make financing more expensive. Furthermore, higher interest rates meant increased bond yields, making dividend yields from REITs comparatively less attractive to income-oriented investors.
Stocks in the healthcare sector also detracted, primarily due to weakness in the biotechnology industry. Amid higher financing costs and challenging market conditions, companies shut down less promising development projects and engaged in layoffs to conserve cash. The passage of a new law that authorized Medicare to negotiate some prescription drug prices also increased uncertainty in the industry, as the extent of potential discounts remained unknown.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Financials ...................................... 26.2%
Industrials ...................................... 14.1
Consumer Discretionary ............................ 11.3
Real Estate ..................................... 10.9
Health Care .................................... 9.9
Energy ........................................ 6.4
Information Technology ............................. 5.9
Utilities ........................................ 5.1
Materials ...................................... 4.4
Communication Services ............................ 3.0
Consumer Staples ................................ 2.8
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
STAG Industrial, Inc. ............................... 0.6%
Agree Realty Corp. ................................ 0.5
Selective Insurance Group, Inc. ........................ 0.5
RBC Bearings, Inc. ................................ 0.5
Light & Wonder, Inc., Class A .......................... 0.5
SouthState Corp. .................................. 0.5
Terreno Realty Corp. ............................... 0.5
Civitas Resources, Inc. .............................. 0.5
Academy Sports & Outdoors, Inc. ....................... 0.4
Ryman Hospitality Properties, Inc. ...................... 0.4
(a)
Excludes money market funds.

About Fund Performance
11
About Fund Performance / Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2023
iShares
®
Russell 2000 ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
AAR Corp.
(a)
...................... 719,531 $ 39,250,416
Aerojet Rocketdyne Holdings, Inc.
(a)(b)
..... 1,695,542 95,238,594
AeroVironment, Inc.
(a)(b)
............... 526,506 48,259,540
AerSale Corp.
(a)(b)
................... 529,287 9,114,322
Archer Aviation, Inc., Class A
(a)(b)
......... 3,145,550 8,996,273
Astra Space, Inc., Class A
(a)(b)
........... 3,339,951 1,419,479
Astronics Corp.
(a)(b)
.................. 543,203 7,257,192
Cadre Holdings, Inc.
(b)
................ 410,114 8,833,856
Ducommun, Inc.
(a)(b)
................. 237,187 12,976,501
Kaman Corp. ..................... 592,181 13,537,258
Kratos Defense & Security Solutions, Inc.
(a)(b)
2,643,357 35,632,452
Maxar Technologies, Inc.
(b)
............ 1,572,226 80,277,860
Momentus, Inc., Class A
(a)(b)
............ 1,372,391 802,849
Moog, Inc., Class A ................. 604,822 60,935,817
National Presto Industries, Inc. .......... 110,745 7,983,607
Park Aerospace Corp. ................ 414,348 5,572,981
Parsons Corp.
(a)(b)
................... 732,814 32,786,098
Redwire Corp.
(a)(b)
................... 365,372 1,107,077
Rocket Lab USA, Inc.
(a)(b)
.............. 4,615,651 18,647,230
Terran Orbital Corp.
(a)(b)
............... 870,704 1,602,095
Triumph Group, Inc.
(a)(b)
............... 1,373,246 15,915,921
V2X, Inc.
(a)(b)
...................... 256,747 10,197,991
Virgin Galactic Holdings, Inc.
(a)(b)
......... 5,202,167 21,068,776
537,414,185
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)(b)
..... 1,251,449 26,067,683
Forward Air Corp.
(b)
................. 575,227 61,986,462
Hub Group, Inc., Class A
(a)
............. 688,259 57,772,460
Radiant Logistics, Inc.
(a)
.............. 815,070 5,346,859
151,173,464
Automobile Components — 1.5%
Adient plc
(a)(b)
...................... 2,034,481 83,332,342
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
........................... 2,410,133 18,823,139
Dana, Inc. ........................ 2,770,642 41,698,162
Dorman Products, Inc.
(a)(b)
............. 563,690 48,623,899
Fox Factory Holding Corp.
(a)(b)
.......... 905,784 109,935,004
Gentherm, Inc.
(a)
................... 708,951 42,834,819
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 6,014,093 66,275,305
Holley, Inc.
(a)(b)
..................... 1,059,036 2,901,759
LCI Industries ..................... 531,390 58,383,819
Luminar Technologies, Inc., Class A
(a)(b)
.... 5,370,832 34,856,700
Modine Manufacturing Co.
(a)
........... 1,060,353 24,441,137
Motorcar Parts of America, Inc.
(a)(b)
....... 409,444 3,046,263
Patrick Industries, Inc. ............... 463,818 31,915,316
Solid Power, Inc., Class A
(a)(b)
........... 2,876,364 8,657,856
Standard Motor Products, Inc. .......... 436,954 16,127,972
Stoneridge, Inc.
(a)(b)
.................. 569,651 10,652,474
Visteon Corp.
(a)
.................... 595,002 93,314,164
XPEL, Inc.
(a)(b)(c)
.................... 459,171 31,200,669
727,020,799
Automobiles — 0.2%
(b)
Canoo, Inc., Class A
(a)
................ 5,994,486 3,912,001
Cenntro Electric Group Ltd.
(a)
........... 4,044,259 1,867,639
Faraday Future Intelligent Electric, Inc.
(a)
... 10,766,593 3,812,451
Fisker, Inc., Class A
(a)
................ 3,801,989 23,344,212
Lordstown Motors Corp., Class A
(a)
....... 3,738,804 2,479,201
Mullen Automotive, Inc.
(a)
.............. 21,794,472 2,861,614
Winnebago Industries, Inc. ............ 638,668 36,851,144
Workhorse Group, Inc.
(a)
.............. 3,271,580 4,351,201
79,479,463
Security
Shares
Shares Value
Banks — 8.6%
1st Source Corp. ................... 354,664 $ 15,303,752
ACNB Corp. ...................... 180,229 5,866,454
Amalgamated Financial Corp.
(b)
......... 394,021 6,970,231
Amerant Bancorp, Inc., Class A ......... 605,976 13,186,038
American National Bankshares, Inc. ...... 240,308 7,617,764
Ameris Bancorp .................... 1,453,457 53,167,457
Arrow Financial Corp. ................ 314,052 7,823,035
Associated Banc-Corp. ............... 3,241,719 58,286,108
Atlantic Union Bankshares Corp. ........ 1,650,515 57,850,551
Axos Financial, Inc.
(a)(b)
............... 1,252,210 46,231,593
Banc of California, Inc. ............... 1,172,996 14,697,640
BancFirst Corp. .................... 423,634 35,203,985
Bancorp, Inc. (The)
(a)(b)
............... 1,188,212 33,091,704
Bank First Corp.
(b)
.................. 162,684 11,970,289
Bank of Marin Bancorp ............... 366,912 8,031,704
Bank of NT Butterfield & Son Ltd. (The) .... 1,080,348 29,169,396
BankUnited, Inc. ................... 1,643,696 37,114,656
Bankwell Financial Group, Inc. .......... 140,982 3,504,813
Banner Corp. ..................... 688,510 37,434,289
Bar Harbor Bankshares .............. 329,213 8,707,684
BayCom Corp.
(b)
................... 275,758 4,709,947
BCB Bancorp, Inc. .................. 331,206 4,348,735
Berkshire Hills Bancorp, Inc. ........... 938,965 23,530,463
Blue Foundry Bancorp
(a)(b)
............. 569,518 5,421,811
Blue Ridge Bankshares, Inc. ........... 375,704 3,832,181
Bridgewater Bancshares, Inc.
(a)(b)
........ 471,883 5,115,212
Brookline Bancorp, Inc.
(b)
.............. 1,907,376 20,027,448
Business First Bancshares, Inc. ......... 530,278 9,083,662
Byline Bancorp, Inc.
(b)
................ 559,852 12,104,000
Cadence Bank .................... 3,760,243 78,062,645
Cambridge Bancorp ................. 154,737 10,028,505
Camden National Corp. .............. 327,287 11,844,517
Capital Bancorp, Inc. ................ 199,682 3,322,708
Capital City Bank Group, Inc. ........... 306,243 8,975,982
Capitol Federal Financial, Inc. .......... 2,812,546 18,928,435
Capstar Financial Holdings, Inc. ......... 464,785 7,041,493
Carter Bankshares, Inc.
(a)(b)
............ 539,788 7,557,032
Cathay General Bancorp .............. 1,517,778 52,393,697
Central Pacific Financial Corp. .......... 550,458 9,853,198
Citizens & Northern Corp. ............. 345,650 7,389,997
City Holding Co. ................... 319,645 29,049,338
Civista Bancshares, Inc. .............. 342,421 5,780,066
CNB Financial Corp. ................. 438,045 8,410,464
Coastal Financial Corp.
(a)(b)
............ 232,974 8,389,394
Colony Bankcorp, Inc. ............... 377,449 3,849,980
Columbia Financial, Inc.
(a)(b)
............ 733,656 13,411,232
Community Bank System, Inc. .......... 1,154,356 60,592,146
Community Trust Bancorp, Inc. ......... 347,885 13,202,236
ConnectOne Bancorp, Inc. ............ 826,388 14,610,540
CrossFirst Bankshares, Inc.
(a)(b)
......... 1,000,134 10,481,404
Customers Bancorp, Inc.
(a)
............. 674,293 12,487,906
CVB Financial Corp. ................. 2,884,920 48,120,466
Dime Community Bancshares, Inc. ....... 705,478 16,028,460
Eagle Bancorp, Inc. ................. 681,632 22,814,223
Eastern Bankshares, Inc. ............. 3,356,534 42,359,459
Enterprise Bancorp, Inc. .............. 200,714 6,314,462
Enterprise Financial Services Corp. ...... 774,754 34,546,281
Equity Bancshares, Inc., Class A ........ 332,728 8,108,581
Esquire Financial Holdings, Inc. ......... 153,040 5,983,864
Farmers & Merchants Bancorp, Inc. ...... 262,563 6,385,532
Farmers National Banc Corp. ........... 747,376 9,446,833
FB Financial Corp. .................. 792,267 24,623,658
Financial Institutions, Inc. ............. 353,936 6,823,886
First Bancorp ..................... 825,077 29,306,735
First BanCorp ..................... 3,942,070 45,018,439

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Bancorp, Inc. (The) .............. 228,132 $ 5,906,337
First Bancshares, Inc. (The) ............ 510,795 13,193,835
First Bank ........................ 334,249 3,375,915
First Busey Corp. ................... 1,118,752 22,755,416
First Business Financial Services, Inc. ..... 177,826 5,425,471
First Commonwealth Financial Corp. ...... 2,074,608 25,787,377
First Community Bankshares, Inc. ....... 367,420 9,203,871
First Financial Bancorp ............... 2,038,212 44,371,875
First Financial Bankshares, Inc. ......... 2,799,270 89,296,713
First Financial Corp. ................. 249,482 9,350,585
First Foundation, Inc. ................ 1,148,773 8,558,359
First Guaranty Bancshares, Inc. ......... 102,940 1,613,070
First Internet Bancorp ................ 192,079 3,198,115
First Interstate BancSystem, Inc., Class A .. 1,933,661 57,739,117
First Merchants Corp.
(b)
............... 1,250,416 41,201,207
First Mid Bancshares, Inc. ............. 403,962 10,995,846
First of Long Island Corp. (The) ......... 497,276 6,713,226
First Western Financial, Inc.
(a)(b)
......... 170,414 3,374,197
Five Star Bancorp .................. 260,799 5,565,451
Flushing Financial Corp. .............. 640,960 9,543,894
Fulton Financial Corp. ................ 3,531,889 48,810,706
FVCBankcorp, Inc.
(a)(b)
............... 337,281 3,592,045
German American Bancorp, Inc. ......... 619,713 20,679,823
Glacier Bancorp, Inc.
(b)
............... 2,397,772 100,730,402
Great Southern Bancorp, Inc.
(b)
......... 208,748 10,579,349
Greene County Bancorp, Inc.
(b)
.......... 146,272 3,317,449
Guaranty Bancshares, Inc.
(b)
........... 184,796 5,150,264
Hancock Whitney Corp. .............. 1,840,159 66,981,788
Hanmi Financial Corp. ............... 640,061 11,885,933
HarborOne Bancorp, Inc. ............. 990,659 12,086,040
HBT Financial, Inc. .................. 229,519 4,526,115
Heartland Financial USA, Inc. .......... 901,928 34,597,958
Heritage Commerce Corp. ............. 1,332,851 11,102,649
Heritage Financial Corp. .............. 762,866 16,325,332
Hilltop Holdings, Inc. ................. 1,093,934 32,457,022
Hingham Institution for Savings (The)
(b)
.... 32,687 7,630,453
Home Bancorp, Inc. ................. 168,387 5,561,823
Home BancShares, Inc.
(b)
............. 4,062,420 88,195,138
HomeStreet, Inc. ................... 396,143 7,126,613
HomeTrust Bancshares, Inc. ........... 346,878 8,529,730
Hope Bancorp, Inc. ................. 2,553,370 25,074,093
Horizon Bancorp, Inc. ................ 898,897 9,941,801
Independent Bank Corp. .............. 1,440,474 72,947,908
Independent Bank Group, Inc. .......... 765,370 35,474,899
International Bancshares Corp. ......... 1,163,268 49,811,136
John Marshall Bancorp, Inc. ........... 242,692 5,242,147
Kearny Financial Corp. ............... 1,329,216 10,793,234
Lakeland Bancorp, Inc. ............... 1,390,028 21,740,038
Lakeland Financial Corp. .............. 537,748 33,684,535
Live Oak Bancshares, Inc.
(b)
............ 711,835 17,347,419
Luther Burbank Corp. ................ 371,216 3,519,128
Macatawa Bank Corp. ............... 601,858 6,150,989
Mercantile Bank Corp. ............... 348,819 10,666,885
Metrocity Bankshares, Inc. ............ 413,469 7,066,185
Metropolitan Bank Holding Corp.
(a)
....... 229,889 7,790,938
Mid Penn Bancorp, Inc.
(b)
............. 324,761 8,317,129
Midland States Bancorp, Inc. ........... 470,354 10,074,983
MidWestOne Financial Group, Inc. ....... 319,536 7,803,069
MVB Financial Corp. ................ 233,011 4,809,347
National Bank Holdings Corp., Class A .... 651,171 21,788,182
NBT Bancorp, Inc. .................. 919,347 30,991,187
Nicolet Bankshares, Inc.
(a)(b)
............ 269,306 16,979,743
Northeast Bank
(b)
................... 142,229 4,787,428
Northfield Bancorp, Inc. .............. 960,585 11,315,691
Northwest Bancshares, Inc. ............ 2,643,639 31,802,977
Security
Shares
Shares Value
Banks (continued)
OceanFirst Financial Corp. ............ 1,288,518 $ 23,811,813
OFG Bancorp ..................... 1,022,354 25,497,509
Old National Bancorp ................ 6,333,820 91,333,684
Old Second Bancorp, Inc. ............. 926,531 13,027,026
Origin Bancorp, Inc. ................. 503,610 16,191,061
Orrstown Financial Services, Inc. ........ 236,544 4,697,764
Pacific Premier Bancorp, Inc. ........... 2,030,659 48,776,429
Park National Corp.
(b)
................ 307,160 36,419,961
Parke Bancorp, Inc.
(b)
................ 237,200 4,217,416
Pathward Financial, Inc. .............. 593,553 24,626,514
PCB Bancorp ..................... 249,452 3,614,559
Peapack-Gladstone Financial Corp. ...... 394,484 11,684,616
Peoples Bancorp, Inc. ............... 609,962 15,706,521
Peoples Financial Services Corp. ........ 154,683 6,705,508
Pioneer Bancorp, Inc.
(a)(b)
.............. 244,759 2,413,324
Preferred Bank .................... 212,051 11,622,515
Premier Financial Corp. .............. 787,747 16,329,995
Primis Financial Corp. ................ 560,285 5,395,545
Provident Bancorp, Inc.
(b)
............. 304,579 2,083,320
Provident Financial Services, Inc. ........ 1,595,424 30,600,232
QCR Holdings, Inc.
(b)
................ 353,408 15,518,145
RBB Bancorp ..................... 320,434 4,966,727
Red River Bancshares, Inc. ............ 97,405 4,686,155
Renasant Corp. .................... 1,180,886 36,111,494
Republic Bancorp, Inc., Class A ......... 191,918 8,143,081
Republic First Bancorp, Inc.
(a)(b)
......... 1,108,399 1,507,423
S&T Bancorp, Inc. .................. 796,303 25,043,729
Sandy Spring Bancorp, Inc. ............ 967,518 25,136,118
Seacoast Banking Corp. of Florida ....... 1,595,171 37,805,553
ServisFirst Bancshares, Inc. ........... 1,071,214 58,520,421
Shore Bancshares, Inc. ............... 383,831 5,481,107
Sierra Bancorp .................... 320,116 5,512,397
Simmons First National Corp., Class A .... 2,663,598 46,586,329
SmartFinancial, Inc. ................. 342,579 7,927,278
South Plains Financial, Inc. ............ 236,529 5,064,086
Southern First Bancshares, Inc.
(a)(b)
....... 169,618 5,207,273
Southern Missouri Bancorp, Inc. ......... 176,749 6,612,180
Southside Bancshares, Inc. ............ 669,339 22,222,055
SouthState Corp. ................... 1,615,708 115,135,352
Stellar Bancorp, Inc. ................. 980,042 24,118,834
Sterling Bancorp, Inc.
(a)(b)
.............. 350,565 1,984,198
Stock Yards Bancorp, Inc. ............. 620,448 34,211,503
Summit Financial Group, Inc. ........... 249,815 5,183,661
Texas Capital Bancshares, Inc.
(a)(b)
....... 1,051,019 51,457,890
Third Coast Bancshares, Inc.
(a)(b)
......... 275,547 4,328,843
Tompkins Financial Corp. ............. 303,878 20,119,762
Towne Bank ...................... 1,461,595 38,951,507
TriCo Bancshares .................. 683,292 28,418,114
Triumph Financial, Inc.
(a)(b)
............. 495,160 28,748,990
TrustCo Bank Corp. ................. 411,892 13,155,830
Trustmark Corp. ................... 1,341,665 33,139,125
UMB Financial Corp. ................ 956,825 55,227,939
United Bankshares, Inc. .............. 2,861,140 100,712,128
United Community Banks, Inc. .......... 2,337,148 65,720,602
Unity Bancorp, Inc. .................. 163,061 3,719,421
Univest Financial Corp. ............... 654,298 15,533,035
USCB Financial Holdings, Inc., Class A
(a)(b)
.. 220,331 2,179,074
Valley National Bancorp .............. 9,311,296 86,036,375
Veritex Holdings, Inc. ................ 1,124,669 20,536,456
Washington Federal, Inc. .............. 1,425,715 42,942,536
Washington Trust Bancorp, Inc. ......... 388,426 13,462,845
WesBanco, Inc. .................... 1,226,343 37,648,730
West BanCorp, Inc. ................. 354,435 6,475,527
Westamerica BanCorp ............... 572,622 25,367,155

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
WSFS Financial Corp. ............... 1,332,780 $ 50,125,856
4,265,352,127
Beverages — 0.6%
Celsius Holdings, Inc.
(a)(b)
.............. 1,189,214 110,525,549
Coca-Cola Consolidated, Inc. ........... 100,672 53,867,574
Duckhorn Portfolio, Inc. (The)
(a)(b)
........ 903,814 14,370,643
MGP Ingredients, Inc.
(b)
............... 300,320 29,046,950
National Beverage Corp.
(a)
............. 504,167 26,579,684
Primo Water Corp.
(b)
................. 3,372,917 51,774,276
Vintage Wine Estates, Inc.
(a)(b)
.......... 628,004 671,964
Vita Coco Co., Inc. (The)
(a)(b)
........... 593,903 11,652,377
298,489,017
Biotechnology — 6.6%
(a)
2seventy bio, Inc.
(b)
................. 798,787 8,147,627
4D Molecular Therapeutics, Inc.
(b)
........ 643,521 11,062,126
Aadi Bioscience, Inc.
(b)
............... 315,457 2,283,909
Absci Corp.
(b)
..................... 1,119,443 1,959,025
ACADIA Pharmaceuticals, Inc.
(b)
......... 2,574,161 48,445,710
Acrivon Therapeutics, Inc.
(b)
............ 153,483 1,947,699
Adicet Bio, Inc.
(b)
................... 658,004 3,790,103
ADMA Biologics, Inc.
(b)
............... 4,433,845 14,676,027
Aerovate Therapeutics, Inc.
(b)
........... 199,358 4,021,051
Affimed NV
(b)
...................... 3,175,220 2,367,444
Agenus, Inc.
(b)
..................... 6,560,212 9,971,522
Agios Pharmaceuticals, Inc.
(b)
.......... 1,168,455 26,839,411
Akero Therapeutics, Inc.
(b)
............. 746,924 28,577,312
Alector, Inc.
(b)
..................... 1,350,491 8,359,539
Alkermes plc ...................... 3,490,560 98,398,886
Allogene Therapeutics, Inc.
(b)
........... 1,727,438 8,533,544
Allovir, Inc.
(b)
...................... 670,999 2,643,736
Alpine Immune Sciences, Inc.
(b)
......... 457,495 3,531,861
ALX Oncology Holdings, Inc.
(b)
.......... 460,826 2,082,934
Amicus Therapeutics, Inc.
(b)
............ 5,892,139 65,343,822
AnaptysBio, Inc. ................... 433,457 9,432,024
Anavex Life Sciences Corp.
(b)
........... 1,486,006 12,735,071
Anika Therapeutics, Inc.
(b)
............. 312,179 8,965,781
Apellis Pharmaceuticals, Inc.
(b)
.......... 2,006,006 132,316,156
Arbutus Biopharma Corp.
(b)
............ 2,403,276 7,281,926
Arcellx, Inc.
(b)
..................... 631,329 19,451,246
Arcturus Therapeutics Holdings, Inc.
(b)
..... 504,441 12,091,451
Arcus Biosciences, Inc.
(b)
.............. 1,099,286 20,050,977
Arcutis Biotherapeutics, Inc.
(b)
.......... 892,782 9,820,602
Arrowhead Pharmaceuticals, Inc.
(b)
....... 2,207,935 56,081,549
Atara Biotherapeutics, Inc.
(b)
........... 2,014,393 5,841,740
Aura Biosciences, Inc. ............... 474,177 4,400,363
Aurinia Pharmaceuticals, Inc.
(b)
.......... 2,861,615 31,363,300
Avid Bioservices, Inc.
(b)
............... 1,303,513 24,453,904
Avidity Biosciences, Inc.
(b)
............. 1,398,835 21,472,117
Beam Therapeutics, Inc.
(b)
............. 1,362,655 41,724,496
BioCryst Pharmaceuticals, Inc.
(b)
......... 3,954,456 32,980,163
Biohaven Ltd.
(b)
.................... 1,353,179 18,484,425
Bioxcel Therapeutics, Inc.
(b)
............ 418,787 7,814,565
Bluebird Bio, Inc.
(b)
.................. 2,192,347 6,971,663
Blueprint Medicines Corp.
(b)
............ 1,276,775 57,442,107
Bridgebio Pharma, Inc.
(b)
.............. 2,269,100 37,621,678
C4 Therapeutics, Inc.
(b)
............... 921,650 2,893,981
CareDx, Inc.
(b)
..................... 1,089,632 9,959,236
Caribou Biosciences, Inc.
(b)
............ 1,189,987 6,318,831
Catalyst Pharmaceuticals, Inc.
(b)
......... 2,069,526 34,312,741
Celldex Therapeutics, Inc.
(b)
............ 980,383 35,274,180
Celularity, Inc., Class A
(b)
.............. 1,263,205 782,808
Century Therapeutics, Inc. ............. 405,479 1,407,012
Cerevel Therapeutics Holdings, Inc.
(b)
..... 1,234,211 30,102,406
Security
Shares
Shares Value
Biotechnology (continued)
Chimerix, Inc. ..................... 1,767,507 $ 2,227,059
Chinook Therapeutics, Inc.
(b)
........... 1,085,541 25,130,274
Cogent Biosciences, Inc.
(b)
............. 1,371,907 14,802,877
Coherus Biosciences, Inc.
(b)
............ 1,579,580 10,804,327
Crinetics Pharmaceuticals, Inc.
(b)
........ 1,131,111 18,165,643
CTI BioPharma Corp.
(b)
............... 2,130,459 8,947,928
Cullinan Oncology, Inc.
(b)
.............. 564,707 5,776,953
Cytokinetics, Inc.
(b)
.................. 1,756,749 61,819,997
Day One Biopharmaceuticals, Inc.
(b)
...... 590,609 7,896,442
Deciphera Pharmaceuticals, Inc.
(b)
....... 1,100,964 17,009,894
Denali Therapeutics, Inc.
(b)
............ 2,334,771 53,793,124
Design Therapeutics, Inc.
(b)
............ 723,338 4,173,660
Dynavax Technologies Corp.
(b)
.......... 2,563,711 25,150,005
Dyne Therapeutics, Inc.
(b)
............. 678,492 7,816,228
Eagle Pharmaceuticals, Inc. ........... 224,813 6,377,945
Editas Medicine, Inc.
(b)
............... 1,472,900 10,678,525
Eiger BioPharmaceuticals, Inc.
(b)
......... 873,186 783,161
Emergent BioSolutions, Inc.
(b)
.......... 1,085,415 11,244,899
Enanta Pharmaceuticals, Inc.
(b)
......... 426,000 17,227,440
Enochian Biosciences, Inc.
(b)
........... 526,263 481,583
EQRx, Inc.
(b)
...................... 4,285,735 8,314,326
Erasca, Inc.
(b)
..................... 1,524,989 4,590,217
Fate Therapeutics, Inc.
(b)
.............. 1,811,789 10,327,197
FibroGen, Inc.
(b)
.................... 1,870,859 34,910,229
Foghorn Therapeutics, Inc.
(b)
........... 449,226 2,785,201
Generation Bio Co.
(b)
................ 1,010,942 4,347,051
Geron Corp.
(b)
..................... 9,178,331 19,916,978
Gossamer Bio, Inc.
(b)
................ 1,335,330 1,682,516
GreenLight Biosciences Holdings PBC
(b)
... 1,589,967 687,502
Halozyme Therapeutics, Inc. ........... 2,845,411 108,666,246
Heron Therapeutics, Inc.
(b)
............. 2,266,119 3,421,840
HilleVax, Inc.
(b)
..................... 357,815 5,914,682
Humacyte, Inc.
(b)
................... 1,175,878 3,633,463
Icosavax, Inc.
(b)
.................... 478,976 2,778,061
Ideaya Biosciences, Inc.
(b)
............. 948,215 13,018,992
IGM Biosciences, Inc.
(b)
............... 233,391 3,206,792
ImmunityBio, Inc.
(b)
.................. 1,814,873 3,303,069
ImmunoGen, Inc.
(b)
.................. 4,596,227 17,649,512
Immunovant, Inc.
(b)
.................. 954,547 14,805,024
Inhibrx, Inc.
(b)
..................... 694,576 13,106,649
Inovio Pharmaceuticals, Inc.
(b)
.......... 5,396,585 4,425,200
Insmed, Inc.
(b)
..................... 2,878,944 49,085,995
Instil Bio, Inc.
(b)
.................... 1,438,393 950,490
Intellia Therapeutics, Inc.
(b)
............ 1,776,256 66,201,061
Intercept Pharmaceuticals, Inc.
(b)
........ 525,857 7,062,260
Invivyd, Inc.
(b)
..................... 1,086,879 1,304,255
Iovance Biotherapeutics, Inc. ........... 3,249,063 19,851,775
Ironwood Pharmaceuticals, Inc., Class A
(b)
.. 2,909,515 30,608,098
iTeos Therapeutics, Inc. .............. 505,652 6,881,924
IVERIC bio, Inc.
(b)
................... 2,921,910 71,090,070
Janux Therapeutics, Inc.
(b)
............. 364,064 4,405,174
Jounce Therapeutics, Inc.
(b)
............ 857,752 1,586,841
KalVista Pharmaceuticals, Inc.
(b)
......... 534,069 4,197,782
Karuna Therapeutics, Inc.
(b)
............ 693,468 125,961,528
Karyopharm Therapeutics, Inc.
(b)
........ 1,661,482 6,463,165
Keros Therapeutics, Inc. .............. 414,660 17,705,982
Kezar Life Sciences, Inc.
(b)
............. 1,174,170 3,675,152
Kiniksa Pharmaceuticals Ltd., Class A
(b)
.... 671,390 7,224,156
Kinnate Biopharma, Inc.
(b)
............. 619,783 3,873,644
Kodiak Sciences, Inc.
(b)
............... 700,032 4,340,198
Kronos Bio, Inc.
(b)
................... 815,432 1,190,531
Krystal Biotech, Inc.
(b)
................ 457,192 36,602,792
Kura Oncology, Inc.
(b)
................ 1,386,639 16,958,595
Kymera Therapeutics, Inc.
(b)
............ 812,202 24,065,545
Lexicon Pharmaceuticals, Inc.
(b)
......... 1,714,099 4,165,261

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Lyell Immunopharma, Inc.
(b)
............ 3,704,469 $ 8,742,547
MacroGenics, Inc.
(b)
................. 1,294,126 9,278,883
Madrigal Pharmaceuticals, Inc.
(b)
........ 272,622 66,045,406
MannKind Corp.
(b)
.................. 5,462,379 22,395,754
MeiraGTx Holdings plc
(b)
.............. 676,254 3,496,233
Mersana Therapeutics, Inc.
(b)
........... 1,977,020 8,125,552
MiMedx Group, Inc. ................. 2,445,238 8,338,262
Mineralys Therapeutics, Inc. ........... 247,663 3,878,403
Mirum Pharmaceuticals, Inc. ........... 397,998 9,559,912
Monte Rosa Therapeutics, Inc.
(b)
......... 608,969 4,743,869
Morphic Holding, Inc.
(b)
............... 550,817 20,732,752
Myriad Genetics, Inc.
(b)
............... 1,704,406 39,593,351
Nkarta, Inc.
(b)
...................... 733,606 2,604,301
Nurix Therapeutics, Inc.
(b)
............. 991,633 8,805,701
Nuvalent, Inc., Class A
(b)
.............. 432,319 11,279,203
Ocugen, Inc.
(b)
..................... 4,714,281 4,021,753
Organogenesis Holdings, Inc., Class A .... 1,510,883 3,218,181
Outlook Therapeutics, Inc.
(b)
............ 2,892,019 3,152,301
Pardes Biosciences, Inc.
(b)
............. 670,961 885,669
PDL BioPharma, Inc.
(d)
............... 11,853 7,467
PepGen, Inc.
(b)
.................... 300,436 3,674,332
PMV Pharmaceuticals, Inc.
(b)
........... 807,435 3,851,465
Point Biopharma Global, Inc.
(b)
.......... 1,856,074 13,493,658
Praxis Precision Medicines, Inc.
(b)
........ 1,049,983 849,436
Precigen, Inc.
(b)
.................... 2,679,400 2,840,164
Prime Medicine, Inc.
(b)
................ 224,603 2,762,617
Prometheus Biosciences, Inc. .......... 744,881 79,940,629
Protagonist Therapeutics, Inc.
(b)
......... 999,203 22,981,669
Prothena Corp. plc
(b)
................. 835,876 40,514,910
PTC Therapeutics, Inc.
(b)
.............. 1,503,948 72,851,241
Rallybio Corp.
(b)
.................... 377,801 2,157,244
RAPT Therapeutics, Inc.
(b)
............. 636,016 11,670,894
Recursion Pharmaceuticals, Inc., Class A
(b)
. 2,923,401 19,499,085
REGENXBIO, Inc. .................. 865,484 16,366,302
Relay Therapeutics, Inc.
(b)
............. 1,824,926 30,056,531
Replimune Group, Inc.
(b)
.............. 992,798 17,532,813
REVOLUTION Medicines, Inc.
(b)
......... 1,863,820 40,370,341
Rigel Pharmaceuticals, Inc. ............ 3,694,596 4,876,867
Rocket Pharmaceuticals, Inc.
(b)
.......... 1,193,948 20,452,329
Sage Therapeutics, Inc.
(b)
............. 1,114,538 46,766,014
Sana Biotechnology, Inc.
(b)
............. 1,903,039 6,222,938
Sangamo Therapeutics, Inc.
(b)
.......... 2,919,415 5,138,170
Seres Therapeutics, Inc.
(b)
............. 1,498,342 8,495,599
SpringWorks Therapeutics, Inc.
(b)
........ 773,983 19,922,322
Stoke Therapeutics, Inc. .............. 491,096 4,090,830
Sutro Biopharma, Inc. ................ 1,143,746 5,284,107
Syndax Pharmaceuticals, Inc. .......... 1,288,037 27,203,341
Talaris Therapeutics, Inc.
(b)
............ 496,526 933,469
Tango Therapeutics, Inc.
(b)
............. 1,001,293 3,955,107
Tenaya Therapeutics, Inc.
(b)
............ 818,439 2,332,551
TG Therapeutics, Inc.
(b)
............... 2,847,343 42,824,039
Travere Therapeutics, Inc.
(b)
............ 1,311,022 29,484,885
Twist Bioscience Corp.
(b)
.............. 1,220,260 18,401,521
Tyra Biosciences, Inc.
(b)
.............. 262,024 4,210,726
Vanda Pharmaceuticals, Inc. ........... 1,194,907 8,113,419
Vaxart, Inc.
(b)
...................... 2,835,397 2,145,545
Vaxcyte, Inc.
(b)
..................... 1,535,824 57,562,684
VBI Vaccines, Inc.
(b)
................. 3,942,613 1,194,612
Vera Therapeutics, Inc., Class A
(b)
........ 469,341 3,642,086
Veracyte, Inc.
(b)
.................... 1,531,838 34,159,987
Vericel Corp.
(b)
..................... 1,013,068 29,703,154
Verve Therapeutics, Inc.
(b)
............. 1,007,232 14,524,285
Vir Biotechnology, Inc. ............... 1,551,804 36,110,479
Viridian Therapeutics, Inc. ............. 818,826 20,830,933
VistaGen Therapeutics, Inc.
(b)
........... 4,250,169 529,996
Security
Shares
Shares Value
Biotechnology (continued)
Xencor, Inc.
(b)
..................... 1,233,504 $ 34,402,427
Y-mAbs Therapeutics, Inc.
(b)
............ 823,664 4,126,557
Zentalis Pharmaceuticals, Inc.
(b)
......... 1,010,192 17,375,302
3,295,417,884
Broadline Retail — 0.1%
1stdibs.com, Inc.
(a)(b)
................. 489,373 1,942,811
Big Lots, Inc.
(b)
..................... 609,325 6,678,202
ContextLogic, Inc., Class A
(a)(b)
.......... 12,534,276 5,587,780
Dillard's, Inc., Class A
(b)
............... 85,232 26,224,182
Groupon, Inc.
(a)(b)
................... 483,592 2,035,922
Qurate Retail, Inc.
(a)
................. 7,649,046 7,555,728
50,024,625
Building Products — 1.4%
AAON, Inc. ....................... 936,155 90,516,827
American Woodmark Corp.
(a)(b)
.......... 353,945 18,429,916
Apogee Enterprises, Inc. .............. 476,024 20,588,038
AZZ, Inc. ........................ 519,832 21,437,872
Caesarstone Ltd. ................... 490,007 2,023,729
CSW Industrials, Inc.
(b)
............... 312,569 43,425,211
Gibraltar Industries, Inc.
(a)(b)
............ 667,513 32,374,380
Griffon Corp. ...................... 933,306 29,875,125
Insteel Industries, Inc.
(b)
.............. 403,596 11,228,041
Janus International Group, Inc.
(a)
........ 1,741,161 17,167,847
JELD-WEN Holding, Inc.
(a)(b)
............ 1,802,091 22,814,472
Masonite International Corp.
(a)(b)
......... 477,648 43,356,109
PGT Innovations, Inc.
(a)
............... 1,235,438 31,021,848
Quanex Building Products Corp. ......... 709,311 15,271,466
Resideo Technologies, Inc.
(a)(b)
.......... 3,103,403 56,730,207
Simpson Manufacturing Co., Inc. ........ 913,668 100,174,560
UFP Industries, Inc. ................. 1,281,240 101,820,143
View, Inc., Class A
(a)(b)
................ 2,577,042 1,288,521
Zurn Elkay Water Solutions Corp. ........ 2,658,094 56,776,888
716,321,200
Capital Markets — 1.7%
Artisan Partners Asset Management, Inc.,
Class A ....................... 1,297,125 41,482,057
AssetMark Financial Holdings, Inc.
(a)(b)
..... 451,392 14,196,278
Associated Capital Group, Inc., Class A
(b)
... 35,538 1,313,129
Avantax, Inc.
(a)
..................... 1,021,697 26,891,065
B Riley Financial, Inc.
(b)
............... 444,900 12,630,711
Bakkt Holdings, Inc., Class A
(a)(b)
......... 1,375,176 2,365,303
BGC Partners, Inc., Class A ............ 6,761,120 35,360,658
Brightsphere Investment Group, Inc. ...... 700,291 16,512,862
Cohen & Steers, Inc. ................ 546,679 34,965,589
Diamond Hill Investment Group, Inc. ...... 63,988 10,531,145
Donnelley Financial Solutions, Inc.
(a)(b)
..... 546,480 22,329,173
Federated Hermes, Inc., Class B ........ 1,833,561 73,599,138
Focus Financial Partners, Inc., Class A
(a)(b)
.. 1,241,579 64,400,703
GCM Grosvenor, Inc., Class A .......... 887,807 6,933,773
Hamilton Lane, Inc., Class A ........... 770,947 57,034,659
Houlihan Lokey, Inc., Class A ........... 1,087,537 95,148,612
MarketWise, Inc., Class A
(a)(b)
........... 275,222 509,161
Moelis & Co., Class A ................ 1,370,160 52,668,950
Open Lending Corp., Class A
(a)(b)
........ 2,258,871 15,902,452
Oppenheimer Holdings, Inc., Class A, NVS
(b)
169,804 6,647,827
Perella Weinberg Partners, Class A ....... 811,731 7,386,752
Piper Sandler Cos. .................. 372,141 51,582,464
PJT Partners, Inc., Class A ............ 504,779 36,439,996
Sculptor Capital Management, Inc., Class A . 525,370 4,523,436
Silvercrest Asset Management Group, Inc.,
Class A
(b)
...................... 203,118 3,692,685
Star Holdings
(a)
.................... 280,698 4,881,337
StepStone Group, Inc., Class A ......... 1,171,534 28,433,130

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
StoneX Group, Inc.
(a)
................ 377,180 $ 39,049,445
Value Line, Inc. .................... 23,843 1,152,332
Victory Capital Holdings, Inc., Class A ..... 349,901 10,241,602
Virtus Investment Partners, Inc. ......... 154,408 29,397,739
WisdomTree, Inc. ................... 3,043,617 17,835,596
826,039,759
Chemicals — 2.2%
AdvanSix, Inc. ..................... 571,884 21,886,001
American Vanguard Corp. ............. 594,014 12,997,026
Amyris, Inc.
(a)(b)
.................... 4,333,124 5,893,049
Aspen Aerogels, Inc.
(a)(b)
.............. 1,081,275 8,055,499
Avient Corp. ...................... 1,944,728 80,045,004
Balchem Corp. .................... 681,202 86,158,429
Cabot Corp. ...................... 1,190,848 91,266,591
Chase Corp. ...................... 156,503 16,390,559
Danimer Scientific, Inc., Class A
(a)(b)
....... 1,906,354 6,576,921
Diversey Holdings Ltd.
(a)(b)
............. 1,672,613 13,531,439
Ecovyst, Inc.
(a)
..................... 1,807,739 19,975,516
FutureFuel Corp. ................... 624,407 4,608,124
Hawkins, Inc. ..................... 411,950 18,035,171
HB Fuller Co. ..................... 1,146,370 78,469,026
Ingevity Corp.
(a)(b)
................... 802,575 57,400,164
Innospec, Inc. ..................... 531,554 54,574,649
Intrepid Potash, Inc.
(a)(b)
............... 240,078 6,626,153
Koppers Holdings, Inc. ............... 433,439 15,157,362
Kronos Worldwide, Inc. ............... 495,448 4,563,076
Livent Corp.
(a)(b)
.................... 3,470,137 75,371,376
LSB Industries, Inc.
(a)(b)
............... 1,579,465 16,315,873
Mativ Holdings, Inc. ................. 1,166,104 25,036,253
Minerals Technologies, Inc.
(b)
........... 695,854 42,043,499
Origin Materials, Inc., Class A
(a)(b)
........ 2,248,220 9,599,899
Orion Engineered Carbons SA
(b)
......... 1,293,427 33,745,510
Perimeter Solutions SA
(a)(b)
............ 2,511,774 20,295,134
PureCycle Technologies, Inc.
(a)(b)
......... 2,284,969 15,994,783
Quaker Chemical Corp.
(b)
............. 290,510 57,506,454
Rayonier Advanced Materials, Inc.
(a)(b)
..... 1,342,973 8,420,441
Sensient Technologies Corp. ........... 899,361 68,855,078
Stepan Co. ....................... 458,355 47,224,316
Trinseo plc ....................... 755,087 15,743,564
Tronox Holdings plc, Class A ........... 2,521,395 36,257,660
Valhi, Inc.
(b)
....................... 51,280 892,785
1,075,512,384
Commercial Services & Supplies — 1.5%
ABM Industries, Inc. ................. 1,423,081 63,953,260
ACCO Brands Corp. ................. 1,972,613 10,494,301
ACV Auctions, Inc., Class A
(a)(b)
.......... 2,524,208 32,587,525
Aris Water Solutions, Inc., Class A
(b)
...... 486,447 3,789,422
Brady Corp., Class A, NVS ............ 971,168 52,180,857
BrightView Holdings, Inc.
(a)(b)
........... 926,017 5,204,216
Brink's Co. (The) ................... 967,473 64,627,196
Casella Waste Systems, Inc., Class A
(a)(b)
... 1,065,858 88,103,822
Cimpress plc
(a)(b)
................... 381,035 16,696,954
CompX International, Inc.
(b)
............ 37,274 673,914
CoreCivic, Inc.
(a)
................... 2,451,801 22,556,569
Deluxe Corp. ...................... 942,429 15,078,864
Ennis, Inc. ....................... 541,288 11,415,764
GEO Group, Inc. (The)
(a)
.............. 2,543,992 20,072,097
Harsco Corp.
(a)(b)
................... 1,702,302 11,626,723
Healthcare Services Group, Inc. ......... 1,600,784 22,202,874
Heritage-Crystal Clean, Inc.
(a)(b)
......... 334,382 11,907,343
HNI Corp. ........................ 898,723 25,020,448
Interface, Inc. ..................... 1,236,711 10,042,093
KAR Auction Services, Inc.
(a)(b)
.......... 2,324,690 31,801,759
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Kimball International, Inc., Class B ....... 763,629 $ 9,469,000
Li-Cycle Holdings Corp.
(a)(b)
............ 2,909,091 16,378,182
Liquidity Services, Inc.
(a)(b)
............. 525,520 6,921,098
Matthews International Corp., Class A ..... 641,475 23,131,588
MillerKnoll, Inc. .................... 1,633,599 33,407,100
Montrose Environmental Group, Inc.
(a)(b)
.... 588,081 20,976,849
NL Industries, Inc. .................. 189,393 1,147,722
Pitney Bowes, Inc. .................. 2,823,565 10,983,668
Quad/Graphics, Inc., Class A
(a)(b)
......... 647,608 2,778,238
SP Plus Corp.
(a)(b)
................... 431,840 14,807,794
Steelcase, Inc., Class A .............. 1,881,633 15,843,350
UniFirst Corp.
(b)
.................... 320,173 56,424,088
Viad Corp.
(a)(b)
..................... 435,710 9,080,196
VSE Corp.
(b)
...................... 230,984 10,371,182
751,756,056
Communications Equipment — 0.8%
ADTRAN Holdings, Inc. .............. 1,650,291 26,173,615
Aviat Networks, Inc.
(a)(b)
............... 180,767 6,229,231
Calix, Inc.
(a)
....................... 1,230,718 65,954,178
Cambium Networks Corp.
(a)(b)
........... 252,318 4,471,075
Casa Systems, Inc.
(a)(b)
............... 756,162 960,326
Clearfield, Inc.
(a)(b)
................... 274,027 12,764,178
CommScope Holding Co., Inc.
(a)(b)
........ 4,392,130 27,977,868
Comtech Telecommunications Corp. ...... 570,484 7,119,640
Digi International, Inc.
(a)(b)
............. 746,903 25,155,693
DZS, Inc.
(a)(b)
...................... 423,680 3,342,835
Extreme Networks, Inc.
(a)
.............. 2,694,357 51,516,106
Harmonic, Inc.
(a)(b)
.................. 1,983,089 28,933,268
Infinera Corp.
(a)(b)
................... 4,132,747 32,070,117
Inseego Corp.
(a)(b)
................... 1,761,156 1,025,697
NETGEAR, Inc.
(a)
................... 614,556 11,375,431
NetScout Systems, Inc.
(a)
............. 1,467,916 42,055,793
Ondas Holdings, Inc.
(a)(b)
.............. 910,497 983,337
Ribbon Communications, Inc.
(a)(b)
........ 1,557,290 5,325,932
Viavi Solutions, Inc.
(a)
................ 4,809,806 52,090,199
405,524,519
Construction & Engineering — 1.7%
Ameresco, Inc., Class A
(a)(b)
............ 681,901 33,563,167
API Group Corp.
(a)(b)
................. 4,417,236 99,299,465
Arcosa, Inc. ...................... 1,034,991 65,318,282
Argan, Inc. ....................... 278,556 11,273,161
Comfort Systems USA, Inc. ............ 756,489 110,417,135
Concrete Pumping Holdings, Inc.
(a)(b)
...... 531,537 3,614,452
Construction Partners, Inc., Class A
(a)(b)
.... 854,345 23,016,054
Dycom Industries, Inc.
(a)(b)
............. 618,114 57,886,376
EMCOR Group, Inc. ................. 1,010,213 164,250,532
Fluor Corp.
(a)(b)
..................... 3,049,268 94,252,874
Granite Construction, Inc. ............. 949,289 38,996,792
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 1,404,040 7,623,937
IES Holdings, Inc.
(a)
................. 181,436 7,818,077
MYR Group, Inc.
(a)
.................. 350,627 44,182,508
Northwest Pipe Co.
(a)(b)
............... 202,616 6,327,698
Primoris Services Corp. .............. 1,129,444 27,852,089
Sterling Infrastructure, Inc.
(a)(b)
.......... 625,272 23,685,304
Tutor Perini Corp.
(a)
................. 919,123 5,670,989
825,048,892
Construction Materials — 0.2%
(b)
Summit Materials, Inc., Class A
(a)
........ 2,551,914 72,704,028
United States Lime & Minerals, Inc. ....... 43,753 6,680,646
79,384,674

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)(b)
........... 103,639 $ 2,811,726
Bread Financial Holdings, Inc. .......... 642,741 19,487,907
Consumer Portfolio Services, Inc.
(a)(b)
...... 225,548 2,411,108
Curo Group Holdings Corp. ............ 450,726 779,756
Encore Capital Group, Inc.
(a)(b)
.......... 501,519 25,301,634
Enova International, Inc.
(a)(b)
............ 655,263 29,113,335
EZCORP, Inc., Class A, NVS
(a)(b)
......... 1,066,854 9,174,945
FirstCash Holdings, Inc. .............. 806,254 76,892,444
Green Dot Corp., Class A
(a)(b)
........... 1,045,524 17,962,102
LendingClub Corp.
(a)(b)
................ 2,264,862 16,329,655
LendingTree, Inc.
(a)
.................. 227,447 6,063,737
Moneylion, Inc., Class A
(a)(b)
............ 2,858,689 1,623,164
Navient Corp. ..................... 2,195,568 35,107,132
Nelnet, Inc., Class A ................. 311,456 28,619,692
NerdWallet, Inc., Class A
(a)(b)
........... 562,227 9,096,833
Oportun Financial Corp.
(a)(b)
............ 608,858 2,350,192
OppFi, Inc., Class A
(a)(b)
............... 224,217 459,645
PRA Group, Inc.
(a)(b)
................. 825,448 32,159,454
PROG Holdings, Inc.
(a)(b)
.............. 1,073,670 25,542,609
Regional Management Corp. ........... 162,859 4,248,991
Sunlight Financial Holdings, Inc.
(a)(b)
...... 826,072 257,982
World Acceptance Corp.
(a)(b)
............ 85,126 7,090,145
352,884,188
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) ................ 688,877 28,464,398
Boxed, Inc.
(a)(b)
..................... 13,187 2,503
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 733,289 24,968,490
Fresh Market, Inc. (The), NVS
(a)(d)
........ 673,064 7
HF Foods Group, Inc.
(a)(b)
.............. 696,513 2,730,331
Ingles Markets, Inc., Class A ........... 306,076 27,148,941
Natural Grocers by Vitamin Cottage, Inc. ... 180,166 2,116,950
PriceSmart, Inc. .................... 543,305 38,835,441
Rite Aid Corp.
(a)(b)
................... 1,217,237 2,726,611
SpartanNash Co. ................... 755,662 18,740,418
Sprouts Farmers Market, Inc.
(a)(b)
........ 2,270,172 79,524,125
United Natural Foods, Inc.
(a)
............ 1,279,566 33,716,564
Village Super Market, Inc., Class A ....... 172,726 3,951,971
Weis Markets, Inc.
(b)
................. 351,803 29,787,160
292,713,910
Containers & Packaging — 0.3%
Cryptyde, Inc.
(a)(b)
................... 376,151 31,296
Greif, Inc., Class A, NVS .............. 533,037 33,778,555
Greif, Inc., Class B .................. 117,230 8,970,439
Myers Industries, Inc. ................ 780,172 16,719,086
O-I Glass, Inc.
(a)
.................... 3,297,536 74,887,043
Pactiv Evergreen, Inc. ............... 929,948 7,439,584
Ranpak Holdings Corp., Class A
(a)(b)
...... 950,031 4,959,162
TriMas Corp.
(b)
..................... 898,882 25,042,852
171,828,017
Distributors — 0.0%
(b)
Funko, Inc., Class A
(a)
................ 691,042 6,516,526
Weyco Group, Inc. .................. 120,570 3,050,421
9,566,947
Diversified Consumer Services — 1.0%
2U, Inc.
(a)(b)
....................... 1,639,244 11,228,821
Adtalem Global Education, Inc.
(a)(b)
....... 959,698 37,063,537
American Public Education, Inc.
(a)
........ 390,276 2,115,296
Beachbody Co., Inc. (The), Class A
(a)(b)
.... 1,966,514 948,253
Carriage Services, Inc. ............... 286,359 8,739,677
Chegg, Inc.
(a)(b)
.................... 2,659,909 43,356,517
Coursera, Inc.
(a)(b)
................... 2,453,366 28,262,776
Duolingo, Inc., Class A
(a)(b)
............. 514,769 73,400,912
Security
Shares
Shares Value
Diversified Consumer Services (continued)
European Wax Center, Inc., Class A
(b)
..... 517,196 $ 9,826,724
Frontdoor, Inc.
(a)
.................... 1,763,248 49,159,354
Graham Holdings Co., Class B
(b)
......... 78,812 46,959,342
Laureate Education, Inc., Class A ........ 2,874,811 33,807,777
Nerdy, Inc., Class A
(a)(b)
............... 1,221,114 5,104,256
OneSpaWorld Holdings Ltd.
(a)(b)
......... 1,415,763 16,974,998
Perdoceo Education Corp.
(a)(b)
.......... 1,429,861 19,203,033
Rover Group, Inc., Class A
(a)(b)
.......... 2,000,518 9,062,347
Strategic Education, Inc.
(b)
............. 486,195 43,674,897
Stride, Inc.
(a)
...................... 898,119 35,251,171
Udemy, Inc.
(a)(b)
.................... 1,569,560 13,859,215
Universal Technical Institute, Inc.
(a)
....... 689,012 5,084,909
WW International, Inc.
(a)(b)
............. 1,171,358 4,825,995
497,909,807
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. ............. 1,565,160 29,597,176
American Assets Trust, Inc. ............ 1,078,556 20,050,356
Armada Hoffler Properties, Inc. ......... 1,432,077 16,912,829
Broadstone Net Lease, Inc. ............ 3,699,030 62,920,500
CTO Realty Growth, Inc. .............. 438,158 7,562,607
Empire State Realty Trust, Inc., Class A
(b)
... 2,846,614 18,474,525
Essential Properties Realty Trust, Inc. ..... 3,019,527 75,035,246
Gladstone Commercial Corp. ........... 843,856 10,657,901
Global Net Lease, Inc. ............... 2,245,423 28,876,140
One Liberty Properties, Inc. ............ 336,844 7,723,833
Safehold, Inc. ..................... 870,115 25,555,287
303,366,400
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a)(b)
.................... 395,562 13,069,369
ATN International, Inc. ............... 233,139 9,540,048
Bandwidth, Inc., Class A
(a)(b)
............ 499,800 7,596,960
Charge Enterprises, Inc.
(a)(b)
............ 2,675,035 2,942,539
Cogent Communications Holdings, Inc. .... 915,433 58,331,391
Consolidated Communications Holdings, Inc.
(a)
1,605,323 4,141,733
EchoStar Corp., Class A
(a)(b)
............ 736,591 13,472,249
Globalstar, Inc.
(a)(b)
.................. 14,739,205 17,097,478
IDT Corp., Class B
(a)
................. 334,447 11,397,954
Iridium Communications, Inc.
(b)
.......... 2,670,036 165,355,329
Liberty Latin America Ltd., Class A
(a)(b)
..... 903,597 7,508,891
Liberty Latin America Ltd., Class C, NVS
(a)(b)
. 3,031,777 25,042,478
Ooma, Inc.
(a)(b)
..................... 500,059 6,255,738
Radius Global Infrastructure, Inc., Class A
(a)(b)
1,633,212 23,959,220
365,711,377
Electric Utilities — 0.8%
ALLETE, Inc. ..................... 1,231,543 79,274,423
MGE Energy, Inc. ................... 786,833 61,113,319
Otter Tail Corp.
(b)
................... 879,652 63,572,450
PNM Resources, Inc. ................ 1,829,302 89,050,421
Portland General Electric Co. ........... 1,928,816 94,299,814
Via Renewables, Inc. ................ 53,209 977,982
388,288,409
Electrical Equipment — 1.5%
Allied Motion Technologies, Inc.
(b)
........ 283,051 10,939,921
Array Technologies, Inc.
(a)(b)
............ 3,226,934 70,605,316
Atkore, Inc.
(a)(b)
..................... 842,456 118,348,219
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 1,311,042 7,944,914
Blink Charging Co.
(a)(b)
................ 897,599 7,764,231
Bloom Energy Corp., Class A
(a)(b)
........ 3,854,076 76,811,735
Encore Wire Corp.
(b)
................. 378,823 70,207,267
Energy Vault Holdings, Inc.
(a)(b)
.......... 1,791,533 3,833,881
EnerSys
(b)
........................ 874,458 75,972,911
Enovix Corp.
(a)(b)
.................... 2,321,877 34,619,186

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
ESS Tech, Inc.
(a)(b)
.................. 1,710,979 $ 2,378,261
Fluence Energy, Inc., Class A
(a)(b)
........ 786,383 15,924,256
FTC Solar, Inc.
(a)(b)
.................. 920,771 2,071,735
FuelCell Energy, Inc.
(a)(b)
.............. 8,782,995 25,031,536
GrafTech International Ltd.
(b)
........... 4,154,394 20,190,355
Heliogen, Inc.
(a)(b)
................... 2,984,318 716,833
NEXTracker, Inc., Class A
(a)(b)
........... 658,011 23,859,479
NuScale Power Corp., Class A
(a)(b)
........ 689,792 6,270,209
Powell Industries, Inc.
(b)
.............. 198,023 8,433,799
Preformed Line Products Co. ........... 54,372 6,961,791
Shoals Technologies Group, Inc., Class A
(a)(b)
3,486,121 79,448,698
Stem, Inc.
(a)(b)
..................... 3,104,641 17,603,314
SunPower Corp.
(a)(b)
................. 1,755,378 24,294,431
Thermon Group Holdings, Inc.
(a)
......... 703,169 17,522,971
TPI Composites, Inc.
(a)(b)
.............. 783,714 10,227,468
Vicor Corp.
(a)(b)
..................... 472,973 22,201,353
760,184,070
Electronic Equipment, Instruments & Components — 2.6%
908 Devices, Inc.
(a)(b)
................. 479,050 4,119,830
Advanced Energy Industries, Inc.
(b)
....... 802,823 78,676,654
Aeva Technologies, Inc.
(a)(b)
............ 2,200,319 2,618,380
AEye, Inc., Class A
(a)(b)
............... 1,581,446 497,839
Akoustis Technologies, Inc.
(a)(b)
.......... 1,434,847 4,419,329
Arlo Technologies, Inc.
(a)
.............. 1,845,372 11,182,954
Badger Meter, Inc. .................. 626,202 76,283,928
Belden, Inc. ...................... 910,148 78,973,542
Benchmark Electronics, Inc. ........... 759,752 17,998,525
Cepton, Inc.
(a)(b)
.................... 1,223,274 568,088
CTS Corp.
(b)
...................... 677,820 33,524,977
ePlus, Inc.
(a)(b)
..................... 572,634 28,081,971
Evolv Technologies Holdings, Inc., Class A
(a)(b)
1,795,684 5,602,534
Fabrinet
(a)
........................ 789,448 93,754,845
FARO Technologies, Inc.
(a)(b)
........... 402,383 9,902,646
Focus Universal, Inc.
(a)(b)
.............. 561,139 1,402,848
Identiv, Inc.
(a)
...................... 448,063 2,751,107
Insight Enterprises, Inc.
(a)(b)
............ 675,592 96,582,632
Itron, Inc.
(a)(b)
...................... 969,891 53,780,456
Kimball Electronics, Inc.
(a)(b)
............ 506,429 12,204,939
Knowles Corp.
(a)(b)
.................. 1,939,782 32,976,294
Lightwave Logic, Inc.
(a)(b)
.............. 2,410,954 12,609,289
Methode Electronics, Inc. ............. 760,189 33,357,093
MicroVision, Inc.
(a)(b)
................. 3,626,275 9,682,154
Mirion Technologies, Inc., Class A
(a)(b)
..... 2,935,717 25,071,023
Napco Security Technologies, Inc.
(a)(b)
..... 666,777 25,057,480
nLight, Inc.
(a)(b)
..................... 960,678 9,779,702
Novanta, Inc.
(a)(b)
................... 759,595 120,843,969
OSI Systems, Inc.
(a)(b)
................ 344,729 35,286,460
Ouster, Inc., Class A
(a)(b)
.............. 6,266,547 5,243,220
PAR Technology Corp.
(a)(b)
............. 569,508 19,340,492
PC Connection, Inc. ................. 247,937 11,147,248
Plexus Corp.
(a)(b)
.................... 586,810 57,255,052
Rogers Corp.
(a)(b)
................... 408,689 66,792,043
Sanmina Corp.
(a)(b)
.................. 1,218,055 74,289,174
ScanSource, Inc.
(a)(b)
................. 568,567 17,307,180
SmartRent, Inc., Class A
(a)(b)
............ 2,660,819 6,785,088
TTM Technologies, Inc.
(a)(b)
............ 2,175,651 29,349,532
Vishay Intertechnology, Inc. ............ 2,775,083 62,772,377
Vishay Precision Group, Inc.
(a)(b)
......... 265,776 11,098,806
1,278,971,700
Energy Equipment & Services — 2.0%
Archrock, Inc. ..................... 2,883,733 28,174,071
Borr Drilling Ltd.
(a)(b)
................. 4,317,087 32,723,519
Bristow Group, Inc.
(a)(b)
............... 496,785 11,127,984
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Cactus, Inc., Class A ................ 1,333,210 $ 54,968,248
ChampionX Corp.
(b)
................. 4,282,244 116,177,280
Diamond Offshore Drilling, Inc.
(a)(b)
....... 2,174,548 26,181,558
DMC Global, Inc.
(a)
.................. 403,562 8,866,257
Dril-Quip, Inc.
(a)(b)
................... 718,174 20,604,412
Expro Group Holdings NV
(a)(b)
........... 1,840,628 33,793,930
Helix Energy Solutions Group, Inc.
(a)(b)
..... 3,061,093 23,692,860
Helmerich & Payne, Inc. .............. 2,203,117 78,761,433
Liberty Energy, Inc., Class A ........... 2,884,443 36,949,715
Nabors Industries Ltd.
(a)
.............. 194,931 23,764,038
National Energy Services Reunited Corp.
(a)(b)
788,946 4,149,856
Newpark Resources, Inc.
(a)(b)
........... 1,854,056 7,138,116
NexTier Oilfield Solutions, Inc.
(a)(b)
........ 3,763,664 29,921,129
Noble Corp. plc
(a)(b)
.................. 1,804,533 71,224,918
Oceaneering International, Inc.
(a)
........ 2,147,098 37,853,338
Oil States International, Inc.
(a)
........... 1,351,779 11,260,319
Patterson-UTI Energy, Inc. ............ 4,593,355 53,742,253
ProFrac Holding Corp., Class A
(a)(b)
....... 504,075 6,386,630
ProPetro Holding Corp.
(a)(b)
............ 1,892,706 13,608,556
RPC, Inc.
(b)
....................... 1,593,759 12,256,007
Select Energy Services, Inc., Class A ..... 1,565,420 10,895,323
Solaris Oilfield Infrastructure, Inc., Class A .. 655,967 5,601,958
TETRA Technologies, Inc.
(a)(b)
........... 2,632,313 6,975,629
Tidewater, Inc.
(a)(b)
.................. 995,346 43,874,852
US Silica Holdings, Inc.
(a)
............. 1,588,602 18,967,908
Valaris Ltd.
(a)(b)
..................... 1,304,011 84,838,956
Weatherford International plc
(a)(b)
......... 1,512,159 89,746,637
1,004,227,690
Entertainment — 0.4%
(b)
Cinemark Holdings, Inc.
(a)
............. 2,326,769 34,412,914
IMAX Corp.
(a)
..................... 1,014,347 19,455,175
Liberty Media Corp.-Liberty Braves, Class A
(a)
209,765 7,253,674
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(a)
........................ 806,019 27,154,780
Lions Gate Entertainment Corp., Class A
(a)
.. 1,289,478 14,274,522
Lions Gate Entertainment Corp., Class B,
NVS
(a)
........................ 2,444,440 25,373,287
Madison Square Garden Entertainment Corp.
(a)
560,591 33,114,110
Marcus Corp. (The) ................. 519,296 8,308,736
Playstudios, Inc., Class A
(a)
............ 1,656,835 6,113,721
Reservoir Media, Inc.
(a)
............... 396,108 2,582,624
Skillz, Inc., Class A
(a)
................ 6,932,732 4,112,497
Vivid Seats, Inc., Class A
(a)
............ 557,978 4,257,372
186,413,412
Financial Services — 1.9%
Alerus Financial Corp. ............... 338,165 5,427,548
A-Mark Precious Metals, Inc. ........... 397,256 13,764,920
AvidXchange Holdings, Inc.
(a)(b)
.......... 3,150,280 24,572,184
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 600,750 10,441,035
Cannae Holdings, Inc.
(a)
.............. 1,500,065 30,271,312
Cantaloupe, Inc.
(a)(b)
................. 1,260,814 7,186,640
Cass Information Systems, Inc. ......... 299,556 12,973,770
Compass Diversified Holdings .......... 1,327,516 25,329,005
Enact Holdings, Inc. ................. 642,544 14,688,556
Essent Group Ltd. .................. 2,279,256 91,284,203
EVERTEC, Inc. .................... 1,309,534 44,196,773
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 194,373 25,888,540
Finance of America Cos., Inc., Class A
(a)
... 491,571 609,548
Flywire Corp.
(a)
.................... 1,223,244 35,914,444
Home Point Capital, Inc.
(b)
............. 271,725 524,429
I3 Verticals, Inc., Class A
(a)(b)
........... 492,139 12,072,170

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
International Money Express, Inc.
(a)(b)
...... 676,398 $ 17,437,540
Jackson Financial, Inc., Class A ......... 1,603,388 59,982,745
Marqeta, Inc., Class A
(a)(b)
............. 9,316,665 42,577,159
Merchants Bancorp ................. 348,039 9,062,936
MoneyGram International, Inc.
(a)(b)
........ 2,067,452 21,542,850
Mr Cooper Group, Inc.
(a)(b)
............. 1,484,633 60,825,414
NMI Holdings, Inc., Class A
(a)(b)
.......... 1,754,868 39,186,202
Payoneer Global, Inc.
(a)
............... 4,698,674 29,507,673
Paysafe Ltd.
(a)
..................... 611,185 10,555,165
PennyMac Financial Services, Inc.
(b)
...... 572,571 34,130,957
Priority Technology Holdings, Inc.
(a)(b)
...... 259,624 932,050
Radian Group, Inc. .................. 3,459,522 76,455,436
Remitly Global, Inc.
(a)(b)
............... 2,142,194 36,310,188
Repay Holdings Corp., Class A
(a)(b)
....... 1,892,024 12,430,598
StoneCo Ltd., Class A
(a)(b)
............. 5,940,087 56,668,430
SWK Holdings Corp.
(a)(b)
.............. 36,164 645,889
Velocity Financial, Inc.
(a)
.............. 181,657 1,640,363
Walker & Dunlop, Inc. ................ 664,212 50,593,028
Waterstone Financial, Inc. ............. 428,173 6,478,258
922,107,958
Food Products — 1.2%
Alico, Inc. ........................ 140,619 3,402,980
AppHarvest, Inc.
(a)(b)
................. 2,092,046 1,280,960
B&G Foods, Inc.
(b)
.................. 1,517,837 23,572,009
Benson Hill, Inc.
(a)(b)
................. 3,578,696 4,115,500
Beyond Meat, Inc.
(a)(b)
................ 1,313,091 21,311,467
BRC, Inc., Class A
(a)(b)
................ 570,682 2,933,306
Calavo Growers, Inc. ................ 378,630 10,893,185
Cal-Maine Foods, Inc. ................ 812,213 49,455,650
Fresh Del Monte Produce, Inc. .......... 660,074 19,874,828
Hain Celestial Group, Inc. (The)
(a)(b)
....... 1,928,648 33,076,313
Hostess Brands, Inc., Class A
(a)(b)
........ 2,854,553 71,021,279
J & J Snack Foods Corp.
(b)
............ 325,251 48,208,703
John B Sanfilippo & Son, Inc. ........... 191,446 18,554,946
Lancaster Colony Corp. .............. 416,082 84,414,716
Lifecore Biomedical, Inc.
(a)(b)
............ 528,629 1,995,574
Local Bounti Corp.
(a)(b)
................ 1,613,368 1,286,016
Mission Produce, Inc.
(a)(b)
.............. 837,963 9,309,769
Seneca Foods Corp., Class A
(a)(b)
........ 112,338 5,871,907
Simply Good Foods Co. (The)
(a)
......... 1,900,198 75,570,874
Sovos Brands, Inc.
(a)(b)
............... 812,251 13,548,347
SunOpta, Inc.
(a)(b)
................... 2,084,496 16,050,619
Tattooed Chef, Inc., Class A
(a)(b)
......... 1,066,828 1,514,896
Tootsie Roll Industries, Inc.
(b)
........... 343,399 15,422,057
TreeHouse Foods, Inc.
(a)(b)
............. 1,089,193 54,928,003
Utz Brands, Inc., Class A
(b)
............ 1,397,258 23,012,839
Vital Farms, Inc.
(a)
.................. 643,522 9,845,887
Whole Earth Brands, Inc., Class A
(a)(b)
..... 851,624 2,180,157
622,652,787
Gas Utilities — 1.1%
Brookfield Infrastructure Corp., Class A
(b)
... 2,096,601 96,569,442
Chesapeake Utilities Corp. ............ 376,592 48,200,010
New Jersey Resources Corp. ........... 2,068,101 110,022,973
Northwest Natural Holding Co. .......... 751,276 35,730,687
ONE Gas, Inc. ..................... 1,158,515 91,789,143
Southwest Gas Holdings, Inc.
(b)
......... 1,438,657 89,844,130
Spire, Inc. ........................ 1,096,321 76,895,955
549,052,340
Ground Transportation — 0.7%
ArcBest Corp. ..................... 520,180 48,075,035
Bird Global, Inc., Class A
(a)
............ 40,935 11,458
Covenant Logistics Group, Inc., Class A .... 197,929 7,010,645
Daseke, Inc.
(a)
..................... 881,692 6,815,479
Security
Shares
Shares Value
Ground Transportation (continued)
Heartland Express, Inc.
(b)
............. 974,602 $ 15,515,664
Marten Transport Ltd. ................ 1,241,024 25,999,453
PAM Transportation Services, Inc.
(a)(b)
..... 147,606 4,225,960
Saia, Inc.
(a)(b)
...................... 568,655 154,719,652
TuSimple Holdings, Inc., Class A
(a)(b)
...... 3,092,689 4,546,253
Universal Logistics Holdings, Inc. ........ 159,591 4,652,078
Werner Enterprises, Inc. .............. 1,354,471 61,614,886
333,186,563
Health Care Equipment & Supplies — 3.9%
Alphatec Holdings, Inc.
(a)(b)
............. 1,541,472 24,046,963
AngioDynamics, Inc.
(a)
............... 796,178 8,232,480
Artivion, Inc.
(a)(b)
.................... 821,210 10,757,851
AtriCure, Inc.
(a)(b)
................... 979,198 40,587,757
Atrion Corp. ...................... 28,763 18,060,575
Avanos Medical, Inc.
(a)(b)
.............. 996,780 29,644,237
AxoGen, Inc.
(a)(b)
................... 862,424 8,149,907
Axonics, Inc.
(a)(b)
.................... 1,047,300 57,140,688
Bioventus, Inc., Class A
(a)(b)
............ 643,407 688,445
Butterfly Network, Inc., Class A
(a)(b)
....... 2,838,204 5,335,824
Cardiovascular Systems, Inc.
(a)(b)
........ 868,199 17,242,432
Cerus Corp.
(a)(b)
.................... 3,687,869 10,952,971
CONMED Corp.
(b)
.................. 621,892 64,589,703
Cue Health, Inc.
(a)(b)
................. 2,272,771 4,136,443
Cutera, Inc.
(a)(b)
.................... 355,770 8,403,287
Embecta Corp. .................... 1,229,045 34,560,745
Figs, Inc., Class A
(a)(b)
................ 2,739,282 16,956,156
Glaukos Corp.
(a)(b)
................... 980,579 49,127,008
Haemonetics Corp.
(a)(b)
............... 1,071,734 88,685,988
Heska Corp.
(a)(b)
.................... 206,138 20,123,192
Inari Medical, Inc.
(a)(b)
................ 1,032,620 63,753,959
Inogen, Inc.
(a)
..................... 495,771 6,187,222
Inspire Medical Systems, Inc.
(a)(b)
........ 611,984 143,247,095
Integer Holdings Corp.
(a)(b)
............. 704,196 54,575,190
iRadimed Corp. .................... 143,871 5,661,324
iRhythm Technologies, Inc.
(a)(b)
.......... 644,553 79,943,909
Lantheus Holdings, Inc.
(a)(b)
............ 1,459,637 120,507,631
LeMaitre Vascular, Inc.
(b)
.............. 413,710 21,293,654
LivaNova plc
(a)
..................... 1,149,656 50,102,008
Merit Medical Systems, Inc.
(a)
........... 1,198,406 88,622,124
Mesa Laboratories, Inc.
(b)
............. 109,407 19,116,685
Nano-X Imaging Ltd.
(a)(b)
.............. 980,415 5,656,995
Neogen Corp.
(a)(b)
................... 4,648,122 86,083,219
Nevro Corp.
(a)(b)
.................... 751,222 27,156,675
NuVasive, Inc.
(a)(b)
................... 1,118,824 46,218,619
Omnicell, Inc.
(a)
.................... 948,484 55,647,556
OraSure Technologies, Inc.
(a)
........... 1,548,270 9,367,033
Orthofix Medical, Inc.
(a)
............... 737,253 12,348,988
OrthoPediatrics Corp.
(a)(b)
.............. 324,695 14,380,742
Outset Medical, Inc.
(a)(b)
............... 1,044,036 19,210,262
Paragon 28, Inc.
(a)(b)
................. 1,034,128 17,652,565
PROCEPT BioRobotics Corp.
(a)(b)
........ 558,945 15,874,038
Pulmonx Corp.
(a)(b)
.................. 736,798 8,237,402
RxSight, Inc.
(a)(b)
.................... 506,591 8,449,938
Senseonics Holdings, Inc.
(a)(b)
........... 10,264,664 7,287,911
Shockwave Medical, Inc.
(a)(b)
........... 761,459 165,107,155
SI-BONE, Inc.
(a)(b)
................... 726,327 14,286,852
Sight Sciences, Inc.
(a)(b)
............... 459,105 4,012,578
Silk Road Medical, Inc.
(a)(b)
............. 800,543 31,325,248
STAAR Surgical Co.
(a)(b)
............... 1,026,324 65,633,420
Surmodics, Inc.
(a)(b)
.................. 293,150 6,677,957
Tactile Systems Technology, Inc.
(a)
....... 416,195 6,833,922
TransMedics Group, Inc.
(a)(b)
............ 651,769 49,358,466
Treace Medical Concepts, Inc.
(a)
......... 785,130 19,777,425
UFP Technologies, Inc.
(a)(b)
............. 145,066 18,835,369

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Utah Medical Products, Inc. ............ 70,505 $ 6,681,759
Varex Imaging Corp.
(a)(b)
.............. 825,048 15,007,623
Vicarious Surgical, Inc., Class A
(a)(b)
....... 1,130,663 2,566,605
ViewRay, Inc.
(a)(b)
................... 3,179,147 10,999,849
Zimvie, Inc.
(a)(b)
.................... 453,078 3,275,754
Zynex, Inc.
(a)(b)
..................... 460,665 5,527,980
1,929,913,358
Health Care Providers & Services — 2.5%
23andMe Holding Co., Class A
(a)(b)
....... 5,567,342 12,693,540
Accolade, Inc.
(a)(b)
................... 1,422,128 20,450,201
AdaptHealth Corp.
(a)(b)
................ 1,540,549 19,149,024
Addus HomeCare Corp.
(a)(b)
............ 330,882 35,324,962
Agiliti, Inc.
(a)(b)
..................... 596,838 9,537,471
AirSculpt Technologies, Inc.
(b)
........... 282,450 1,423,548
Alignment Healthcare, Inc.
(a)(b)
.......... 2,095,606 13,328,054
AMN Healthcare Services, Inc.
(a)(b)
....... 926,176 76,835,561
Apollo Medical Holdings, Inc.
(a)(b)
......... 831,488 30,324,367
ATI Physical Therapy, Inc., Class A
(a)(b)
..... 2,052,358 521,709
Aveanna Healthcare Holdings, Inc.
(a)(b)
..... 811,443 843,901
Brookdale Senior Living, Inc.
(a)(b)
......... 3,992,984 11,779,303
Cano Health, Inc., Class A
(a)(b)
.......... 3,444,805 3,134,773
CareMax, Inc., Class A
(a)(b)
............. 1,221,768 3,262,121
Castle Biosciences, Inc.
(a)(b)
............ 530,698 12,057,459
Clover Health Investments Corp.
(a)(b)
...... 8,302,397 7,016,356
Community Health Systems, Inc.
(a)
....... 2,693,193 13,196,646
CorVel Corp.
(a)(b)
.................... 186,447 35,477,135
Cross Country Healthcare, Inc.
(a)
........ 762,111 17,010,318
DocGo, Inc.
(a)(b)
.................... 1,767,229 15,286,531
Ensign Group, Inc. (The) .............. 1,149,350 109,808,899
Fulgent Genetics, Inc.
(a)(b)
............. 451,523 14,096,548
GeneDx Holdings Corp., Class A
(a)(b)
...... 5,604,143 2,045,512
HealthEquity, Inc.
(a)(b)
................ 1,775,918 104,264,146
Hims & Hers Health, Inc., Class A
(a)(b)
..... 2,596,984 25,762,081
Innovage Holding Corp.
(a)(b)
............ 417,591 3,332,376
Invitae Corp.
(a)(b)
.................... 5,271,155 7,116,059
Joint Corp. (The)
(a)
.................. 302,555 5,092,001
LifeStance Health Group, Inc.
(a)(b)
........ 1,532,950 11,389,818
ModivCare, Inc.
(a)(b)
.................. 272,341 22,898,431
National HealthCare Corp. ............. 265,660 15,426,876
National Research Corp.
(b)
............. 292,548 12,728,763
NeoGenomics, Inc.
(a)
................ 2,687,775 46,794,163
Oncology Institute, Inc. (The)
(a)(b)
......... 7,944 5,385
OPKO Health, Inc.
(a)(b)
................ 8,658,013 12,640,699
Option Care Health, Inc.
(a)(b)
............ 3,569,546 113,404,476
Owens & Minor, Inc.
(a)
................ 1,586,934 23,089,890
P3 Health Partners, Inc., Class A
(a)(b)
...... 653,660 692,880
Patterson Cos., Inc. ................. 1,880,231 50,333,784
Pediatrix Medical Group, Inc.
(a)
.......... 1,760,557 26,249,905
Pennant Group, Inc. (The)
(a)(b)
.......... 553,889 7,909,535
PetIQ, Inc., Class A
(a)(b)
............... 577,780 6,609,803
Privia Health Group, Inc.
(a)(b)
............ 1,098,034 30,316,719
Progyny, Inc.
(a)(b)
................... 1,611,376 51,757,397
R1 RCM, Inc.
(a)(b)
................... 3,214,893 48,223,395
RadNet, Inc.
(a)
..................... 1,062,611 26,597,153
Select Medical Holdings Corp.
(b)
......... 2,225,527 57,529,873
Surgery Partners, Inc.
(a)(b)
............. 1,100,158 37,922,446
US Physical Therapy, Inc.
(b)
............ 275,488 26,973,030
1,239,665,023
Health Care REITs — 0.6%
CareTrust REIT, Inc. ................. 2,116,908 41,449,059
Community Healthcare Trust, Inc. ........ 507,540 18,575,964
Diversified Healthcare Trust ............ 5,097,303 6,881,359
Global Medical REIT, Inc. ............. 1,320,128 12,026,366
Security
Shares
Shares Value
Health Care REITs (continued)
LTC Properties, Inc. ................. 858,636 $ 30,163,883
National Health Investors, Inc. .......... 898,938 46,367,222
Physicians Realty Trust ............... 4,884,188 72,920,927
Sabra Health Care REIT, Inc. ........... 4,950,500 56,930,750
Universal Health Realty Income Trust ..... 272,286 13,099,679
298,415,209
Health Care Technology — 0.5%
American Well Corp., Class A
(a)(b)
........ 4,976,756 11,745,144
Babylon Holdings Ltd., Class A
(a)(b)
....... 77,915 396,587
Computer Programs & Systems, Inc.
(a)
..... 302,228 9,127,286
Evolent Health, Inc., Class A
(a)(b)
......... 1,754,038 56,918,533
Health Catalyst, Inc.
(a)(b)
............... 1,184,567 13,823,897
HealthStream, Inc.
(a)
................. 526,892 14,278,773
Multiplan Corp., Class A
(a)(b)
............ 8,096,788 8,582,595
NextGen Healthcare, Inc.
(a)
............ 1,208,890 21,046,775
Nutex Health, Inc.
(a)(b)
................ 5,459,578 5,514,174
OptimizeRx Corp.
(a)(b)
................ 364,603 5,334,142
Pear Therapeutics, Inc., Class A
(a)(b)
...... 1,212,773 309,257
Phreesia, Inc.
(a)
.................... 1,067,325 34,463,924
Schrodinger, Inc.
(a)(b)
................. 1,158,462 30,502,305
Sharecare, Inc., Class A
(a)(b)
............ 6,430,718 9,131,620
Simulations Plus, Inc.
(b)
............... 333,934 14,673,060
Veradigm, Inc.
(a)(b)
................... 2,300,208 30,017,714
265,865,786
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc. ............ 4,609,451 71,538,679
Ashford Hospitality Trust, Inc.
(a)(b)
........ 766,417 2,460,199
Braemar Hotels & Resorts, Inc. ......... 1,419,100 5,477,726
Chatham Lodging Trust
(b)
............. 1,075,024 11,277,002
DiamondRock Hospitality Co. ........... 4,460,908 36,267,182
Hersha Hospitality Trust, Class A ........ 679,998 4,569,586
Pebblebrook Hotel Trust
(b)
............. 2,883,940 40,490,518
RLJ Lodging Trust .................. 3,472,604 36,809,602
Ryman Hospitality Properties, Inc. ....... 1,150,868 103,267,386
Service Properties Trust .............. 3,520,619 35,065,365
Summit Hotel Properties, Inc. ........... 2,234,762 15,643,334
Sunstone Hotel Investors, Inc. .......... 4,520,780 44,665,306
Xenia Hotels & Resorts, Inc. ........... 2,501,964 32,750,709
440,282,594
Hotels, Restaurants & Leisure — 2.7%
Accel Entertainment, Inc., Class A
(a)(b)
..... 1,175,135 10,705,480
Bally's Corp.
(a)(b)
.................... 775,591 15,139,536
Biglari Holdings, Inc., Class B, NVS
(a)
..... 17,084 2,890,613
BJ's Restaurants, Inc.
(a)(b)
............. 486,156 14,166,586
Bloomin' Brands, Inc. ................ 1,874,356 48,077,231
Bluegreen Vacations Holding Corp. ....... 211,065 5,778,960
Bowlero Corp.
(a)(b)
................... 632,563 10,721,943
Brinker International, Inc.
(a)(b)
........... 932,863 35,448,794
Century Casinos, Inc.
(a)
............... 557,831 4,088,901
Cheesecake Factory, Inc. (The)
(b)
........ 1,038,821 36,410,676
Chuy's Holdings, Inc.
(a)(b)
.............. 384,270 13,776,079
Cracker Barrel Old Country Store, Inc. ..... 473,363 53,774,037
Dave & Buster's Entertainment, Inc.
(a)
..... 921,146 33,888,961
Denny's Corp.
(a)(b)
................... 1,200,700 13,399,812
Dine Brands Global, Inc. .............. 315,692 21,353,407
El Pollo Loco Holdings, Inc. ............ 418,739 4,015,707
Everi Holdings, Inc.
(a)(b)
............... 1,843,226 31,611,326
F45 Training Holdings, Inc.
(a)(b)
.......... 715,551 830,039
First Watch Restaurant Group, Inc.
(a)(b)
..... 319,880 5,137,273
Full House Resorts, Inc.
(a)(b)
............ 693,599 5,014,721
Golden Entertainment, Inc.
(a)
........... 431,334 18,767,342
Hilton Grand Vacations, Inc.
(a)(b)
......... 1,841,305 81,809,181
Inspirato, Inc., Class A
(a)(b)
............. 569,616 546,205

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Inspired Entertainment, Inc.
(a)(b)
.......... 462,611 $ 5,916,795
International Game Technology plc ....... 2,099,442 56,265,046
Jack in the Box, Inc. ................. 440,437 38,577,877
Krispy Kreme, Inc.
(b)
................. 1,526,326 23,734,369
Kura Sushi USA, Inc., Class A
(a)(b)
........ 99,324 6,539,492
Life Time Group Holdings, Inc.
(a)(b)
........ 904,503 14,435,868
Light & Wonder, Inc., Class A
(a)(b)
........ 2,016,834 121,110,882
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 715,182 6,837,140
Monarch Casino & Resort, Inc. .......... 286,625 21,253,244
NeoGames SA
(a)
................... 284,476 4,324,035
Noodles & Co., Class A
(a)
............. 853,160 4,137,826
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 454,321 3,680,000
Papa John's International, Inc.
(b)
......... 696,485 52,187,621
Portillo's, Inc., Class A
(a)(b)
............. 675,415 14,433,619
RCI Hospitality Holdings, Inc.
(b)
.......... 184,184 14,397,663
Red Rock Resorts, Inc., Class A ......... 1,080,622 48,163,323
Rush Street Interactive, Inc., Class A
(a)(b)
... 1,282,964 3,990,018
Ruth's Hospitality Group, Inc. ........... 670,634 11,011,810
Sabre Corp.
(a)(b)
.................... 6,995,146 30,009,176
SeaWorld Entertainment, Inc.
(a)(b)
........ 850,126 52,121,225
Shake Shack, Inc., Class A
(a)(b)
.......... 804,824 44,659,684
Sonder Holdings, Inc., Class A
(a)(b)
........ 4,007,295 3,033,923
Sweetgreen, Inc., Class A
(a)(b)
........... 1,917,561 15,033,678
Target Hospitality Corp.
(a)
............. 627,041 8,239,319
Texas Roadhouse, Inc. ............... 1,435,183 155,085,875
Vacasa, Inc., Class A
(a)(b)
.............. 2,449,600 2,357,005
Wingstop, Inc.
(b)
.................... 640,952 117,665,968
Xponential Fitness, Inc., Class A
(a)(b)
...... 430,752 13,090,553
1,359,645,844
Household Durables — 1.9%
Aterian, Inc.
(a)(b)
.................... 1,424,441 1,225,162
Beazer Homes USA, Inc.
(a)(b)
........... 631,334 10,025,584
Cavco Industries, Inc.
(a)(b)
.............. 186,588 59,286,471
Century Communities, Inc.
(b)
........... 604,503 38,639,832
Dream Finders Homes, Inc., Class A
(a)(b)
.... 426,791 5,654,981
Ethan Allen Interiors, Inc. ............. 486,886 13,369,890
GoPro, Inc., Class A
(a)(b)
............... 2,806,215 14,115,261
Green Brick Partners, Inc.
(a)
............ 575,479 20,176,294
Helen of Troy Ltd.
(a)(b)
................ 509,315 48,471,509
Hovnanian Enterprises, Inc., Class A
(a)(b)
... 103,428 7,016,556
Installed Building Products, Inc. ......... 508,357 57,967,949
iRobot Corp.
(a)(b)
.................... 576,959 25,178,491
KB Home ........................ 1,630,169 65,500,190
Landsea Homes Corp.
(a)
.............. 223,562 1,354,786
La-Z-Boy, Inc. ..................... 921,679 26,802,425
Legacy Housing Corp.
(a)(b)
............. 170,765 3,886,611
LGI Homes, Inc.
(a)(b)
................. 438,849 50,041,951
Lifetime Brands, Inc. ................. 269,799 1,586,418
Lovesac Co. (The)
(a)(b)
................ 300,857 8,694,767
M/I Homes, Inc.
(a)
................... 569,042 35,900,860
MDC Holdings, Inc. ................. 1,237,818 48,113,986
Meritage Homes Corp. ............... 777,193 90,745,055
Purple Innovation, Inc.
(a)(b)
............. 1,324,330 3,496,231
Skyline Champion Corp.
(a)(b)
............ 1,142,313 85,936,207
Snap One Holdings Corp.
(a)(b)
........... 392,032 3,665,499
Sonos, Inc.
(a)(b)
..................... 2,738,895 53,737,120
Taylor Morrison Home Corp.
(a)(b)
......... 2,239,855 85,696,852
Traeger, Inc.
(a)(b)
.................... 734,812 3,020,077
Tri Pointe Homes, Inc.
(a)
.............. 2,144,933 54,309,704
Tupperware Brands Corp.
(a)(b)
........... 946,877 2,367,192
Universal Electronics, Inc.
(a)(b)
........... 270,762 2,745,527
Vizio Holding Corp., Class A
(a)(b)
......... 1,460,636 13,408,638
Security
Shares
Shares Value
Household Durables (continued)
Vuzix Corp.
(a)(b)
.................... 1,299,681 $ 5,380,679
947,518,755
Household Products — 0.3%
Central Garden & Pet Co.
(a)(b)
........... 204,427 8,393,772
Central Garden & Pet Co., Class A, NVS
(a)(b)
. 861,583 33,662,048
Energizer Holdings, Inc. .............. 1,513,637 52,523,204
WD-40 Co.
(b)
...................... 292,040 51,997,722
146,576,746
Independent Power and Renewable Electricity Producers — 0.5%
Altus Power, Inc., Class A
(a)(b)
........... 1,945,795 10,662,957
Clearway Energy, Inc., Class A .......... 753,056 22,614,272
Clearway Energy, Inc., Class C ......... 1,750,449 54,841,567
Montauk Renewables, Inc.
(a)(b)
.......... 1,380,970 10,868,234
Ormat Technologies, Inc.
(b)
............ 1,118,739 94,835,505
Sunnova Energy International, Inc.
(a)(b)
..... 2,128,294 33,243,952
227,066,487
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A
(b)
...... 542,372 10,749,813
Industrial REITs — 0.8%
Indus Realty Trust, Inc.
(b)
.............. 112,736 7,473,269
Industrial Logistics Properties Trust ....... 1,371,051 4,209,127
Innovative Industrial Properties, Inc. ...... 595,071 45,219,445
LXP Industrial Trust ................. 5,820,575 60,010,128
Plymouth Industrial REIT, Inc. .......... 810,477 17,028,122
STAG Industrial, Inc. ................ 3,864,222 130,687,988
Terreno Realty Corp. ................ 1,711,893 110,588,288
375,216,367
Insurance — 2.2%
Ambac Financial Group, Inc.
(a)
.......... 963,314 14,912,101
American Equity Investment Life Holding Co. 1,522,784 55,566,388
AMERISAFE, Inc. .................. 418,784 20,499,477
Argo Group International Holdings Ltd. .... 685,039 20,064,792
Bright Health Group, Inc.
(a)(b)
........... 4,360,341 960,583
BRP Group, Inc., Class A
(a)(b)
........... 1,307,661 33,293,049
CNO Financial Group, Inc. ............. 2,461,204 54,614,117
Crawford & Co., Class A, NVS .......... 343,482 2,871,509
Donegal Group, Inc., Class A ........... 324,041 4,951,346
eHealth, Inc.
(a)(b)
.................... 542,788 5,080,496
Employers Holdings, Inc. .............. 595,115 24,810,344
Enstar Group Ltd.
(a)(b)
................ 242,096 56,115,432
Genworth Financial, Inc., Class A
(a)
....... 10,932,709 54,882,199
Goosehead Insurance, Inc., Class A
(a)
..... 408,532 21,325,370
Greenlight Capital Re Ltd., Class A
(a)(b)
..... 562,029 5,277,452
HCI Group, Inc. .................... 135,821 7,280,006
Hippo Holdings, Inc.
(a)(b)
............... 374,003 6,070,069
Horace Mann Educators Corp. .......... 897,256 30,040,131
Investors Title Co. .................. 27,217 4,109,767
James River Group Holdings Ltd.
(b)
....... 796,590 16,449,583
Kinsale Capital Group, Inc.
(b)
........... 463,639 139,161,246
Lemonade, Inc.
(a)(b)
.................. 1,019,666 14,540,437
MBIA, Inc.
(a)(b)
..................... 1,036,779 9,600,573
Mercury General Corp. ............... 586,892 18,627,952
National Western Life Group, Inc., Class A
(b)
. 48,481 11,762,460
NI Holdings, Inc.
(a)(b)
................. 186,462 2,424,006
Oscar Health, Inc., Class A
(a)(b)
.......... 2,586,864 16,918,091
Palomar Holdings, Inc.
(a)
.............. 520,188 28,714,378
ProAssurance Corp. ................. 1,159,638 21,430,110
RLI Corp.
(b)
....................... 835,553 111,053,349
Root, Inc., Class A
(a)(b)
................ 153,262 691,212
Safety Insurance Group, Inc. ........... 308,961 23,023,774
Selective Insurance Group, Inc. ......... 1,279,972 122,019,731
Selectquote, Inc.
(a)(b)
................. 2,943,093 6,386,512

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
SiriusPoint Ltd.
(a)(b)
.................. 1,990,728 $ 16,184,619
Skyward Specialty Insurance Group, Inc.
(a)
.. 187,572 4,102,200
Stewart Information Services Corp. ....... 583,144 23,529,860
Tiptree, Inc. ...................... 514,452 7,495,566
Trean Insurance Group, Inc.
(a)(b)
......... 474,579 2,904,423
Trupanion, Inc.
(a)(b)
.................. 836,062 35,858,699
United Fire Group, Inc. ............... 481,383 12,780,719
Universal Insurance Holdings, Inc. ....... 567,068 10,331,979
1,078,716,107
Interactive Media & Services — 0.7%
Arena Group Holdings, Inc. (The)
(a)(b)
...... 227,625 967,406
Bumble, Inc., Class A
(a)(b)
.............. 2,147,487 41,983,371
Cargurus, Inc., Class A
(a)(b)
............. 2,175,120 40,631,242
Cars.com, Inc.
(a)(b)
.................. 1,416,962 27,347,367
DHI Group, Inc.
(a)(b)
.................. 894,806 3,471,847
Eventbrite, Inc., Class A
(a)(b)
............ 1,668,163 14,312,839
EverQuote, Inc., Class A
(a)(b)
............ 424,098 5,894,962
fuboTV, Inc.
(a)(b)
.................... 4,064,788 4,918,393
MediaAlpha, Inc., Class A
(a)(b)
........... 527,735 7,905,470
Outbrain, Inc.
(a)(b)
................... 796,528 3,289,661
QuinStreet, Inc.
(a)(b)
.................. 1,090,568 17,307,314
Shutterstock, Inc.
(b)
.................. 511,329 37,122,485
TrueCar, Inc.
(a)(b)
.................... 1,905,535 4,382,731
Vimeo, Inc.
(a)
...................... 3,254,526 12,464,835
Vinco Ventures, Inc.
(a)(b)
............... 5,076,789 1,631,172
Wejo Group Ltd.
(a)(b)
................. 1,406,500 693,404
Yelp, Inc.
(a)(b)
...................... 1,451,919 44,573,913
Ziff Davis, Inc.
(a)(b)
................... 977,375 76,284,119
ZipRecruiter, Inc., Class A
(a)(b)
........... 1,556,984 24,818,325
370,000,856
IT Services — 0.5%
BigCommerce Holdings, Inc.
(a)(b)
......... 1,406,458 12,573,734
Brightcove, Inc.
(a)
................... 845,322 3,761,683
Cerberus Cyber Sentinel Corp.
(a)(b)
....... 11,070 3,742
Cyxtera Technologies, Inc., Class A
(a)(b)
.... 824,324 251,748
DigitalOcean Holdings, Inc.
(a)(b)
.......... 1,493,979 58,519,157
Edgio, Inc.
(a)(b)
..................... 3,007,611 2,379,321
Fastly, Inc., Class A
(a)(b)
............... 2,434,717 43,240,574
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 1,147,026 13,144,918
Hackett Group, Inc. (The) ............. 503,508 9,304,828
Information Services Group, Inc. ......... 748,655 3,810,654
Perficient, Inc.
(a)(b)
................... 735,862 53,121,878
PFSweb, Inc. ..................... 373,817 1,584,984
Rackspace Technology, Inc.
(a)(b)
......... 1,328,274 2,497,155
Squarespace, Inc., Class A
(a)(b)
.......... 650,353 20,661,715
Tucows, Inc., Class A
(a)(b)
.............. 213,648 4,155,454
Unisys Corp.
(a)(b)
.................... 1,448,137 5,618,772
234,630,317
Leisure Products — 0.5%
Acushnet Holdings Corp.
(b)
............ 707,655 36,047,946
AMMO, Inc.
(a)(b)
.................... 1,918,710 3,779,859
Clarus Corp.
(b)
..................... 642,070 6,067,561
Johnson Outdoors, Inc., Class A ......... 113,881 7,175,642
Latham Group, Inc.
(a)(b)
............... 986,918 2,822,585
Malibu Boats, Inc., Class A
(a)(b)
.......... 431,207 24,341,635
Marine Products Corp. ............... 172,705 2,277,979
MasterCraft Boat Holdings, Inc.
(a)
........ 373,739 11,372,878
Smith & Wesson Brands, Inc. ........... 962,162 11,844,214
Solo Brands, Inc., Class A
(a)(b)
........... 445,072 3,195,617
Sturm Ruger & Co., Inc. .............. 365,339 20,985,072
Topgolf Callaway Brands Corp.
(a)(b)
....... 2,992,796 64,704,250
Security
Shares
Shares Value
Leisure Products (continued)
Vista Outdoor, Inc.
(a)(b)
................ 1,200,250 $ 33,258,927
227,874,165
Life Sciences Tools & Services — 0.7%
(a)
AbCellera Biologics, Inc.
(b)
............. 4,443,271 33,502,263
Adaptive Biotechnologies Corp.
(b)
........ 2,397,472 21,169,678
Akoya Biosciences, Inc.
(b)
............. 337,521 2,760,922
Alpha Teknova, Inc.
(b)
................ 145,510 430,710
BioLife Solutions, Inc.
(b)
............... 720,411 15,668,939
Bionano Genomics, Inc.
(b)
............. 6,480,233 7,193,059
Codexis, Inc.
(b)
..................... 1,325,305 5,486,763
CryoPort, Inc.
(b)
.................... 948,927 22,774,248
Cytek Biosciences, Inc.
(b)
.............. 2,443,667 22,457,300
Inotiv, Inc.
(b)
....................... 451,457 1,954,809
MaxCyte, Inc. ..................... 1,894,872 9,379,616
Medpace Holdings, Inc.
(b)
............. 542,805 102,074,480
NanoString Technologies, Inc.
(b)
......... 998,992 9,890,021
Nautilus Biotechnology, Inc.
(b)
........... 873,242 2,418,880
OmniAb, Inc.
(b)
..................... 1,682,824 6,192,793
OmniAb, Inc., NVS
(d)
................. 261,352 2
Pacific Biosciences of California, Inc.
(b)
.... 5,287,656 61,231,056
PhenomeX, Inc.
(b)
................... 1,319,786 1,530,952
Quanterix Corp.
(b)
................... 729,085 8,216,788
Quantum-Si, Inc., Class A
(b)
............ 1,965,951 3,460,074
Science 37 Holdings, Inc.
(b)
............ 2,013,196 566,916
Seer, Inc., Class A
(b)
................. 1,091,249 4,212,221
Singular Genomics Systems, Inc.
(b)
....... 1,153,469 1,395,697
SomaLogic, Inc., Class A
(b)
............ 3,242,271 8,267,791
352,235,978
Machinery — 4.0%
3D Systems Corp.
(a)(b)
................ 2,737,176 29,342,527
Alamo Group, Inc. .................. 214,799 39,557,384
Albany International Corp., Class A ....... 670,171 59,886,481
Astec Industries, Inc. ................ 490,467 20,231,764
Barnes Group, Inc. .................. 1,050,110 42,298,431
Berkshire Grey, Inc., Class A
(a)(b)
......... 1,060,822 1,463,934
Blue Bird Corp.
(a)(b)
.................. 374,486 7,650,749
Chart Industries, Inc.
(a)(b)
.............. 912,989 114,488,821
CIRCOR International, Inc.
(a)(b)
.......... 403,121 12,545,126
Columbus McKinnon Corp. ............ 600,555 22,316,624
Desktop Metal, Inc., Class A
(a)(b)
......... 5,808,090 13,358,607
Douglas Dynamics, Inc. .............. 475,750 15,171,667
Energy Recovery, Inc.
(a)(b)
............. 1,176,143 27,110,096
Enerpac Tool Group Corp., Class A
(b)
...... 1,222,756 31,180,278
EnPro Industries, Inc. ................ 446,539 46,390,937
ESCO Technologies, Inc. ............. 552,373 52,724,003
Evoqua Water Technologies Corp.
(a)(b)
..... 2,511,667 124,880,083
Federal Signal Corp. ................ 1,275,692 69,155,263
Franklin Electric Co., Inc. ............. 983,180 92,517,238
Gorman-Rupp Co. (The) .............. 471,511 11,787,775
Greenbrier Cos., Inc. (The) ............ 687,226 22,108,060
Helios Technologies, Inc.
(b)
............ 695,794 45,504,928
Hillenbrand, Inc. ................... 1,479,114 70,302,288
Hillman Solutions Corp.
(a)(b)
............ 2,872,180 24,183,756
Hydrofarm Holdings Group, Inc.
(a)(b)
....... 930,426 1,609,637
Hyliion Holdings Corp., Class A
(a)(b)
....... 2,919,421 5,780,454
Hyster-Yale Materials Handling, Inc. ...... 232,086 11,578,771
Hyzon Motors, Inc., Class A
(a)(b)
......... 1,928,630 1,572,026
John Bean Technologies Corp.
(b)
......... 676,035 73,883,865
Kadant, Inc.
(b)
..................... 248,136 51,741,319
Kennametal, Inc. ................... 1,749,494 48,251,044
Lightning eMotors, Inc.
(a)(b)
............. 756,113 216,626
Lindsay Corp. ..................... 235,660 35,615,296
Luxfer Holdings plc ................. 571,620 9,660,378

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Manitowoc Co., Inc. (The)
(a)
............ 746,951 $ 12,765,393
Markforged Holding Corp.
(a)(b)
........... 2,343,757 2,247,194
Microvast Holdings, Inc.
(a)(b)
............ 3,790,065 4,699,681
Miller Industries, Inc. ................ 230,988 8,165,426
Mueller Industries, Inc. ............... 1,195,894 87,874,291
Mueller Water Products, Inc., Class A ..... 3,331,220 46,437,207
Nikola Corp.
(a)(b)
.................... 7,332,754 8,872,632
Omega Flex, Inc.
(b)
.................. 68,917 7,680,110
Proterra, Inc.
(a)(b)
................... 4,785,381 7,273,779
Proto Labs, Inc.
(a)(b)
.................. 580,611 19,247,255
RBC Bearings, Inc.
(a)(b)
............... 609,495 141,847,771
REV Group, Inc. ................... 695,395 8,337,786
Sarcos Technology & Robotics Corp.
(a)(b)
... 2,161,958 1,026,281
Shyft Group, Inc. (The)
(b)
.............. 737,889 16,786,975
SPX Technologies, Inc.
(a)(b)
............. 937,535 66,171,220
Standex International Corp. ............ 255,261 31,254,157
Tennant Co. ...................... 393,923 26,995,543
Terex Corp. ....................... 1,429,383 69,153,550
Titan International, Inc.
(a)
.............. 1,096,130 11,487,442
Trinity Industries, Inc. ................ 1,754,465 42,738,767
Velo3D, Inc.
(a)(b)
.................... 1,221,663 2,773,175
Wabash National Corp.
(b)
.............. 1,019,755 25,075,775
Watts Water Technologies, Inc., Class A .... 585,349 98,525,944
Xos, Inc.
(a)(b)
...................... 984,769 517,004
1,984,020,594
Marine Transportation — 0.2%
Costamare, Inc. .................... 1,132,205 10,654,049
Eagle Bulk Shipping, Inc. ............. 287,718 13,091,169
Eneti, Inc. ........................ 498,560 4,661,536
Genco Shipping & Trading Ltd. .......... 787,182 12,327,270
Golden Ocean Group Ltd.
(b)
............ 2,639,756 25,130,477
Matson, Inc. ...................... 802,738 47,899,377
Safe Bulkers, Inc. .................. 1,561,776 5,762,953
119,526,831
Media — 0.7%
AdTheorent Holding Co., Inc.
(a)(b)
......... 711,626 1,202,648
Advantage Solutions, Inc., Class A
(a)(b)
..... 1,713,625 2,707,527
AMC Networks, Inc., Class A
(a)
.......... 652,075 11,463,478
Audacy, Inc., Class A
(a)
............... 30,874 4,159
Boston Omaha Corp., Class A
(a)(b)
........ 466,143 11,033,605
Cardlytics, Inc.
(a)(b)
.................. 728,442 2,473,061
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 7,971,596 9,565,915
Cumulus Media, Inc., Class A
(a)(b)
........ 347,392 1,281,876
Daily Journal Corp.
(a)(b)
............... 25,406 7,239,694
Entravision Communications Corp., Class A . 1,277,400 7,728,270
EW Scripps Co. (The), Class A, NVS
(a)(b)
... 1,271,824 11,967,864
Gambling.com Group Ltd.
(a)
............ 173,871 1,723,062
Gannett Co., Inc.
(a)(b)
................. 3,118,962 5,832,459
Gray Television, Inc. ................. 1,781,051 15,530,765
iHeartMedia, Inc., Class A
(a)(b)
........... 2,607,574 10,169,539
Innovid Corp.
(a)(b)
................... 1,527,955 2,154,416
Integral Ad Science Holding Corp.
(a)(b)
..... 826,040 11,787,591
John Wiley & Sons, Inc., Class A ........ 923,100 35,788,587
Magnite, Inc.
(a)(b)
.................... 2,840,419 26,302,280
PubMatic, Inc., Class A
(a)(b)
............. 928,962 12,838,255
Quotient Technology, Inc.
(a)(b)
........... 2,003,021 6,569,909
Scholastic Corp., NVS ............... 636,097 21,767,239
Sinclair Broadcast Group, Inc., Class A .... 877,596 15,059,547
Stagwell, Inc., Class A
(a)(b)
............. 1,655,913 12,286,874
TechTarget, Inc.
(a)(b)
................. 580,391 20,963,723
TEGNA, Inc. ...................... 4,776,959 80,778,377
Thryv Holdings, Inc.
(a)(b)
............... 552,736 12,746,092
Urban One, Inc., Class A
(a)(b)
........... 213,933 1,615,194
Security
Shares
Shares Value
Media (continued)
Urban One, Inc., Class D, NVS
(a)(b)
....... 151,321 $ 832,266
WideOpenWest, Inc.
(a)(b)
.............. 1,149,207 12,216,070
373,630,342
Metals & Mining — 1.8%
5E Advanced Materials, Inc.
(a)(b)
......... 820,987 4,449,750
Alpha Metallurgical Resources, Inc. ...... 326,691 50,963,796
Arconic Corp.
(a)(b)
................... 2,236,552 58,664,759
ATI, Inc.
(a)(b)
....................... 2,649,970 104,567,816
Carpenter Technology Corp. ........... 1,023,890 45,829,316
Century Aluminum Co.
(a)(b)
............. 1,121,970 11,219,700
Coeur Mining, Inc.
(a)(b)
................ 5,989,097 23,896,497
Commercial Metals Co. ............... 2,501,526 122,324,621
Compass Minerals International, Inc. ...... 732,871 25,130,147
Constellium SE, Class A
(a)(b)
............ 2,702,834 41,299,304
Dakota Gold Corp.
(a)(b)
................ 1,072,839 3,883,677
Haynes International, Inc. ............. 262,031 13,125,133
Hecla Mining Co.
(b)
.................. 11,827,798 74,869,961
Hycroft Mining Holding Corp., Class A
(a)(b)
... 3,010,608 1,301,787
Ivanhoe Electric, Inc.
(a)(b)
.............. 972,052 11,810,432
Kaiser Aluminum Corp. ............... 341,216 25,464,950
Materion Corp. .................... 437,502 50,750,232
Novagold Resources, Inc.
(a)(b)
........... 5,132,387 31,923,447
Olympic Steel, Inc.
(b)
................. 203,888 10,644,993
Piedmont Lithium, Inc.
(a)(b)
............. 371,764 22,324,428
PolyMet Mining Corp.
(a)(b)
.............. 607,947 1,307,086
Ramaco Resources, Inc. .............. 486,530 4,286,329
Ryerson Holding Corp. ............... 415,919 15,131,133
Schnitzer Steel Industries, Inc., Class A .... 548,492 17,058,101
SunCoke Energy, Inc. ................ 1,825,176 16,390,080
TimkenSteel Corp.
(a)(b)
................ 949,973 17,422,505
Tredegar Corp. .................... 560,054 5,113,293
Warrior Met Coal, Inc. ................ 1,103,408 40,506,108
Worthington Industries, Inc. ............ 669,948 43,312,138
894,971,519
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AFC Gamma, Inc. .................. 367,857 4,473,141
Angel Oak Mortgage REIT, Inc. ......... 264,770 1,932,821
Apollo Commercial Real Estate Finance, Inc. 3,006,794 27,993,252
Arbor Realty Trust, Inc. ............... 3,527,639 40,532,572
Ares Commercial Real Estate Corp. ...... 1,099,043 9,990,301
ARMOUR Residential REIT, Inc. ......... 3,417,403 17,941,366
Blackstone Mortgage Trust, Inc., Class A ... 3,678,565 65,662,385
BrightSpire Capital, Inc., Class A ........ 2,009,876 11,858,268
Broadmark Realty Capital, Inc. .......... 2,779,344 13,062,917
Chicago Atlantic Real Estate Finance, Inc. .. 91,836 1,240,704
Chimera Investment Corp. ............. 5,029,198 28,364,677
Claros Mortgage Trust, Inc. ............ 1,963,310 22,872,561
Dynex Capital, Inc. .................. 1,075,746 13,038,042
Ellington Financial, Inc. ............... 1,309,313 15,986,712
Franklin BSP Realty Trust, Inc. .......... 1,769,953 21,115,539
Granite Point Mortgage Trust, Inc. ....... 1,132,204 5,615,732
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 1,869,392 53,464,611
Invesco Mortgage Capital, Inc. .......... 765,300 8,487,177
KKR Real Estate Finance Trust, Inc. ...... 1,206,115 13,737,650
Ladder Capital Corp., Class A .......... 2,415,739 22,828,734
MFA Financial, Inc. .................. 2,200,953 21,833,454
New York Mortgage Trust, Inc.
(b)
......... 1,998,351 19,903,576
Nexpoint Real Estate Finance, Inc. ....... 139,033 2,178,647
Orchid Island Capital, Inc.
(b)
............ 789,818 8,474,747
PennyMac Mortgage Investment Trust ..... 1,890,227 23,306,499
Ready Capital Corp. ................. 1,542,904 15,691,334
Redwood Trust, Inc.
(b)
................ 2,427,261 16,359,739

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
TPG RE Finance Trust, Inc. ............ 1,472,481 $ 10,690,212
Two Harbors Investment Corp. .......... 2,058,404 30,279,123
548,916,493
Multi-Utilities — 0.5%
Avista Corp. ...................... 1,553,286 65,936,991
Black Hills Corp. ................... 1,403,751 88,576,688
NorthWestern Corp. ................. 1,252,664 72,479,139
Unitil Corp. ....................... 339,969 19,391,832
246,384,650
Office REITs — 0.4%
Brandywine Realty Trust .............. 3,833,455 18,132,242
City Office REIT, Inc. ................ 873,110 6,024,459
Corporate Office Properties Trust ........ 2,417,727 57,324,307
Easterly Government Properties, Inc.
(b)
.... 1,940,104 26,657,029
Equity Commonwealth ............... 2,267,551 46,960,981
Franklin Street Properties Corp. ......... 2,186,514 3,432,827
Office Properties Income Trust .......... 1,016,558 12,503,663
Orion Office REIT, Inc. ............... 1,203,975 8,066,633
Paramount Group, Inc. ............... 4,089,166 18,646,597
Piedmont Office Realty Trust, Inc., Class A .. 2,719,950 19,855,635
Postal Realty Trust, Inc., Class A ........ 362,978 5,524,525
223,128,898
Oil, Gas & Consumable Fuels — 4.4%
Aemetis, Inc.
(a)(b)
................... 743,713 1,725,414
Alto Ingredients, Inc.
(a)(b)
.............. 1,817,514 2,726,271
Amplify Energy Corp.
(a)(b)
.............. 770,919 5,296,214
Arch Resources, Inc., Class A .......... 317,151 41,692,670
Ardmore Shipping Corp. .............. 876,658 13,035,904
Battalion Oil Corp.
(a)(b)
................ 365 2,398
Berry Corp. ....................... 1,643,795 12,903,791
California Resources Corp.
(b)
........... 1,592,125 61,296,813
Callon Petroleum Co.
(a)(b)
.............. 1,063,051 35,548,425
Centrus Energy Corp., Class A
(a)(b)
....... 237,650 7,652,330
Chord Energy Corp. ................. 890,919 119,917,697
Civitas Resources, Inc. ............... 1,578,429 107,869,838
Clean Energy Fuels Corp.
(a)(b)
........... 3,636,459 15,854,961
CNX Resources Corp.
(a)(b)
............. 3,605,439 57,759,133
Comstock Resources, Inc.
(b)
............ 1,978,744 21,350,648
CONSOL Energy, Inc. ................ 733,797 42,758,351
Crescent Energy Co, Class A ........... 859,968 9,726,238
CVR Energy, Inc. ................... 661,923 21,697,836
Delek US Holdings, Inc. .............. 1,527,953 35,066,521
Denbury, Inc.
(a)(b)
................... 1,074,200 94,132,146
DHT Holdings, Inc. .................. 2,930,946 31,683,526
Dorian LPG Ltd. .................... 659,551 13,151,447
Earthstone Energy, Inc., Class A
(a)(b)
...... 940,984 12,242,202
Empire Petroleum Corp.
(a)(b)
............ 207,373 2,573,499
Energy Fuels, Inc.
(a)(b)
................ 3,347,829 18,680,886
Equitrans Midstream Corp. ............ 8,824,862 51,007,702
Excelerate Energy, Inc., Class A ......... 400,418 8,865,255
FLEX LNG Ltd.
(b)
................... 619,636 20,807,377
Frontline plc ...................... 2,661,567 44,075,550
Gevo, Inc.
(a)(b)
..................... 4,686,492 7,217,198
Golar LNG Ltd.
(a)(b)
.................. 2,236,686 48,312,418
Green Plains, Inc.
(a)(b)
................ 800,530 24,808,425
Gulfport Energy Corp.
(a)(b)
............. 235,027 18,802,160
HighPeak Energy, Inc.
(b)
.............. 148,124 3,406,852
International Seaways, Inc. ............ 1,045,665 43,583,317
Kinetik Holdings, Inc., Class A .......... 359,038 11,237,889
Kosmos Energy Ltd.
(a)(b)
............... 9,671,389 71,955,134
Magnolia Oil & Gas Corp., Class A
(b)
...... 3,756,425 82,190,579
Matador Resources Co. .............. 2,413,297 114,993,602
Murphy Oil Corp. ................... 3,168,544 117,172,757
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
NACCO Industries, Inc., Class A ......... 80,119 $ 2,889,892
NextDecade Corp.
(a)(b)
................ 817,285 4,061,906
Nordic American Tankers Ltd. .......... 4,403,798 17,439,040
Northern Oil and Gas, Inc. ............. 1,419,688 43,087,531
Par Pacific Holdings, Inc.
(a)(b)
........... 1,081,590 31,582,428
PBF Energy, Inc., Class A ............. 2,535,056 109,920,028
Peabody Energy Corp.
(a)(b)
............. 2,524,164 64,618,598
Permian Resources Corp., Class A ....... 5,048,496 53,009,208
Petrocorp, Inc., NVS
(a)(d)
.............. 26,106 —
Ranger Oil Corp., Class A
(b)
............ 413,279 16,878,314
REX American Resources Corp.
(a)(b)
...... 365,940 10,462,225
Riley Exploration Permian, Inc. .......... 228,836 8,709,498
Ring Energy, Inc.
(a)(b)
................. 2,085,589 3,962,619
SandRidge Energy, Inc.
(a)(b)
............ 483,005 6,960,102
Scorpio Tankers, Inc. ................ 1,008,372 56,781,427
SFL Corp. Ltd. ..................... 2,446,282 23,239,679
SilverBow Resources, Inc.
(a)(b)
.......... 253,277 5,787,379
Sitio Royalties Corp., Class A ........... 1,529,160 34,559,016
SM Energy Co. .................... 2,601,893 73,269,307
Talos Energy, Inc.
(a)(b)
................ 1,506,977 22,363,539
Teekay Corp.
(a)(b)
................... 1,495,794 9,244,007
Teekay Tankers Ltd., Class A
(a)
.......... 491,464 21,098,550
Tellurian, Inc.
(a)(b)
................... 11,000,594 13,530,731
Uranium Energy Corp.
(a)(b)
............. 7,676,107 22,107,188
Ur-Energy, Inc.
(a)(b)
.................. 4,332,925 4,592,901
VAALCO Energy, Inc. ................ 2,299,456 10,416,536
Vertex Energy, Inc.
(a)(b)
............... 1,152,187 11,383,608
Vital Energy, Inc.
(a)(b)
................. 359,354 16,364,981
W&T Offshore, Inc.
(a)(b)
............... 2,015,950 10,241,026
World Fuel Services Corp. ............. 1,320,141 33,729,603
2,197,072,241
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............. 359,416 12,011,683
Glatfelter Corp. .................... 992,625 3,166,474
Sylvamo Corp. .................... 733,568 33,934,855
49,113,012
Passenger Airlines — 0.3%
Allegiant Travel Co.
(a)(b)
............... 337,143 31,010,413
Blade Air Mobility, Inc., Class A
(a)(b)
....... 1,221,136 4,127,440
Frontier Group Holdings, Inc.
(a)(b)
......... 803,689 7,908,300
Hawaiian Holdings, Inc.
(a)(b)
............ 1,087,112 9,957,946
Joby Aviation, Inc., Class A
(a)(b)
.......... 5,552,055 24,095,919
SkyWest, Inc.
(a)
.................... 1,072,158 23,769,743
Spirit Airlines, Inc. .................. 2,335,829 40,106,184
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 711,207 14,579,743
Wheels Up Experience, Inc., Class A
(a)(b)
... 3,459,797 2,189,359
157,745,047
Personal Care Products — 0.9%
Beauty Health Co. (The), Class A
(a)(b)
...... 1,867,790 23,590,188
BellRing Brands, Inc.
(a)(b)
.............. 2,858,075 97,174,550
Edgewell Personal Care Co. ........... 1,104,257 46,842,582
elf Beauty, Inc.
(a)
................... 1,049,219 86,403,185
Herbalife Nutrition Ltd.
(a)(b)
............. 2,095,626 33,739,579
Honest Co., Inc. (The)
(a)(b)
............. 1,478,535 2,661,363
Inter Parfums, Inc. .................. 383,158 54,500,394
Medifast, Inc. ..................... 233,731 24,230,893
Nature's Sunshine Products, Inc.
(a)
....... 254,901 2,602,539
Nu Skin Enterprises, Inc., Class A ........ 1,058,440 41,607,276
Thorne HealthTech, Inc.
(a)(b)
............ 247,028 1,141,269
USANA Health Sciences, Inc.
(a)(b)
........ 243,617 15,323,509
Veru, Inc.
(a)(b)
...................... 1,457,246 1,690,405
431,507,732

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc.
(a)(b)
........... 1,379,706 $ 11,161,822
Amneal Pharmaceuticals, Inc., Class A
(a)(b)
.. 2,212,525 3,075,410
Amphastar Pharmaceuticals, Inc.
(a)
....... 820,140 30,755,250
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 1,077,009 31,599,444
AN2 Therapeutics, Inc.
(a)(b)
............. 203,131 2,004,903
ANI Pharmaceuticals, Inc.
(a)(b)
........... 269,942 10,722,096
Arvinas, Inc.
(a)(b)
.................... 1,044,927 28,547,406
Atea Pharmaceuticals, Inc.
(a)(b)
.......... 1,634,637 5,476,034
Athira Pharma, Inc.
(a)(b)
............... 756,442 1,891,105
Axsome Therapeutics, Inc.
(a)(b)
.......... 687,671 42,415,547
Cara Therapeutics, Inc.
(a)(b)
............ 956,376 4,695,806
Cassava Sciences, Inc.
(a)(b)
............ 816,907 19,703,797
Collegium Pharmaceutical, Inc.
(a)(b)
....... 717,271 17,207,331
Corcept Therapeutics, Inc.
(a)(b)
.......... 1,847,495 40,016,742
DICE Therapeutics, Inc.
(a)(b)
............ 762,106 21,834,337
Edgewise Therapeutics, Inc.
(a)(b)
......... 796,768 5,314,443
Esperion Therapeutics, Inc.
(a)(b)
.......... 1,573,793 2,502,331
Evolus, Inc.
(a)(b)
.................... 757,929 6,412,079
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 508,251 1,494,258
Fulcrum Therapeutics, Inc.
(a)(b)
.......... 1,095,920 3,123,372
Harmony Biosciences Holdings, Inc.
(a)
..... 560,516 18,300,847
Innoviva, Inc.
(a)(b)
................... 1,359,409 15,293,351
Intra-Cellular Therapies, Inc.
(a)(b)
......... 1,960,506 106,161,400
Ligand Pharmaceuticals, Inc.
(a)(b)
......... 323,787 23,817,772
Liquidia Corp.
(a)(b)
................... 1,029,774 7,115,738
Nektar Therapeutics
(a)(b)
............... 3,929,652 2,762,152
NGM Biopharmaceuticals, Inc.
(a)(b)
........ 860,385 3,510,371
Nuvation Bio, Inc., Class A
(a)
........... 2,573,438 4,271,907
Ocular Therapeutix, Inc.
(a)(b)
............ 1,663,797 8,768,210
Pacira BioSciences, Inc.
(a)(b)
............ 966,126 39,427,602
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 522,187 3,728,415
Phibro Animal Health Corp., Class A ...... 443,397 6,792,842
Prestige Consumer Healthcare, Inc.
(a)(b)
.... 1,062,920 66,570,680
Provention Bio, Inc.
(a)
................ 1,346,929 32,460,989
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 592,191 53,842,006
Relmada Therapeutics, Inc.
(a)(b)
.......... 582,117 1,315,584
Revance Therapeutics, Inc.
(a)(b)
.......... 1,722,596 55,484,817
Scilex Holding Co.(Acquired 01/06/23, cost
$14,991,359)
(a)(b)(e)
................ 1,430,473 11,596,290
SIGA Technologies, Inc. .............. 1,001,998 5,761,488
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 1,061,160 38,445,827
Tarsus Pharmaceuticals, Inc.
(a)
.......... 375,084 4,714,806
Theravance Biopharma, Inc.
(a)(b)
......... 1,394,582 15,131,215
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 353,932 3,142,916
Third Harmonic Bio, Inc.
(a)(b)
............ 234,072 964,377
Ventyx Biosciences, Inc.
(a)
............. 533,794 17,882,099
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 2,849,559 4,644,781
841,861,995
Professional Services — 2.4%
Alight, Inc., Class A
(a)
................ 8,247,533 75,959,779
ASGN, Inc.
(a)(b)
..................... 1,054,532 87,178,160
Atlas Technical Consultants, Inc.
(a)(b)
...... 409,993 4,997,815
Barrett Business Services, Inc. .......... 146,164 12,955,977
CBIZ, Inc.
(a)(b)
...................... 1,016,168 50,290,154
Conduent, Inc.
(a)
................... 3,736,960 12,817,773
CRA International, Inc. ............... 149,095 16,075,423
CSG Systems International, Inc. ......... 673,739 36,179,784
ExlService Holdings, Inc.
(a)(b)
........... 692,986 112,145,924
Exponent, Inc. ..................... 1,087,336 108,396,526
First Advantage Corp.
(a)(b)
............. 1,258,143 17,563,676
Forrester Research, Inc.
(a)
............. 242,489 7,844,519
Franklin Covey Co.
(a)(b)
............... 260,231 10,011,087
Heidrick & Struggles International, Inc. .... 414,803 12,593,419
HireRight Holdings Corp.
(a)(b)
........... 458,412 4,863,751
Security
Shares
Shares Value
Professional Services (continued)
Huron Consulting Group, Inc.
(a)
.......... 422,249 $ 33,936,152
IBEX Holdings Ltd.
(a)
................. 189,035 4,612,454
ICF International, Inc.
(b)
............... 393,688 43,187,574
Insperity, Inc. ...................... 766,762 93,199,921
Kelly Services, Inc., Class A, NVS ....... 720,253 11,948,997
Kforce, Inc. ....................... 425,952 26,937,204
Korn Ferry ....................... 1,126,755 58,298,304
Legalzoom.com, Inc.
(a)(b)
.............. 2,049,091 19,220,474
Maximus, Inc. ..................... 1,296,691 102,049,582
NV5 Global, Inc.
(a)
.................. 289,768 30,127,179
Planet Labs PBC
(a)(b)
................. 4,153,903 16,324,839
Red Violet, Inc.
(a)(b)
.................. 203,320 3,578,432
Resources Connection, Inc. ............ 696,106 11,875,568
Skillsoft Corp., Class A
(a)(b)
............. 1,776,547 3,553,094
Spire Global, Inc., Class A
(a)(b)
.......... 2,719,673 1,816,742
Sterling Check Corp.
(a)(b)
.............. 512,848 5,718,255
TriNet Group, Inc.
(a)(b)
................ 802,166 64,662,601
TrueBlue, Inc.
(a)
.................... 698,952 12,441,346
TTEC Holdings, Inc. ................. 412,107 15,342,744
Upwork, Inc.
(a)(b)
.................... 2,615,799 29,610,845
Verra Mobility Corp., Class A
(a)(b)
......... 2,998,716 50,738,275
Willdan Group, Inc.
(a)(b)
............... 230,999 3,608,204
1,212,662,553
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.
(a)
........ 17,080 449,546
Anywhere Real Estate, Inc.
(a)(b)
.......... 2,326,443 12,283,619
Compass, Inc., Class A
(a)(b)
............ 5,961,433 19,255,429
Cushman & Wakefield plc
(a)(b)
........... 3,542,516 37,338,119
DigitalBridge Group, Inc., Class A
(b)
....... 3,393,043 40,682,586
Doma Holdings, Inc.
(a)(b)
............... 2,613,972 1,065,194
Douglas Elliman, Inc. ................ 1,603,529 4,986,975
eXp World Holdings, Inc.
(b)
............. 1,502,573 19,067,651
Forestar Group, Inc.
(a)(b)
............... 376,381 5,856,488
FRP Holdings, Inc.
(a)
................. 143,976 8,333,331
Kennedy-Wilson Holdings, Inc. .......... 2,530,317 41,977,959
Marcus & Millichap, Inc.
(b)
............. 547,771 17,588,927
Newmark Group, Inc., Class A .......... 2,934,522 20,776,416
Offerpad Solutions, Inc., Class A
(a)(b)
...... 1,329,982 700,900
RE/MAX Holdings, Inc., Class A ......... 398,024 7,466,930
Redfin Corp.
(a)(b)
.................... 2,287,001 20,720,229
RMR Group, Inc. (The), Class A ......... 326,559 8,568,908
St. Joe Co. (The)
(b)
.................. 741,693 30,861,846
Stratus Properties, Inc. ............... 120,457 2,409,140
Tejon Ranch Co.
(a)(b)
................. 425,639 7,776,424
Transcontinental Realty Investors, Inc.
(a)
... 13,157 557,725
308,724,342
Residential REITs — 0.5%
Apartment Investment and Management Co.,
Class A ....................... 3,199,752 24,606,093
Bluerock Homes Trust, Inc., Class A
(a)(b)
.... 74,283 1,472,289
BRT Apartments Corp. ............... 245,593 4,843,094
Centerspace ...................... 319,610 17,460,294
Clipper Realty, Inc. .................. 255,917 1,468,963
Elme Communities .................. 1,925,424 34,388,073
Independence Realty Trust, Inc. ......... 4,811,025 77,120,731
NexPoint Residential Trust, Inc. ......... 485,984 21,222,921
UMH Properties, Inc. ................ 1,129,797 16,709,698
Veris Residential, Inc.
(a)
............... 1,845,102 27,012,293
226,304,449
Retail REITs — 1.5%
Acadia Realty Trust ................. 2,009,684 28,035,092
Agree Realty Corp.
(b)
................ 1,875,679 128,690,336
Alexander's, Inc. ................... 45,602 8,835,388

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
CBL & Associates Properties, Inc.
(b)
....... 573,186 $ 14,696,489
Getty Realty Corp. .................. 930,208 33,515,394
InvenTrust Properties Corp. ............ 1,448,766 33,901,125
Kite Realty Group Trust ............... 4,667,297 97,639,853
Macerich Co. (The)
(b)
................ 4,661,022 49,406,833
Necessity Retail REIT, Inc. (The), Class A .. 2,874,394 18,051,194
NETSTREIT Corp. .................. 1,174,544 21,470,664
Phillips Edison & Co., Inc.
(b)
............ 2,511,973 81,940,559
Retail Opportunity Investments Corp. ..... 2,613,334 36,482,143
RPT Realty ....................... 1,884,238 17,919,103
Saul Centers, Inc.
(b)
................. 245,540 9,576,060
SITE Centers Corp. ................. 4,152,622 50,994,198
Tanger Factory Outlet Centers, Inc. ....... 2,177,679 42,747,839
Urban Edge Properties ............... 2,496,156 37,592,109
Urstadt Biddle Properties, Inc., Class A .... 626,713 11,011,348
Whitestone REIT ................... 967,586 8,901,791
731,407,518
Semiconductors & Semiconductor Equipment — 3.0%
ACM Research, Inc., Class A
(a)
.......... 1,027,507 12,021,832
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 477,548 12,869,919
Ambarella, Inc.
(a)
................... 793,148 61,405,518
Amkor Technology, Inc. ............... 2,170,603 56,479,090
Atomera, Inc.
(a)(b)
................... 425,800 2,712,346
Axcelis Technologies, Inc.
(a)(b)
........... 698,093 93,020,892
AXT, Inc.
(a)(b)
...................... 873,682 3,477,254
CEVA, Inc.
(a)(b)
..................... 491,784 14,964,987
Cohu, Inc.
(a)(b)
..................... 1,007,395 38,673,894
Credo Technology Group Holding Ltd.
(a)(b)
... 2,106,719 19,845,293
Diodes, Inc.
(a)(b)
.................... 953,117 88,411,133
FormFactor, Inc.
(a)
.................. 1,649,658 52,541,607
Ichor Holdings Ltd.
(a)(b)
................ 603,742 19,766,513
Impinj, Inc.
(a)(b)
..................... 458,079 62,078,866
indie Semiconductor, Inc., Class A
(a)(b)
..... 2,273,583 23,986,301
Kulicke & Soffa Industries, Inc.
(b)
......... 1,190,524 62,728,710
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 1,153,660 81,725,274
MaxLinear, Inc.
(a)(b)
.................. 1,561,151 54,968,127
Onto Innovation, Inc.
(a)
............... 1,057,801 92,959,552
PDF Solutions, Inc.
(a)(b)
............... 639,710 27,123,704
Photronics, Inc.
(a)
................... 1,288,828 21,368,768
Power Integrations, Inc. .............. 1,211,152 102,511,905
Rambus, Inc.
(a)(b)
................... 2,292,006 117,488,228
Rigetti Computing, Inc.
(a)(b)
............. 1,546,796 1,118,952
Semtech Corp.
(a)
................... 1,353,908 32,683,339
Silicon Laboratories, Inc.
(a)(b)
............ 676,675 118,479,026
SiTime Corp.
(a)(b)
................... 347,198 49,381,972
SkyWater Technology, Inc.
(a)(b)
.......... 261,111 2,971,443
SMART Global Holdings, Inc.
(a)(b)
........ 1,043,922 17,997,215
Synaptics, Inc.
(a)(b)
.................. 850,841 94,570,977
Transphorm, Inc.
(a)(b)
................. 427,976 1,707,624
Ultra Clean Holdings, Inc.
(a)(b)
........... 969,097 32,135,257
Veeco Instruments, Inc.
(a)(b)
............ 1,077,223 22,761,722
1,496,937,240
Software — 5.1%
8x8, Inc.
(a)(b)
....................... 2,408,155 10,042,006
A10 Networks, Inc. .................. 1,372,574 21,261,171
ACI Worldwide, Inc.
(a)(b)
............... 2,415,819 65,178,797
Adeia, Inc. ....................... 2,250,494 19,939,377
Agilysys, Inc.
(a)
.................... 425,616 35,117,576
Alarm.com Holdings, Inc.
(a)
............ 1,031,734 51,875,586
Alkami Technology, Inc.
(a)(b)
............ 780,865 9,885,751
Altair Engineering, Inc., Class A
(a)(b)
....... 1,114,767 80,385,848
American Software, Inc., Class A ........ 704,127 8,879,041
Security
Shares
Shares Value
Software (continued)
Amplitude, Inc., Class A
(a)(b)
............ 1,203,112 $ 14,966,713
Appfolio, Inc., Class A
(a)(b)
............. 420,602 52,356,537
Appian Corp., Class A
(a)(b)
............. 861,659 38,240,426
Applied Digital Corp.
(a)(b)
.............. 1,482,758 3,321,378
Arteris, Inc.
(a)
...................... 363,365 1,537,034
Asana, Inc., Class A
(a)(b)
............... 1,579,859 33,382,421
AvePoint, Inc., Class A
(a)(b)
............. 2,781,460 11,459,615
Blackbaud, Inc.
(a)(b)
.................. 998,433 69,191,407
Blackline, Inc.
(a)(b)
................... 1,181,529 79,339,672
Blend Labs, Inc., Class A
(a)(b)
........... 4,014,725 3,999,469
Box, Inc., Class A
(a)(b)
................ 2,991,865 80,152,063
C3.ai, Inc., Class A
(a)(b)
............... 1,280,495 42,986,217
Cerence, Inc.
(a)(b)
................... 865,215 24,303,889
Cipher Mining, Inc.
(a)(b)
................ 872,925 2,033,915
Cleanspark, Inc.
(a)(b)
................. 1,599,277 4,445,990
Clear Secure, Inc., Class A
(b)
........... 1,389,986 36,375,934
CommVault Systems, Inc.
(a)
............ 956,128 54,250,703
Consensus Cloud Solutions, Inc.
(a)(b)
...... 407,805 13,902,072
Couchbase, Inc.
(a)(b)
................. 615,538 8,654,464
CS Disco, Inc.
(a)(b)
................... 498,958 3,313,081
Cvent Holding Corp.
(a)(b)
............... 996,771 8,333,006
Digimarc Corp.
(a)(b)
.................. 288,204 5,663,209
Digital Turbine, Inc.
(a)(b)
............... 2,008,289 24,822,452
Domo, Inc., Class B
(a)
................ 670,594 9,515,729
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 4,295,556 25,000,136
Ebix, Inc.
(b)
....................... 570,745 7,528,127
eGain Corp.
(a)
..................... 429,735 3,261,689
Enfusion, Inc., Class A
(a)(b)
............. 568,858 5,973,009
EngageSmart, Inc.
(a)
................. 773,117 14,882,502
Envestnet, Inc.
(a)(b)
.................. 1,145,633 67,214,288
Everbridge, Inc.
(a)(b)
.................. 860,059 29,818,246
EverCommerce, Inc.
(a)(b)
.............. 517,369 5,473,764
ForgeRock, Inc., Class A
(a)(b)
........... 935,484 19,270,970
Greenidge Generation Holdings, Inc.
(a)(b)
... 193,061 87,264
Instructure Holdings, Inc.
(a)(b)
........... 368,035 9,532,106
Intapp, Inc.
(a)(b)
..................... 309,996 13,900,221
InterDigital, Inc. .................... 635,613 46,336,188
IronNet, Inc.
(a)(b)
.................... 1,911,033 671,919
Kaleyra, Inc.
(a)(b)
.................... 236,964 390,991
Latch, Inc.
(a)(b)
..................... 2,110,569 1,608,465
LivePerson, Inc.
(a)
.................. 1,516,414 6,687,386
LiveRamp Holdings, Inc.
(a)(b)
............ 1,378,761 30,236,229
LiveVox Holdings, Inc., Class A
(a)(b)
....... 403,636 1,247,235
Marathon Digital Holdings, Inc.
(a)(b)
....... 2,507,509 21,865,478
Matterport, Inc., Class A
(a)(b)
............ 4,860,107 13,268,092
MeridianLink, Inc.
(a)(b)
................ 489,399 8,466,603
MicroStrategy, Inc., Class A
(a)(b)
.......... 206,937 60,491,824
Mitek Systems, Inc.
(a)(b)
............... 913,773 8,763,083
Model N, Inc.
(a)(b)
................... 800,341 26,787,413
Momentive Global, Inc.
(a)
.............. 2,792,046 26,021,869
N-able, Inc.
(a)(b)
.................... 1,465,036 19,338,475
NextNav, Inc.
(a)(b)
................... 1,304,637 2,648,413
Olo, Inc., Class A
(a)(b)
................. 1,925,986 15,716,046
ON24, Inc.
(a)(b)
..................... 898,553 7,871,324
OneSpan, Inc.
(a)
.................... 852,098 14,911,715
PagerDuty, Inc.
(a)(b)
.................. 1,855,465 64,904,166
Porch Group, Inc.
(a)(b)
................ 1,804,616 2,580,601
PowerSchool Holdings, Inc., Class A
(a)(b)
... 978,583 19,395,515
Progress Software Corp.
(b)
............. 918,994 52,796,205
PROS Holdings, Inc.
(a)
............... 887,113 24,306,896
Q2 Holdings, Inc.
(a)
.................. 1,198,316 29,502,540
Qualys, Inc.
(a)(b)
.................... 826,248 107,428,765
Rapid7, Inc.
(a)
..................... 1,265,294 58,089,648
Rimini Street, Inc.
(a)(b)
................ 1,008,505 4,155,041
Riot Platforms, Inc.
(a)(b)
............... 3,401,632 33,982,304

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Sapiens International Corp. NV ......... 687,840 $ 14,939,885
SecureWorks Corp., Class A
(a)(b)
......... 212,820 1,823,867
ShotSpotter, Inc.
(a)(b)
................. 182,918 7,192,336
SolarWinds Corp.
(a)
................. 1,072,370 9,222,382
Sprout Social, Inc., Class A
(a)(b)
.......... 1,003,370 61,085,166
SPS Commerce, Inc.
(a)(b)
.............. 776,439 118,251,660
Sumo Logic, Inc.
(a)(b)
................. 2,520,300 30,193,194
Telos Corp.
(a)(b)
..................... 1,190,111 3,010,981
Tenable Holdings, Inc.
(a)(b)
............. 2,392,182 113,652,567
Terawulf, Inc.
(a)(b)
................... 1,207,537 1,132,428
Upland Software, Inc.
(a)
............... 647,173 2,782,844
Varonis Systems, Inc.
(a)
............... 2,290,071 59,564,747
Verint Systems, Inc.
(a)
................ 1,388,252 51,698,504
Veritone, Inc.
(a)(b)
................... 708,624 4,131,278
Viant Technology, Inc., Class A
(a)(b)
....... 239,619 1,042,343
Weave Communications, Inc.
(a)(b)
........ 679,116 3,375,206
WM Technology, Inc., Class A
(a)(b)
........ 1,603,832 1,361,974
Workiva, Inc., Class A
(a)(b)
............. 1,019,584 104,415,597
Xperi, Inc.
(a)(b)
..................... 905,082 9,892,546
Yext, Inc.
(a)(b)
...................... 2,418,644 23,243,169
Zeta Global Holdings Corp., Class A
(a)(b)
.... 2,373,911 25,709,456
Zuora, Inc., Class A
(a)(b)
............... 2,682,058 26,498,733
2,515,746,163
Specialized REITs — 0.4%
Farmland Partners, Inc. .............. 1,088,208 11,643,826
Four Corners Property Trust, Inc. ........ 1,783,340 47,900,512
Gladstone Land Corp.
(b)
.............. 693,616 11,548,706
Outfront Media, Inc. ................. 3,173,962 51,513,403
PotlatchDeltic Corp. ................. 1,704,000 84,348,000
Uniti Group, Inc. ................... 5,111,594 18,146,159
225,100,606
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 563,559 6,480,928
Aaron's Co., Inc. (The) ............... 658,390 6,360,047
Abercrombie & Fitch Co., Class A
(a)(b)
...... 1,042,448 28,927,932
Academy Sports & Outdoors, Inc.
(b)
....... 1,622,982 105,899,575
aka Brands Holding Corp.
(a)(b)
........... 742,835 404,622
American Eagle Outfitters, Inc. .......... 3,307,903 44,458,216
America's Car-Mart, Inc.
(a)(b)
............ 125,922 9,974,282
Arko Corp.
(b)
...................... 1,777,762 15,093,199
Asbury Automotive Group, Inc.
(a)(b)
........ 473,955 99,530,550
BARK, Inc.
(a)(b)
..................... 2,339,205 3,391,847
Bed Bath & Beyond, Inc.
(a)(b)
............ 1,954,831 835,495
Big 5 Sporting Goods Corp.
(b)
........... 464,387 3,571,136
Boot Barn Holdings, Inc.
(a)(b)
............ 632,133 48,446,673
Buckle, Inc. (The) .................. 648,432 23,142,538
Build-A-Bear Workshop, Inc. ........... 283,882 6,597,418
Caleres, Inc. ...................... 738,358 15,970,684
Camping World Holdings, Inc., Class A .... 835,773 17,442,583
CarParts.com, Inc.
(a)(b)
................ 1,093,323 5,838,345
Cato Corp. (The), Class A ............. 418,479 3,699,354
Chico's FAS, Inc.
(a)(b)
................. 2,596,454 14,280,497
Children's Place, Inc. (The)
(a)(b)
.......... 258,968 10,423,462
Citi Trends, Inc.
(a)(b)
.................. 178,247 3,390,258
Conn's, Inc.
(a)(b)
.................... 281,283 1,704,575
Container Store Group, Inc. (The)
(a)(b)
..... 677,005 2,322,127
Designer Brands, Inc., Class A
(b)
......... 1,074,290 9,389,295
Destination XL Group, Inc.
(a)(b)
.......... 1,261,640 6,951,636
Duluth Holdings, Inc., Class B
(a)(b)
........ 254,553 1,624,048
EVgo, Inc., Class A
(a)(b)
............... 1,462,705 11,394,472
Express, Inc.
(a)(b)
................... 1,417,440 1,117,368
Foot Locker, Inc. ................... 1,724,529 68,446,556
Franchise Group, Inc. ................ 559,373 15,242,914
Security
Shares
Shares Value
Specialty Retail (continued)
Genesco, Inc.
(a)(b)
................... 264,650 $ 9,760,292
Group 1 Automotive, Inc.
(b)
............. 301,959 68,369,557
GrowGeneration Corp.
(a)(b)
............. 1,244,328 4,255,602
Guess?, Inc. ...................... 661,805 12,878,725
Haverty Furniture Cos., Inc. ............ 310,341 9,902,981
Hibbett, Inc. ...................... 272,873 16,094,050
JOANN, Inc.
(b)
..................... 252,530 401,523
Lands' End, Inc.
(a)(b)
................. 303,451 2,949,544
LL Flooring Holdings, Inc.
(a)(b)
........... 634,400 2,410,720
Lulu's Fashion Lounge Holdings, Inc.
(a)(b)
... 294,507 700,927
MarineMax, Inc.
(a)(b)
................. 464,333 13,349,574
Monro, Inc.
(b)
...................... 667,054 32,972,479
Murphy USA, Inc. .................. 430,108 110,989,369
National Vision Holdings, Inc.
(a)(b)
........ 1,678,207 31,617,420
ODP Corp. (The)
(a)(b)
................. 858,507 38,615,645
OneWater Marine, Inc., Class A
(a)
........ 239,086 6,687,235
Overstock.com, Inc.
(a)(b)
............... 914,342 18,533,712
PetMed Express, Inc. ................ 442,522 7,186,557
RealReal, Inc. (The)
(a)(b)
............... 1,931,162 2,433,264
Rent the Runway, Inc., Class A
(a)(b)
....... 1,001,501 2,854,278
Revolve Group, Inc., Class A
(a)(b)
......... 873,563 22,974,707
RumbleON, Inc., Class B
(a)(b)
........... 221,304 1,341,102
Sally Beauty Holdings, Inc.
(a)(b)
.......... 2,291,710 35,704,842
Shoe Carnival, Inc.
(b)
................ 363,239 9,317,080
Signet Jewelers Ltd.
(b)
................ 955,455 74,315,290
Sleep Number Corp.
(a)(b)
.............. 457,875 13,923,979
Sonic Automotive, Inc., Class A ......... 384,905 20,915,738
Sportsman's Warehouse Holdings, Inc.
(a)(b)
.. 800,924 6,791,836
Stitch Fix, Inc., Class A
(a)(b)
............. 1,801,709 9,206,733
ThredUp, Inc., Class A
(a)(b)
............. 1,287,522 3,257,431
Tile Shop Holdings, Inc.
(a)
............. 715,543 3,355,897
Tilly's, Inc., Class A
(a)
................ 467,885 3,607,393
Torrid Holdings, Inc.
(a)(b)
............... 357,707 1,559,603
TravelCenters of America, Inc.
(a)(b)
........ 269,905 23,346,782
Upbound Group, Inc. ................ 1,066,427 26,138,126
Urban Outfitters, Inc.
(a)(b)
.............. 1,365,740 37,858,313
Warby Parker, Inc., Class A
(a)(b)
.......... 1,795,004 19,009,092
Winmark Corp. .................... 58,328 18,690,041
Zumiez, Inc.
(a)(b)
.................... 352,524 6,500,543
1,323,130,614
Technology Hardware, Storage & Peripherals — 0.4%
Avid Technology, Inc.
(a)(b)
.............. 747,440 23,903,131
CompoSecure, Inc., Class A
(a)(b)
......... 147,473 1,085,401
Corsair Gaming, Inc.
(a)(b)
.............. 865,508 15,882,072
Diebold Nixdorf, Inc.
(a)(b)
............... 1,618,215 1,941,858
Eastman Kodak Co.
(a)(b)
............... 1,248,229 5,117,739
IonQ, Inc.
(a)(b)
...................... 2,577,030 15,848,734
Super Micro Computer, Inc.
(a)(b)
.......... 1,004,725 107,053,449
Turtle Beach Corp.
(a)(b)
................ 342,875 3,435,608
Xerox Holdings Corp. ................ 2,495,542 38,431,347
212,699,339
Textiles, Apparel & Luxury Goods — 0.8%
Allbirds, Inc., Class A
(a)(b)
.............. 2,087,486 2,504,983
Crocs, Inc.
(a)
...................... 1,297,327 164,034,026
Ermenegildo Zegna NV
(b)
............. 1,266,993 17,281,785
Fossil Group, Inc.
(a)
................. 1,020,973 3,267,114
G-III Apparel Group Ltd.
(a)(b)
............ 928,240 14,434,132
Kontoor Brands, Inc. ................. 1,184,369 57,311,616
Movado Group, Inc. ................. 323,571 9,309,138
Oxford Industries, Inc. ............... 321,124 33,907,483
PLBY Group, Inc.
(a)(b)
................ 980,175 1,940,746
Rocky Brands, Inc. .................. 139,746 3,223,940
Steven Madden Ltd. ................. 1,643,543 59,167,548

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Superior Group of Cos., Inc. ........... 242,235 $ 1,906,389
Unifi, Inc.
(a)(b)
...................... 304,020 2,483,843
Wolverine World Wide, Inc. ............ 1,651,135 28,151,852
398,924,595
Tobacco — 0.1%
22nd Century Group, Inc.
(a)(b)
........... 3,754,607 2,887,293
Turning Point Brands, Inc. ............. 313,784 6,589,464
Universal Corp. .................... 521,700 27,592,713
Vector Group Ltd. .................. 3,058,437 36,731,828
73,801,298
Trading Companies & Distributors — 1.7%
Alta Equipment Group, Inc., Class A ...... 436,863 6,924,279
Applied Industrial Technologies, Inc. ...... 819,032 116,409,018
Beacon Roofing Supply, Inc.
(a)(b)
......... 1,099,255 64,691,157
BlueLinx Holdings, Inc.
(a)
.............. 187,878 12,768,189
Boise Cascade Co. ................. 846,502 53,541,251
Custom Truck One Source, Inc.
(a)(b)
....... 1,253,059 8,508,271
Distribution Solutions Group, Inc.
(a)(b)
...... 102,216 4,646,739
DXP Enterprises, Inc.
(a)(b)
.............. 320,042 8,615,531
GATX Corp.
(b)
..................... 747,806 82,273,616
Global Industrial Co. ................. 271,161 7,277,961
GMS, Inc.
(a)(b)
...................... 894,901 51,805,819
H&E Equipment Services, Inc. .......... 684,039 30,255,045
Herc Holdings, Inc. .................. 537,992 61,277,289
Hudson Technologies, Inc.
(a)(b)
.......... 928,585 8,106,547
Karat Packaging, Inc. ................ 96,288 1,283,519
McGrath RentCorp .................. 517,845 48,320,117
MRC Global, Inc.
(a)
.................. 1,769,901 17,203,438
NOW, Inc.
(a)
...................... 2,362,736 26,344,506
Rush Enterprises, Inc., Class A ......... 888,610 48,518,106
Rush Enterprises, Inc., Class B ......... 137,963 8,262,604
Textainer Group Holdings Ltd. .......... 930,690 29,884,456
Titan Machinery, Inc.
(a)(b)
.............. 428,881 13,059,426
Transcat, Inc.
(a)(b)
................... 153,004 13,677,028
Triton International Ltd. ............... 1,245,093 78,714,779
Veritiv Corp.
(b)
..................... 280,308 37,880,823
Xometry, Inc., Class A
(a)(b)
............. 735,847 11,015,630
851,265,144
Water Utilities — 0.5%
American States Water Co.
(b)
........... 793,643 70,546,926
Artesian Resources Corp., Class A, NVS ... 184,518 10,214,916
California Water Service Group ......... 1,160,620 67,548,084
Global Water Resources, Inc. ........... 265,133 3,295,603
Middlesex Water Co. ................ 377,518 29,491,706
Pure Cycle Corp.
(a)(b)
................. 403,544 3,813,491
SJW Group
(b)
..................... 582,291 44,329,814
York Water Co. (The) ................ 298,875 13,359,713
242,600,253
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)(b)
..................... 1,048,516 15,203,482
KORE Group Holdings, Inc.
(a)(b)
.......... 688,488 839,955
Shenandoah Telecommunications Co.
(b)
.... 1,035,590 19,696,922
Telephone and Data Systems, Inc. ....... 2,164,537 22,749,284
United States Cellular Corp.
(a)(b)
......... 318,274 6,597,820
65,087,463
Total Common Stocks — 99.7%
(Cost: $73,307,024,142) ........................... 49,579,668,959
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(a)(b)(d)
Contra Aduro Biotech I, CVR ........... 272,340 $ 691,468
Oncternal Therapeutics, Inc., CVR ....... 13,273 13,605
705,073
Metals & Mining — 0.0%
PolyMet Mining Corp.(Expires 04/04/23, Strike
Price USD 2.11)
(a)(b)
............... 627,022 1,693
Total Rights — 0.0%
(Cost: $27,207) ................................ 706,766
Warrants
Oil, Gas & Consumable Fuels — 0.0%
(a)
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/24, Strike Price USD 116.37) ..... 92,645 1,647,228
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70)
(b)
... 46,322 657,772
Total Warrants — 0.0%
(Cost: $11,350,881) .............................. 2,305,000
Total Long-Term Investments — 99.7%
(Cost: $73,318,402,230) ........................... 49,582,680,725
Short-Term Securities
Money Market Funds — 12.7%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(h)
............ 6,228,843,582 6,230,712,235
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 83,779,266 83,779,266
Total Short-Term Securities — 12.7%
(Cost: $6,311,322,729) ........................... 6,314,491,501
Total Investments — 112.4%
(Cost: $79,629,724,959 ) ........................... 55,897,172,226
Liabilities in Excess of Other Assets — (12.4)% ........... (6,188,597,191)
Net Assets — 100.0% ..............................
$ 49,708,575,035
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $11,596,290, representing less than 0.05% of its net assets as of period end, and an original cost of $14,991,359.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
29
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 5,977,476,546 $ 249,669,078
(a)
$ — $ 327,288 $ 3,239,323 $ 6,230,712,235 6,228,843,582 $ 90,472,512
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 60,200,000 23,579,266
(a)
— — — 83,779,266 83,779,266 2,991,638 65
$ 327,288 $ 3,239,323 $ 6,314,491,501 $ 93,464,150 $ 65
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 1,538 06/16/23 $ 139,458 $ 5,046,661
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 5,046,661 $ — $ — $ — $ 5,046,661
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (44,071,219) $ — $ — $ — $ (44,071,219)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 1,928,276 $ — $ — $ — $ 1,928,276
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 138,891,640

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 ETF
30
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 49,568,065,193 $ 11,596,290 $ 7,476 $ 49,579,668,959
Rights ................................................ 1,693 — 705,073 706,766
Warrants .............................................. 2,305,000 — — 2,305,000
Short-Term Securities
Money Market Funds ...................................... 6,314,491,501 — — 6,314,491,501
$ 55,884,863,387 $ 11,596,290 $ 712,549 $ 55,897,172,226
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 5,046,661 $ — $ — $ 5,046,661
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc.
(a)(b)
..... 463,880 $ 26,056,140
AeroVironment, Inc.
(a)(b)
............... 190,887 17,496,702
Cadre Holdings, Inc. ................. 148,023 3,188,415
Momentus, Inc., Class A
(a)(b)
............ 295,785 173,034
Moog, Inc., Class A ................. 36,733 3,700,850
Redwire Corp.
(a)(b)
................... 691 2,094
Rocket Lab USA, Inc.
(a)(b)
.............. 1,688,647 6,822,134
Virgin Galactic Holdings, Inc.
(a)(b)
......... 908,615 3,679,891
61,119,260
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)(b)
..... 171,652 3,575,511
Forward Air Corp. .................. 208,322 22,448,779
Radiant Logistics, Inc.
(b)
.............. 52,859 346,755
26,371,045
Automobile Components — 1.7%
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
........................... 42,689 333,401
Dorman Products, Inc.
(b)
.............. 204,696 17,657,077
Fox Factory Holding Corp.
(a)(b)
.......... 328,049 39,815,307
Gentherm, Inc.
(b)
................... 257,106 15,534,345
Holley, Inc.
(a)(b)
..................... 393,479 1,078,133
LCI Industries ..................... 192,175 21,114,267
Luminar Technologies, Inc., Class A
(a)(b)
.... 1,943,733 12,614,827
Patrick Industries, Inc. ............... 16,961 1,167,086
Solid Power, Inc., Class A
(a)(b)
........... 395,429 1,190,241
Stoneridge, Inc.
(a)(b)
.................. 33,165 620,186
Visteon Corp.
(b)
.................... 215,091 33,732,722
XPEL, Inc.
(a)(b)(c)
.................... 166,972 11,345,747
156,203,339
Automobiles — 0.1%
(a)(b)
Canoo, Inc., Class A ................. 2,140,557 1,396,927
Faraday Future Intelligent Electric, Inc. .... 2,059,814 729,380
Fisker, Inc., Class A ................. 1,372,490 8,427,089
Mullen Automotive, Inc. ............... 7,703,958 1,011,530
Workhorse Group, Inc. ............... 1,076,481 1,431,720
12,996,646
Banks — 1.4%
Axos Financial, Inc.
(b)
................ 43,037 1,588,926
BancFirst Corp. .................... 91,065 7,567,502
Bancorp, Inc. (The)
(b)
................ 241,495 6,725,636
Bank of NT Butterfield & Son Ltd. (The) .... 22,265 601,155
BayCom Corp. .................... 9,197 157,085
Bridgewater Bancshares, Inc.
(a)(b)
........ 34,373 372,603
Cadence Bank .................... 77,229 1,603,274
Coastal Financial Corp.
(a)(b)
............ 81,366 2,929,990
Columbia Financial, Inc.
(a)(b)
............ 94,319 1,724,151
Eastern Bankshares, Inc. ............. 246,950 3,116,509
Esquire Financial Holdings, Inc. ......... 45,280 1,770,448
Farmers & Merchants Bancorp, Inc. ...... 30,847 750,199
First BanCorp ..................... 70,708 807,485
First Financial Bankshares, Inc. ......... 1,007,368 32,135,039
First Guaranty Bancshares, Inc.
(a)
........ 5,822 91,231
Five Star Bancorp .................. 34,920 745,193
FVCBankcorp, Inc.
(a)(b)
............... 8,284 88,225
Glacier Bancorp, Inc. ................ 110,378 4,636,980
Greene County Bancorp, Inc. ........... 51,256 1,162,486
Hingham Institution for Savings (The)
(a)
.... 1,001 233,673
HomeTrust Bancshares, Inc. ........... 20,664 508,128
Lakeland Financial Corp. .............. 174,133 10,907,691
Live Oak Bancshares, Inc. ............. 199,091 4,851,848
Metrocity Bankshares, Inc. ............ 38,216 653,111
Security
Shares
Shares Value
Banks (continued)
Metropolitan Bank Holding Corp.
(b)
....... 5,581 $ 189,140
National Bank Holdings Corp., Class A .... 17,141 573,538
Nicolet Bankshares, Inc.
(a)(b)
............ 10,888 686,488
Pathward Financial, Inc. .............. 57,018 2,365,677
ServisFirst Bancshares, Inc. ........... 387,349 21,160,876
Stock Yards Bancorp, Inc.
(a)
............ 187,575 10,342,885
Third Coast Bancshares, Inc.
(b)
.......... 5,986 94,040
Triumph Financial, Inc.
(a)(b)
............. 64,241 3,729,832
Veritex Holdings, Inc. ................ 58,161 1,062,020
West BanCorp, Inc. ................. 27,236 497,602
Westamerica BanCorp ............... 50,299 2,228,246
128,658,912
Beverages — 1.0%
Celsius Holdings, Inc.
(a)(b)
.............. 430,216 39,984,275
Coca-Cola Consolidated, Inc. ........... 36,439 19,497,780
Duckhorn Portfolio, Inc. (The)
(a)(b)
........ 333,116 5,296,544
MGP Ingredients, Inc.
(a)
............... 108,916 10,534,356
National Beverage Corp.
(b)
............. 184,309 9,716,770
Vintage Wine Estates, Inc.
(a)(b)
.......... 117,295 125,506
Vita Coco Co., Inc. (The)
(a)(b)
........... 215,768 4,233,368
89,388,599
Biotechnology — 8.0%
(b)
Aadi Bioscience, Inc. ................ 113,641 822,761
ACADIA Pharmaceuticals, Inc.
(a)
......... 930,270 17,507,681
Acrivon Therapeutics, Inc. ............. 25,680 325,879
ADMA Biologics, Inc.
(a)
............... 707,712 2,342,527
Affimed NV ....................... 1,029,915 767,905
Agenus, Inc.
(a)
..................... 2,369,607 3,601,803
Akero Therapeutics, Inc. .............. 20,131 770,212
Alector, Inc.
(a)
..................... 479,367 2,967,282
Alkermes plc
(a)
..................... 1,263,952 35,630,807
Alpine Immune Sciences, Inc.
(a)
......... 72,994 563,514
Amicus Therapeutics, Inc. ............. 2,131,319 23,636,328
Anavex Life Sciences Corp.
(a)
........... 533,075 4,568,453
Apellis Pharmaceuticals, Inc.
(a)
.......... 726,412 47,914,136
Arbutus Biopharma Corp. ............. 460,449 1,395,160
Arcturus Therapeutics Holdings, Inc.
(a)
..... 167,647 4,018,499
Arcutis Biotherapeutics, Inc.
(a)
.......... 322,557 3,548,127
Arrowhead Pharmaceuticals, Inc.
(a)
....... 797,043 20,244,892
Atara Biotherapeutics, Inc. ............. 58,556 169,812
Aura Biosciences, Inc. ............... 178,798 1,659,245
Aurinia Pharmaceuticals, Inc. ........... 1,039,155 11,389,139
Avid Bioservices, Inc.
(a)
............... 472,970 8,872,917
Beam Therapeutics, Inc.
(a)
............. 491,453 15,048,291
BioCryst Pharmaceuticals, Inc.
(a)
......... 993,840 8,288,626
Biohaven Ltd. ..................... 305,589 4,174,346
Blueprint Medicines Corp.
(a)
............ 463,260 20,842,067
Bridgebio Pharma, Inc.
(a)
.............. 509,936 8,454,739
CareDx, Inc.
(a)
..................... 391,089 3,574,553
Catalyst Pharmaceuticals, Inc. .......... 748,434 12,409,036
Celldex Therapeutics, Inc.
(a)
............ 74,220 2,670,436
Celularity, Inc., Class A
(a)
.............. 501,513 310,788
Cerevel Therapeutics Holdings, Inc.
(a)
..... 442,496 10,792,477
Chimerix, Inc. ..................... 425,102 535,628
Coherus Biosciences, Inc.
(a)
............ 572,278 3,914,381
Crinetics Pharmaceuticals, Inc.
(a)
........ 58,061 932,460
CTI BioPharma Corp.
(a)
............... 160,818 675,436
Cytokinetics, Inc. ................... 573,083 20,166,791
Deciphera Pharmaceuticals, Inc.
(a)
....... 113,706 1,756,758
Denali Therapeutics, Inc.
(a)
............ 842,371 19,408,228
Dynavax Technologies Corp.
(a)
.......... 920,877 9,033,803
Eagle Pharmaceuticals, Inc. ........... 80,357 2,279,728
Eiger BioPharmaceuticals, Inc.
(a)
......... 293,990 263,680

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Growth ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Enanta Pharmaceuticals, Inc. ........... 17,086 $ 690,958
Fate Therapeutics, Inc.
(a)
.............. 652,424 3,718,817
FibroGen, Inc.
(a)
.................... 602,181 11,236,697
Foghorn Therapeutics, Inc.
(a)
........... 153,740 953,188
Geron Corp.
(a)
..................... 2,278,740 4,944,866
Gossamer Bio, Inc.
(a)
................ 483,619 609,360
GreenLight Biosciences Holdings PBC
(a)
... 633,268 273,825
Halozyme Therapeutics, Inc.
(a)
.......... 1,031,741 39,402,189
Heron Therapeutics, Inc.
(a)
............. 797,756 1,204,612
HilleVax, Inc.
(a)
..................... 26,840 443,665
Humacyte, Inc.
(a)
................... 459,153 1,418,783
IGM Biosciences, Inc.
(a)
............... 61,446 844,268
ImmunityBio, Inc.
(a)
.................. 490,375 892,482
ImmunoGen, Inc.
(a)
.................. 820,524 3,150,812
Inhibrx, Inc.
(a)
..................... 252,835 4,770,996
Insmed, Inc.
(a)
..................... 1,047,645 17,862,347
Intellia Therapeutics, Inc.
(a)
............ 420,130 15,658,245
Intercept Pharmaceuticals, Inc. ......... 192,182 2,581,004
Ironwood Pharmaceuticals, Inc., Class A
(a)
.. 1,064,210 11,195,489
IVERIC bio, Inc.
(a)
................... 1,059,840 25,785,907
Karuna Therapeutics, Inc.
(a)
............ 251,010 45,593,456
Karyopharm Therapeutics, Inc.
(a)
........ 621,582 2,417,954
Keros Therapeutics, Inc. .............. 141,818 6,055,629
Kiniksa Pharmaceuticals Ltd., Class A
(a)
.... 231,470 2,490,617
Krystal Biotech, Inc.
(a)
................ 55,084 4,410,025
Lexicon Pharmaceuticals, Inc.
(a)
......... 241,130 585,946
Madrigal Pharmaceuticals, Inc. .......... 98,730 23,918,330
MannKind Corp.
(a)
.................. 204,123 836,904
MeiraGTx Holdings plc ............... 15,431 79,778
Mineralys Therapeutics, Inc. ........... 37,750 591,165
Mirum Pharmaceuticals, Inc.
(a)
.......... 143,270 3,441,345
Morphic Holding, Inc.
(a)
............... 169,510 6,380,356
Ocugen, Inc.
(a)
..................... 1,674,257 1,428,309
Organogenesis Holdings, Inc., Class A
(a)
... 539,180 1,148,453
Outlook Therapeutics, Inc.
(a)
............ 1,136,230 1,238,491
PepGen, Inc. ...................... 20,405 249,553
Point Biopharma Global, Inc.
(a)
.......... 629,410 4,575,811
Precigen, Inc.
(a)
.................... 752,359 797,501
Prime Medicine, Inc.
(a)
................ 34,972 430,156
Prometheus Biosciences, Inc. .......... 269,666 28,940,555
Prothena Corp. plc .................. 303,958 14,732,844
PTC Therapeutics, Inc.
(a)
.............. 411,949 19,954,810
Rallybio Corp.
(a)
.................... 106,475 607,972
RAPT Therapeutics, Inc.
(a)
............. 158,334 2,905,429
Recursion Pharmaceuticals, Inc., Class A ... 92,557 617,355
Relay Therapeutics, Inc.
(a)
............. 57,211 942,265
REVOLUTION Medicines, Inc. .......... 92,559 2,004,828
Rigel Pharmaceuticals, Inc.
(a)
........... 1,349,079 1,780,784
Sangamo Therapeutics, Inc.
(a)
.......... 101,670 178,939
Seres Therapeutics, Inc.
(a)
............. 548,619 3,110,670
SpringWorks Therapeutics, Inc.
(a)
........ 55,574 1,430,475
Syndax Pharmaceuticals, Inc. .......... 108,083 2,282,713
TG Therapeutics, Inc.
(a)
............... 1,032,283 15,525,536
Travere Therapeutics, Inc.
(a)
............ 435,794 9,801,007
Twist Bioscience Corp.
(a)
.............. 304,370 4,589,900
Vaxart, Inc.
(a)
...................... 197,738 149,628
Vaxcyte, Inc.
(a)
..................... 555,997 20,838,768
Vera Therapeutics, Inc., Class A
(a)
........ 149,510 1,160,198
Vericel Corp.
(a)
..................... 364,271 10,680,426
Verve Therapeutics, Inc.
(a)
............. 56,934 820,988
Viridian Therapeutics, Inc.
(a)
............ 215,628 5,485,576
VistaGen Therapeutics, Inc.
(a)
........... 1,178,887 147,007
Y-mAbs Therapeutics, Inc.
(a)
............ 282,714 1,416,397
Security
Shares
Shares Value
Biotechnology (continued)
Zentalis Pharmaceuticals, Inc.
(a)
......... 344,217 $ 5,920,532
748,583,222
Broadline Retail — 0.1%
(a)
Dillard's, Inc., Class A ................ 30,765 9,465,775
Groupon, Inc.
(b)
.................... 43,599 183,552
9,649,327
Building Products — 2.0%
AAON, Inc. ....................... 339,824 32,857,583
American Woodmark Corp.
(b)
........... 7,261 378,080
Apogee Enterprises, Inc. .............. 171,687 7,425,463
CSW Industrials, Inc. ................ 113,886 15,822,182
Griffon Corp. ...................... 171,452 5,488,178
Insteel Industries, Inc.
(a)
.............. 144,586 4,022,382
Janus International Group, Inc.
(b)
........ 636,367 6,274,579
JELD-WEN Holding, Inc.
(b)
............. 233,114 2,951,223
Masonite International Corp.
(a)(b)
......... 172,313 15,640,851
PGT Innovations, Inc.
(b)
............... 445,796 11,193,938
Simpson Manufacturing Co., Inc. ........ 331,559 36,352,129
UFP Industries, Inc. ................. 404,707 32,162,065
Zurn Elkay Water Solutions Corp. ........ 962,781 20,565,002
191,133,655
Capital Markets — 2.2%
Artisan Partners Asset Management, Inc.,
Class A ....................... 304,105 9,725,278
Associated Capital Group, Inc., Class A
(a)
... 3,040 112,328
Avantax, Inc.
(a)(b)
................... 367,798 9,680,443
B Riley Financial, Inc.
(a)
............... 162,654 4,617,747
Brightsphere Investment Group, Inc. ...... 234,826 5,537,197
Cohen & Steers, Inc. ................ 196,966 12,597,945
Diamond Hill Investment Group, Inc. ...... 22,839 3,758,843
Donnelley Financial Solutions, Inc.
(a)(b)
..... 12,004 490,484
Federated Hermes, Inc., Class B ........ 662,250 26,582,715
Focus Financial Partners, Inc., Class A
(b)
... 448,351 23,255,966
GCM Grosvenor, Inc., Class A .......... 283,684 2,215,572
Hamilton Lane, Inc., Class A ........... 278,338 20,591,445
Houlihan Lokey, Inc., Class A ........... 395,001 34,558,638
MarketWise, Inc., Class A
(b)
............ 51,775 95,784
Moelis & Co., Class A ................ 246,287 9,467,272
Open Lending Corp., Class A
(a)(b)
........ 815,422 5,740,571
Perella Weinberg Partners, Class A ....... 267,516 2,434,396
PJT Partners, Inc., Class A
(a)
........... 181,948 13,134,826
Sculptor Capital Management, Inc., Class A . 97,748 841,610
Silvercrest Asset Management Group, Inc.,
Class A ....................... 69,793 1,268,837
StepStone Group, Inc., Class A ......... 424,526 10,303,246
StoneX Group, Inc.
(b)
................ 12,506 1,294,746
Value Line, Inc. .................... 6,815 329,369
Victory Capital Holdings, Inc., Class A ..... 36,238 1,060,686
Virtus Investment Partners, Inc. ......... 5,916 1,126,347
WisdomTree, Inc. ................... 1,060,739 6,215,931
207,038,222
Chemicals — 2.8%
AdvanSix, Inc. ..................... 70,424 2,695,127
American Vanguard Corp. ............. 193,092 4,224,853
Amyris, Inc.
(a)(b)
.................... 187,416 254,886
Aspen Aerogels, Inc.
(b)
............... 383,200 2,854,840
Avient Corp. ...................... 516,975 21,278,691
Balchem Corp. .................... 248,055 31,373,996
Cabot Corp. ...................... 430,736 33,011,607
Chase Corp. ...................... 15,850 1,659,971
Diversey Holdings Ltd.
(b)
.............. 609,308 4,929,302
Hawkins, Inc.
(a)
.................... 92,857 4,065,279

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
HB Fuller Co. ..................... 359,976 $ 24,640,357
Ingevity Corp.
(a)(b)
................... 290,661 20,788,075
Innospec, Inc. ..................... 163,308 16,766,832
Kronos Worldwide, Inc. ............... 172,778 1,591,285
Livent Corp.
(a)(b)
.................... 1,255,707 27,273,956
LSB Industries, Inc.
(a)(b)
............... 575,735 5,947,343
Mativ Holdings, Inc. ................. 28,937 621,277
Origin Materials, Inc., Class A
(a)(b)
........ 511,962 2,186,078
Orion Engineered Carbons SA .......... 469,643 12,252,986
PureCycle Technologies, Inc.
(a)(b)
......... 648,930 4,542,510
Quaker Chemical Corp. .............. 69,364 13,730,604
Sensient Technologies Corp. ........... 309,384 23,686,439
Stepan Co. ....................... 18,447 1,900,594
262,276,888
Commercial Services & Supplies — 1.3%
ACV Auctions, Inc., Class A
(a)(b)
.......... 447,835 5,781,550
Aris Water Solutions, Inc., Class A
(a)
...... 173,692 1,353,061
Brady Corp., Class A, NVS ............ 274,172 14,731,261
Brink's Co. (The) ................... 351,539 23,482,805
Casella Waste Systems, Inc., Class A
(a)(b)
... 388,707 32,130,521
Cimpress plc
(a)(b)
................... 137,295 6,016,267
Healthcare Services Group, Inc. ......... 281,017 3,897,706
HNI Corp. ........................ 324,578 9,036,251
Interface, Inc. ..................... 353,486 2,870,306
Li-Cycle Holdings Corp.
(a)(b)
............ 426,974 2,403,864
Liquidity Services, Inc.
(b)
.............. 88,619 1,167,112
Montrose Environmental Group, Inc.
(a)(b)
.... 212,561 7,582,051
Pitney Bowes, Inc. .................. 556,049 2,163,031
SP Plus Corp.
(a)(b)
................... 158,601 5,438,428
118,054,214
Communications Equipment — 1.2%
ADTRAN Holdings, Inc. .............. 543,151 8,614,375
Calix, Inc.
(b)
....................... 351,438 18,833,563
Cambium Networks Corp.
(b)
............ 90,137 1,597,228
Casa Systems, Inc.
(a)(b)
............... 304,637 386,889
Clearfield, Inc.
(a)(b)
................... 99,055 4,613,982
CommScope Holding Co., Inc.
(b)
......... 1,586,816 10,108,018
Digi International, Inc.
(a)(b)
............. 94,802 3,192,931
DZS, Inc.
(a)(b)
...................... 156,489 1,234,698
Extreme Networks, Inc.
(b)
.............. 977,973 18,698,844
Harmonic, Inc.
(a)(b)
.................. 719,341 10,495,185
Infinera Corp.
(a)(b)
................... 1,502,915 11,662,620
Inseego Corp.
(a)(b)
................... 287,078 167,194
Ondas Holdings, Inc.
(a)(b)
.............. 274,440 296,395
Viavi Solutions, Inc.
(b)
................ 1,750,602 18,959,020
108,860,942
Construction & Engineering — 2.1%
Ameresco, Inc., Class A
(a)(b)
............ 250,421 12,325,721
Comfort Systems USA, Inc. ............ 273,933 39,983,261
Construction Partners, Inc., Class A
(a)(b)
.... 308,755 8,317,860
Dycom Industries, Inc.
(a)(b)
............. 223,961 20,973,948
EMCOR Group, Inc. ................. 366,324 59,560,619
Fluor Corp.
(a)(b)
..................... 1,005,982 31,094,904
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 113,913 618,547
IES Holdings, Inc.
(b)
................. 44,590 1,921,383
MYR Group, Inc.
(b)
.................. 127,833 16,108,236
Northwest Pipe Co.
(a)(b)
............... 15,345 479,224
Primoris Services Corp. .............. 22,089 544,715
Sterling Infrastructure, Inc.
(b)
........... 189,694 7,185,609
199,114,027
Construction Materials — 0.0%
United States Lime & Minerals, Inc. ....... 13,110 2,001,766
Security
Shares
Shares Value
Consumer Finance — 0.3%
Atlanticus Holdings Corp.
(a)(b)
........... 19,771 $ 536,387
Curo Group Holdings Corp. ............ 104,484 180,757
FirstCash Holdings, Inc. .............. 145,779 13,902,943
Green Dot Corp., Class A
(a)(b)
........... 37,058 636,657
LendingClub Corp.
(a)(b)
................ 39,471 284,586
LendingTree, Inc.
(a)(b)
................ 79,025 2,106,807
Moneylion, Inc., Class A
(b)
............. 3,524 2,001
NerdWallet, Inc., Class A
(b)
............. 199,418 3,226,583
PROG Holdings, Inc.
(a)(b)
.............. 60,218 1,432,586
World Acceptance Corp.
(a)(b)
............ 20,454 1,703,614
24,012,921
Consumer Staples Distribution & Retail — 0.5%
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 186,879 6,363,230
Fresh Market, Inc. (The), NVS
(b)(d)
........ 311,573 3
Natural Grocers by Vitamin Cottage, Inc. ... 61,764 725,727
PriceSmart, Inc. .................... 124,681 8,912,198
Rite Aid Corp.
(a)(b)
................... 196,796 440,823
Sprouts Farmers Market, Inc.
(a)(b)
........ 826,339 28,946,655
United Natural Foods, Inc.
(a)(b)
.......... 33,308 877,666
46,266,302
Containers & Packaging — 0.3%
Cryptyde, Inc.
(b)
.................... 1,179,676 98,149
Greif, Inc., Class A, NVS .............. 28,738 1,821,127
Greif, Inc., Class B .................. 6,833 522,862
Myers Industries, Inc. ................ 288,228 6,176,726
O-I Glass, Inc.
(b)
.................... 965,420 21,924,688
30,543,552
Distributors — 0.0%
Funko, Inc., Class A
(a)(b)
............... 246,517 2,324,655
Diversified Consumer Services — 1.0%
Beachbody Co., Inc. (The), Class A
(a)(b)
.... 198,050 95,500
Carriage Services, Inc. ............... 103,093 3,146,398
Chegg, Inc.
(a)(b)
.................... 967,032 15,762,622
Coursera, Inc.
(a)(b)
................... 883,328 10,175,939
Duolingo, Inc., Class A
(a)(b)
............. 186,516 26,595,316
European Wax Center, Inc., Class A
(a)
..... 178,989 3,400,791
Nerdy, Inc., Class A
(a)(b)
............... 433,948 1,813,903
OneSpaWorld Holdings Ltd.
(a)(b)
......... 508,171 6,092,970
Rover Group, Inc., Class A
(b)
........... 698,544 3,164,404
Stride, Inc.
(a)(b)
..................... 327,963 12,872,548
Udemy, Inc.
(b)
..................... 564,027 4,980,358
Universal Technical Institute, Inc.
(b)
....... 250,893 1,851,590
89,952,339
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ..... 108,556 2,697,617
Gladstone Commercial Corp. ........... 290,262 3,666,009
Safehold, Inc.
(a)
.................... 133,668 3,925,829
10,289,455
Diversified Telecommunication Services — 0.9%
Anterix, Inc.
(b)
..................... 45,455 1,501,833
Bandwidth, Inc., Class A
(b)
............. 31,735 482,372
Charge Enterprises, Inc.
(a)(b)
............ 990,782 1,089,860
Cogent Communications Holdings, Inc. .... 184,708 11,769,594
Consolidated Communications Holdings, Inc.
(b)
72,539 187,151
Globalstar, Inc.
(a)(b)
.................. 4,455,963 5,168,917
IDT Corp., Class B
(a)(b)
................ 85,499 2,913,806
Iridium Communications, Inc. ........... 970,073 60,076,621
Ooma, Inc.
(a)(b)
..................... 192,205 2,404,484
85,594,638

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Growth ETF
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities — 0.2%
MGE Energy, Inc. ................... 123,953 $ 9,627,430
Otter Tail Corp.
(a)
................... 145,437 10,510,732
Via Renewables, Inc.
(a)
............... 20,572 378,113
20,516,275
Electrical Equipment — 2.2%
Allied Motion Technologies, Inc.
(a)
........ 94,806 3,664,252
Array Technologies, Inc.
(a)(b)
............ 1,169,307 25,584,437
Atkore, Inc.
(a)(b)
..................... 305,113 42,862,274
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 474,282 2,874,149
Blink Charging Co.
(a)(b)
................ 325,849 2,818,594
Bloom Energy Corp., Class A
(a)(b)
........ 1,394,441 27,791,209
Energy Vault Holdings, Inc.
(a)(b)
.......... 650,160 1,391,342
EnerSys ......................... 37,174 3,229,677
Enovix Corp.
(a)(b)
.................... 839,728 12,520,344
ESS Tech, Inc.
(a)(b)
.................. 574,747 798,898
Fluence Energy, Inc., Class A
(a)(b)
........ 282,902 5,728,766
FTC Solar, Inc.
(a)(b)
.................. 352,747 793,681
FuelCell Energy, Inc.
(a)(b)
.............. 2,300,327 6,555,932
GrafTech International Ltd.
(a)
........... 1,498,066 7,280,601
Heliogen, Inc.
(a)(b)
................... 681,784 163,765
NEXTracker, Inc., Class A
(a)(b)
........... 210,041 7,616,087
Shoals Technologies Group, Inc., Class A
(b)
. 1,261,923 28,759,225
Stem, Inc.
(a)(b)
..................... 1,055,751 5,986,108
SunPower Corp.
(a)(b)
................. 633,194 8,763,405
TPI Composites, Inc.
(a)(b)
.............. 280,754 3,663,840
Vicor Corp.
(a)(b)
..................... 171,892 8,068,610
206,915,196
Electronic Equipment, Instruments & Components — 2.9%
908 Devices, Inc.
(a)(b)
................. 38,126 327,884
Advanced Energy Industries, Inc.
(a)
....... 291,856 28,601,888
Aeva Technologies, Inc.
(b)
............. 142,755 169,879
AEye, Inc., Class A
(a)(b)
............... 700,887 220,639
Akoustis Technologies, Inc.
(a)(b)
.......... 476,259 1,466,878
Arlo Technologies, Inc.
(b)
.............. 676,506 4,099,626
Badger Meter, Inc. .................. 227,127 27,668,611
Belden, Inc.
(a)
..................... 174,679 15,156,897
Cepton, Inc.
(a)(b)
.................... 302,648 140,550
CTS Corp. ....................... 248,592 12,295,360
ePlus, Inc.
(b)
...................... 157,611 7,729,244
Fabrinet
(b)
........................ 286,362 34,008,351
FARO Technologies, Inc.
(a)(b)
........... 11,963 294,409
Focus Universal, Inc.
(a)(b)
.............. 203,754 509,385
Identiv, Inc.
(b)
...................... 163,041 1,001,072
Insight Enterprises, Inc.
(a)(b)
............ 206,470 29,516,951
Itron, Inc.
(a)(b)
...................... 28,789 1,596,350
Lightwave Logic, Inc.
(a)(b)
.............. 879,322 4,598,854
MicroVision, Inc.
(a)(b)
................. 1,283,208 3,426,165
Napco Security Technologies, Inc.
(a)(b)
..... 243,743 9,159,862
Novanta, Inc.
(a)(b)
................... 275,676 43,857,295
OSI Systems, Inc.
(b)
................. 15,039 1,539,392
PAR Technology Corp.
(a)(b)
............. 75,646 2,568,938
Plexus Corp.
(b)
..................... 182,239 17,781,059
Rogers Corp.
(a)(b)
................... 145,958 23,853,916
SmartRent, Inc., Class A
(a)(b)
............ 970,996 2,476,040
274,065,495
Energy Equipment & Services — 2.2%
Borr Drilling Ltd.
(b)
.................. 718,860 5,448,959
Cactus, Inc., Class A ................ 484,009 19,955,691
ChampionX Corp.
(a)
................. 1,549,816 42,046,508
DMC Global, Inc.
(a)(b)
................. 37,621 826,533
Liberty Energy, Inc., Class A ........... 1,040,475 13,328,485
Nabors Industries Ltd.
(a)(b)
............. 60,526 7,378,725
NexTier Oilfield Solutions, Inc.
(a)(b)
........ 1,359,293 10,806,379
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Noble Corp. plc
(a)(b)
.................. 119,978 $ 4,735,532
Oceaneering International, Inc.
(b)
........ 700,723 12,353,747
Patterson-UTI Energy, Inc. ............ 1,122,402 13,132,103
ProFrac Holding Corp., Class A
(b)
........ 86,003 1,089,658
RPC, Inc. ........................ 576,548 4,433,654
Solaris Oilfield Infrastructure, Inc., Class A .. 249,406 2,129,927
TETRA Technologies, Inc.
(b)
............ 945,042 2,504,361
US Silica Holdings, Inc.
(b)
............. 84,835 1,012,930
Valaris Ltd.
(a)(b)
..................... 470,040 30,580,802
Weatherford International plc
(b)
.......... 548,571 32,557,689
204,321,683
Entertainment — 0.3%
(b)
Cinemark Holdings, Inc.
(a)
............. 663,117 9,807,500
IMAX Corp.
(a)
..................... 219,492 4,209,857
Liberty Media Corp.-Liberty Braves, Class A
(a)
81,834 2,829,820
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(a)
........................ 297,959 10,038,238
Playstudios, Inc., Class A ............. 290,475 1,071,853
Reservoir Media, Inc.
(a)
............... 143,978 938,737
Vivid Seats, Inc., Class A
(a)
............ 51,571 393,487
29,289,492
Financial Services — 1.2%
AvidXchange Holdings, Inc.
(a)(b)
.......... 1,013,850 7,908,030
Cantaloupe, Inc.
(b)
.................. 260,845 1,486,817
Cass Information Systems, Inc. ......... 18,946 820,551
EVERTEC, Inc. .................... 476,158 16,070,332
Flywire Corp.
(a)(b)
................... 439,035 12,890,068
I3 Verticals, Inc., Class A
(a)(b)
........... 177,370 4,350,886
International Money Express, Inc.
(a)(b)
...... 244,603 6,305,865
Marqeta, Inc., Class A
(b)
.............. 3,367,884 15,391,230
NMI Holdings, Inc., Class A
(b)
........... 46,767 1,044,307
Payoneer Global, Inc.
(a)(b)
.............. 1,704,037 10,701,352
Priority Technology Holdings, Inc.
(b)
....... 118,171 424,234
Remitly Global, Inc.
(a)(b)
............... 776,988 13,169,947
StoneCo Ltd., Class A
(b)
.............. 1,114,211 10,629,573
Walker & Dunlop, Inc. ................ 163,840 12,479,693
113,672,885
Food Products — 1.4%
Benson Hill, Inc.
(a)(b)
................. 646,034 742,939
Beyond Meat, Inc.
(a)(b)
................ 479,709 7,785,677
BRC, Inc., Class A
(a)(b)
................ 200,033 1,028,170
Calavo Growers, Inc. ................ 136,907 3,938,814
Cal-Maine Foods, Inc. ................ 271,843 16,552,520
J & J Snack Foods Corp.
(a)
............ 118,819 17,611,352
John B Sanfilippo & Son, Inc. ........... 44,221 4,285,899
Lancaster Colony Corp. .............. 128,023 25,973,306
Local Bounti Corp.
(a)(b)
................ 468,372 373,339
Mission Produce, Inc.
(a)(b)
.............. 44,887 498,695
Simply Good Foods Co. (The)
(b)
......... 690,017 27,441,976
Sovos Brands, Inc.
(a)(b)
............... 209,536 3,495,061
SunOpta, Inc.
(a)(b)
................... 705,081 5,429,124
Tattooed Chef, Inc., Class A
(a)(b)
......... 354,495 503,383
Tootsie Roll Industries, Inc.
(a)
........... 109,453 4,915,521
Utz Brands, Inc., Class A
(a)
............ 447,715 7,373,866
Vital Farms, Inc.
(a)(b)
................. 234,472 3,587,422
131,537,064
Gas Utilities — 0.5%
Brookfield Infrastructure Corp., Class A .... 762,930 35,140,556
New Jersey Resources Corp. ........... 64,868 3,450,978
Southwest Gas Holdings, Inc. .......... 50,954 3,182,077
41,773,611

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation — 0.8%
ArcBest Corp. ..................... 60,598 $ 5,600,467
Daseke, Inc.
(b)
..................... 308,334 2,383,422
Marten Transport Ltd. ................ 337,425 7,069,054
PAM Transportation Services, Inc.
(b)
...... 49,478 1,416,555
Saia, Inc.
(a)(b)
...................... 205,800 55,994,064
Universal Logistics Holdings, Inc.
(a)
....... 39,466 1,150,434
Werner Enterprises, Inc. .............. 61,715 2,807,415
76,421,411
Health Care Equipment & Supplies — 6.6%
Alphatec Holdings, Inc.
(a)(b)
............. 502,983 7,846,535
Artivion, Inc.
(a)(b)
.................... 256,167 3,355,788
AtriCure, Inc.
(b)
.................... 231,395 9,591,323
Atrion Corp. ...................... 10,682 6,707,335
AxoGen, Inc.
(a)(b)
................... 316,468 2,990,623
Axonics, Inc.
(a)(b)
.................... 379,784 20,721,015
Cardiovascular Systems, Inc.
(b)
.......... 173,654 3,448,768
Cerus Corp.
(a)(b)
.................... 1,338,559 3,975,520
CONMED Corp.
(a)
.................. 225,659 23,436,944
Cutera, Inc.
(a)(b)
.................... 130,720 3,087,606
Embecta Corp. .................... 386,519 10,868,914
Figs, Inc., Class A
(a)(b)
................ 836,636 5,178,777
Glaukos Corp.
(b)
.................... 354,894 17,780,189
Haemonetics Corp.
(a)(b)
............... 387,038 32,027,395
Heska Corp.
(b)
..................... 75,684 7,388,272
Inari Medical, Inc.
(a)(b)
................ 341,053 21,056,612
Inogen, Inc.
(b)
..................... 10,391 129,680
Inspire Medical Systems, Inc.
(a)(b)
........ 221,546 51,857,272
iRadimed Corp. .................... 55,386 2,179,439
iRhythm Technologies, Inc.
(a)(b)
.......... 234,040 29,027,981
Lantheus Holdings, Inc.
(a)(b)
............ 529,402 43,707,429
LeMaitre Vascular, Inc. ............... 155,067 7,981,298
LivaNova plc
(b)
..................... 318,377 13,874,870
Merit Medical Systems, Inc.
(a)(b)
.......... 374,263 27,676,749
Mesa Laboratories, Inc.
(a)
............. 40,076 7,002,479
Nano-X Imaging Ltd.
(a)(b)
.............. 34,374 198,338
Neogen Corp.
(b)
.................... 1,546,364 28,638,661
Nevro Corp.
(b)
..................... 272,692 9,857,816
NuVasive, Inc.
(b)
.................... 406,217 16,780,824
Omnicell, Inc.
(a)(b)
................... 343,895 20,176,320
OrthoPediatrics Corp.
(a)(b)
.............. 118,410 5,244,379
Outset Medical, Inc.
(a)(b)
............... 376,848 6,934,003
Owlet, Inc., Class A
(a)(b)
............... 540,826 175,444
Paragon 28, Inc.
(a)(b)
................. 376,828 6,432,454
PROCEPT BioRobotics Corp.
(a)(b)
........ 201,460 5,721,464
Pulmonx Corp.
(b)
................... 262,083 2,930,088
RxSight, Inc.
(a)(b)
.................... 170,041 2,836,284
Senseonics Holdings, Inc.
(a)(b)
........... 3,701,498 2,628,064
Shockwave Medical, Inc.
(b)
............. 275,811 59,804,099
SI-BONE, Inc.
(a)(b)
................... 263,571 5,184,442
Sight Sciences, Inc.
(b)
................ 17,885 156,315
Silk Road Medical, Inc.
(a)(b)
............. 291,675 11,413,243
STAAR Surgical Co.
(a)(b)
............... 370,356 23,684,266
Surmodics, Inc.
(b)
................... 107,372 2,445,934
Tactile Systems Technology, Inc.
(b)
....... 55,516 911,573
Tenon Medical, Inc.
(a)(b)
............... 78,053 138,154
TransMedics Group, Inc.
(a)(b)
............ 235,128 17,806,243
Treace Medical Concepts, Inc.
(a)(b)
........ 287,515 7,242,503
UFP Technologies, Inc.
(a)(b)
............. 53,502 6,946,700
Utah Medical Products, Inc. ............ 25,920 2,456,438
Vicarious Surgical, Inc., Class A
(a)(b)
....... 450,834 1,023,393
ViewRay, Inc.
(a)(b)
................... 1,022,855 3,539,078
Zynex, Inc.
(a)(b)
..................... 171,367 2,056,404
616,261,737
Security
Shares
Shares Value
Health Care Providers & Services — 3.5%
23andMe Holding Co., Class A
(a)(b)
....... 842,305 $ 1,920,455
Addus HomeCare Corp.
(a)(b)
............ 48,513 5,179,248
Agiliti, Inc.
(a)(b)
..................... 214,529 3,428,173
AirSculpt Technologies, Inc.
(a)
........... 96,830 488,023
Alignment Healthcare, Inc.
(a)(b)
.......... 760,590 4,837,352
AMN Healthcare Services, Inc.
(a)(b)
....... 335,335 27,819,392
Apollo Medical Holdings, Inc.
(a)(b)
......... 302,290 11,024,516
Cano Health, Inc., Class A
(a)(b)
.......... 1,275,336 1,160,556
Clover Health Investments Corp.
(a)(b)
...... 2,999,483 2,534,863
CorVel Corp.
(b)
..................... 67,996 12,938,279
Cross Country Healthcare, Inc.
(a)(b)
....... 35,337 788,722
DocGo, Inc.
(a)(b)
.................... 641,790 5,551,484
Ensign Group, Inc. (The) .............. 419,137 40,044,349
HealthEquity, Inc.
(b)
.................. 644,133 37,817,048
Hims & Hers Health, Inc., Class A
(a)(b)
..... 790,195 7,838,734
Innovage Holding Corp.
(a)(b)
............ 24,434 194,983
Joint Corp. (The)
(b)
.................. 111,110 1,869,981
LifeStance Health Group, Inc.
(a)(b)
........ 32,385 240,621
ModivCare, Inc.
(b)
................... 31,705 2,665,756
National Research Corp. .............. 112,357 4,888,653
Oncology Institute, Inc. (The)
(a)(b)
......... 253,634 171,939
Option Care Health, Inc.
(a)(b)
............ 1,295,925 41,171,537
Owens & Minor, Inc.
(b)
................ 66,499 967,560
P3 Health Partners, Inc., Class A
(a)(b)
...... 119,663 126,843
Patterson Cos., Inc. ................. 534,074 14,297,161
Pennant Group, Inc. (The)
(b)
............ 203,177 2,901,368
PetIQ, Inc., Class A
(a)(b)
............... 166,860 1,908,878
Privia Health Group, Inc.
(a)(b)
............ 400,537 11,058,827
Progyny, Inc.
(b)
..................... 585,522 18,806,967
R1 RCM, Inc.
(a)(b)
................... 1,163,410 17,451,150
RadNet, Inc.
(a)(b)
.................... 387,387 9,696,297
Select Medical Holdings Corp.
(a)
......... 683,256 17,662,168
Surgery Partners, Inc.
(a)(b)
............. 349,932 12,062,156
US Physical Therapy, Inc. ............. 100,489 9,838,878
331,352,917
Health Care REITs — 0.1%
CareTrust REIT, Inc. ................. 70,178 1,374,085
Community Healthcare Trust, Inc. ........ 111,973 4,098,212
Universal Health Realty Income Trust ..... 102,879 4,949,509
10,421,806
Health Care Technology — 0.6%
Babylon Holdings Ltd., Class A
(a)(b)
....... 30,643 155,973
Evolent Health, Inc., Class A
(a)(b)
......... 635,483 20,621,423
HealthStream, Inc.
(b)
................. 16,807 455,470
NextGen Healthcare, Inc.
(a)(b)
........... 207,034 3,604,462
Nutex Health, Inc.
(a)(b)
................ 1,919,101 1,938,292
OptimizeRx Corp.
(b)
................. 126,026 1,843,760
Pear Therapeutics, Inc., Class A
(a)(b)
...... 193,296 49,290
Phreesia, Inc.
(b)
.................... 183,789 5,934,547
Schrodinger, Inc.
(a)(b)
................. 419,478 11,044,856
Simulations Plus, Inc.
(a)
............... 122,939 5,401,940
51,050,013
Hotel & Resort REITs — 0.0%
Hersha Hospitality Trust, Class A ........ 14,582 97,991
Hotels, Restaurants & Leisure — 3.5%
Accel Entertainment, Inc., Class A
(a)(b)
..... 437,057 3,981,589
Bloomin' Brands, Inc. ................ 491,554 12,608,360
Bluegreen Vacations Holding Corp. ....... 9,335 255,592
Brinker International, Inc.
(b)
............ 301,129 11,442,902
Century Casinos, Inc.
(a)(b)
.............. 161,521 1,183,949
Cheesecake Factory, Inc. (The) ......... 377,699 13,238,350
Cracker Barrel Old Country Store, Inc. ..... 171,520 19,484,672

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Growth ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Dave & Buster's Entertainment, Inc.
(b)
..... 332,296 $ 12,225,170
Denny's Corp.
(b)
.................... 311,165 3,472,601
Dine Brands Global, Inc. .............. 100,168 6,775,363
Everi Holdings, Inc.
(a)(b)
............... 360,907 6,189,555
F45 Training Holdings, Inc.
(a)(b)
.......... 282,275 327,439
First Watch Restaurant Group, Inc.
(a)(b)
..... 43,386 696,779
Full House Resorts, Inc.
(a)(b)
............ 67,448 487,649
Golden Entertainment, Inc.
(b)
........... 154,482 6,721,512
Hilton Grand Vacations, Inc.
(b)
.......... 660,968 29,366,808
Inspired Entertainment, Inc.
(b)
........... 111,900 1,431,201
International Game Technology plc ....... 164,848 4,417,926
Jack in the Box, Inc. ................. 22,474 1,968,498
Krispy Kreme, Inc.
(a)
................. 145,225 2,258,249
Kura Sushi USA, Inc., Class A
(a)(b)
........ 36,019 2,371,491
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 20,294 194,011
Monarch Casino & Resort, Inc. .......... 102,769 7,620,321
NeoGames SA
(a)(b)
.................. 101,907 1,548,986
Noodles & Co., Class A
(b)
............. 314,792 1,526,741
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 161,342 1,306,870
Papa John's International, Inc.
(a)
......... 182,545 13,678,097
Portillo's, Inc., Class A
(a)(b)
............. 247,336 5,285,570
RCI Hospitality Holdings, Inc. ........... 60,817 4,754,065
Red Rock Resorts, Inc., Class A ......... 173,998 7,755,091
Rush Street Interactive, Inc., Class A
(a)(b)
... 459,885 1,430,242
Ruth's Hospitality Group, Inc. ........... 243,795 4,003,114
Sabre Corp.
(a)(b)
.................... 528,633 2,267,836
SeaWorld Entertainment, Inc.
(a)(b)
........ 151,633 9,296,619
Shake Shack, Inc., Class A
(a)(b)
.......... 290,334 16,110,634
Sonder Holdings, Inc., Class A
(a)(b)
........ 1,473,295 1,115,432
Sweetgreen, Inc., Class A
(a)(b)
........... 684,465 5,366,206
Target Hospitality Corp.
(b)
............. 227,276 2,986,407
Texas Roadhouse, Inc. ............... 521,248 56,326,059
Wingstop, Inc. ..................... 231,872 42,567,062
Xponential Fitness, Inc., Class A
(b)
....... 46,163 1,402,894
327,447,912
Household Durables — 1.7%
Aterian, Inc.
(a)(b)
.................... 1,862 1,602
Cavco Industries, Inc.
(a)(b)
.............. 67,828 21,551,669
Century Communities, Inc. ............ 16,310 1,042,535
Dream Finders Homes, Inc., Class A
(a)(b)
.... 161,184 2,135,688
Green Brick Partners, Inc.
(a)(b)
........... 57,479 2,015,214
Helen of Troy Ltd.
(a)(b)
................ 184,926 17,599,407
Hovnanian Enterprises, Inc., Class A
(a)(b)
... 37,542 2,546,849
Installed Building Products, Inc. ......... 183,931 20,973,652
iRobot Corp.
(a)(b)
.................... 183,952 8,027,665
KB Home ........................ 104,818 4,211,587
LGI Homes, Inc.
(a)(b)
................. 11,240 1,281,697
Lovesac Co. (The)
(a)(b)
................ 108,778 3,143,684
M/I Homes, Inc.
(b)
................... 26,841 1,693,399
MDC Holdings, Inc. ................. 118,194 4,594,201
Meritage Homes Corp. ............... 18,464 2,155,857
Purple Innovation, Inc.
(a)(b)
............. 64,145 169,343
Skyline Champion Corp.
(a)(b)
............ 413,523 31,109,335
Sonos, Inc.
(a)(b)
..................... 988,274 19,389,936
Taylor Morrison Home Corp.
(a)(b)
......... 97,363 3,725,108
Tri Pointe Homes, Inc.
(b)
.............. 63,047 1,596,350
Vizio Holding Corp., Class A
(a)(b)
......... 526,349 4,831,884
Vuzix Corp.
(a)(b)
.................... 395,237 1,636,281
155,432,943
Household Products — 0.5%
Central Garden & Pet Co.
(b)
............ 28,297 1,161,875
Central Garden & Pet Co., Class A, NVS
(b)
.. 113,987 4,453,472
Energizer Holdings, Inc. .............. 553,809 19,217,173
Security
Shares
Shares Value
Household Products (continued)
WD-40 Co. ....................... 106,845 $ 19,023,752
43,856,272
Independent Power and Renewable Electricity Producers — 0.6%
Altus Power, Inc., Class A
(a)(b)
........... 281,253 1,541,266
Clearway Energy, Inc., Class A .......... 277,896 8,345,217
Clearway Energy, Inc., Class C ......... 642,373 20,125,546
Montauk Renewables, Inc.
(a)(b)
.......... 535,401 4,213,606
Ormat Technologies, Inc.
(a)
............ 228,369 19,358,840
53,584,475
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A ....... 177,129 3,510,697
Industrial REITs — 0.2%
Industrial Logistics Properties Trust ....... 61,641 189,238
Innovative Industrial Properties, Inc. ...... 215,476 16,374,021
16,563,259
Insurance — 1.5%
BRP Group, Inc., Class A
(a)(b)
........... 472,871 12,039,296
eHealth, Inc.
(b)
..................... 60,707 568,218
Goosehead Insurance, Inc., Class A
(b)
..... 128,912 6,729,207
HCI Group, Inc. .................... 49,315 2,643,284
Investors Title Co. .................. 2,095 316,345
Kinsale Capital Group, Inc.
(a)
........... 168,100 50,455,215
Palomar Holdings, Inc.
(a)(b)
............. 188,716 10,417,123
RLI Corp. ........................ 303,807 40,378,988
SiriusPoint Ltd.
(b)
................... 67,024 544,905
Skyward Specialty Insurance Group, Inc.
(b)
.. 9,098 198,973
Trupanion, Inc.
(a)(b)
.................. 302,744 12,984,690
Universal Insurance Holdings, Inc. ....... 36,851 671,425
137,947,669
Interactive Media & Services — 0.8%
Arena Group Holdings, Inc. (The)
(b)
....... 64,596 274,533
Cargurus, Inc., Class A
(a)(b)
............. 790,320 14,763,178
Cars.com, Inc.
(a)(b)
.................. 65,996 1,273,723
DHI Group, Inc.
(a)(b)
.................. 270,510 1,049,579
Eventbrite, Inc., Class A
(a)(b)
............ 524,502 4,500,227
EverQuote, Inc., Class A
(a)(b)
............ 153,653 2,135,777
Leafly Holdings, Inc.
(a)(b)
............... 289,344 115,709
MediaAlpha, Inc., Class A
(a)(b)
........... 192,087 2,877,463
QuinStreet, Inc.
(b)
................... 24,554 389,672
Shutterstock, Inc. ................... 183,944 13,354,334
Vimeo, Inc.
(b)
...................... 1,099,022 4,209,254
Vinco Ventures, Inc.
(a)(b)
............... 992,049 318,745
Wejo Group Ltd.
(a)(b)
................. 335,333 165,319
Yelp, Inc.
(a)(b)
...................... 522,810 16,050,267
Ziff Davis, Inc.
(a)(b)
................... 65,791 5,134,988
ZipRecruiter, Inc., Class A
(a)(b)
........... 563,370 8,980,118
75,592,886
IT Services — 0.6%
BigCommerce Holdings, Inc.
(a)(b)
......... 498,186 4,453,783
Brightcove, Inc.
(b)
................... 213,087 948,237
Cerberus Cyber Sentinel Corp.
(a)(b)
....... 346,279 117,042
Cyxtera Technologies, Inc., Class A
(a)(b)
.... 285,357 87,148
DigitalOcean Holdings, Inc.
(a)(b)
.......... 539,247 21,122,305
Edgio, Inc.
(a)(b)
..................... 979,461 774,852
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 416,115 4,768,678
Hackett Group, Inc. (The) ............. 168,199 3,108,317
Information Services Group, Inc. ......... 120,191 611,772
Perficient, Inc.
(b)
.................... 264,194 19,072,165
Squarespace, Inc., Class A
(b)
........... 59,766 1,898,766
Tucows, Inc., Class A
(a)(b)
.............. 76,118 1,480,495

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Unisys Corp.
(a)(b)
.................... 382,150 $ 1,482,742
59,926,302
Leisure Products — 0.3%
Acushnet Holdings Corp.
(a)
............ 74,577 3,798,952
Clarus Corp.
(a)
..................... 190,952 1,804,496
Latham Group, Inc.
(a)(b)
............... 331,824 949,017
Malibu Boats, Inc., Class A
(a)(b)
.......... 157,326 8,881,053
Marine Products Corp. ............... 60,235 794,500
MasterCraft Boat Holdings, Inc.
(b)
........ 132,044 4,018,099
Smith & Wesson Brands, Inc. ........... 23,770 292,609
Sturm Ruger & Co., Inc. .............. 121,851 6,999,121
27,537,847
Life Sciences Tools & Services — 0.7%
(b)
AbCellera Biologics, Inc.
(a)
............. 679,838 5,125,978
Adaptive Biotechnologies Corp. ......... 40,412 356,838
Akoya Biosciences, Inc. .............. 125,332 1,025,216
BioLife Solutions, Inc.
(a)
............... 18,368 399,504
Codexis, Inc.
(a)
..................... 467,490 1,935,409
CryoPort, Inc.
(a)
.................... 280,625 6,735,000
Cytek Biosciences, Inc.
(a)
.............. 886,503 8,146,962
Medpace Holdings, Inc. .............. 196,594 36,969,502
NanoString Technologies, Inc.
(a)
......... 323,261 3,200,284
OmniAb, Inc.
(a)
..................... 73,154 269,207
OmniAb, Inc., NVS
(d)
................. 11,722 —
Quanterix Corp. .................... 39,529 445,492
Science 37 Holdings, Inc. ............. 412,776 116,238
SomaLogic, Inc., Class A
(a)
............ 142,066 362,268
65,087,898
Machinery — 4.3%
Alamo Group, Inc. .................. 66,147 12,181,631
Albany International Corp., Class A ....... 47,083 4,207,337
Berkshire Grey, Inc., Class A
(a)(b)
......... 355,874 491,106
Blue Bird Corp.
(a)(b)
.................. 137,010 2,799,114
Chart Industries, Inc.
(a)(b)
.............. 330,969 41,503,513
CIRCOR International, Inc.
(b)
........... 41,466 1,290,422
Douglas Dynamics, Inc. .............. 176,880 5,640,703
Energy Recovery, Inc.
(a)(b)
............. 426,142 9,822,573
Enerpac Tool Group Corp., Class A
(a)
...... 442,978 11,295,939
ESCO Technologies, Inc. ............. 19,342 1,846,194
Evoqua Water Technologies Corp.
(a)(b)
..... 909,889 45,239,681
Federal Signal Corp. ................ 462,856 25,091,424
Franklin Electric Co., Inc. ............. 357,041 33,597,558
Gorman-Rupp Co. (The) .............. 34,141 853,525
Helios Technologies, Inc. .............. 251,925 16,475,895
Hillenbrand, Inc. ................... 269,116 12,791,083
Hyzon Motors, Inc., Class A
(a)(b)
......... 676,076 551,070
John Bean Technologies Corp.
(a)
......... 244,913 26,766,542
Kadant, Inc.
(a)
..................... 90,241 18,817,053
Lightning eMotors, Inc.
(a)(b)
............. 577,099 165,339
Lindsay Corp. ..................... 85,753 12,959,851
Luxfer Holdings plc ................. 83,628 1,413,313
Markforged Holding Corp.
(a)(b)
........... 117,117 112,292
Microvast Holdings, Inc.
(a)(b)
............ 767,729 951,984
Miller Industries, Inc. ................ 4,572 161,620
Mueller Industries, Inc. ............... 156,219 11,478,972
Mueller Water Products, Inc., Class A
(a)
.... 1,213,115 16,910,823
Nikola Corp.
(a)(b)
.................... 2,447,676 2,961,688
Omega Flex, Inc.
(a)
.................. 25,189 2,807,062
Proterra, Inc.
(a)(b)
................... 783,313 1,190,636
Proto Labs, Inc.
(a)(b)
.................. 35,182 1,166,283
RBC Bearings, Inc.
(a)(b)
............... 31,383 7,303,766
Sarcos Technology & Robotics Corp.
(a)(b)
... 819,941 389,226
Shyft Group, Inc. (The) ............... 269,189 6,124,050
Security
Shares
Shares Value
Machinery (continued)
Tennant Co. ...................... 66,488 $ 4,556,423
Terex Corp. ....................... 251,757 12,180,004
Titan International, Inc.
(a)(b)
............. 392,434 4,112,708
Trinity Industries, Inc. ................ 95,840 2,334,662
Velo3D, Inc.
(a)(b)
.................... 456,578 1,036,432
Wabash National Corp.
(a)
.............. 320,065 7,870,398
Watts Water Technologies, Inc., Class A .... 212,134 35,706,395
Xos, Inc.
(a)(b)
...................... 410,615 215,573
405,371,863
Media — 0.4%
AdTheorent Holding Co., Inc.
(a)(b)
......... 250,020 422,534
Boston Omaha Corp., Class A
(a)(b)
........ 12,699 300,585
Entravision Communications Corp., Class A . 325,822 1,971,223
Gambling.com Group Ltd.
(b)
............ 65,274 646,865
Gray Television, Inc. ................. 278,859 2,431,651
Innovid Corp.
(a)(b)
................... 530,406 747,872
Integral Ad Science Holding Corp.
(a)(b)
..... 95,195 1,358,433
John Wiley & Sons, Inc., Class A ........ 315,082 12,215,729
PubMatic, Inc., Class A
(a)(b)
............. 306,154 4,231,048
Quotient Technology, Inc.
(b)
............ 74,759 245,210
Sinclair Broadcast Group, Inc., Class A .... 310,484 5,327,905
Stagwell, Inc., Class A
(a)(b)
............. 58,387 433,232
TechTarget, Inc.
(a)(b)
................. 209,255 7,558,291
Thryv Holdings, Inc.
(a)(b)
............... 51,736 1,193,032
WideOpenWest, Inc.
(a)(b)
.............. 237,490 2,524,519
41,608,129
Metals & Mining — 1.4%
5E Advanced Materials, Inc.
(a)(b)
......... 298,831 1,619,664
Alpha Metallurgical Resources, Inc. ...... 117,686 18,359,016
ATI, Inc.
(a)(b)
....................... 962,398 37,976,225
Century Aluminum Co.
(b)
.............. 394,893 3,948,930
Commercial Metals Co. ............... 153,341 7,498,375
Compass Minerals International, Inc. ...... 265,844 9,115,791
Constellium SE, Class A
(b)
............. 518,400 7,921,152
Dakota Gold Corp.
(b)
................. 399,872 1,447,536
Hycroft Mining Holding Corp., Class A
(a)(b)
... 933,237 403,532
Ivanhoe Electric, Inc.
(a)(b)
.............. 178,458 2,168,265
Kaiser Aluminum Corp. ............... 122,655 9,153,743
Materion Corp. .................... 148,386 17,212,776
Novagold Resources, Inc.
(a)(b)
........... 1,778,882 11,064,646
Piedmont Lithium, Inc.
(a)(b)
............. 37,578 2,256,559
Ramaco Resources, Inc. .............. 177,009 1,559,449
Ryerson Holding Corp. ............... 7,461 271,431
Schnitzer Steel Industries, Inc., Class A .... 17,506 544,436
Warrior Met Coal, Inc. ................ 45,063 1,654,263
134,175,789
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 46,616 1,333,217
PennyMac Mortgage Investment Trust ..... 152,360 1,878,599
3,211,816
Office REITs — 0.0%
Corporate Office Properties Trust ........ 112,437 2,665,881
Postal Realty Trust, Inc., Class A ........ 93,553 1,423,877
4,089,758
Oil, Gas & Consumable Fuels — 4.3%
Amplify Energy Corp.
(a)(b)
.............. 212,950 1,462,966
Arch Resources, Inc., Class A .......... 115,434 15,174,954
Battalion Oil Corp.
(a)(b)
................ 24,996 164,224
Berry Corp. ....................... 99,695 782,606
Callon Petroleum Co.
(a)(b)
.............. 314,696 10,523,434
Chord Energy Corp. ................. 191,304 25,749,518

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Growth ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
CNX Resources Corp.
(a)(b)
............. 71,575 $ 1,146,631
Comstock Resources, Inc. ............. 711,846 7,680,818
CONSOL Energy, Inc. ................ 250,032 14,569,365
Crescent Energy Co, Class A ........... 315,031 3,563,001
CVR Energy, Inc. ................... 231,648 7,593,421
Delek US Holdings, Inc. .............. 544,824 12,503,711
Denbury, Inc.
(b)
.................... 388,652 34,057,575
Earthstone Energy, Inc., Class A
(a)(b)
...... 340,690 4,432,377
Empire Petroleum Corp.
(a)(b)
............ 75,562 937,724
Energy Fuels, Inc.
(a)(b)
................ 1,000,624 5,583,482
Equitrans Midstream Corp. ............ 772,596 4,465,605
Golar LNG Ltd.
(b)
................... 42,566 919,426
Gulfport Energy Corp.
(a)(b)
............. 85,870 6,869,600
HighPeak Energy, Inc.
(a)
.............. 52,894 1,216,562
Kinetik Holdings, Inc., Class A .......... 15,020 470,126
Kosmos Energy Ltd.
(a)(b)
............... 3,493,124 25,988,842
Magnolia Oil & Gas Corp., Class A ....... 1,361,849 29,797,256
Matador Resources Co. .............. 872,284 41,564,333
Murphy Oil Corp. ................... 498,260 18,425,655
NextDecade Corp.
(a)(b)
................ 241,502 1,200,265
Northern Oil and Gas, Inc. ............. 435,696 13,223,374
Par Pacific Holdings, Inc.
(b)
............ 381,396 11,136,763
PBF Energy, Inc., Class A ............. 207,610 9,001,970
Permian Resources Corp., Class A ....... 238,912 2,508,576
Ranger Oil Corp., Class A ............. 150,058 6,128,369
Riley Exploration Permian, Inc. .......... 52,068 1,981,708
Ring Energy, Inc.
(a)(b)
................. 278,323 528,814
SandRidge Energy, Inc.
(b)
............. 208,118 2,998,980
SilverBow Resources, Inc.
(a)(b)
.......... 90,591 2,070,004
Sitio Royalties Corp., Class A ........... 552,913 12,495,834
SM Energy Co.
(a)
................... 933,812 26,296,146
Talos Energy, Inc.
(a)(b)
................ 544,644 8,082,517
Tellurian, Inc.
(a)(b)
................... 3,966,919 4,879,310
Uranium Energy Corp.
(a)(b)
............. 2,774,622 7,990,911
Ur-Energy, Inc.
(a)(b)
.................. 1,479,033 1,567,775
VAALCO Energy, Inc. ................ 809,379 3,666,487
Vertex Energy, Inc.
(a)(b)
............... 374,965 3,704,654
Vital Energy, Inc.
(a)(b)
................. 128,867 5,868,603
W&T Offshore, Inc.
(b)
................ 610,000 3,098,800
404,073,072
Paper & Forest Products — 0.1%
Sylvamo Corp. .................... 249,886 11,559,726
Passenger Airlines — 0.2%
(b)
Allegiant Travel Co. ................. 51,882 4,772,106
Frontier Group Holdings, Inc. ........... 283,318 2,787,849
Joby Aviation, Inc., Class A
(a)
........... 1,823,693 7,914,828
Sun Country Airlines Holdings, Inc. ....... 252,338 5,172,929
20,647,712
Personal Care Products — 1.3%
Beauty Health Co. (The), Class A
(a)(b)
...... 605,375 7,645,886
BellRing Brands, Inc.
(a)(b)
.............. 1,036,551 35,242,734
elf Beauty, Inc.
(b)
................... 380,176 31,307,494
Herbalife Nutrition Ltd.
(b)
.............. 505,701 8,141,786
Inter Parfums, Inc. .................. 139,302 19,814,316
Medifast, Inc. ..................... 84,902 8,801,790
Nu Skin Enterprises, Inc., Class A ........ 160,286 6,300,843
Thorne HealthTech, Inc.
(a)(b)
............ 103,172 476,655
USANA Health Sciences, Inc.
(b)
......... 87,898 5,528,784
Veru, Inc.
(a)(b)
...................... 523,360 607,098
123,867,386
Security
Shares
Shares Value
Pharmaceuticals — 2.3%
Aclaris Therapeutics, Inc.
(b)
............ 505,326 $ 4,088,087
Amneal Pharmaceuticals, Inc., Class A
(a)(b)
.. 804,144 1,117,760
Amphastar Pharmaceuticals, Inc.
(a)(b)
...... 299,533 11,232,487
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 75,166 2,205,370
AN2 Therapeutics, Inc.
(b)
.............. 20,883 206,115
Arvinas, Inc.
(a)(b)
.................... 378,091 10,329,446
Axsome Therapeutics, Inc.
(a)(b)
.......... 247,069 15,239,216
Cassava Sciences, Inc.
(a)(b)
............ 295,672 7,131,609
Collegium Pharmaceutical, Inc.
(b)
........ 259,673 6,229,555
Corcept Therapeutics, Inc.
(a)(b)
.......... 668,549 14,480,771
Esperion Therapeutics, Inc.
(b)
........... 582,779 926,619
Evolus, Inc.
(a)(b)
.................... 281,113 2,378,216
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 91,226 268,204
Harmony Biosciences Holdings, Inc.
(b)
..... 204,370 6,672,681
Innoviva, Inc.
(a)(b)
................... 488,520 5,495,850
Intra-Cellular Therapies, Inc.
(a)(b)
......... 710,203 38,457,492
Ligand Pharmaceuticals, Inc.
(b)
.......... 14,819 1,090,086
Liquidia Corp.
(a)(b)
................... 227,617 1,572,833
NGM Biopharmaceuticals, Inc.
(a)(b)
........ 187,944 766,812
Ocular Therapeutix, Inc.
(a)(b)
............ 585,916 3,087,777
Pacira BioSciences, Inc.
(b)
............. 349,870 14,278,195
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 191,512 1,367,396
Phibro Animal Health Corp., Class A ...... 151,559 2,321,884
Provention Bio, Inc.
(b)
................ 417,135 10,052,954
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 178,151 16,197,489
Relmada Therapeutics, Inc.
(a)(b)
.......... 149,622 338,146
Revance Therapeutics, Inc.
(a)(b)
.......... 625,671 20,152,863
Scilex Holding Co.(Acquired 01/06/23, cost
$809,658)
(a)(b)(e)
.................. 77,257 626,296
SIGA Technologies, Inc. .............. 363,106 2,087,860
Theravance Biopharma, Inc.
(a)(b)
......... 451,441 4,898,135
Third Harmonic Bio, Inc.
(a)(b)
............ 39,645 163,337
Ventyx Biosciences, Inc.
(a)(b)
............ 193,109 6,469,152
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 975,507 1,590,076
213,520,769
Professional Services — 3.9%
ASGN, Inc.
(b)
...................... 379,601 31,381,615
Atlas Technical Consultants, Inc.
(b)
....... 106,802 1,301,916
Barrett Business Services, Inc. .......... 48,734 4,319,782
CBIZ, Inc.
(a)(b)
...................... 370,286 18,325,454
CRA International, Inc.
(a)
.............. 54,524 5,878,778
CSG Systems International, Inc. ......... 242,823 13,039,595
ExlService Holdings, Inc.
(b)
............ 251,484 40,697,656
Exponent, Inc. ..................... 396,004 39,477,639
First Advantage Corp.
(a)(b)
............. 35,730 498,791
Forrester Research, Inc.
(b)
............. 92,423 2,989,884
Franklin Covey Co.
(a)(b)
............... 96,557 3,714,548
HireRight Holdings Corp.
(a)(b)
........... 166,557 1,767,170
Huron Consulting Group, Inc.
(a)(b)
........ 92,561 7,439,127
IBEX Holdings Ltd.
(b)
................. 71,352 1,740,989
ICF International, Inc. ................ 101,515 11,136,195
Insperity, Inc. ...................... 278,040 33,795,762
Kforce, Inc. ....................... 154,283 9,756,857
Korn Ferry ....................... 407,015 21,058,956
Legalzoom.com, Inc.
(a)(b)
.............. 742,948 6,968,852
Maximus, Inc. ..................... 444,120 34,952,244
NV5 Global, Inc.
(a)(b)
................. 104,639 10,879,317
Planet Labs PBC
(a)(b)
................. 1,309,344 5,145,722
Red Violet, Inc.
(b)
................... 75,319 1,325,614
Sterling Check Corp.
(a)(b)
.............. 172,198 1,920,008
TriNet Group, Inc.
(a)(b)
................ 290,541 23,420,510
TTEC Holdings, Inc. ................. 146,500 5,454,195
Upwork, Inc.
(b)
..................... 938,083 10,619,099
Verra Mobility Corp., Class A
(a)(b)
......... 1,088,254 18,413,258

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Willdan Group, Inc.
(a)(b)
............... 10,338 $ 161,479
367,581,012
Real Estate Management & Development — 0.7%
Compass, Inc., Class A
(a)(b)
............ 2,141,349 6,916,557
Cushman & Wakefield plc
(a)(b)
........... 1,238,101 13,049,585
DigitalBridge Group, Inc., Class A ........ 1,104,363 13,241,312
Doma Holdings, Inc.
(a)(b)
............... 396,738 161,671
Douglas Elliman, Inc. ................ 58,473 181,851
eXp World Holdings, Inc. .............. 540,278 6,856,128
Forestar Group, Inc.
(b)
................ 35,790 556,892
Marcus & Millichap, Inc. .............. 200,049 6,423,573
Newmark Group, Inc., Class A .......... 74,742 529,173
Offerpad Solutions, Inc., Class A
(a)(b)
...... 482,244 254,143
Redfin Corp.
(a)(b)
.................... 828,010 7,501,771
RMR Group, Inc. (The), Class A ......... 82,850 2,173,984
St. Joe Co. (The)
(a)
.................. 270,787 11,267,447
69,114,087
Residential REITs — 0.1%
Bluerock Homes Trust, Inc., Class A
(b)
..... 15,546 308,122
Clipper Realty, Inc. .................. 104,950 602,413
NexPoint Residential Trust, Inc. ......... 167,874 7,331,057
UMH Properties, Inc. ................ 347,873 5,145,042
13,386,634
Retail REITs — 0.6%
Alexander's, Inc. ................... 17,531 3,396,631
CBL & Associates Properties, Inc.
(a)
....... 40,529 1,039,163
Phillips Edison & Co., Inc. ............. 914,569 29,833,241
Saul Centers, Inc. .................. 86,154 3,360,006
Tanger Factory Outlet Centers, Inc. ....... 796,301 15,631,389
53,260,430
Semiconductors & Semiconductor Equipment — 5.0%
ACM Research, Inc., Class A
(b)
.......... 47,071 550,731
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 131,627 3,547,348
Ambarella, Inc.
(a)(b)
.................. 288,176 22,310,586
Amkor Technology, Inc. ............... 157,194 4,090,188
Atomera, Inc.
(a)(b)
................... 158,528 1,009,823
Axcelis Technologies, Inc.
(b)
............ 252,149 33,598,854
CEVA, Inc.
(b)
...................... 180,193 5,483,273
Credo Technology Group Holding Ltd.
(a)(b)
... 756,904 7,130,036
Diodes, Inc.
(a)(b)
.................... 252,312 23,404,461
FormFactor, Inc.
(b)
.................. 598,646 19,066,875
Impinj, Inc.
(a)(b)
..................... 150,869 20,445,767
indie Semiconductor, Inc., Class A
(b)
...... 828,377 8,739,377
Kulicke & Soffa Industries, Inc.
(a)
......... 433,693 22,851,284
MACOM Technology Solutions Holdings, Inc.
(b)
422,105 29,901,918
MaxLinear, Inc.
(b)
................... 564,420 19,873,228
Onto Innovation, Inc.
(b)
............... 385,428 33,871,413
PDF Solutions, Inc.
(a)(b)
............... 233,937 9,918,929
Photronics, Inc.
(b)
................... 338,242 5,608,052
Power Integrations, Inc. .............. 442,385 37,443,466
Rambus, Inc.
(b)
.................... 699,405 35,851,500
Semtech Corp.
(b)
................... 487,592 11,770,471
Silicon Laboratories, Inc.
(a)(b)
............ 246,054 43,081,595
SiTime Corp.
(a)(b)
................... 125,603 17,864,515
SkyWater Technology, Inc.
(b)
........... 93,619 1,065,384
SMART Global Holdings, Inc.
(a)(b)
........ 379,750 6,546,890
Synaptics, Inc.
(b)
................... 307,676 34,198,187
Transphorm, Inc.
(b)
.................. 172,814 689,528
Ultra Clean Holdings, Inc.
(a)(b)
........... 120,629 4,000,058
Veeco Instruments, Inc.
(b)
............. 319,588 6,752,895
470,666,632
Security
Shares
Shares Value
Software — 8.1%
8x8, Inc.
(a)(b)
....................... 869,092 $ 3,624,114
A10 Networks, Inc. .................. 392,849 6,085,231
ACI Worldwide, Inc.
(a)(b)
............... 867,877 23,415,321
Agilysys, Inc.
(b)
.................... 154,528 12,750,105
Alarm.com Holdings, Inc.
(a)(b)
........... 373,484 18,778,776
Alkami Technology, Inc.
(a)(b)
............ 285,154 3,610,050
Altair Engineering, Inc., Class A
(a)(b)
....... 402,931 29,055,354
American Software, Inc., Class A ........ 187,911 2,369,558
Amplitude, Inc., Class A
(a)(b)
............ 435,707 5,420,195
Appfolio, Inc., Class A
(a)(b)
............. 152,429 18,974,362
Appian Corp., Class A
(a)(b)
............. 310,318 13,771,913
Applied Digital Corp.
(b)
............... 197,022 441,329
Arteris, Inc.
(a)(b)
..................... 124,517 526,707
Asana, Inc., Class A
(b)
................ 568,426 12,010,841
AvePoint, Inc., Class A
(a)(b)
............. 1,022,169 4,211,336
Blackbaud, Inc.
(a)(b)
.................. 341,631 23,675,028
Blackline, Inc.
(b)
.................... 428,594 28,780,087
Box, Inc., Class A
(a)(b)
................ 1,082,673 29,004,810
C3.ai, Inc., Class A
(a)(b)
............... 86,105 2,890,545
Clear Secure, Inc., Class A ............ 498,518 13,046,216
CommVault Systems, Inc.
(b)
............ 346,572 19,664,495
Consensus Cloud Solutions, Inc.
(a)(b)
...... 71,794 2,447,457
Couchbase, Inc.
(a)(b)
................. 217,124 3,052,763
CS Disco, Inc.
(a)(b)
................... 170,610 1,132,850
Digimarc Corp.
(a)(b)
.................. 98,475 1,935,034
Digital Turbine, Inc.
(a)(b)
............... 724,444 8,954,128
Domo, Inc., Class B
(b)
................ 238,990 3,391,268
Ebix, Inc. ........................ 44,693 589,501
eGain Corp.
(b)
..................... 71,867 545,471
Enfusion, Inc., Class A
(b)
.............. 208,840 2,192,820
EngageSmart, Inc.
(a)(b)
................ 275,989 5,312,788
Envestnet, Inc.
(a)(b)
.................. 397,034 23,293,985
Everbridge, Inc.
(b)
................... 310,931 10,779,978
EverCommerce, Inc.
(a)(b)
.............. 27,248 288,284
ForgeRock, Inc., Class A
(a)(b)
........... 244,079 5,028,027
Instructure Holdings, Inc.
(a)(b)
........... 14,423 373,556
Intapp, Inc.
(a)(b)
..................... 112,769 5,056,562
InterDigital, Inc. .................... 86,886 6,333,989
IronNet, Inc.
(a)(b)
.................... 483,366 169,952
LivePerson, Inc.
(b)
.................. 548,369 2,418,307
Matterport, Inc., Class A
(a)(b)
............ 1,248,739 3,409,057
MeridianLink, Inc.
(a)(b)
................ 177,172 3,065,076
MicroStrategy, Inc., Class A
(a)(b)
.......... 44,153 12,906,805
Mitek Systems, Inc.
(b)
................ 310,015 2,973,044
Model N, Inc.
(a)(b)
................... 290,477 9,722,265
Momentive Global, Inc.
(b)
.............. 1,007,588 9,390,720
N-able, Inc.
(a)(b)
.................... 463,618 6,119,758
NextNav, Inc.
(a)(b)
................... 531,715 1,079,381
OneSpan, Inc.
(b)
.................... 112,539 1,969,433
PagerDuty, Inc.
(a)(b)
.................. 668,120 23,370,838
PowerSchool Holdings, Inc., Class A
(b)
..... 124,672 2,470,999
Progress Software Corp. .............. 334,968 19,243,912
PROS Holdings, Inc.
(b)
............... 208,418 5,710,653
Q2 Holdings, Inc.
(a)(b)
................. 434,598 10,699,803
Qualys, Inc.
(a)(b)
.................... 299,381 38,925,518
Rapid7, Inc.
(b)
..................... 458,686 21,058,274
Rimini Street, Inc.
(b)
................. 374,587 1,543,298
Sapiens International Corp. NV ......... 182,419 3,962,141
ShotSpotter, Inc.
(a)(b)
................. 68,497 2,693,302
Sprout Social, Inc., Class A
(a)(b)
.......... 361,128 21,985,473
SPS Commerce, Inc.
(b)
............... 281,471 42,868,033
Sumo Logic, Inc.
(b)
.................. 590,745 7,077,125
Telos Corp.
(a)(b)
..................... 417,384 1,055,982
Tenable Holdings, Inc.
(a)(b)
............. 866,882 41,185,564
Terawulf, Inc.
(a)(b)
................... 254,916 239,060

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Growth ETF
40
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Varonis Systems, Inc.
(b)
............... 828,507 $ 21,549,467
Verint Systems, Inc.
(a)(b)
............... 455,105 16,948,110
Veritone, Inc.
(a)(b)
................... 234,865 1,369,263
Viant Technology, Inc., Class A
(b)
......... 105,080 457,098
Weave Communications, Inc.
(a)(b)
........ 245,485 1,220,060
WM Technology, Inc., Class A
(a)(b)
........ 518,017 439,900
Workiva, Inc., Class A
(a)(b)
............. 369,575 37,848,176
Yext, Inc.
(b)
....................... 870,156 8,362,199
Zeta Global Holdings Corp., Class A
(a)(b)
.... 857,474 9,286,443
Zuora, Inc., Class A
(b)
................ 974,792 9,630,945
757,240,268
Specialized REITs — 0.3%
Four Corners Property Trust, Inc. ........ 67,416 1,810,794
Gladstone Land Corp.
(a)
.............. 139,156 2,316,947
Outfront Media, Inc. ................. 1,134,679 18,415,840
PotlatchDeltic Corp. ................. 61,892 3,063,654
25,607,235
Specialty Retail — 1.8%
Arko Corp.
(a)
...................... 656,752 5,575,824
Asbury Automotive Group, Inc.
(a)(b)
........ 49,643 10,425,030
Bed Bath & Beyond, Inc.
(a)(b)
............ 495,117 211,613
Boot Barn Holdings, Inc.
(a)(b)
............ 228,394 17,504,116
Buckle, Inc. (The) .................. 216,445 7,724,922
Build-A-Bear Workshop, Inc. ........... 74,295 1,726,616
Caleres, Inc. ...................... 264,216 5,714,992
Camping World Holdings, Inc., Class A .... 296,114 6,179,899
CarParts.com, Inc.
(b)
................. 388,668 2,075,487
Chico's FAS, Inc.
(a)(b)
................. 670,489 3,687,690
Children's Place, Inc. (The)
(a)(b)
.......... 59,333 2,388,153
Citi Trends, Inc.
(a)(b)
.................. 5,090 96,812
Designer Brands, Inc., Class A .......... 269,274 2,353,455
Destination XL Group, Inc.
(a)(b)
.......... 228,327 1,258,082
Duluth Holdings, Inc., Class B
(a)(b)
........ 47,281 301,653
EVgo, Inc., Class A
(a)(b)
............... 104,623 815,013
Franchise Group, Inc. ................ 188,983 5,149,787
Guess?, Inc. ...................... 234,063 4,554,866
Hibbett, Inc. ...................... 77,159 4,550,838
Lulu's Fashion Lounge Holdings, Inc.
(a)(b)
... 119,288 283,905
MarineMax, Inc.
(a)(b)
................. 11,746 337,698
Murphy USA, Inc.
(a)
................. 155,848 40,216,576
National Vision Holdings, Inc.
(a)(b)
........ 37,207 700,980
OneWater Marine, Inc., Class A
(b)
........ 5,493 153,639
PetMed Express, Inc. ................ 141,116 2,291,724
RealReal, Inc. (The)
(a)(b)
............... 96,101 121,087
Rent the Runway, Inc., Class A
(a)(b)
....... 354,392 1,010,017
Revolve Group, Inc., Class A
(a)(b)
......... 316,300 8,318,690
Sally Beauty Holdings, Inc.
(a)(b)
.......... 768,111 11,967,169
Sleep Number Corp.
(a)(b)
.............. 73,575 2,237,416
Stitch Fix, Inc., Class A
(a)(b)
............. 248,451 1,269,585
ThredUp, Inc., Class A
(b)
.............. 37,473 94,807
Torrid Holdings, Inc.
(a)(b)
............... 55,300 241,108
Upbound Group, Inc. ................ 386,810 9,480,713
Warby Parker, Inc., Class A
(a)(b)
.......... 653,692 6,922,598
167,942,560
Technology Hardware, Storage & Peripherals — 0.5%
(b)
Avid Technology, Inc.
(a)
............... 169,511 5,420,962
CompoSecure, Inc., Class A ........... 52,245 384,523
Corsair Gaming, Inc.
(a)
............... 178,970 3,284,100
Diebold Nixdorf, Inc.
(a)
................ 430,537 516,644
IonQ, Inc.
(a)
....................... 119,143 732,729
Super Micro Computer, Inc.
(a)
........... 363,868 38,770,135
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Turtle Beach Corp. .................. 103,432 $ 1,036,389
50,145,482
Textiles, Apparel & Luxury Goods — 1.3%
Allbirds, Inc., Class A
(b)
............... 189,813 227,776
Crocs, Inc.
(a)(b)
..................... 469,718 59,391,144
Ermenegildo Zegna NV
(a)
............. 103,468 1,411,303
Kontoor Brands, Inc. ................. 430,562 20,834,895
Oxford Industries, Inc. ............... 80,193 8,467,579
Rocky Brands, Inc. .................. 6,748 155,676
Steven Madden Ltd. ................. 595,542 21,439,512
Wolverine World Wide, Inc. ............ 597,517 10,187,665
122,115,550
Tobacco — 0.1%
22nd Century Group, Inc.
(a)(b)
........... 1,218,446 936,985
Turning Point Brands, Inc. ............. 115,185 2,418,885
Vector Group Ltd. .................. 164,288 1,973,099
5,328,969
Trading Companies & Distributors — 1.8%
Alta Equipment Group, Inc., Class A ...... 23,351 370,113
Applied Industrial Technologies, Inc. ...... 297,626 42,301,583
Beacon Roofing Supply, Inc.
(a)(b)
......... 278,955 16,416,502
Boise Cascade Co. ................. 63,228 3,999,171
Custom Truck One Source, Inc.
(a)(b)
....... 131,915 895,703
Distribution Solutions Group, Inc.
(a)(b)
...... 32,877 1,494,588
GATX Corp. ...................... 15,923 1,751,848
Global Industrial Co. ................. 76,803 2,061,393
GMS, Inc.
(b)
....................... 322,126 18,647,874
H&E Equipment Services, Inc. .......... 248,755 11,002,434
Herc Holdings, Inc. .................. 194,382 22,140,110
Hudson Technologies, Inc.
(a)(b)
.......... 337,769 2,948,723
Karat Packaging, Inc. ................ 42,164 562,046
McGrath RentCorp .................. 189,928 17,722,182
MRC Global, Inc.
(b)
.................. 648,419 6,302,633
Textainer Group Holdings Ltd. .......... 46,182 1,482,904
Transcat, Inc.
(a)(b)
................... 56,241 5,027,383
Veritiv Corp.
(a)
..................... 101,086 13,660,762
Xometry, Inc., Class A
(a)(b)
............. 264,872 3,965,134
172,753,086
Water Utilities — 0.4%
American States Water Co.
(a)
........... 138,697 12,328,776
Artesian Resources Corp., Class A, NVS
(a)
.. 47,130 2,609,117
California Water Service Group ......... 112,892 6,570,314
Global Water Resources, Inc. ........... 113,774 1,414,211
Middlesex Water Co. ................ 49,281 3,849,832
Pure Cycle Corp.
(b)
.................. 161,573 1,526,865
York Water Co. (The) ................ 114,873 5,134,823
33,433,938
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(b)
...................... 30,758 445,991
Total Common Stocks — 99.8%
(Cost: $10,384,440,239) ........................... 9,355,767,556

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(b)(d)
Contra Aduro Biotech I, CVR ........... 105,692 $ 268,351
Oncternal Therapeutics, Inc., CVR
(a)
...... 6,020 6,170
Total Rights — 0.0%
(Cost: $12,341) ................................ 274,521
Total Long-Term Investments — 99.8%
(Cost: $10,384,452,580) ........................... 9,356,042,077
Short-Term Securities
Money Market Funds — 14.9%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(h)
............ 1,385,062,733 1,385,478,252
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 12,196,139 12,196,139
Total Short-Term Securities — 14.9%
(Cost: $1,396,905,311) ........................... 1,397,674,391
Total Investments — 114.7%
(Cost: $11,781,357,891 ) ........................... 10,753,716,468
Liabilities in Excess of Other Assets — (14.7)% ........... (1,375,494,274)
Net Assets — 100.0% ..............................
$ 9,378,222,194
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $626,296, representing less than 0.05% of its net assets as of period end, and an original cost of $809,658.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,616,083,640 $ — $ (231,454,182)
(a)
$ 97,715 $ 751,079 $ 1,385,478,252 1,385,062,733 $ 22,408,974
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 11,160,000 1,036,139
(a)
— — — 12,196,139 12,196,139 465,833 23
$ 97,715 $ 751,079 $ 1,397,674,391 $ 22,874,807 $ 23
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Growth ETF
42
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 196 06/16/23 $ 17,772 $ 550,538
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 550,538 $ — $ — $ — $ 550,538
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (3,707,187) $ — $ — $ — $ (3,707,187)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 114,220 $ — $ — $ — $ 114,220
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 21,110,349

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
43
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,355,141,257 $ 626,296 $ 3 $ 9,355,767,556
Rights ................................................ — — 274,521 274,521
Short-Term Securities
Money Market Funds ...................................... 1,397,674,391 — — 1,397,674,391
$ 10,752,815,648 $ 626,296 $ 274,524 $ 10,753,716,468
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 550,538 $ — $ — $ 550,538
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
ishares Annual Report to Shareholders
Schedule of Investments
March 31, 2023
iShares
®
Russell 2000 Value ETF
44
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
AAR Corp.
(a)
...................... 342,425 $ 18,679,284
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 203,243 11,416,159
AerSale Corp.
(a)(b)
................... 254,482 4,382,180
Archer Aviation, Inc., Class A
(a)(b)
......... 1,498,400 4,285,424
Astra Space, Inc., Class A
(a)(b)
........... 1,589,472 675,526
Astronics Corp.
(a)
................... 264,343 3,531,623
Ducommun, Inc.
(a)
.................. 114,218 6,248,867
Kaman Corp. ..................... 289,261 6,612,506
Kratos Defense & Security Solutions, Inc.
(a)
. 1,275,806 17,197,865
Maxar Technologies, Inc. .............. 758,668 38,737,588
Momentus, Inc., Class A
(a)(b)
............ 349,077 204,210
Moog, Inc., Class A ................. 245,819 24,766,264
National Presto Industries, Inc. .......... 51,891 3,740,822
Park Aerospace Corp. ................ 196,011 2,636,348
Parsons Corp.
(a)
.................... 350,468 15,679,938
Redwire Corp.
(a)(b)
................... 186,957 566,480
Terran Orbital Corp.
(a)(b)
............... 410,224 754,812
Triumph Group, Inc.
(a)
................ 658,459 7,631,540
V2X, Inc.
(a)(b)
...................... 123,156 4,891,756
Virgin Galactic Holdings, Inc.
(a)(b)
......... 1,322,844 5,357,518
177,996,710
Air Freight & Logistics — 0.3%
(a)
Air Transport Services Group, Inc.
(b)
...... 370,019 7,707,496
Hub Group, Inc., Class A
(b)
............. 333,277 27,975,272
Radiant Logistics, Inc. ............... 289,506 1,899,159
37,581,927
Automobile Components — 1.2%
Adient plc
(a)
....................... 981,093 40,185,569
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
........................... 1,096,138 8,560,838
Dana, Inc. ........................ 1,336,263 20,110,758
Goodyear Tire & Rubber Co. (The)
(a)
...... 2,896,713 31,921,777
Modine Manufacturing Co.
(a)
........... 514,864 11,867,615
Motorcar Parts of America, Inc.
(a)(b)
....... 194,764 1,449,044
Patrick Industries, Inc. ............... 200,285 13,781,611
Solid Power, Inc., Class A
(a)(b)
........... 815,185 2,453,707
Standard Motor Products, Inc. .......... 208,180 7,683,924
Stoneridge, Inc.
(a)(b)
.................. 232,068 4,339,672
142,354,515
Automobiles — 0.2%
(b)
Cenntro Electric Group Ltd.
(a)
........... 1,843,723 851,432
Faraday Future Intelligent Electric, Inc.
(a)
... 2,499,001 884,896
Lordstown Motors Corp., Class A
(a)
....... 1,799,431 1,193,203
Winnebago Industries, Inc. ............ 307,630 17,750,251
Workhorse Group, Inc.
(a)
.............. 121,422 161,491
20,841,273
Banks — 16.1%
1st Source Corp. ................... 170,357 7,350,905
ACNB Corp. ...................... 86,249 2,807,405
Amalgamated Financial Corp. .......... 187,920 3,324,305
Amerant Bancorp, Inc., Class A ......... 288,701 6,282,134
American National Bankshares, Inc. ...... 108,761 3,447,724
Ameris Bancorp .................... 675,808 24,721,057
Arrow Financial Corp. ................ 148,764 3,705,711
Associated Banc-Corp. ............... 1,562,578 28,095,152
Atlantic Union Bankshares Corp. ........ 766,847 26,877,987
Axos Financial, Inc.
(a)
................ 531,347 19,617,331
Banc of California, Inc. ............... 544,947 6,828,186
BancFirst Corp. .................... 82,866 6,886,165
Bancorp, Inc. (The)
(a)(b)
............... 228,523 6,364,366
Bank First Corp.
(b)
.................. 79,643 5,860,132
Security
Shares
Shares Value
Banks (continued)
Bank of Marin Bancorp ............... 173,658 $ 3,801,374
Bank of NT Butterfield & Son Ltd. (The) .... 488,027 13,176,729
BankUnited, Inc. ................... 748,502 16,901,175
Bankwell Financial Group, Inc. .......... 65,350 1,624,601
Banner Corp. ..................... 336,243 18,281,532
Bar Harbor Bankshares .............. 156,970 4,151,856
BayCom Corp.
(b)
................... 117,044 1,999,111
BCB Bancorp, Inc. .................. 154,792 2,032,419
Berkshire Hills Bancorp, Inc. ........... 442,817 11,096,994
Blue Foundry Bancorp
(a)(b)
............. 266,912 2,541,002
Blue Ridge Bankshares, Inc. ........... 174,022 1,775,024
Bridgewater Bancshares, Inc.
(a)(b)
........ 172,615 1,871,147
Brookline Bancorp, Inc. ............... 852,796 8,954,358
Business First Bancshares, Inc. ......... 249,013 4,265,593
Byline Bancorp, Inc. ................. 262,280 5,670,494
Cadence Bank .................... 1,588,817 32,983,841
Cambridge Bancorp ................. 73,026 4,732,815
Camden National Corp. .............. 155,105 5,613,250
Capital Bancorp, Inc. ................ 94,438 1,571,448
Capital City Bank Group, Inc. ........... 146,913 4,306,020
Capitol Federal Financial, Inc. .......... 1,304,478 8,779,137
Capstar Financial Holdings, Inc. ......... 217,496 3,295,064
Carter Bankshares, Inc.
(a)
............. 258,802 3,623,228
Cathay General Bancorp .............. 731,953 25,267,018
Central Pacific Financial Corp. .......... 249,654 4,468,807
Citizens & Northern Corp. ............. 162,258 3,469,076
City Holding Co. ................... 144,303 13,114,257
Civista Bancshares, Inc. .............. 165,898 2,800,358
CNB Financial Corp. ................. 217,247 4,171,142
Colony Bankcorp, Inc. ............... 175,008 1,785,082
Columbia Financial, Inc.
(a)(b)
............ 232,676 4,253,317
Community Bank System, Inc. .......... 508,944 26,714,471
Community Trust Bancorp, Inc. ......... 167,503 6,356,739
ConnectOne Bancorp, Inc. ............ 394,095 6,967,600
CrossFirst Bankshares, Inc.
(a)(b)
......... 465,953 4,883,187
Customers Bancorp, Inc.
(a)
............. 301,696 5,587,410
CVB Financial Corp. ................. 1,372,557 22,894,251
Dime Community Bancshares, Inc. ....... 338,884 7,699,444
Eagle Bancorp, Inc. ................. 303,421 10,155,501
Eastern Bankshares, Inc. ............. 1,279,063 16,141,775
Enterprise Bancorp, Inc. .............. 97,053 3,053,287
Enterprise Financial Services Corp. ...... 372,265 16,599,296
Equity Bancshares, Inc., Class A ........ 159,888 3,896,471
Esquire Financial Holdings, Inc. ......... 13,265 518,661
Farmers & Merchants Bancorp, Inc. ...... 91,803 2,232,649
Farmers National Banc Corp. ........... 367,346 4,643,253
FB Financial Corp. .................. 383,481 11,918,589
Financial Institutions, Inc. ............. 163,803 3,158,122
First Bancorp ..................... 377,877 13,422,191
First BanCorp ..................... 1,681,383 19,201,394
First Bancorp, Inc. (The) .............. 103,374 2,676,353
First Bancshares, Inc. (The) ............ 268,276 6,929,569
First Bank ........................ 157,258 1,588,306
First Busey Corp. ................... 549,662 11,180,125
First Business Financial Services, Inc. ..... 89,617 2,734,215
First Commonwealth Financial Corp. ...... 963,967 11,982,110
First Community Bankshares, Inc. ....... 170,678 4,275,484
First Financial Bancorp ............... 903,174 19,662,098
First Financial Corp. ................. 125,771 4,713,897
First Foundation, Inc. ................ 543,814 4,051,414
First Guaranty Bancshares, Inc.
(b)
........ 54,025 846,572
First Internet Bancorp ................ 86,727 1,444,005
First Interstate BancSystem, Inc., Class A .. 933,170 27,864,456
First Merchants Corp. ................ 602,926 19,866,412
First Mid Bancshares, Inc. ............. 203,801 5,547,463

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Value ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First of Long Island Corp. (The) ......... 234,918 $ 3,171,393
First Western Financial, Inc.
(a)
.......... 84,607 1,675,219
Five Star Bancorp .................. 82,816 1,767,293
Flushing Financial Corp. .............. 300,219 4,470,261
Fulton Financial Corp. ................ 1,701,216 23,510,805
FVCBankcorp, Inc.
(a)(b)
............... 146,987 1,565,412
German American Bancorp, Inc. ......... 299,272 9,986,707
Glacier Bancorp, Inc.
(b)
............... 1,002,591 42,118,848
Great Southern Bancorp, Inc. ........... 104,018 5,271,632
Guaranty Bancshares, Inc. ............ 84,865 2,365,188
Hancock Whitney Corp. .............. 887,161 32,292,660
Hanmi Financial Corp. ............... 298,593 5,544,872
HarborOne Bancorp, Inc. ............. 464,294 5,664,387
HBT Financial, Inc. .................. 126,305 2,490,735
Heartland Financial USA, Inc. .......... 434,717 16,675,744
Heritage Commerce Corp. ............. 634,788 5,287,784
Heritage Financial Corp. .............. 353,863 7,572,668
Hilltop Holdings, Inc. ................. 523,708 15,538,416
Hingham Institution for Savings (The)
(b)
.... 14,755 3,444,407
Home Bancorp, Inc. ................. 75,914 2,507,439
Home BancShares, Inc. .............. 1,958,646 42,522,205
HomeStreet, Inc. ................... 181,842 3,271,338
HomeTrust Bancshares, Inc. ........... 130,904 3,218,929
Hope Bancorp, Inc. ................. 1,118,299 10,981,696
Horizon Bancorp, Inc. ................ 420,149 4,646,848
Independent Bank Corp. .............. 637,517 31,736,080
Independent Bank Group, Inc. .......... 368,288 17,070,149
International Bancshares Corp. ......... 560,198 23,987,678
John Marshall Bancorp, Inc. ........... 116,464 2,515,622
Kearny Financial Corp. ............... 622,975 5,058,557
Lakeland Bancorp, Inc. ............... 662,070 10,354,775
Lakeland Financial Corp. .............. 23,394 1,465,400
Live Oak Bancshares, Inc.
(b)
............ 78,289 1,907,903
Luther Burbank Corp. ................ 164,867 1,562,939
Macatawa Bank Corp. ............... 300,803 3,074,207
Mercantile Bank Corp. ............... 171,196 5,235,174
Metrocity Bankshares, Inc. ............ 148,840 2,543,676
Metropolitan Bank Holding Corp.
(a)
....... 100,969 3,421,839
Mid Penn Bancorp, Inc. ............... 154,406 3,954,338
Midland States Bancorp, Inc. ........... 221,782 4,750,570
MidWestOne Financial Group, Inc. ....... 152,662 3,728,006
MVB Financial Corp. ................ 106,472 2,197,582
National Bank Holdings Corp., Class A .... 278,875 9,331,157
NBT Bancorp, Inc. .................. 417,441 14,071,936
Nicolet Bankshares, Inc.
(a)(b)
............ 115,381 7,274,772
Northeast Bank .................... 69,173 2,328,363
Northfield Bancorp, Inc. .............. 444,368 5,234,655
Northwest Bancshares, Inc. ............ 1,193,088 14,352,849
OceanFirst Financial Corp. ............ 620,031 11,458,173
OFG Bancorp ..................... 469,943 11,720,378
Old National Bancorp ................ 3,053,101 44,025,716
Old Second Bancorp, Inc. ............. 441,081 6,201,599
Origin Bancorp, Inc. ................. 241,685 7,770,173
Orrstown Financial Services, Inc. ........ 108,653 2,157,849
Pacific Premier Bancorp, Inc. ........... 901,554 21,655,327
Park National Corp. ................. 147,322 17,467,970
Parke Bancorp, Inc. ................. 105,134 1,869,282
Pathward Financial, Inc. .............. 199,226 8,265,887
PCB Bancorp ..................... 131,553 1,906,203
Peapack-Gladstone Financial Corp.
(b)
..... 185,078 5,482,010
Peoples Bancorp, Inc. ............... 301,679 7,768,234
Peoples Financial Services Corp. ........ 71,902 3,116,952
Pioneer Bancorp, Inc.
(a)(b)
.............. 127,622 1,258,353
Preferred Bank .................... 97,374 5,337,069
Premier Financial Corp. .............. 376,864 7,812,391
Security
Shares
Shares Value
Banks (continued)
Primis Financial Corp. ................ 235,731 $ 2,270,090
Provident Bancorp, Inc.
(b)
............. 149,051 1,019,509
Provident Financial Services, Inc. ........ 725,083 13,907,092
QCR Holdings, Inc. ................. 168,616 7,403,929
RBB Bancorp ..................... 156,859 2,431,314
Red River Bancshares, Inc. ............ 43,845 2,109,383
Renasant Corp. .................... 534,959 16,359,046
Republic Bancorp, Inc., Class A ......... 92,781 3,936,698
Republic First Bancorp, Inc.
(a)(b)
......... 637,309 866,740
S&T Bancorp, Inc. .................. 380,064 11,953,013
Sandy Spring Bancorp, Inc. ............ 465,234 12,086,779
Seacoast Banking Corp. of Florida ....... 741,345 17,569,876
Shore Bancshares, Inc. ............... 192,019 2,742,031
Sierra Bancorp .................... 147,438 2,538,882
Simmons First National Corp., Class A .... 1,192,036 20,848,710
SmartFinancial, Inc. ................. 164,737 3,812,014
South Plains Financial, Inc. ............ 107,340 2,298,149
Southern First Bancshares, Inc.
(a)(b)
....... 81,609 2,505,396
Southern Missouri Bancorp, Inc. ......... 81,402 3,045,249
Southside Bancshares, Inc. ............ 310,071 10,294,357
SouthState Corp. ................... 778,300 55,461,658
Stellar Bancorp, Inc. ................. 473,565 11,654,435
Sterling Bancorp, Inc.
(a)(b)
.............. 177,663 1,005,573
Stock Yards Bancorp, Inc. ............. 50,477 2,783,302
Summit Financial Group, Inc. ........... 115,333 2,393,160
Texas Capital Bancshares, Inc.
(a)
........ 507,954 24,869,428
Third Coast Bancshares, Inc.
(a)(b)
......... 122,352 1,922,150
Tompkins Financial Corp. ............. 146,000 9,666,660
Towne Bank ...................... 729,705 19,446,638
TriCo Bancshares .................. 328,843 13,676,580
Triumph Financial, Inc.
(a)(b)
............. 148,836 8,641,418
TrustCo Bank Corp. ................. 189,659 6,057,708
Trustmark Corp. ................... 600,990 14,844,453
UMB Financial Corp. ................ 460,036 26,553,278
United Bankshares, Inc. .............. 1,335,678 47,015,866
United Community Banks, Inc. .......... 1,085,161 30,514,727
Unity Bancorp, Inc. .................. 74,583 1,701,238
Univest Financial Corp. ............... 312,210 7,411,865
USCB Financial Holdings, Inc., Class A
(a)(b)
.. 106,217 1,050,486
Valley National Bancorp .............. 4,487,612 41,465,535
Veritex Holdings, Inc. ................ 384,180 7,015,127
Washington Federal, Inc. .............. 662,439 19,952,663
Washington Trust Bancorp, Inc. ......... 185,350 6,424,231
WesBanco, Inc. .................... 599,548 18,406,124
West BanCorp, Inc. ................. 140,509 2,567,099
Westamerica BanCorp ............... 198,542 8,795,411
WSFS Financial Corp. ............... 605,932 22,789,102
1,840,031,450
Beverages — 0.2%
Primo Water Corp. .................. 1,625,307 24,948,463
Vintage Wine Estates, Inc.
(a)(b)
.......... 278,088 297,554
25,246,017
Biotechnology — 5.2%
(a)
2seventy bio, Inc.
(b)
................. 391,102 3,989,240
4D Molecular Therapeutics, Inc. ......... 307,821 5,291,443
Absci Corp.
(b)
..................... 529,274 926,230
Acrivon Therapeutics, Inc.
(b)
............ 47,145 598,270
Adicet Bio, Inc.
(b)
................... 309,358 1,781,902
ADMA Biologics, Inc.
(b)
............... 1,193,611 3,950,852
Aerovate Therapeutics, Inc.
(b)
........... 91,995 1,855,539
Affimed NV ....................... 228,045 170,030
Agios Pharmaceuticals, Inc. ............ 562,503 12,920,694
Akero Therapeutics, Inc. .............. 335,129 12,822,036

2023
ishares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Value ETF
46
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Allogene Therapeutics, Inc.
(b)
........... 828,097 $ 4,090,799
Allovir, Inc.
(b)
...................... 312,707 1,232,066
Alpine Immune Sciences, Inc.
(b)
......... 129,481 999,593
ALX Oncology Holdings, Inc.
(b)
.......... 228,744 1,033,923
AnaptysBio, Inc.
(b)
.................. 210,971 4,590,729
Anika Therapeutics, Inc. .............. 148,563 4,266,729
Arbutus Biopharma Corp. ............. 535,522 1,622,632
Arcellx, Inc.
(b)
..................... 305,667 9,417,600
Arcturus Therapeutics Holdings, Inc.
(b)
..... 21,778 522,019
Arcus Biosciences, Inc.
(b)
.............. 531,506 9,694,669
Atara Biotherapeutics, Inc.
(b)
........... 897,346 2,602,303
Avidity Biosciences, Inc.
(b)
............. 673,180 10,333,313
BioCryst Pharmaceuticals, Inc.
(b)
......... 589,605 4,917,306
Biohaven Ltd. ..................... 248,837 3,399,113
Bioxcel Therapeutics, Inc.
(b)
............ 197,631 3,687,794
Bluebird Bio, Inc.
(b)
.................. 1,067,261 3,393,890
Bridgebio Pharma, Inc.
(b)
.............. 414,280 6,868,762
C4 Therapeutics, Inc. ................ 426,691 1,339,810
Caribou Biosciences, Inc.
(b)
............ 588,321 3,123,985
Celldex Therapeutics, Inc. ............. 373,277 13,430,506
Century Therapeutics, Inc.
(b)
........... 198,845 689,992
Chimerix, Inc. ..................... 282,703 356,206
Chinook Therapeutics, Inc.
(b)
........... 523,241 12,113,029
Cogent Biosciences, Inc.
(b)
............. 662,502 7,148,397
Crinetics Pharmaceuticals, Inc.
(b)
........ 468,897 7,530,486
CTI BioPharma Corp.
(b)
............... 836,285 3,512,397
Cullinan Oncology, Inc. ............... 274,348 2,806,580
Cytokinetics, Inc.
(b)
.................. 82,252 2,894,448
Day One Biopharmaceuticals, Inc. ....... 285,391 3,815,678
Deciphera Pharmaceuticals, Inc.
(b)
....... 380,137 5,873,117
Design Therapeutics, Inc.
(b)
............ 347,541 2,005,312
Dyne Therapeutics, Inc. .............. 324,026 3,732,780
Editas Medicine, Inc.
(b)
............... 714,633 5,181,089
Eiger BioPharmaceuticals, Inc.
(b)
......... 62,923 56,436
Emergent BioSolutions, Inc. ............ 524,959 5,438,575
Enanta Pharmaceuticals, Inc. ........... 184,242 7,450,747
Enochian Biosciences, Inc.
(b)
........... 206,114 188,615
EQRx, Inc.
(b)
...................... 2,046,677 3,970,553
Erasca, Inc.
(b)
..................... 744,723 2,241,616
FibroGen, Inc.
(b)
.................... 103,388 1,929,220
Generation Bio Co.
(b)
................ 479,651 2,062,499
Geron Corp.
(b)
..................... 1,352,784 2,935,541
HilleVax, Inc.
(b)
..................... 140,757 2,326,713
Icosavax, Inc.
(b)
.................... 223,439 1,295,946
Ideaya Biosciences, Inc. .............. 455,213 6,250,075
IGM Biosciences, Inc.
(b)
............... 27,574 378,867
ImmunityBio, Inc.
(b)
.................. 200,444 364,808
ImmunoGen, Inc.
(b)
.................. 1,108,547 4,256,820
Immunovant, Inc. ................... 455,787 7,069,256
Inovio Pharmaceuticals, Inc.
(b)
.......... 2,594,729 2,127,678
Instil Bio, Inc. ..................... 701,254 463,389
Intellia Therapeutics, Inc.
(b)
............ 295,838 11,025,882
Invivyd, Inc.
(b)
..................... 521,796 626,155
Iovance Biotherapeutics, Inc.
(b)
.......... 1,564,190 9,557,201
iTeos Therapeutics, Inc. .............. 245,446 3,340,520
Janux Therapeutics, Inc.
(b)
............. 179,082 2,166,892
Jounce Therapeutics, Inc. ............. 446,130 825,341
KalVista Pharmaceuticals, Inc.
(b)
......... 247,841 1,948,030
Keros Therapeutics, Inc.
(b)
............. 10,952 467,650
Kezar Life Sciences, Inc. .............. 532,946 1,668,121
Kiniksa Pharmaceuticals Ltd., Class A ..... 13,039 140,300
Kinnate Biopharma, Inc. .............. 294,101 1,838,131
Kodiak Sciences, Inc.
(b)
............... 336,008 2,083,250
Kronos Bio, Inc.
(b)
................... 398,023 581,114
Krystal Biotech, Inc.
(b)
................ 146,796 11,752,488
Security
Shares
Shares Value
Biotechnology (continued)
Kura Oncology, Inc.
(b)
................ 672,839 $ 8,228,821
Kymera Therapeutics, Inc.
(b)
............ 390,652 11,575,019
Lexicon Pharmaceuticals, Inc. .......... 533,737 1,296,981
Lyell Immunopharma, Inc.
(b)
............ 1,805,234 4,260,352
MacroGenics, Inc.
(b)
................. 624,555 4,478,059
MannKind Corp.
(b)
.................. 2,351,779 9,642,294
MeiraGTx Holdings plc ............... 312,529 1,615,775
Mersana Therapeutics, Inc.
(b)
........... 960,335 3,946,977
MiMedx Group, Inc.
(b)
................ 1,174,334 4,004,479
Mineralys Therapeutics, Inc. ........... 68,786 1,077,189
Monte Rosa Therapeutics, Inc.
(b)
......... 299,796 2,335,411
Morphic Holding, Inc.
(b)
............... 38,266 1,440,332
Myriad Genetics, Inc. ................ 819,220 19,030,481
Nkarta, Inc.
(b)
...................... 335,197 1,189,949
Nurix Therapeutics, Inc.
(b)
............. 482,468 4,284,316
Nuvalent, Inc., Class A
(b)
.............. 207,621 5,416,832
Pardes Biosciences, Inc.
(b)
............. 331,592 437,701
PepGen, Inc.
(b)
.................... 125,883 1,539,549
PMV Pharmaceuticals, Inc.
(b)
........... 386,191 1,842,131
Point Biopharma Global, Inc. ........... 51,179 372,071
Praxis Precision Medicines, Inc.
(b)
........ 469,474 379,804
Precigen, Inc.
(b)
.................... 216,409 229,394
Prime Medicine, Inc.
(b)
................ 61,666 758,492
Protagonist Therapeutics, Inc. .......... 481,225 11,068,175
PTC Therapeutics, Inc.
(b)
.............. 175,466 8,499,573
Rallybio Corp. ..................... 39,041 222,924
RAPT Therapeutics, Inc. .............. 95,943 1,760,554
Recursion Pharmaceuticals, Inc., Class A
(b)
. 1,283,244 8,559,237
REGENXBIO, Inc. .................. 413,899 7,826,830
Relay Therapeutics, Inc.
(b)
............. 809,137 13,326,486
Replimune Group, Inc.
(b)
.............. 481,750 8,507,705
REVOLUTION Medicines, Inc.
(b)
......... 771,167 16,703,477
Rocket Pharmaceuticals, Inc.
(b)
.......... 576,970 9,883,496
Sage Therapeutics, Inc.
(b)
............. 538,143 22,580,480
Sana Biotechnology, Inc.
(b)
............. 935,422 3,058,830
Sangamo Therapeutics, Inc.
(b)
.......... 1,288,944 2,268,541
SpringWorks Therapeutics, Inc.
(b)
........ 300,011 7,722,283
Stoke Therapeutics, Inc.
(b)
............. 232,120 1,933,560
Sutro Biopharma, Inc. ................ 544,409 2,515,170
Syndax Pharmaceuticals, Inc.
(b)
......... 474,940 10,030,733
Talaris Therapeutics, Inc.
(b)
............ 221,236 415,924
Tango Therapeutics, Inc.
(b)
............. 480,399 1,897,576
Tenaya Therapeutics, Inc. ............. 428,946 1,222,496
Travere Therapeutics, Inc. ............. 55,904 1,257,281
Twist Bioscience Corp.
(b)
.............. 181,623 2,738,875
Tyra Biosciences, Inc.
(b)
.............. 137,453 2,208,870
Vanda Pharmaceuticals, Inc. ........... 561,749 3,814,276
Vaxart, Inc.
(b)
...................... 1,090,504 825,184
VBI Vaccines, Inc.
(b)
................. 1,920,046 581,774
Vera Therapeutics, Inc., Class A
(b)
........ 17,012 132,013
Veracyte, Inc. ..................... 740,331 16,509,381
Verve Therapeutics, Inc.
(b)
............. 412,011 5,941,199
Vir Biotechnology, Inc. ............... 749,143 17,432,558
Viridian Therapeutics, Inc. ............. 105,138 2,674,711
VistaGen Therapeutics, Inc.
(b)
........... 1,228,728 153,222
Xencor, Inc.
(b)
..................... 593,429 16,550,735
Zentalis Pharmaceuticals, Inc.
(b)
......... 26,708 459,378
592,027,633
Broadline Retail — 0.1%
1stdibs.com, Inc.
(a)(b)
................. 237,280 942,002
Big Lots, Inc. ...................... 299,117 3,278,322
ContextLogic, Inc., Class A
(a)(b)
.......... 6,068,634 2,705,397
Groupon, Inc.
(a)(b)
................... 200,902 845,798

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Value ETF
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Broadline Retail (continued)
Qurate Retail, Inc.
(a)
................. 3,588,269 $ 3,544,492
11,316,011
Building Products — 0.8%
American Woodmark Corp.
(a)
........... 160,189 8,341,041
AZZ, Inc.
(b)
....................... 250,735 10,340,311
Caesarstone Ltd. ................... 221,859 916,278
Gibraltar Industries, Inc.
(a)
............. 321,402 15,587,997
Griffon Corp. ...................... 219,559 7,028,084
JELD-WEN Holding, Inc.
(a)(b)
............ 547,082 6,926,058
Quanex Building Products Corp. ......... 339,361 7,306,442
Resideo Technologies, Inc.
(a)
........... 1,494,490 27,319,277
UFP Industries, Inc. ................. 77,014 6,120,303
View, Inc., Class A
(a)(b)
................ 1,363,907 681,954
90,567,745
Capital Markets — 1.1%
Artisan Partners Asset Management, Inc.,
Class A ....................... 220,743 7,059,361
AssetMark Financial Holdings, Inc.
(a)
...... 221,151 6,955,199
Associated Capital Group, Inc., Class A
(b)
... 17,536 647,955
Bakkt Holdings, Inc., Class A
(a)(b)
......... 654,039 1,124,947
BGC Partners, Inc., Class A ............ 3,250,920 17,002,312
Brightsphere Investment Group, Inc. ...... 28,101 662,622
Donnelley Financial Solutions, Inc.
(a)(b)
..... 243,679 9,956,724
GCM Grosvenor, Inc., Class A .......... 65,217 509,345
MarketWise, Inc., Class A
(a)(b)
........... 137,328 254,057
Moelis & Co., Class A ................ 332,890 12,796,292
Oppenheimer Holdings, Inc., Class A, NVS . 81,115 3,175,652
Perella Weinberg Partners, Class A ....... 38,526 350,587
Piper Sandler Cos. .................. 179,730 24,912,375
Sculptor Capital Management, Inc., Class A . 141,066 1,214,578
Silvercrest Asset Management Group, Inc.,
Class A
(b)
...................... 12,923 234,940
Star Holdings
(a)
.................... 132,442 2,303,174
StoneX Group, Inc.
(a)
................ 165,727 17,157,716
Value Line, Inc. .................... 2,002 96,757
Victory Capital Holdings, Inc., Class A ..... 119,331 3,492,818
Virtus Investment Partners, Inc. ......... 62,909 11,977,244
121,884,655
Chemicals — 1.5%
AdvanSix, Inc. ..................... 185,717 7,107,390
American Vanguard Corp. ............. 34,433 753,394
Amyris, Inc.
(a)(b)
.................... 1,874,356 2,549,124
Avient Corp. ...................... 249,235 10,258,513
Chase Corp. ...................... 57,019 5,971,600
Danimer Scientific, Inc., Class A
(a)(b)
....... 953,721 3,290,337
Ecovyst, Inc.
(a)
..................... 871,010 9,624,660
FutureFuel Corp. ................... 298,881 2,205,742
Hawkins, Inc. ..................... 77,107 3,375,744
HB Fuller Co. ..................... 76,400 5,229,580
Innospec, Inc. ..................... 40,188 4,126,102
Intrepid Potash, Inc.
(a)(b)
............... 114,345 3,155,922
Koppers Holdings, Inc. ............... 206,925 7,236,167
Mativ Holdings, Inc. ................. 522,741 11,223,249
Minerals Technologies, Inc. ............ 334,980 20,239,492
Origin Materials, Inc., Class A
(a)(b)
........ 417,713 1,783,635
Perimeter Solutions SA
(a)(b)
............ 1,207,635 9,757,691
PureCycle Technologies, Inc.
(a)(b)
......... 229,541 1,606,787
Quaker Chemical Corp.
(b)
............. 47,742 9,450,529
Rayonier Advanced Materials, Inc.
(a)(b)
..... 628,398 3,940,055
Sensient Technologies Corp. ........... 24,174 1,850,761
Stepan Co. ....................... 198,551 20,456,710
Trinseo plc ....................... 364,426 7,598,282
Tronox Holdings plc, Class A ........... 1,214,995 17,471,628
Security
Shares
Shares Value
Chemicals (continued)
Valhi, Inc.
(b)
....................... 24,207 $ 421,444
170,684,538
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. ................. 686,251 30,840,120
ACCO Brands Corp. ................. 951,430 5,061,608
ACV Auctions, Inc., Class A
(a)(b)
.......... 623,026 8,043,266
Brady Corp., Class A, NVS ............ 105,150 5,649,709
BrightView Holdings, Inc.
(a)(b)
........... 435,229 2,445,987
CompX International, Inc. ............. 15,704 283,928
CoreCivic, Inc.
(a)
................... 1,176,810 10,826,652
Deluxe Corp. ...................... 450,703 7,211,248
Ennis, Inc. ....................... 256,347 5,406,358
GEO Group, Inc. (The)
(a)
.............. 1,224,651 9,662,496
Harsco Corp.
(a)(b)
................... 816,038 5,573,539
Healthcare Services Group, Inc. ......... 398,725 5,530,316
Heritage-Crystal Clean, Inc.
(a)(b)
......... 161,607 5,754,825
Interface, Inc. ..................... 104,655 849,799
KAR Auction Services, Inc.
(a)(b)
.......... 1,119,585 15,315,923
Kimball International, Inc., Class B ....... 368,665 4,571,446
Li-Cycle Holdings Corp.
(a)(b)
............ 875,190 4,927,320
Liquidity Services, Inc.
(a)
.............. 126,009 1,659,538
Matthews International Corp., Class A ..... 308,476 11,123,645
MillerKnoll, Inc. .................... 786,113 16,076,011
NL Industries, Inc. .................. 81,562 494,266
Quad/Graphics, Inc., Class A
(a)
.......... 332,069 1,424,576
Steelcase, Inc., Class A .............. 899,475 7,573,579
UniFirst Corp. ..................... 155,255 27,360,589
Viad Corp.
(a)
...................... 212,158 4,421,373
VSE Corp.
(b)
...................... 110,577 4,964,907
203,053,024
Communications Equipment — 0.4%
ADTRAN Holdings, Inc. .............. 77,652 1,231,561
Aviat Networks, Inc.
(a)
................ 100,440 3,461,162
Calix, Inc.
(a)(b)
...................... 127,396 6,827,152
Comtech Telecommunications Corp. ...... 273,093 3,408,201
Digi International, Inc.
(a)
............... 237,934 8,013,617
Inseego Corp.
(a)(b)
................... 677,932 394,827
NETGEAR, Inc.
(a)
................... 287,815 5,327,456
NetScout Systems, Inc.
(a)
............. 702,824 20,135,907
Ribbon Communications, Inc.
(a)(b)
........ 760,014 2,599,248
51,399,131
Construction & Engineering — 1.2%
API Group Corp.
(a)(b)
................. 2,133,279 47,956,112
Arcosa, Inc. ...................... 499,389 31,516,440
Argan, Inc. ....................... 131,222 5,310,554
Concrete Pumping Holdings, Inc.
(a)(b)
...... 259,166 1,762,329
Fluor Corp.
(a)
...................... 128,976 3,986,648
Granite Construction, Inc. ............. 457,655 18,800,467
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 516,003 2,801,896
IES Holdings, Inc.
(a)(b)
................ 28,251 1,217,336
Northwest Pipe Co.
(a)
................ 80,337 2,508,925
Primoris Services Corp. .............. 516,075 12,726,410
Sterling Infrastructure, Inc.
(a)
........... 45,771 1,733,805
Tutor Perini Corp.
(a)(b)
................ 439,001 2,708,636
133,029,558
Construction Materials — 0.3%
Summit Materials, Inc., Class A
(a)(b)
....... 1,230,840 35,066,632
United States Lime & Minerals, Inc. ....... 4,458 680,692
35,747,324
Consumer Finance — 1.2%
Atlanticus Holdings Corp.
(a)(b)
........... 17,847 484,189
Bread Financial Holdings, Inc. .......... 403,728 12,241,033

2023
ishares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Value ETF
48
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
Consumer Portfolio Services, Inc.
(a)(b)
...... 104,270 $ 1,114,646
Curo Group Holdings Corp. ............ 66,452 114,962
Encore Capital Group, Inc.
(a)(b)
.......... 239,006 12,057,853
Enova International, Inc.
(a)
............. 317,082 14,087,953
EZCORP, Inc., Class A, NVS
(a)(b)
......... 510,982 4,394,445
FirstCash Holdings, Inc. .............. 194,820 18,579,984
Green Dot Corp., Class A
(a)(b)
........... 432,588 7,431,862
LendingClub Corp.
(a)
................. 1,043,815 7,525,906
Moneylion, Inc., Class A
(a)(b)
............ 1,477,554 838,955
Navient Corp. ..................... 1,058,056 16,918,316
Nelnet, Inc., Class A ................. 150,407 13,820,899
Oportun Financial Corp.
(a)(b)
............ 284,441 1,097,942
OppFi, Inc., Class A
(a)(b)
............... 130,040 266,582
PRA Group, Inc.
(a)
.................. 397,328 15,479,899
PROG Holdings, Inc.
(a)(b)
.............. 436,380 10,381,480
Regional Management Corp. ........... 78,264 2,041,908
Sunlight Financial Holdings, Inc.
(a)
........ 239,871 74,912
World Acceptance Corp.
(a)(b)
............ 11,991 998,730
139,952,456
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The) ................ 330,930 13,674,028
Boxed, Inc.
(a)(b)
..................... 556,130 105,553
Chefs' Warehouse, Inc. (The)
(a)
......... 105,220 3,582,741
HF Foods Group, Inc.
(a)(b)
.............. 360,296 1,412,360
Ingles Markets, Inc., Class A ........... 147,451 13,078,904
Natural Grocers by Vitamin Cottage, Inc. ... 15,671 184,134
PriceSmart, Inc. .................... 97,462 6,966,584
Rite Aid Corp.
(a)(b)
................... 332,037 743,763
SpartanNash Co. ................... 364,707 9,044,734
United Natural Foods, Inc.
(a)
............ 575,310 15,159,418
Village Super Market, Inc., Class A ....... 86,149 1,971,089
Weis Markets, Inc. .................. 170,054 14,398,472
80,321,780
Containers & Packaging — 0.4%
Cryptyde, Inc.
(a)
.................... 1,368,854 113,889
Greif, Inc., Class A, NVS .............. 223,186 14,143,297
Greif, Inc., Class B .................. 44,903 3,435,977
O-I Glass, Inc.
(a)
.................... 302,618 6,872,455
Pactiv Evergreen, Inc. ............... 455,339 3,642,712
Ranpak Holdings Corp., Class A
(a)(b)
...... 444,748 2,321,585
TriMas Corp. ...................... 429,825 11,974,924
42,504,839
Distributors — 0.0%
Weyco Group, Inc.
(b)
................. 58,151 1,471,220
Diversified Consumer Services — 1.1%
2U, Inc.
(a)(b)
....................... 788,231 5,399,382
Adtalem Global Education, Inc.
(a)(b)
....... 462,236 17,851,554
American Public Education, Inc.
(a)
........ 186,002 1,008,131
Beachbody Co., Inc. (The), Class A
(a)(b)
.... 913,070 440,282
European Wax Center, Inc., Class A ...... 15,459 293,721
Frontdoor, Inc.
(a)(b)
.................. 852,610 23,770,767
Graham Holdings Co., Class B .......... 38,180 22,749,171
Laureate Education, Inc., Class A ........ 1,381,544 16,246,957
Perdoceo Education Corp.
(a)
........... 685,360 9,204,385
Rover Group, Inc., Class A
(a)
........... 43,318 196,231
Strategic Education, Inc.
(b)
............. 233,783 21,000,727
WW International, Inc.
(a)
.............. 560,905 2,310,929
120,472,237
Diversified REITs — 1.2%
Alexander & Baldwin, Inc. ............. 747,677 14,138,572
American Assets Trust, Inc. ............ 505,900 9,404,681
Armada Hoffler Properties, Inc. ......... 682,182 8,056,569
Security
Shares
Shares Value
Diversified REITs (continued)
Broadstone Net Lease, Inc. ............ 1,783,936 $ 30,344,751
CTO Realty Growth, Inc. .............. 220,803 3,811,060
Empire State Realty Trust, Inc., Class A
(b)
... 1,364,312 8,854,385
Essential Properties Realty Trust, Inc. ..... 1,319,055 32,778,517
Gladstone Commercial Corp. ........... 28,232 356,570
Global Net Lease, Inc. ............... 1,069,685 13,756,149
One Liberty Properties, Inc. ............ 161,126 3,694,619
Safehold, Inc.
(b)
.................... 241,405 7,090,063
132,285,936
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)(b)
.................... 137,581 4,545,676
ATN International, Inc. ............... 111,899 4,578,907
Bandwidth, Inc., Class A
(a)(b)
............ 195,043 2,964,654
Cogent Communications Holdings, Inc. .... 201,611 12,846,653
Consolidated Communications Holdings, Inc.
(a)
685,236 1,767,909
EchoStar Corp., Class A
(a)(b)
............ 352,054 6,439,068
Globalstar, Inc.
(a)(b)
.................. 1,139,173 1,321,441
IDT Corp., Class B
(a)
................. 46,503 1,584,822
Liberty Latin America Ltd., Class A
(a)(b)
..... 387,665 3,221,496
Liberty Latin America Ltd., Class C, NVS
(a)(b)
. 1,507,308 12,450,364
Radius Global Infrastructure, Inc., Class A
(a)(b)
788,088 11,561,251
63,282,241
Electric Utilities — 1.4%
ALLETE, Inc. ..................... 592,454 38,136,264
MGE Energy, Inc. ................... 214,769 16,681,108
Otter Tail Corp. .................... 235,401 17,012,430
PNM Resources, Inc. ................ 880,989 42,886,545
Portland General Electric Co. ........... 929,645 45,450,344
Via Renewables, Inc.
(b)
............... 6,422 118,036
160,284,727
Electrical Equipment — 0.8%
Allied Motion Technologies, Inc. ......... 9,717 375,562
Encore Wire Corp.
(b)
................. 182,752 33,869,428
EnerSys ......................... 374,316 32,520,574
ESS Tech, Inc.
(a)(b)
.................. 78,129 108,599
FuelCell Energy, Inc.
(a)(b)
.............. 1,174,954 3,348,619
NEXTracker, Inc., Class A
(a)(b)
........... 37,982 1,377,228
NuScale Power Corp., Class A
(a)(b)
........ 323,342 2,939,179
Powell Industries, Inc.
(b)
.............. 93,180 3,968,536
Preformed Line Products Co. ........... 25,446 3,258,106
Stem, Inc.
(a)(b)
..................... 82,151 465,796
Thermon Group Holdings, Inc.
(a)
......... 341,404 8,507,788
90,739,415
Electronic Equipment, Instruments & Components — 2.2%
908 Devices, Inc.
(a)(b)
................. 176,187 1,515,208
Aeva Technologies, Inc.
(a)(b)
............ 907,922 1,080,427
Akoustis Technologies, Inc.
(a)(b)
.......... 4,756 14,648
Belden, Inc. ...................... 205,475 17,829,066
Benchmark Electronics, Inc. ........... 360,673 8,544,343
Cepton, Inc.
(a)(b)
.................... 290,144 134,743
ePlus, Inc.
(a)
...................... 65,642 3,219,084
Evolv Technologies Holdings, Inc., Class A
(a)(b)
865,601 2,700,675
FARO Technologies, Inc.
(a)
............. 180,955 4,453,303
Insight Enterprises, Inc.
(a)(b)
............ 51,227 7,323,412
Itron, Inc.
(a)(b)
...................... 429,879 23,836,791
Kimball Electronics, Inc.
(a)(b)
............ 248,688 5,993,381
Knowles Corp.
(a)(b)
.................. 923,894 15,706,198
Methode Electronics, Inc. ............. 367,481 16,125,066
Mirion Technologies, Inc., Class A
(a)(b)
..... 1,411,578 12,054,876
nLight, Inc.
(a)(b)
..................... 453,468 4,616,304
OSI Systems, Inc.
(a)
................. 146,922 15,038,936
Ouster, Inc., Class A
(a)(b)
.............. 2,957,862 2,474,843

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Value ETF
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
PAR Technology Corp.
(a)(b)
............. 171,187 $ 5,813,510
PC Connection, Inc. ................. 115,487 5,192,295
Plexus Corp.
(a)
..................... 40,961 3,996,565
Sanmina Corp.
(a)(b)
.................. 588,233 35,876,331
ScanSource, Inc.
(a)
.................. 258,098 7,856,503
TTM Technologies, Inc.
(a)
.............. 1,046,408 14,116,044
Vishay Intertechnology, Inc. ............ 1,341,461 30,343,848
Vishay Precision Group, Inc.
(a)(b)
......... 125,517 5,241,590
251,097,990
Energy Equipment & Services — 1.9%
Archrock, Inc. ..................... 1,394,985 13,629,003
Borr Drilling Ltd.
(a)(b)
................. 1,124,154 8,521,087
Bristow Group, Inc.
(a)
................ 241,870 5,417,888
Diamond Offshore Drilling, Inc.
(a)(b)
....... 1,046,125 12,595,345
DMC Global, Inc.
(a)
.................. 142,691 3,134,921
Dril-Quip, Inc.
(a)(b)
................... 346,845 9,950,983
Expro Group Holdings NV
(a)(b)
........... 897,640 16,480,670
Helix Energy Solutions Group, Inc.
(a)
...... 1,479,579 11,451,942
Helmerich & Payne, Inc. .............. 1,065,376 38,087,192
Nabors Industries Ltd.
(a)
.............. 11,425 1,392,822
National Energy Services Reunited Corp.
(a)
. 385,930 2,029,992
Newpark Resources, Inc.
(a)
............ 892,281 3,435,282
Noble Corp. plc
(a)(b)
.................. 714,571 28,204,117
Oceaneering International, Inc.
(a)(b)
....... 100,620 1,773,931
Oil States International, Inc.
(a)
........... 645,336 5,375,649
Patterson-UTI Energy, Inc. ............ 714,282 8,357,099
ProFrac Holding Corp., Class A
(a)(b)
....... 135,232 1,713,389
ProPetro Holding Corp.
(a)
.............. 899,673 6,468,649
Select Energy Services, Inc., Class A ..... 740,411 5,153,261
Tidewater, Inc.
(a)
................... 480,848 21,195,780
US Silica Holdings, Inc.
(a)
............. 642,939 7,676,692
212,045,694
Entertainment — 0.4%
(b)
Cinemark Holdings, Inc.
(a)
............. 236,473 3,497,436
IMAX Corp.
(a)
..................... 194,776 3,735,804
Lions Gate Entertainment Corp., Class A
(a)
.. 625,923 6,928,968
Lions Gate Entertainment Corp., Class B,
NVS
(a)
........................ 1,168,293 12,126,881
Madison Square Garden Entertainment Corp.
(a)
269,899 15,942,934
Marcus Corp. (The) ................. 247,290 3,956,640
Playstudios, Inc., Class A
(a)
............ 400,610 1,478,251
Reservoir Media, Inc.
(a)
............... 36,099 235,365
Skillz, Inc., Class A
(a)
................ 3,203,874 1,900,538
Vivid Seats, Inc., Class A
(a)
............ 203,240 1,550,721
51,353,538
Financial Services — 2.5%
Alerus Financial Corp. ............... 158,910 2,550,505
A-Mark Precious Metals, Inc. ........... 189,341 6,560,666
AvidXchange Holdings, Inc.
(a)(b)
.......... 174,777 1,363,261
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 279,800 4,862,924
Cannae Holdings, Inc.
(a)
.............. 728,579 14,702,724
Cantaloupe, Inc.
(a)
.................. 246,299 1,403,904
Cass Information Systems, Inc. ......... 117,026 5,068,396
Compass Diversified Holdings .......... 639,458 12,200,859
Enact Holdings, Inc.
(b)
................ 313,605 7,169,010
Essent Group Ltd. .................. 1,096,884 43,930,204
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 93,981 12,517,329
Finance of America Cos., Inc., Class A
(a)(b)
.. 406,226 503,720
Jackson Financial, Inc., Class A ......... 773,844 28,949,504
Merchants Bancorp
(b)
................ 164,363 4,280,013
MoneyGram International, Inc.
(a)(b)
........ 965,021 10,055,519
Security
Shares
Shares Value
Financial Services (continued)
Mr Cooper Group, Inc.
(a)
.............. 716,818 $ 29,368,033
NMI Holdings, Inc., Class A
(a)
........... 792,854 17,704,430
Paysafe Ltd.
(a)(b)
.................... 289,982 5,007,989
PennyMac Financial Services, Inc.
(b)
...... 278,485 16,600,491
Radian Group, Inc. .................. 1,602,101 35,406,432
Repay Holdings Corp., Class A
(a)
........ 906,921 5,958,471
StoneCo Ltd., Class A
(a)(b)
............. 1,376,779 13,134,472
SWK Holdings Corp.
(a)(b)
.............. 35,082 626,565
Velocity Financial, Inc.
(a)
.............. 79,520 718,066
Walker & Dunlop, Inc. ................ 99,613 7,587,522
Waterstone Financial, Inc. ............. 202,260 3,060,194
291,291,203
Food Products — 1.1%
Alico, Inc. ........................ 70,748 1,712,102
AppHarvest, Inc.
(a)(b)
................. 1,059,919 648,988
B&G Foods, Inc.
(b)
.................. 733,193 11,386,487
Benson Hill, Inc.
(a)(b)
................. 879,153 1,011,026
Cal-Maine Foods, Inc. ................ 31,055 1,890,939
Fresh Del Monte Produce, Inc. .......... 314,935 9,482,693
Hain Celestial Group, Inc. (The)
(a)(b)
....... 931,204 15,970,149
Hostess Brands, Inc., Class A
(a)
......... 1,374,958 34,208,955
John B Sanfilippo & Son, Inc. ........... 35,888 3,478,265
Lancaster Colony Corp. .............. 30,915 6,272,035
Lifecore Biomedical, Inc.
(a)(b)
............ 258,636 976,351
Mission Produce, Inc.
(a)(b)
.............. 359,128 3,989,912
Seneca Foods Corp., Class A
(a)
......... 52,024 2,719,294
Sovos Brands, Inc.
(a)(b)
............... 120,024 2,002,000
SunOpta, Inc.
(a)(b)
................... 65,675 505,697
Tootsie Roll Industries, Inc.
(b)
........... 22,736 1,021,074
TreeHouse Foods, Inc.
(a)
.............. 524,790 26,465,160
Utz Brands, Inc., Class A
(b)
............ 86,282 1,421,065
Whole Earth Brands, Inc., Class A
(a)
...... 411,072 1,052,344
126,214,536
Gas Utilities — 1.7%
Chesapeake Utilities Corp. ............ 75,646 9,681,932
New Jersey Resources Corp.
(b)
......... 916,150 48,739,180
Northwest Natural Holding Co. .......... 359,224 17,084,693
ONE Gas, Inc. ..................... 556,584 44,098,150
Southwest Gas Holdings, Inc. .......... 629,824 39,332,509
Spire, Inc. ........................ 527,441 36,994,712
195,931,176
Ground Transportation — 0.5%
ArcBest Corp.
(b)
.................... 169,097 15,627,945
Bird Global, Inc., Class A
(a)(b)
........... 1,667,418 466,710
Covenant Logistics Group, Inc., Class A .... 96,029 3,401,347
Heartland Express, Inc. ............... 475,637 7,572,141
Marten Transport Ltd. ................ 156,117 3,270,651
TuSimple Holdings, Inc., Class A
(a)(b)
...... 1,482,698 2,179,566
Universal Logistics Holdings, Inc. ........ 17,685 515,518
Werner Enterprises, Inc. .............. 577,524 26,271,567
59,305,445
Health Care Equipment & Supplies — 1.0%
Alphatec Holdings, Inc.
(a)(b)
............. 76,349 1,191,044
AngioDynamics, Inc.
(a)
............... 380,761 3,937,069
Artivion, Inc.
(a)
..................... 60,639 794,371
AtriCure, Inc.
(a)
.................... 166,064 6,883,353
Avanos Medical, Inc.
(a)
............... 478,790 14,239,215
Bioventus, Inc., Class A
(a)(b)
............ 314,768 336,802
Butterfly Network, Inc., Class A
(a)(b)
....... 1,364,387 2,565,048
Cardiovascular Systems, Inc.
(a)
.......... 191,177 3,796,775
Cue Health, Inc.
(a)(b)
................. 1,117,412 2,033,690
Embecta Corp. .................... 79,523 2,236,187

2023
ishares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Value ETF
50
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Figs, Inc., Class A
(a)(b)
................ 204,017 $ 1,262,865
Inari Medical, Inc.
(a)(b)
................ 44,847 2,768,854
Inogen, Inc.
(a)
..................... 228,991 2,857,808
Integer Holdings Corp.
(a)(b)
............. 340,335 26,375,962
LivaNova plc
(a)(b)
.................... 131,882 5,747,417
Merit Medical Systems, Inc.
(a)
........... 81,088 5,996,458
Nano-X Imaging Ltd.
(a)(b)
.............. 420,755 2,427,756
Neogen Corp.
(a)(b)
................... 180,998 3,352,083
OraSure Technologies, Inc.
(a)
........... 727,833 4,403,390
Orthofix Medical, Inc.
(a)
............... 357,395 5,986,366
RxSight, Inc.
(a)
..................... 13,402 223,545
Sight Sciences, Inc.
(a)(b)
............... 207,854 1,816,644
Tactile Systems Technology, Inc.
(a)
....... 129,400 2,124,748
Utah Medical Products, Inc. ............ 2,539 240,621
Varex Imaging Corp.
(a)
............... 395,607 7,196,091
ViewRay, Inc.
(a)
.................... 161,713 559,527
Zimvie, Inc.
(a)
...................... 221,318 1,600,129
112,953,818
Health Care Providers & Services — 1.4%
23andMe Holding Co., Class A
(a)(b)
....... 1,546,576 3,526,193
Accolade, Inc.
(a)(b)
................... 687,918 9,892,261
AdaptHealth Corp.
(a)(b)
................ 745,289 9,263,942
Addus HomeCare Corp.
(a)
............. 96,473 10,299,458
ATI Physical Therapy, Inc., Class A
(a)(b)
..... 744,372 189,219
Aveanna Healthcare Holdings, Inc.
(a)(b)
..... 446,982 464,861
Brookdale Senior Living, Inc.
(a)(b)
......... 1,913,181 5,643,884
CareMax, Inc., Class A
(a)(b)
............. 606,869 1,620,340
Castle Biosciences, Inc.
(a)(b)
............ 253,289 5,754,726
Community Health Systems, Inc.
(a)
....... 1,292,162 6,331,594
Cross Country Healthcare, Inc.
(a)
........ 320,113 7,144,922
Fulgent Genetics, Inc.
(a)(b)
............. 217,687 6,796,188
GeneDx Holdings Corp., Class A
(a)
....... 2,958,685 1,079,920
Hims & Hers Health, Inc., Class A
(a)(b)
..... 196,962 1,953,863
Innovage Holding Corp.
(a)(b)
............ 166,964 1,332,373
Invitae Corp.
(a)(b)
.................... 2,542,425 3,432,274
LifeStance Health Group, Inc.
(a)(b)
........ 690,121 5,127,599
ModivCare, Inc.
(a)
................... 89,106 7,492,033
National HealthCare Corp. ............. 128,615 7,468,673
NeoGenomics, Inc.
(a)(b)
............... 1,297,959 22,597,466
OPKO Health, Inc.
(a)(b)
................ 4,151,264 6,060,845
Owens & Minor, Inc.
(a)
................ 675,290 9,825,470
P3 Health Partners, Inc., Class A
(a)(b)
...... 108,706 115,228
Patterson Cos., Inc. ................. 192,950 5,165,272
Pediatrix Medical Group, Inc.
(a)(b)
......... 847,141 12,630,872
PetIQ, Inc., Class A
(a)(b)
............... 56,673 648,339
Select Medical Holdings Corp.
(b)
......... 161,899 4,185,089
Surgery Partners, Inc.
(a)(b)
............. 62,693 2,161,028
158,203,932
Health Care REITs — 1.1%
CareTrust REIT, Inc. ................. 943,422 18,472,203
Community Healthcare Trust, Inc. ........ 95,761 3,504,853
Diversified Healthcare Trust
(b)
........... 2,415,226 3,260,555
Global Medical REIT, Inc. ............. 634,829 5,783,292
LTC Properties, Inc. ................. 412,936 14,506,442
National Health Investors, Inc. .......... 433,556 22,362,818
Physicians Realty Trust ............... 2,358,401 35,210,927
Sabra Health Care REIT, Inc. ........... 2,394,132 27,532,518
130,633,608
Health Care Technology — 0.5%
(a)
American Well Corp., Class A
(b)
......... 2,345,660 5,535,758
Computer Programs & Systems, Inc. ...... 140,843 4,253,459
Health Catalyst, Inc. ................. 569,536 6,646,485
HealthStream, Inc. .................. 232,373 6,297,308
Security
Shares
Shares Value
Health Care Technology (continued)
Multiplan Corp., Class A
(b)
............. 3,949,426 $ 4,186,392
NextGen Healthcare, Inc. ............. 299,801 5,219,535
Pear Therapeutics, Inc., Class A
(b)
........ 352,945 90,001
Phreesia, Inc. ..................... 269,595 8,705,223
Sharecare, Inc., Class A
(b)
............. 3,054,177 4,336,931
Veradigm, Inc.
(b)
.................... 1,104,484 14,413,516
59,684,608
Hotel & Resort REITs — 1.8%
Apple Hospitality REIT, Inc. ............ 2,230,799 34,622,001
Ashford Hospitality Trust, Inc.
(a)(b)
........ 354,471 1,137,852
Braemar Hotels & Resorts, Inc. ......... 676,998 2,613,212
Chatham Lodging Trust ............... 495,337 5,196,085
DiamondRock Hospitality Co. ........... 2,163,411 17,588,532
Hersha Hospitality Trust, Class A ........ 308,891 2,075,748
Pebblebrook Hotel Trust
(b)
............. 1,319,129 18,520,571
RLJ Lodging Trust .................. 1,674,160 17,746,096
Ryman Hospitality Properties, Inc. ....... 555,458 49,841,246
Service Properties Trust .............. 1,694,096 16,873,196
Summit Hotel Properties, Inc. ........... 1,072,089 7,504,623
Sunstone Hotel Investors, Inc. .......... 2,177,898 21,517,632
Xenia Hotels & Resorts, Inc. ........... 1,167,501 15,282,588
210,519,382
Hotels, Restaurants & Leisure — 1.9%
Bally's Corp.
(a)(b)
.................... 371,895 7,259,390
Biglari Holdings, Inc., Class B, NVS
(a)
..... 7,526 1,273,399
BJ's Restaurants, Inc.
(a)
............... 236,688 6,897,088
Bloomin' Brands, Inc. ................ 246,411 6,320,442
Bluegreen Vacations Holding Corp. ....... 87,950 2,408,071
Bowlero Corp.
(a)(b)
................... 302,998 5,135,816
Brinker International, Inc.
(a)(b)
........... 48,024 1,824,912
Century Casinos, Inc.
(a)
............... 46,904 343,806
Chuy's Holdings, Inc.
(a)
............... 184,969 6,631,139
Denny's Corp.
(a)(b)
................... 157,951 1,762,733
Dine Brands Global, Inc. .............. 19,415 1,313,231
El Pollo Loco Holdings, Inc. ............ 194,171 1,862,100
Everi Holdings, Inc.
(a)(b)
............... 408,829 7,011,417
First Watch Restaurant Group, Inc.
(a)(b)
..... 103,277 1,658,629
Full House Resorts, Inc.
(a)(b)
............ 242,767 1,755,205
Inspirato, Inc., Class A
(a)
.............. 195,966 187,912
Inspired Entertainment, Inc.
(a)(b)
.......... 73,890 945,053
International Game Technology plc
(b)
...... 784,543 21,025,752
Jack in the Box, Inc. ................. 184,029 16,119,100
Krispy Kreme, Inc.
(b)
................. 545,294 8,479,322
Life Time Group Holdings, Inc.
(a)(b)
........ 434,199 6,929,816
Light & Wonder, Inc., Class A
(a)(b)
........ 974,854 58,539,983
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 326,231 3,118,768
Papa John's International, Inc. .......... 94,387 7,072,418
RCI Hospitality Holdings, Inc. ........... 6,266 489,813
Red Rock Resorts, Inc., Class A ......... 286,189 12,755,444
Sabre Corp.
(a)(b)
.................... 2,685,892 11,522,477
SeaWorld Entertainment, Inc.
(a)(b)
........ 204,557 12,541,390
Vacasa, Inc., Class A
(a)(b)
.............. 1,230,807 1,184,283
Xponential Fitness, Inc., Class A
(a)(b)
...... 144,651 4,395,944
218,764,853
Household Durables — 2.2%
Aterian, Inc.
(a)(b)
.................... 615,217 529,148
Beazer Homes USA, Inc.
(a)(b)
........... 299,735 4,759,792
Century Communities, Inc.
(b)
........... 271,986 17,385,345
Ethan Allen Interiors, Inc. ............. 232,002 6,370,775
GoPro, Inc., Class A
(a)
................ 1,350,040 6,790,701
Green Brick Partners, Inc.
(a)(b)
........... 200,501 7,029,565
iRobot Corp.
(a)
..................... 32,885 1,435,101
KB Home ........................ 643,333 25,849,120

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Value ETF
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Landsea Homes Corp.
(a)
.............. 85,049 $ 515,397
La-Z-Boy, Inc. ..................... 443,494 12,896,806
Legacy Housing Corp.
(a)
.............. 86,352 1,965,372
LGI Homes, Inc.
(a)(b)
................. 197,746 22,548,976
Lifetime Brands, Inc.
(b)
............... 126,320 742,762
M/I Homes, Inc.
(a)
................... 236,579 14,925,769
MDC Holdings, Inc. ................. 449,111 17,456,945
Meritage Homes Corp. ............... 350,298 40,900,794
Purple Innovation, Inc.
(a)(b)
............. 608,320 1,605,965
Snap One Holdings Corp.
(a)(b)
........... 178,414 1,668,171
Taylor Morrison Home Corp.
(a)(b)
......... 946,610 36,217,299
Traeger, Inc.
(a)(b)
.................... 332,028 1,364,635
Tri Pointe Homes, Inc.
(a)
.............. 949,319 24,036,757
Tupperware Brands Corp.
(a)(b)
........... 450,217 1,125,542
Universal Electronics, Inc.
(a)
............ 121,238 1,229,353
Vuzix Corp.
(a)(b)
.................... 87,260 361,256
249,711,346
Household Products — 0.1%
(a)
Central Garden & Pet Co.
(b)
............ 61,453 2,523,260
Central Garden & Pet Co., Class A, NVS ... 269,240 10,519,207
13,042,467
Independent Power and Renewable Electricity Producers
— 0.3%
(b)
Altus Power, Inc., Class A
(a)
............ 633,555 3,471,881
Ormat Technologies, Inc. .............. 239,107 20,269,100
Sunnova Energy International, Inc.
(a)
...... 1,021,509 15,955,971
39,696,952
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A
(b)
...... 30,887 612,180
Industrial REITs — 1.4%
Indus Realty Trust, Inc. ............... 54,515 3,613,800
Industrial Logistics Properties Trust ....... 642,613 1,972,822
LXP Industrial Trust ................. 2,816,868 29,041,909
Plymouth Industrial REIT, Inc. .......... 389,121 8,175,432
STAG Industrial, Inc. ................ 1,864,322 63,051,370
Terreno Realty Corp. ................ 831,810 53,734,926
159,590,259
Insurance — 2.9%
Ambac Financial Group, Inc.
(a)
.......... 456,629 7,068,617
American Equity Investment Life Holding Co. 733,686 26,772,202
AMERISAFE, Inc. .................. 201,125 9,845,069
Argo Group International Holdings Ltd. .... 329,997 9,665,612
Bright Health Group, Inc.
(a)(b)
........... 2,071,926 456,445
CNO Financial Group, Inc. ............. 1,188,963 26,383,089
Crawford & Co., Class A, NVS .......... 160,259 1,339,765
Donegal Group, Inc., Class A ........... 171,944 2,627,304
eHealth, Inc.
(a)
..................... 189,596 1,774,619
Employers Holdings, Inc. .............. 273,285 11,393,252
Enstar Group Ltd.
(a)
................. 116,873 27,089,993
Genworth Financial, Inc., Class A
(a)
....... 4,867,798 24,436,346
Goosehead Insurance, Inc., Class A
(a)
..... 24,198 1,263,136
Greenlight Capital Re Ltd., Class A
(a)
...... 271,448 2,548,897
Hippo Holdings, Inc.
(a)(b)
............... 176,064 2,857,519
Horace Mann Educators Corp. .......... 404,953 13,557,826
Investors Title Co. .................. 11,766 1,776,666
James River Group Holdings Ltd. ........ 355,738 7,345,990
Lemonade, Inc.
(a)(b)
.................. 492,453 7,022,380
MBIA, Inc.
(a)(b)
..................... 501,409 4,643,047
Mercury General Corp. ............... 280,960 8,917,670
National Western Life Group, Inc., Class A
(b)
. 23,680 5,745,242
NI Holdings, Inc.
(a)
.................. 87,414 1,136,382
Oscar Health, Inc., Class A
(a)(b)
.......... 1,258,767 8,232,336
Security
Shares
Shares Value
Insurance (continued)
ProAssurance Corp. ................. 537,580 $ 9,934,478
Root, Inc., Class A
(a)(b)
................ 91,853 414,257
Safety Insurance Group, Inc. ........... 140,680 10,483,474
Selective Insurance Group, Inc. ......... 618,200 58,933,006
Selectquote, Inc.
(a)(b)
................. 1,424,754 3,091,716
SiriusPoint Ltd.
(a)
................... 866,409 7,043,905
Skyward Specialty Insurance Group, Inc.
(a)(b)
. 88,130 1,927,403
Stewart Information Services Corp. ....... 257,830 10,403,440
Tiptree, Inc. ...................... 255,929 3,728,885
Trean Insurance Group, Inc.
(a)
.......... 240,931 1,474,498
United Fire Group, Inc. ............... 219,592 5,830,168
Universal Insurance Holdings, Inc. ....... 218,247 3,976,460
331,141,094
Interactive Media & Services — 0.7%
(a)
Arena Group Holdings, Inc. (The)
(b)
....... 30,452 129,421
Bumble, Inc., Class A ................ 1,031,928 20,174,192
Cars.com, Inc. ..................... 590,167 11,390,223
DHI Group, Inc. .................... 65,443 253,919
Eventbrite, Inc., Class A
(b)
............. 91,949 788,923
fuboTV, Inc.
(b)
..................... 1,920,771 2,324,133
Outbrain, Inc.
(b)
.................... 392,594 1,621,413
QuinStreet, Inc. .................... 491,586 7,801,470
TrueCar, Inc. ...................... 879,894 2,023,756
Vinco Ventures, Inc.
(b)
................ 1,109,622 356,522
Ziff Davis, Inc.
(b)
.................... 383,384 29,923,121
76,787,093
IT Services — 0.3%
Brightcove, Inc.
(a)
................... 133,425 593,741
Edgio, Inc.
(a)(b)
..................... 118,558 93,791
Fastly, Inc., Class A
(a)(b)
............... 1,169,675 20,773,428
Hackett Group, Inc. (The) ............. 26,812 495,486
Information Services Group, Inc. ......... 189,433 964,214
PFSweb, Inc. ..................... 175,169 742,717
Rackspace Technology, Inc.
(a)(b)
......... 589,870 1,108,956
Squarespace, Inc., Class A
(a)(b)
.......... 236,240 7,505,345
Unisys Corp.
(a)
..................... 185,914 721,346
32,999,024
Leisure Products — 0.6%
Acushnet Holdings Corp.
(b)
............ 245,699 12,515,907
AMMO, Inc.
(a)(b)
.................... 930,465 1,833,016
Clarus Corp. ...................... 45,055 425,770
Johnson Outdoors, Inc., Class A
(b)
....... 54,310 3,422,073
Smith & Wesson Brands, Inc. ........... 437,373 5,384,062
Solo Brands, Inc., Class A
(a)
............ 233,262 1,674,821
Sturm Ruger & Co., Inc. .............. 16,105 925,071
Topgolf Callaway Brands Corp.
(a)(b)
....... 1,445,985 31,262,196
Vista Outdoor, Inc.
(a)(b)
................ 575,813 15,955,778
73,398,694
Life Sciences Tools & Services — 0.7%
(a)
AbCellera Biologics, Inc.
(b)
............. 1,231,612 9,286,354
Adaptive Biotechnologies Corp. ......... 1,084,526 9,576,365
Alpha Teknova, Inc.
(b)
................ 67,924 201,055
BioLife Solutions, Inc.
(b)
............... 321,133 6,984,643
Bionano Genomics, Inc.
(b)
............. 3,043,039 3,377,773
CryoPort, Inc.
(b)
.................... 86,214 2,069,136
Inotiv, Inc.
(b)
....................... 214,452 928,577
MaxCyte, Inc. ..................... 906,177 4,485,576
NanoString Technologies, Inc.
(b)
......... 50,528 500,227
Nautilus Biotechnology, Inc. ............ 480,341 1,330,545
OmniAb, Inc. ...................... 694,670 2,556,386
OmniAb, Inc., NVS
(c)
................. 104,040 1
Pacific Biosciences of California, Inc.
(b)
.... 2,555,829 29,596,500

2023
ishares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Value ETF
52
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
PhenomeX, Inc. .................... 620,574 $ 719,866
Quanterix Corp.
(b)
................... 301,115 3,393,566
Quantum-Si, Inc., Class A
(b)
............ 915,816 1,611,836
Science 37 Holdings, Inc. ............. 524,473 147,692
Seer, Inc., Class A .................. 532,597 2,055,824
Singular Genomics Systems, Inc.
(b)
....... 559,196 676,627
SomaLogic, Inc., Class A
(b)
............ 1,403,817 3,579,733
83,078,282
Machinery — 3.6%
3D Systems Corp.
(a)(b)
................ 1,302,269 13,960,324
Alamo Group, Inc. .................. 15,577 2,868,660
Albany International Corp., Class A ....... 259,290 23,170,154
Astec Industries, Inc. ................ 236,151 9,741,229
Barnes Group, Inc.
(b)
................. 507,967 20,460,911
CIRCOR International, Inc.
(a)
........... 136,861 4,259,114
Columbus McKinnon Corp. ............ 289,337 10,751,763
Desktop Metal, Inc., Class A
(a)(b)
......... 2,752,497 6,330,743
EnPro Industries, Inc. ................ 215,266 22,363,985
ESCO Technologies, Inc. ............. 241,945 23,093,650
Fathom Digital Manufacturing C
(a)(b)
....... 269,142 146,171
Gorman-Rupp Co. (The) .............. 189,087 4,727,175
Greenbrier Cos., Inc. (The) ............ 326,828 10,514,057
Hillenbrand, Inc. ................... 358,051 17,018,164
Hillman Solutions Corp.
(a)(b)
............ 1,382,449 11,640,221
Hydrofarm Holdings Group, Inc.
(a)(b)
....... 438,917 759,326
Hyliion Holdings Corp., Class A
(a)(b)
....... 1,386,503 2,745,276
Hyster-Yale Materials Handling, Inc. ...... 112,407 5,607,985
Kennametal, Inc. ................... 845,332 23,314,257
Luxfer Holdings plc ................. 158,561 2,679,681
Manitowoc Co., Inc. (The)
(a)(b)
........... 359,163 6,138,096
Markforged Holding Corp.
(a)(b)
........... 978,378 938,069
Microvast Holdings, Inc.
(a)(b)
............ 680,537 843,866
Miller Industries, Inc. ................ 105,863 3,742,257
Mueller Industries, Inc. ............... 369,726 27,167,466
Nikola Corp.
(a)(b)
.................... 221,377 267,866
Proterra, Inc.
(a)(b)
................... 1,253,111 1,904,729
Proto Labs, Inc.
(a)(b)
.................. 234,930 7,787,929
RBC Bearings, Inc.
(a)(b)
............... 251,986 58,644,702
REV Group, Inc. ................... 333,517 3,998,869
SPX Technologies, Inc.
(a)(b)
............. 451,553 31,870,611
Standex International Corp. ............ 121,885 14,923,599
Tennant Co. ...................... 106,155 7,274,802
Terex Corp. ....................... 350,658 16,964,834
Trinity Industries, Inc. ................ 719,640 17,530,430
Wabash National Corp.
(b)
.............. 65,668 1,614,776
417,765,747
Marine Transportation — 0.5%
Costamare, Inc. .................... 546,803 5,145,416
Eagle Bulk Shipping, Inc. ............. 138,529 6,303,069
Eneti, Inc. ........................ 223,728 2,091,857
Genco Shipping & Trading Ltd. .......... 382,097 5,983,639
Golden Ocean Group Ltd.
(b)
............ 1,273,242 12,121,264
Matson, Inc. ...................... 386,574 23,066,871
Safe Bulkers, Inc. .................. 721,495 2,662,317
57,374,433
Media — 1.1%
Advantage Solutions, Inc., Class A
(a)(b)
..... 848,636 1,340,845
AMC Networks, Inc., Class A
(a)
.......... 312,627 5,495,983
Audacy, Inc., Class A
(a)(b)
.............. 1,224,346 164,919
Boston Omaha Corp., Class A
(a)(b)
........ 213,192 5,046,255
Cardlytics, Inc.
(a)(b)
.................. 325,490 1,105,039
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 3,835,255 4,602,306
Cumulus Media, Inc., Class A
(a)(b)
........ 183,934 678,716
Security
Shares
Shares Value
Media (continued)
Daily Journal Corp.
(a)
................ 12,073 $ 3,440,322
Entravision Communications Corp., Class A . 163,740 990,627
EW Scripps Co. (The), Class A, NVS
(a)(b)
... 605,660 5,699,261
Gannett Co., Inc.
(a)(b)
................. 1,512,686 2,828,723
Gray Television, Inc. ................. 476,234 4,152,760
iHeartMedia, Inc., Class A
(a)(b)
........... 1,244,089 4,851,947
Innovid Corp.
(a)
.................... 99,205 139,879
Integral Ad Science Holding Corp.
(a)
...... 260,358 3,715,309
John Wiley & Sons, Inc., Class A ........ 30,208 1,171,164
Magnite, Inc.
(a)(b)
.................... 1,367,598 12,663,957
PubMatic, Inc., Class A
(a)(b)
............. 48,586 671,458
Quotient Technology, Inc.
(a)
............ 821,752 2,695,347
Scholastic Corp., NVS ............... 304,264 10,411,914
Stagwell, Inc., Class A
(a)(b)
............. 723,343 5,367,205
TEGNA, Inc. ...................... 2,301,834 38,924,013
Thryv Holdings, Inc.
(a)(b)
............... 196,306 4,526,816
Urban One, Inc., Class A
(a)(b)
........... 94,794 715,695
Urban One, Inc., Class D, NVS
(a)(b)
....... 91,413 502,771
WideOpenWest, Inc.
(a)(b)
.............. 234,385 2,491,513
124,394,744
Metals & Mining — 2.2%
Arconic Corp.
(a)(b)
................... 1,042,934 27,356,159
Carpenter Technology Corp. ........... 493,735 22,099,579
Coeur Mining, Inc.
(a)(b)
................ 2,866,736 11,438,277
Commercial Metals Co. ............... 1,002,771 49,035,502
Constellium SE, Class A
(a)
............. 617,225 9,431,198
Haynes International, Inc. ............. 127,161 6,369,494
Hecla Mining Co.
(b)
.................. 5,724,170 36,233,996
Hycroft Mining Holding Corp., Class A
(a)(b)
... 243,245 105,179
Ivanhoe Electric, Inc.
(a)(b)
.............. 243,838 2,962,632
Materion Corp. .................... 13,104 1,520,064
Novagold Resources, Inc.
(a)(b)
........... 126,175 784,808
Olympic Steel, Inc. .................. 98,140 5,123,889
Piedmont Lithium, Inc.
(a)(b)
............. 128,897 7,740,265
PolyMet Mining Corp.
(a)(b)
.............. 288,567 620,419
Ryerson Holding Corp. ............... 188,454 6,855,957
Schnitzer Steel Industries, Inc., Class A .... 242,359 7,537,365
SunCoke Energy, Inc. ................ 861,827 7,739,206
TimkenSteel Corp.
(a)(b)
................ 457,622 8,392,787
Tredegar Corp. .................... 280,029 2,556,665
Warrior Met Coal, Inc. ................ 476,621 17,496,757
Worthington Industries, Inc. ............ 323,477 20,912,788
252,312,986
Mortgage Real Estate Investment Trusts (REITs) — 2.3%
AFC Gamma, Inc. .................. 165,645 2,014,243
Angel Oak Mortgage REIT, Inc. ......... 126,525 923,632
Apollo Commercial Real Estate Finance, Inc. 1,449,259 13,492,601
Arbor Realty Trust, Inc. ............... 1,706,981 19,613,212
Ares Commercial Real Estate Corp. ...... 531,824 4,834,280
ARMOUR Residential REIT, Inc. ......... 1,664,262 8,737,375
Blackstone Mortgage Trust, Inc., Class A ... 1,782,217 31,812,573
BrightSpire Capital, Inc., Class A ........ 977,285 5,765,981
Broadmark Realty Capital, Inc. .......... 1,349,788 6,344,004
Chicago Atlantic Real Estate Finance, Inc. .. 51,312 693,225
Chimera Investment Corp. ............. 2,417,982 13,637,418
Claros Mortgage Trust, Inc. ............ 945,104 11,010,462
Dynex Capital, Inc. .................. 533,333 6,463,996
Ellington Financial, Inc. ............... 639,284 7,805,658
Franklin BSP Realty Trust, Inc. .......... 847,913 10,115,602
Granite Point Mortgage Trust, Inc. ....... 528,006 2,618,910
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 841,818 24,075,995
Invesco Mortgage Capital, Inc. .......... 369,287 4,095,393

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Value ETF
Schedules of Investments
53
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
KKR Real Estate Finance Trust, Inc. ...... 581,746 $ 6,626,087
Ladder Capital Corp., Class A .......... 1,164,575 11,005,234
MFA Financial, Inc. .................. 1,056,412 10,479,607
New York Mortgage Trust, Inc.
(b)
......... 954,835 9,510,157
Nexpoint Real Estate Finance, Inc. ....... 77,422 1,213,203
Orchid Island Capital, Inc. ............. 383,771 4,117,863
PennyMac Mortgage Investment Trust ..... 740,417 9,129,342
Ready Capital Corp. ................. 737,623 7,501,626
Redwood Trust, Inc. ................. 1,149,235 7,745,844
TPG RE Finance Trust, Inc. ............ 712,152 5,170,223
Two Harbors Investment Corp. .......... 996,459 14,657,912
261,211,658
Multi-Utilities — 1.0%
Avista Corp. ...................... 734,866 31,195,062
Black Hills Corp. ................... 674,752 42,576,851
NorthWestern Corp. ................. 601,798 34,820,032
Unitil Corp. ....................... 161,451 9,209,165
117,801,110
Office REITs — 0.9%
Brandywine Realty Trust .............. 1,755,658 8,304,262
City Office REIT, Inc. ................ 403,125 2,781,562
Corporate Office Properties Trust ........ 1,029,363 24,406,197
Easterly Government Properties, Inc.
(b)
.... 937,008 12,874,490
Equity Commonwealth ............... 1,082,207 22,412,507
Franklin Street Properties Corp. ......... 1,036,435 1,627,203
Office Properties Income Trust .......... 487,560 5,996,988
Orion Office REIT, Inc. ............... 580,333 3,888,231
Paramount Group, Inc. ............... 1,940,807 8,850,080
Piedmont Office Realty Trust, Inc., Class A .. 1,297,116 9,468,947
Postal Realty Trust, Inc., Class A ........ 72,578 1,104,637
101,715,104
Oil, Gas & Consumable Fuels — 4.5%
Aemetis, Inc.
(a)(b)
................... 354,182 821,702
Alto Ingredients, Inc.
(a)(b)
.............. 923,198 1,384,797
Amplify Energy Corp.
(a)(b)
.............. 79,947 549,236
Ardmore Shipping Corp. .............. 425,574 6,328,285
Berry Corp. ....................... 665,244 5,222,165
California Resources Corp.
(b)
........... 767,268 29,539,818
Callon Petroleum Co.
(a)(b)
.............. 86,062 2,877,913
Centrus Energy Corp., Class A
(a)
......... 107,341 3,456,380
Chord Energy Corp. ................. 175,029 23,558,903
Civitas Resources, Inc. ............... 761,332 52,029,429
Clean Energy Fuels Corp.
(a)(b)
........... 1,759,677 7,672,192
CNX Resources Corp.
(a)(b)
............. 1,644,545 26,345,611
CONSOL Energy, Inc. ................ 21,610 1,259,215
DHT Holdings, Inc. .................. 1,415,511 15,301,674
Dorian LPG Ltd. .................... 316,158 6,304,191
Energy Fuels, Inc.
(a)(b)
................ 286,632 1,599,407
Equitrans Midstream Corp. ............ 3,243,787 18,749,089
Excelerate Energy, Inc., Class A ......... 189,834 4,202,925
FLEX LNG Ltd.
(b)
................... 295,712 9,930,009
Frontline plc ...................... 1,287,222 21,316,396
Gevo, Inc.
(a)(b)
..................... 2,210,802 3,404,635
Golar LNG Ltd.
(a)
................... 969,517 20,941,567
Green Plains, Inc.
(a)(b)
................ 429,801 13,319,533
International Seaways, Inc. ............ 502,798 20,956,621
Kinetik Holdings, Inc., Class A .......... 156,660 4,903,458
Murphy Oil Corp. ................... 862,591 31,898,615
NACCO Industries, Inc., Class A ......... 40,805 1,471,836
NextDecade Corp.
(a)(b)
................ 59,650 296,461
Nordic American Tankers Ltd. .......... 2,112,786 8,366,633
Northern Oil and Gas, Inc. ............. 104,023 3,157,098
PBF Energy, Inc., Class A ............. 944,687 40,961,628
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.
(a)(b)
............. 1,216,047 $ 31,130,803
Permian Resources Corp., Class A ....... 2,106,227 22,115,384
Petrocorp, Inc., NVS
(a)(c)
.............. 19,086 —
REX American Resources Corp.
(a)(b)
...... 177,054 5,061,974
Riley Exploration Permian, Inc. .......... 40,058 1,524,608
Ring Energy, Inc.
(a)(b)
................. 583,740 1,109,106
Scorpio Tankers, Inc. ................ 485,698 27,349,654
SFL Corp. Ltd. ..................... 1,174,754 11,160,163
Teekay Corp.
(a)
.................... 717,607 4,434,811
Teekay Tankers Ltd., Class A
(a)
.......... 235,575 10,113,235
Ur-Energy, Inc.
(a)(b)
.................. 234,781 248,868
Vertex Energy, Inc.
(a)(b)
............... 69,588 687,529
W&T Offshore, Inc.
(a)(b)
............... 158,036 802,823
World Fuel Services Corp. ............. 636,364 16,259,100
520,125,480
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............. 173,544 5,799,840
Glatfelter Corp. .................... 450,387 1,436,735
Sylvamo Corp. .................... 21,652 1,001,622
8,238,197
Passenger Airlines — 0.4%
Allegiant Travel Co.
(a)
................ 91,850 8,448,363
Blade Air Mobility, Inc., Class A
(a)(b)
....... 593,729 2,006,804
Hawaiian Holdings, Inc.
(a)(b)
............ 526,514 4,822,868
Joby Aviation, Inc., Class A
(a)(b)
.......... 254,065 1,102,642
SkyWest, Inc.
(a)
.................... 517,799 11,479,604
Spirit Airlines, Inc. .................. 1,125,242 19,320,405
Wheels Up Experience, Inc., Class A
(a)(b)
... 1,678,995 1,062,468
48,243,154
Personal Care Products — 0.4%
Beauty Health Co. (The), Class A
(a)(b)
...... 101,366 1,280,252
Edgewell Personal Care Co. ........... 532,217 22,576,645
Herbalife Nutrition Ltd.
(a)(b)
............. 340,438 5,481,052
Honest Co., Inc. (The)
(a)(b)
............. 695,515 1,251,927
Nature's Sunshine Products, Inc.
(a)
....... 140,781 1,437,374
Nu Skin Enterprises, Inc., Class A ........ 301,415 11,848,624
43,875,874
Pharmaceuticals — 1.1%
Amylyx Pharmaceuticals, Inc.
(a)
......... 419,423 12,305,871
AN2 Therapeutics, Inc.
(a)
.............. 84,407 833,097
ANI Pharmaceuticals, Inc.
(a)
............ 130,054 5,165,745
Atea Pharmaceuticals, Inc.
(a)(b)
.......... 801,359 2,684,553
Athira Pharma, Inc.
(a)
................ 341,336 853,340
Cara Therapeutics, Inc.
(a)(b)
............ 463,046 2,273,556
DICE Therapeutics, Inc.
(a)(b)
............ 366,353 10,496,013
Edgewise Therapeutics, Inc.
(a)(b)
......... 393,817 2,626,759
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 147,042 432,303
Fulcrum Therapeutics, Inc.
(a)(b)
.......... 537,881 1,532,961
Ligand Pharmaceuticals, Inc.
(a)
.......... 137,459 10,111,484
Liquidia Corp.
(a)(b)
................... 172,934 1,194,974
Nektar Therapeutics
(a)
................ 1,858,873 1,306,602
NGM Biopharmaceuticals, Inc.
(a)(b)
........ 158,139 645,207
Nuvation Bio, Inc., Class A
(a)
........... 1,206,344 2,002,531
Phibro Animal Health Corp., Class A ...... 9,194 140,852
Prestige Consumer Healthcare, Inc.
(a)
..... 514,049 32,194,889
Provention Bio, Inc.
(a)
................ 92,690 2,233,829
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 47,264 4,297,243
Relmada Therapeutics, Inc.
(a)(b)
.......... 73,556 166,237
Scilex Holding Co.(Acquired 01/06/23, cost
$6,061,469)
(a)(b)(d)
................. 578,384 4,688,738
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 513,336 18,598,163
Tarsus Pharmaceuticals, Inc.
(a)
.......... 187,980 2,362,909

2023
ishares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Value ETF
54
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Theravance Biopharma, Inc.
(a)
.......... 65,088 $ 706,205
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 180,682 1,604,456
Third Harmonic Bio, Inc.
(a)(b)
............ 68,438 281,964
121,740,481
Professional Services — 0.8%
Alight, Inc., Class A
(a)(b)
............... 3,972,656 36,588,162
Atlas Technical Consultants, Inc.
(a)
....... 62,043 756,304
Barrett Business Services, Inc. .......... 7,526 667,105
Conduent, Inc.
(a)
................... 1,790,696 6,142,087
First Advantage Corp.
(a)(b)
............. 553,958 7,733,254
Heidrick & Struggles International, Inc. .... 199,646 6,061,253
Huron Consulting Group, Inc.
(a)(b)
........ 80,666 6,483,126
ICF International, Inc. ................ 56,121 6,156,474
Kelly Services, Inc., Class A, NVS ....... 351,228 5,826,873
Maximus, Inc. ..................... 36,170 2,846,579
Planet Labs PBC
(a)(b)
................. 254,624 1,000,672
Resources Connection, Inc. ............ 332,121 5,665,984
Skillsoft Corp., Class A
(a)(b)
............. 814,921 1,629,842
Spire Global, Inc., Class A
(a)(b)
.......... 1,253,589 837,397
Sterling Check Corp.
(a)(b)
.............. 15,159 169,023
TrueBlue, Inc.
(a)
.................... 334,116 5,947,265
Willdan Group, Inc.
(a)(b)
............... 110,333 1,723,401
96,234,801
Real Estate Management & Development — 0.5%
American Realty Investors, Inc.
(a)
........ 16,189 426,094
Anywhere Real Estate, Inc.
(a)(b)
.......... 1,110,753 5,864,776
DigitalBridge Group, Inc., Class A ........ 175,896 2,108,993
Doma Holdings, Inc.
(a)(b)
............... 1,275,371 519,713
Douglas Elliman, Inc. ................ 727,452 2,262,376
Forestar Group, Inc.
(a)(b)
............... 139,362 2,168,473
FRP Holdings, Inc.
(a)
................. 68,048 3,938,618
Kennedy-Wilson Holdings, Inc. .......... 1,218,159 20,209,258
Newmark Group, Inc., Class A .......... 1,300,939 9,210,648
RE/MAX Holdings, Inc., Class A ......... 186,321 3,495,382
RMR Group, Inc. (The), Class A ......... 58,995 1,548,029
Stratus Properties, Inc. ............... 58,117 1,162,340
Tejon Ranch Co.
(a)
.................. 205,073 3,746,684
Transcontinental Realty Investors, Inc.
(a)
... 12,389 525,170
57,186,554
Residential REITs — 0.8%
Apartment Investment and Management Co.,
Class A ....................... 1,536,006 11,811,886
Bluerock Homes Trust, Inc., Class A
(a)
..... 22,963 455,127
BRT Apartments Corp. ............... 122,843 2,422,464
Centerspace ...................... 154,065 8,416,571
Clipper Realty, Inc. .................. 27,364 157,069
Elme Communities .................. 901,512 16,101,004
Independence Realty Trust, Inc. ......... 2,328,588 37,327,266
NexPoint Residential Trust, Inc. ......... 15,054 657,408
UMH Properties, Inc. ................ 98,978 1,463,885
Veris Residential, Inc.
(a)
............... 891,772 13,055,542
91,868,222
Retail REITs — 2.5%
Acadia Realty Trust ................. 939,636 13,107,922
Agree Realty Corp.
(b)
................ 905,210 62,106,458
CBL & Associates Properties, Inc. ........ 228,978 5,870,996
Getty Realty Corp.
(b)
................. 423,873 15,272,144
InvenTrust Properties Corp. ............ 701,190 16,407,846
Kite Realty Group Trust ............... 2,249,304 47,055,440
Macerich Co. (The)
(b)
................ 2,211,599 23,442,949
Necessity Retail REIT, Inc. (The), Class A .. 1,375,442 8,637,776
NETSTREIT Corp. .................. 565,104 10,330,101
Security
Shares
Shares Value
Retail REITs (continued)
Retail Opportunity Investments Corp. ..... 1,256,060 $ 17,534,598
RPT Realty ....................... 858,292 8,162,357
Saul Centers, Inc. .................. 15,510 604,890
SITE Centers Corp. ................. 1,996,525 24,517,327
Urban Edge Properties ............... 1,197,079 18,028,010
Urstadt Biddle Properties, Inc., Class A .... 293,585 5,158,288
Whitestone REIT ................... 483,011 4,443,701
280,680,803
Semiconductors & Semiconductor Equipment — 0.8%
ACM Research, Inc., Class A
(a)
.......... 429,721 5,027,736
Alpha & Omega Semiconductor Ltd.
(a)
..... 50,258 1,354,453
Amkor Technology, Inc. ............... 834,995 21,726,570
AXT, Inc.
(a)(b)
...................... 426,545 1,697,649
Cohu, Inc.
(a)
...................... 483,916 18,577,535
Diodes, Inc.
(a)
..................... 125,673 11,657,427
Ichor Holdings Ltd.
(a)(b)
................ 289,727 9,485,662
Impinj, Inc.
(a)(b)
..................... 20,136 2,728,831
Photronics, Inc.
(a)
................... 167,924 2,784,180
Rambus, Inc.
(a)
.................... 177,767 9,112,336
Rigetti Computing, Inc.
(a)(b)
............. 871,230 630,248
Ultra Clean Holdings, Inc.
(a)(b)
........... 306,280 10,156,245
Veeco Instruments, Inc.
(a)
............. 104,085 2,199,316
97,138,188
Software — 1.8%
A10 Networks, Inc. .................. 136,438 2,113,425
Adeia, Inc. ....................... 1,074,319 9,518,466
American Software, Inc., Class A ........ 97,348 1,227,558
Applied Digital Corp.
(a)(b)
.............. 405,737 908,851
Blackbaud, Inc.
(a)
................... 26,008 1,802,354
Blend Labs, Inc., Class A
(a)(b)
........... 1,985,647 1,978,102
C3.ai, Inc., Class A
(a)(b)
............... 500,241 16,793,090
Cerence, Inc.
(a)(b)
................... 417,317 11,722,435
Cipher Mining, Inc.
(a)(b)
................ 376,579 877,429
Cleanspark, Inc.
(a)(b)
................. 754,674 2,097,994
Consensus Cloud Solutions, Inc.
(a)(b)
...... 101,575 3,462,692
Cvent Holding Corp.
(a)(b)
............... 474,616 3,967,790
Digimarc Corp.
(a)(b)
.................. 8,662 170,208
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 2,063,025 12,006,806
Ebix, Inc. ........................ 218,498 2,881,989
eGain Corp.
(a)
..................... 122,564 930,261
EverCommerce, Inc.
(a)(b)
.............. 218,198 2,308,535
ForgeRock, Inc., Class A
(a)(b)
........... 125,324 2,581,674
Greenidge Generation Holdings, Inc.
(a)
..... 349,292 157,880
Instructure Holdings, Inc.
(a)(b)
........... 154,064 3,990,258
InterDigital, Inc. .................... 192,885 14,061,317
Kaleyra, Inc.
(a)(b)
.................... 91,821 151,505
Latch, Inc.
(a)(b)
..................... 1,055,921 804,717
LiveRamp Holdings, Inc.
(a)
............. 660,827 14,491,936
LiveVox Holdings, Inc., Class A
(a)(b)
....... 214,414 662,539
Marathon Digital Holdings, Inc.
(a)(b)
....... 1,201,907 10,480,629
Matterport, Inc., Class A
(a)(b)
............ 634,201 1,731,369
MicroStrategy, Inc., Class A
(a)(b)
.......... 40,823 11,933,379
Mitek Systems, Inc.
(a)
................ 37,504 359,663
N-able, Inc.
(a)(b)
.................... 84,111 1,110,265
Olo, Inc., Class A
(a)(b)
................. 933,894 7,620,575
ON24, Inc.
(a)(b)
..................... 444,737 3,895,896
OneSpan, Inc.
(a)
.................... 264,784 4,633,720
Porch Group, Inc.
(a)(b)
................ 846,146 1,209,989
PowerSchool Holdings, Inc., Class A
(a)
..... 305,700 6,058,974
PROS Holdings, Inc.
(a)
............... 151,011 4,137,701
Riot Platforms, Inc.
(a)(b)
............... 1,638,072 16,364,339
Sapiens International Corp. NV ......... 90,371 1,962,858
SecureWorks Corp., Class A
(a)(b)
......... 103,178 884,236

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Value ETF
Schedules of Investments
55
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
SolarWinds Corp.
(a)
................. 498,320 $ 4,285,552
Sumo Logic, Inc.
(a)
.................. 425,154 5,093,345
Terawulf, Inc.
(a)(b)
................... 547,279 513,238
Upland Software, Inc.
(a)
............... 305,488 1,313,599
Verint Systems, Inc.
(a)(b)
............... 61,393 2,286,275
WM Technology, Inc., Class A
(a)(b)
........ 211,450 179,563
Xperi, Inc.
(a)(b)
..................... 430,619 4,706,666
202,431,642
Specialized REITs — 0.7%
Farmland Partners, Inc. .............. 506,777 5,422,514
Four Corners Property Trust, Inc. ........ 783,604 21,047,604
Gladstone Land Corp.
(b)
.............. 148,611 2,474,373
PotlatchDeltic Corp. ................. 746,202 36,936,999
Uniti Group, Inc. ................... 2,457,302 8,723,422
74,604,912
Specialty Retail — 3.6%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 269,666 3,101,159
Aaron's Co., Inc. (The) ............... 314,751 3,040,495
Abercrombie & Fitch Co., Class A
(a)(b)
...... 501,519 13,917,152
Academy Sports & Outdoors, Inc.
(b)
....... 783,403 51,117,046
aka Brands Holding Corp.
(a)(b)
........... 129,826 70,716
American Eagle Outfitters, Inc. .......... 1,595,396 21,442,122
America's Car-Mart, Inc.
(a)(b)
............ 61,350 4,859,533
Asbury Automotive Group, Inc.
(a)(b)
........ 162,344 34,092,240
BARK, Inc.
(a)(b)
..................... 1,148,825 1,665,796
Bed Bath & Beyond, Inc.
(a)(b)
............ 272,279 116,372
Big 5 Sporting Goods Corp.
(b)
........... 215,903 1,660,294
Buckle, Inc. (The) .................. 24,629 879,009
Build-A-Bear Workshop, Inc. ........... 37,206 864,667
Cato Corp. (The), Class A ............. 177,202 1,566,466
Chico's FAS, Inc.
(a)
.................. 346,650 1,906,575
Children's Place, Inc. (The)
(a)
........... 43,717 1,759,609
Citi Trends, Inc.
(a)(b)
.................. 80,341 1,528,086
Conn's, Inc.
(a)(b)
.................... 143,353 868,719
Container Store Group, Inc. (The)
(a)(b)
..... 328,167 1,125,613
Designer Brands, Inc., Class A .......... 135,727 1,186,254
Destination XL Group, Inc.
(a)(b)
.......... 288,555 1,589,938
Duluth Holdings, Inc., Class B
(a)(b)
........ 68,144 434,759
EVgo, Inc., Class A
(a)(b)
............... 614,099 4,783,831
Express, Inc.
(a)(b)
................... 747,528 589,276
Foot Locker, Inc. ................... 832,506 33,042,163
Franchise Group, Inc. ................ 17,724 482,979
Genesco, Inc.
(a)
.................... 127,382 4,697,848
Group 1 Automotive, Inc.
(b)
............. 145,141 32,862,825
GrowGeneration Corp.
(a)(b)
............. 587,330 2,008,669
Haverty Furniture Cos., Inc. ............ 148,982 4,754,016
Hibbett, Inc. ...................... 27,074 1,596,824
JOANN, Inc.
(b)
..................... 139,727 222,166
Lands' End, Inc.
(a)(b)
................. 153,330 1,490,367
LL Flooring Holdings, Inc.
(a)(b)
........... 294,862 1,120,476
MarineMax, Inc.
(a)(b)
................. 203,612 5,853,845
Monro, Inc.
(b)
...................... 322,259 15,929,262
National Vision Holdings, Inc.
(a)(b)
........ 760,576 14,329,252
ODP Corp. (The)
(a)(b)
................. 413,603 18,603,863
OneWater Marine, Inc., Class A
(a)
........ 108,237 3,027,389
Overstock.com, Inc.
(a)(b)
............... 441,844 8,956,178
PetMed Express, Inc. ................ 37,943 616,194
RealReal, Inc. (The)
(a)(b)
............... 803,325 1,012,189
RumbleON, Inc., Class B
(a)(b)
........... 109,883 665,891
Sally Beauty Holdings, Inc.
(a)(b)
.......... 79,415 1,237,286
Shoe Carnival, Inc. .................. 176,217 4,519,966
Signet Jewelers Ltd.
(b)
................ 461,719 35,912,504
Sleep Number Corp.
(a)(b)
.............. 121,204 3,685,814
Security
Shares
Shares Value
Specialty Retail (continued)
Sonic Automotive, Inc., Class A ......... 185,246 $ 10,066,268
Sportsman's Warehouse Holdings, Inc.
(a)
... 375,050 3,180,424
Stitch Fix, Inc., Class A
(a)(b)
............. 524,979 2,682,643
ThredUp, Inc., Class A
(a)(b)
............. 498,643 1,261,567
Tile Shop Holdings, Inc.
(a)
............. 328,041 1,538,512
Tilly's, Inc., Class A
(a)
................ 233,645 1,801,403
Torrid Holdings, Inc.
(a)(b)
............... 51,689 225,364
TravelCenters of America, Inc.
(a)(b)
........ 129,938 11,239,637
Urban Outfitters, Inc.
(a)(b)
.............. 660,605 18,311,971
Winmark Corp. .................... 28,360 9,087,395
Zumiez, Inc.
(a)(b)
.................... 164,404 3,031,610
413,220,487
Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc.
(a)(b)
.............. 133,133 4,257,593
CompoSecure, Inc., Class A
(a)
.......... 16,465 121,182
Corsair Gaming, Inc.
(a)(b)
.............. 184,416 3,384,034
Diebold Nixdorf, Inc.
(a)(b)
............... 181,457 217,748
Eastman Kodak Co.
(a)(b)
............... 580,758 2,381,108
IonQ, Inc.
(a)(b)
...................... 1,072,748 6,597,400
Turtle Beach Corp.
(a)
................. 39,393 394,718
Xerox Holdings Corp. ................ 1,187,842 18,292,767
35,646,550
Textiles, Apparel & Luxury Goods — 0.3%
Allbirds, Inc., Class A
(a)(b)
.............. 739,466 887,359
Ermenegildo Zegna NV
(b)
............. 476,495 6,499,392
Fossil Group, Inc.
(a)(b)
................ 488,018 1,561,658
G-III Apparel Group Ltd.
(a)
............. 447,842 6,963,943
Movado Group, Inc. ................. 156,266 4,495,773
Oxford Industries, Inc. ............... 47,661 5,032,525
PLBY Group, Inc.
(a)(b)
................ 438,682 868,590
Rocky Brands, Inc. .................. 63,615 1,467,598
Superior Group of Cos., Inc. ........... 115,763 911,055
Unifi, Inc.
(a)(b)
...................... 150,735 1,231,505
29,919,398
Tobacco — 0.2%
Universal Corp. .................... 250,558 13,252,013
Vector Group Ltd. .................. 1,262,351 15,160,835
28,412,848
Trading Companies & Distributors — 1.6%
Alta Equipment Group, Inc., Class A ...... 169,889 2,692,741
Beacon Roofing Supply, Inc.
(a)(b)
......... 158,537 9,329,902
BlueLinx Holdings, Inc.
(a)
.............. 90,427 6,145,419
Boise Cascade Co. ................. 322,539 20,400,592
Custom Truck One Source, Inc.
(a)(b)
....... 429,702 2,917,677
Distribution Solutions Group, Inc.
(a)
....... 6,527 296,717
DXP Enterprises, Inc.
(a)
............... 154,959 4,171,496
GATX Corp.
(b)
..................... 341,661 37,589,543
Global Industrial Co. ................. 34,982 938,917
NOW, Inc.
(a)
...................... 1,141,951 12,732,754
Rush Enterprises, Inc., Class A ......... 428,771 23,410,896
Rush Enterprises, Inc., Class B ......... 67,119 4,019,757
Textainer Group Holdings Ltd. .......... 386,197 12,400,786
Titan Machinery, Inc.
(a)
............... 208,888 6,360,640
Triton International Ltd. ............... 601,406 38,020,887
181,428,724
Water Utilities — 0.6%
American States Water Co.
(b)
........... 198,860 17,676,665
Artesian Resources Corp., Class A, NVS ... 29,585 1,637,826
California Water Service Group
(b)
........ 413,277 24,052,721
SJW Group ....................... 279,815 21,302,316
64,669,528

2023
ishares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Value ETF
56
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.3%
Gogo, Inc.
(a)
...................... 468,661 $ 6,795,585
KORE Group Holdings, Inc.
(a)(b)
.......... 411,364 501,864
Shenandoah Telecommunications Co.
(b)
.... 498,424 9,480,024
Telephone and Data Systems, Inc. ....... 1,044,825 10,981,111
United States Cellular Corp.
(a)(b)
......... 154,218 3,196,939
30,955,523
Total Common Stocks — 99.5%
(Cost: $13,230,762,137) ........................... 11,382,330,684
Rights
Biotechnology — 0.0%
Contra Aduro Biotech I, CVR
(a)(c)
......... 19,180 48,698
Metals & Mining — 0.0%
PolyMet Mining Corp.(Expires 04/04/23, Strike
Price USD 2.11)
(a)(b)
............... 282,858 764
Total Rights — 0.0%
(Cost: $—) .................................... 49,462
Warrants
Oil, Gas & Consumable Fuels — 0.0%
(a)
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/24, Strike Price USD 116.37) ..... 42,563 756,770
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70) .... 21,281 302,190
Total Warrants — 0.0%
(Cost: $5,241,813) .............................. 1,058,960
Total Long-Term Investments — 99.5%
(Cost: $13,236,003,950) ........................... 11,383,439,106
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.3%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(g)
............ 1,028,918,390 $ 1,029,227,065
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 35,812,559 35,812,559
Total Short-Term Securities — 9.3%
(Cost: $1,064,548,416) ........................... 1,065,039,624
Total Investments — 108.8%
(Cost: $14,300,552,366 ) ........................... 12,448,478,730
Liabilities in Excess of Other Assets — (8.8)% ............ (1,002,948,142)
Net Assets — 100.0% ..............................
$ 11,445,530,588
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,688,738, representing 0.04% of its net assets as of period end, and an original cost of $6,061,469.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 932,952,583 $ 95,625,380
(a)
$ — $ 54,222 $ 594,880 $ 1,029,227,065 1,028,918,390 $ 14,676,175
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 12,620,000 23,192,559
(a)
— — — 35,812,559 35,812,559 816,187 20
$ 54,222 $ 594,880 $ 1,065,039,624 $ 15,492,362 $ 20
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Value ETF
Schedules of Investments
57
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 574 06/16/23 $ 52,047 $ 754,971
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 754,971 $ — $ — $ — $ 754,971
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (4,181,123) $ — $ — $ — $ (4,181,123)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 206,832 $ — $ — $ — $ 206,832
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 47,828,446

2023
ishares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2000 Value ETF
58
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 11,377,641,945 $ 4,688,738 $ 1 $ 11,382,330,684
Rights ................................................ 764 — 48,698 49,462
Warrants .............................................. 1,058,960 — — 1,058,960
Short-Term Securities
Money Market Funds ...................................... 1,065,039,624 — — 1,065,039,624
$ 12,443,741,293 $ 4,688,738 $ 48,699 $ 12,448,478,730
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 754,971 $ — $ — $ 754,971
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
March 31, 2023
59
Financial Statements
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth
ETF
iShares Russell
2000 Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 49,582,680,725 $ 9,356,042,077 $ 11,383,439,106
Investments, at value — affiliated
(c)
............................................................ 6,314,491,501 1,397,674,391 1,065,039,624
Cash   ............................................................................... 15,828,555 2,072,051 1,121,680
Cash pledged:
Futures contracts ...................................................................... 11,414,000 1,351,000 3,954,000
Receivables: – – –
Investments sold ...................................................................... 2,156,175 3,979,639 —
Securities lending income — affiliated ........................................................ 6,064,116 1,465,619 986,073
Capital shares sold ..................................................................... 4,007,553 — 4,106,338
Dividends — unaffiliated ................................................................. 53,142,179 2,738,701 21,117,096
Dividends — affiliated ................................................................... 519,196 77,647 141,985
Variation margin on futures contracts ......................................................... 2,694,106 327,280 958,557
Total assets ...........................................................................
55,992,998,106 10,765,728,405 12,480,864,459
LIABILITIES
Collateral on securities loaned ............................................................... 6,229,448,367 1,384,985,854 1,028,877,853
Payables: – – –
Investments purchased .................................................................. 2,442,372 307,932 4,131,885
Capital shares redeemed ................................................................. 44,181,504 327,306 —
Investment advisory fees ................................................................. 8,350,828 1,885,119 2,324,133
Total liabilities ..........................................................................
6,284,423,071 1,387,506,211 1,035,333,871
NET ASSETS ..........................................................................
$ 49,708,575,035 $ 9,378,222,194 $ 11,445,530,588
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 88,308,370,423 $ 13,300,917,542 $ 14,961,117,606
Accumulated loss ....................................................................... (38,599,795,388) (3,922,695,348) (3,515,587,018)
NET ASSETS ..........................................................................
$ 49,708,575,035 $ 9,378,222,194 $ 11,445,530,588
NET ASSET VALUE
Shares outstanding ......................................................................
278,300,000 41,300,000 83,400,000
Net asset value .........................................................................
$ 178.62 $ 227.08 $ 137.24
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated .......................................................... $ 73,318,402,230 $ 10,384,452,580 $ 13,236,003,950
(b)
  Securities loaned, at value ................................................................ $ 6,143,906,964 $ 1,357,523,012 $ 1,015,131,220
(c)
  Investments, at cost — affiliated ............................................................ $ 6,311,322,729 $ 1,396,905,311 $ 1,064,548,416

Statements of Operations

Year Ended March 31, 2023
2023
iShares Annual Report to Shareholders
60
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth
ETF
iShares Russell
2000 Value ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 795,547,751 $ 76,620,553 $ 257,237,567
Dividends — affiliated ................................................................... 2,991,638 465,833 816,187
Securities lending income — affiliated — net ................................................... 90,472,512 22,408,974 14,676,175
Foreign taxes withheld .................................................................. (1,119,897) (181,893) (273,591)
Total investment income ...................................................................
887,892,004 99,313,467 272,456,338
EXPENSES
Investment advisory .................................................................... 102,162,225 22,705,207 29,120,003
Total expenses .........................................................................
102,162,225 22,705,207 29,120,003
Net investment income ....................................................................
785,729,779 76,608,260 243,336,335
REALIZED AND UNREALIZED GAIN (LOSS) $ (7,994,145,000) $ (1,143,756,534) $ (2,048,776,818)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. (5,207,605,542) (1,912,289,107) (67,610,056)
Investments — affiliated ............................................................... 327,288 97,715 54,222
Capital gain distributions from underlying funds — affiliated ........................................ 65 23 20
Foreign currency transactions ........................................................... 2,469 — —
Futures contracts .................................................................... (44,071,219) (3,707,187) (4,181,123)
In-kind redemptions — unaffiliated
(a)
....................................................... 3,659,215,119 837,667,713 553,791,612
(1,592,131,820) (1,078,230,843) 482,054,675
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (6,407,180,782) (66,390,990) (2,531,633,204)
Investments — affiliated ............................................................... 3,239,323 751,079 594,880
Futures contracts .................................................................... 1,928,276 114,220 206,832
(6,402,013,183) (65,525,691) (2,530,831,492)
Net realized and unrealized loss ..............................................................
(7,994,145,003) (1,143,756,534) (2,048,776,817)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................
$ (7,208,415,224) $ (1,067,148,274) $ (1,805,440,482)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
61
Financial Statements
See notes to financial statements.
iShares Russell 2000 ETF iShares Russell 2000 Growth ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 785,729,779 $ 600,788,667 $ 76,608,260 $ 26,897,024
Net realized gain (loss) .................................................... (1,592,131,820) 10,401,978,974 (1,078,230,843) 1,971,046,885
Net change in unrealized appreciation (depreciation) ................................ (6,402,013,183) (14,941,857,623) (65,525,691) (3,784,056,671)
Net decrease in net assets resulting from operations ..................................
(7,208,415,224) (3,939,089,982) (1,067,148,274) (1,786,112,762)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(820,928,177) (646,681,067) (78,266,196) (38,453,082)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(4,215,356,230) (2,764,541,638) (307,182,293) 573,103,014
NET ASSETS
Total decrease in net assets .................................................. (12,244,699,631) (7,350,312,687) (1,452,596,763) (1,251,462,830)
Beginning of year ..........................................................
61,953,274,666 69,303,587,353 10,830,818,957 12,082,281,787
End of year ..............................................................
$ 49,708,575,035 $ 61,953,274,666 $ 9,378,222,194 $ 10,830,818,957
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
iShares Annual Report to Shareholders
62
See notes to financial statements.
iShares Russell 2000 Value ETF
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 243,336,335 $ 221,001,608
Net realized gain ...................................................................................... 482,054,675 2,756,634,299
Net change in unrealized appreciation (depreciation) .............................................................. (2,530,831,492) (2,478,461,320)
Net increase (decrease) in net assets resulting from operations .........................................................
(1,805,440,482) 499,174,587
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .......................................................
(262,828,957) (248,644,243)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .......................................................
(1,144,200,441) (1,911,845,387)
NET ASSETS
Total decrease in net assets ................................................................................ (3,212,469,880) (1,661,315,043)
Beginning of year ........................................................................................
14,658,000,468 16,319,315,511
End of year ............................................................................................
$ 11,445,530,588 $ 14,658,000,468
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
63
Financial Highlights
See notes to financial statements.
iShares Russell 2000 ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year ................................
$ 205.42  $ 220.43  $ 114.62  $ 153.10  $ 151.96
Net investment income
(a)
.......................................
2.67  1.97  1.73  1.83  1.89
Net realized and unrealized gain (loss)
(b)
.............................
(26.65) (14.89) 106.10  (38.22) 1.18
Net increase (decrease) from investment operations ...................... (23.98) (12.92) 107.83  (36.39) 3.07
Distributions from net investment income
(c)
............................. (2.82) (2.09) (2.02) (2.09) (1.93)
Net asset value, end of year ..................................... $ 178.62  $ 205.42  $ 220.43  $ 114.62  $ 153.10
Total Return
(d)
(11.63)% — — — —
Based on net asset value ........................................ (11.63)% (5.92)% 94.67% (24.04)% 2.01%
Ratios to Average Net Assets
(e)
Total expenses ...............................................
0.19% 0.19% 0.19% 0.19% 0.19%
Net investment income ..........................................
1.47% 0.90% 1.01% 1.19% 1.21%
Supplemental Data
Net assets, end of year (000) ...................................... $ 49,708,575  $ 61,953,275  $ 69,303,587  $ 32,602,673  $ 43,174,723
Portfolio turnover rate
(f)
.......................................... 18% 23% 20% 18% 22%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders
64
See notes to financial statements.
iShares Russell 2000 Growth ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year ................................
$ 256.05  $ 300.18  $ 158.74  $ 196.60  $ 190.63
Net investment income
(a)
.......................................
1.80  0.67  1.02  1.32  1.21
Net realized and unrealized gain (loss)
(b)
.............................
(28.92) (43.86) 141.60  (37.65) 6.04
Net increase (decrease) from investment operations ...................... (27.12) (43.19) 142.62  (36.33) 7.25
Distributions from net investment income
(c)
............................. (1.85) (0.94) (1.18) (1.53) (1.28)
Net asset value, end of year ..................................... $ 227.08  $ 256.05  $ 300.18  $ 158.74  $ 196.60
Total Return
(d)
(10.55)% — — — —
Based on net asset value ........................................ (10.55)% (14.42)% 90.06% (18.61)% 3.81%
Ratios to Average Net Assets
(e)
Total expenses ...............................................
0.24% 0.23% 0.24% 0.24% 0.24%
Net investment income ..........................................
0.80% 0.23% 0.42% 0.66% 0.61%
Supplemental Data
Net assets, end of year (000) ...................................... $ 9,378,222  $ 10,830,819  $ 12,082,282  $ 6,936,895  $ 9,171,566
Portfolio turnover rate
(f)
.......................................... 35% 40% 35% 33% 35%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
65
Financial Highlights
See notes to financial statements.
iShares Russell 2000 Value ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .................................
$ 161.43  $ 159.14  $ 82.34  $ 119.84  $ 122.00
Net investment income
(a)
........................................
2.89  2.26  1.84  2.07  2.18
Net realized and unrealized gain (loss)
(b)
..............................
(23.96) 2.61  77.01  (37.17) (2.10)
Net increase (decrease) from investment operations ....................... (21.07) 4.87  78.85  (35.10) 0.08
Distributions from net investment income
(c)
.............................. (3.12) (2.58) (2.05) (2.40) (2.24)
Net asset value, end of year ...................................... $ 137.24  $ 161.43  $ 159.14  $ 82.34  $ 119.84
Total Return
(d)
(13.04)% — — — —
Based on net asset value ......................................... (13.04)% 3.07% 96.79% (29.79)% 0.03%
Ratios to Average Net Assets
(e)
Total expenses ................................................
0.24% 0.23% 0.24% 0.24% 0.24%
Net investment income ...........................................
1.99% 1.39% 1.57% 1.74% 1.73%
Supplemental Data
Net assets, end of year (000) ....................................... $ 11,445,531  $ 14,658,000  $ 16,319,316  $ 6,607,533  $ 9,107,939
Portfolio turnover rate
(f)
........................................... 32% 35% 28% 25% 26%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
2023
iShares Annual Report to Shareholders
66
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
Russell 2000 ........................................................................................................ Diversified
Russell 2000 Growth .................................................................................................. Diversified
Russell 2000 Value ................................................................................................... Diversified

Notes to Financial Statements
(continued)
67
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders
68
a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
Russell 2000
Barclays Bank PLC ..................................... $ 224,248,306 $ (224,248,306) $ – $ –
Barclays Capital, Inc. ................................... 58,652,253 (58,152,032) – 500,221
BMO Capital Markets Corp. ............................... 780,584 (778,526) – 2,058
BNP Paribas SA ....................................... 684,998,794 (684,998,794) – –
BofA Securities, Inc. .................................... 364,721,888 (364,721,888) – –
Citadel Clearing LLC .................................... 28,881,430 (28,881,430) – –
Citigroup Global Markets, Inc. .............................. 271,016,601 (271,016,601) – –
Credit Suisse Securities (USA) LLC .......................... 29,212,001 (29,212,001) – –
Deutsche Bank Securities, Inc. ............................. 181,295 (181,295) – –
Goldman Sachs & Co. LLC ............................... 964,434,781 (961,569,112) – 2,865,669
HSBC Bank PLC ...................................... 47,203,034 (47,203,034) – –
ING Financial Markets LLC ............................... 887,077 (887,077) – –
J.P. Morgan Securities LLC ............................... 1,253,524,024 (1,253,524,024) – –
Jefferies LLC ......................................... 92,481,918 (92,481,918) – –
Mizuho Securities USA LLC ............................... 1,104,507 (1,104,507) – –
Morgan Stanley ....................................... 1,020,292,668 (1,020,292,668) – –
National Financial Services LLC ............................ 167,929,729 (167,929,729) – –
Natixis SA ........................................... 16,384,273 (16,284,381) – 99,892
Nomura Securities International, Inc. ......................... 2,368,860 (2,368,860) – –
Pershing LLC ......................................... 4,403,277 (4,403,277) – –
RBC Capital Markets LLC ................................ 195,238,931 (195,238,931) – –
Scotia Capital (USA), Inc. ................................ 60,801,937 (60,801,937) – –
SG Americas Securities LLC .............................. 3,222,081 (3,222,081) – –
State Street Bank & Trust Co. .............................. 70,931,382 (70,931,382) – –
Toronto-Dominion Bank .................................. 207,143,985 (207,143,985) – –
UBS AG ............................................ 130,840,526 (130,840,526) – –
UBS Securities LLC .................................... 56,152,047 (56,152,047) – –
Virtu Americas LLC ..................................... 9,256,383 (9,256,383) – –
Wells Fargo Bank N.A. .................................. 114,740,540 (114,740,540) – –
Wells Fargo Securities LLC ............................... 61,871,852 (61,871,852) – –
$ 6,143,906,964 $ (6,140,439,124) $ – $ 3,467,840
Russell 2000 Growth
Barclays Bank PLC ..................................... $ 47,039,249 $ (47,039,249) $ – $ –
Barclays Capital, Inc. ................................... 6,011,435 (6,011,435) – –
BMO Capital Markets Corp. ............................... 49,060 (49,060) – –
BNP Paribas SA ....................................... 168,663,726 (168,663,726) – –
BofA Securities, Inc. .................................... 89,759,306 (89,759,306) – –
Citadel Clearing LLC .................................... 7,607,429 (7,607,429) – –
Citigroup Global Markets, Inc. .............................. 47,365,726 (47,365,726) – –
Credit Suisse Securities (USA) LLC .......................... 9,221,339 (9,221,339) – –
Deutsche Bank Securities, Inc. ............................. 95,097 (95,097) – –
Goldman Sachs & Co. LLC ............................... 240,850,354 (240,771,267) – 79,087

Notes to Financial Statements
(continued)
69
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
Russell 2000 Growth (continued)
HSBC Bank PLC ...................................... 4,761,215 (4,761,215) – –
ING Financial Markets LLC ............................... 45,795 (45,795) – –
J.P. Morgan Securities LLC ............................... 247,903,624 (247,903,624) – –
Jefferies LLC ......................................... 14,213,388 (14,213,388) – –
Mizuho Securities USA LLC ............................... 92,463 (92,463) – –
Morgan Stanley ....................................... 245,733,505 (245,733,505) – –
National Financial Services LLC ............................ 38,379,200 (38,379,200) – –
Natixis SA ........................................... 9,498,162 (9,498,162) – –
Nomura Securities International, Inc. ......................... 220,506 (220,506) – –
Pershing LLC ......................................... 463,652 (463,652) – –
Scotia Capital (USA), Inc. ................................ 2,216,898 (2,216,898) – –
SG Americas Securities LLC .............................. 80,724 (80,724) – –
State Street Bank & Trust Co. .............................. 34,808,406 (34,808,406) – –
Toronto-Dominion Bank .................................. 93,451,666 (93,451,666) – –
UBS AG ............................................ 20,197,652 (20,197,652) – –
UBS Securities LLC .................................... 10,559,559 (10,559,559) – –
Virtu Americas LLC ..................................... 1,016,846 (1,016,846) – –
Wells Fargo Bank N.A. .................................. 9,083,274 (8,977,703) – 105,571
Wells Fargo Securities LLC ............................... 8,133,756 (8,133,756) – –
$ 1,357,523,012 $ (1,357,338,354) $ – $ 184,658
Russell 2000 Value
Barclays Bank PLC ..................................... $ 53,527,467 $ (53,527,467) $ – $ –
Barclays Capital, Inc. ................................... 9,780,905 (9,780,905) – –
BNP Paribas SA ....................................... 75,566,832 (75,566,832) – –
BofA Securities, Inc. .................................... 62,188,643 (62,188,643) – –
Citadel Clearing LLC .................................... 1,528,848 (1,528,848) – –
Citigroup Global Markets, Inc. .............................. 95,699,170 (95,699,170) – –
Credit Suisse Securities (USA) LLC .......................... 561,720 (561,720) – –
Deutsche Bank Securities, Inc. ............................. 100,759 (96,198) – 4,561
Goldman Sachs & Co. LLC ............................... 135,480,183 (134,289,294) – 1,190,889
HSBC Bank PLC ...................................... 12,004,114 (12,004,114) – –
ING Financial Markets LLC ............................... 11,736 (11,736) – –
J.P. Morgan Securities LLC ............................... 232,730,554 (232,730,554) – –
Jefferies LLC ......................................... 13,643,624 (13,643,624) – –
Mizuho Securities USA LLC ............................... 169,470 (169,470) – –
Morgan Stanley ....................................... 210,160,667 (210,160,667) – –
National Financial Services LLC ............................ 24,960,758 (24,960,758) – –
Natixis SA ........................................... 1,389,822 (1,349,144) – 40,678
Nomura Securities International, Inc. ......................... 2,997,341 (2,997,341) – –
Pershing LLC ......................................... 527,052 (527,052) – –
RBC Capital Markets LLC ................................ 8,440,811 (8,300,610) – 140,201
Scotia Capital (USA), Inc. ................................ 2,882,339 (2,882,339) – –
SG Americas Securities LLC .............................. 4,808,320 (4,752,926) – 55,394
State Street Bank & Trust Co. .............................. 15,096,757 (15,096,757) – –
Toronto-Dominion Bank .................................. 11,573,576 (11,573,576) – –
UBS AG ............................................ 10,001,844 (10,001,844) – –
UBS Securities LLC .................................... 6,854,854 (6,854,854) – –
Virtu Americas LLC ..................................... 1,908,305 (1,908,305) – –
Wells Fargo Bank N.A. .................................. 12,057,224 (11,851,822) – 205,402
Wells Fargo Securities LLC ............................... 8,477,525 (8,477,525) – –
$ 1,015,131,220 $ (1,013,494,095) $ – $ 1,637,125
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders
70
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other
iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $46 billion ................................................................................................... 0.2000%
Over $46 billion, up to and including $81 billion .............................................................................. 0.1900
Over $81 billion, up to and including $111 billion ............................................................................. 0.1805
Over $111 billion, up to and including $141 billion ............................................................................ 0.1715
Over $141 billion, up to and including $171 billion ............................................................................ 0.1630
Over $171 billion .................................................................................................. 0.1548
Aggregate Average Daily Net Assets Investment Advisory Fees
First $46 billion ................................................................................................... 0.2500%
Over $46 billion, up to and including $81 billion .............................................................................. 0.2375
Over $81 billion, up to and including $111 billion ............................................................................. 0.2257
Over $111 billion, up to and including $141 billion ............................................................................ 0.2144
Over $141 billion, up to and including $171 billion ............................................................................ 0.2037
Over $171 billion .................................................................................................. 0.1935

Notes to Financial Statements
(continued)
71
Notes to Financial Statements
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
iShares ETF Amounts
Russell 2000 ............................................................................................................ $ 23,830,968
Russell 2000 Growth ...................................................................................................... 5,849,631
Russell 2000 Value ....................................................................................................... 3,859,447
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 2000 ......................................................................... $ 803,479,321 $ 1,898,408,625 $ (561,596,471)
Russell 2000 Growth ................................................................... 1,615,521,308 1,492,812,384 (1,231,108,695)
Russell 2000 Value .................................................................... 1,411,786,468 1,641,953,430 128,841,843
iShares ETF Purchases Sales
Russell 2000 ......................................................................................... $ 9,884,822,299 $ 10,157,013,227
Russell 2000 Growth ................................................................................... 3,343,575,326 3,351,276,267
Russell 2000 Value .................................................................................... 3,898,140,994 4,010,059,773
iShares ETF
In-kind
Purchases
In-kind
Sales
Russell 2000 ......................................................................................... $ 71,090,996,457 $ 75,041,276,821
Russell 2000 Growth ................................................................................... 3,341,006,491 3,644,461,705
Russell 2000 Value .................................................................................... 2,116,518,219 3,164,219,199

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders
72
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2023, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
;
The tax character of distributions paid was as follows:
As of March 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of March 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: ( i ) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject .
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Russell 2000 .............................................................................. $ 3,339,724,438 $ (3,339,724,438)
Russell 2000 Growth ........................................................................ 800,946,618 (800,946,618)
Russell 2000 Value ......................................................................... 510,953,352 (510,953,352)
—
iShares ETF
Year Ended
03/31/23
Year Ended
03/31/22
Russell 2000
Ordinary income ........................................................................................... $ 820,928,177 $ 646,681,067
Russell 2000 Growth
Ordinary income ........................................................................................... $ 78,266,196 $ 38,453,082
Russell 2000 Value
Ordinary income ........................................................................................... $ 262,828,957 $ 248,644,243
iShares ETF
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-Year
Losses
(c)
Total
Russell 2000 .......................................................... $ (14,270,567,827) $ (24,328,220,236) $ (1,007,325) $ (38,599,795,388)
Russell 2000 Growth .................................................... (2,744,343,857) (1,178,351,491) — (3,922,695,348)
Russell 2000 Value ..................................................... (1,506,466,766) (2,009,120,252) — (3,515,587,018)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 2000 .................................................... $ 80,225,392,462 $ 1,219,151,473 $ (25,547,371,709) $ (24,328,220,236)
Russell 2000 Growth ............................................... 11,932,067,959 1,109,011,146 (2,287,362,637) (1,178,351,491)
Russell 2000 Value ................................................ 14,457,598,982 988,811,681 (2,997,931,933) (2,009,120,252)

Notes to Financial Statements
(continued)
73
Notes to Financial Statements
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
03/31/23
Year Ended
03/31/22
iShares ETF Shares Amount Shares Amount
Russell 2000
Shares sold 417,700,000 $ 75,423,168,543 426,400,000 $ 93,255,342,373
Shares redeemed (441,000,000) (79,638,524,773) (439,200,000) (96,019,884,011)
(23,300,000) $ (4,215,356,230) (12,800,000) $ (2,764,541,638)
Russell 2000 Growth
Shares sold 15,500,000 $ 3,389,592,867 17,950,000 $ 5,179,049,200
Shares redeemed (16,500,000) (3,696,775,160) (15,900,000) (4,605,946,186)
(1,000,000) $ (307,182,293) 2,050,000 $ 573,103,014

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders
74
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/23
Year Ended
03/31/22
iShares ETF Shares Amount Shares Amount
Russell 2000 Value
Shares sold 16,250,000 $ 2,354,853,734 33,300,000 $ 5,495,477,619
Shares redeemed (23,650,000) (3,499,054,175) (45,050,000) (7,407,323,006)
(7,400,000) $ (1,144,200,441) (11,750,000) $ (1,911,845,387)

Report of Independent Registered Public Accounting Firm
75
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2023, the related statements of operations for the year ended March 31,
2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2023 and each of the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 25, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Russell 2000 ETF
iShares Russell 2000 Growth ETF
iShares Russell 2000 Value ETF

Important Tax Information
(unaudited)
2023
iShares Annual Report to Shareholders
76
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2023:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Russell 2000 ...................................................................................................... $ 573,593,266
Russell 2000 Growth ................................................................................................ 68,892,778
Russell 2000 Value ................................................................................................. 175,382,976
iShares ETF
Qualified Business
Income
Russell 2000 ...................................................................................................... $ 80,223,716
Russell 2000 Growth ................................................................................................ 3,082,103
Russell 2000 Value ................................................................................................. 33,904,980
iShares ETF
Dividends-Received
Deduction
Russell 2000 ........................................................................................................ 68.51%
Russell 2000 Growth .................................................................................................. 86.43
Russell 2000 Value ................................................................................................... 65.01

Statement Regarding Liquidity Risk Management Program
(unaudited)
77
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF (the “Funds” or
“ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
2023
iShares Annual Report to Shareholders
78
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
March 31, 2023
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (“AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). Rather, the Company is only required to comply with certain disclosure, reporting and transparency obligations of AIFMD because it has registered the iShares Russell 2000 ETF (the
“Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
The Company is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Russell 2000 ......................... $ 2.815675 $ — $ — $ 2.815675 100% —% —% 100%
Russell 2000 Growth ................... 1.845909 — — 1.845909 100 — — 100
Russell 2000 Value .................... 3.123111 — — 3.123111 100 — — 100

Supplemental Information
(unaudited) (continued)
79
Supplemental Information
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2022 was USD 4,121 million. This figure is comprised of fixed remuneration of USD 685 million and variable remuneration of USD 3,436 million. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2022, to its senior management was
USD 2,958 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 970 million.
These figures relate to the entire Company and not to the Fund.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Russell 2000 ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Trustee and Officer Information
(unaudited)
2023
iShares Annual Report to Shareholders
80
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust, and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 380 funds as of March 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles
Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of
BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since
2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since
2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since
2019).
Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s
ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth
Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc.
(2014-2015); Senior Partner, McKinsey & Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani (1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee,
Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and
President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee
(2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the
Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State
Investment Funds Committee (since 2022).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).

Trustee and Officer Information
(unaudited) (continued)
81
Trustee and Officer Information
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton (1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).
John E.
Martinez (1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting,
Stanford University Graduate School of Business (2001-2017); Professor of Law (by
courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic
Affairs and Head of MBA Program, Stanford University Graduate School of Business
(2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since
2023).
Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-
2023).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock
Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of
PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO
Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts
Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park
(1967)
Chief Compliance
Officer (since
2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020- 2021); Head of Developed Markets
Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core
Portfolio Management (since 2020).
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Independent Trustees
(continued)

General Information
2023
iShares Annual Report to Shareholders
82
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
83
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-AR-316-0323
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2023
2023 Annual Report
iShares Trust
iShares Micro-Cap ETF | IWC | NYSE Arca
iShares Russell 2500 ETF | SMMD | Cboe BZX
iShares Russell Mid-Cap ETF | IWR | NYSE Arca
iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended March 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks declined, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, we believe that it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S.
dollar provides a supportive backdrop. We also see long-term opportunities in credit, where we believe that valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
15.62% (7.73)%
U.S. small cap equities
(Russell 2000
®
Index)
9.14 (11.61)
International equities
(MSCI Europe, Australasia,
Far East Index)
27.27 (1.38)
Emerging market equities
(MSCI Emerging Markets
Index)
14.04 (10.70)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
1.93 2.52
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.38 (6.90)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
4.89 (4.78)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.00 0.26
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
7.88 (3.35)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
2023
iShares Annual Report To Shareholders
4
iShares Trust
Domestic Market Overview
U.S. stocks declined for the 12 months ended March 31, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned -8.58%. Elevated inflation and rapid tightening of monetary policy dampened growth and weighed on equities. Higher interest rates drove bond yields higher and increased borrowing costs for businesses and consumers. Equities began to recover in the second half of the reporting period, as the broader economy remained resilient and the pace of inflation declined. In March 2023, two banks suddenly failed, representing the second and third largest bank failures in U.S. history by asset value. This drove concern among investors about the resiliency of the financial system in the face of rapidly rising interest rates. However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity, and equity prices recovered.
Inflation was a significant driver of the economic outlook. As the reporting period began, the consumer price index, a widely followed measure of inflation, stood at multi-
decade highs. Strong consumer spending and a tight labor market, along with continued supply chain disruptions in Asia, combined to drive prices higher. But the rate of inflation began to decline as the reporting period wore on, decelerating for nine consecutive months beginning in July 2022. Nonetheless, inflation remained elevated by historic standards, and higher prices negatively impacted both consumers and businesses.
The U.S. economy recovered from a decline in the first half of 2022 to post modest growth in the third and fourth quarters of 2022. Consumers continued to power the economy with growing spending, despite higher prices for many consumer goods and services. The strong labor market supported spending, as unemployment remained very low, at one point dropping to the lowest recorded level since 1969. Furthermore, the labor force participation rate—which measures the total proportion of employed persons of working age—rose, indicating that more people were being drawn into the labor force. Amid tightening labor supply, wages rose significantly, with the largest gains at the lower end of the wage spectrum.
To contain inflation, the U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates eight times over the course of the reporting period.
The pace of tightening accelerated as the Fed twice stepped up the increment of increase before reducing it again as inflation began to subside. The Fed also started to reduce the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. While the Fed indicated that more tightening could be needed to achieve its long-term inflation goal, it sounded a more cautious note about the potential for further interest rate increases near the end of the reporting period.
Despite economic headwinds, corporate profits remained robust, and many companies were able to sufficiently raise prices to preserve profit margins even in the face of rising labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022, and the yield curve (a graphical representation of U.S. Treasury rates at different maturities) inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

Fund Summary
as of March 31, 2023
5
Fund Summary
iShares
®
Micro-Cap ETF
Investment Objective
The  iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell
MicroCap
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.
Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (17.97)% 2.79% 7.16% (17.97)% 14.75% 99.71%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (17.80) 2.82 7.17 (17.80) 14.91 99.83
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (17.93) 2.96 7.27 (17.93) 15.71 101.77
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,017.30 $ 3.02 $ 1,000.00 $ 1,021.94 $ 3.02 0.60%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
6
iShares
®
Micro-Cap ETF
Portfolio Management Commentary
Micro-capitalization U.S. stocks declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. The healthcare sector detracted the most from the Index’s return, primarily due to weakness in the biotechnology industry. Higher interest rates and more challenging market conditions weighed on the industry, as biotechnology companies typically depend on financing for development of new drugs and products with long development cycles.
Companies shut down less promising development projects and engaged in layoffs and other cost-cutting measures to conserve cash. The passage of a new law that authorized Medicare to negotiate some prescription drug prices also increased uncertainty in the industry, as the extent of potential discounts remained unknown.
The financials sector detracted notably from the Index’s performance amid tightening financial conditions. The banking industry faced significant challenges as the potential impact of a slowing economy outweighed the benefits of being able to charge more for loans. Persistently high inflation led to significant tightening from the Fed, and investors became concerned about the long-term effect on loan growth and credit losses. Bank stocks were further pressured late in the reporting period after the sudden failure of two regional banks led to government intervention to cover depositors and prevent a contagion effect.
The consumer discretionary sector also detracted. While consumer spending continued to grow, rising inflation drove up costs for companies and prices for consumers, who increasingly sought bargains. The sharp rise in e-commerce that boosted the industry early in the pandemic waned, as more workers returned to the office and brick-and-
mortar retailers gained market share, weighing on the internet and direct marketing retail industry. The industrials sector also detracted, as capital goods companies faced supply chain challenges and rising input costs.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Health Care .................................... 28.5%
Financials ...................................... 20.0
Industrials ...................................... 11.5
Information Technology ............................. 10.9
Consumer Discretionary ............................ 9.6
Energy ........................................ 6.8
Materials ...................................... 3.8
Real Estate ..................................... 3.3
Communication Services ............................ 2.8
Consumer Staples ................................ 1.9
Utilities ........................................ 0.9
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Prometheus Biosciences, Inc. ......................... 0.9%
Impinj, Inc. ...................................... 0.7
TransMedics Group, Inc. ............................. 0.6
Tidewater, Inc. .................................... 0.5
International Seaways, Inc. ........................... 0.5
Prothena Corp. plc ................................. 0.5
Celldex Therapeutics, Inc. ............................ 0.4
Agilysys, Inc. ..................................... 0.4
Catalyst Pharmaceuticals, Inc. ......................... 0.4
Sitio Royalties Corp., Class A .......................... 0.4
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2023
7
Fund Summary
iShares
®
Russell 2500 ETF
Investment Objective
The  iShares Russell 2500 ETF (the “Fund”) seeks to track the investment results of an index composed of mid- and small-capitalization U.S. equities, as represented by the Russell 2500
TM
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was July 6, 2017. The first day of secondary market trading was July 7, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (10.30)% 6.67% 7.72% (10.30)% 38.08% 53.21%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (10.47) 6.66 7.73 (10.47) 38.03 53.29
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (10.39) 6.65 7.72 (10.39) 37.95 53.20
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,110.90 $ 0.37 $ 1,000.00 $ 1,024.58 $ 0.35 0.07%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
8
iShares
®
Russell 2500 ETF
Portfolio Management Commentary
Mid- and small-capitalization U.S. stocks declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities.
The financials sector detracted the most from the Index’s performance amid tightening financial conditions. The banking industry faced significant challenges as the potential impact of a slowing economy outweighed the benefits of being able to charge more for loans. While bank profitability is typically supported by higher interest rates, persistently high inflation led to significant tightening from the Fed, and investors became concerned about the long-term effect of this tightening on loan growth and credit losses. Bank stocks were further pressured late in the reporting period after the liquidation of a key bank for cryptocurrency firms and the sudden failure of two regional banks.
The healthcare sector also detracted from the Index’s performance. Despite continued growth, life sciences, tools, and services companies faced headwinds from investor concerns about the outlook for biotechnology-related stocks and unfavorable foreign exchange fluctuations. Weakness in the healthcare equipment and supplies industry also weighed on the sector. Despite generally high demand for medical supplies and equipment, high inflation, labor constraints, and supply chain disruptions made it difficult for companies to meet demand.
The information technology sector also declined, driven by the software industry, as higher interest rates reduced the current value of future earnings. Furthermore, increased concerns about economic growth worked against investors’ growth expectations for information technology stocks. Since consumers and businesses often seek to reduce spending on technology products and services during a downturn, high inflation and slow growth weighed on the sector. The failure of a bank that served a large number of software and technology companies also worked against the industry, particularly smaller companies that faced potentially tighter financing.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Investment Funds ................................ 43.4%
Industrials ...................................... 12.0
Financials ...................................... 8.5
Information Technology ............................. 7.7
Consumer Discretionary ............................ 7.2
Health Care .................................... 5.5
Real Estate ..................................... 4.9
Materials ...................................... 4.0
Consumer Staples ................................ 1.9
Energy ........................................ 1.9
Utilities ........................................ 1.5
Communication Services ............................ 1.5
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares Russell 2000 ETF ............................ 43.4%
Quanta Services, Inc. ............................... 0.4
First Solar, Inc. ................................... 0.4
Steel Dynamics, Inc. ................................ 0.4
Fair Isaac Corp. ................................... 0.3
LPL Financial Holdings, Inc. ........................... 0.3
FactSet Research Systems, Inc. ........................ 0.3
Howmet Aerospace, Inc. ............................. 0.3
Iron Mountain, Inc. ................................. 0.3
Axon Enterprise, Inc. ............................... 0.3
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2023
9
Fund Summary
iShares
®
Russell Mid-Cap ETF
Investment Objective
The  iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the
Russell MidCap
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (8.90)% 7.90% 9.88% (8.90)% 46.26% 156.57%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (8.90) 7.91 9.89 (8.90) 46.30 156.75
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (8.78) 8.05 10.05 (8.78) 47.30 160.60
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,135.40 $ 1.01 $ 1,000.00 $ 1,023.98 $ 0.96 0.19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
10
iShares
®
Russell Mid-Cap ETF
Portfolio Management Commentary
Mid-capitalization U.S. stocks declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. The information technology sector detracted the most from the Index’s return. Interest rates rose sharply during the reporting period, which reduced the current value of future earnings. Furthermore, increased concerns about economic growth worked against investors’ growth expectations for information technology stocks, which are sensitive to economic conditions. Since consumers and businesses often seek to reduce spending on technology products and services during a downturn, high inflation and slow growth weighed on the sector. The software industry was the primary source of weakness in the sector, as cuts to corporate information technology budgets reduced revenue growth.
The financials sector detracted significantly from the Index’s performance amid tightening financial conditions. The banking industry faced significant challenges, as the potential impact of a slowing economy outweighed the benefits of being able to charge more for loans. Persistently high inflation led to significant tightening from the Fed, and investors became concerned about the long-term effect of this tightening on loan growth and credit losses. Bank stocks were further pressured late in the reporting period after the sudden failure of two regional banks.
The real estate sector also detracted meaningfully amid higher interest rates and changing usage patterns. Equity real estate investment trusts (“REITs”) were the largest source of weakness. REITs typically take on substantial debt to finance the purchase of the properties they manage, and higher interest rates make financing more expensive.
Furthermore, higher interest rates also meant increased bond yields, making dividend yields from REITs comparatively less attractive to income-oriented investors, although many REITs raised dividends during the reporting period.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 17.2%
Information Technology ............................. 15.0
Financials ...................................... 13.2
Consumer Discretionary ............................ 11.9
Health Care .................................... 11.0
Real Estate ..................................... 7.3
Materials ...................................... 6.3
Utilities ........................................ 5.7
Energy ........................................ 4.7
Consumer Staples ................................ 4.0
Communication Services ............................ 3.7
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Synopsys, Inc. .................................... 0.6%
Cadence Design Systems, Inc. ......................... 0.6
O'Reilly Automotive, Inc. ............................. 0.5
Amphenol Corp., Class A ............................ 0.5
Phillips 66 ....................................... 0.5
Motorola Solutions, Inc. ............................. 0.5
Chipotle Mexican Grill, Inc. ........................... 0.5
AutoZone, Inc. .................................... 0.5
Dexcom , Inc. ..................................... 0.5
Microchip Technology, Inc. ............................ 0.5
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2023
11
Fund Summary
iShares
®
Russell Mid-Cap Growth ETF
Investment Objective
The  iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell MidCap
®
Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (8.67)% 8.85% 10.94% (8.67)% 52.80% 182.50%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (8.68) 8.84 10.94 (8.68) 52.72 182.51
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (8.52) 9.07 11.17 (8.52) 54.37 188.30
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,165.70 $ 1.24 $ 1,000.00 $ 1,023.78 $ 1.16 0.23%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
12
iShares
®
Russell Mid-Cap Growth ETF
Portfolio Management Commentary
Growth-oriented mid-capitalization U.S. stocks declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. Mid-capitalization growth stocks, which derive a significant portion of their price from investors’ expectations of future growth, faced significant headwinds relative to other equities. Growth stocks are particularly sensitive to interest rates, which rose notably as the Fed sharply tightened monetary policy.
The information technology sector detracted the most from the Index’s return. Interest rates rose sharply during the reporting period, which reduced the current value of future earnings. Furthermore, increased concerns about economic growth worked against investors’ growth expectations for information technology stocks, which are sensitive to economic conditions. Since consumers and businesses often seek to reduce spending on technology products and services during a downturn, high inflation and slow growth weighed on the sector. The software and services industry was the primary source of weakness, as cuts to corporate information technology budgets reduced revenue growth. The failure of a bank that served a large number of software and technology companies also worked against the industry, particularly smaller companies that faced potentially tighter financing.
Stocks in the healthcare sector also detracted from the Index’s performance. Companies in the healthcare equipment and supplies industry faced challenges, including high inflation, which negatively affected customer purchase decisions, staffing difficulties, and continued supply chain disruptions. The life sciences, tools, and services industry faced headwinds due to lower COVID-19 related revenue and unfavorable foreign exchange fluctuations.
The consumer discretionary sector also detracted from the Index’s return. While consumer spending continued to grow despite inflation, investors became increasingly concerned about the eventual effect of eroded personal spending power on the hotel, restaurant, and leisure industry.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 25.9%
Industrials ...................................... 17.7
Health Care .................................... 17.1
Consumer Discretionary ............................ 15.1
Financials ...................................... 6.7
Communication Services ............................ 4.4
Energy ........................................ 4.2
Materials ...................................... 3.5
Consumer Staples ................................ 3.3
Real Estate ..................................... 1.9
Utilities ........................................ 0.2
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Synopsys, Inc. .................................... 1.7%
Cadence Design Systems, Inc. ......................... 1.6
Chipotle Mexican Grill, Inc. ........................... 1.3
Dexcom , Inc. ..................................... 1.3
Fortinet, Inc. ..................................... 1.2
AutoZone, Inc. .................................... 1.2
Arista Networks, Inc. ............................... 1.2
IDEXX Laboratories, Inc. ............................. 1.2
Lululemon Athletica , Inc. ............................. 1.1
Microchip Technology, Inc. ............................ 1.1
(a)
Excludes money market funds.

About Fund Performance
13
About Fund Performance / Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2023
iShares
®
Micro-Cap ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
AerSale Corp.
(a)(b)
................... 53,818 $ 926,746
Archer Aviation, Inc., Class A
(a)(b)
......... 315,687 902,865
Astra Space, Inc., Class A
(a)(b)
........... 343,594 146,027
Astronics Corp.
(b)
................... 55,863 746,330
Byrna Technologies, Inc.
(a)(b)
............ 29,552 224,300
Cadre Holdings, Inc. ................. 41,493 893,759
Ducommun, Inc.
(b)
.................. 24,098 1,318,401
Innovative Solutions and Support, Inc.
(b)
.... 24,265 178,105
Momentus, Inc., Class A
(b)
............. 120,371 70,417
National Presto Industries, Inc. .......... 11,162 804,669
Park Aerospace Corp. ................ 42,409 570,401
Redwire Corp.
(a)(b)
................... 43,487 131,766
Terran Orbital Corp.
(a)(b)
............... 88,724 163,252
V2X, Inc.
(a)(b)
...................... 26,123 1,037,605
VirTra, Inc.
(a)(b)
..................... 23,222 93,585
8,208,228
Air Freight & Logistics — 0.1%
(b)
Air T, Inc.
(a)
....................... 2,254 54,547
Radiant Logistics, Inc. ............... 80,634 528,959
583,506
Automobile Components — 0.6%
(b)
Cooper-Standard Holdings, Inc.
(a)
........ 36,391 518,208
Modine Manufacturing Co. ............. 107,970 2,488,709
Motorcar Parts of America, Inc. ......... 41,075 305,598
Spruce Power Holding Corp., Class A
(a)
.... 277,617 227,646
Stoneridge, Inc.
(a)
................... 57,202 1,069,677
Strattec Security Corp.
(a)
.............. 8,479 192,897
Superior Industries International, Inc. ..... 47,237 233,823
Sypris Solutions, Inc. ................ 28,563 55,984
5,092,542
Automobiles — 0.2%
(a)(b)
Arcimoto, Inc. ..................... 9,712 13,597
AYRO, Inc. ....................... 77,745 42,729
Cenntro Electric Group Ltd. ............ 389,072 179,673
Faraday Future Intelligent Electric, Inc. .... 1,103,352 390,697
Lordstown Motors Corp., Class A ........ 378,133 250,740
Mullen Automotive, Inc. ............... 2,205,746 289,614
Volcon, Inc. ....................... 28,886 43,329
Workhorse Group, Inc. ............... 334,035 444,267
1,654,646
Banks — 13.2%
1895 Bancorp of Wisconsin, Inc.
(a)(b)
...... 12,268 98,635
ACNB Corp. ...................... 17,971 584,956
Affinity Bancshares, Inc.
(b)
............. 10,615 152,007
Amalgamated Financial Corp. .......... 38,452 680,216
Amerant Bancorp, Inc., Class A ......... 60,389 1,314,065
American National Bankshares, Inc. ...... 22,596 716,293
AmeriServ Financial, Inc. ............. 33,394 101,852
Ames National Corp. ................ 18,962 394,410
Arrow Financial Corp. ................ 30,858 768,673
Auburn National BanCorp, Inc. .......... 5,003 113,368
Bancorp, Inc. (The)
(a)(b)
............... 112,345 3,128,808
Bank First Corp. ................... 16,833 1,238,572
Bank of Marin Bancorp ............... 34,116 746,799
Bank of South Carolina Corp. ........... 8,215 129,961
Bank of the James Financial Group, Inc. ... 9,196 96,650
Bank7 Corp. ...................... 8,305 203,888
BankFinancial Corp. ................. 25,318 221,532
Bankwell Financial Group, Inc. .......... 12,268 304,982
Bar Harbor Bankshares .............. 32,175 851,029
BayCom Corp. .................... 26,326 449,648
Security
Shares
Shares Value
Banks (continued)
Bayfirst Financial Corp. ............... 7,527 $ 116,894
BCB Bancorp, Inc. .................. 31,292 410,864
Blue Foundry Bancorp
(b)
.............. 55,090 524,457
Blue Ridge Bankshares, Inc. ........... 37,442 381,908
Bogota Financial Corp.
(a)(b)
............. 12,320 124,925
Bridgewater Bancshares, Inc.
(a)(b)
........ 44,296 480,169
Broadway Financial Corp.
(a)(b)
........... 82,516 86,642
Business First Bancshares, Inc. ......... 51,289 878,581
Byline Bancorp, Inc. ................. 53,529 1,157,297
C&F Financial Corp. ................. 7,255 375,156
California Bancorp
(b)
................. 16,780 327,378
Cambridge Bancorp ................. 14,877 964,178
Camden National Corp. .............. 31,330 1,133,833
Capital Bancorp, Inc. ................ 19,684 327,542
Capital City Bank Group, Inc. ........... 29,453 863,267
Capstar Financial Holdings, Inc. ......... 44,292 671,024
Carter Bankshares, Inc.
(b)
............. 51,895 726,530
Carver Bancorp, Inc.
(b)
............... 8,972 35,798
Catalyst Bancorp, Inc.
(a)(b)
............. 10,242 117,783
CB Financial Services, Inc. ............ 9,932 215,624
Central Pacific Financial Corp. .......... 55,563 994,578
Central Valley Community Bancorp ....... 21,527 443,026
CF Bankshares, Inc. ................. 9,710 189,345
CFSB Bancorp, Inc.
(a)(b)
............... 5,958 46,294
Chemung Financial Corp. ............. 7,678 318,637
ChoiceOne Financial Services, Inc. ....... 15,543 392,305
Citizens & Northern Corp. ............. 32,847 702,269
Citizens Community Bancorp, Inc. ....... 21,839 231,712
Citizens Holding Co.
(a)
................ 10,296 124,376
Civista Bancshares, Inc. .............. 33,394 563,691
CNB Financial Corp. ................. 43,939 843,629
Coastal Financial Corp.
(a)(b)
............ 23,117 832,443
Codorus Valley Bancorp, Inc. ........... 20,054 416,120
Colony Bankcorp, Inc. ............... 36,182 369,056
Community Financial Corp. (The) ........ 11,330 375,363
Community Trust Bancorp, Inc. ......... 34,151 1,296,030
Community West Bancshares .......... 15,147 191,610
ConnectOne Bancorp, Inc. ............ 80,830 1,429,074
CrossFirst Bankshares, Inc.
(a)(b)
......... 97,175 1,018,394
Cullman Bancorp, Inc.
(a)
.............. 12,182 130,956
Dime Community Bancshares, Inc. ....... 70,871 1,610,189
Eagle Bancorp Montana, Inc. ........... 13,336 188,171
ECB Bancorp, Inc.
(a)(b)
................ 18,425 255,739
Enterprise Bancorp, Inc. .............. 20,324 639,393
Equity Bancshares, Inc., Class A
(a)
....... 32,742 797,923
Esquire Financial Holdings, Inc. ......... 15,484 605,424
ESSA Bancorp, Inc. ................. 19,394 304,874
Evans Bancorp, Inc. ................. 11,601 389,388
Farmers & Merchants Bancorp, Inc. ...... 27,668 672,886
Farmers National Banc Corp. ........... 76,026 960,968
Fidelity D&D Bancorp, Inc. ............. 10,227 466,965
Financial Institutions, Inc. ............. 32,891 634,138
Finward Bancorp
(a)
.................. 8,202 238,678
Finwise Bancorp
(a)(b)
................. 21,264 187,336
First Bancorp, Inc. (The) .............. 21,178 548,298
First Bancshares, Inc. (The) ............ 53,774 1,388,982
First Bank ........................ 33,756 340,936
First Business Financial Services, Inc. ..... 17,246 526,175
First Capital, Inc. ................... 7,236 185,603
First Community Bankshares, Inc. ....... 34,360 860,718
First Community Corp. ............... 16,041 320,820
First Financial Corp. ................. 24,142 904,842
First Financial Northwest, Inc. .......... 15,602 199,238
First Foundation, Inc. ................ 111,380 829,781
First Guaranty Bancshares, Inc. ......... 13,556 212,423

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Internet Bancorp ................ 18,493 $ 307,908
First Mid Bancshares, Inc. ............. 40,582 1,104,642
First National Corp. ................. 11,406 180,329
First Northwest Bancorp .............. 17,645 202,917
First of Long Island Corp. (The) ......... 47,131 636,268
First Savings Financial Group, Inc. ....... 12,356 198,808
First Seacoast Bancorp
(a)
............. 5,240 45,169
First United Corp. .................. 14,319 241,418
First US Bancshares, Inc. ............. 11,737 87,793
First Western Financial, Inc.
(b)
.......... 17,354 343,609
Five Star Bancorp .................. 27,340 583,436
Flushing Financial Corp. .............. 60,866 906,295
FNCB Bancorp, Inc. ................. 35,890 222,518
Franklin Financial Services Corp. ........ 9,059 268,509
FS Bancorp, Inc. ................... 14,739 442,317
FVCBankcorp, Inc.
(a)(b)
............... 32,518 346,317
German American Bancorp, Inc. ......... 60,291 2,011,911
Glen Burnie Bancorp ................ 5,809 42,057
Great Southern Bancorp, Inc. ........... 20,311 1,029,361
Greene County Bancorp, Inc. ........... 14,744 334,394
Guaranty Bancshares, Inc. ............ 17,716 493,745
Hanmi Financial Corp. ............... 62,121 1,153,587
Hanover Bancorp, Inc.
(a)
.............. 11,882 213,876
HarborOne Bancorp, Inc. ............. 95,313 1,162,819
Hawthorn Bancshares, Inc. ............ 12,997 303,805
HBT Financial, Inc. .................. 26,285 518,340
Heritage Commerce Corp. ............. 127,941 1,065,749
Hingham Institution for Savings (The) ..... 3,171 740,238
HMN Financial, Inc. ................. 7,982 153,813
Home Bancorp, Inc. ................. 15,906 525,375
Home Federal Bancorp, Inc. of Louisiana ... 4,898 83,609
HomeStreet, Inc. ................... 36,623 658,848
HomeTrust Bancshares, Inc. ........... 31,473 773,921
Horizon Bancorp, Inc. ................ 87,553 968,336
HV Bancorp, Inc.
(a)(b)
................. 3,434 103,123
Independent Bank Corp. .............. 44,053 782,822
Investar Holding Corp. ............... 20,350 284,086
John Marshall Bancorp, Inc. ........... 25,084 541,814
Kentucky First Federal Bancorp ......... 7,438 46,487
Lake Shore Bancorp, Inc. ............. 4,166 42,035
Lakeland Bancorp, Inc. ............... 135,513 2,119,423
Landmark Bancorp, Inc. .............. 9,914 204,823
LCNB Corp. ...................... 23,504 384,055
Limestone Bancorp, Inc.
(a)
............. 11,776 262,723
Luther Burbank Corp. ................ 32,322 306,413
Macatawa Bank Corp. ............... 57,195 584,533
Magyar Bancorp, Inc. ................ 12,716 134,790
MainStreet Bancshares, Inc. ........... 15,292 359,209
Malvern Bancorp, Inc.
(a)(b)
............. 16,237 246,721
Mercantile Bank Corp. ............... 33,528 1,025,286
Meridian Corp. .................... 20,792 261,979
Metrocity Bankshares, Inc. ............ 40,180 686,676
Metropolitan Bank Holding Corp.
(b)
....... 22,397 759,034
Mid Penn Bancorp, Inc. ............... 31,209 799,262
Middlefield Banc Corp. ............... 12,006 336,348
Midland States Bancorp, Inc. ........... 46,535 996,780
Mid-Southern Bancorp, Inc. ............ 6,077 69,035
MidWestOne Financial Group, Inc. ....... 30,805 752,258
MVB Financial Corp. ................ 22,626 467,001
National Bankshares, Inc. ............. 12,871 404,922
Nicolet Bankshares, Inc.
(a)(b)
............ 26,763 1,687,407
Northeast Bank .................... 14,244 479,453
Northeast Community Bancorp, Inc., NVS .. 32,037 420,325
Northfield Bancorp, Inc. .............. 88,595 1,043,649
Northrim BanCorp, Inc. ............... 12,034 567,764
Security
Shares
Shares Value
Banks (continued)
Norwood Financial Corp. .............. 16,125 $ 474,398
NSTS Bancorp, Inc.
(a)(b)
............... 10,495 95,400
Oak Valley Bancorp ................. 14,624 346,004
Oconee Federal Financial Corp. ......... 2,003 37,056
Ohio Valley Banc Corp. ............... 9,428 220,709
Old Point Financial Corp. ............. 8,056 191,813
Old Second Bancorp, Inc. ............. 92,246 1,296,979
OP Bancorp ...................... 26,708 237,968
Orange County Bancorp, Inc. ........... 11,191 492,404
Origin Bancorp, Inc. ................. 48,916 1,572,649
Orrstown Financial Services, Inc. ........ 22,565 448,141
Parke Bancorp, Inc. ................. 22,243 395,481
Partners Bancorp ................... 21,510 168,423
Pathfinder Bancorp, Inc. .............. 7,298 126,036
PB Bankshares, Inc.
(a)(b)
.............. 4,757 62,079
PCB Bancorp ..................... 24,785 359,135
Peapack-Gladstone Financial Corp. ...... 37,262 1,103,700
Penns Woods Bancorp, Inc. ............ 15,170 350,427
Peoples Bancorp of North Carolina, Inc. ... 10,294 327,040
Peoples Bancorp, Inc. ............... 60,580 1,559,935
Peoples Financial Services Corp. ........ 15,235 660,437
Pioneer Bancorp, Inc.
(b)
............... 25,589 252,308
Plumas Bancorp ................... 11,964 407,494
Ponce Financial Group, Inc.
(a)(b)
......... 45,498 357,159
Preferred Bank .................... 22,900 1,255,149
Premier Financial Corp. .............. 77,139 1,599,091
Primis Financial Corp. ................ 48,750 469,462
Princeton Bancorp, Inc. ............... 11,507 365,002
Provident Bancorp, Inc. ............... 31,402 214,790
Provident Financial Holdings, Inc.
(a)
....... 12,772 174,082
QCR Holdings, Inc. ................. 34,467 1,513,446
RBB Bancorp ..................... 31,844 493,582
Red River Bancshares, Inc. ............ 9,599 461,808
Republic Bancorp, Inc., Class A ......... 18,947 803,921
Republic First Bancorp, Inc.
(a)(b)
......... 121,578 165,346
Rhinebeck Bancorp, Inc.
(a)(b)
............ 9,207 70,434
Richmond Mutual BanCorp, Inc. ......... 23,147 240,034
Riverview Bancorp, Inc. .............. 42,028 224,430
Salisbury Bancorp, Inc. ............... 11,771 283,681
SB Financial Group, Inc. .............. 14,173 200,264
Shore Bancshares, Inc. ............... 38,744 553,264
Sierra Bancorp .................... 29,846 513,948
SmartFinancial, Inc. ................. 33,784 781,762
Sound Financial Bancorp, Inc. .......... 4,799 177,611
South Plains Financial, Inc. ............ 21,270 455,391
Southern First Bancshares, Inc.
(b)
........ 16,501 506,581
Southern Missouri Bancorp, Inc. ......... 16,771 627,403
Southern States Bancshares, Inc. ........ 16,553 373,270
Stellar Bancorp, Inc. ................. 98,559 2,425,537
Sterling Bancorp, Inc.
(b)
............... 37,920 214,627
Summit Financial Group, Inc. ........... 24,234 502,856
Summit State Bank ................. 11,373 157,744
TC Bancshares, Inc.
(a)
................ 9,650 140,408
Territorial Bancorp, Inc. ............... 16,764 323,713
Texas Community Bancshares, Inc.
(a)
..... 5,430 74,174
Third Coast Bancshares, Inc.
(b)
.......... 28,046 440,603
Timberland Bancorp, Inc. ............. 16,438 444,155
TrustCo Bank Corp. ................. 39,383 1,257,893
Union Bankshares, Inc.
(a)
.............. 8,802 194,612
United Bancorp, Inc. ................. 10,017 145,247
United Security Bancshares ............ 30,868 196,938
Unity Bancorp, Inc. .................. 15,545 354,581
Univest Financial Corp. ............... 62,774 1,490,255
USCB Financial Holdings, Inc., Class A
(b)
... 23,925 236,618
Village Bank and Trust Financial Corp. .... 1,248 70,836

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Virginia National Bankshares Corp. ....... 10,233 $ 367,979
Washington Trust Bancorp, Inc. ......... 37,218 1,289,976
West BanCorp, Inc. ................. 35,275 644,474
Western New England Bancorp, Inc. ...... 43,276 355,296
William Penn Bancorp
(a)
.............. 26,603 301,412
118,604,124
Beverages — 0.2%
(b)
Fresh Vine Wine, Inc.
(a)
............... 20,569 10,077
Splash Beverage Group, Inc.
(a)
.......... 68,332 112,064
Vintage Wine Estates, Inc.
(a)
........... 70,702 75,651
Vita Coco Co., Inc. (The) .............. 60,708 1,191,091
Willamette Valley Vineyards, Inc. ........ 9,569 58,945
Zevia PBC, Class A
(a)
................ 29,288 112,759
1,560,587
Biotechnology — 16.2%
(b)
2seventy bio, Inc. ................... 81,407 830,351
4D Molecular Therapeutics, Inc.
(a)
........ 65,343 1,123,246
89bio, Inc. ....................... 51,529 784,787
Aadi Bioscience, Inc. ................ 31,937 231,224
Absci Corp.
(a)
..................... 114,168 199,794
ABVC BioPharma, Inc.
(a)
.............. 41,055 25,873
Acrivon Therapeutics, Inc.
(a)
............ 18,846 239,156
Actinium Pharmaceuticals, Inc.
(a)
........ 55,930 528,538
Acumen Pharmaceuticals, Inc. .......... 58,171 236,174
Acurx Pharmaceuticals, Inc.
(a)
.......... 14,911 51,592
Adicet Bio, Inc.
(a)
................... 65,732 378,616
ADMA Biologics, Inc.
(a)
............... 455,881 1,508,966
Adverum Biotechnologies, Inc. .......... 209,074 149,990
Aeglea BioTherapeutics, Inc. ........... 111,435 32,316
Aerovate Therapeutics, Inc.
(a)
........... 19,935 402,089
Affimed NV
(a)
...................... 309,643 230,870
Agenus, Inc.
(a)
..................... 663,285 1,008,193
AIM ImmunoTech, Inc.
(a)
.............. 101,670 43,718
Akero Therapeutics, Inc.
(a)
............. 75,667 2,895,019
Aldeyra Therapeutics, Inc.
(a)
............ 103,679 1,029,532
Alector, Inc.
(a)
..................... 135,083 836,164
Aligos Therapeutics, Inc. .............. 70,539 61,651
Allakos, Inc.
(a)
..................... 84,797 377,347
Allovir, Inc.
(a)
...................... 66,948 263,775
Alpine Immune Sciences, Inc. .......... 50,055 386,425
Altimmune, Inc.
(a)
................... 106,565 449,704
ALX Oncology Holdings, Inc.
(a)
.......... 47,220 213,434
AnaptysBio, Inc. ................... 44,123 960,116
Anavex Life Sciences Corp.
(a)
........... 150,572 1,290,402
Anika Therapeutics, Inc.
(a)
............. 31,740 911,573
Anixa Biosciences, Inc. ............... 64,328 276,610
Annexon, Inc. ..................... 79,798 307,222
Annovis Bio, Inc.
(a)
.................. 12,082 186,184
Applied Molecular Transport, Inc. ........ 59,529 19,049
Applied Therapeutics, Inc.
(a)
............ 67,709 54,919
Aptinyx, Inc.
(a)
..................... 104,861 13,087
AquaBounty Technologies, Inc. ......... 154,037 91,621
Aravive, Inc.
(a)
..................... 69,290 138,580
Arbutus Biopharma Corp. ............. 246,102 745,689
ARCA biopharma, Inc.
(a)
.............. 30,087 59,873
Arcellx, Inc.
(a)
..................... 64,392 1,983,918
Arcturus Therapeutics Holdings, Inc.
(a)
..... 50,323 1,206,242
Armata Pharmaceuticals, Inc.
(a)
......... 23,367 39,023
ARS Pharmaceuticals, Inc.
(a)
........... 53,783 350,127
Assembly Biosciences, Inc.
(a)
........... 100,280 84,275
Astria Therapeutics, Inc.
(a)
............. 47,249 628,412
Atara Biotherapeutics, Inc.
(a)
........... 205,362 595,550
Atossa Therapeutics, Inc.
(a)
............ 258,197 187,167
Security
Shares
Shares Value
Biotechnology (continued)
Atreca, Inc., Class A
(a)
................ 60,501 $ 68,971
aTyr Pharma, Inc.
(a)
................. 109,044 228,992
Aura Biosciences, Inc. ............... 51,504 477,957
Avid Bioservices, Inc.
(a)
............... 132,993 2,494,949
Avidity Biosciences, Inc. .............. 141,706 2,175,187
Avita Medical, Inc.
(a)
................. 53,278 744,294
Avrobio, Inc.
(a)
..................... 80,758 80,758
Axcella Health, Inc.
(a)
................ 47,588 22,842
Aziyo Biologics, Inc., Class A
(a)
.......... 9,467 14,295
Beyondspring, Inc.
(a)
................. 51,013 57,135
BioAtla, Inc.
(a)
..................... 84,909 227,556
Biomea Fusion, Inc.
(a)
................ 35,438 1,098,932
BioVie, Inc.
(a)
...................... 11,420 92,274
Bioxcel Therapeutics, Inc.
(a)
............ 41,642 777,040
Black Diamond Therapeutics, Inc.
(a)
...... 49,433 93,428
Blue Water Vaccines, Inc. ............. 16,680 17,848
Bluebird Bio, Inc. ................... 224,426 713,675
Bolt Biotherapeutics, Inc. .............. 50,301 69,918
BrainStorm Cell Therapeutics, Inc.
(a)
...... 74,793 246,817
C4 Therapeutics, Inc. ................ 91,528 287,398
Cabaletta Bio, Inc.
(a)
................. 45,920 379,758
Candel Therapeutics, Inc. ............. 41,188 56,428
Capricor Therapeutics, Inc.
(a)
........... 49,182 207,548
Cardiff Oncology, Inc. ................ 90,630 149,539
Caribou Biosciences, Inc.
(a)
............ 122,127 648,494
Catalyst Pharmaceuticals, Inc. .......... 210,711 3,493,588
Celcuity, Inc.
(a)
..................... 21,992 225,418
Celldex Therapeutics, Inc. ............. 99,545 3,581,629
CEL-SCI Corp.
(a)
................... 76,008 176,339
Century Therapeutics, Inc. ............. 43,243 150,053
Checkpoint Therapeutics, Inc.
(a)
......... 13,234 29,776
Chimerix, Inc. ..................... 182,250 229,635
Chinook Therapeutics, Inc. ............ 110,383 2,555,366
Clene, Inc.
(a)
...................... 53,441 60,388
Cogent Biosciences, Inc.
(a)
............. 139,390 1,504,018
Coherus Biosciences, Inc. ............. 159,990 1,094,332
Compass Therapeutics, Inc.
(a)
.......... 155,031 506,951
Corvus Pharmaceuticals, Inc. ........... 74,102 67,433
Coya Therapeutics, Inc.
(a)
............. 7,217 28,435
Crinetics Pharmaceuticals, Inc.
(a)
........ 114,585 1,840,235
CTI BioPharma Corp.
(a)
............... 218,027 915,713
Cue Biopharma, Inc. ................. 73,298 261,674
Cullinan Oncology, Inc. ............... 57,013 583,243
Curis, Inc.
(a)
....................... 201,565 120,133
Cyteir Therapeutics, Inc. .............. 54,558 99,296
CytomX Therapeutics, Inc.
(a)
........... 145,116 219,125
Day One Biopharmaceuticals, Inc.
(a)
...... 60,288 806,051
Decibel Therapeutics, Inc. ............. 29,836 90,105
Deciphera Pharmaceuticals, Inc. ........ 112,506 1,738,218
DermTech, Inc.
(a)
................... 55,984 206,021
Design Therapeutics, Inc.
(a)
............ 73,542 424,337
DiaMedica Therapeutics, Inc. ........... 53,864 82,412
Disc Medicine, Inc.
(a)
................. 13,496 285,980
Dyadic International, Inc.
(a)
............. 43,026 76,586
Dynavax Technologies Corp.
(a)
.......... 259,386 2,544,577
Dyne Therapeutics, Inc. .............. 68,976 794,604
Eagle Pharmaceuticals, Inc. ........... 22,096 626,864
eFFECTOR Therapeutics, Inc. .......... 50,531 18,186
Eiger BioPharmaceuticals, Inc.
(a)
......... 92,248 82,737
Eledon Pharmaceuticals, Inc. ........... 22,833 53,886
Elevation Oncology, Inc.
(a)
............. 28,997 55,094
Eliem Therapeutics, Inc.
(a)
............. 14,294 41,453
Enochian Biosciences, Inc.
(a)
........... 42,254 38,667
Entrada Therapeutics, Inc.
(a)
........... 42,057 609,826
Equillium, Inc.
(a)
.................... 41,763 30,487

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Eterna Therapeutics, Inc.
(a)
............ 6,310 $ 22,085
Evelo Biosciences, Inc.
(a)
.............. 65,372 11,813
Exagen, Inc. ...................... 20,665 50,216
Fennec Pharmaceuticals, Inc.
(a)
......... 38,354 319,105
Finch Therapeutics Group, Inc.
(a)
........ 58,727 23,080
Foghorn Therapeutics, Inc.
(a)
........... 44,263 274,431
Fortress Biotech, Inc.
(a)
............... 174,974 143,479
Frequency Therapeutics, Inc.
(a)
.......... 71,860 36,146
G1 Therapeutics, Inc. ................ 102,337 274,263
Gain Therapeutics, Inc. ............... 22,853 110,151
Galectin Therapeutics, Inc.
(a)
........... 74,820 157,122
Galera Therapeutics, Inc.
(a)
............ 48,137 123,231
Gamida Cell Ltd.
(a)
.................. 141,531 114,640
Gelesis Holdings, Inc. ................ 50,195 8,167
Genelux Corp.
(a)
.................... 5,487 152,209
Generation Bio Co.
(a)
................ 105,588 454,028
Genprex, Inc. ..................... 103,547 94,217
Geron Corp. ...................... 931,988 2,022,414
Gossamer Bio, Inc.
(a)
................ 137,927 173,788
Graphite Bio, Inc.
(a)
.................. 59,729 146,336
Greenwich Lifesciences, Inc.
(a)
.......... 13,533 186,620
Gritstone bio, Inc. .................. 168,858 469,425
GT Biopharma, Inc.
(a)
................ 64,979 35,738
Harpoon Therapeutics, Inc.
(a)
........... 38,332 28,527
HCW Biologics, Inc. ................. 40,684 56,144
Heron Therapeutics, Inc.
(a)
............. 223,396 337,328
HilleVax, Inc.
(a)
..................... 37,755 624,090
Homology Medicines, Inc.
(a)
............ 89,499 92,184
Hookipa Pharma, Inc. ................ 106,971 78,731
Humacyte, Inc. .................... 126,784 391,763
Humanigen, Inc. ................... 203,754 29,239
Icosavax, Inc. ..................... 47,641 276,318
Ideaya Biosciences, Inc. .............. 96,442 1,324,149
IGM Biosciences, Inc.
(a)
............... 23,163 318,260
ImmuCell Corp.
(a)
................... 13,959 71,889
Immuneering Corp., Class A
(a)
.......... 43,935 426,609
Immunic, Inc. ..................... 53,033 79,019
ImmunoGen, Inc.
(a)
.................. 467,501 1,795,204
Immunome, Inc.
(a)
.................. 22,119 110,374
Immunovant, Inc. ................... 96,791 1,501,228
Impel Pharmaceuticals, Inc.
(a)
........... 13,279 18,591
IN8bio, Inc.
(a)
...................... 30,636 39,827
Inhibrx, Inc. ....................... 70,937 1,338,581
Inmune Bio, Inc.
(a)
.................. 26,005 167,992
Inovio Pharmaceuticals, Inc. ........... 533,239 437,256
Inozyme Pharma, Inc.
(a)
.............. 38,025 217,883
Intercept Pharmaceuticals, Inc.
(a)
........ 53,250 715,147
Invivyd, Inc.
(a)
..................... 111,732 134,078
iTeos Therapeutics, Inc. .............. 51,232 697,268
Janux Therapeutics, Inc.
(a)
............. 37,512 453,895
Jasper Therapeutics, Inc.
(a)
............ 127,682 231,104
Jounce Therapeutics, Inc. ............. 93,848 173,619
KalVista Pharmaceuticals, Inc.
(a)
......... 52,611 413,522
Karyopharm Therapeutics, Inc.
(a)
........ 169,523 659,444
Keros Therapeutics, Inc. .............. 41,895 1,788,916
Kezar Life Sciences, Inc. .............. 114,618 358,754
Kiniksa Pharmaceuticals Ltd., Class A ..... 67,832 729,872
Kinnate Biopharma, Inc. .............. 62,713 391,956
Kodiak Sciences, Inc. ................ 71,602 443,932
Kronos Bio, Inc. .................... 88,400 129,064
Lantern Pharma, Inc.
(a)
............... 16,028 77,415
Larimar Therapeutics, Inc. ............. 59,980 271,709
Leap Therapeutics, Inc.
(a)
............. 159,447 54,212
Lexicon Pharmaceuticals, Inc.
(a)
......... 179,629 436,498
Lineage Cell Therapeutics, Inc.
(a)
........ 280,462 420,693
Security
Shares
Shares Value
Biotechnology (continued)
Longeveron, Inc., Class A
(a)
............ 9,286 $ 24,794
Lumos Pharma, Inc.
(a)
................ 13,179 44,677
MacroGenics, Inc. .................. 131,254 941,091
Magenta Therapeutics, Inc.
(a)
........... 95,039 75,527
MAIA Biotechnology, Inc.
(a)
............ 3,792 13,120
MannKind Corp.
(a)
.................. 554,279 2,272,544
MediciNova, Inc. ................... 101,349 218,914
MeiraGTx Holdings plc ............... 71,376 369,014
Merrimack Pharmaceuticals, Inc. ........ 22,303 274,104
Mersana Therapeutics, Inc. ............ 201,043 826,287
MiMedx Group, Inc. ................. 245,677 837,759
Mineralys Therapeutics, Inc. ........... 26,346 412,578
MiNK Therapeutics, Inc.
(a)
............. 10,194 19,572
Mirum Pharmaceuticals, Inc. ........... 40,068 962,433
Molecular Templates, Inc.
(a)
............ 85,789 32,591
Moleculin Biotech, Inc. ............... 57,342 55,048
Monte Rosa Therapeutics, Inc. .......... 64,765 504,519
Neoleukin Therapeutics, Inc.
(a)
.......... 73,634 51,544
NeuBase Therapeutics, Inc.
(a)
........... 61,639 11,403
NexImmune, Inc.
(a)
.................. 40,082 15,231
NextCure, Inc. ..................... 50,711 75,052
NightHawk Biosciences, Inc.
(a)
.......... 52,711 46,101
Nkarta, Inc.
(a)
...................... 71,064 252,277
Nurix Therapeutics, Inc.
(a)
............. 101,033 897,173
Nuvalent, Inc., Class A ............... 43,829 1,143,499
Nuvectis Pharma, Inc.
(a)
.............. 12,624 165,501
Nymox Pharmaceutical Corp.
(a)
......... 112,238 38,161
Ocugen, Inc.
(a)
..................... 476,127 406,184
Olema Pharmaceuticals, Inc.
(a)
.......... 57,240 198,623
Omega Therapeutics, Inc.
(a)
............ 45,718 275,680
Oncocyte Corp.
(a)
................... 200,103 70,917
Oncternal Therapeutics, Inc.
(a)
.......... 106,880 83,901
Orgenesis, Inc.
(a)
................... 46,249 54,574
ORIC Pharmaceuticals, Inc.
(a)
.......... 85,794 489,026
Outlook Therapeutics, Inc.
(a)
............ 336,746 367,053
Ovid therapeutics, Inc.
(a)
.............. 127,924 330,044
Pardes Biosciences, Inc. .............. 72,954 96,299
Passage Bio, Inc. ................... 94,721 90,714
PDS Biotechnology Corp.
(a)
............ 56,627 348,256
PepGen, Inc. ...................... 32,501 397,487
PharmaCyte Biotech, Inc.
(a)
............ 38,799 112,905
Pieris Pharmaceuticals, Inc.
(a)
.......... 143,601 140,155
PMV Pharmaceuticals, Inc. ............ 79,164 377,612
Point Biopharma Global, Inc.
(a)
.......... 188,716 1,371,965
Portage Biotech, Inc.
(a)
............... 21,574 66,664
Poseida Therapeutics, Inc. ............ 85,787 264,224
Praxis Precision Medicines, Inc. ......... 87,305 70,630
Precigen, Inc. ..................... 265,614 281,551
Precision BioSciences, Inc. ............ 187,694 141,446
Prelude Therapeutics, Inc.
(a)
............ 24,971 142,335
Prometheus Biosciences, Inc. .......... 75,577 8,110,924
Protagonist Therapeutics, Inc. .......... 101,309 2,330,107
Protalix BioTherapeutics, Inc.
(a)
......... 107,841 226,466
Protara Therapeutics, Inc. ............. 20,967 64,998
Prothena Corp. plc
(a)
................. 84,995 4,119,708
Puma Biotechnology, Inc. ............. 75,150 232,214
Pyxis Oncology, Inc.
(a)
................ 65,115 261,111
Quince Therapeutics, Inc.
(a)
............ 54,859 85,580
Rallybio Corp.
(a)
.................... 41,043 234,356
RAPT Therapeutics, Inc.
(a)
............. 64,936 1,191,576
Reneo Pharmaceuticals, Inc.
(a)
.......... 21,507 128,612
Replimune Group, Inc. ............... 101,619 1,794,592
Rezolute, Inc.
(a)
.................... 63,295 121,526
Rhythm Pharmaceuticals, Inc.
(a)
......... 111,272 1,985,092
Rigel Pharmaceuticals, Inc. ............ 372,223 491,334

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Rocket Pharmaceuticals, Inc. ........... 121,572 $ 2,082,528
SAB Biotherapeutics, Inc.
(a)
............ 53,316 23,459
Sangamo Therapeutics, Inc. ........... 292,220 514,307
Savara, Inc.
(a)
..................... 163,879 319,564
Scholar Rock Holding Corp. ............ 90,088 720,704
SELLAS Life Sciences Group, Inc.
(a)
...... 45,194 64,627
Sensei Biotherapeutics, Inc. ........... 35,427 53,141
Sera Prognostics, Inc., Class A
(a)
........ 44,560 170,665
Seres Therapeutics, Inc.
(a)
............. 153,419 869,886
Shattuck Labs, Inc. ................. 71,915 211,430
Sigilon Therapeutics, Inc. ............. 42,217 39,266
Spero Therapeutics, Inc. .............. 66,163 95,936
Spruce Biosciences, Inc.
(a)
............. 25,631 56,645
SQZ Biotechnologies Co.
(a)
............ 53,703 30,074
Stoke Therapeutics, Inc. .............. 48,433 403,447
Summit Therapeutics, Inc.
(a)
............ 200,730 351,278
Surface Oncology, Inc.
(a)
.............. 118,464 82,783
Surrozen, Inc.
(a)
.................... 46,166 27,792
Sutro Biopharma, Inc. ................ 117,380 542,296
Synaptogenix, Inc.
(a)
................. 14,978 11,981
Syndax Pharmaceuticals, Inc. .......... 130,621 2,758,716
Synlogic, Inc. ..................... 140,272 88,652
Syros Pharmaceuticals, Inc.
(a)
.......... 23,905 63,826
Talaris Therapeutics, Inc. ............. 51,929 97,627
Tango Therapeutics, Inc.
(a)
............. 100,327 396,292
Taysha Gene Therapies, Inc.
(a)
.......... 71,954 57,391
TCR2 Therapeutics, Inc. .............. 66,880 100,320
Tenaya Therapeutics, Inc. ............. 94,277 268,689
Tracon Pharmaceuticals, Inc.
(a)
.......... 35,554 67,197
TScan Therapeutics, Inc.
(a)
............ 31,685 66,539
Tyra Biosciences, Inc.
(a)
.............. 28,875 464,021
UNITY Biotechnology, Inc.
(a)
............ 24,355 39,699
UroGen Pharma Ltd.
(a)
............... 43,161 398,808
Vaccinex, Inc.
(a)
.................... 46,099 18,417
Vanda Pharmaceuticals, Inc. ........... 120,212 816,239
Vaxart, Inc.
(a)
...................... 277,078 209,665
VBI Vaccines, Inc. .................. 427,180 129,436
Vera Therapeutics, Inc., Class A
(a)
........ 47,260 366,738
Verastem, Inc.
(a)
.................... 455,042 188,933
Verve Therapeutics, Inc.
(a)
............. 101,816 1,468,187
Vigil Neuroscience, Inc. ............... 15,491 151,657
Viking Therapeutics, Inc.
(a)
............. 145,603 2,424,290
Vincerx Pharma, Inc. ................ 39,273 40,844
Viracta Therapeutics, Inc.
(a)
............ 58,702 93,336
Viridian Therapeutics, Inc.
(a)
............ 83,042 2,112,588
Virios Therapeutics, Inc.
(a)
............. 38,500 14,149
VistaGen Therapeutics, Inc.
(a)
........... 470,531 58,675
Vor BioPharma, Inc.
(a)
................ 61,803 332,500
Voyager Therapeutics, Inc.
(a)
........... 59,109 455,730
Werewolf Therapeutics, Inc. ............ 13,030 33,878
X4 Pharmaceuticals, Inc.
(a)
............ 118,381 102,991
XBiotech, Inc. ..................... 32,750 112,988
Xilio Therapeutics, Inc.
(a)
.............. 44,850 142,623
XOMA Corp. ...................... 14,462 305,293
Y-mAbs Therapeutics, Inc. ............. 80,267 402,138
145,831,911
Broadline Retail — 0.1%
(a)(b)
1stdibs.com, Inc. ................... 51,418 204,129
ContextLogic, Inc., Class A ............ 1,259,968 561,694
Groupon, Inc. ..................... 48,012 202,131
iMedia Brands, Inc., Class A ........... 42,838 21,830
989,784
Security
Shares
Shares Value
Building Products — 0.4%
Alpha Pro Tech Ltd.
(a)(b)
............... 24,448 $ 101,704
Caesarstone Ltd. ................... 48,210 199,107
Insteel Industries, Inc. ................ 40,762 1,133,999
Molekule Group, Inc.
(a)(b)
.............. 39,616 66,951
Quanex Building Products Corp. ......... 71,924 1,548,524
View, Inc., Class A
(a)(b)
................ 294,810 147,405
3,197,690
Capital Markets — 1.1%
Ashford, Inc.
(b)
..................... 1,892 24,010
Associated Capital Group, Inc., Class A .... 3,751 138,599
Avantax, Inc.
(b)
..................... 103,689 2,729,095
Bakkt Holdings, Inc., Class A
(a)(b)
......... 126,468 217,525
Diamond Hill Investment Group, Inc. ...... 6,240 1,026,979
Donnelley Financial Solutions, Inc.
(a)(b)
..... 55,188 2,254,982
Greenhill & Co., Inc. ................. 28,589 253,584
Hennessy Advisors, Inc. .............. 9,729 75,302
Heritage Global, Inc.
(b)
............... 71,407 204,938
MarketWise, Inc., Class A
(b)
............ 38,887 71,941
Marygold Cos., Inc. (The)
(a)(b)
........... 30,923 54,734
Oppenheimer Holdings, Inc., Class A, NVS . 17,169 672,166
Perella Weinberg Partners, Class A ....... 80,904 736,226
Safeguard Scientifics, Inc.
(a)(b)
........... 33,843 58,210
Sculptor Capital Management, Inc., Class A . 54,093 465,741
Siebert Financial Corp.
(a)(b)
............. 30,261 57,950
Silvercrest Asset Management Group, Inc.,
Class A ....................... 21,450 389,961
Value Line, Inc. .................... 2,112 102,073
Westwood Holdings Group, Inc. ......... 16,452 184,427
9,718,443
Chemicals — 1.4%
Advanced Emissions Solutions, Inc.
(b)
..... 36,680 72,626
AdvanSix, Inc. ..................... 57,997 2,219,545
AgroFresh Solutions, Inc.
(a)(b)
........... 67,207 201,621
American Vanguard Corp. ............. 61,033 1,335,402
Aspen Aerogels, Inc.
(b)
............... 109,444 815,358
Core Molding Technologies, Inc.
(a)(b)
....... 17,250 310,328
Danimer Scientific, Inc., Class A
(a)(b)
....... 199,122 686,971
Flexible Solutions International, Inc.
(b)
..... 18,180 56,722
Flotek Industries, Inc.
(b)
............... 142,428 98,275
FutureFuel Corp.
(a)
.................. 56,150 414,387
Hawkins, Inc. ..................... 42,224 1,848,567
Intrepid Potash, Inc.
(a)(b)
............... 24,245 669,162
Koppers Holdings, Inc. ............... 44,228 1,546,653
Northern Technologies International Corp. .. 17,039 201,571
Origin Materials, Inc., Class A
(a)(b)
........ 228,211 974,461
Rayonier Advanced Materials, Inc.
(b)
...... 134,477 843,171
Valhi, Inc. ........................ 5,467 95,180
12,390,000
Commercial Services & Supplies — 2.1%
ACCO Brands Corp. ................. 199,854 1,063,223
Acme United Corp. .................. 4,923 113,229
Aqua Metals, Inc.
(a)(b)
................ 166,288 166,288
ARC Document Solutions, Inc. .......... 75,054 237,921
Aris Water Solutions, Inc., Class A ....... 47,758 372,035
CECO Environmental Corp.
(b)
........... 64,302 899,585
Charah Solutions, Inc.
(a)(b)
............. 4,053 8,471
CompX International, Inc. ............. 3,360 60,749
Ennis, Inc. ....................... 55,342 1,167,163
Fuel Tech, Inc.
(a)(b)
.................. 51,539 65,970
GEO Group, Inc. (The)
(b)
.............. 257,860 2,034,516
Harsco Corp.
(b)
.................... 171,039 1,168,196
Heritage-Crystal Clean, Inc.
(b)
........... 34,144 1,215,868
Interface, Inc. ..................... 125,056 1,015,455

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Kimball International, Inc., Class B ....... 77,901 $ 965,972
Liquidity Services, Inc.
(b)
.............. 52,812 695,534
Montrose Environmental Group, Inc.
(a)(b)
.... 59,812 2,133,494
NL Industries, Inc. .................. 18,537 112,334
Odyssey Marine Exploration, Inc.
(a)(b)
...... 28,852 93,769
Performant Financial Corp.
(a)(b)
.......... 148,376 504,478
Perma-Fix Environmental Services, Inc.
(a)(b)
. 27,108 319,332
Quad/Graphics, Inc., Class A
(b)
.......... 69,866 299,725
Quest Resource Holding Corp.
(a)(b)
....... 35,492 217,921
Shapeways Holdings, Inc.
(b)
............ 35,729 12,262
SP Plus Corp.
(a)(b)
................... 43,820 1,502,588
Team, Inc.
(a)(b)
..................... 6,147 33,685
Viad Corp.
(b)
...................... 44,255 922,274
Virco Mfg. Corp.
(b)
.................. 21,233 84,295
VSE Corp. ....................... 23,032 1,034,137
18,520,469
Communications Equipment — 1.5%
Airspan Networks Holdings, Inc.
(a)(b)
....... 75,266 52,107
Applied Optoelectronics, Inc.
(a)(b)
......... 60,788 134,342
Aviat Networks, Inc.
(b)
................ 22,665 781,036
BK Technologies Corp. ............... 29,825 85,001
CalAmp Corp.
(b)
.................... 81,361 292,086
Cambium Networks Corp.
(b)
............ 25,011 443,195
Casa Systems, Inc.
(b)
................ 77,479 98,398
Clearfield, Inc.
(a)(b)
................... 27,821 1,295,902
Comtech Telecommunications Corp. ...... 56,341 703,136
Digi International, Inc.
(a)(b)
............. 75,457 2,541,392
DZS, Inc.
(b)
....................... 43,917 346,505
EMCORE Corp.
(a)(b)
................. 79,868 91,848
Franklin Wireless Corp.
(b)
............. 18,236 90,815
Genasys, Inc.
(a)(b)
................... 78,428 231,363
Harmonic, Inc.
(b)
.................... 200,436 2,924,361
Inseego Corp.
(a)(b)
................... 190,988 111,231
KVH Industries, Inc.
(a)(b)
............... 40,980 466,352
Lantronix, Inc.
(b)
.................... 61,100 265,174
NETGEAR, Inc.
(b)
................... 61,510 1,138,550
Network-1 Technologies, Inc. ........... 37,205 79,991
Ondas Holdings, Inc.
(a)(b)
.............. 77,909 84,142
Optical Cable Corp.
(b)
................ 10,334 44,540
PCTEL, Inc. ...................... 37,724 159,573
Ribbon Communications, Inc.
(b)
......... 156,627 535,664
TESSCO Technologies, Inc.
(b)
.......... 14,834 71,203
13,067,907
Construction & Engineering — 0.9%
Argan, Inc. ....................... 27,892 1,128,789
Bowman Consulting Group Ltd.
(a)(b)
....... 19,364 555,940
Concrete Pumping Holdings, Inc.
(a)(b)
...... 55,821 379,583
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 141,120 766,282
IES Holdings, Inc.
(b)
................. 18,602 801,560
INNOVATE Corp.
(a)(b)
................. 98,869 293,641
iSun, Inc.
(a)(b)
...................... 25,191 25,947
Limbach Holdings, Inc.
(a)(b)
............. 20,366 352,332
Matrix Service Co.
(b)
................. 56,750 306,450
Northwest Pipe Co.
(a)(b)
............... 21,277 664,481
Orbital Infrastructure Group, Inc.
(b)
....... 186,345 27,188
Orion Group Holdings, Inc.
(b)
........... 68,100 176,379
QualTek Services, Inc., Class A
(a)(b)
....... 26,179 10,338
Sterling Infrastructure, Inc.
(b)
........... 63,773 2,415,721
Tutor Perini Corp.
(b)
................. 90,727 559,786
Williams Industrial Services Group, Inc.
(a)(b)
.. 36,617 37,715
8,502,132
Security
Shares
Shares Value
Construction Materials — 0.1%
Smith-Midland Corp.
(b)
............... 9,519 $ 178,576
United States Lime & Minerals, Inc. ....... 4,417 674,432
853,008
Consumer Finance — 0.8%
Atlanticus Holdings Corp.
(a)(b)
........... 9,399 254,995
Consumer Portfolio Services, Inc.
(a)(b)
...... 20,144 215,339
Curo Group Holdings Corp. ............ 47,662 82,455
Enova International, Inc.
(b)
............. 66,985 2,976,144
EZCORP, Inc., Class A, NVS
(a)(b)
......... 106,788 918,377
Katapult Holdings, Inc.
(a)(b)
............. 112,416 50,115
Medallion Financial Corp. ............. 41,675 319,647
Moneylion, Inc., Class A
(a)(b)
............ 315,798 179,310
NerdWallet, Inc., Class A
(b)
............. 57,205 925,577
Nicholas Financial, Inc.
(b)
.............. 8,944 53,127
Oportun Financial Corp.
(a)(b)
............ 62,470 241,134
OppFi, Inc., Class A
(a)(b)
............... 20,969 42,987
Regional Management Corp. ........... 16,497 430,407
Sunlight Financial Holdings, Inc.
(a)(b)
...... 52,082 16,265
World Acceptance Corp.
(a)(b)
............ 8,476 705,966
7,411,845
Consumer Staples Distribution & Retail — 0.6%
Blue Apron Holdings, Inc., Class A
(a)(b)
..... 71,048 48,135
Boxed, Inc.
(a)(b)
..................... 121,834 23,124
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 74,256 2,528,417
HF Foods Group, Inc.
(a)(b)
.............. 78,231 306,666
MedAvail Holdings, Inc.
(a)(b)
............ 80,877 23,179
Natural Grocers by Vitamin Cottage, Inc. ... 20,185 237,174
Rite Aid Corp.
(a)(b)
................... 122,484 274,364
SpartanNash Co. ................... 75,914 1,882,667
Village Super Market, Inc., Class A ....... 18,519 423,715
5,747,441
Containers & Packaging — 0.2%
Cryptyde, Inc.
(b)
.................... 92,138 7,666
Myers Industries, Inc. ................ 79,018 1,693,356
Ranpak Holdings Corp., Class A
(a)(b)
...... 94,405 492,794
2,193,816
Distributors — 0.1%
AMCON Distributing Co.
(a)
............. 343 57,281
Educational Development Corp.
(b)
........ 14,389 42,304
Funko, Inc., Class A
(a)(b)
............... 69,131 651,905
Weyco Group, Inc. .................. 12,666 320,450
1,071,940
Diversified Consumer Services — 0.9%
American Public Education, Inc.
(b)
........ 40,902 221,689
Beachbody Co., Inc. (The), Class A
(a)(b)
.... 226,699 109,314
Carriage Services, Inc. ............... 28,932 883,005
Lincoln Educational Services Corp.
(a)(b)
..... 50,374 285,117
Nerdy, Inc., Class A
(a)(b)
............... 121,180 506,532
OneSpaWorld Holdings Ltd.
(a)(b)
......... 146,126 1,752,051
Perdoceo Education Corp.
(b)
........... 146,451 1,966,837
Regis Corp.
(a)(b)
.................... 100,394 111,437
Rover Group, Inc., Class A
(a)(b)
.......... 204,043 924,315
Universal Technical Institute, Inc.
(b)
....... 71,619 528,548
WW International, Inc.
(a)(b)
............. 116,896 481,611
XWELL, Inc.
(a)(b)
.................... 178,492 64,418
7,834,874
Diversified REITs — 0.4%
Alpine Income Property Trust, Inc. ....... 28,526 480,092
American Strategic Investment Co. ....... 4,505 38,383
CTO Realty Growth, Inc. .............. 48,002 828,514
Gladstone Commercial Corp. ........... 85,302 1,077,364

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified REITs (continued)
Modiv, Inc., Class C ................. 16,420 $ 174,545
One Liberty Properties, Inc. ............ 35,332 810,163
Presidio Property Trust, Inc., Class A ...... 24,772 25,763
3,434,824
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(b)
..................... 40,081 1,324,276
ATN International, Inc. ............... 23,755 972,055
Bandwidth, Inc., Class A
(a)(b)
............ 50,433 766,582
Charge Enterprises, Inc.
(b)
............. 286,374 315,011
Consolidated Communications Holdings, Inc.
(b)
162,700 419,766
IDT Corp., Class B
(b)
................. 33,784 1,151,359
Ooma, Inc.
(a)(b)
..................... 50,289 629,115
5,578,164
Electric Utilities — 0.1%
Genie Energy Ltd., Class B ............ 43,222 597,328
Via Renewables, Inc. ................ 5,496 101,016
698,344
Electrical Equipment — 1.2%
Advent Technologies Holdings, Inc.
(a)(b)
.... 84,006 89,046
Allied Motion Technologies, Inc. ......... 29,095 1,124,522
American Superconductor Corp.
(a)(b)
...... 62,294 305,864
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 132,312 801,811
Beam Global
(a)(b)
................... 19,204 305,536
Blink Charging Co.
(a)(b)
................ 91,803 794,096
Broadwind, Inc.
(a)(b)
.................. 40,983 157,375
Capstone Green Energy Corp.
(a)(b)
........ 38,964 51,822
Energous Corp.
(a)(b)
.................. 165,743 89,501
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 120,362 309,330
Espey Mfg. & Electronics Corp. ......... 3,326 67,352
ESS Tech, Inc.
(a)(b)
.................. 172,374 239,600
Flux Power Holdings, Inc.
(a)(b)
........... 25,100 121,986
FTC Solar, Inc.
(a)(b)
.................. 92,657 208,478
Heliogen, Inc.
(a)(b)
................... 198,356 47,645
Ideal Power, Inc.
(a)(b)
................. 12,675 132,454
KULR Technology Group, Inc.
(a)(b)
........ 147,035 128,994
LSI Industries, Inc. .................. 57,169 796,364
Nuvve Holding Corp.
(a)(b)
.............. 43,906 30,734
Ocean Power Technologies, Inc.
(a)(b)
...... 114,453 60,660
Orion Energy Systems, Inc.
(a)(b)
.......... 67,433 136,889
Pioneer Power Solutions, Inc.
(b)
......... 15,099 53,148
Polar Power, Inc.
(a)(b)
................. 17,520 23,126
Powell Industries, Inc. ................ 19,900 847,541
Preformed Line Products Co. ........... 5,428 695,001
Sunworks, Inc.
(a)(b)
.................. 78,601 113,185
Thermon Group Holdings, Inc.
(b)
......... 72,127 1,797,405
TPI Composites, Inc.
(a)(b)
.............. 79,659 1,039,550
Ultralife Corp.
(a)(b)
................... 20,931 84,143
Westwater Resources, Inc.
(b)
........... 102,022 113,244
10,766,402
Electronic Equipment, Instruments & Components — 2.5%
908 Devices, Inc.
(b)
.................. 47,806 411,132
Aeva Technologies, Inc.
(b)
............. 210,394 250,369
AEye, Inc., Class A
(a)(b)
............... 219,922 69,231
Airgain, Inc.
(a)(b)
.................... 19,098 102,556
Akoustis Technologies, Inc.
(b)
........... 144,695 445,661
Arlo Technologies, Inc.
(b)
.............. 189,050 1,145,643
Bel Fuse, Inc., Class B, NVS ........... 22,245 835,967
Cepton, Inc.
(a)(b)
.................... 103,603 48,113
ClearSign Technologies Corp.
(a)(b)
........ 56,188 44,838
Climb Global Solutions, Inc. ............ 8,986 478,864
Coda Octopus Group, Inc.
(a)(b)
.......... 13,557 98,288
CPS Technologies Corp.
(b)
............. 28,542 81,059
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
CTS Corp. ....................... 69,046 $ 3,415,015
Daktronics, Inc.
(b)
................... 80,920 458,816
Digital Ally, Inc.
(b)
................... 5,115 23,631
Evolv Technologies Holdings, Inc., Class A
(a)(b)
182,022 567,909
FARO Technologies, Inc.
(b)
............. 40,863 1,005,638
Focus Universal, Inc.
(a)(b)
.............. 58,137 145,343
Frequency Electronics, Inc. ............ 12,783 88,075
Identiv, Inc.
(b)
...................... 47,716 292,976
Interlink Electronics, Inc.
(a)(b)
............ 2,853 26,191
Iteris, Inc.
(b)
....................... 92,523 433,933
Key Tronic Corp.
(a)(b)
................. 21,724 157,934
Kimball Electronics, Inc.
(b)
............. 52,200 1,258,020
LGL Group, Inc. (The)
(b)
.............. 7,336 31,398
LightPath Technologies, Inc., Class A
(b)
.... 79,800 112,518
Luna Innovations, Inc.
(a)(b)
............. 69,584 500,309
MicroVision, Inc.
(a)(b)
................. 359,684 960,356
M-Tron Industries, Inc.
(a)(b)
............. 3,641 39,141
Napco Security Technologies, Inc.
(b)
...... 68,581 2,577,274
nLight, Inc.
(b)
...................... 96,740 984,813
Nortech Systems, Inc.
(b)
.............. 2,185 23,270
Ouster, Inc., Class A
(b)
................ 608,837 509,414
Powerfleet, Inc.
(b)
................... 75,386 258,574
Red Cat Holdings, Inc.
(a)(b)
............. 70,163 72,970
Research Frontiers, Inc.
(a)(b)
............ 66,664 113,995
RF Industries Ltd.
(b)
................. 20,608 89,439
Richardson Electronics Ltd. ............ 20,216 451,221
ScanSource, Inc.
(b)
.................. 52,380 1,594,447
SigmaTron International, Inc.
(a)(b)
......... 12,700 33,401
SmartRent, Inc., Class A
(a)(b)
............ 264,018 673,246
Sono-Tek Corp.
(a)(b)
.................. 16,301 83,461
Vishay Precision Group, Inc.
(b)
.......... 27,051 1,129,650
Wireless Telecom Group, Inc.
(b)
......... 36,907 68,278
Wrap Technologies, Inc.
(a)(b)
............ 57,659 99,174
22,291,551
Energy Equipment & Services — 2.5%
Borr Drilling Ltd.
(b)
.................. 437,608 3,317,069
Bristow Group, Inc.
(b)
................ 50,870 1,139,488
Dawson Geophysical Co.
(b)
............ 14,224 24,892
Diamond Offshore Drilling, Inc.
(a)(b)
....... 220,349 2,653,002
DMC Global, Inc.
(b)
.................. 40,788 896,112
Energy Services of America Corp. ....... 19,913 45,601
ENGlobal Corp.
(a)(b)
.................. 60,402 28,963
Enservco Corp.
(a)(b)
.................. 18,131 8,612
Forum Energy Technologies, Inc.
(b)
....... 9,634 244,993
Geospace Technologies Corp.
(b)
......... 27,256 192,155
Gulf Island Fabrication, Inc.
(b)
........... 29,406 108,802
Helix Energy Solutions Group, Inc.
(b)
...... 311,434 2,410,499
Independence Contract Drilling, Inc.
(b)
..... 19,607 63,919
KLX Energy Services Holdings, Inc.
(a)(b)
.... 21,657 252,304
Mammoth Energy Services, Inc.
(a)(b)
....... 40,932 172,733
National Energy Services Reunited Corp.
(b)
. 83,520 439,315
Natural Gas Services Group, Inc.
(b)
....... 25,495 262,853
NCS Multistage Holdings, Inc.
(a)(b)
........ 1,348 31,948
Newpark Resources, Inc.
(b)
............ 188,638 726,256
Nine Energy Service, Inc.
(a)(b)
........... 38,688 215,105
Oil States International, Inc.
(b)
........... 136,737 1,139,019
Profire Energy, Inc.
(b)
................ 79,663 98,782
Ranger Energy Services, Inc.
(b)
......... 23,954 244,091
SEACOR Marine Holdings, Inc.
(b)
........ 51,628 392,889
Select Energy Services, Inc., Class A ..... 155,481 1,082,148
Smart Sand, Inc.
(b)
.................. 53,039 93,349
Solaris Oilfield Infrastructure, Inc., Class A .. 69,268 591,549
Superior Drilling Products, Inc.
(a)(b)
........ 36,137 32,241
TETRA Technologies, Inc.
(b)
............ 271,052 718,288

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Tidewater, Inc.
(b)
................... 101,170 $ 4,459,574
22,086,551
Entertainment — 0.2%
Chicken Soup For The Soul Entertainment,
Inc.
(a)(b)
........................ 16,926 33,852
CuriosityStream, Inc., Class A
(a)(b)
........ 53,095 71,678
FG Group Holdings, Inc.
(a)(b)
............ 29,560 59,416
Gaia, Inc., Class A
(a)(b)
................ 27,889 77,252
Golden Matrix Group, Inc.
(b)
............ 33,607 89,059
Marcus Corp. (The)
(a)
................ 51,807 828,912
Mobile Global Esports, Inc.
(a)(b)
.......... 33,956 23,769
Playstudios, Inc., Class A
(b)
............ 172,553 636,721
Reading International, Inc., Class A, NVS
(a)(b)
36,329 118,069
Reservoir Media, Inc.
(a)(b)
.............. 44,847 292,402
2,231,130
Financial Services — 1.8%
Acacia Research Corp.
(a)(b)
............. 81,898 316,126
Alerus Financial Corp. ............... 32,923 528,414
A-Mark Precious Metals, Inc. ........... 40,000 1,386,000
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 60,454 1,050,691
BM Technologies, Inc., Class A
(b)
........ 19,752 69,527
Cantaloupe, Inc.
(b)
.................. 124,507 709,690
Cass Information Systems, Inc. ......... 29,206 1,264,912
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 19,828 2,640,891
Finance of America Cos., Inc., Class A
(a)(b)
.. 88,605 109,870
Home Point Capital, Inc. .............. 18,792 36,269
I3 Verticals, Inc., Class A
(b)
............. 50,264 1,232,976
Income Opportunity Realty Investors, Inc.
(b)
. 1,745 19,859
International Money Express, Inc.
(a)(b)
...... 68,219 1,758,686
Merchants Bancorp ................. 34,256 892,026
MoneyGram International, Inc.
(a)(b)
........ 204,221 2,127,983
Ocwen Financial Corp.
(a)(b)
............. 16,270 441,242
Paysign, Inc.
(a)(b)
.................... 69,812 253,418
Priority Technology Holdings, Inc.
(b)
....... 38,246 137,303
Ryvyl, Inc.
(b)
...................... 57,122 23,351
Security National Financial Corp., Class A
(b)
. 23,007 142,873
SWK Holdings Corp.
(b)
............... 7,967 142,291
Usio, Inc.
(b)
....................... 42,157 73,353
Velocity Financial, Inc.
(b)
.............. 19,470 175,814
Waterstone Financial, Inc. ............. 41,199 623,341
16,156,906
Food Products — 0.8%
Alico, Inc.
(a)
....................... 15,292 370,066
AppHarvest, Inc.
(b)
.................. 225,078 137,815
Barfresh Food Group, Inc.
(b)
............ 11,062 15,266
Benson Hill, Inc.
(b)
.................. 372,803 428,723
Better Choice Co., Inc.
(a)(b)
............. 49,774 18,416
Bridgford Foods Corp.
(a)(b)
............. 3,750 52,125
Calavo Growers, Inc. ................ 37,572 1,080,946
Farmer Bros Co.
(a)(b)
................. 28,706 110,805
Lifecore Biomedical, Inc.
(b)
............. 56,636 213,801
Lifeway Foods, Inc.
(a)(b)
............... 9,540 57,622
Limoneira Co. ..................... 37,675 627,666
Local Bounti Corp.
(a)(b)
................ 139,626 111,296
MamaMancini's Holdings, Inc.
(b)
......... 38,181 72,544
Real Good Food Co., Inc. (The), Class A
(b)
.. 12,890 54,396
Rocky Mountain Chocolate Factory, Inc.
(b)
.. 9,657 51,665
S&W Seed Co.
(b)
................... 52,114 75,305
Seneca Foods Corp., Class A
(b)
......... 11,116 581,033
SunOpta, Inc.
(b)
.................... 212,665 1,637,521
Tattooed Chef, Inc., Class A
(a)(b)
......... 107,996 153,354
Security
Shares
Shares Value
Food Products (continued)
Vital Farms, Inc.
(b)
.................. 64,883 $ 992,710
Whole Earth Brands, Inc., Class A
(b)
...... 88,693 227,054
7,070,129
Gas Utilities — 0.0%
RGC Resources, Inc. ................ 17,388 403,228
Ground Transportation — 0.3%
Bird Global, Inc., Class A
(a)(b)
........... 387,330 108,414
Covenant Logistics Group, Inc., Class A .... 20,262 717,680
Daseke, Inc.
(b)
..................... 87,421 675,764
Micromobility.com, Inc.
(a)(b)
............. 10,690 39,125
PAM Transportation Services, Inc.
(b)
...... 14,359 411,098
Universal Logistics Holdings, Inc. ........ 15,440 450,076
US Xpress Enterprises, Inc., Class A
(a)(b)
... 57,986 344,437
Yellow Corp.
(a)(b)
.................... 111,124 225,582
2,972,176
Health Care Equipment & Supplies — 4.3%
Accelerate Diagnostics, Inc.
(a)(b)
......... 104,742 73,319
Accuray, Inc.
(a)(b)
.................... 196,605 583,917
Alphatec Holdings, Inc.
(b)
.............. 157,826 2,462,086
AngioDynamics, Inc.
(b)
............... 81,034 837,892
Apollo Endosurgery, Inc.
(b)
............. 86,966 862,703
Apyx Medical Corp.
(a)(b)
............... 65,936 189,896
Artivion, Inc.
(b)
..................... 84,799 1,110,867
AxoGen, Inc.
(b)
..................... 88,286 834,303
Beyond Air, Inc.
(a)(b)
.................. 55,285 373,174
Biomerica, Inc.
(a)(b)
.................. 22,194 41,503
Bioventus, Inc., Class A
(b)
............. 69,414 74,273
Butterfly Network, Inc., Class A
(a)(b)
....... 286,755 539,099
Cardiovascular Systems, Inc.
(b)
.......... 88,610 1,759,795
ClearPoint Neuro, Inc.
(a)(b)
............. 50,044 422,371
Co-Diagnostics, Inc.
(a)(b)
............... 67,132 99,355
Cutera, Inc.
(a)(b)
.................... 36,134 853,485
CVRx, Inc.
(b)
...................... 20,572 191,731
CytoSorbents Corp.
(a)(b)
............... 88,318 297,632
DarioHealth Corp.
(a)(b)
................ 46,137 190,084
Delcath Systems, Inc.
(a)(b)
............. 15,135 87,026
Eargo, Inc.
(a)(b)
..................... 37,649 176,197
Electromed, Inc.
(a)(b)
................. 16,867 175,417
enVVeno Medical Corp.
(a)(b)
............ 18,484 87,429
FONAR Corp.
(a)(b)
................... 14,124 228,809
Hyperfine, Inc., Class A
(a)(b)
............ 103,147 148,532
Inogen, Inc.
(b)
..................... 49,928 623,101
iRadimed Corp. .................... 15,390 605,596
IRIDEX Corp.
(b)
.................... 31,800 66,144
Kewaunee Scientific Corp.
(b)
........... 5,597 88,041
KORU Medical Systems, Inc.
(a)(b)
......... 64,313 271,401
LeMaitre Vascular, Inc. ............... 42,426 2,183,666
LENSAR, Inc.
(b)
.................... 19,730 48,536
Lucid Diagnostics, Inc.
(a)(b)
............. 17,711 24,795
Microbot Medical, Inc.
(a)(b)
............. 13,620 28,330
Milestone Scientific, Inc.
(a)(b)
............ 109,690 98,721
Minerva Surgical, Inc.
(b)
............... 32,526 7,139
Modular Medical, Inc.
(b)
............... 13,963 21,922
Nano-X Imaging Ltd.
(a)(b)
.............. 99,455 573,855
Nemaura Medical, Inc.
(a)(b)
............. 25,807 22,581
Neuronetics, Inc.
(b)
.................. 56,409 164,150
NeuroPace, Inc.
(b)
.................. 20,781 96,424
OraSure Technologies, Inc.
(b)
........... 156,298 945,603
Orthofix Medical, Inc.
(b)
............... 74,656 1,250,488
OrthoPediatrics Corp.
(a)(b)
.............. 33,023 1,462,589
Owlet, Inc., Class A
(a)(b)
............... 154,285 50,050
PAVmed, Inc.
(a)(b)
................... 171,203 63,944
Pro-Dex, Inc.
(b)
.................... 4,684 77,520

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Pulmonx Corp.
(b)
................... 74,312 $ 830,808
Pulse Biosciences, Inc.
(a)(b)
............. 32,164 108,071
Retractable Technologies, Inc.
(a)(b)
........ 35,745 62,554
ReWalk Robotics Ltd.
(a)(b)
.............. 129,561 93,284
RxSight, Inc.
(b)
..................... 51,704 862,423
Sanara Medtech, Inc.
(a)(b)
.............. 7,558 311,768
Semler Scientific, Inc.
(b)
............... 10,325 276,710
Senseonics Holdings, Inc.
(a)(b)
........... 1,029,754 731,125
Sensus Healthcare, Inc.
(a)(b)
............ 30,590 159,374
SI-BONE, Inc.
(b)
.................... 73,962 1,454,833
Sientra, Inc.
(a)(b)
.................... 22,077 33,999
Sight Sciences, Inc.
(a)(b)
............... 47,742 417,265
Sonendo, Inc.
(a)(b)
................... 41,092 82,184
Stereotaxis, Inc.
(a)(b)
................. 120,979 246,797
Strata Skin Sciences, Inc.
(a)(b)
........... 47,087 51,796
Surmodics, Inc.
(b)
................... 29,359 668,798
Tactile Systems Technology, Inc.
(b)
....... 42,685 700,888
Tela Bio, Inc.
(a)(b)
.................... 13,759 146,396
Tenon Medical, Inc.
(a)(b)
............... 16,145 28,577
TransMedics Group, Inc.
(a)(b)
............ 66,273 5,018,854
UFP Technologies, Inc.
(b)
.............. 14,877 1,931,630
Utah Medical Products, Inc. ............ 7,437 704,804
Vapotherm, Inc.
(a)(b)
.................. 54,146 35,633
Venus Concept, Inc.
(a)(b)
............... 62,712 13,746
Vicarious Surgical, Inc., Class A
(a)(b)
....... 119,008 270,148
ViewRay, Inc.
(b)
.................... 321,599 1,112,733
Vivani Medical, Inc.
(a)(b)
............... 16,387 16,387
VolitionRX Ltd.
(a)(b)
.................. 84,898 162,155
Zimvie, Inc.
(b)
...................... 45,905 331,893
Zynex, Inc.
(a)(b)
..................... 46,942 563,304
38,904,428
Health Care Providers & Services — 1.9%
Accolade, Inc.
(a)(b)
................... 145,119 2,086,811
AirSculpt Technologies, Inc.
(a)
........... 27,336 137,773
Akumin, Inc.
(a)(b)
.................... 119,665 81,372
ATI Physical Therapy, Inc., Class A
(a)(b)
..... 167,326 42,534
Aveanna Healthcare Holdings, Inc.
(b)
...... 97,211 101,099
Biodesix, Inc.
(a)(b)
................... 61,560 114,502
CareMax, Inc., Class A
(b)
.............. 126,020 336,473
Castle Biosciences, Inc.
(a)(b)
............ 53,428 1,213,884
Cross Country Healthcare, Inc.
(a)(b)
....... 77,787 1,736,206
Cryo-Cell International, Inc. ............ 11,563 34,921
DocGo, Inc.
(a)(b)
.................... 179,673 1,554,171
Enzo Biochem, Inc.
(b)
................ 90,675 220,340
GeneDx Holdings Corp., Class A
(b)
....... 644,248 235,151
Great Elm Group, Inc.
(b)
.............. 29,422 66,788
Hims & Hers Health, Inc., Class A
(a)(b)
..... 263,383 2,612,759
InfuSystem Holdings, Inc.
(b)
............ 38,767 300,444
Joint Corp. (The)
(b)
.................. 30,396 511,565
Oncology Institute, Inc. (The)
(b)
.......... 75,984 51,510
Pennant Group, Inc. (The)
(b)
............ 56,209 802,665
PetIQ, Inc., Class A
(b)
................ 58,761 672,226
Psychemedics Corp. ................ 9,839 51,655
Quipt Home Medical Corp.
(b)
........... 70,656 495,299
RadNet, Inc.
(a)(b)
.................... 108,699 2,720,736
Sonida Senior Living, Inc.
(b)
............ 7,490 50,857
Talkspace, Inc.
(a)(b)
.................. 261,643 181,868
Viemed Healthcare, Inc.
(b)
............. 76,509 739,077
Vivos Therapeutics, Inc.
(a)(b)
............ 44,203 15,078
17,167,764
Health Care REITs — 0.4%
Diversified Healthcare Trust ............ 517,345 698,416
Global Medical REIT, Inc. ............. 132,903 1,210,746
Security
Shares
Shares Value
Health Care REITs (continued)
Universal Health Realty Income Trust ..... 27,905 $ 1,342,510
3,251,672
Health Care Technology — 0.7%
Augmedix, Inc.
(a)(b)
.................. 33,104 57,601
Babylon Holdings Ltd., Class A
(a)(b)
....... 9,537 48,543
Better Therapeutics, Inc.
(b)
............. 22,875 16,653
Biotricity, Inc.
(a)(b)
................... 57,872 26,910
CareCloud, Inc.
(b)
................... 21,854 73,211
Computer Programs & Systems, Inc.
(b)
..... 30,528 921,946
Forian, Inc.
(a)(b)
..................... 40,390 153,886
HealthStream, Inc.
(b)
................. 52,631 1,426,300
iCAD, Inc.
(b)
....................... 47,260 58,602
OptimizeRx Corp.
(b)
................. 36,162 529,050
Pear Therapeutics, Inc., Class A
(a)(b)
...... 149,854 38,213
Sharecare, Inc., Class A
(a)(b)
............ 649,109 921,735
Simulations Plus, Inc.
(a)
............... 34,006 1,494,224
Streamline Health Solutions, Inc.
(b)
....... 83,037 149,467
Tabula Rasa HealthCare, Inc.
(a)(b)
........ 54,792 306,287
6,222,628
Hotel & Resort REITs — 0.3%
Ashford Hospitality Trust, Inc.
(b)
......... 75,597 242,666
Braemar Hotels & Resorts, Inc.
(a)
........ 140,069 540,666
Chatham Lodging Trust ............... 104,387 1,095,020
Hersha Hospitality Trust, Class A ........ 68,394 459,608
Sotherly Hotels, Inc.
(b)
................ 33,639 67,110
2,405,070
Hotels, Restaurants & Leisure — 2.5%
Allied Gaming & Entertainment, Inc.
(a)(b)
.... 36,632 44,142
Ark Restaurants Corp. ............... 3,908 67,608
Biglari Holdings, Inc., Class B, NVS
(b)
..... 1,592 269,366
BJ's Restaurants, Inc.
(b)
............... 49,379 1,438,904
Bluegreen Vacations Holding Corp. ....... 20,827 570,243
BurgerFi International, Inc.
(a)(b)
.......... 30,477 35,963
Canterbury Park Holding Corp. .......... 6,650 162,825
Carrols Restaurant Group, Inc.
(b)
......... 76,818 171,304
Century Casinos, Inc.
(b)
............... 59,308 434,728
Chuy's Holdings, Inc.
(a)(b)
.............. 38,920 1,395,282
Denny's Corp.
(b)
.................... 121,280 1,353,485
EBET, Inc.
(b)
...................... 30,683 12,623
El Pollo Loco Holdings, Inc. ............ 41,940 402,205
F45 Training Holdings, Inc.
(b)
........... 79,082 91,735
FAT Brands, Inc., Class A
(a)
............ 10,080 70,963
FAT Brands, Inc., Class B ............. 14 80
Fiesta Restaurant Group, Inc.
(b)
......... 37,101 304,970
First Watch Restaurant Group, Inc.
(a)(b)
..... 32,659 524,503
Flanigan's Enterprises, Inc. ............ 1,774 50,162
Full House Resorts, Inc.
(a)(b)
............ 71,009 513,395
GAN Ltd.
(b)
....................... 85,033 109,693
Golden Entertainment, Inc.
(b)
........... 43,798 1,905,651
Good Times Restaurants, Inc.
(a)(b)
........ 19,144 51,114
Inspirato, Inc., Class A
(a)(b)
............. 47,823 45,857
Inspired Entertainment, Inc.
(b)
........... 46,050 588,979
Kura Sushi USA, Inc., Class A
(a)(b)
........ 10,073 663,206
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 73,126 699,085
Lottery.com, Inc.
(b)
.................. 75,995 21,279
Monarch Casino & Resort, Inc. .......... 28,981 2,148,941
Nathan's Famous, Inc.
(a)
.............. 6,135 463,806
NeoGames SA
(b)
................... 28,113 427,318
Noodles & Co., Class A
(b)
............. 87,985 426,727
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 49,347 399,711
PlayAGS, Inc.
(b)
.................... 61,981 443,164
Potbelly Corp.
(b)
.................... 56,138 467,630
RCI Hospitality Holdings, Inc. ........... 18,741 1,464,984

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers, Inc.
(a)(b)
...... 34,155 $ 489,100
Ruth's Hospitality Group, Inc. ........... 68,781 1,129,384
Sonder Holdings, Inc., Class A
(a)(b)
........ 415,027 314,217
Target Hospitality Corp.
(b)
............. 63,661 836,505
Xponential Fitness, Inc., Class A
(a)(b)
...... 44,474 1,351,565
22,362,402
Household Durables — 1.1%
Aterian, Inc.
(a)(b)
.................... 141,289 121,523
Bassett Furniture Industries, Inc. ........ 18,229 324,476
Beazer Homes USA, Inc.
(b)
............ 64,578 1,025,499
Dixie Group, Inc. (The), Class A
(a)(b)
....... 35,094 26,671
Ethan Allen Interiors, Inc. ............. 49,271 1,352,982
Flexsteel Industries, Inc. .............. 10,340 199,148
Green Brick Partners, Inc.
(a)(b)
........... 59,129 2,073,063
Hamilton Beach Brands Holding Co., Class A 16,451 168,458
Harbor Custom Development, Inc.
(a)(b)
..... 1,332 5,781
Hooker Furnishings Corp. ............. 24,489 445,455
Hovnanian Enterprises, Inc., Class A
(a)(b)
... 10,534 714,627
Koss Corp.
(a)(b)
..................... 10,418 48,131
Landsea Homes Corp.
(b)
.............. 20,311 123,085
Legacy Housing Corp.
(b)
.............. 18,923 430,687
Lifetime Brands, Inc. ................. 27,916 164,146
Live Ventures, Inc.
(b)
................. 3,449 109,230
Lovesac Co. (The)
(a)(b)
................ 30,329 876,508
Purple Innovation, Inc.
(a)(b)
............. 137,061 361,841
Traeger, Inc.
(a)(b)
.................... 71,847 295,291
Tupperware Brands Corp.
(a)(b)
........... 96,677 241,693
Universal Electronics, Inc.
(b)
............ 26,619 269,917
VOXX International Corp., Class A
(a)(b)
..... 32,365 399,060
Vuzix Corp.
(a)(b)
.................... 129,594 536,519
10,313,791
Household Products — 0.1%
Oil-Dri Corp. of America .............. 10,569 439,776
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc., Class A
(b)
............ 200,021 1,096,115
Industrial REITs — 0.3%
Indus Realty Trust, Inc. ............... 11,575 767,307
Plymouth Industrial REIT, Inc. .......... 82,044 1,723,744
2,491,051
Insurance — 1.5%
Ambac Financial Group, Inc.
(b)
.......... 96,168 1,488,681
Atlantic American Corp.
(a)
............. 11,840 29,008
Citizens, Inc., Class A
(a)(b)
............. 111,495 413,646
Crawford & Co., Class A, NVS .......... 33,557 280,537
Donegal Group, Inc., Class A ........... 33,883 517,732
eHealth, Inc.
(b)
..................... 53,659 502,248
Greenlight Capital Re Ltd., Class A
(b)
...... 56,912 534,404
Hallmark Financial Services, Inc.
(a)(b)
...... 2,915 18,947
HCI Group, Inc. .................... 13,608 729,389
Heritage Insurance Holdings, Inc. ........ 51,737 159,350
Hippo Holdings, Inc.
(a)(b)
............... 37,771 613,023
ICC Holdings, Inc.
(a)(b)
................ 3,962 62,362
Investors Title Co. .................. 2,816 425,216
Kingstone Cos., Inc. ................. 21,446 29,381
Kingsway Financial Services, Inc.
(b)
....... 23,213 204,507
Maiden Holdings Ltd.
(a)(b)
.............. 101,314 211,746
MBIA, Inc.
(b)
...................... 104,576 968,374
Midwest Holding, Inc.
(b)
............... 6,208 102,432
National Western Life Group, Inc., Class A
(a)
. 4,942 1,199,028
NI Holdings, Inc.
(b)
.................. 18,629 242,177
Oxbridge Re Holdings Ltd.
(b)
........... 10,280 18,196
Security
Shares
Shares Value
Insurance (continued)
Root, Inc., Class A
(a)(b)
................ 16,932 $ 76,363
Selectquote, Inc.
(a)(b)
................. 294,794 639,703
Skyward Specialty Insurance Group, Inc.
(b)
.. 22,603 494,328
Tiptree, Inc. ...................... 53,935 785,833
Trean Insurance Group, Inc.
(b)
.......... 49,854 305,106
United Fire Group, Inc. ............... 44,300 1,176,165
United Insurance Holdings Corp.
(b)
....... 43,486 122,631
Universal Insurance Holdings, Inc. ....... 54,320 989,710
Vericity, Inc.
(b)
..................... 5,114 40,605
13,380,828
Interactive Media & Services — 0.8%
(b)
Arena Group Holdings, Inc. (The)
(a)
....... 25,846 109,846
Cars.com, Inc.
(a)
.................... 144,069 2,780,532
DHI Group, Inc. .................... 92,549 359,090
EverQuote, Inc., Class A
(a)
............. 43,510 604,789
fuboTV, Inc.
(a)
..................... 408,276 494,014
IZEA Worldwide, Inc.
(a)
............... 131,182 85,386
Leafly Holdings, Inc.
(a)
................ 59,386 23,749
Liberty TripAdvisor Holdings, Inc., Class A
(a)
. 163,680 140,601
Outbrain, Inc.
(a)
.................... 79,214 327,154
QuinStreet, Inc. .................... 110,130 1,747,763
Society Pass, Inc.
(a)
................. 16,618 16,950
Super League Gaming, Inc.
(a)
........... 56,043 31,093
Travelzoo
(a)
....................... 15,267 92,213
TrueCar, Inc. ...................... 192,318 442,331
Vinco Ventures, Inc.
(a)
................ 522,662 167,931
Wejo Group Ltd. ................... 123,721 60,994
Zedge, Inc., Class B ................. 24,911 48,576
7,533,012
IT Services — 0.6%
AgileThought, Inc., Class A
(b)
........... 58,355 183,818
Brightcove, Inc.
(b)
................... 90,015 400,567
Cerberus Cyber Sentinel Corp.
(a)(b)
....... 99,006 33,464
Computer Task Group, Inc.
(a)(b)
.......... 31,920 231,420
Crexendo, Inc.
(a)
................... 17,339 27,916
CSP, Inc. ........................ 7,377 100,106
DecisionPoint Systems, Inc.
(a)(b)
......... 12,254 81,612
Edgio, Inc.
(b)
...................... 299,858 237,218
Glimpse Group, Inc. (The)
(a)(b)
........... 21,101 79,340
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 116,785 1,338,356
Hackett Group, Inc. (The) ............. 49,812 920,526
Information Services Group, Inc. ......... 77,354 393,732
OMNIQ Corp.
(a)(b)
................... 10,876 52,857
PFSweb, Inc. ..................... 37,056 157,117
Research Solutions, Inc.
(b)
............. 37,395 75,164
Tucows, Inc., Class A
(a)(b)
.............. 21,427 416,755
Unisys Corp.
(a)(b)
.................... 144,087 559,057
WaveDancer, Inc.
(b)
................. 34,920 10,109
WidePoint Corp.
(b)
.................. 19,136 34,636
5,333,770
Leisure Products — 0.6%
American Outdoor Brands, Inc.
(a)(b)
....... 29,049 285,842
AMMO, Inc.
(a)(b)
.................... 193,693 381,575
Clarus Corp. ...................... 59,257 559,979
Escalade, Inc. ..................... 21,470 313,462
JAKKS Pacific, Inc.
(b)
................ 15,601 269,897
Johnson Outdoors, Inc., Class A ......... 11,608 731,420
Marine Products Corp. ............... 18,109 238,858
MasterCraft Boat Holdings, Inc.
(b)
........ 38,314 1,165,895
Nautilus, Inc.
(b)
..................... 65,521 87,798
Smith & Wesson Brands, Inc. ........... 98,890 1,217,336

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Leisure Products (continued)
Solo Brands, Inc., Class A
(a)(b)
........... 48,366 $ 347,268
5,599,330
Life Sciences Tools & Services — 0.8%
(b)
Akoya Biosciences, Inc. .............. 33,848 276,877
Alpha Teknova, Inc. ................. 13,787 40,810
BioLife Solutions, Inc.
(a)
............... 73,393 1,596,298
Bionano Genomics, Inc.
(a)
............. 651,502 723,167
Champions Oncology, Inc.
(a)
............ 14,872 59,785
ChromaDex Corp.
(a)
................. 112,097 171,508
Codexis, Inc.
(a)
..................... 133,291 551,825
Harvard Bioscience, Inc.
(a)
............. 88,334 371,003
Inotiv, Inc.
(a)
....................... 44,391 192,213
MaxCyte, Inc. ..................... 190,329 942,129
Miromatrix Medical, Inc.
(a)
............. 35,745 60,052
Nautilus Biotechnology, Inc.
(a)
........... 103,881 287,750
Personalis, Inc.
(a)
................... 80,117 221,123
PhenomeX, Inc. .................... 146,412 169,838
Quantum-Si, Inc., Class A ............. 198,882 350,032
Rapid Micro Biosystems, Inc., Class A
(a)
.... 46,892 61,429
Science 37 Holdings, Inc. ............. 137,290 38,661
Seer, Inc., Class A .................. 112,549 434,439
Singular Genomics Systems, Inc.
(a)
....... 122,196 147,857
Standard BioTools, Inc.
(a)
.............. 171,573 334,567
Telesis Bio, Inc.
(a)
................... 22,444 69,576
7,100,939
Machinery — 2.7%
Berkshire Grey, Inc., Class A
(a)(b)
......... 107,342 148,132
Blue Bird Corp.
(a)(b)
.................. 38,039 777,137
CIRCOR International, Inc.
(b)
........... 40,235 1,252,113
Columbus McKinnon Corp. ............ 61,013 2,267,243
Commercial Vehicle Group, Inc.
(b)
........ 69,894 510,226
Douglas Dynamics, Inc. .............. 48,848 1,557,763
Eastern Co. (The) .................. 11,407 222,208
Energy Recovery, Inc.
(b)
.............. 119,844 2,762,404
Fathom Digital Manufacturing C
(a)(b)
....... 62,789 34,101
FreightCar America, Inc.
(a)(b)
............ 30,453 95,013
Gencor Industries, Inc.
(b)
.............. 22,634 347,885
Graham Corp.
(b)
.................... 21,791 285,026
Hurco Cos., Inc. .................... 13,601 344,377
Hydrofarm Holdings Group, Inc.
(a)(b)
....... 96,537 167,009
Hyliion Holdings Corp., Class A
(b)
........ 299,084 592,186
Hyster-Yale Materials Handling, Inc. ...... 23,599 1,177,354
Hyzon Motors, Inc., Class A
(a)(b)
......... 190,788 155,511
L B Foster Co., Class A
(b)
.............. 21,546 247,348
Lightning eMotors, Inc.
(b)
.............. 84,546 24,222
LS Starrett Co. (The), Class A
(b)
......... 13,622 152,839
Luxfer Holdings plc ................. 58,768 993,179
Manitex International, Inc.
(b)
............ 31,886 166,126
Manitowoc Co., Inc. (The)
(b)
............ 75,571 1,291,508
Markforged Holding Corp.
(b)
............ 248,505 238,267
Mayville Engineering Co., Inc.
(b)
......... 20,956 312,664
Miller Industries, Inc. ................ 24,048 850,097
NN, Inc.
(a)(b)
....................... 92,392 98,860
Park-Ohio Holdings Corp. ............. 18,745 226,440
Perma-Pipe International Holdings, Inc.
(a)(b)
.. 16,736 177,904
REV Group, Inc. ................... 71,488 857,141
Sarcos Technology & Robotics Corp.
(b)
.... 239,408 113,647
Shyft Group, Inc. (The) ............... 75,185 1,710,459
Titan International, Inc.
(b)
.............. 111,424 1,167,724
Twin Disc, Inc.
(a)(b)
.................. 22,896 220,260
Urban-Gro, Inc.
(a)(b)
.................. 17,129 46,248
Velo3D, Inc.
(a)(b)
.................... 124,409 282,408
Wabash National Corp. ............... 103,546 2,546,196
Security
Shares
Shares Value
Machinery (continued)
Xos, Inc.
(a)(b)
...................... 123,172 $ 64,665
24,483,890
Marine Transportation — 0.5%
Eagle Bulk Shipping, Inc. ............. 29,224 1,329,692
Eneti, Inc. ........................ 48,186 450,539
Genco Shipping & Trading Ltd. .......... 79,839 1,250,279
Navios Maritime Holdings, Inc.
(a)(b)
........ 43,531 78,791
Pangaea Logistics Solutions Ltd.
(a)
....... 77,418 454,444
Safe Bulkers, Inc. .................. 155,929 575,378
4,139,123
Media — 0.9%
AdTheorent Holding Co., Inc.
(a)(b)
......... 80,567 136,158
Audacy, Inc., Class A
(a)(b)
.............. 280,022 37,719
Beasley Broadcast Group, Inc., Class A
(b)
... 20,823 17,148
Boston Omaha Corp., Class A
(a)(b)
........ 47,552 1,125,556
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 801,158 961,390
comScore, Inc.
(a)(b)
.................. 171,094 210,446
Cumulus Media, Inc., Class A
(a)(b)
........ 37,272 137,534
Daily Journal Corp.
(a)(b)
............... 2,632 750,015
DallasNews Corp. .................. 9,308 41,141
Digital Media Solutions, Inc., Class A
(a)(b)
... 11,718 13,124
Direct Digital Holdings, Inc., Class A
(b)
..... 6,181 20,026
Emerald Holding, Inc.
(a)(b)
.............. 48,701 181,168
Entravision Communications Corp., Class A . 129,344 782,531
Fluent, Inc.
(a)(b)
..................... 96,882 79,443
Gambling.com Group Ltd.
(a)(b)
........... 19,323 191,491
Gannett Co., Inc.
(b)
.................. 313,575 586,385
Harte Hanks, Inc.
(b)
.................. 10,186 95,850
Innovid Corp.
(b)
.................... 170,768 240,783
Lee Enterprises, Inc.
(b)
............... 11,854 147,582
Marchex, Inc., Class B
(b)
.............. 45,034 81,962
National CineMedia, Inc. .............. 138,361 18,277
Quotient Technology, Inc.
(b)
............ 197,288 647,105
Saga Communications, Inc., Class A ...... 8,433 187,466
Salem Media Group, Inc., Class A
(b)
...... 28,458 31,019
Stran & Co., Inc.
(a)(b)
................. 19,225 33,451
Thryv Holdings, Inc.
(b)
................ 55,340 1,276,140
Townsquare Media, Inc., Class A ........ 24,987 199,896
Treasure Global, Inc.
(a)(b)
.............. 7,349 12,273
Urban One, Inc., Class A
(a)(b)
........... 17,694 133,590
Urban One, Inc., Class D, NVS
(b)
........ 23,538 129,459
8,506,128
Metals & Mining — 1.9%
5E Advanced Materials, Inc.
(a)(b)
......... 84,924 460,288
Ampco-Pittsburgh Corp.
(b)
............. 31,760 77,812
Ascent Industries Co.
(b)
............... 15,930 145,600
Caledonia Mining Corp. plc ............ 31,870 484,424
Dakota Gold Corp.
(b)
................. 113,355 410,345
Friedman Industries, Inc. .............. 15,594 176,836
Gatos Silver, Inc.
(a)(b)
................. 100,314 655,050
Gold Resource Corp. ................ 196,334 206,151
Haynes International, Inc. ............. 26,929 1,348,874
Hycroft Mining Holding Corp., Class A
(a)(b)
... 322,615 139,499
Idaho Strategic Resources, Inc.
(a)(b)
....... 22,356 108,874
Ivanhoe Electric, Inc.
(b)
............... 100,914 1,226,105
Olympic Steel, Inc. .................. 20,847 1,088,422
Perpetua Resources Corp.
(a)(b)
.......... 70,390 313,235
Piedmont Lithium, Inc.
(a)(b)
............. 37,811 2,270,550
PolyMet Mining Corp.
(b)
............... 63,258 136,005
Ramaco Resources, Inc. .............. 48,815 430,060
Ryerson Holding Corp. ............... 42,307 1,539,129
Schnitzer Steel Industries, Inc., Class A .... 55,669 1,731,306
SunCoke Energy, Inc. ................ 181,471 1,629,609

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
TimkenSteel Corp.
(b)
................. 96,350 $ 1,767,059
Tredegar Corp. .................... 59,195 540,450
Universal Stainless & Alloy Products, Inc.
(a)(b)
18,262 170,750
US Gold Corp.
(a)(b)
.................. 15,517 86,585
17,143,018
Mortgage Real Estate Investment Trusts (REITs) — 1.5%
ACRES Commercial Realty Corp.
(a)(b)
..... 17,941 174,387
AFC Gamma, Inc. .................. 36,013 437,918
AG Mortgage Investment Trust, Inc. ...... 45,951 264,218
Angel Oak Mortgage REIT, Inc. ......... 26,628 194,384
Ares Commercial Real Estate Corp. ...... 111,784 1,016,117
Arlington Asset Investment Corp., Class A
(b)
. 59,125 169,097
ARMOUR Residential REIT, Inc. ......... 353,184 1,854,216
Cherry Hill Mortgage Investment Corp.
(a)
... 46,783 258,242
Chicago Atlantic Real Estate Finance, Inc. .. 11,788 159,256
Dynex Capital, Inc. .................. 114,870 1,392,224
Ellington Financial, Inc. ............... 138,077 1,685,920
Ellington Residential Mortgage REIT ...... 28,632 209,014
Franklin BSP Realty Trust, Inc. .......... 180,677 2,155,477
Granite Point Mortgage Trust, Inc. ....... 113,379 562,360
Great Ajax Corp. ................... 47,476 312,392
Invesco Mortgage Capital, Inc. .......... 77,948 864,443
Lument Finance Trust, Inc. ............ 68,334 138,035
Manhattan Bridge Capital, Inc. .......... 19,487 100,943
Nexpoint Real Estate Finance, Inc. ....... 17,491 274,084
Orchid Island Capital, Inc. ............. 81,425 873,690
Sachem Capital Corp. ................ 81,814 304,348
Western Asset Mortgage Capital Corp. .... 12,891 117,695
13,518,460
Multi-Utilities — 0.2%
Unitil Corp. ....................... 34,520 1,969,021
Office REITs — 0.3%
City Office REIT, Inc. ................ 84,301 581,677
Creative Media & Community Trust Corp. ... 30,332 123,451
Franklin Street Properties Corp. ......... 213,077 334,531
Orion Office REIT, Inc. ............... 124,255 832,509
Postal Realty Trust, Inc., Class A ........ 38,864 591,510
2,463,678
Oil, Gas & Consumable Fuels — 4.3%
Adams Resources & Energy, Inc. ........ 2,951 113,377
Aemetis, Inc.
(a)(b)
................... 63,940 148,341
Alto Ingredients, Inc.
(b)
............... 158,296 237,444
American Resources Corp., Class A
(a)(b)
.... 120,111 180,166
Amplify Energy Corp.
(a)(b)
.............. 77,672 533,607
Ardmore Shipping Corp. .............. 90,294 1,342,672
Battalion Oil Corp.
(b)
................. 5,528 36,319
Berry Corp. ....................... 165,907 1,302,370
BitNile Metaverse, Inc.
(a)(b)
............. 52,000 6,094
Centrus Energy Corp., Class A
(a)(b)
....... 21,693 698,515
Comstock, Inc.
(b)
................... 132,773 44,758
Dorian LPG Ltd. .................... 66,877 1,333,527
Empire Petroleum Corp.
(b)
............. 22,190 275,378
Energy Fuels, Inc.
(a)(b)
................ 339,765 1,895,889
Epsilon Energy Ltd. ................. 30,407 162,373
Evolution Petroleum Corp. ............. 67,428 425,471
Gevo, Inc.
(a)(b)
..................... 428,615 660,067
Hallador Energy Co.
(a)(b)
............... 47,335 435,009
Houston American Energy Corp.
(b)
....... 20,058 51,950
International Seaways, Inc. ............ 105,787 4,409,202
Lightbridge Corp.
(a)(b)
................. 23,043 94,015
Mexco Energy Corp.
(b)
............... 2,174 24,746
NACCO Industries, Inc., Class A ......... 8,738 315,180
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
NextDecade Corp.
(a)(b)
................ 79,716 $ 396,188
Nordic American Tankers Ltd. .......... 447,002 1,770,128
Overseas Shipholding Group, Inc., Class A
(a)(b)
141,218 550,750
Par Pacific Holdings, Inc.
(b)
............ 106,484 3,109,333
PEDEVCO Corp.
(a)(b)
................. 57,327 60,767
PHX Minerals, Inc., Class A ............ 72,430 189,767
PrimeEnergy Resources Corp.
(b)
......... 1,792 150,707
REX American Resources Corp.
(b)
....... 33,778 965,713
Riley Exploration Permian, Inc. .......... 23,415 891,175
Ring Energy, Inc.
(a)(b)
................. 205,277 390,026
SandRidge Energy, Inc.
(b)
............. 64,685 932,111
SilverBow Resources, Inc.
(a)(b)
.......... 25,549 583,795
Sitio Royalties Corp., Class A ........... 154,568 3,493,237
Stabilis Solutions, Inc.
(a)(b)
............. 7,297 26,926
Teekay Corp.
(b)
.................... 151,415 935,745
Teekay Tankers Ltd., Class A
(b)
.......... 49,781 2,137,098
Uranium Energy Corp.
(a)(b)
............. 777,922 2,240,415
Ur-Energy, Inc.
(a)(b)
.................. 456,004 483,364
US Energy Corp. ................... 10,372 18,255
VAALCO Energy, Inc. ................ 231,395 1,048,219
Vertex Energy, Inc.
(a)(b)
............... 117,476 1,160,663
Vital Energy, Inc.
(a)(b)
................. 36,114 1,644,632
W&T Offshore, Inc.
(b)
................ 205,874 1,045,840
38,951,324
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(b)
............. 36,322 1,213,881
Glatfelter Corp. .................... 95,256 303,867
1,517,748
Passenger Airlines — 0.1%
(b)
Blade Air Mobility, Inc., Class A
(a)
........ 122,118 412,759
Mesa Air Group, Inc. ................. 73,358 173,858
Wheels Up Experience, Inc., Class A ...... 344,982 218,305
804,922
Personal Care Products — 0.2%
Honest Co., Inc. (The)
(b)
.............. 144,817 260,671
LifeMD, Inc.
(a)(b)
.................... 45,121 76,706
Lifevantage Corp. .................. 27,753 99,633
Mannatech, Inc. .................... 2,303 38,575
Natural Alternatives International, Inc.
(a)(b)
... 10,744 99,167
Natural Health Trends Corp. ........... 14,935 73,779
Nature's Sunshine Products, Inc.
(b)
....... 29,649 302,717
Thorne HealthTech, Inc.
(b)
............. 30,497 140,896
United-Guardian, Inc. ................ 7,083 65,801
Upexi, Inc.
(b)
...................... 16,144 65,383
Veru, Inc.
(a)(b)
...................... 144,607 167,744
Zivo Bioscience, Inc.
(a)(b)
.............. 14,648 44,823
1,435,895
Pharmaceuticals — 4.4%
Acer Therapeutics, Inc.
(a)(b)
............. 24,268 18,407
Aclaris Therapeutics, Inc.
(b)
............ 140,668 1,138,004
Adial Pharmaceuticals, Inc.
(b)
........... 32,539 11,389
Alimera Sciences, Inc.
(b)
.............. 12,485 25,844
Amylyx Pharmaceuticals, Inc.
(b)
......... 109,506 3,212,906
AN2 Therapeutics, Inc.
(a)(b)
............. 23,853 235,429
Anebulo Pharmaceuticals, Inc.
(a)(b)
........ 6,931 20,516
Angion Biomedica Corp.
(a)(b)
............ 51,039 29,603
ANI Pharmaceuticals, Inc.
(b)
............ 27,751 1,102,270
Aquestive Therapeutics, Inc.
(a)(b)
......... 59,904 68,291
Assertio Holdings, Inc.
(a)(b)
............. 104,329 664,576
Atea Pharmaceuticals, Inc.
(b)
........... 166,140 556,569
Athira Pharma, Inc.
(a)(b)
............... 72,917 182,293
Biofrontera, Inc.
(a)(b)
................. 37,929 23,141

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Cara Therapeutics, Inc.
(b)
............. 97,537 $ 478,907
Citius Pharmaceuticals, Inc.
(a)(b)
......... 266,278 311,545
Clearside Biomedical, Inc.
(b)
............ 122,085 126,968
Clever Leaves Holdings, Inc.
(b)
.......... 76,883 29,362
Cognition Therapeutics, Inc.
(a)(b)
......... 32,192 63,740
Collegium Pharmaceutical, Inc.
(b)
........ 73,202 1,756,116
CorMedix, Inc.
(a)(b)
.................. 88,891 368,009
Cumberland Pharmaceuticals, Inc.
(b)
...... 19,688 38,392
Cymabay Therapeutics, Inc.
(a)(b)
......... 211,135 1,841,097
Dare Bioscience, Inc.
(b)
............... 185,808 193,240
DICE Therapeutics, Inc.
(a)(b)
............ 77,064 2,207,884
Edgewise Therapeutics, Inc.
(b)
.......... 82,531 550,482
Enliven Therapeutics, Inc.
(b)
............ 7,594 166,309
Esperion Therapeutics, Inc.
(a)(b)
.......... 160,560 255,290
Eton Pharmaceuticals, Inc.
(a)(b)
.......... 44,361 170,790
Evolus, Inc.
(a)(b)
.................... 77,108 652,334
Eyenovia, Inc.
(a)(b)
................... 57,763 203,903
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 56,212 165,263
Fulcrum Therapeutics, Inc.
(b)
........... 112,331 320,143
Harrow Health, Inc.
(b)
................ 50,086 1,059,820
Hepion Pharmaceuticals, Inc.
(a)(b)
........ 162,526 126,201
Ikena Oncology, Inc.
(a)(b)
.............. 52,061 179,610
Journey Medical Corp.
(a)(b)
............. 8,046 12,632
Landos Biopharma, Inc.
(a)(b)
............ 32,394 9,653
Lipocine, Inc.
(a)(b)
................... 181,952 57,879
Liquidia Corp.
(a)(b)
................... 103,913 718,039
Longboard Pharmaceuticals, Inc.
(b)
....... 27,079 106,420
Lyra Therapeutics, Inc.
(b)
.............. 36,277 75,093
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 105,187 725,790
MediWound Ltd.
(b)
.................. 6,376 84,928
MyMD Pharmaceuticals, Inc.
(a)(b)
......... 84,534 145,398
Novan, Inc.
(b)
...................... 41,291 53,678
NRX Pharmaceuticals, Inc.
(b)
........... 77,884 51,333
Nutriband, Inc.
(a)(b)
.................. 10,997 36,400
Ocular Therapeutix, Inc.
(a)(b)
............ 167,778 884,190
Ocuphire Pharma, Inc.
(b)
.............. 45,153 169,324
Omeros Corp.
(a)(b)
................... 131,217 610,159
Optinose, Inc.
(b)
.................... 162,469 313,565
Oramed Pharmaceuticals, Inc.
(a)(b)
........ 83,182 181,337
Paratek Pharmaceuticals, Inc.
(a)(b)
........ 113,337 287,876
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 53,866 384,603
Phibro Animal Health Corp., Class A ...... 44,503 681,786
Pliant Therapeutics, Inc.
(a)(b)
............ 83,763 2,228,096
PLx Pharma, Inc.
(a)(b)
................. 55,383 7,205
Processa Pharmaceuticals, Inc.
(a)(b)
....... 27,006 14,310
ProPhase Labs, Inc. ................. 29,654 225,963
Provention Bio, Inc.
(b)
................ 136,982 3,301,266
Rain Oncology, Inc.
(a)(b)
............... 16,794 146,780
Relmada Therapeutics, Inc.
(a)(b)
.......... 59,273 133,957
RVL Pharmaceuticals plc
(a)(b)
........... 97,491 111,140
Satsuma Pharmaceuticals, Inc.
(b)
........ 44,886 31,353
Scilex Holding Co.(Acquired 01/06/23, cost
$1,421,381)
(a)(b)(c)
................. 135,628 1,099,483
scPharmaceuticals, Inc.
(a)(b)
............ 45,526 412,921
SCYNEXIS, Inc.
(a)(b)
................. 70,123 210,369
SIGA Technologies, Inc. .............. 102,565 589,749
Societal CDMO, Inc.
(a)(b)
.............. 170,872 203,338
Tarsus Pharmaceuticals, Inc.
(b)
.......... 39,706 499,104
Terns Pharmaceuticals, Inc.
(a)(b)
......... 58,431 691,823
TFF Pharmaceuticals, Inc.
(b)
............ 53,547 36,696
Theravance Biopharma, Inc.
(b)
.......... 142,187 1,542,729
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 37,228 330,585
Third Harmonic Bio, Inc.
(a)(b)
............ 27,168 111,932
Trevi Therapeutics, Inc.
(a)(b)
............ 67,825 125,476
Ventyx Biosciences, Inc.
(b)
............. 54,297 1,818,950
Security
Shares
Shares Value
Pharmaceuticals (continued)
Verrica Pharmaceuticals, Inc.
(a)(b)
........ 41,461 $ 269,497
WaVe Life Sciences Ltd.
(a)(b)
............ 143,467 621,212
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 289,033 471,124
Zevra Therapeutics, Inc.
(a)(b)
............ 74,484 409,662
Zynerba Pharmaceuticals, Inc.
(b)
......... 90,653 38,981
39,828,427
Professional Services — 1.5%
Atlas Technical Consultants, Inc.
(b)
....... 41,452 505,300
Barrett Business Services, Inc. .......... 14,905 1,321,179
BGSF, Inc. ....................... 20,961 223,235
BlackSky Technology, Inc., Class A
(a)(b)
..... 181,756 272,634
CRA International, Inc. ............... 15,125 1,630,777
DLH Holdings Corp.
(b)
................ 20,038 229,836
Forrester Research, Inc.
(b)
............. 24,631 796,813
Franklin Covey Co.
(b)
................ 26,482 1,018,762
Heidrick & Struggles International, Inc. .... 42,555 1,291,970
HireQuest, Inc.
(a)
................... 11,518 248,443
Hudson Global, Inc.
(b)
................ 5,631 125,628
IBEX Holdings Ltd.
(b)
................. 19,347 472,067
Innodata, Inc.
(b)
.................... 53,533 457,172
Kelly Services, Inc., Class A, NVS ....... 73,313 1,216,263
Mastech Digital, Inc.
(a)(b)
............... 8,494 104,688
Mistras Group, Inc.
(b)
................ 43,844 297,262
RCM Technologies, Inc.
(a)(b)
............ 15,469 178,822
Red Violet, Inc.
(b)
................... 21,081 371,026
Resources Connection, Inc. ............ 69,883 1,192,204
Skillsoft Corp., Class A
(b)
.............. 175,295 350,590
Spire Global, Inc., Class A
(a)(b)
.......... 274,128 183,117
StarTek, Inc.
(b)
..................... 35,484 146,549
Steel Connect, Inc.
(b)
................ 80,703 92,001
Where Food Comes From, Inc.
(b)
........ 5,783 76,914
Willdan Group, Inc.
(a)(b)
............... 24,984 390,250
13,193,502
Real Estate Management & Development — 0.5%
Altisource Portfolio Solutions SA
(a)(b)
...... 11,620 53,452
American Realty Investors, Inc.
(b)
........ 3,167 83,355
AMREP Corp.
(a)(b)
................... 5,740 80,303
Comstock Holding Cos., Inc., Class A
(a)(b)
... 5,134 25,978
Doma Holdings, Inc.
(a)(b)
............... 301,908 123,028
Douglas Elliman, Inc. ................ 164,597 511,897
Fathom Holdings, Inc.
(a)(b)
............. 18,894 80,299
Forestar Group, Inc.
(a)(b)
............... 39,853 620,113
FRP Holdings, Inc.
(b)
................. 14,591 844,527
InterGroup Corp. (The)
(b)
.............. 893 40,167
JW Mays, Inc.
(b)
.................... 964 43,766
LuxUrban Hotels, Inc.
(a)(b)
.............. 6,654 18,298
Maui Land & Pineapple Co., Inc.
(a)(b)
...... 15,465 184,961
Rafael Holdings, Inc., Class B
(a)(b)
........ 28,952 44,876
RE/MAX Holdings, Inc., Class A ......... 38,387 720,140
Stratus Properties, Inc. ............... 12,484 249,680
Tejon Ranch Co.
(b)
.................. 44,950 821,237
Transcontinental Realty Investors, Inc.
(b)
... 2,647 112,206
Trinity Place Holdings, Inc.
(a)(b)
.......... 42,192 20,252
4,678,535
Residential REITs — 0.3%
Bluerock Homes Trust, Inc., Class A
(a)(b)
.... 8,564 169,739
BRT Apartments Corp. ............... 26,292 518,478
Clipper Realty, Inc. .................. 25,737 147,730
UMH Properties, Inc. ................ 114,891 1,699,238
2,535,185

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs — 0.6%
CBL & Associates Properties, Inc.
(a)
....... 57,841 $ 1,483,043
NETSTREIT Corp. .................. 120,011 2,193,801
Urstadt Biddle Properties, Inc., Class A .... 62,185 1,092,591
Whitestone REIT ................... 101,847 936,992
5,706,427
Semiconductors & Semiconductor Equipment — 3.0%
ACM Research, Inc., Class A
(b)
.......... 104,149 1,218,543
Aehr Test Systems
(b)
................. 54,891 1,702,719
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 47,954 1,292,360
Amtech Systems, Inc.
(b)
............... 24,827 236,850
Atomera, Inc.
(a)(b)
................... 44,909 286,070
AXT, Inc.
(a)(b)
...................... 89,353 355,625
CEVA, Inc.
(b)
...................... 49,634 1,510,363
CVD Equipment Corp.
(a)(b)
............. 13,707 182,303
Everspin Technologies, Inc.
(b)
........... 41,377 281,777
GSI Technology, Inc.
(a)(b)
.............. 39,653 68,203
Ichor Holdings Ltd.
(a)(b)
................ 61,088 2,000,021
Impinj, Inc.
(a)(b)
..................... 46,623 6,318,349
indie Semiconductor, Inc., Class A
(a)(b)
..... 232,497 2,452,843
inTEST Corp.
(b)
.................... 23,422 485,772
Kopin Corp.
(a)(b)
.................... 190,779 207,949
NVE Corp. ....................... 10,358 859,611
PDF Solutions, Inc.
(b)
................ 65,481 2,776,394
Peraso, Inc.
(a)(b)
.................... 27,565 15,034
Photronics, Inc.
(b)
................... 130,512 2,163,889
Pixelworks, Inc.
(a)(b)
.................. 118,070 174,744
QuickLogic Corp.
(a)(b)
................. 26,068 155,365
Rigetti Computing, Inc.
(a)(b)
............. 169,338 122,499
SkyWater Technology, Inc.
(b)
........... 25,219 286,992
SMART Global Holdings, Inc.
(a)(b)
........ 106,227 1,831,354
Transphorm, Inc.
(b)
.................. 49,030 195,630
27,181,259
Software — 2.7%
A10 Networks, Inc. .................. 139,024 2,153,482
Agilysys, Inc.
(b)
.................... 43,148 3,560,141
American Software, Inc., Class A ........ 68,451 863,167
Applied Digital Corp.
(a)(b)
.............. 149,130 334,051
Arteris, Inc.
(b)
...................... 39,136 165,545
Asure Software, Inc.
(b)
................ 40,709 590,281
AudioEye, Inc.
(a)(b)
.................. 16,192 114,963
authID, Inc.
(b)
...................... 48,156 21,670
AvePoint, Inc., Class A
(a)(b)
............. 284,743 1,173,141
Aware, Inc.
(a)(b)
..................... 30,817 52,389
Bit Digital, Inc.
(a)(b)
................... 176,203 271,353
Blackboxstocks, Inc.
(b)
................ 17,879 13,767
Blend Labs, Inc., Class A
(a)(b)
........... 416,925 415,341
BTCS, Inc.
(b)
...................... 12,977 17,778
Cipher Mining, Inc.
(a)(b)
................ 84,490 196,862
Cleanspark, Inc.
(b)
.................. 158,702 441,192
CoreCard Corp.
(a)(b)
................. 15,437 465,117
Couchbase, Inc.
(b)
.................. 61,604 866,152
CYNGN, Inc.
(a)(b)
................... 15,731 19,506
DatChat, Inc.
(b)
.................... 34,962 19,963
Digimarc Corp.
(a)(b)
.................. 29,652 582,662
eGain Corp.
(b)
..................... 45,938 348,669
Greenidge Generation Holdings, Inc.
(a)(b)
... 25,859 11,688
GSE Systems, Inc.
(a)(b)
............... 43,500 30,233
Intellicheck, Inc.
(a)(b)
................. 38,291 95,727
Intrusion, Inc.
(a)(b)
................... 39,874 47,051
IronNet, Inc.
(a)(b)
.................... 138,162 48,578
Issuer Direct Corp.
(a)(b)
................ 5,769 121,293
Kaleyra, Inc.
(a)(b)
.................... 20,337 33,556
Kaltura, Inc.
(a)(b)
.................... 153,311 294,357
Security
Shares
Shares Value
Software (continued)
Latch, Inc.
(a)(b)
..................... 240,346 $ 183,168
LiveVox Holdings, Inc., Class A
(a)(b)
....... 49,991 154,472
Marin Software, Inc.
(a)(b)
............... 31,031 28,254
Mind CTI Ltd. ..................... 36,935 73,131
Mitek Systems, Inc.
(b)
................ 91,928 881,590
NetSol Technologies, Inc.
(a)(b)
........... 23,286 61,475
NextNav, Inc.
(a)(b)
................... 147,017 298,445
ON24, Inc.
(a)(b)
..................... 91,024 797,370
OneSpan, Inc.
(a)(b)
................... 86,084 1,506,470
Park City Group, Inc.
(a)
............... 24,876 157,465
Phunware, Inc.
(a)(b)
.................. 216,027 153,379
Porch Group, Inc.
(a)(b)
................ 180,883 258,663
Quantum Computing, Inc.
(a)(b)
........... 54,552 71,463
Rekor Systems, Inc.
(a)(b)
............... 106,007 132,509
Rimini Street, Inc.
(b)
................. 108,530 447,144
SAITECH Global Corp., Class A
(a)(b)
....... 8,265 10,166
SeaChange International, Inc.
(b)
......... 101,044 36,770
ShotSpotter, Inc.
(a)(b)
................. 19,351 760,881
Smith Micro Software, Inc.
(a)(b)
.......... 111,092 128,867
SRAX, Inc., NVS
(b)
.................. 49,878 2,993
Stronghold Digital Mining, Inc., Class A
(b)
... 43,002 26,661
Synchronoss Technologies, Inc.
(a)(b)
....... 168,761 158,635
T Stamp, Inc., Class A
(b)
.............. 7,609 19,555
Telos Corp.
(b)
...................... 117,303 296,777
Terawulf, Inc.
(b)
.................... 153,070 143,549
Upland Software, Inc.
(b)
............... 65,425 281,328
Veritone, Inc.
(b)
.................... 68,775 400,958
Viant Technology, Inc., Class A
(b)
......... 31,817 138,404
VirnetX Holding Corp.
(b)
............... 138,152 180,979
Weave Communications, Inc.
(b)
......... 68,334 339,620
WM Technology, Inc., Class A
(a)(b)
........ 166,448 141,348
Yext, Inc.
(b)
....................... 244,976 2,354,219
23,996,383
Specialized REITs — 0.3%
CorEnergy Infrastructure Trust, Inc. ....... 30,823 39,454
Farmland Partners, Inc. .............. 108,450 1,160,415
Gladstone Land Corp.
(a)
.............. 70,014 1,165,733
Global Self Storage, Inc. .............. 23,174 119,114
Power REIT
(b)
..................... 5,978 22,330
2,507,046
Specialty Retail — 3.1%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 56,543 650,245
Aaron's Co., Inc. (The) ............... 65,485 632,585
aka Brands Holding Corp.
(b)
............ 26,754 14,573
America's Car-Mart, Inc.
(a)(b)
............ 12,813 1,014,918
BARK, Inc.
(a)(b)
..................... 235,856 341,991
Barnes & Noble Education, Inc.
(b)
........ 101,093 153,661
Big 5 Sporting Goods Corp.
(a)
........... 46,883 360,530
Build-A-Bear Workshop, Inc. ........... 29,051 675,145
Caleres, Inc. ...................... 74,406 1,609,402
CarParts.com, Inc.
(a)(b)
................ 109,718 585,894
Cato Corp. (The), Class A ............. 38,525 340,561
Chico's FAS, Inc.
(b)
.................. 266,001 1,463,005
Children's Place, Inc. (The)
(a)(b)
.......... 25,885 1,041,871
Citi Trends, Inc.
(b)
................... 17,485 332,565
Conn's, Inc.
(b)
..................... 28,358 171,849
Container Store Group, Inc. (The)
(b)
....... 69,821 239,486
Destination XL Group, Inc.
(b)
........... 125,509 691,555
Duluth Holdings, Inc., Class B
(b)
......... 28,843 184,018
Envela Corp.
(a)(b)
................... 16,330 106,145
Express, Inc.
(a)(b)
................... 135,782 107,037
Genesco, Inc.
(a)(b)
................... 26,353 971,899
GrowGeneration Corp.
(a)(b)
............. 123,702 423,061

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Haverty Furniture Cos., Inc. ............ 31,703 $ 1,011,643
Hibbett, Inc. ...................... 27,619 1,628,969
J Jill, Inc.
(a)(b)
...................... 8,793 228,970
JOANN, Inc.
(a)
..................... 25,307 40,238
Kirkland's, Inc.
(a)(b)
.................. 22,238 63,378
Lands' End, Inc.
(b)
.................. 33,593 326,524
Lazydays Holdings, Inc.
(a)(b)
............ 20,793 242,654
LL Flooring Holdings, Inc.
(b)
............ 62,218 236,428
Lulu's Fashion Lounge Holdings, Inc.
(a)(b)
... 37,249 88,653
MarineMax, Inc.
(b)
................... 46,754 1,344,178
OneWater Marine, Inc., Class A
(b)
........ 24,711 691,167
PARTS iD, Inc., Class A
(b)
............. 18,477 4,296
PetMed Express, Inc. ................ 43,950 713,748
Polished.com, Inc.
(a)(b)
................ 221,690 115,301
RealReal, Inc. (The)
(a)(b)
............... 192,001 241,921
Rent the Runway, Inc., Class A
(a)(b)
....... 101,187 288,383
RumbleON, Inc., Class B
(a)(b)
........... 22,856 138,507
Shift Technologies, Inc.
(a)(b)
............. 21,480 24,058
Shoe Carnival, Inc.
(a)
................ 37,005 949,178
Sportsman's Warehouse Holdings, Inc.
(a)(b)
.. 81,326 689,644
ThredUp, Inc., Class A
(a)(b)
............. 128,708 325,631
Tile Shop Holdings, Inc.
(b)
............. 67,468 316,425
Tilly's, Inc., Class A
(b)
................ 48,842 376,572
Torrid Holdings, Inc.
(b)
................ 33,071 144,190
TravelCenters of America, Inc.
(b)
......... 27,490 2,377,885
Vroom, Inc.
(a)(b)
..................... 274,638 246,817
Winmark Corp. .................... 6,128 1,963,595
Zumiez, Inc.
(a)(b)
.................... 34,070 628,251
27,559,200
Technology Hardware, Storage & Peripherals — 0.6%
AstroNova, Inc.
(a)(b)
.................. 14,242 200,670
Avid Technology, Inc.
(a)(b)
.............. 75,751 2,422,517
Boxlight Corp., Class A
(b)
.............. 150,346 57,507
CompoSecure, Inc., Class A
(b)
.......... 17,487 128,704
CPI Card Group, Inc.
(b)
............... 8,999 405,045
Diebold Nixdorf, Inc.
(a)(b)
............... 158,227 189,872
Eastman Kodak Co.
(a)(b)
............... 123,954 508,212
Immersion Corp. ................... 69,832 624,298
Intevac, Inc.
(b)
..................... 55,223 404,785
Movano, Inc.
(a)(b)
.................... 53,088 65,298
One Stop Systems, Inc.
(a)(b)
............ 32,113 79,640
Quantum Corp.
(a)(b)
.................. 156,590 180,079
TransAct Technologies, Inc.
(b)
........... 19,411 120,154
Turtle Beach Corp.
(b)
................. 34,302 343,706
5,730,487
Textiles, Apparel & Luxury Goods — 0.4%
Allbirds, Inc., Class A
(a)(b)
.............. 212,490 254,988
Charles & Colvard Ltd.
(b)
.............. 59,695 55,516
Crown Crafts, Inc. .................. 19,084 110,306
Culp, Inc. ........................ 25,986 135,127
Delta Apparel, Inc.
(a)(b)
................ 13,597 149,567
Fossil Group, Inc.
(b)
................. 101,115 323,568
Jerash Holdings US, Inc. .............. 14,299 67,491
Lakeland Industries, Inc.
(a)
............. 15,067 219,978
Movado Group, Inc. ................. 32,954 948,087
PLBY Group, Inc.
(a)(b)
................ 90,169 178,535
Rocky Brands, Inc. .................. 15,042 347,019
Superior Group of Cos., Inc. ........... 25,927 204,045
Unifi, Inc.
(a)(b)
...................... 31,139 254,406
Vera Bradley, Inc.
(b)
................. 57,944 347,085
Vince Holding Corp.
(a)(b)
............... 6,724 46,597
3,642,315
Security
Shares
Shares Value
Tobacco — 0.1%
22nd Century Group, Inc.
(a)(b)
........... 353,367 $ 271,739
Turning Point Brands, Inc. ............. 32,031 672,651
944,390
Trading Companies & Distributors — 0.9%
Alta Equipment Group, Inc., Class A ...... 45,146 715,564
BlueLinx Holdings, Inc.
(b)
.............. 19,077 1,296,473
Distribution Solutions Group, Inc.
(b)
....... 10,710 486,877
DXP Enterprises, Inc.
(b)
............... 33,076 890,406
EVI Industries, Inc.
(b)
................. 9,611 190,298
Hudson Technologies, Inc.
(b)
........... 93,921 819,930
iPower, Inc.
(a)(b)
.................... 30,798 16,588
Karat Packaging, Inc. ................ 12,167 162,186
Mega Matrix Corp.
(b)
................. 32,786 50,818
Titan Machinery, Inc.
(b)
............... 44,079 1,342,205
Transcat, Inc.
(a)(b)
................... 15,505 1,385,992
Willis Lease Finance Corp.
(b)
........... 6,165 337,719
7,695,056
Water Utilities — 0.4%
Artesian Resources Corp., Class A, NVS ... 18,023 997,753
Cadiz, Inc.
(b)
...................... 65,499 264,616
Consolidated Water Co. Ltd. ........... 32,666 536,702
Global Water Resources, Inc. ........... 29,319 364,435
Pure Cycle Corp.
(b)
.................. 42,400 400,680
York Water Co. (The) ................ 30,891 1,380,828
3,945,014
Wireless Telecommunication Services — 0.1%
FingerMotion, Inc.
(a)(b)
................ 75,837 113,755
KORE Group Holdings, Inc.
(b)
........... 89,768 109,517
Spok Holdings, Inc. ................. 39,620 401,351
SurgePays, Inc.
(a)(b)
................. 14,727 66,124
690,747
Total Common Stocks — 99.7%
(Cost: $1,094,005,464) ........................... 895,094,054
Rights
Biotechnology — 0.0%
(b)(d)
Contra Aduro Biotech I, CVR ........... 33,109 84,063
Disc Medicine, Inc., CVR
(a)
............ 44,944 —
OncoMed Pharmaceuticals, Inc., CVR ..... 60,904 14,331
Oncternal Therapeutics, Inc., CVR
(a)
...... 1,634 1,675
100,069
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(b)(d)
........ 4,194 —
Metals & Mining — 0.0%
PolyMet Mining Corp.(Expires 04/04/23, Strike
Price USD 2.11)
(b)
................ 63,258 171
Pharmaceuticals — 0.0%
Contra CVR Bioblast PH, CVR
(a)(b)
........ 37,156 11,890
Total Rights — 0.0%
(Cost: $15,237) ................................ 112,130
Total Long-Term Investments — 99.7%
(Cost: $1,094,020,701) ........................... 895,206,184

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 16.1%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(g)
............ 142,579,098 $ 142,621,872
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 1,674,220 1,674,220
Total Short-Term Securities — 16.1%
(Cost: $144,219,527) ............................. 144,296,092
Total Investments — 115.8%
(Cost: $1,238,240,228 ) ........................... 1,039,502,276
Liabilities in Excess of Other Assets — (15.8)% ........... (141,580,833)
Net Assets — 100.0% ..............................
$ 897,921,443
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,099,483, representing 0.12% of its net assets as of period end, and an original cost of $1,421,381.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 172,784,783 $ — $ (30,265,147)
(a)
$ 14,309 $ 87,927 $ 142,621,872 142,579,098 $ 4,019,343
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,230,000 444,220
(a)
— — — 1,674,220 1,674,220 32,237 1
$ 14,309 $ 87,927 $ 144,296,092 $ 4,051,580 $ 1
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 24 06/16/23 $ 2,176 $ 43,121

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Micro-Cap ETF
30
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 43,121 $ — $ — $ — $ 43,121
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (114,062) $ — $ — $ — $ (114,062)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 29,348 $ — $ — $ — $ 29,348
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,097,366
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 893,789,957 $ 1,304,097 $ — $ 895,094,054
Rights ................................................ 171 11,890 100,069 112,130
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 144,296,092 — — 144,296,092
$ 1,038,086,220 $ 1,315,987 $ 100,069 $ 1,039,502,276
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 43,121 $ — $ — $ 43,121
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
Russell 2500 ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.
(a)(b)
.............. 8,760 $ 1,969,686
BWX Technologies, Inc. .............. 11,834 746,015
Curtiss-Wright Corp. ................. 4,961 874,426
Hexcel Corp. ...................... 10,860 741,195
Howmet Aerospace, Inc.
(a)
............. 47,971 2,032,531
Huntington Ingalls Industries, Inc. ........ 5,100 1,055,802
Mercury Systems, Inc.
(b)
.............. 6,372 325,737
Spirit AeroSystems Holdings, Inc., Class A .. 13,529 467,157
Textron, Inc. ...................... 27,037 1,909,623
Woodward, Inc. .................... 7,516 731,833
10,854,005
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.
(b)
................ 13,699 691,252
Automobile Components — 0.5%
BorgWarner, Inc. ................... 30,262 1,486,167
Gentex Corp. ..................... 30,594 857,550
Lear Corp. ....................... 7,640 1,065,703
QuantumScape Corp., Class A
(a)(b)
....... 33,417 273,351
3,682,771
Automobiles — 0.2%
Harley-Davidson, Inc. ................ 17,434 661,969
Thor Industries, Inc. ................. 6,740 536,774
1,198,743
Banks — 2.1%
Bank of Hawaii Corp. ................ 5,191 270,347
Bank OZK ....................... 14,563 498,055
BOK Financial Corp. ................. 3,829 323,206
Columbia Banking System, Inc. ......... 27,020 578,768
Comerica, Inc. ..................... 16,955 736,186
Commerce Bancshares, Inc. ........... 14,826 865,097
Cullen/Frost Bankers, Inc. ............. 7,611 801,743
East West Bancorp, Inc. .............. 18,388 1,020,534
First Citizens BancShares, Inc., Class A .... 1,430 1,391,533
First Hawaiian, Inc. ................. 16,679 344,088
First Horizon Corp. .................. 68,322 1,214,765
FNB Corp. ....................... 46,398 538,217
New York Community Bancorp, Inc. ...... 87,213 788,406
PacWest Bancorp
(a)
................. 15,056 146,495
Pinnacle Financial Partners, Inc. ......... 9,720 536,155
Popular, Inc. ...................... 9,123 523,751
Prosperity Bancshares, Inc. ............ 11,434 703,420
Synovus Financial Corp. .............. 18,843 580,930
Webster Financial Corp. .............. 22,505 887,147
Western Alliance Bancorp ............. 13,719 487,573
Wintrust Financial Corp. .............. 7,800 569,010
Zions Bancorp NA .................. 19,270 576,751
14,382,177
Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
1,240 407,588
Biotechnology — 1.2%
(b)
Exact Sciences Corp.
(a)
............... 22,660 1,536,575
Exelixis, Inc. ...................... 41,460 804,739
Ionis Pharmaceuticals, Inc.
(a)
........... 18,310 654,399
Mirati Therapeutics, Inc. .............. 5,925 220,292
Natera, Inc. ....................... 12,693 704,715
Neurocrine Biosciences, Inc. ........... 12,411 1,256,241
Novavax, Inc.
(a)
.................... 11,126 77,103
Sarepta Therapeutics, Inc. ............. 10,904 1,502,898
Ultragenyx Pharmaceutical, Inc. ......... 8,743 350,594
Security
Shares
Shares Value
Biotechnology (continued)
United Therapeutics Corp. ............. 5,762 $ 1,290,458
8,398,014
Broadline Retail — 0.2%
Kohl's Corp. ...................... 14,256 335,586
Macy's, Inc. ...................... 34,934 610,996
Nordstrom, Inc. .................... 14,487 235,703
Ollie's Bargain Outlet Holdings, Inc.
(b)
..... 8,087 468,561
1,650,846
Building Products — 1.6%
Advanced Drainage Systems, Inc.
(a)
...... 8,071 679,659
Allegion plc ....................... 11,312 1,207,330
AO Smith Corp. .................... 16,226 1,122,028
Armstrong World Industries, Inc. ......... 5,861 417,538
AZEK Co., Inc. (The), Class A
(a)(b)
........ 14,349 337,775
Builders FirstSource, Inc.
(b)
............ 18,850 1,673,503
Carlisle Cos., Inc. .................. 6,664 1,506,531
Fortune Brands Innovations, Inc. ........ 16,632 976,797
Hayward Holdings, Inc.
(a)(b)
............. 8,613 100,944
Lennox International, Inc. ............. 4,148 1,042,309
Masterbrand, Inc.
(b)
................. 17,030 136,921
Owens Corning .................... 12,091 1,158,318
Trex Co., Inc.
(a)(b)
................... 14,243 693,207
11,052,860
Capital Markets — 2.3%
Affiliated Managers Group, Inc. ......... 4,873 694,013
Carlyle Group, Inc. (The) .............. 27,004 838,744
Cboe Global Markets, Inc. ............. 13,730 1,843,115
Evercore, Inc., Class A ............... 4,699 542,171
FactSet Research Systems, Inc. ......... 4,932 2,047,224
Invesco Ltd. ...................... 48,421 794,104
Janus Henderson Group plc ........... 17,773 473,473
Jefferies Financial Group, Inc. .......... 25,646 814,004
Lazard Ltd., Class A ................. 10,734 355,403
LPL Financial Holdings, Inc. ............ 10,320 2,088,768
MarketAxess Holdings, Inc. ............ 4,813 1,883,279
Morningstar, Inc. ................... 3,251 660,050
Robinhood Markets, Inc., Class A
(a)(b)
...... 74,069 719,210
SEI Investments Co. ................. 13,367 769,271
Stifel Financial Corp. ................ 13,304 786,133
Virtu Financial, Inc., Class A ............ 12,370 233,793
15,542,755
Chemicals — 1.0%
Ashland, Inc. ...................... 6,564 674,189
Axalta Coating Systems Ltd.
(b)
.......... 28,763 871,231
Chemours Co. (The) ................. 19,091 571,585
Element Solutions, Inc. ............... 29,165 563,176
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 116,318 154,703
Huntsman Corp. ................... 23,631 646,544
NewMarket Corp. ................... 753 274,830
Olin Corp. ........................ 15,806 877,233
RPM International, Inc. ............... 16,550 1,443,822
Scotts Miracle-Gro Co. (The) ........... 5,315 370,668
Valvoline, Inc. ..................... 22,267 778,009
7,225,990
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.
(b)
................ 6,611 942,464
Driven Brands Holdings, Inc.
(b)
.......... 8,004 242,601
MSA Safety, Inc. ................... 4,785 638,798
Ritchie Bros Auctioneers, Inc. .......... 9,118 513,252
Stericycle, Inc.
(b)
................... 11,937 520,573

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2500 ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc. .................... 6,808 $ 1,000,163
3,857,851
Communications Equipment — 0.6%
Ciena Corp.
(b)
..................... 19,137 1,005,075
F5, Inc.
(a)(b)
....................... 7,690 1,120,356
Juniper Networks, Inc. ............... 41,453 1,426,812
Lumentum Holdings, Inc.
(b)
............ 8,894 480,365
Viasat, Inc.
(b)
...................... 9,421 318,807
4,351,415
Construction & Engineering — 1.2%
AECOM ......................... 17,072 1,439,511
MasTec, Inc.
(b)
..................... 7,896 745,698
MDU Resources Group, Inc. ........... 26,182 798,028
Quanta Services, Inc.
(a)
............... 18,406 3,067,176
Valmont Industries, Inc. ............... 2,718 867,803
WillScot Mobile Mini Holdings Corp.
(b)
..... 26,367 1,236,085
8,154,301
Construction Materials — 0.1%
Eagle Materials, Inc. ................. 4,630 679,453
Consumer Finance — 0.3%
Credit Acceptance Corp.
(a)(b)
............ 853 371,942
OneMain Holdings, Inc. ............... 15,016 556,793
SLM Corp. ....................... 31,046 384,660
SoFi Technologies, Inc.
(a)(b)
............ 104,811 636,203
Upstart Holdings, Inc.
(a)(b)
.............. 9,619 152,846
2,102,444
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc., Class A .......... 30,206 627,681
BJ's Wholesale Club Holdings, Inc.
(b)
...... 17,304 1,316,315
Casey's General Stores, Inc. ........... 4,803 1,039,657
Grocery Outlet Holding Corp.
(b)
.......... 11,476 324,312
Performance Food Group Co.
(b)
......... 19,720 1,189,905
US Foods Holding Corp.
(b)
............. 26,258 969,970
5,467,840
Containers & Packaging — 1.5%
AptarGroup, Inc. ................... 8,491 1,003,551
Ardagh Group SA, Class A
(b)
........... 885 5,912
Ardagh Metal Packaging SA ........... 20,086 81,951
Avery Dennison Corp. ................ 10,556 1,888,785
Berry Global Group, Inc. .............. 15,756 928,028
Crown Holdings, Inc. ................ 14,921 1,234,116
Graphic Packaging Holding Co. ......... 39,648 1,010,628
Packaging Corp. of America ........... 11,793 1,637,222
Sealed Air Corp. ................... 18,893 867,378
Silgan Holdings, Inc. ................. 10,896 584,788
Sonoco Products Co. ................ 12,612 769,332
10,011,691
Distributors — 0.2%
Pool Corp. ....................... 4,927 1,687,202
Diversified Consumer Services — 0.5%
ADT, Inc. ........................ 27,768 200,763
Bright Horizons Family Solutions, Inc.
(b)
.... 7,459 574,268
Grand Canyon Education, Inc.
(b)
......... 3,975 452,753
H&R Block, Inc. .................... 19,729 695,447
Mister Car Wash, Inc.
(a)(b)
.............. 10,481 90,346
Service Corp. International ............ 19,388 1,333,507
3,347,084
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.
(a)(b)
... 31,745 $ 722,834
Electric Utilities — 0.6%
Hawaiian Electric Industries, Inc. ........ 14,100 541,440
IDACORP, Inc. .................... 6,524 706,745
NRG Energy, Inc. ................... 27,517 943,558
OGE Energy Corp. .................. 25,886 974,867
Pinnacle West Capital Corp. ........... 14,632 1,159,439
4,326,049
Electrical Equipment — 1.1%
Acuity Brands, Inc. .................. 4,135 755,589
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 32,630 341,636
Hubbell, Inc. ...................... 6,946 1,690,031
nVent Electric plc ................... 21,494 922,952
Plug Power, Inc.
(a)(b)
................. 67,038 785,685
Regal Rexnord Corp. ................ 8,445 1,188,465
Sensata Technologies Holding plc ........ 19,555 978,141
Sunrun, Inc.
(a)(b)
.................... 27,127 546,609
Vertiv Holdings Co., Class A ........... 39,593 566,576
7,775,684
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc.
(b)
.............. 7,525 939,647
Avnet, Inc. ....................... 11,789 532,863
Cognex Corp. ..................... 22,530 1,116,361
Coherent Corp.
(b)
................... 15,378 585,594
IPG Photonics Corp.
(b)
............... 4,229 521,478
Jabil, Inc. ........................ 16,864 1,486,730
Littelfuse, Inc. ..................... 3,128 838,585
National Instruments Corp. ............ 16,958 888,769
TD SYNNEX Corp. .................. 6,083 588,774
Vontier Corp. ...................... 20,385 557,326
8,056,127
Energy Equipment & Services — 0.1%
NOV, Inc. ........................ 50,739 939,179
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
67,262 336,983
Liberty Media Corp.-Liberty Formula One,
Class A
(b)
...................... 2,742 185,085
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(b)
.................. 26,020 1,947,077
Madison Square Garden Sports Corp. ..... 2,419 471,342
Playtika Holding Corp.
(a)(b)
............. 11,744 132,237
World Wrestling Entertainment, Inc., Class A
(a)
5,577 508,957
3,581,681
Financial Services — 1.0%
Affirm Holdings, Inc., Class A
(a)(b)
......... 28,673 323,145
Euronet Worldwide, Inc.
(b)
............. 6,117 684,492
Jack Henry & Associates, Inc. .......... 9,404 1,417,371
MGIC Investment Corp. .............. 37,152 498,580
Shift4 Payments, Inc., Class A
(a)(b)
........ 6,542 495,884
TFS Financial Corp. ................. 6,815 86,073
Toast, Inc., Class A
(b)
................ 33,178 588,910
UWM Holdings Corp., Class A .......... 13,241 65,013
Voya Financial, Inc. ................. 12,688 906,684
Western Union Co. (The) ............. 41,781 465,858
WEX, Inc.
(b)
....................... 5,636 1,036,404
6,568,414
Food Products — 0.9%
Darling Ingredients, Inc.
(a)(b)
............ 20,749 1,211,742
Flowers Foods, Inc. ................. 24,181 662,801
Freshpet, Inc.
(a)(b)
................... 5,917 391,646

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2500 ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Ingredion, Inc. ..................... 8,525 $ 867,248
Lamb Weston Holdings, Inc. ........... 18,681 1,952,538
Pilgrim's Pride Corp.
(b)
............... 6,065 140,587
Post Holdings, Inc.
(a)(b)
................ 6,977 627,023
Seaboard Corp. .................... 33 124,410
5,977,995
Gas Utilities — 0.2%
National Fuel Gas Co. ............... 11,370 656,504
UGI Corp. ........................ 27,244 947,001
1,603,505
Ground Transportation — 0.8%
Avis Budget Group, Inc.
(b)
............. 3,312 645,178
Hertz Global Holdings, Inc.
(a)(b)
.......... 23,627 384,884
Knight-Swift Transportation Holdings, Inc. .. 20,138 1,139,408
Landstar System, Inc. ................ 4,610 826,389
Lyft, Inc., Class A
(a)(b)
................. 42,256 391,713
RXO, Inc.
(b)
....................... 14,729 289,277
Ryder System, Inc. .................. 6,341 565,871
Schneider National, Inc., Class B ........ 7,084 189,497
U-Haul Holding Co., NVS ............. 11,677 614,633
XPO, Inc.
(b)
....................... 13,271 423,345
5,470,195
Health Care Equipment & Supplies — 1.2%
Dentsply Sirona, Inc. ................ 27,803 1,092,102
Enovis Corp.
(b)
..................... 6,589 352,446
Envista Holdings Corp.
(b)
.............. 21,098 862,486
Globus Medical, Inc., Class A
(b)
......... 10,008 566,853
ICU Medical, Inc.
(b)
.................. 2,622 432,525
Integra LifeSciences Holdings Corp.
(b)
..... 9,462 543,213
Masimo Corp.
(b)
.................... 6,156 1,136,028
Novocure Ltd.
(a)(b)
................... 13,321 801,125
Penumbra, Inc.
(b)
................... 4,618 1,286,991
QuidelOrtho Corp.
(b)
................. 6,358 566,434
Tandem Diabetes Care, Inc.
(b)
.......... 8,274 336,007
7,976,210
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.
(b)
........... 11,573 836,149
agilon health, Inc.
(a)(b)
................ 24,369 578,764
Amedisys, Inc.
(b)
................... 4,202 309,057
Chemed Corp. ..................... 1,894 1,018,499
DaVita, Inc.
(a)(b)
.................... 7,196 583,668
Encompass Health Corp. ............. 12,613 682,363
Enhabit, Inc.
(b)
..................... 6,526 90,777
Guardant Health, Inc.
(a)(b)
.............. 12,614 295,672
Henry Schein, Inc.
(b)
................. 17,530 1,429,396
Oak Street Health, Inc.
(b)
.............. 15,228 589,019
Premier, Inc., Class A ................ 15,225 492,833
Tenet Healthcare Corp.
(a)(b)
............. 13,723 815,421
Universal Health Services, Inc., Class B ... 8,043 1,022,265
8,743,883
Health Care REITs — 0.4%
Healthcare Realty Trust, Inc., Class A ..... 49,243 951,867
Medical Properties Trust, Inc. ........... 76,445 628,378
Omega Healthcare Investors, Inc. ........ 30,578 838,143
2,418,388
Health Care Technology — 0.2%
(b)
Certara, Inc. ...................... 15,088 363,772
Definitive Healthcare Corp., Class A ...... 4,437 45,834
Doximity, Inc., Class A
(a)
.............. 14,572 471,841
Security
Shares
Shares Value
Health Care Technology (continued)
Teladoc Health, Inc.
(a)
................ 20,889 $ 541,025
1,422,472
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc. ............ 91,786 1,513,551
Park Hotels & Resorts, Inc. ............ 28,847 356,549
1,870,100
Hotels, Restaurants & Leisure — 1.7%
Aramark ......................... 30,483 1,091,291
Boyd Gaming Corp. ................. 9,893 634,339
Choice Hotels International, Inc. ......... 4,174 489,151
Churchill Downs, Inc. ................ 4,604 1,183,458
Hyatt Hotels Corp., Class A
(a)(b)
.......... 6,132 685,496
Marriott Vacations Worldwide Corp. ....... 4,844 653,262
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 54,000 726,300
Penn Entertainment, Inc.
(a)(b)
........... 20,028 594,031
Planet Fitness, Inc., Class A
(b)
.......... 10,828 841,011
Six Flags Entertainment Corp.
(b)
......... 9,845 262,960
Travel + Leisure Co. ................. 10,309 404,113
Vail Resorts, Inc. ................... 5,202 1,215,603
Wendy's Co. (The) .................. 22,196 483,429
Wyndham Hotels & Resorts, Inc. ........ 11,205 760,259
Wynn Resorts Ltd.
(b)
................. 13,480 1,508,547
11,533,250
Household Durables — 0.9%
Leggett & Platt, Inc. ................. 17,306 551,715
Mohawk Industries, Inc.
(b)
............. 6,816 683,100
Newell Brands, Inc. ................. 48,941 608,826
PulteGroup, Inc. ................... 29,410 1,714,015
Tempur Sealy International, Inc. ......... 21,678 856,064
Toll Brothers, Inc. ................... 14,292 857,949
TopBuild Corp.
(b)
................... 4,129 859,410
6,131,079
Household Products — 0.1%
Reynolds Consumer Products, Inc. ....... 7,232 198,880
Spectrum Brands Holdings, Inc. ......... 5,196 344,079
542,959
Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Corp. ........... 16,554 578,562
Vistra Corp. ...................... 50,935 1,222,440
1,801,002
Industrial REITs — 0.6%
Americold Realty Trust, Inc. ............ 34,881 992,364
EastGroup Properties, Inc. ............ 5,331 881,321
First Industrial Realty Trust, Inc. ......... 17,103 909,880
Rexford Industrial Realty, Inc. .......... 25,348 1,512,008
4,295,573
Insurance — 2.4%
American Financial Group, Inc. ......... 8,446 1,026,189
Assurant, Inc. ..................... 5,116 614,278
Assured Guaranty Ltd. ............... 7,548 379,438
Axis Capital Holdings Ltd. ............. 10,190 555,559
Brighthouse Financial, Inc.
(b)
........... 8,786 387,550
Brown & Brown, Inc. ................. 30,668 1,760,957
Erie Indemnity Co., Class A, NVS ........ 3,259 754,980
Everest Re Group Ltd. ............... 5,044 1,805,853
First American Financial Corp. .......... 12,806 712,782
Globe Life, Inc. .................... 11,614 1,277,772
Hanover Insurance Group, Inc. (The) ..... 4,545 584,032
Kemper Corp. ..................... 8,344 456,083
Lincoln National Corp. ............... 22,115 496,924

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2500 ETF
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Old Republic International Corp. ......... 36,202 $ 903,964
Primerica, Inc. ..................... 4,758 819,518
Reinsurance Group of America, Inc. ...... 8,668 1,150,764
RenaissanceRe Holdings Ltd. .......... 5,578 1,117,497
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 10,791 434,230
Unum Group ...................... 25,774 1,019,619
White Mountains Insurance Group Ltd. .... 325 447,684
16,705,673
Interactive Media & Services — 0.1%
(b)
IAC, Inc. ......................... 9,992 515,587
TripAdvisor, Inc.
(a)
.................. 13,475 267,614
783,201
IT Services — 0.6%
Amdocs Ltd. ...................... 15,398 1,478,670
DXC Technology Co.
(a)(b)
.............. 29,824 762,301
Globant SA
(b)
...................... 5,277 865,481
Kyndryl Holdings, Inc.
(b)
............... 26,813 395,760
Thoughtworks Holding, Inc.
(b)
........... 11,525 84,824
Wix.com Ltd.
(b)
..................... 7,145 713,071
4,300,107
Leisure Products — 0.5%
Brunswick Corp. ................... 9,346 766,372
Mattel, Inc.
(a)(b)
..................... 45,576 839,054
Peloton Interactive, Inc., Class A
(a)(b)
...... 40,331 457,354
Polaris, Inc. ....................... 7,130 788,792
YETI Holdings, Inc.
(b)
................ 11,204 448,160
3,299,732
Life Sciences Tools & Services — 1.2%
10X Genomics, Inc., Class A
(b)
.......... 11,850 661,112
Azenta, Inc.
(b)
..................... 8,852 394,976
Bio-Techne Corp. ................... 20,167 1,496,190
Bruker Corp. ...................... 13,891 1,095,166
Charles River Laboratories International, Inc.
(b)
6,537 1,319,297
Maravai LifeSciences Holdings, Inc., Class A
(b)
14,400 201,744
QIAGEN NV
(b)
..................... 29,406 1,350,618
Repligen Corp.
(a)(b)
.................. 7,175 1,207,983
Sotera Health Co.
(b)
................. 12,986 232,579
Syneos Health, Inc., Class A
(b)
.......... 13,237 471,502
8,431,167
Machinery — 2.4%
AGCO Corp. ...................... 8,054 1,088,901
Allison Transmission Holdings, Inc. ....... 11,946 540,437
Crane Holdings Co. ................. 6,094 691,669
Donaldson Co., Inc. ................. 15,751 1,029,170
Esab Corp. ....................... 7,344 433,810
Flowserve Corp. ................... 16,991 577,694
Gates Industrial Corp. plc
(b)
............ 14,285 198,419
Graco, Inc. ....................... 21,763 1,588,917
ITT, Inc. ......................... 10,849 936,269
Lincoln Electric Holdings, Inc. .......... 7,233 1,223,100
Middleby Corp. (The)
(b)
............... 6,936 1,016,887
Nordson Corp. ..................... 7,412 1,647,391
Oshkosh Corp. .................... 8,519 708,611
Pentair plc ....................... 21,331 1,178,964
Snap-on, Inc. ..................... 6,815 1,682,555
Timken Co. (The) ................... 7,945 649,265
Toro Co. (The) ..................... 13,530 1,503,995
16,696,054
Marine Transportation — 0.1%
Kirby Corp.
(b)
...................... 7,792 543,102
Security
Shares
Shares Value
Media — 0.8%
Altice USA, Inc., Class A
(b)
............. 27,157 $ 92,877
Cable One, Inc. .................... 756 530,712
Interpublic Group of Cos., Inc. (The) ...... 50,184 1,868,852
New York Times Co. (The), Class A ....... 21,081 819,629
News Corp., Class A, NVS ............ 49,015 846,489
News Corp., Class B ................ 15,498 270,130
Nexstar Media Group, Inc. ............. 4,702 811,848
5,240,537
Metals & Mining — 1.3%
Alcoa Corp. ....................... 23,024 979,902
Cleveland-Cliffs, Inc.
(a)(b)
.............. 66,249 1,214,344
MP Materials Corp., Class A
(b)
.......... 11,789 332,332
Reliance Steel & Aluminum Co. ......... 7,569 1,943,265
Royal Gold, Inc. .................... 8,497 1,102,146
SSR Mining, Inc. ................... 26,936 407,272
Steel Dynamics, Inc. ................. 21,586 2,440,513
United States Steel Corp. ............. 29,108 759,719
9,179,493
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp. .............. 74,000 745,920
Annaly Capital Management, Inc. ........ 60,759 1,161,104
Rithm Capital Corp. ................. 56,490 451,920
Starwood Property Trust, Inc. ........... 35,775 632,860
2,991,804
Multi-Utilities — 0.2%
NiSource, Inc. ..................... 52,649 1,472,066
Office REITs — 0.3%
Cousins Properties, Inc. .............. 19,742 422,084
Douglas Emmett, Inc. ................ 22,041 271,765
Highwoods Properties, Inc. ............ 13,645 316,428
Hudson Pacific Properties, Inc. .......... 18,670 124,155
JBG SMITH Properties ............... 14,000 210,840
Kilroy Realty Corp. .................. 15,102 489,305
SL Green Realty Corp. ............... 7,921 186,302
Vornado Realty Trust ................ 22,984 353,264
2,374,143
Oil, Gas & Consumable Fuels — 1.7%
Antero Midstream Corp. .............. 43,592 457,280
Antero Resources Corp.
(b)
............. 36,916 852,391
APA Corp. ....................... 41,441 1,494,363
Chesapeake Energy Corp. ............ 15,723 1,195,577
DT Midstream, Inc. .................. 12,563 620,235
Enviva, Inc. ....................... 3,956 114,249
EQT Corp. ....................... 47,776 1,524,532
HF Sinclair Corp. ................... 17,498 846,553
New Fortress Energy, Inc., Class A ....... 7,295 214,692
Ovintiv, Inc.
(a)
...................... 31,822 1,148,138
PDC Energy, Inc. ................... 11,380 730,368
Range Resources Corp. .............. 30,569 809,161
Southwestern Energy Co.
(b)
............ 142,408 712,040
Texas Pacific Land Corp. .............. 742 1,262,157
Vitesse Energy, Inc. ................. 3,149 59,926
12,041,662
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ............... 9,217 499,654
Passenger Airlines — 0.4%
(b)
Alaska Air Group, Inc. ................ 16,225 680,801
American Airlines Group, Inc. ........... 83,760 1,235,460
Copa Holdings SA, Class A, NVS
(a)
....... 3,681 339,940

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2500 ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
JetBlue Airways Corp. ................ 41,682 $ 303,445
2,559,646
Personal Care Products — 0.1%
(b)
Coty, Inc., Class A
(a)
................. 45,856 553,023
Olaplex Holdings, Inc. ................ 16,240 69,345
622,368
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals plc
(b)
............ 7,988 1,168,884
Organon & Co. .................... 33,018 776,583
Perrigo Co. plc .................... 17,472 626,721
2,572,188
Professional Services — 1.4%
Booz Allen Hamilton Holding Corp. ....... 17,023 1,577,862
CACI International, Inc., Class A
(b)
....... 3,014 892,988
Clarivate plc
(a)(b)
.................... 61,198 574,649
Concentrix Corp. ................... 5,497 668,160
Dun & Bradstreet Holdings, Inc. ......... 32,595 382,665
FTI Consulting, Inc.
(b)
................ 4,364 861,235
Genpact Ltd. ...................... 23,130 1,069,069
KBR, Inc. ........................ 17,626 970,311
ManpowerGroup, Inc. ................ 6,540 539,746
Robert Half International, Inc. ........... 13,671 1,101,473
Science Applications International Corp. ... 7,125 765,653
9,403,811
Real Estate Management & Development — 0.4%
(b)
Howard Hughes Corp. (The) ........... 4,757 380,560
Jones Lang LaSalle, Inc. .............. 6,188 900,292
Opendoor Technologies, Inc.
(a)
.......... 62,899 110,702
WeWork, Inc., Class A
(a)
.............. 27,436 21,326
Zillow Group, Inc., Class A ............. 7,276 317,961
Zillow Group, Inc., Class C, NVS
(a)
....... 20,504 911,813
2,642,654
Residential REITs — 0.7%
American Homes 4 Rent, Class A ........ 39,905 1,255,012
Apartment Income REIT Corp. .......... 19,004 680,533
Camden Property Trust ............... 13,446 1,409,679
Equity LifeStyle Properties, Inc. ......... 23,029 1,545,937
4,891,161
Retail REITs — 0.9%
Brixmor Property Group, Inc. ........... 38,868 836,439
Federal Realty Investment Trust ......... 10,426 1,030,402
Kimco Realty Corp. ................. 78,308 1,529,355
National Retail Properties, Inc. .......... 23,456 1,035,582
Regency Centers Corp. .............. 22,222 1,359,542
Spirit Realty Capital, Inc. .............. 18,045 718,913
6,510,233
Semiconductors & Semiconductor Equipment — 1.5%
Allegro MicroSystems, Inc.
(a)(b)
.......... 8,597 412,570
Cirrus Logic, Inc.
(b)
.................. 7,091 775,614
Entegris, Inc.
(a)
.................... 19,244 1,578,200
First Solar, Inc.
(b)
................... 13,742 2,988,885
Lattice Semiconductor Corp.
(b)
.......... 17,594 1,680,227
MKS Instruments, Inc. ............... 7,433 658,712
Universal Display Corp. .............. 5,637 874,468
Wolfspeed, Inc.
(a)(b)
.................. 15,969 1,037,187
10,005,863
Software — 3.7%
Alteryx, Inc., Class A
(b)
............... 7,760 456,598
AppLovin Corp., Class A
(b)
............. 28,370 446,828
Aspen Technology, Inc.
(b)
.............. 3,500 801,045
Security
Shares
Shares Value
Software (continued)
Bentley Systems, Inc., Class B .......... 21,894 $ 941,223
BILL Holdings, Inc.
(a)(b)
................ 12,820 1,040,215
Black Knight, Inc.
(b)
.................. 19,984 1,150,279
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 22,619 202,892
Ceridian HCM Holding, Inc.
(b)
........... 17,750 1,299,655
Confluent, Inc., Class A
(b)
............. 16,100 387,527
Dolby Laboratories, Inc., Class A ........ 7,678 655,855
DoubleVerify Holdings, Inc.
(b)
........... 11,126 335,449
Dropbox, Inc., Class A
(b)
.............. 34,591 747,857
Dynatrace, Inc.
(b)
................... 28,058 1,186,853
Elastic NV
(b)
...................... 10,079 583,574
Fair Isaac Corp.
(b)
................... 3,144 2,209,257
Five9, Inc.
(b)
...................... 9,009 651,261
Gen Digital, Inc. .................... 71,165 1,221,191
Guidewire Software, Inc.
(b)
............. 10,621 871,453
Informatica, Inc., Class A
(a)(b)
........... 4,953 81,229
Jamf Holding Corp.
(b)
................ 8,821 171,304
Manhattan Associates, Inc.
(b)
........... 8,026 1,242,826
nCino, Inc.
(a)(b)
..................... 9,125 226,118
NCR Corp.
(b)
...................... 16,715 394,307
New Relic, Inc.
(b)
................... 6,945 522,889
Nutanix, Inc., Class A
(b)
............... 29,812 774,814
Paycor HCM, Inc.
(a)(b)
................ 7,874 208,819
Paylocity Holding Corp.
(a)(b)
............ 5,210 1,035,644
Pegasystems, Inc. .................. 5,403 261,938
Procore Technologies, Inc.
(a)(b)
.......... 9,253 579,515
PTC, Inc.
(b)
....................... 13,805 1,770,215
RingCentral, Inc., Class A
(b)
............ 11,046 338,781
SentinelOne, Inc., Class A
(b)
............ 24,988 408,804
Smartsheet, Inc., Class A
(b)
............ 16,489 788,174
Teradata Corp.
(a)(b)
.................. 13,233 533,025
UiPath, Inc., Class A
(a)(b)
.............. 48,921 859,053
25,386,467
Specialized REITs — 1.3%
CubeSmart ....................... 28,973 1,339,132
EPR Properties .................... 9,561 364,274
Gaming and Leisure Properties, Inc. ...... 31,548 1,642,389
Iron Mountain, Inc. .................. 37,429 1,980,368
Lamar Advertising Co., Class A ......... 11,211 1,119,867
Life Storage, Inc. ................... 10,902 1,429,143
National Storage Affiliates Trust ......... 10,983 458,870
Rayonier, Inc. ..................... 18,943 630,044
8,964,087
Specialty Retail — 1.4%
AutoNation, Inc.
(b)
................... 4,382 588,766
Carvana Co., Class A
(a)(b)
.............. 10,873 106,447
Dick's Sporting Goods, Inc. ............ 6,886 977,055
Five Below, Inc.
(b)
................... 7,076 1,457,444
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 13,377 1,313,889
GameStop Corp., Class A
(a)(b)
........... 34,807 801,257
Gap, Inc. (The) .................... 25,330 254,313
Leslie's, Inc.
(b)
..................... 22,735 250,312
Lithia Motors, Inc., Class A ............ 3,515 804,689
Penske Automotive Group, Inc. ......... 3,340 473,645
Petco Health & Wellness Co., Inc.
(a)(b)
..... 10,709 96,381
RH
(b)
........................... 2,352 572,830
Victoria's Secret & Co.
(b)
.............. 10,541 359,975
Wayfair, Inc., Class A
(a)(b)
.............. 10,192 349,993
Williams-Sonoma, Inc. ............... 8,587 1,044,694
9,451,690
Technology Hardware, Storage & Peripherals — 0.1%
Pure Storage, Inc., Class A
(b)
........... 36,969 943,079

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2500 ETF
36
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.
(b)
................ 15,886 $ 746,642
Carter's, Inc. ...................... 4,832 347,517
Columbia Sportswear Co. ............. 4,694 423,587
Deckers Outdoor Corp.
(a)(b)
............. 3,417 1,536,112
Hanesbrands, Inc. .................. 45,518 239,425
PVH Corp. ....................... 8,177 729,061
Ralph Lauren Corp., Class A ........... 5,256 613,217
Skechers USA, Inc., Class A
(b)
.......... 17,342 824,092
Tapestry, Inc. ...................... 30,617 1,319,899
Under Armour, Inc., Class A
(b)
........... 24,930 236,586
Under Armour, Inc., Class C, NVS
(b)
...... 24,532 209,258
7,225,396
Trading Companies & Distributors — 0.7%
Air Lease Corp., Class A .............. 13,567 534,133
Core & Main, Inc., Class A
(a)(b)
.......... 9,509 219,658
MSC Industrial Direct Co., Inc., Class A .... 6,031 506,604
SiteOne Landscape Supply, Inc.
(b)
........ 5,742 785,908
Univar Solutions, Inc.
(b)
............... 20,884 731,566
Watsco, Inc. ...................... 4,270 1,358,543
WESCO International, Inc. ............. 5,793 895,250
5,031,662
Water Utilities — 0.2%
Essential Utilities, Inc. ................ 30,030 1,310,810
Total Common Stocks — 56.5%
(Cost: $403,892,640) ............................. 388,582,371
Security
Shares
Shares Value
Investment Companies
iShares Russell 2000 ETF
(a)(c)
........... 1,668,582 $ 297,675,029
Total Investment Companies — 43.3%
(Cost: $320,029,454) ............................. 297,675,029
Total Long-Term Investments — 99.8%
(Cost: $723,922,094) ............................. 686,257,400
Short-Term Securities
Money Market Funds — 44.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(e)
............ 305,452,078 305,543,714
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 697,539 697,539
Total Short-Term Securities — 44.5%
(Cost: $306,244,743) ............................. 306,241,253
Total Investments — 144.3%
(Cost: $1,030,166,837 ) ........................... 992,498,653
Liabilities in Excess of Other Assets — (44.3)% ........... (304,932,847)
Net Assets — 100.0% ..............................
$ 687,565,806
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 110,837,007 $ 194,593,821
(a)
$ — $ 116,627 $ (3,741) $ 305,543,714 305,452,078 $ 906,215
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 440,000 257,539
(a)
— — — 697,539 697,539 19,129 1
iShares Russell 2000 ETF ..... 181,091,247 209,526,028 (71,020,270) 6,113,004 (28,034,980) 297,675,029 1,668,582 3,549,047 —
$ 6,229,631 $ (28,038,721) $ 603,916,282 $ 4,474,391 $ 1
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2500 ETF
Schedules of Investments
37
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 7 06/16/23 $ 635 $ 13,716
Russell 2000 Micro E-Mini Index ................................................ 5 06/16/23 45 669
S&P Midcap 400 E-Mini Index ................................................. 2 06/16/23 506 12,334
$ 26,719
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 26,719 $ — $ — $ — $ 26,719
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (62,248) $ — $ — $ — $ (62,248)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 12,974 $ — $ — $ — $ 12,974
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,176,219

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 2500 ETF
38
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 388,576,459 $ 5,912 $ — $ 388,582,371
Investment Companies .................................... 297,675,029 — — 297,675,029
Short-Term Securities
Money Market Funds ...................................... 306,241,253 — — 306,241,253
$ 992,492,741 $ 5,912 $ — $ 992,498,653
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 26,719 $ — $ — $ 26,719
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
Axon Enterprise, Inc.
(a)
............... 193,279 $ 43,458,783
BWX Technologies, Inc. .............. 262,424 16,543,209
Curtiss-Wright Corp. ................. 109,433 19,288,660
HEICO Corp.
(b)
.................... 128,413 21,963,759
HEICO Corp., Class A ................ 226,054 30,720,739
Hexcel Corp. ...................... 238,676 16,289,637
Howmet Aerospace, Inc.
(b)
............. 1,064,307 45,094,688
Huntington Ingalls Industries, Inc. ........ 112,788 23,349,372
Mercury Systems, Inc.
(a)(b)
............. 140,399 7,177,197
Spirit AeroSystems Holdings, Inc., Class A .. 299,975 10,358,137
Textron, Inc. ...................... 598,088 42,242,955
TransDigm Group, Inc. ............... 147,303 108,569,676
Woodward, Inc. .................... 165,910 16,154,657
401,211,469
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. .......... 333,294 33,119,425
Expeditors International of Washington, Inc.
(b)
454,100 50,005,492
GXO Logistics, Inc.
(a)(b)
............... 301,540 15,215,708
98,340,625
Automobile Components — 0.6%
Aptiv plc
(a)
........................ 773,999 86,834,948
BorgWarner, Inc. ................... 670,190 32,913,031
Gentex Corp. ..................... 671,826 18,831,283
Lear Corp. ....................... 168,357 23,484,118
QuantumScape Corp., Class A
(a)(b)
....... 736,937 6,028,144
168,091,524
Automobiles — 0.2%
Harley-Davidson, Inc. ................ 386,372 14,670,545
Lucid Group, Inc.
(a)(b)
................. 1,668,050 13,411,122
Rivian Automotive, Inc., Class A
(a)(b)
....... 1,485,760 22,999,565
Thor Industries, Inc. ................. 147,748 11,766,650
62,847,882
Banks — 2.2%
Bank of Hawaii Corp.
(b)
............... 113,489 5,910,507
Bank OZK ....................... 319,175 10,915,785
BOK Financial Corp. ................. 83,507 7,048,826
Citizens Financial Group, Inc. .......... 1,397,752 42,449,728
Columbia Banking System, Inc. ......... 593,543 12,713,691
Comerica, Inc. ..................... 374,568 16,263,743
Commerce Bancshares, Inc.
(b)
.......... 324,895 18,957,623
Cullen/Frost Bankers, Inc. ............. 168,016 17,698,805
East West Bancorp, Inc. .............. 405,163 22,486,547
Fifth Third Bancorp ................. 1,950,510 51,961,586
First Citizens BancShares, Inc., Class A .... 31,485 30,638,054
First Hawaiian, Inc. ................. 369,040 7,613,295
First Horizon Corp. .................. 1,513,904 26,917,213
First Republic Bank
(b)
................ 532,204 7,445,534
FNB Corp. ....................... 1,027,831 11,922,840
Huntington Bancshares, Inc. ........... 4,108,296 46,012,915
KeyCorp ......................... 2,663,949 33,352,642
M&T Bank Corp. ................... 493,549 59,013,654
New York Community Bancorp, Inc. ...... 1,925,791 17,409,151
PacWest Bancorp .................. 336,688 3,275,974
Pinnacle Financial Partners, Inc. ......... 214,554 11,834,799
Popular, Inc. ...................... 203,281 11,670,362
Prosperity Bancshares, Inc. ............ 250,060 15,383,691
Regions Financial Corp. .............. 2,675,728 49,661,512
Synovus Financial Corp. .............. 412,415 12,714,754
Webster Financial Corp. .............. 496,517 19,572,700
Western Alliance Bancorp
(b)
............ 302,737 10,759,273
Wintrust Financial Corp. .............. 171,954 12,544,044
Security
Shares
Shares Value
Banks (continued)
Zions Bancorp NA .................. 425,673 $ 12,740,393
606,889,641
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
27,434 9,017,556
Brown-Forman Corp., Class A
(b)
......... 129,354 8,432,587
Brown-Forman Corp., Class B, NVS ...... 524,806 33,729,282
Molson Coors Beverage Co., Class B
(b)
.... 499,476 25,812,919
76,992,344
Biotechnology — 2.2%
(a)
Alnylam Pharmaceuticals, Inc. .......... 351,853 70,483,193
Biogen, Inc. ...................... 411,150 114,312,035
BioMarin Pharmaceutical, Inc. .......... 528,256 51,367,613
Exact Sciences Corp.
(b)
............... 499,595 33,877,537
Exelixis, Inc. ...................... 918,881 17,835,480
Horizon Therapeutics plc .............. 635,532 69,361,963
Incyte Corp.
(b)
..................... 523,870 37,860,085
Ionis Pharmaceuticals, Inc.
(b)
........... 405,520 14,493,285
Mirati Therapeutics, Inc. .............. 128,306 4,770,417
Natera, Inc. ....................... 279,822 15,535,717
Neurocrine Biosciences, Inc. ........... 275,074 27,842,990
Novavax, Inc.
(b)
.................... 251,919 1,745,799
Sarepta Therapeutics, Inc. ............. 241,358 33,266,373
Seagen, Inc. ...................... 389,174 78,796,060
Ultragenyx Pharmaceutical, Inc.
(b)
........ 193,720 7,768,172
United Therapeutics Corp. ............. 127,574 28,571,473
607,888,192
Broadline Retail — 0.5%
eBay, Inc. ........................ 1,554,496 68,972,987
Etsy, Inc.
(a)(b)
...................... 358,388 39,899,336
Kohl's Corp. ...................... 315,753 7,432,826
Macy's, Inc. ...................... 778,906 13,623,066
Nordstrom, Inc.
(b)
................... 322,045 5,239,672
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 177,980 10,312,161
145,480,048
Building Products — 1.8%
Advanced Drainage Systems, Inc.
(b)
...... 178,848 15,060,790
Allegion plc ....................... 250,088 26,691,892
AO Smith Corp. .................... 358,066 24,760,264
Armstrong World Industries, Inc. ......... 128,957 9,186,897
AZEK Co., Inc. (The), Class A
(a)(b)
........ 322,979 7,602,926
Builders FirstSource, Inc.
(a)
............ 417,597 37,074,262
Carlisle Cos., Inc. .................. 147,705 33,391,669
Carrier Global Corp. ................. 2,397,372 109,679,769
Fortune Brands Innovations, Inc. ........ 365,785 21,482,553
Hayward Holdings, Inc.
(a)(b)
............. 187,884 2,202,001
Lennox International, Inc. ............. 91,229 22,924,023
Masco Corp. ...................... 646,945 32,166,105
Masterbrand, Inc.
(a)(b)
................ 368,220 2,960,489
Owens Corning .................... 266,303 25,511,827
Trane Technologies plc ............... 657,892 121,038,970
Trex Co., Inc.
(a)(b)
................... 317,279 15,441,969
507,176,406
Capital Markets — 4.3%
Affiliated Managers Group, Inc.
(b)
........ 107,243 15,273,548
Ameriprise Financial, Inc. ............. 301,806 92,503,539
Ares Management Corp., Class A ........ 440,189 36,729,370
Bank of New York Mellon Corp. (The) ..... 2,107,682 95,773,070
Blue Owl Capital, Inc., Class A .......... 1,212,870 13,438,600
Carlyle Group, Inc. (The) .............. 593,049 18,420,102
Cboe Global Markets, Inc. ............. 302,474 40,604,110
Coinbase Global, Inc., Class A
(a)(b)
........ 456,810 30,866,652
Evercore, Inc., Class A ............... 104,438 12,050,056

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell Mid-Cap ETF
40
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
FactSet Research Systems, Inc. ......... 108,779 $ 45,153,075
Franklin Resources, Inc. .............. 814,062 21,930,830
Interactive Brokers Group, Inc., Class A .... 265,456 21,916,047
Invesco Ltd. ...................... 1,072,353 17,586,589
Janus Henderson Group plc ........... 392,832 10,465,045
Jefferies Financial Group, Inc. .......... 566,036 17,965,983
KKR & Co., Inc. .................... 1,641,152 86,193,303
Lazard Ltd., Class A ................. 235,913 7,811,079
LPL Financial Holdings, Inc. ............ 227,871 46,121,090
MarketAxess Holdings, Inc. ............ 106,488 41,667,690
Morningstar, Inc. ................... 71,302 14,476,445
MSCI, Inc. ....................... 222,809 124,703,969
Nasdaq, Inc. ...................... 984,277 53,810,424
Northern Trust Corp. ................. 588,409 51,856,485
Raymond James Financial, Inc. ......... 557,265 51,976,107
Robinhood Markets, Inc., Class A
(a)(b)
...... 1,648,442 16,006,372
SEI Investments Co. ................. 294,733 16,961,884
State Street Corp. .................. 998,601 75,584,110
Stifel Financial Corp. ................ 292,281 17,270,884
T. Rowe Price Group, Inc. ............. 629,896 71,115,258
Tradeweb Markets, Inc., Class A ......... 307,831 24,324,806
Virtu Financial, Inc., Class A ............ 273,241 5,164,255
1,195,720,777
Chemicals — 3.2%
Albemarle Corp.
(b)
.................. 335,032 74,055,473
Ashland, Inc. ...................... 145,480 14,942,251
Axalta Coating Systems Ltd.
(a)(b)
......... 635,322 19,243,903
Celanese Corp. .................... 309,933 33,748,604
CF Industries Holdings, Inc. ............ 561,297 40,688,420
Chemours Co. (The) ................. 421,021 12,605,369
Corteva, Inc. ...................... 2,051,770 123,742,249
DuPont de Nemours, Inc. ............. 1,316,069 94,454,272
Eastman Chemical Co. ............... 343,795 28,995,670
Element Solutions, Inc. ............... 648,659 12,525,605
FMC Corp. ....................... 361,121 44,103,708
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 2,464,174 3,277,352
Huntsman Corp. ................... 520,348 14,236,721
International Flavors & Fragrances, Inc. .... 731,623 67,280,051
LyondellBasell Industries NV, Class A ..... 735,698 69,074,685
Mosaic Co. (The) ................... 974,910 44,728,871
NewMarket Corp. ................... 16,360 5,971,073
Olin Corp. ........................ 350,141 19,432,826
PPG Industries, Inc. ................. 674,652 90,120,014
RPM International, Inc. ............... 364,793 31,824,541
Scotts Miracle-Gro Co. (The) ........... 116,250 8,107,275
Valvoline, Inc. ..................... 493,216 17,232,967
Westlake Corp.
(b)
................... 95,188 11,039,904
881,431,804
Commercial Services & Supplies — 1.4%
Cintas Corp. ...................... 248,309 114,887,608
Clean Harbors, Inc.
(a)
................ 146,528 20,889,032
Copart, Inc.
(a)
..................... 1,220,300 91,778,763
Driven Brands Holdings, Inc.
(a)(b)
......... 177,565 5,381,995
MSA Safety, Inc. ................... 106,470 14,213,745
Republic Services, Inc. ............... 590,427 79,837,539
Ritchie Bros Auctioneers, Inc. .......... 202,022 11,371,818
Rollins, Inc. ....................... 666,354 25,008,266
Stericycle, Inc.
(a)
................... 261,620 11,409,248
Tetra Tech, Inc. .................... 150,893 22,167,691
396,945,705
Communications Equipment — 1.3%
Arista Networks, Inc.
(a)
............... 705,712 118,460,816
Ciena Corp.
(a)
..................... 423,012 22,216,590
Security
Shares
Shares Value
Communications Equipment (continued)
F5, Inc.
(a)
........................ 170,277 $ 24,807,656
Juniper Networks, Inc. ............... 915,925 31,526,139
Lumentum Holdings, Inc.
(a)
............ 195,512 10,559,603
Motorola Solutions, Inc. .............. 472,151 135,096,566
Ubiquiti, Inc. ...................... 11,894 3,231,481
Viasat, Inc.
(a)(b)
..................... 206,349 6,982,850
352,881,701
Construction & Engineering — 0.7%
AECOM ......................... 377,625 31,841,340
MasTec, Inc.
(a)(b)
.................... 175,419 16,566,570
MDU Resources Group, Inc. ........... 578,172 17,622,682
Quanta Services, Inc.
(b)
............... 407,329 67,877,305
Valmont Industries, Inc. ............... 59,996 19,155,523
WillScot Mobile Mini Holdings Corp.
(a)
..... 580,328 27,205,777
180,269,197
Construction Materials — 0.5%
Eagle Materials, Inc. ................. 102,695 15,070,491
Martin Marietta Materials, Inc.
(b)
......... 178,031 63,211,687
Vulcan Materials Co. ................ 380,198 65,226,769
143,508,947
Consumer Finance — 0.7%
Ally Financial, Inc. .................. 857,926 21,868,534
Credit Acceptance Corp.
(a)(b)
............ 18,944 8,260,342
Discover Financial Services ............ 763,550 75,469,282
OneMain Holdings, Inc. ............... 330,186 12,243,297
SLM Corp. ....................... 687,676 8,520,305
SoFi Technologies, Inc.
(a)(b)
............ 2,302,352 13,975,277
Synchrony Financial ................. 1,244,304 36,184,360
Upstart Holdings, Inc.
(a)(b)
.............. 205,165 3,260,072
179,781,469
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc., Class A .......... 669,262 13,907,264
BJ's Wholesale Club Holdings, Inc.
(a)
...... 384,276 29,231,875
Casey's General Stores, Inc. ........... 105,857 22,913,806
Dollar Tree, Inc.
(a)(b)
................. 597,712 85,801,558
Grocery Outlet Holding Corp.
(a)(b)
......... 257,201 7,268,500
Kroger Co. (The) ................... 1,881,474 92,888,372
Performance Food Group Co.
(a)(b)
........ 437,049 26,371,537
US Foods Holding Corp.
(a)
............. 580,450 21,441,823
299,824,735
Containers & Packaging — 1.4%
Amcor plc ........................ 4,241,692 48,270,455
AptarGroup, Inc. ................... 187,411 22,150,106
Ardagh Group SA, Class A
(a)
........... 58,704 392,143
Ardagh Metal Packaging SA ........... 423,698 1,728,688
Avery Dennison Corp. ................ 233,058 41,701,068
Ball Corp. ........................ 882,803 48,651,273
Berry Global Group, Inc. .............. 348,981 20,554,981
Crown Holdings, Inc. ................ 329,804 27,278,089
Graphic Packaging Holding Co. ......... 876,278 22,336,326
International Paper Co. ............... 1,019,131 36,749,864
Packaging Corp. of America ........... 261,942 36,365,408
Sealed Air Corp. ................... 416,541 19,123,397
Silgan Holdings, Inc. ................. 241,633 12,968,443
Sonoco Products Co. ................ 278,676 16,999,236
WestRock Co. ..................... 729,333 22,222,776
377,492,253
Distributors — 0.5%
Genuine Parts Co. .................. 397,450 66,497,360
LKQ Corp. ....................... 717,287 40,713,210

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Distributors (continued)
Pool Corp. ....................... 109,105 $ 37,361,916
144,572,486
Diversified Consumer Services — 0.3%
ADT, Inc. ........................ 604,321 4,369,241
Bright Horizons Family Solutions, Inc.
(a)(b)
... 165,083 12,709,740
Grand Canyon Education, Inc.
(a)
......... 88,893 10,124,913
H&R Block, Inc.
(b)
................... 435,451 15,349,648
Mister Car Wash, Inc.
(a)(b)
.............. 221,813 1,912,028
Service Corp. International ............ 429,840 29,564,395
74,029,965
Diversified REITs — 0.2%
WP Carey, Inc. .................... 599,652 46,443,047
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.
(a)(b)
... 700,699 15,954,916
Lumen Technologies, Inc. ............. 2,949,293 7,815,627
23,770,543
Electric Utilities — 2.8%
Alliant Energy Corp. ................. 716,271 38,248,872
Avangrid, Inc. ..................... 203,042 8,097,315
Constellation Energy Corp. ............ 937,428 73,588,098
Edison International ................. 1,076,445 75,986,253
Entergy Corp. ..................... 581,187 62,617,087
Evergy, Inc. ....................... 636,284 38,889,678
Eversource Energy ................. 988,920 77,392,879
FirstEnergy Corp. .................. 1,554,671 62,280,120
Hawaiian Electric Industries, Inc. ........ 313,456 12,036,710
IDACORP, Inc. .................... 145,064 15,714,783
NRG Energy, Inc. ................... 609,492 20,899,481
OGE Energy Corp. .................. 570,403 21,481,377
PG&E Corp.
(a)
..................... 4,726,400 76,425,888
Pinnacle West Capital Corp. ........... 322,405 25,547,372
PPL Corp. ....................... 2,109,910 58,634,399
Xcel Energy, Inc. ................... 1,564,548 105,513,117
773,353,429
Electrical Equipment — 1.4%
Acuity Brands, Inc.
(b)
................. 91,743 16,764,198
AMETEK, Inc. ..................... 659,674 95,870,423
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 722,458 7,564,135
Generac Holdings, Inc.
(a)(b)
............. 179,136 19,348,479
Hubbell, Inc. ...................... 153,156 37,264,386
nVent Electric plc ................... 473,010 20,311,049
Plug Power, Inc.
(a)(b)
................. 1,484,353 17,396,617
Regal Rexnord Corp. ................ 186,991 26,315,244
Rockwell Automation, Inc. ............. 329,566 96,711,143
Sensata Technologies Holding plc ........ 434,190 21,718,184
Sunrun, Inc.
(a)(b)
.................... 594,518 11,979,538
Vertiv Holdings Co., Class A ........... 875,681 12,530,995
383,774,391
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A ............. 1,679,363 137,237,544
Arrow Electronics, Inc.
(a)
.............. 166,711 20,817,203
Avnet, Inc. ....................... 259,555 11,731,886
CDW Corp. ....................... 388,043 75,625,700
Cognex Corp. ..................... 496,478 24,600,485
Coherent Corp.
(a)(b)
.................. 338,673 12,896,668
Corning, Inc. ...................... 2,106,367 74,312,628
IPG Photonics Corp.
(a)
............... 93,209 11,493,602
Jabil, Inc. ........................ 373,641 32,940,191
Keysight Technologies, Inc.
(a)
........... 513,117 82,858,133
Littelfuse, Inc. ..................... 69,495 18,630,914
National Instruments Corp. ............ 375,666 19,688,655
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
TD SYNNEX Corp. .................. 133,563 $ 12,927,563
Teledyne Technologies, Inc.
(a)(b)
......... 132,563 59,303,384
Trimble, Inc.
(a)(b)
.................... 706,507 37,035,097
Vontier Corp. ...................... 450,066 12,304,804
Zebra Technologies Corp., Class A
(a)
...... 147,892 47,029,656
691,434,113
Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A
(b)
........... 2,703,530 78,023,876
Halliburton Co. .................... 2,572,357 81,389,376
NOV, Inc. ........................ 1,126,028 20,842,778
180,256,030
Entertainment — 1.8%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
1,474,570 7,387,596
Electronic Arts, Inc. ................. 784,236 94,461,226
Liberty Media Corp.-Liberty Formula One,
Class A
(a)(b)
..................... 61,728 4,166,640
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)(b)
................. 574,122 42,961,549
Live Nation Entertainment, Inc.
(a)(b)
....... 448,158 31,371,060
Madison Square Garden Sports Corp. ..... 53,076 10,341,859
Playtika Holding Corp.
(a)
.............. 258,513 2,910,856
ROBLOX Corp., Class A
(a)(b)
............ 1,282,755 57,698,320
Roku, Inc., Class A
(a)(b)
............... 347,746 22,888,642
Spotify Technology SA
(a)(b)
............. 400,727 53,545,142
Take-Two Interactive Software, Inc.
(a)(b)
.... 473,057 56,435,700
Warner Bros Discovery, Inc.
(a)
.......... 6,753,937 101,984,449
World Wrestling Entertainment, Inc., Class A
(b)
124,586 11,369,718
497,522,757
Financial Services — 1.4%
Affirm Holdings, Inc., Class A
(a)(b)
......... 641,262 7,227,023
Apollo Global Management, Inc. ......... 1,387,818 87,654,585
Equitable Holdings, Inc. .............. 1,052,598 26,725,463
Euronet Worldwide, Inc.
(a)(b)
............ 136,472 15,271,217
FleetCor Technologies, Inc.
(a)(b)
.......... 206,005 43,436,154
Global Payments, Inc. ............... 749,519 78,879,380
Jack Henry & Associates, Inc. .......... 208,655 31,448,482
MGIC Investment Corp. .............. 848,821 11,391,178
Rocket Cos., Inc., Class A
(a)(b)
........... 341,850 3,097,161
Shift4 Payments, Inc., Class A
(a)(b)
........ 146,170 11,079,686
TFS Financial Corp. ................. 157,685 1,991,561
Toast, Inc., Class A
(a)(b)
............... 740,054 13,135,958
UWM Holdings Corp., Class A
(b)
......... 268,687 1,319,253
Voya Financial, Inc. ................. 281,130 20,089,550
Western Union Co. (The) ............. 956,104 10,660,560
WEX, Inc.
(a)
....................... 124,445 22,884,191
386,291,402
Food Products — 2.1%
Bunge Ltd. ....................... 396,918 37,913,607
Campbell Soup Co. ................. 554,650 30,494,657
Conagra Brands, Inc. ................ 1,350,472 50,723,728
Darling Ingredients, Inc.
(a)(b)
............ 457,884 26,740,426
Flowers Foods, Inc. ................. 538,233 14,752,967
Freshpet, Inc.
(a)(b)
................... 131,979 8,735,690
Hershey Co. (The) .................. 418,684 106,517,396
Hormel Foods Corp. ................. 822,951 32,819,286
Ingredion, Inc. ..................... 187,169 19,040,702
JM Smucker Co. (The) ............... 295,772 46,545,640
Kellogg Co. ....................... 730,867 48,938,854
Lamb Weston Holdings, Inc. ........... 413,947 43,265,741
McCormick & Co., Inc., NVS ........... 717,634 59,714,325
Pilgrim's Pride Corp.
(a)
............... 136,200 3,157,116
Post Holdings, Inc.
(a)(b)
................ 154,344 13,870,895

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell Mid-Cap ETF
42
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Seaboard Corp. .................... 725 $ 2,733,257
Tyson Foods, Inc., Class A ............ 795,753 47,204,068
593,168,355
Gas Utilities — 0.3%
Atmos Energy Corp. ................. 408,215 45,867,037
National Fuel Gas Co. ............... 251,485 14,520,744
UGI Corp. ........................ 597,740 20,777,443
81,165,224
Ground Transportation — 0.9%
Avis Budget Group, Inc.
(a)(b)
............ 72,930 14,206,764
Hertz Global Holdings, Inc.
(a)(b)
.......... 521,653 8,497,727
JB Hunt Transport Services, Inc. ........ 236,300 41,461,198
Knight-Swift Transportation Holdings, Inc. .. 447,209 25,303,085
Landstar System, Inc.
(b)
............... 101,791 18,247,055
Lyft, Inc., Class A
(a)(b)
................. 936,228 8,678,833
Old Dominion Freight Line, Inc. ......... 284,365 96,922,967
RXO, Inc.
(a)(b)
...................... 326,206 6,406,686
Ryder System, Inc. .................. 140,528 12,540,719
Schneider National, Inc., Class B ........ 153,569 4,107,971
U-Haul Holding Co. ................. 25,497 1,520,896
U-Haul Holding Co., NVS
(b)
............ 232,706 12,065,806
XPO, Inc.
(a)
....................... 297,274 9,483,040
259,442,747
Health Care Equipment & Supplies — 3.3%
Align Technology, Inc.
(a)(b)
.............. 224,616 75,053,190
Cooper Cos., Inc. (The)
(b)
............. 139,325 52,018,382
Dentsply Sirona, Inc. ................ 612,383 24,054,404
Dexcom, Inc.
(a)
.................... 1,105,262 128,409,339
Enovis Corp.
(a)(b)
.................... 147,399 7,884,372
Envista Holdings Corp.
(a)(b)
............. 466,626 19,075,671
Globus Medical, Inc., Class A
(a)
......... 221,823 12,564,055
Hologic, Inc.
(a)
..................... 696,064 56,172,365
ICU Medical, Inc.
(a)(b)
................. 57,499 9,485,035
IDEXX Laboratories, Inc.
(a)
............. 235,736 117,886,859
Insulet Corp.
(a)(b)
.................... 197,060 62,854,258
Integra LifeSciences Holdings Corp.
(a)
..... 206,430 11,851,146
Masimo Corp.
(a)(b)
................... 136,280 25,149,111
Novocure Ltd.
(a)(b)
................... 294,952 17,738,413
Penumbra, Inc.
(a)(b)
.................. 101,944 28,410,773
QuidelOrtho Corp.
(a)
................. 140,428 12,510,731
ResMed, Inc. ..................... 414,586 90,790,188
STERIS plc ....................... 285,677 54,644,297
Tandem Diabetes Care, Inc.
(a)(b)
......... 183,029 7,432,808
Teleflex, Inc.
(b)
..................... 134,328 34,026,626
Zimmer Biomet Holdings, Inc. .......... 602,206 77,805,015
925,817,038
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.
(a)
........... 256,435 18,527,429
agilon health, Inc.
(a)(b)
................ 539,827 12,820,891
Amedisys, Inc.
(a)
................... 92,056 6,770,719
AmerisourceBergen Corp. ............. 466,751 74,731,503
Cardinal Health, Inc. ................. 737,387 55,672,718
Chemed Corp. ..................... 41,791 22,473,110
DaVita, Inc.
(a)(b)
.................... 159,508 12,937,694
Encompass Health Corp. ............. 281,674 15,238,563
Enhabit, Inc.
(a)
..................... 136,880 1,904,001
Guardant Health, Inc.
(a)(b)
.............. 283,221 6,638,700
Henry Schein, Inc.
(a)
................. 388,390 31,669,321
Laboratory Corp. of America Holdings ..... 253,502 58,158,429
Molina Healthcare, Inc.
(a)
.............. 164,157 43,910,356
Oak Street Health, Inc.
(a)
.............. 335,275 12,968,437
Premier, Inc., Class A ................ 340,803 11,031,793
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc. ............... 317,745 $ 44,954,563
Tenet Healthcare Corp.
(a)(b)
............. 305,155 18,132,310
Universal Health Services, Inc., Class B
(b)
.. 177,261 22,529,873
471,070,410
Health Care REITs — 0.8%
Healthcare Realty Trust, Inc., Class A ..... 1,083,459 20,943,262
Healthpeak Properties, Inc. ............ 1,569,630 34,484,771
Medical Properties Trust, Inc.
(b)
.......... 1,696,645 13,946,422
Omega Healthcare Investors, Inc.
(b)
....... 672,604 18,436,076
Ventas, Inc. ...................... 1,142,907 49,545,018
Welltower, Inc. ..................... 1,354,411 97,097,725
234,453,274
Health Care Technology — 0.4%
(a)
Certara, Inc.
(b)
..................... 334,078 8,054,620
Definitive Healthcare Corp., Class A
(b)
..... 104,961 1,084,247
Doximity, Inc., Class A
(b)
.............. 319,091 10,332,167
Teladoc Health, Inc.
(b)
................ 458,431 11,873,363
Veeva Systems, Inc., Class A ........... 398,928 73,318,977
104,663,374
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. ............ 2,024,228 33,379,520
Park Hotels & Resorts, Inc. ............ 643,192 7,949,853
41,329,373
Hotels, Restaurants & Leisure — 3.6%
Aramark ......................... 675,434 24,180,537
Boyd Gaming Corp. ................. 220,709 14,151,861
Caesars Entertainment, Inc.
(a)
.......... 588,942 28,746,259
Carnival Corp.
(a)(b)
................... 2,803,714 28,457,697
Chipotle Mexican Grill, Inc.
(a)
........... 78,815 134,638,876
Choice Hotels International, Inc.
(b)
........ 91,759 10,753,237
Churchill Downs, Inc. ................ 101,919 26,198,279
Darden Restaurants, Inc. ............. 350,889 54,443,937
Domino's Pizza, Inc. ................. 101,231 33,393,070
DoorDash, Inc., Class A
(a)(b)
............ 715,387 45,469,998
DraftKings, Inc., Class A
(a)(b)
............ 1,010,405 19,561,441
Expedia Group, Inc.
(a)(b)
............... 421,542 40,902,220
Hilton Worldwide Holdings, Inc. ......... 752,927 106,064,827
Hyatt Hotels Corp., Class A
(a)(b)
.......... 135,239 15,118,368
Las Vegas Sands Corp.
(a)
............. 946,869 54,397,624
Marriott Vacations Worldwide Corp. ....... 106,797 14,402,644
MGM Resorts International ............ 909,569 40,403,055
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 1,196,294 16,090,154
Penn Entertainment, Inc.
(a)(b)
........... 440,905 13,077,242
Planet Fitness, Inc., Class A
(a)
.......... 239,251 18,582,625
Royal Caribbean Cruises Ltd.
(a)(b)
........ 629,911 41,133,188
Six Flags Entertainment Corp.
(a)
......... 210,542 5,623,577
Travel + Leisure Co. ................. 228,241 8,947,047
Vail Resorts, Inc. ................... 115,251 26,931,854
Wendy's Co. (The) .................. 490,437 10,681,718
Wyndham Hotels & Resorts, Inc. ........ 247,811 16,813,976
Wynn Resorts Ltd.
(a)
................. 298,449 33,399,428
Yum! Brands, Inc. .................. 808,919 106,842,022
989,406,761
Household Durables — 1.5%
DR Horton, Inc. .................... 903,301 88,243,475
Garmin Ltd. ....................... 442,235 44,630,356
Leggett & Platt, Inc.
(b)
................ 384,091 12,244,821
Lennar Corp., Class A ................ 717,904 75,458,889
Lennar Corp., Class B ............... 42,100 3,759,951
Mohawk Industries, Inc.
(a)
............. 151,080 15,141,238
Newell Brands, Inc. ................. 1,083,028 13,472,868
NVR, Inc.
(a)
....................... 8,388 46,739,530

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
PulteGroup, Inc. ................... 650,676 $ 37,921,397
Tempur Sealy International, Inc. ......... 475,930 18,794,476
Toll Brothers, Inc. ................... 316,597 19,005,318
TopBuild Corp.
(a)
................... 91,417 19,027,534
Whirlpool Corp. .................... 153,024 20,202,229
414,642,082
Household Products — 0.5%
Church & Dwight Co., Inc. ............. 697,439 61,660,582
Clorox Co. (The) ................... 352,768 55,822,008
Reynolds Consumer Products, Inc. ....... 153,860 4,231,150
Spectrum Brands Holdings, Inc. ......... 114,395 7,575,237
129,288,977
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ................... 1,912,190 46,045,535
Brookfield Renewable Corp. ........... 364,238 12,730,118
Vistra Corp. ...................... 1,121,804 26,923,296
85,698,949
Industrial REITs — 0.3%
Americold Realty Trust, Inc. ............ 766,812 21,815,801
EastGroup Properties, Inc. ............ 117,628 19,446,261
First Industrial Realty Trust, Inc. ......... 376,620 20,036,184
Rexford Industrial Realty, Inc. .......... 561,543 33,496,040
94,794,286
Insurance — 4.4%
Aflac, Inc. ........................ 1,750,018 112,911,161
Allstate Corp. (The) ................. 756,790 83,859,900
American Financial Group, Inc. ......... 193,297 23,485,585
Arch Capital Group Ltd.
(a)(b)
............ 1,013,912 68,814,207
Arthur J Gallagher & Co. .............. 596,753 114,164,816
Assurant, Inc. ..................... 152,436 18,302,991
Assured Guaranty Ltd. ............... 164,366 8,262,679
Axis Capital Holdings Ltd. ............. 224,468 12,237,995
Brighthouse Financial, Inc.
(a)(b)
.......... 195,836 8,638,326
Brown & Brown, Inc. ................. 676,452 38,841,874
Cincinnati Financial Corp. ............. 439,736 49,285,611
CNA Financial Corp. ................. 77,067 3,007,925
Erie Indemnity Co., Class A, NVS ........ 71,715 16,613,497
Everest Re Group Ltd. ............... 111,762 40,013,031
F&G Annuities & Life, Inc. ............. 51,023 924,537
Fidelity National Financial, Inc. .......... 741,113 25,887,077
First American Financial Corp. .......... 289,538 16,115,685
Globe Life, Inc. .................... 256,420 28,211,328
Hanover Insurance Group, Inc. (The) ..... 101,726 13,071,791
Hartford Financial Services Group, Inc. (The) 911,744 63,539,439
Kemper Corp. ..................... 183,630 10,037,216
Lincoln National Corp. ............... 489,491 10,998,863
Loews Corp.
(b)
..................... 558,493 32,403,764
Markel Corp.
(a)(b)
.................... 37,799 48,284,821
Old Republic International Corp. ......... 800,115 19,978,872
Primerica, Inc.
(b)
.................... 105,498 18,170,975
Principal Financial Group, Inc. .......... 692,900 51,496,328
Prudential Financial, Inc. .............. 1,054,012 87,208,953
Reinsurance Group of America, Inc. ...... 191,543 25,429,249
RenaissanceRe Holdings Ltd. .......... 123,632 24,768,435
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 234,542 9,437,970
Unum Group ...................... 565,400 22,367,224
White Mountains Insurance Group Ltd. .... 7,120 9,807,729
Willis Towers Watson plc .............. 308,181 71,615,101
WR Berkley Corp. .................. 591,032 36,797,652
1,224,992,607
Security
Shares
Shares Value
Interactive Media & Services — 0.4%
(a)(b)
IAC, Inc. ......................... 221,442 $ 11,426,407
Match Group, Inc. .................. 799,901 30,708,200
Pinterest, Inc., Class A ............... 1,706,301 46,530,828
TripAdvisor, Inc. .................... 290,312 5,765,596
ZoomInfo Technologies, Inc. ........... 789,180 19,500,638
113,931,669
IT Services — 1.8%
Akamai Technologies, Inc.
(a)
............ 442,545 34,651,274
Amdocs Ltd. ...................... 341,196 32,765,052
Cloudflare, Inc., Class A
(a)(b)
............ 810,823 49,995,346
DXC Technology Co.
(a)(b)
.............. 661,356 16,904,259
EPAM Systems, Inc.
(a)(b)
.............. 157,117 46,977,983
Gartner, Inc.
(a)(b)
.................... 220,310 71,770,389
Globant SA
(a)
...................... 116,269 19,069,279
GoDaddy, Inc., Class A
(a)(b)
............. 447,897 34,810,555
Kyndryl Holdings, Inc.
(a)
............... 587,499 8,671,485
MongoDB, Inc., Class A
(a)(b)
............ 190,203 44,340,123
Okta, Inc., Class A
(a)
................. 432,262 37,278,275
Thoughtworks Holding, Inc.
(a)(b)
.......... 266,501 1,961,447
Twilio, Inc., Class A
(a)(b)
............... 500,518 33,349,514
VeriSign, Inc.
(a)
.................... 265,606 56,130,516
Wix.com Ltd.
(a)(b)
................... 159,477 15,915,805
504,591,302
Leisure Products — 0.3%
Brunswick Corp. ................... 208,787 17,120,534
Hasbro, Inc. ...................... 376,490 20,213,748
Mattel, Inc.
(a)
...................... 1,007,275 18,543,933
Peloton Interactive, Inc., Class A
(a)(b)
...... 879,701 9,975,809
Polaris, Inc.
(b)
..................... 157,137 17,384,066
YETI Holdings, Inc.
(a)(b)
............... 247,454 9,898,160
93,136,250
Life Sciences Tools & Services — 2.7%
10X Genomics, Inc., Class A
(a)(b)
......... 265,820 14,830,098
Agilent Technologies, Inc. ............. 848,462 117,376,233
Avantor, Inc.
(a)(b)
.................... 1,749,693 36,988,510
Azenta, Inc.
(a)
..................... 196,188 8,753,909
Bio-Rad Laboratories, Inc., Class A
(a)(b)
.... 61,305 29,366,321
Bio-Techne Corp. ................... 444,596 32,984,577
Bruker Corp. ...................... 306,172 24,138,600
Charles River Laboratories International, Inc.
(a)
144,312 29,125,048
IQVIA Holdings, Inc.
(a)
................ 532,215 105,852,241
Maravai LifeSciences Holdings, Inc., Class A
(a)
316,453 4,433,507
Mettler-Toledo International, Inc.
(a)(b)
...... 62,963 96,346,612
PerkinElmer, Inc. ................... 361,570 48,182,818
QIAGEN NV
(a)(b)
.................... 649,995 29,854,270
Repligen Corp.
(a)(b)
.................. 158,321 26,654,924
Sotera Health Co.
(a)
................. 288,446 5,166,068
Syneos Health, Inc., Class A
(a)
.......... 295,981 10,542,843
Waters Corp.
(a)(b)
................... 169,084 52,353,479
West Pharmaceutical Services, Inc.
(b)
..... 211,983 73,445,750
746,395,808
Machinery — 4.3%
AGCO Corp. ...................... 177,336 23,975,827
Allison Transmission Holdings, Inc. ....... 262,957 11,896,175
Crane Holdings Co. ................. 135,415 15,369,603
Cummins, Inc. ..................... 403,517 96,392,141
Donaldson Co., Inc. ................. 347,672 22,716,888
Dover Corp. ...................... 400,988 60,926,117
Esab Corp. ....................... 162,764 9,614,469
Flowserve Corp. ................... 372,591 12,668,094
Fortive Corp. ...................... 1,016,723 69,310,007
Gates Industrial Corp. plc
(a)(b)
........... 319,974 4,444,439

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell Mid-Cap ETF
44
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Graco, Inc. ....................... 480,126 $ 35,053,999
IDEX Corp. ....................... 217,820 50,322,955
Ingersoll Rand, Inc. ................. 1,166,480 67,865,806
ITT, Inc. ......................... 238,592 20,590,490
Lincoln Electric Holdings, Inc. .......... 160,061 27,066,315
Middleby Corp. (The)
(a)
............... 153,309 22,476,633
Nordson Corp. ..................... 164,051 36,461,975
Oshkosh Corp. .................... 188,320 15,664,458
Otis Worldwide Corp. ................ 1,196,116 100,952,190
PACCAR, Inc. ..................... 1,468,015 107,458,698
Parker-Hannifin Corp. ................ 367,042 123,366,487
Pentair plc ....................... 470,378 25,997,792
Snap-on, Inc. ..................... 150,326 37,113,986
Stanley Black & Decker, Inc. ........... 423,199 34,101,375
Timken Co. (The) ................... 174,731 14,279,017
Toro Co. (The) ..................... 298,444 33,175,035
Westinghouse Air Brake Technologies Corp. . 518,189 52,368,180
Xylem, Inc. ....................... 512,767 53,686,705
1,185,315,856
Marine Transportation — 0.0%
Kirby Corp.
(a)
...................... 170,675 11,896,047
Media — 1.4%
Altice USA, Inc., Class A
(a)
............. 611,309 2,090,677
Cable One, Inc. .................... 16,634 11,677,068
DISH Network Corp., Class A
(a)(b)
........ 713,508 6,657,030
Fox Corp., Class A, NVS .............. 837,833 28,528,213
Fox Corp., Class B .................. 399,061 12,494,600
Interpublic Group of Cos., Inc. (The) ...... 1,113,119 41,452,552
Liberty Broadband Corp., Class A
(a)(b)
...... 49,084 4,030,778
Liberty Broadband Corp., Class C, NVS
(a)(b)
. 342,649 27,994,423
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
214,452 6,023,957
Liberty Media Corp.-Liberty SiriusXM, Class C,
NVS
(a)
........................ 442,642 12,389,549
New York Times Co. (The), Class A ....... 466,237 18,127,294
News Corp., Class A, NVS ............ 1,092,331 18,864,556
News Corp., Class B ................ 342,390 5,967,858
Nexstar Media Group, Inc. ............. 103,465 17,864,267
Omnicom Group, Inc. ................ 573,630 54,116,254
Paramount Global, Class A
(b)
........... 30,910 798,715
Paramount Global, Class B, NVS ........ 1,650,820 36,829,794
Sirius XM Holdings, Inc.
(b)
............. 2,015,270 8,000,622
Trade Desk, Inc. (The), Class A
(a)(b)
....... 1,256,304 76,521,477
390,429,684
Metals & Mining — 1.1%
Alcoa Corp. ....................... 509,078 21,666,360
Cleveland-Cliffs, Inc.
(a)(b)
.............. 1,461,827 26,795,289
MP Materials Corp., Class A
(a)(b)
......... 259,897 7,326,496
Nucor Corp. ...................... 735,458 113,606,197
Reliance Steel & Aluminum Co. ......... 167,585 43,025,773
Royal Gold, Inc. .................... 187,540 24,325,813
SSR Mining, Inc. ................... 588,049 8,891,301
Steel Dynamics, Inc. ................. 476,542 53,877,839
United States Steel Corp. ............. 644,837 16,830,246
316,345,314
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp. .............. 1,628,485 16,415,129
Annaly Capital Management, Inc. ........ 1,343,329 25,671,017
Rithm Capital Corp. ................. 1,238,876 9,911,008
Starwood Property Trust, Inc. ........... 841,776 14,891,017
66,888,171
Security
Shares
Shares Value
Multi-Utilities — 1.9%
Ameren Corp. ..................... 739,220 $ 63,861,216
CenterPoint Energy, Inc. .............. 1,805,975 53,204,024
CMS Energy Corp. .................. 829,859 50,936,745
Consolidated Edison, Inc. ............. 1,016,096 97,209,904
DTE Energy Co. ................... 552,310 60,500,037
NiSource, Inc. ..................... 1,166,701 32,620,960
Public Service Enterprise Group, Inc. ..... 1,428,988 89,240,301
WEC Energy Group, Inc. .............. 903,554 85,647,884
533,221,071
Office REITs — 0.5%
Alexandria Real Estate Equities, Inc. ...... 491,807 61,766,041
Boston Properties, Inc. ............... 448,405 24,267,679
Cousins Properties, Inc. .............. 433,789 9,274,409
Douglas Emmett, Inc. ................ 483,975 5,967,412
Highwoods Properties, Inc. ............ 300,632 6,971,656
Hudson Pacific Properties, Inc. .......... 386,861 2,572,626
JBG SMITH Properties ............... 307,160 4,625,829
Kilroy Realty Corp. .................. 334,334 10,832,422
SL Green Realty Corp.
(b)
.............. 182,714 4,297,433
Vornado Realty Trust ................ 510,387 7,844,648
138,420,155
Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp. .............. 956,856 10,037,419
Antero Resources Corp.
(a)(b)
............ 817,019 18,864,969
APA Corp. ....................... 919,010 33,139,501
Cheniere Energy, Inc. ................ 713,943 112,517,417
Chesapeake Energy Corp. ............ 348,000 26,461,920
Coterra Energy, Inc. ................. 2,246,641 55,132,570
Devon Energy Corp. ................. 1,866,385 94,457,745
Diamondback Energy, Inc. ............. 512,552 69,281,654
DT Midstream, Inc. .................. 276,918 13,671,442
Enviva, Inc. ....................... 89,059 2,572,024
EQT Corp. ....................... 1,058,250 33,768,757
Hess Corp. ....................... 807,746 106,897,106
HF Sinclair Corp. ................... 385,403 18,645,797
Marathon Oil Corp. .................. 1,812,223 43,420,863
New Fortress Energy, Inc., Class A ....... 157,266 4,628,338
ONEOK, Inc. ...................... 1,272,646 80,863,927
Ovintiv, Inc. ....................... 704,909 25,433,117
PDC Energy, Inc. ................... 250,888 16,101,992
Phillips 66 ........................ 1,336,621 135,506,637
Range Resources Corp.
(b)
............. 672,230 17,793,928
Southwestern Energy Co.
(a)
............ 3,179,351 15,896,755
Targa Resources Corp. ............... 648,036 47,274,226
Texas Pacific Land Corp. .............. 16,387 27,874,615
Vitesse Energy, Inc. ................. 67,416 1,282,926
Williams Cos., Inc. (The) .............. 3,494,399 104,342,754
1,115,868,399
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ............... 202,822 10,994,981
Passenger Airlines — 0.8%
Alaska Air Group, Inc.
(a)
............... 359,866 15,099,977
American Airlines Group, Inc.
(a)(b)
........ 1,852,717 27,327,576
Copa Holdings SA, Class A, NVS
(a)(b)
...... 80,969 7,477,487
Delta Air Lines, Inc.
(a)
................ 1,838,417 64,197,522
JetBlue Airways Corp.
(a)
.............. 926,999 6,748,553
Southwest Airlines Co. ............... 1,695,361 55,167,047
United Airlines Holdings, Inc.
(a)
.......... 936,324 41,432,337
217,450,499

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.1%
(a)(b)
Coty, Inc., Class A .................. 1,003,092 $ 12,097,290
Olaplex Holdings, Inc. ................ 347,460 1,483,654
13,580,944
Pharmaceuticals — 0.6%
Catalent, Inc.
(a)(b)
................... 513,588 33,747,867
Elanco Animal Health, Inc.
(a)
............ 1,276,302 11,997,239
Jazz Pharmaceuticals plc
(a)(b)
........... 175,807 25,725,838
Organon & Co. .................... 726,414 17,085,257
Perrigo Co. plc .................... 386,218 13,853,640
Royalty Pharma plc, Class A ........... 1,066,953 38,442,317
Viatris, Inc. ....................... 3,478,797 33,466,027
174,318,185
Professional Services — 2.7%
Booz Allen Hamilton Holding Corp. ....... 377,118 34,955,067
Broadridge Financial Solutions, Inc. ...... 334,680 49,054,048
CACI International, Inc., Class A
(a)
....... 66,243 19,626,476
Clarivate plc
(a)(b)
.................... 1,361,066 12,780,410
Concentrix Corp. ................... 122,090 14,840,040
CoStar Group, Inc.
(a)
................. 1,154,710 79,501,783
Dun & Bradstreet Holdings, Inc. ......... 718,952 8,440,496
Equifax, Inc. ...................... 347,940 70,576,150
FTI Consulting, Inc.
(a)(b)
............... 96,626 19,069,141
Genpact Ltd. ...................... 510,703 23,604,693
Jacobs Solutions, Inc. ................ 359,922 42,294,434
KBR, Inc. ........................ 389,185 21,424,634
Leidos Holdings, Inc. ................ 391,139 36,008,256
ManpowerGroup, Inc.
(b)
............... 143,813 11,868,887
Paychex, Inc. ..................... 925,388 106,040,211
Robert Half International, Inc. ........... 301,772 24,313,770
Science Applications International Corp. ... 157,741 16,950,848
SS&C Technologies Holdings, Inc. ....... 630,933 35,628,787
TransUnion ....................... 552,278 34,318,555
Verisk Analytics, Inc.
(b)
............... 445,769 85,525,240
746,821,926
Real Estate Management & Development — 0.4%
(a)
CBRE Group, Inc., Class A
(b)
........... 905,198 65,907,466
Howard Hughes Corp. (The)
(b)
.......... 106,383 8,510,640
Jones Lang LaSalle, Inc. .............. 136,877 19,914,235
Opendoor Technologies, Inc.
(b)
.......... 1,349,294 2,374,757
WeWork, Inc., Class A
(b)
.............. 609,570 473,819
Zillow Group, Inc., Class A ............. 162,345 7,094,477
Zillow Group, Inc., Class C, NVS
(b)
....... 450,803 20,047,209
124,322,603
Residential REITs — 1.7%
American Homes 4 Rent, Class A ........ 884,938 27,831,300
Apartment Income REIT Corp. .......... 426,678 15,279,339
AvalonBay Communities, Inc. .......... 399,872 67,202,489
Camden Property Trust ............... 297,561 31,196,295
Equity LifeStyle Properties, Inc. ......... 507,907 34,095,797
Equity Residential .................. 1,060,181 63,610,860
Essex Property Trust, Inc. ............. 184,628 38,613,100
Invitation Homes, Inc. ................ 1,746,983 54,558,279
Mid-America Apartment Communities, Inc. .. 328,650 49,639,296
Sun Communities, Inc. ............... 348,250 49,061,460
UDR, Inc. ........................ 941,716 38,666,859
469,755,074
Retail REITs — 1.3%
Brixmor Property Group, Inc. ........... 852,580 18,347,522
Federal Realty Investment Trust ......... 230,064 22,737,225
Kimco Realty Corp. ................. 1,725,003 33,689,309
National Retail Properties, Inc. .......... 519,758 22,947,316
Realty Income Corp. ................. 1,800,145 113,985,181
Security
Shares
Shares Value
Retail REITs (continued)
Regency Centers Corp. .............. 490,138 $ 29,986,643
Simon Property Group, Inc. ............ 933,949 104,574,269
Spirit Realty Capital, Inc. .............. 401,985 16,015,082
362,282,547
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.
(a)(b)
.......... 188,689 9,055,185
Cirrus Logic, Inc.
(a)(b)
................. 156,978 17,170,254
Enphase Energy, Inc.
(a)(b)
.............. 374,704 78,792,757
Entegris, Inc.
(b)
.................... 424,805 34,838,258
First Solar, Inc.
(a)
................... 304,905 66,316,838
GLOBALFOUNDRIES, Inc.
(a)(b)
.......... 182,817 13,195,731
Lattice Semiconductor Corp.
(a)(b)
......... 387,638 37,019,429
Microchip Technology, Inc. ............. 1,526,569 127,895,951
MKS Instruments, Inc.
(b)
.............. 164,952 14,618,046
Monolithic Power Systems, Inc. ......... 131,234 65,687,866
ON Semiconductor Corp.
(a)(b)
........... 1,242,107 102,250,248
Qorvo, Inc.
(a)
...................... 286,129 29,062,123
Skyworks Solutions, Inc. .............. 456,381 53,843,830
Teradyne, Inc. ..................... 448,955 48,267,152
Universal Display Corp. .............. 125,038 19,397,145
Wolfspeed, Inc.
(a)(b)
.................. 351,585 22,835,446
740,246,259
Software — 5.8%
Alteryx, Inc., Class A
(a)
............... 173,157 10,188,558
ANSYS, Inc.
(a)
..................... 249,001 82,867,533
AppLovin Corp., Class A
(a)
............. 635,115 10,003,061
Aspen Technology, Inc.
(a)(b)
............. 77,575 17,754,590
Bentley Systems, Inc., Class B
(b)
......... 482,762 20,753,938
BILL Holdings, Inc.
(a)(b)
................ 282,019 22,883,022
Black Knight, Inc.
(a)
.................. 442,710 25,482,388
Cadence Design Systems, Inc.
(a)
........ 782,090 164,309,288
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 494,966 4,439,845
Ceridian HCM Holding, Inc.
(a)(b)
.......... 390,548 28,595,925
Confluent, Inc., Class A
(a)(b)
............ 354,674 8,537,003
Crowdstrike Holdings, Inc., Class A
(a)
...... 616,646 84,640,830
Datadog, Inc., Class A
(a)
.............. 760,057 55,225,742
DocuSign, Inc.
(a)(b)
.................. 565,239 32,953,434
Dolby Laboratories, Inc., Class A ........ 169,974 14,519,179
DoubleVerify Holdings, Inc.
(a)
........... 246,195 7,422,779
Dropbox, Inc., Class A
(a)(b)
............. 766,423 16,570,065
Dynatrace, Inc.
(a)
................... 621,523 26,290,423
Elastic NV
(a)
...................... 223,211 12,923,917
Fair Isaac Corp.
(a)(b)
................. 69,650 48,942,359
Five9, Inc.
(a)(b)
..................... 199,868 14,448,458
Fortinet, Inc.
(a)(b)
.................... 1,850,624 122,992,471
Gen Digital, Inc. .................... 1,576,433 27,051,590
Guidewire Software, Inc.
(a)
............. 234,568 19,246,304
HubSpot, Inc.
(a)(b)
................... 132,791 56,934,141
Informatica, Inc., Class A
(a)(b)
........... 107,066 1,755,882
Jamf Holding Corp.
(a)(b)
............... 190,825 3,705,822
Manhattan Associates, Inc.
(a)
........... 177,567 27,496,250
nCino, Inc.
(a)(b)
..................... 203,284 5,037,378
NCR Corp.
(a)
...................... 364,981 8,609,902
New Relic, Inc.
(a)
................... 152,120 11,453,115
Nutanix, Inc., Class A
(a)
............... 655,464 17,035,509
Palantir Technologies, Inc., Class A
(a)(b)
.... 5,277,181 44,592,179
Paycom Software, Inc.
(a)
.............. 146,849 44,643,564
Paycor HCM, Inc.
(a)(b)
................ 174,534 4,628,642
Paylocity Holding Corp.
(a)
............. 115,354 22,930,068
Pegasystems, Inc. .................. 117,927 5,717,101
Procore Technologies, Inc.
(a)(b)
.......... 202,921 12,708,942
PTC, Inc.
(a)
....................... 305,803 39,213,119
RingCentral, Inc., Class A
(a)
............ 242,379 7,433,764

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell Mid-Cap ETF
46
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
SentinelOne, Inc., Class A
(a)(b)
.......... 545,041 $ 8,916,871
Smartsheet, Inc., Class A
(a)(b)
........... 362,886 17,345,951
Splunk, Inc.
(a)(b)
.................... 466,894 44,765,797
Synopsys, Inc.
(a)
................... 437,080 168,822,150
Teradata Corp.
(a)
................... 296,268 11,933,675
Tyler Technologies, Inc.
(a)(b)
............ 117,716 41,746,802
UiPath, Inc., Class A
(a)(b)
.............. 1,078,151 18,932,332
Unity Software, Inc.
(a)(b)
............... 678,064 21,996,396
Zoom Video Communications, Inc., Class A
(a)(b)
702,997 51,909,298
Zscaler, Inc.
(a)(b)
.................... 242,509 28,332,326
1,607,639,678
Specialized REITs — 1.8%
CubeSmart ....................... 641,470 29,648,743
EPR Properties .................... 211,576 8,061,046
Extra Space Storage, Inc. ............. 379,311 61,801,141
Gaming and Leisure Properties, Inc. ...... 699,782 36,430,651
Iron Mountain, Inc. .................. 825,807 43,693,448
Lamar Advertising Co., Class A ......... 247,268 24,699,601
Life Storage, Inc. ................... 241,470 31,654,302
National Storage Affiliates Trust ......... 242,081 10,114,144
Rayonier, Inc. ..................... 416,946 13,867,624
SBA Communications Corp., Class A ...... 306,016 79,891,597
VICI Properties, Inc. ................. 2,876,689 93,837,595
Weyerhaeuser Co. .................. 2,106,697 63,474,781
497,174,673
Specialty Retail — 3.3%
Advance Auto Parts, Inc. .............. 170,115 20,687,685
AutoNation, Inc.
(a)(b)
................. 96,255 12,932,822
AutoZone, Inc.
(a)
................... 53,736 132,091,148
Bath & Body Works, Inc. .............. 655,320 23,971,606
Best Buy Co., Inc. .................. 565,271 44,243,761
Burlington Stores, Inc.
(a)
.............. 185,564 37,502,484
CarMax, Inc.
(a)(b)
.................... 453,648 29,160,494
Carvana Co., Class A
(a)(b)
.............. 294,935 2,887,414
Dick's Sporting Goods, Inc. ............ 151,783 21,536,490
Five Below, Inc.
(a)(b)
.................. 156,710 32,277,559
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 296,319 29,104,452
GameStop Corp., Class A
(a)(b)
........... 770,566 17,738,429
Gap, Inc. (The) .................... 562,162 5,644,107
Leslie's, Inc.
(a)(b)
.................... 503,551 5,544,097
Lithia Motors, Inc., Class A ............ 77,366 17,711,398
O'Reilly Automotive, Inc.
(a)
............. 177,786 150,936,758
Penske Automotive Group, Inc.
(b)
........ 73,659 10,445,583
Petco Health & Wellness Co., Inc.
(a)(b)
..... 224,958 2,024,622
RH
(a)(b)
.......................... 52,206 12,714,771
Ross Stores, Inc. ................... 978,074 103,802,994
Tractor Supply Co. .................. 316,129 74,302,960
Ulta Beauty, Inc.
(a)(b)
................. 144,663 78,938,259
Victoria's Secret & Co.
(a)(b)
............. 235,982 8,058,785
Wayfair, Inc., Class A
(a)(b)
.............. 225,163 7,732,097
Williams-Sonoma, Inc.
(b)
.............. 189,104 23,006,393
904,997,168
Technology Hardware, Storage & Peripherals — 1.0%
Dell Technologies, Inc., Class C ......... 678,654 27,288,677
Hewlett Packard Enterprise Co. ......... 3,679,800 58,619,214
HP, Inc. ......................... 2,813,298 82,570,296
NetApp, Inc. ...................... 623,445 39,806,963
Pure Storage, Inc., Class A
(a)
........... 819,088 20,894,935
Western Digital Corp.
(a)
............... 912,208 34,362,876
263,542,961
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.
(a)
................ 352,008 $ 16,544,376
Carter's, Inc. ...................... 107,312 7,717,879
Columbia Sportswear Co. ............. 104,224 9,405,174
Deckers Outdoor Corp.
(a)
.............. 75,505 33,943,273
Hanesbrands, Inc. .................. 1,001,145 5,266,023
Lululemon Athletica, Inc.
(a)(b)
............ 319,775 116,458,857
PVH Corp. ....................... 181,026 16,140,278
Ralph Lauren Corp., Class A ........... 115,671 13,495,336
Skechers USA, Inc., Class A
(a)
.......... 384,276 18,260,795
Tapestry, Inc. ...................... 678,227 29,238,366
Under Armour, Inc., Class A
(a)
........... 538,989 5,115,005
Under Armour, Inc., Class C, NVS
(a)(b)
..... 537,424 4,584,227
VF Corp. ........................ 1,001,703 22,949,016
299,118,605
Trading Companies & Distributors — 1.3%
Air Lease Corp., Class A .............. 300,020 11,811,787
Core & Main, Inc., Class A
(a)(b)
.......... 210,633 4,865,622
Fastenal Co. ...................... 1,648,004 88,893,336
MSC Industrial Direct Co., Inc., Class A .... 133,337 11,200,308
SiteOne Landscape Supply, Inc.
(a)(b)
....... 128,026 17,522,919
United Rentals, Inc. ................. 200,412 79,315,053
Univar Solutions, Inc.
(a)
............... 460,171 16,119,790
Watsco, Inc.
(b)
..................... 94,580 30,091,573
WESCO International, Inc. ............. 127,738 19,740,631
WW Grainger, Inc. .................. 128,998 88,855,112
368,416,131
Water Utilities — 0.4%
American Water Works Co., Inc. ......... 552,419 80,923,859
Essential Utilities, Inc. ................ 662,197 28,904,899
109,828,758
Total Long-Term Investments — 99.8%
(Cost: $21,297,959,943) ........................... 27,661,087,057
Short-Term Securities
Money Market Funds — 5.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(e)
............ 1,433,624,247 1,434,054,335
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 26,292,390 26,292,390
Total Short-Term Securities — 5.2%
(Cost: $1,459,583,422) ........................... 1,460,346,725
Total Investments — 105.0%
(Cost: $22,757,543,365 ) ........................... 29,121,433,782
Liabilities in Excess of Other Assets — (5.0)% ............ (1,399,170,643)
Net Assets — 100.0% ..............................
$ 27,722,263,139
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
47
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,271,208,989 $ 161,972,368
(a)
$ — $ 126,717 $ 746,261 $ 1,434,054,335 1,433,624,247 $ 13,229,862
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 42,720,000 — (16,427,610)
(a)
— — 26,292,390 26,292,390 1,023,625 28
$ 126,717 $ 746,261 $ 1,460,346,725 $ 14,253,487 $ 28
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 218 06/16/23 $ 55,147 $ 1,238,350
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,238,350 $ — $ — $ — $ 1,238,350
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (6,208,408) $ — $ — $ — $ (6,208,408)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (1,221,066) $ — $ — $ — $ (1,221,066)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 56,344,826

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell Mid-Cap ETF
48
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 27,660,694,914 $ 392,143 $ — $ 27,661,087,057
Short-Term Securities
Money Market Funds ...................................... 1,460,346,725 — — 1,460,346,725
$ 29,121,041,639 $ 392,143 $ — $ 29,121,433,782
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,238,350 $ — $ — $ 1,238,350
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)(b)
.............. 179,353 $ 40,327,522
BWX Technologies, Inc. .............. 122,153 7,700,525
HEICO Corp.
(a)
.................... 144,396 24,697,492
HEICO Corp., Class A ................ 253,914 34,506,912
Howmet Aerospace, Inc.
(a)
............. 124,601 5,279,344
Huntington Ingalls Industries, Inc. ........ 29,483 6,103,571
Spirit AeroSystems Holdings, Inc., Class A .. 338,076 11,673,764
TransDigm Group, Inc. ............... 68,149 50,229,221
180,518,351
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. .......... 106,960 10,628,615
Expeditors International of Washington, Inc.
(a)
167,881 18,487,056
GXO Logistics, Inc.
(a)(b)
............... 39,018 1,968,848
31,084,519
Automobile Components — 0.2%
Aptiv plc
(b)
........................ 232,515 26,085,858
Automobiles — 0.1%
Lucid Group, Inc.
(a)(b)
................. 1,872,505 15,054,940
Banks — 0.1%
First Citizens BancShares, Inc., Class A .... 9,399 9,146,167
Western Alliance Bancorp ............. 221,365 7,867,312
17,013,479
Beverages — 0.3%
(a)
Boston Beer Co., Inc. (The), Class A, NVS
(b)
. 30,635 10,069,724
Brown-Forman Corp., Class A .......... 91,627 5,973,164
Brown-Forman Corp., Class B, NVS ...... 369,714 23,761,519
39,804,407
Biotechnology — 3.6%
(b)
Alnylam Pharmaceuticals, Inc.
(a)
......... 421,367 84,408,237
Exact Sciences Corp.
(a)
............... 108,888 7,383,695
Exelixis, Inc. ...................... 951,153 18,461,880
Horizon Therapeutics plc .............. 706,033 77,056,442
Incyte Corp. ...................... 540,744 39,079,569
Ionis Pharmaceuticals, Inc.
(a)
........... 446,760 15,967,202
Natera, Inc. ....................... 310,787 17,254,894
Neurocrine Biosciences, Inc. ........... 328,916 33,292,877
Novavax, Inc.
(a)
.................... 294,758 2,042,673
Sarepta Therapeutics, Inc. ............. 288,319 39,739,008
Seagen, Inc. ...................... 466,244 94,400,423
Ultragenyx Pharmaceutical, Inc. ......... 177,579 7,120,918
436,207,818
Broadline Retail — 0.5%
eBay, Inc. ........................ 241,907 10,733,413
Etsy, Inc.
(a)(b)
...................... 429,287 47,792,522
Nordstrom, Inc.
(a)
................... 327,226 5,323,967
Ollie's Bargain Outlet Holdings, Inc.
(b)
..... 10,468 606,516
64,456,418
Building Products — 1.7%
Advanced Drainage Systems, Inc.
(a)
...... 213,881 18,010,919
Allegion plc ....................... 237,482 25,346,454
AO Smith Corp.
(a)
................... 103,889 7,183,924
Armstrong World Industries, Inc. ......... 89,342 6,364,724
Carlisle Cos., Inc. .................. 148,484 33,567,778
Fortune Brands Innovations, Inc. ........ 150,843 8,859,010
Masco Corp. ...................... 40,374 2,007,395
Masterbrand, Inc.
(b)
................. 150,246 1,207,978
Trane Technologies plc ............... 458,385 84,333,672
Security
Shares
Shares Value
Building Products (continued)
Trex Co., Inc.
(a)(b)
................... 378,844 $ 18,438,338
205,320,192
Capital Markets — 3.6%
Ameriprise Financial, Inc. ............. 230,143 70,538,829
Ares Management Corp., Class A ........ 525,356 43,835,705
Blue Owl Capital, Inc., Class A .......... 1,448,810 16,052,815
FactSet Research Systems, Inc. ......... 130,295 54,084,152
LPL Financial Holdings, Inc. ............ 273,269 55,309,646
MarketAxess Holdings, Inc. ............ 127,265 49,797,522
Morningstar, Inc. ................... 77,418 15,718,176
MSCI, Inc. ....................... 200,674 112,315,231
Raymond James Financial, Inc. ......... 53,449 4,985,188
Tradeweb Markets, Inc., Class A ......... 232,977 18,409,842
441,047,106
Chemicals — 1.8%
Albemarle Corp. ................... 206,492 45,642,992
Axalta Coating Systems Ltd.
(a)(b)
......... 181,867 5,508,751
CF Industries Holdings, Inc. ............ 672,295 48,734,664
Chemours Co. (The) ................. 304,985 9,131,251
FMC Corp. ....................... 148,012 18,076,706
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 545,865 726,000
Mosaic Co. (The) ................... 143,895 6,601,903
PPG Industries, Inc. ................. 428,744 57,271,623
RPM International, Inc. ............... 22,482 1,961,330
Scotts Miracle-Gro Co. (The) ........... 48,041 3,350,379
Valvoline, Inc. ..................... 589,807 20,607,857
217,613,456
Commercial Services & Supplies — 2.5%
Cintas Corp. ...................... 277,033 128,177,628
Copart, Inc.
(b)
..................... 1,461,979 109,955,441
Driven Brands Holdings, Inc.
(b)
.......... 10,530 319,164
MSA Safety, Inc. ................... 48,841 6,520,273
Republic Services, Inc. ............... 45,118 6,100,856
Ritchie Bros Auctioneers, Inc. .......... 201,745 11,356,226
Rollins, Inc. ....................... 737,003 27,659,723
Tetra Tech, Inc. .................... 73,646 10,819,334
300,908,645
Communications Equipment — 1.2%
Arista Networks, Inc.
(b)
............... 844,000 141,673,840
Ubiquiti, Inc.
(a)
..................... 4,040 1,097,628
142,771,468
Construction & Engineering — 0.6%
AECOM ......................... 28,162 2,374,620
Quanta Services, Inc.
(a)
............... 266,228 44,364,234
Valmont Industries, Inc. ............... 9,949 3,176,517
WillScot Mobile Mini Holdings Corp.
(a)(b)
.... 370,732 17,379,916
67,295,287
Construction Materials — 0.5%
Eagle Materials, Inc. ................. 101,930 14,958,228
Martin Marietta Materials, Inc. .......... 18,701 6,639,977
Vulcan Materials Co. ................ 221,947 38,077,227
59,675,432
Consumer Finance — 0.0%
(a)(b)
Credit Acceptance Corp. .............. 2,372 1,034,287
Upstart Holdings, Inc. ................ 46,850 744,446
1,778,733
Consumer Staples Distribution & Retail — 0.5%
(b)
BJ's Wholesale Club Holdings, Inc. ....... 290,268 22,080,687
Dollar Tree, Inc.
(a)
................... 222,332 31,915,759
Grocery Outlet Holding Corp.
(a)
.......... 21,497 607,505

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell Mid-Cap Growth ETF
50
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Performance Food Group Co. .......... 161,845 $ 9,765,727
64,369,678
Containers & Packaging — 1.1%
Ardagh Metal Packaging SA ........... 160,572 655,134
Avery Dennison Corp. ................ 171,835 30,746,437
Ball Corp. ........................ 420,719 23,185,824
Berry Global Group, Inc. .............. 201,557 11,871,707
Crown Holdings, Inc. ................ 347,314 28,726,341
Graphic Packaging Holding Co. ......... 810,429 20,657,835
Sealed Air Corp. ................... 499,270 22,921,486
138,764,764
Distributors — 0.4%
Genuine Parts Co. .................. 38,411 6,426,544
Pool Corp.
(a)
...................... 130,625 44,731,225
51,157,769
Diversified Consumer Services — 0.2%
(a)
Bright Horizons Family Solutions, Inc.
(b)
.... 55,482 4,271,559
H&R Block, Inc. .................... 431,595 15,213,724
Mister Car Wash, Inc.
(b)
............... 200,659 1,729,681
21,214,964
Electrical Equipment — 1.0%
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 866,961 9,077,082
Generac Holdings, Inc.
(a)(b)
............. 213,585 23,069,316
Plug Power, Inc.
(a)(b)
................. 884,391 10,365,062
Rockwell Automation, Inc. ............. 265,925 78,035,691
Vertiv Holdings Co., Class A ........... 162,205 2,321,154
122,868,305
Electronic Equipment, Instruments & Components — 3.4%
Amphenol Corp., Class A ............. 1,514,660 123,778,015
Arrow Electronics, Inc.
(b)
.............. 9,846 1,229,470
CDW Corp. ....................... 463,574 90,345,937
Cognex Corp.
(a)
.................... 554,143 27,457,786
Coherent Corp.
(a)(b)
.................. 64,233 2,445,992
Corning, Inc. ...................... 149,131 5,261,342
Jabil, Inc.
(a)
....................... 364,600 32,143,136
Keysight Technologies, Inc.
(a)(b)
.......... 569,038 91,888,256
National Instruments Corp. ............ 58,731 3,078,092
Vontier Corp. ...................... 337,366 9,223,586
Zebra Technologies Corp., Class A
(a)(b)
..... 72,627 23,095,386
409,946,998
Energy Equipment & Services — 0.4%
Halliburton Co. .................... 1,397,970 44,231,771
Entertainment — 2.8%
Electronic Arts, Inc. ................. 58,221 7,012,720
Liberty Media Corp.-Liberty Formula One,
Class A
(b)
...................... 7,737 522,248
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(b)
.................. 77,600 5,806,808
Live Nation Entertainment, Inc.
(b)
........ 267,062 18,694,340
Madison Square Garden Sports Corp. ..... 32,111 6,256,828
Playtika Holding Corp.
(b)
.............. 283,724 3,194,732
ROBLOX Corp., Class A
(a)(b)
............ 1,535,961 69,087,526
Roku, Inc., Class A
(a)(b)
............... 118,042 7,769,524
Spotify Technology SA
(a)(b)
............. 480,617 64,220,044
Take-Two Interactive Software, Inc.
(a)(b)
.... 469,021 55,954,205
Warner Bros Discovery, Inc.
(b)
.......... 5,937,158 89,651,086
World Wrestling Entertainment, Inc., Class A
(a)
147,947 13,501,643
341,671,704
Security
Shares
Shares Value
Financial Services — 2.0%
Apollo Global Management, Inc. ......... 1,263,146 $ 79,780,301
Euronet Worldwide, Inc.
(a)(b)
............ 122,221 13,676,530
FleetCor Technologies, Inc.
(a)(b)
.......... 245,996 51,868,257
Jack Henry & Associates, Inc. .......... 248,548 37,461,154
Rocket Cos., Inc., Class A
(a)(b)
........... 219,273 1,986,613
Shift4 Payments, Inc., Class A
(a)(b)
........ 173,456 13,147,965
Toast, Inc., Class A
(a)(b)
............... 873,244 15,500,081
UWM Holdings Corp., Class A
(a)
......... 277,762 1,363,811
Western Union Co. (The) ............. 379,291 4,229,095
WEX, Inc.
(a)(b)
...................... 108,367 19,927,608
238,941,415
Food Products — 1.7%
Darling Ingredients, Inc.
(a)(b)
............ 37,924 2,214,762
Freshpet, Inc.
(a)(b)
................... 86,219 5,706,836
Hershey Co. (The) .................. 434,013 110,417,247
Kellogg Co. ....................... 478,591 32,046,453
Lamb Weston Holdings, Inc. ........... 493,804 51,612,394
Pilgrim's Pride Corp.
(b)
............... 85,997 1,993,410
203,991,102
Gas Utilities — 0.0%
National Fuel Gas Co. ............... 25,226 1,456,549
Ground Transportation — 1.6%
JB Hunt Transport Services, Inc. ........ 252,233 44,256,802
Landstar System, Inc.
(a)
............... 108,800 19,503,488
Lyft, Inc., Class A
(a)(b)
................. 895,527 8,301,535
Old Dominion Freight Line, Inc.
(a)
........ 340,665 116,112,259
RXO, Inc.
(a)(b)
...................... 26,717 524,722
XPO, Inc.
(b)
....................... 26,717 852,272
189,551,078
Health Care Equipment & Supplies — 5.2%
Align Technology, Inc.
(a)(b)
.............. 201,689 67,392,363
Dexcom, Inc.
(b)
.................... 1,322,030 153,593,445
Globus Medical, Inc., Class A
(b)
......... 18,055 1,022,635
ICU Medical, Inc.
(a)(b)
................. 13,072 2,156,357
IDEXX Laboratories, Inc.
(a)(b)
........... 281,923 140,984,054
Insulet Corp.
(a)(b)
.................... 235,957 75,260,845
Masimo Corp.
(b)
.................... 124,719 23,015,644
Novocure Ltd.
(a)(b)
................... 353,919 21,284,689
Penumbra, Inc.
(a)(b)
.................. 122,540 34,150,673
ResMed, Inc. ..................... 495,503 108,510,202
Tandem Diabetes Care, Inc.
(a)(b)
......... 204,253 8,294,714
635,665,621
Health Care Providers & Services — 1.5%
agilon health, Inc.
(a)(b)
................ 606,065 14,394,044
AmerisourceBergen Corp. ............. 559,197 89,533,031
Chemed Corp. ..................... 17,865 9,606,904
DaVita, Inc.
(a)(b)
.................... 190,553 15,455,754
Guardant Health, Inc.
(a)(b)
.............. 332,870 7,802,473
Molina Healthcare, Inc.
(a)(b)
............. 152,682 40,840,908
177,633,114
Health Care Technology — 0.8%
(b)
Certara, Inc.
(a)
..................... 259,830 6,264,501
Definitive Healthcare Corp., Class A
(a)
..... 62,961 650,387
Doximity, Inc., Class A
(a)
.............. 178,347 5,774,876
Teladoc Health, Inc.
(a)
................ 50,759 1,314,658
Veeva Systems, Inc., Class A ........... 477,712 87,798,689
101,803,111
Hotels, Restaurants & Leisure — 5.3%
Caesars Entertainment, Inc.
(b)
.......... 482,165 23,534,474
Chipotle Mexican Grill, Inc.
(a)(b)
.......... 94,271 161,042,207

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.
(a)
........ 110,214 $ 12,915,979
Churchill Downs, Inc.
(a)
............... 122,640 31,524,612
Darden Restaurants, Inc. ............. 306,248 47,517,440
Domino's Pizza, Inc. ................. 88,334 29,138,737
DoorDash, Inc., Class A
(b)
............. 757,917 48,173,204
DraftKings, Inc., Class A
(a)(b)
............ 1,211,813 23,460,700
Expedia Group, Inc.
(a)(b)
............... 505,352 49,034,305
Hilton Worldwide Holdings, Inc. ......... 650,869 91,687,916
Las Vegas Sands Corp.
(b)
............. 423,544 24,332,603
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 108,954 1,465,431
Planet Fitness, Inc., Class A
(b)
.......... 210,654 16,361,496
Six Flags Entertainment Corp.
(b)
......... 127,368 3,401,999
Travel + Leisure Co. ................. 196,479 7,701,977
Vail Resorts, Inc. ................... 130,621 30,523,515
Wendy's Co. (The) .................. 583,487 12,708,347
Wyndham Hotels & Resorts, Inc. ........ 206,378 14,002,747
Wynn Resorts Ltd.
(b)
................. 45,507 5,092,688
Yum! Brands, Inc. .................. 110,955 14,654,936
648,275,313
Household Durables — 1.2%
DR Horton, Inc. .................... 566,663 55,357,309
NVR, Inc.
(a)(b)
...................... 7,236 40,320,367
PulteGroup, Inc. ................... 303,678 17,698,354
Toll Brothers, Inc. ................... 196,082 11,770,802
TopBuild Corp.
(b)
................... 92,274 19,205,910
144,352,742
Household Products — 0.7%
Church & Dwight Co., Inc. ............. 377,636 33,386,799
Clorox Co. (The) ................... 350,729 55,499,357
88,886,156
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) ................... 413,734 9,962,715
Vistra Corp. ...................... 776,672 18,640,128
28,602,843
Insurance — 1.0%
Arch Capital Group Ltd.
(a)(b)
............ 394,547 26,777,905
Arthur J Gallagher & Co. .............. 81,123 15,519,641
Assurant, Inc. ..................... 11,260 1,351,988
Brown & Brown, Inc. ................. 61,337 3,521,971
Erie Indemnity Co., Class A, NVS ........ 63,845 14,790,333
Everest Re Group Ltd. ............... 41,355 14,805,917
Lincoln National Corp. ............... 119,305 2,680,783
Markel Corp.
(a)(b)
.................... 10,383 13,263,348
RenaissanceRe Holdings Ltd. .......... 80,494 16,126,168
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 281,833 11,340,960
120,179,014
Interactive Media & Services — 0.6%
(b)
Match Group, Inc. .................. 894,795 34,351,180
Pinterest, Inc., Class A
(a)
.............. 430,441 11,738,126
TripAdvisor, Inc. .................... 28,116 558,384
ZoomInfo Technologies, Inc. ........... 941,607 23,267,109
69,914,799
IT Services — 2.7%
(b)
Cloudflare, Inc., Class A
(a)
............. 970,860 59,863,228
EPAM Systems, Inc. ................. 188,042 56,224,558
Gartner, Inc. ...................... 263,118 85,715,951
Globant SA ....................... 139,433 22,868,406
GoDaddy, Inc., Class A ............... 73,721 5,729,596
MongoDB, Inc., Class A
(a)
............. 227,717 53,085,387
Okta, Inc., Class A
(a)
................. 69,975 6,034,644
Thoughtworks Holding, Inc.
(a)
........... 292,213 2,150,688
Security
Shares
Shares Value
IT Services (continued)
Twilio, Inc., Class A ................. 225,580 $ 15,030,395
VeriSign, Inc. ..................... 34,359 7,261,087
Wix.com Ltd.
(a)
..................... 146,867 14,657,327
328,621,267
Leisure Products — 0.3%
Brunswick Corp. ................... 42,459 3,481,638
Mattel, Inc.
(b)
...................... 581,626 10,707,734
Polaris, Inc.
(a)
..................... 139,736 15,458,994
YETI Holdings, Inc.
(a)(b)
............... 295,181 11,807,240
41,455,606
Life Sciences Tools & Services — 5.8%
10X Genomics, Inc., Class A
(a)(b)
......... 283,023 15,789,853
Agilent Technologies, Inc. ............. 911,186 126,053,471
Avantor, Inc.
(a)(b)
.................... 1,945,855 41,135,375
Bio-Techne Corp.
(a)
.................. 533,034 39,545,792
Bruker Corp. ...................... 367,284 28,956,671
Charles River Laboratories International, Inc.
(a)
(b)
........................... 161,203 32,533,989
IQVIA Holdings, Inc.
(a)(b)
............... 636,332 126,560,072
Maravai LifeSciences Holdings, Inc., Class A
(b)
375,292 5,257,841
Mettler-Toledo International, Inc.
(a)(b)
...... 75,427 115,419,150
Repligen Corp.
(a)(b)
.................. 134,956 22,721,192
Sotera Health Co.
(a)(b)
................ 339,417 6,078,958
Syneos Health, Inc., Class A
(b)
.......... 61,406 2,187,282
Waters Corp.
(b)
.................... 202,778 62,786,152
West Pharmaceutical Services, Inc. ...... 253,974 87,994,372
713,020,170
Machinery — 1.6%
AGCO Corp. ...................... 28,041 3,791,143
Allison Transmission Holdings, Inc. ....... 249,657 11,294,483
Donaldson Co., Inc. ................. 70,489 4,605,751
Graco, Inc. ....................... 394,433 28,797,553
IDEX Corp. ....................... 46,200 10,673,586
Lincoln Electric Holdings, Inc. .......... 191,865 32,444,372
Middleby Corp. (The)
(a)(b)
.............. 12,539 1,838,343
Nordson Corp. ..................... 45,769 10,172,618
Otis Worldwide Corp. ................ 174,311 14,711,848
Parker-Hannifin Corp. ................ 99,746 33,525,628
Toro Co. (The) ..................... 357,522 39,742,146
Xylem, Inc. ....................... 86,470 9,053,409
200,650,880
Media — 1.0%
Cable One, Inc. .................... 12,108 8,499,816
Liberty Broadband Corp., Class A
(a)(b)
...... 27,819 2,284,496
Liberty Broadband Corp., Class C, NVS
(b)
.. 189,931 15,517,363
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
(b)
........................... 71,315 2,003,238
Liberty Media Corp.-Liberty SiriusXM, Class C,
NVS
(b)
........................ 146,963 4,113,495
Nexstar Media Group, Inc. ............. 11,005 1,900,123
Trade Desk, Inc. (The), Class A
(a)(b)
....... 1,505,113 91,676,433
125,994,964
Metals & Mining — 0.1%
MP Materials Corp., Class A
(a)(b)
......... 312,742 8,816,197
Royal Gold, Inc. .................... 15,097 1,958,232
10,774,429
Oil, Gas & Consumable Fuels — 3.8%
Antero Resources Corp.
(a)(b)
............ 632,474 14,603,825
Cheniere Energy, Inc. ................ 490,615 77,320,924
Coterra Energy, Inc. ................. 438,732 10,766,483
Devon Energy Corp. ................. 1,092,076 55,269,967

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell Mid-Cap Growth ETF
52
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc. ............. 350,249 $ 47,343,157
Enviva, Inc. ....................... 104,832 3,027,548
Hess Corp. ....................... 756,262 100,083,713
New Fortress Energy, Inc., Class A ....... 188,812 5,556,737
ONEOK, Inc. ...................... 172,807 10,980,157
Ovintiv, Inc. ....................... 600,164 21,653,917
PDC Energy, Inc. ................... 161,312 10,353,004
Range Resources Corp. .............. 532,574 14,097,234
Southwestern Energy Co.
(b)
............ 277,602 1,388,010
Targa Resources Corp. ............... 773,988 56,462,425
Texas Pacific Land Corp. .............. 19,655 33,433,548
462,340,649
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ............... 22,894 1,241,084
Passenger Airlines — 0.6%
Delta Air Lines, Inc.
(b)
................ 2,194,145 76,619,543
Personal Care Products — 0.0%
Olaplex Holdings, Inc.
(b)
.............. 420,638 1,796,124
Pharmaceuticals — 0.1%
Catalent, Inc.
(b)
.................... 195,499 12,846,239
Professional Services — 3.9%
Booz Allen Hamilton Holding Corp. ....... 450,931 41,796,794
Broadridge Financial Solutions, Inc. ...... 363,017 53,207,402
CoStar Group, Inc.
(a)(b)
................ 197,566 13,602,419
Equifax, Inc.
(a)
..................... 208,772 42,347,313
FTI Consulting, Inc.
(a)(b)
............... 48,652 9,601,472
Genpact Ltd. ...................... 323,568 14,955,313
KBR, Inc. ........................ 302,503 16,652,790
Paychex, Inc. ..................... 1,106,456 126,788,793
Robert Half International, Inc. ........... 319,357 25,730,594
TransUnion ....................... 483,223 30,027,477
Verisk Analytics, Inc.
(a)
............... 532,664 102,196,915
476,907,282
Real Estate Management & Development — 0.3%
(b)
CBRE Group, Inc., Class A ............ 528,441 38,475,789
Opendoor Technologies, Inc.
(a)
.......... 418,151 735,946
Zillow Group, Inc., Class A ............. 12,458 544,414
Zillow Group, Inc., Class C, NVS
(a)
....... 32,393 1,440,517
41,196,666
Residential REITs — 0.2%
Apartment Income REIT Corp. .......... 41,254 1,477,306
Camden Property Trust ............... 29,652 3,108,716
Equity LifeStyle Properties, Inc. ......... 372,873 25,030,964
29,616,986
Retail REITs — 0.5%
Simon Property Group, Inc. ............ 543,212 60,823,448
Semiconductors & Semiconductor Equipment — 4.6%
Allegro MicroSystems, Inc.
(b)
........... 226,260 10,858,217
Enphase Energy, Inc.
(a)(b)
.............. 448,760 94,365,253
Entegris, Inc.
(a)
.................... 508,388 41,692,900
GLOBALFOUNDRIES, Inc.
(a)(b)
.......... 52,241 3,770,755
Lattice Semiconductor Corp.
(b)
.......... 465,298 44,435,959
Microchip Technology, Inc. ............. 1,559,250 130,633,965
Monolithic Power Systems, Inc. ......... 157,231 78,700,405
ON Semiconductor Corp.
(a)(b)
........... 928,550 76,438,236
Teradyne, Inc.
(a)
.................... 487,772 52,440,368
Universal Display Corp. .............. 149,365 23,170,992
556,507,050
Security
Shares
Shares Value
Software — 13.1%
Alteryx, Inc., Class A
(b)
............... 205,609 $ 12,098,034
ANSYS, Inc.
(b)
..................... 157,404 52,384,051
AppLovin Corp., Class A
(a)(b)
............ 753,565 11,868,649
Aspen Technology, Inc.
(a)(b)
............. 92,441 21,156,972
Bentley Systems, Inc., Class B
(a)
......... 577,939 24,845,598
Black Knight, Inc.
(b)
.................. 49,118 2,827,232
Cadence Design Systems, Inc.
(b)
........ 935,788 196,599,701
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 228,708 2,051,511
Ceridian HCM Holding, Inc.
(a)(b)
.......... 89,345 6,541,841
Confluent, Inc., Class A
(a)(b)
............ 426,685 10,270,308
Crowdstrike Holdings, Inc., Class A
(a)(b)
.... 738,777 101,404,531
Datadog, Inc., Class A
(b)
.............. 911,483 66,228,355
DocuSign, Inc.
(a)(b)
.................. 677,141 39,477,320
DoubleVerify Holdings, Inc.
(b)
........... 256,348 7,728,892
Dropbox, Inc., Class A
(b)
.............. 856,452 18,516,492
Dynatrace, Inc.
(b)
................... 743,151 31,435,287
Elastic NV
(b)
...................... 264,636 15,322,424
Fair Isaac Corp.
(a)(b)
................. 83,198 58,462,403
Five9, Inc.
(a)(b)
..................... 239,841 17,338,106
Fortinet, Inc.
(b)
..................... 2,213,392 147,102,032
Gen Digital, Inc. .................... 674,869 11,580,752
HubSpot, Inc.
(b)
.................... 158,672 68,030,620
Informatica, Inc., Class A
(a)(b)
........... 20,868 342,235
Jamf Holding Corp.
(a)(b)
............... 194,838 3,783,754
Manhattan Associates, Inc.
(a)(b)
.......... 131,145 20,307,803
nCino, Inc.
(a)(b)
..................... 46,075 1,141,738
NCR Corp.
(b)
...................... 22,390 528,180
New Relic, Inc.
(b)
................... 182,514 13,741,479
Nutanix, Inc., Class A
(b)
............... 409,735 10,649,013
Palantir Technologies, Inc., Class A
(a)(b)
.... 6,303,125 53,261,406
Paycom Software, Inc.
(a)(b)
............. 175,432 53,333,082
Paylocity Holding Corp.
(b)
............. 137,923 27,416,334
Pegasystems, Inc. .................. 142,588 6,912,666
Procore Technologies, Inc.
(b)
........... 175,426 10,986,930
PTC, Inc.
(b)
....................... 365,691 46,892,557
RingCentral, Inc., Class A
(b)
............ 290,142 8,898,655
SentinelOne, Inc., Class A
(a)(b)
.......... 459,708 7,520,823
Smartsheet, Inc., Class A
(b)
............ 435,597 20,821,537
Splunk, Inc.
(b)
..................... 558,610 53,559,527
Synopsys, Inc.
(b)
................... 522,983 202,002,184
Teradata Corp.
(b)
................... 190,688 7,680,913
Tyler Technologies, Inc.
(a)(b)
............ 123,074 43,646,963
UiPath, Inc., Class A
(b)
............... 121,921 2,140,933
Unity Software, Inc.
(a)(b)
............... 545,745 17,703,968
Zoom Video Communications, Inc., Class A
(a)(b)
425,383 31,410,281
Zscaler, Inc.
(a)(b)
.................... 288,968 33,760,131
1,601,714,203
Specialized REITs — 0.8%
Extra Space Storage, Inc. ............. 54,043 8,805,226
Iron Mountain, Inc. .................. 740,738 39,192,448
Lamar Advertising Co., Class A ......... 260,686 26,039,924
SBA Communications Corp., Class A ...... 83,310 21,749,742
95,787,340
Specialty Retail — 5.3%
Advance Auto Parts, Inc. .............. 16,515 2,008,389
AutoZone, Inc.
(a)(b)
.................. 58,376 143,496,964
Best Buy Co., Inc. .................. 212,540 16,635,506
Burlington Stores, Inc.
(a)(b)
............. 208,426 42,122,895
CarMax, Inc.
(a)(b)
.................... 63,239 4,065,003
Carvana Co., Class A
(a)(b)
.............. 360,370 3,528,022
Five Below, Inc.
(a)(b)
.................. 187,152 38,547,698
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 353,596 34,730,199
Leslie's, Inc.
(a)(b)
.................... 535,746 5,898,564

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
53
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
O'Reilly Automotive, Inc.
(a)(b)
............ 86,755 $ 73,653,260
RH
(a)(b)
.......................... 23,354 5,687,867
Ross Stores, Inc. ................... 496,425 52,685,585
Tractor Supply Co. .................. 378,608 88,988,024
Ulta Beauty, Inc.
(b)
.................. 172,778 94,279,771
Victoria's Secret & Co.
(a)(b)
............. 197,435 6,742,405
Wayfair, Inc., Class A
(a)(b)
.............. 173,077 5,943,464
Williams-Sonoma, Inc.
(a)
.............. 179,559 21,845,148
640,858,764
Technology Hardware, Storage & Peripherals — 1.0%
Dell Technologies, Inc., Class C ......... 124,154 4,992,232
HP, Inc. ......................... 1,545,345 45,355,876
NetApp, Inc. ...................... 744,507 47,536,772
Pure Storage, Inc., Class A
(b)
........... 979,370 24,983,729
122,868,609
Textiles, Apparel & Luxury Goods — 1.5%
Deckers Outdoor Corp.
(b)
.............. 79,652 35,807,557
Lululemon Athletica, Inc.
(b)
............. 383,084 139,515,362
Skechers USA, Inc., Class A
(b)
.......... 70,174 3,334,668
Tapestry, Inc. ...................... 109,111 4,703,775
183,361,362
Trading Companies & Distributors — 2.5%
Core & Main, Inc., Class A
(a)(b)
.......... 86,908 2,007,575
Fastenal Co. ...................... 1,974,155 106,485,921
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.
(a)(b)
....... 92,676 $ 12,684,564
United Rentals, Inc.
(a)
................ 110,085 43,567,240
Watsco, Inc.
(a)
..................... 59,601 18,962,654
WESCO International, Inc. ............. 81,160 12,542,466
WW Grainger, Inc. .................. 154,555 106,459,029
302,709,449
Total Long-Term Investments — 99.8%
(Cost: $11,251,669,427) ........................... 12,177,827,033
Short-Term Securities
Money Market Funds — 7.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.01%
(e)
............ 931,442,973 931,722,406
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.73% .................. 22,661,607 22,661,607
Total Short-Term Securities — 7.8%
(Cost: $953,920,487) ............................. 954,384,013
Total Investments — 107.6%
(Cost: $12,205,589,914 ) ........................... 13,132,211,046
Liabilities in Excess of Other Assets — (7.6)% ............ (927,215,386)
Net Assets — 100.0% ..............................
$ 12,204,995,660
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 784,962,169 $ 146,328,357
(a)
$ — $ 22,406 $ 409,474 $ 931,722,406 931,442,973 $ 5,570,726
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 17,950,000 4,711,607
(a)
— — — 22,661,607 22,661,607 444,872 11
$ 22,406 $ 409,474 $ 954,384,013 $ 6,015,598 $ 11
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell Mid-Cap Growth ETF
54
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 42 06/16/23 $ 11,173 $ 1,047,164
Russell 2000 E-Mini Index .................................................... 142 06/16/23 12,876 233,920
$ 1,281,084
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,281,084 $ — $ — $ — $ 1,281,084
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (3,552,792) $ — $ — $ — $ (3,552,792)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 213,013 $ — $ — $ — $ 213,013
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 22,874,135

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
55
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,177,827,033 $ — $ — $ 12,177,827,033
Short-Term Securities
Money Market Funds ...................................... 954,384,013 — — 954,384,013
$ 13,132,211,046 $ — $ — $ 13,132,211,046
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,281,084 $ — $ — $ 1,281,084
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

March 31, 2023
2023
iShares Annual Report to Shareholders
56
See notes to financial statements.
iShares Micro-
Cap ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 895,206,184 $ 388,582,371 $ 27,661,087,057 $ 12,177,827,033
Investments, at value — affiliated
(c)
............................................ 144,296,092 603,916,282 1,460,346,725 954,384,013
Cash   ............................................................... 178,158 10,026 745,138 187,591
Cash pledged:
Futures contracts ...................................................... 165,710 77,000 3,488,420 1,762,990
Receivables: – – – –
Investments sold ...................................................... 233,461 47,601 1,089,103 432,055
Securities lending income — affiliated ........................................ 188,189 74,611 1,722,891 364,515
Capital shares sold ..................................................... — 22,994 — 435,879
Dividends — unaffiliated ................................................. 717,050 455,243 30,925,903 3,178,904
Dividends — affiliated ................................................... 4,596 2,955 140,600 61,688
Variation margin on futures contracts ......................................... 40,054 21,404 970,160 421,723
Total assets ...........................................................
1,041,029,494 993,210,487 29,160,515,997 13,139,056,391
LIABILITIES
Collateral on securities loaned ............................................... 142,565,891 305,528,941 1,433,898,769 931,694,556
Payables: – – – –
Investments purchased .................................................. 74,190 81,705 — —
Capital shares redeemed ................................................. — — — 25,724
Investment advisory fees ................................................. 467,970 34,035 4,354,089 2,340,451
Total liabilities ..........................................................
143,108,051 305,644,681 1,438,252,858 934,060,731
NET ASSETS ..........................................................
$ 897,921,443 $ 687,565,806 $ 27,722,263,139 $ 12,204,995,660
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,310,720,341 $ 740,216,416 $ 22,841,356,304 $ 13,287,483,944
Accumulated earnings (loss) ................................................ (412,798,898) (52,650,610) 4,880,906,835 (1,082,488,284)
NET ASSETS ..........................................................
$ 897,921,443 $ 687,565,806 $ 27,722,263,139 $ 12,204,995,660
NET ASSET VALUE
Shares outstanding ......................................................
8,600,000 12,550,000 396,550,000 134,000,000
Net asset value .........................................................
$ 104.41 $ 54.79 $ 69.91 $ 91.08
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated .......................................... $ 1,094,020,701 $ 403,892,640 $ 21,297,959,943 $ 11,251,669,427
(b)
  Securities loaned, at value ................................................ $ 134,926,769 $ 305,035,104 $ 1,439,187,090 $ 935,218,827
(c)
  Investments, at cost — affiliated ............................................ $ 144,219,527 $ 626,274,197 $ 1,459,583,422 $ 953,920,487

Statements of Operations
Year Ended March 31, 2023
57
Financial Statements
iShares Micro-
Cap ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap Growth
ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 12,074,611 $ 4,747,147 $ 457,567,917 $ 99,651,920
Dividends — affiliated ................................................... 32,237 3,568,176 1,023,625 444,872
Securities lending income — affiliated — net ................................... 4,019,343 906,215 13,229,862 5,570,726
Foreign taxes withheld .................................................. (5,759) (4,671) (142,010) (13,535)
Total investment income ...................................................
16,120,432 9,216,867 471,679,394 105,653,983
EXPENSES
Investment advisory .................................................... 5,626,941 746,556 51,904,847 28,021,337
Total expenses .........................................................
5,626,941 746,556 51,904,847 28,021,337
Less: – – – –
Investment advisory fees waived ........................................... — (414,648) — —
Total expenses after fees waived .............................................
5,626,941 331,908 51,904,847 28,021,337
Net investment income ....................................................
10,493,491 8,884,959 419,774,547 77,632,646
REALIZED AND UNREALIZED GAIN (LOSS) $ (210,069,142) $ (42,470,540) $ (3,082,080,128) $ (1,247,881,046)
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (81,622,143) $ (9,901,454) $ (537,825,503) $ (1,167,394,971)
Investments — affiliated ............................................... 14,309 (1,978,483) 126,717 22,406
Capital gain distributions from underlying funds — affiliated ........................ 1 1 28 11
Futures contracts .................................................... (114,062) (62,248) (6,208,408) (3,552,792)
In-kind redemptions — unaffiliated
(a)
....................................... 12,367,199 25,277,247 1,092,888,412 769,583,476
In-kind redemptions — affiliated
(a)
......................................... — 8,208,114 — —
(69,354,696) 21,543,177 548,981,246 (401,341,870)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. (140,831,723) (35,987,971) (3,630,586,568) (847,161,663)
Investments — affiliated ............................................... 87,927 (28,038,721) 746,261 409,474
Futures contracts .................................................... 29,348 12,974 (1,221,066) 213,013
(140,714,448) (64,013,718) (3,631,061,373) (846,539,176)
Net realized and unrealized loss ..............................................
(210,069,144) (42,470,541) (3,082,080,127) (1,247,881,046)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................
$ (199,575,653) $ (33,585,582) $ (2,662,305,580) $ (1,170,248,400)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2023
iShares Annual Report to Shareholders
58
See notes to financial statements.
iShares Micro-Cap ETF iShares Russell 2500 ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 10,493,491 $ 6,779,950 $ 8,884,959 $ 4,274,061
Net realized gain (loss) .................................................... (69,354,696) 257,217,922 21,543,177 20,793,126
Net change in unrealized appreciation (depreciation) ................................ (140,714,448) (412,829,935) (64,013,718) (29,311,149)
Net decrease in net assets resulting from operations ..................................
(199,575,653) (148,832,063) (33,585,582) (4,243,962)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(11,888,480) (9,212,592) (9,129,972) (4,296,696)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
12,741,862 (131,900,161) 307,131,820 164,572,268
NET ASSETS
Total increase (decrease) in net assets ........................................... (198,722,271) (289,944,816) 264,416,266 156,031,610
Beginning of year ..........................................................
1,096,643,714 1,386,588,530 423,149,540 267,117,930
End of year ..............................................................
$ 897,921,443 $ 1,096,643,714 $ 687,565,806 $ 423,149,540
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
59
Financial Statements
See notes to financial statements.
iShares Russell Mid-Cap ETF iShares Russell Mid-Cap Growth ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 419,774,547 $ 316,421,146 $ 77,632,646 $ 51,781,649
Net realized gain (loss) .................................................... 548,981,246 1,713,410,418 (401,341,870) 2,906,532,378
Net change in unrealized appreciation (depreciation) ................................ (3,631,061,373) (183,235,163) (846,539,176) (3,078,657,283)
Net increase (decrease) in net assets resulting from operations ...........................
(2,662,305,580) 1,846,596,401 (1,170,248,400) (120,343,256)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(443,722,962) (335,661,159) (92,809,126) (57,154,726)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
524,749,292 1,669,289,907 (309,085,530) (867,632,402)
NET ASSETS
Total increase (decrease) in net assets ........................................... (2,581,279,250) 3,180,225,149 (1,572,143,056) (1,045,130,384)
Beginning of year ..........................................................
30,303,542,389 27,123,317,240 13,777,138,716 14,822,269,100
End of year ..............................................................
$ 27,722,263,139 $ 30,303,542,389 $ 12,204,995,660 $ 13,777,138,716
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders
60
iShares Micro-Cap ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year ...............................
$ 129.02  $ 146.73  $ 67.33  $ 92.88  $ 96.11
Net investment income
(a)
......................................
1.26  0.76  0.96  0.94  0.89
Net realized and unrealized gain (loss)
(b)
............................
(24.44) (17.42) 79.50  (25.28) (3.24)
Net increase (decrease) from investment operations ..................... (23.18) (16.66) 80.46  (24.34) (2.35)
Distributions from net investment income
(c)
............................ (1.43) (1.05) (1.06) (1.21) (0.88)
Net asset value, end of year .................................... $ 104.41  $ 129.02  $ 146.73  $ 67.33  $ 92.88
Total Return
(d)
(17.97)% — — — —
Based on net asset value ....................................... (17.97)% (11.41)% 120.24% (26.47)% (2.48)%
Ratios to Average Net Assets
(e)
Total expenses ..............................................
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income .........................................
1.12% 0.54% 0.92% 1.03% 0.91%
Supplemental Data
Net assets, end of year (000) ..................................... $ 897,921  $ 1,096,644  $ 1,386,589  $ 562,206  $ 882,335
Portfolio turnover rate
(f)
......................................... 35% 44% 35% 24% 25%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
61
Financial Highlights
iShares Russell 2500 ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year ...............................
$ 62.23  $ 62.85  $ 33.62  $ 44.13  $ 43.24
Net investment income
(a)
......................................
0.99  0.79  0.75  0.72  0.65
Net realized and unrealized gain (loss)
(b)
............................
(7.45) (0.66) 29.21  (10.50) 1.22
Net increase (decrease) from investment operations ..................... (6.46) 0.13  29.96  (9.78) 1.87
Distributions
(c)
– – – – –
From net investment income ...................................
(0.98) (0.75) (0.73) (0.73) (0.62)
From net realized gain ........................................
—  —  —  —  (0.36)
Total distributions ............................................ (0.98) (0.75) (0.73) (0.73) (0.98)
Net asset value, end of year .................................... $ 54.79  $ 62.23  $ 62.85  $ 33.62  $ 44.13
Total Return
(d)
(10.30)% — — — —
Based on net asset value ....................................... (10.30)%
(e)
0.17% 89.71% (22.47)% 4.49%
Ratios to Average Net Assets
(f)
Total expenses ..............................................
0.15% 0.15% 0.15% 0.15% 0.15%
Total expenses after fees waived ..................................
0.07% 0.07% 0.07% 0.07% 0.06%
Net investment income .........................................
1.78% 1.22% 1.44% 1.60% 1.49%
Supplemental Data
Net assets, end of year (000) ..................................... $ 687,566  $ 423,150  $ 267,118  $ 42,021  $ 35,302
Portfolio turnover rate
(g)
......................................... 11% 12% 16% 14% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders
62
iShares Russell Mid-Cap ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
(a)
Net asset value, beginning of year .................................
$ 78.02  $ 73.93  $ 43.20  $ 53.93  $ 51.61
Net investment income
(b)
........................................
1.05  0.84  0.74  0.91  0.81
Net realized and unrealized gain (loss)
(c)
..............................
(8.05) 4.14  30.79  (10.71) 2.44
Net increase (decrease) from investment operations ....................... (7.00) 4.98  31.53  (9.80) 3.25
Distributions from net investment income
(d)
.............................. (1.11) (0.89) (0.80) (0.93) (0.93)
Net asset value, end of year ...................................... $ 69.91  $ 78.02  $ 73.93  $ 43.20  $ 53.93
Total Return
(e)
(8.90)% — — — —
Based on net asset value ......................................... (8.90)% 6.72% 73.38% (18.44)% 6.38%
Ratios to Average Net Assets
(f)
Total expenses ................................................
0.19% 0.18% 0.19% 0.19% 0.19%
Net investment income ...........................................
1.52% 1.07% 1.23% 1.63% 1.55%
Supplemental Data
Net assets, end of year (000) ....................................... $ 27,722,263  $ 30,303,542  $ 27,123,317  $ 15,753,591  $ 18,593,536
Portfolio turnover rate
(g)
........................................... 12% 13% 14% 10% 11%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on October 25, 2018.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Financial Highlights
iShares Russell Mid-Cap Growth ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Net asset value, beginning of year ................................
$ 100.53  $ 102.01  $ 60.86  $ 67.81  $ 61.46
Net investment income
(b)
.......................................
0.56  0.37  0.32  0.47  0.56
Net realized and unrealized gain (loss)
(c)
.............................
(9.34) (1.44) 41.16  (6.97) 6.35
Net increase (decrease) from investment operations ...................... (8.78) (1.07) 41.48  (6.50) 6.91
Distributions from net investment income
(d)
............................. (0.67) (0.41) (0.33) (0.45) (0.56)
Net asset value, end of year ..................................... $ 91.08  $ 100.53  $ 102.01  $ 60.86  $ 67.81
Total Return
(e)
(8.67)% — — — —
Based on net asset value ........................................ (8.67)% (1.09)% 68.27% (9.67)% 11.28%
Ratios to Average Net Assets
(f)
Total expenses ...............................................
0.23% 0.23% 0.23% 0.24% 0.24%
Net investment income ..........................................
0.65% 0.34% 0.36% 0.65% 0.88%
Supplemental Data
Net assets, end of year (000) ...................................... $ 12,204,996  $ 13,777,139  $ 14,822,269  $ 9,353,644  $ 10,217,865
Portfolio turnover rate
(g)
.......................................... 26% 35% 23% 23% 20%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
2023
iShares Annual Report to Shareholders
64
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Currently the iShares Russell 2500 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
iShares ETF
Diversification
Classification
Micro-Cap ......................................................................................................... Diversified
Russell 2500 ........................................................................................................ Diversified
Russell Mid-Cap ..................................................................................................... Diversified
Russell Mid-Cap Growth ................................................................................................ Diversified

Notes to Financial Statements
(continued)
65
Notes to Financial Statements
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders
66
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
Micro-Cap
Barclays Bank PLC ..................................... $ 7,171,960 $ (7,171,960) $ – $ –
Barclays Capital, Inc. ................................... 1,611,256 (1,611,256) – –
BMO Capital Markets Corp. ............................... 12,573 (12,380) – 193
BNP Paribas SA ....................................... 15,710,563 (15,710,563) – –
BofA Securities, Inc. .................................... 10,039,342 (10,039,342) – –
Citadel Clearing LLC .................................... 464,318 (464,318) – –
Citigroup Global Markets, Inc. .............................. 8,009,341 (8,009,341) – –
Credit Suisse Securities (USA) LLC .......................... 189,825 (189,825) – –
Goldman Sachs & Co. LLC ............................... 20,166,798 (20,166,798) – –
HSBC Bank PLC ...................................... 1,179,834 (1,179,834) – –
ING Financial Markets LLC ............................... 13,680 (13,680) – –
J.P. Morgan Securities LLC ............................... 27,622,311 (27,622,311) – –
Jefferies LLC ......................................... 6,834,705 (6,834,705) – –
Morgan Stanley ....................................... 14,710,350 (14,710,350) – –
National Financial Services LLC ............................ 5,143,238 (5,143,238) – –
Natixis SA ........................................... 52,172 (52,172) – –
Nomura Securities International, Inc. ......................... 75,510 (75,510) – –
Scotia Capital (USA), Inc. ................................ 913,269 (913,269) – –
SG Americas Securities LLC .............................. 105,792 (105,792) – –
State Street Bank & Trust Co. .............................. 2,763,712 (2,739,573) – 24,139
Toronto-Dominion Bank .................................. 4,083,247 (4,083,247) – –
UBS AG ............................................ 3,600,781 (3,600,781) – –
UBS Securities LLC .................................... 631,996 (631,996) – –
Wells Fargo Bank N.A. .................................. 1,270,827 (1,270,827) – –
Wells Fargo Securities LLC ............................... 2,549,369 (2,549,369) – –
$ 134,926,769 $ (134,902,437) $ – $ 24,332
Russell 2500
Barclays Bank PLC ..................................... $ 147,219,430 $ (147,219,430) $ – $ –
BNP Paribas SA ....................................... 5,573,504 (5,573,504) – –
BofA Securities, Inc. .................................... 2,057,525 (2,057,525) – –
Citadel Clearing LLC .................................... 2,467,125 (2,454,431) – 12,694
Citigroup Global Markets, Inc. .............................. 107,114,560 (107,114,560) – –
Credit Suisse Securities (USA) LLC .......................... 393,320 (393,320) – –
HSBC Bank PLC ...................................... 354,237 (345,098) – 9,139
J.P. Morgan Securities LLC ............................... 4,228,897 (4,220,541) – 8,356
Jefferies LLC ......................................... 707,627 (695,150) – 12,477
Scotia Capital (USA), Inc. ................................ 4,270,950 (4,270,950) – –
SG Americas Securities LLC .............................. 22,838,815 (22,838,815) – –
State Street Bank & Trust Co. .............................. 187,376 (186,563) – 813
Toronto-Dominion Bank .................................. 1,341,246 (1,341,246) – –
UBS AG ............................................ 2,760,656 (2,728,566) – 32,090
UBS Securities LLC .................................... 2,499,679 (2,499,679) – –
Virtu Americas LLC ..................................... 504,735 (496,587) – 8,148
Wells Fargo Securities LLC ............................... 515,422 (507,293) – 8,129
$ 305,035,104 $ (304,943,258) $ – $ 91,846
Russell Mid-Cap
Barclays Bank PLC ..................................... $ 139,764,358 $ (139,583,947) $ – $ 180,411
Barclays Capital, Inc. ................................... 8,229,929 (8,205,038) – 24,891
BNP Paribas SA ....................................... 112,864,958 (111,958,502) – 906,456
BofA Securities, Inc. .................................... 91,927,278 (91,927,278) – –
Citadel Clearing LLC .................................... 34,832,225 (34,832,225) – –
Citigroup Global Markets, Inc. .............................. 116,537,355 (116,388,482) – 148,873
Credit Suisse Securities (USA) LLC .......................... 549,258 (544,143) – 5,115
Deutsche Bank Securities, Inc. ............................. 132 (132) – –

Notes to Financial Statements
(continued)
67
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
Russell Mid-Cap (continued)
Goldman Sachs & Co. LLC ............................... 251,479,808 (249,582,025) – 1,897,783
HSBC Bank PLC ...................................... 10,959,372 (10,959,372) – –
ING Financial Markets LLC ............................... 128,580 (128,147) – 433
J.P. Morgan Securities LLC ............................... 135,978,389 (135,978,389) – –
Jefferies LLC ......................................... 7,553,282 (7,553,282) – –
Morgan Stanley ....................................... 262,556,923 (261,434,381) – 1,122,542
National Financial Services LLC ............................ 7,784,454 (7,784,454) – –
Natixis SA ........................................... 11,393,412 (11,185,048) – 208,364
Nomura Securities International, Inc. ......................... 1,787,028 (1,787,028) – –
Pershing LLC ......................................... 276,717 (276,717) – –
RBC Capital Markets LLC ................................ 78,966,102 (77,669,548) – 1,296,554
Scotia Capital (USA), Inc. ................................ 35,586,707 (35,151,915) – 434,792
SG Americas Securities LLC .............................. 3,637,264 (3,572,460) – 64,804
State Street Bank & Trust Co. .............................. 13,324,780 (13,324,780) – –
Toronto-Dominion Bank .................................. 21,766,720 (21,766,720) – –
UBS AG ............................................ 49,897,849 (49,136,402) – 761,447
UBS Securities LLC .................................... 12,198,949 (12,165,398) – 33,551
Virtu Americas LLC ..................................... 2,667,746 (2,633,718) – 34,028
Wells Fargo Bank N.A. .................................. 25,618,392 (25,335,627) – 282,765
Wells Fargo Securities LLC ............................... 919,123 (909,095) – 10,028
$ 1,439,187,090 $ (1,431,774,253) $ – $ 7,412,837
Russell Mid-Cap Growth
Barclays Bank PLC ..................................... $ 19,566,610 $ (19,522,901) $ – $ 43,709
Barclays Capital, Inc. ................................... 11,108,076 (10,917,963) – 190,113
BNP Paribas SA ....................................... 31,849,803 (31,374,488) – 475,315
BofA Securities, Inc. .................................... 35,180,525 (35,180,525) – –
Citadel Clearing LLC .................................... 25,064,075 (25,014,026) – 50,049
Citigroup Global Markets, Inc. .............................. 111,222,622 (111,222,622) – –
Credit Suisse Securities (USA) LLC .......................... 40,550 (40,001) – 549
Deutsche Bank Securities, Inc. ............................. 4,430 (4,289) – 141
Goldman Sachs & Co. LLC ............................... 167,433,428 (165,869,510) – 1,563,918
HSBC Bank PLC ...................................... 10,358,844 (10,358,844) – –
ING Financial Markets LLC ............................... 380,477 (379,364) – 1,113
J.P. Morgan Securities LLC ............................... 99,418,327 (99,418,327) – –
Jefferies LLC ......................................... 3,020,543 (3,020,543) – –
Morgan Stanley ....................................... 135,218,790 (134,122,091) – 1,096,699
National Financial Services LLC ............................ 1,985,162 (1,962,606) – 22,556
Natixis SA ........................................... 14,693,293 (14,432,088) – 261,205
Nomura Securities International, Inc. ......................... 94,744 (93,809) – 935
RBC Capital Markets LLC ................................ 72,800,259 (72,265,757) – 534,502
Scotia Capital (USA), Inc. ................................ 80,038,511 (78,835,175) – 1,203,336
SG Americas Securities LLC .............................. 4,055,154 (4,047,806) – 7,348
State Street Bank & Trust Co. .............................. 4,072,055 (4,072,055) – –
Toronto-Dominion Bank .................................. 33,213,640 (33,213,640) – –
UBS AG ............................................ 50,464,735 (50,393,608) – 71,127
UBS Securities LLC .................................... 15,507,105 (15,344,139) – 162,966
Virtu Americas LLC ..................................... 214,922 (214,922) – –
Wells Fargo Bank N.A. .................................. 7,795,780 (7,544,131) – 251,649
Wells Fargo Securities LLC ............................... 416,367 (416,367) – –
$ 935,218,827 $ (929,281,597) $ – $ 5,937,230
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders
68
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares Russell Mid-Cap Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Russell 2500 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended March 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
iShares ETF Investment Advisory Fees
Micro-Cap ...................................................................................................... 0.60%
Russell 2500 ..................................................................................................... 0.15
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.2000%
Over $121 billion, up to and including $181 billion ............................................................................ 0.1900
Over $181 billion, up to and including $231 billion ............................................................................ 0.1805
Over $231 billion, up to and including $281 billion ............................................................................ 0.1715
Over $281 billion .................................................................................................. 0.1630
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.2500%
Over $121 billion, up to and including $181 billion ............................................................................ 0.2375
Over $181 billion, up to and including $231 billion ............................................................................ 0.2257
Over $231 billion, up to and including $281 billion ............................................................................ 0.2144
Over $281 billion .................................................................................................. 0.2037
iShares ETF Amounts Waived
Russell 2500 ........................................................................................................ $ 414,648

Notes to Financial Statements
(continued)
69
Notes to Financial Statements
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
During the year ended March 31, 2023, iShares Russell 2500 ETF received a reimbursement of $1,715 from an affiliate, which is included in payment by affiliate in the
Statement of Operations, related to an operating event.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
Micro-Cap ............................................................................................................. $ 1,009,983
Russell 2500 ............................................................................................................ 276,075
Russell Mid-Cap ......................................................................................................... 3,734,803
Russell Mid-Cap Growth .................................................................................................... 1,702,962
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Micro-Cap .......................................................................... $ 48,166,894 $ 113,265,188 $ 6,910,608
Russell 2500 ......................................................................... 12,993,940 6,123,389 (2,218,890)
Russell Mid-Cap ...................................................................... 787,365,752 788,702,473 (408,203,235)
Russell Mid-Cap Growth ................................................................. 1,821,446,112 1,267,440,537 (885,940,994)
iShares ETF Purchases Sales
Micro-Cap .......................................................................................... $ 326,835,017 $ 324,822,977
Russell 2500 ......................................................................................... 56,414,339 56,349,062
Russell Mid-Cap ...................................................................................... 3,398,334,703 3,394,305,451
Russell Mid-Cap Growth ................................................................................. 3,187,128,617 3,209,331,844

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders
70
For the year ended March 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2023, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
iShares ETF
In-kind
Purchases
In-kind
Sales
Micro-Cap .......................................................................................... $ 72,644,096 $ 60,405,833
Russell 2500 ......................................................................................... 462,751,574 156,108,874
Russell Mid-Cap ...................................................................................... 2,549,069,643 2,016,833,965
Russell Mid-Cap Growth ................................................................................. 2,096,988,432 2,406,000,734
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Micro-Cap ............................................................................... $ 7,906,992 $ (7,906,992)
Russell 2500 .............................................................................. 33,294,487 (33,294,487)
Russell Mid-Cap ........................................................................... 1,083,298,971 (1,083,298,971)
Russell Mid-Cap Growth ...................................................................... 755,012,895 (755,012,895)
—
iShares ETF
Year Ended
03/31/23
Year Ended
03/31/22
Micro-Cap
Ordinary income ........................................................................................... $ 11,888,480 $ 9,212,592
Russell 2500
Ordinary income ........................................................................................... $ 9,129,972 $ 4,296,696
Russell Mid-Cap
Ordinary income ........................................................................................... $ 443,722,962 $ 335,661,159
Russell Mid-Cap Growth
Ordinary income ........................................................................................... $ 92,809,126 $ 57,154,726
iShares ETF
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-Year
Losses
(c)
Total
Micro-Cap ........................................................... $ (191,112,983) $ (221,675,988) $ (9,927) $ (412,798,898)
Russell 2500 .......................................................... (12,977,443) (39,673,167) — (52,650,610)
Russell Mid-Cap ....................................................... (1,175,348,813) 6,056,630,618 (374,970) 4,880,906,835
Russell Mid-Cap Growth .................................................. (1,950,017,880) 867,529,596 — (1,082,488,284)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the timing and recognition of realized gains (losses) for tax purposes and the characterization of corporate actions.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

Notes to Financial Statements
(continued)
71
Notes to Financial Statements
As of March 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Micro-Cap ...................................................... $ 1,261,178,264 $ 157,103,348 $ (378,779,336) $ (221,675,988)
Russell 2500 .................................................... 1,032,171,820 25,270,220 (64,943,387) (39,673,167)
Russell Mid-Cap .................................................. 23,064,803,164 8,746,452,670 (2,689,822,052) 6,056,630,618
Russell Mid-Cap Growth ............................................ 12,264,681,450 2,350,088,835 (1,482,559,239) 867,529,596

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders
72
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/23
Year Ended
03/31/22
iShares ETF Shares Amount Shares Amount
Micro-Cap
Shares sold 650,000 $ 74,999,301 1,550,000 $ 233,160,533
Shares redeemed (550,000) (62,257,439) (2,500,000) (365,060,694)
100,000 $ 12,741,862 (950,000) $ (131,900,161)
Russell 2500
Shares sold 8,600,000 $ 465,221,423 3,450,000 $ 222,742,394
Shares redeemed (2,850,000) (158,089,603) (900,000) (58,170,126)
5,750,000 $ 307,131,820 2,550,000 $ 164,572,268
Russell Mid-Cap
Shares sold 37,800,000 $ 2,568,756,078 46,450,000 $ 3,657,110,774
Shares redeemed (29,650,000) (2,044,006,786) (24,950,000) (1,987,820,867)
8,150,000 $ 524,749,292 21,500,000 $ 1,669,289,907
Russell Mid-Cap Growth
Shares sold 24,700,000 $ 2,102,349,511 42,850,000 $ 4,740,611,315
Shares redeemed (27,750,000) (2,411,435,041) (51,100,000) (5,608,243,717)
(3,050,000) $ (309,085,530) (8,250,000) $ (867,632,402)

Report of Independent Registered Public Accounting Firm
73
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2023, the related statements of operations for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2023 and each of the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 25, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Micro-Cap ETF
iShares Russell 2500 ETF
iShares Russell Mid-Cap ETF
iShares Russell Mid-Cap Growth ETF

Important Tax Information
(unaudited)
2023
iShares Annual Report to Shareholders
74
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2023:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Micro-Cap ....................................................................................................... $ 8,752,862
Russell 2500 ...................................................................................................... 5,444,599
Russell Mid-Cap ................................................................................................... 396,151,529
Russell Mid-Cap Growth .............................................................................................. 103,427,485
iShares ETF
Qualified Business
Income
Micro-Cap ....................................................................................................... $ 822,852
Russell 2500 ...................................................................................................... 747,565
Russell Mid-Cap ................................................................................................... 39,166,425
Russell Mid-Cap Growth .............................................................................................. 4,768,141
iShares ETF
Dividends-Received
Deduction
Micro-Cap ......................................................................................................... 73.11%
Russell 2500 ........................................................................................................ 37.94
Russell Mid-Cap ..................................................................................................... 85.95
Russell Mid-Cap Growth ................................................................................................ 100.00

Statement Regarding Liquidity Risk Management Program
(unaudited)
75
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Micro-Cap ETF, iShares Russell 2500 ETF, iShares Russell Mid-Cap ETF and iShares Russell Mid-Cap
Growth ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
2023
iShares Annual Report to Shareholders
76
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
March 31, 2023
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Russell 2500
(a)
........................ $ 0.966861 $ — $ 0.008723 $ 0.975584 99% —% 1% 100%
Russell Mid-Cap
(a)
..................... 1.093586 — 0.020161 1.113747 98 — 2 100
Russell Mid-Cap Growth
(a)
................ 0.570243 — 0.100220 0.670463 85 — 15 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Trustee and Officer Information
(unaudited)
77
Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust, and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 380 funds as of March 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles
Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of
BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since
2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since
2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since
2019).
Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s
ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth
Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc.
(2014-2015); Senior Partner, McKinsey & Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani (1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee,
Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and
President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee
(2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the
Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State
Investment Funds Committee (since 2022).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).

Trustee and Officer Information
(unaudited) (continued)
2023
iShares Annual Report to Shareholders
78
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton (1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).
John E.
Martinez (1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting,
Stanford University Graduate School of Business (2001-2017); Professor of Law (by
courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic
Affairs and Head of MBA Program, Stanford University Graduate School of Business
(2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since
2023).
Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-
2023).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock
Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of
PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO
Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts
Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park
(1967)
Chief Compliance
Officer (since
2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020- 2021); Head of Developed Markets
Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core
Portfolio Management (since 2020).
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Independent Trustees
(continued)

General Information
79
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2023
iShares Annual Report to Shareholders
80
USD United States Dollar
Currency Abbreviation
Portfolio Abbreviation
CVR Contingent Value Rights
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's

iS-AR-318-0323
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.      Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).
Item 4.      Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eighteen series of the registrant for which the fiscal year-end is March 31, 2023 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $230,600 for the fiscal year ended
March 31, 2022
and $242,700 for the fiscal year ended March 31, 2023.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed March 31, 2022
and March 31, 2023 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $174,600 for the fiscal year ended
March 31, 2022
and $174,600 for the fiscal year ended March 31, 2023. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed March 31, 2022 and March 31, 2023
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $174,600 for the fiscal year ended
March 31, 2022
and $174,600 for the fiscal year ended March 31, 2023.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.      Audit Committee of Listed Registrants

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b) Not applicable.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

      (a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)

(4) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	May 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	May 25, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	May 25, 2023